UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-08918

HC Capital Trust
(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA                                       19428
(Address of principal executive offices)                         (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-9596

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

EXPLANATORY NOTE:  The Registrant is filing this amendment to its Form N-CSR for the period ended June 30, 2024, originally filed with the Securities and Exchange Commission on September 4, 2024 (Accession Number 0001004726-24-000139), to include the omitted Tailored Shareholder Report documents for two funds, The Core Fixed Income Portfolio and The Institutional International Equity Portfolio and to reorder the funds within Item 1 “Reports to Stockholders.” as well as to include the Report of Independent Registered Public Accounting Firm within Item 7 “Financial Statements and Financial Highlights for Open-End Management Investment Companies.”  Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Item 1. Reports to Stockholders.

(a)

The U.S. Equity Portfolio

HCEGX

Annual Shareholder Report — June 30, 2024

Fund Overview

This annual shareholder report contains important information about The U.S. Equity Portfolio for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Equity Portfolio	$27	0.23%

How did the Fund perform last year?

The U.S. Equity Portfolio (the “Portfolio”) managed by Jennison Associates, LLC (“Jennison”) and Parametric Portfolio Associates, LLC (“Parametric”) returned 26.35% for the fiscal year compared to 22.70% for the S&P 500® and 24.65% for the average manager in the MSCI USA Index.

During the second half of the fiscal year, the The Value Equity Portfolio and The Small Capitalization-Mid Capitalization Equity Portfolio were consolidated into the The Growth Equity Portfolio (since renamed The U.S. Equity Portfolio). The consolidation was performed to improve the investment strategy team’s ability to efficiently manage the portfolio.

The Portfolio outperformed its benchmark over the period. Jennison’s growth bias resulted in relative outperformance as growth stocks outperformed the broad market. Positive security selection was also additive to the manager’s performance.

Jennison was terminated during the reporting period. Following an extensive review by the investment strategy group, the decision to terminate the manager was made due to lower conviction in the manager’s strategy to add value over the U.S. equity opportunity set.

------------------------------------

The tax-managed strategy run by Parametric focuses on minimizing taxable gains subject to a tracking error constraint relative to the broad US market (i.e., both value and growth stocks). The tax management stock implementation underperformed during the period.

Buoyed by easing inflation, a resilient economy, enthusiasm about AI and the prospect of lower interest rates, the S&P 500® increased by 22.70% for the Fiscal Year, compared to 19.59% last year. This is higher than the long-term average of 10.56%. The returns for the S&P 500® were very concentrated with the top 10 companies accounting for 69.4% (17.05% of 24.56%) of the total return of the S&P 500®. Growth outperformed Value stocks as enthusiasm about the prospects for AI drove mega growth stocks higher. The Russell 1000® Growth Index rose by 33.48% compared to the Russell 1000® Value Index which rose 13.06% during the Fiscal Year.

Fund performance based on $10,000 initial investment

	The U.S. Equity Portfolio	S&P 500® Index	MSCI USA Index
Jun 24	37,312	27,856	33,226
Jun 23	29,532	22,703	26,655
Jun 22	24,379	19,311	22,292
Jun 21	29,128	21,923	25,563
Jun 20	20,891	15,816	17,938
Jun 19	18,792	15,007	16,545
Jun 18	16,745	13,868	15,007
Jun 17	14,057	12,363	13,104
Jun 16	11,781	10,707	11,103
Jun 15	11,127	10,525	10,761
Jun 14	10,000	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
The U.S. Equity Portfolio	26.35%	14.70%	14.07%
S&P 500® Index	22.70%	13.17%	10.79%
MSCI USA Index	24.65%	14.96%	12.76%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$1,781,552,523
Number of Portfolio Holdings	1,367
Net Investment Advisory Fees	$1,048,586
Portfolio Turnover Rate	13%

What did the Fund invest in?

(As of June 30, 2024)

Portfolio Composition

Investments	Percent of Total Investments
Information Technology	30.9%
Financials	12.2%
Health Care	11.8%
Consumer Discretionary	11.2%
Communication Services	9.3%
Industrials	9.2%
Consumer Staples	5.5%
Energy	3.6%
Real Estate	2.3%
Materials	2.1%
Utilities	2.0%
Investment Companies	0.2%
Contingent Rights	0.0%

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective June 30, 2024, January 12, 2024, December 1, 2023, and August 17, 2023.

Effective June 14, 2024, the Portfolio acquired The Value Equity Portfolio and the Small-Mid Capitalization Equity Portfolio. Effective April 17, 2024, the Portfolio changed its name to The U.S. Equity Portfolio and changed its principal strategies and risks.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The U.S. Equity Portfolio

HCEGX

Annual Shareholder Report — June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Institutional U.S. Equity Portfolio

HCIGX

Annual Shareholder Report — June 30, 2024

Fund Overview

This annual shareholder report contains important information about The Institutional U.S. Equity Portfolio for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Institutional U.S. Equity Portfolio	$26	0.23%

How did the Fund perform last year?

The Institutional U.S. Equity Portfolio (the “Portfolio”) managed by Echo Street Capital Management LLC (“Echo Street”), Jennison Associates, LLC “Jennison”), Mellon Investments Corporation (“Mellon”), Monashee Investment Management, LLC (“Monashee”), Parametric Portfolio Associates, LLC, RhumbLine Advisers (“RhumbLine”), and Wellington Management Company, LLP (“Wellington”) returned 22.40% for the fiscal year compared to 24.65% for the MSCI USA Index.

The Portfolio underperformed the benchmark primarily due to the performance of Mellon, RhumbLine, and Wellington. Mellon underperformed due to its modest bias towards low-volatility stocks. During the fiscal year, RhumbLine’s performance of 23.87% was slightly behind its Russell 1000 Index benchmark which returned 23.88%. The Russell 1000 Index underperformed the MSCI USA Index due to its exposure to a more diversified set of U.S. securities that resulted in a bias towards securities with smaller market capitalization than the benchmark. Wellington implements a public real estate strategy which, while in line with the real estate market, underperformed broad equity markets as higher rates caused REITs to lag. Jennison’s growth bias resulted in relative outperformance as growth stocks outperformed the broad market and dampened the portfolio’s underperformance.

Echo Street voluntarily decided to stop managing external capital during the reporting period. The manager lagged prior to its closure primarily due to security selection.

Jennison was terminated during the reporting period. Following an extensive review by the investment strategy group, the decision to terminate the manager was made due to lower conviction in the manager’s strategy to add value over the U.S. equity opportunity set.

The trust hired Monashee during the fiscal year. The decision to hire Monashee was made following an extensive review conducted by the investment strategy group. Monashee was chosen following the completion of qualitative assessments and quantitative analysis. Monashee attempts to deliver excess returns by harvesting the equity volatility risk premium which arises from the persistent tendency of imputed volatility to exceed actual and forward-looking realized volatility.

The Portfolio is diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolio expects to attribute some of its performance to this cyclicality of styles.

Buoyed by easing inflation, a resilient economy, enthusiasm about AI and the prospect of lower interest rates, the S&P 500 increased by 24.56% for the Fiscal Year, compared to 19.59% last year. This is higher than the long-term average of 10.56%. The returns for the S&P 500 were very concentrated with the top 10 companies accounting for 69.4% (17.05% of 24.56%) of the total return of the S&P 500. Growth outperformed Value stocks as enthusiasm about the prospects for AI drove mega growth stocks higher. The Russell 1000® Growth Index rose by 33.48% compared to the Russell 1000® Value Index which rose 13.06% during the Fiscal Year.

Fund performance based on $10,000 initial investment

	The Institutional U.S. Equity Portfolio	MSCI USA Index
Jun 24	36,380	33,226
Jun 23	29,723	26,655
Jun 22	25,273	22,292
Jun 21	29,839	25,563
Jun 20	21,029	17,938
Jun 19	18,658	16,545
Jun 18	16,739	15,007
Jun 17	14,070	13,104
Jun 16	11,821	11,103
Jun 15	11,114	10,761
Jun 14	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Institutional U.S. Equity Portfolio	22.40%	14.29%	13.79%
MSCI USA Index	24.65%	14.96%	12.76%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$2,532,407,913
Number of Portfolio Holdings	1,135
Net Investment Advisory Fees	$3,748,390
Portfolio Turnover Rate	78%

What did the Fund invest in?

(As of June 30, 2024)

Portfolio Composition

Investments	Percent of Total Investments
Investment Companies	28.7%
Information Technology	19.2%
Financials	8.3%
Industrials	7.6%
Health Care	7.4%
Consumer Discretionary	7.3%
Communication Services	5.9%
Consumer Staples	4.3%
Real Estate	4.0%
Utilities	2.3%
Energy	2.1%
Materials	1.8%
Contingent Right	0.0%
Purchased Options	0.0%
Futures	0.0%
Written Options	- 0.0%

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective June 30, 2024, January 12, 2024, December 1, 2023, and August 17, 2023.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The Institutional U.S. Equity Portfolio

HCIGX

Annual Shareholder Report — June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The ESG Growth Portfolio

HCESX

Annual Shareholder Report — June 30, 2024

Fund Overview

This annual shareholder report contains important information about The ESG Growth Portfolio for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The ESG Growth Portfolio	$30	0.27%

How did the Fund perform last year?

The ESG Growth Portfolio (the “Portfolio”) managed by Mellon Investments Corporation (“Mellon”), Parametric Portfolio Associates, LLC and RBC Global Asset Management (U.K.) Limited (“RBC GAM”) returned 19.41% for the fiscal year compared to 20.75% for the MSCI World Index.

The Portfolio’s underperformance can be attributed to the Global ESG screening strategy, which was run by Mellon and underperformed.

RBC GAM was terminated during the reporting period. Following an extensive review by the investment strategy group, the decision to terminate the manager was made due to lower conviction in the manager’s strategy to add value over the U.S. equity opportunity set.

The Portfolio requires that the underlying managers integrate ESG criteria in their investment selection. Mellon uses third party ESG data to better understand the environmental, social and governance risks and opportunities when making investment decisions.

Buoyed by easing inflation, a resilient economy, enthusiasm about AI and the prospect of lower interest rates, the S&P 500 increased by 24.56% for the Fiscal Year, compared to 19.59% last year. This is higher than the long-term average of 10.56%. The returns for the S&P 500 were very concentrated with the top 10 companies accounting for 69.4% (17.05% of 24.56%) of the total return of the S&P 500. Growth outperformed Value stocks as enthusiasm about the prospects for AI drove mega growth stocks higher. The Russell 1000® Growth Index rose by 33.48% compared to the Russell 1000® Value Index which rose 13.06% during the Fiscal Year.

Fund performance based on $10,000 initial investment

	The ESG Growth Portfolio	MSCI World Index (Gross)
Jun 24	22,572	25,384
Jun 23	18,903	21,021
Jun 22	16,308	17,645
Jun 21	19,141	20,504
Jun 20	13,768	14,680
Jun 19	13,176	14,197
Jun 18	12,910	13,276
Jun 17	11,719	11,886
Jun 16	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	Since Inception
The ESG Growth Portfolio	19.41%	11.37%	8.99%
MSCI World Index (Gross)	20.75%	12.32%	10.43%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$192,581,413
Number of Portfolio Holdings	1,403
Net Investment Advisory Fees	$216,724
Portfolio Turnover Rate	5%

What did the Fund invest in?

(As of June 30, 2024)

Portfolio Composition

Investments	Percent of Total Investments
Information Technology	26.9%
Financials	16.5%
Health Care	12.6%
Industrials	10.5%
Consumer Discretionary	9.9%
Communication Services	6.0%
Consumer Staples	5.6%
Energy	4.8%
Materials	3.2%
Utilities	1.5%
Real Estate	1.2%
Investment Company	1.0%
Right	0.0%
Warrant	0.0%
Futures	- 0.0%

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

A specialist manager change was implemented for this Portfolio effective December 31, 2023.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The ESG Growth Portfolio

HCESX

Annual Shareholder Report — June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Catholic SRI Growth Portfolio

HCSRX

Annual Shareholder Report — June 30, 2024

Fund Overview

This annual shareholder report contains important information about The Catholic SRI Growth Portfolio for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Catholic SRI Growth Portfolio	$34	0.31%

How did the Fund perform last year?

The Catholic SRI Growth Portfolio (the “Portfolio”) managed by Mellon Investments Corporation (“Mellon”) returned 20.69% for the fiscal year compared to 20.75% for the MSCI World Index.

The Portfolio’s underperformance can be attributed primarily to the screening that is required to adhere to Catholic values, which is managed by Mellon.

The Portfolio is diversified across securities to ensure proper portfolio diversification, with the goal of providing competitive long-term returns in as consistent a manner as possible. As a result, it is expected that some styles will be leading at times, while others are lagging and vice versa. The Portfolio expects to participate in this cyclicality of styles by maintaining market exposure comparable to MSCI World Index.

The Portfolio requires that the underlying managers integrate Catholic values in their investment selections, which includes negative screens. Mellon uses third party data to implement the negative screens in the Portfolio.

Buoyed by easing inflation, a resilient economy, enthusiasm about AI and the prospect of lower interest rates, the S&P 500 increased by 24.56% for the Fiscal Year, compared to 19.59% last year. This is higher than the long-term average of 10.56%. The returns for the S&P 500 were very concentrated with the top 10 companies accounting for 69.4% (17.05% of 24.56%) of the total return of the S&P 500. Growth outperformed Value stocks as enthusiasm about the prospects for AI drove mega growth stocks higher. The Russell 1000® Growth Index rose by 33.48% compared to the Russell 1000® Value Index which rose 13.06% during the Fiscal Year.

Fund performance based on $10,000 initial investment

	The Catholic SRI Growth Portfolio	MSCI World Index (Gross)
Jun 24	23,598	25,384
Jun 23	19,552	21,021
Jun 22	16,283	17,645
Jun 21	19,425	20,504
Jun 20	13,776	14,680
Jun 19	13,412	14,197
Jun 18	13,128	13,276
Jun 17	11,802	11,886
Jun 16	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	Since Inception
The Catholic SRI Growth Portfolio	20.69%	11.96%	11.78%
MSCI World Index (Gross)	20.75%	12.32%	12.59%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$35,290,529
Number of Portfolio Holdings	1,317
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	11%

What did the Fund invest in?

(As of June 30, 2024)

Portfolio Composition

Investments	Percent of Total Investments
Information Technology	30.5%
Financials	18.2%
Consumer Discretionary	11.3%
Communication Services	9.0%
Industrials	8.7%
Consumer Staples	5.5%
Energy	5.3%
Health Care	3.9%
Materials	3.8%
Utilities	2.0%
Real Estate	1.6%
Investment Company	0.1%
Warrant	0.0%
Right	0.0%

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The Catholic SRI Growth Portfolio

HCSRX

Annual Shareholder Report — June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The International Equity Portfolio

HCIEX

Annual Shareholder Report — June 30, 2024

Fund Overview

This annual shareholder report contains important information about The International Equity Portfolio for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The International Equity Portfolio	$26	0.25%

How did the Fund perform last year?

The MSCI EAFE Index rose by 11.54% in U.S. Dollar terms for the Fiscal Year. While it was a strong year for the region, the index underperformed its U.S. counterparts because it has less exposure to the AI euphoria that fueled the global markets. From a sector perspective, information technology, financials and industrials were the strongest performing segments of the market for the year. From a regional standpoint, the U.K, and Japan slightly outperformed the index and rose 12.49% and 13.15%, respectively for the year. Japan's returns were led by the performance of stocks trading below book value as market leaders pushed for company executives to improve profit margins, increase dividends and corporate governance.

The International Equity Portfolio (the “Portfolio”) managed by Parametric Portfolio Associates, LLC (“Parametric”) and Monashee Investment Management, LLC (“Monashee”) returned 11.69% for the fiscal year compared to 11.54% for the MSCI EAFE Index.

The Portfolio overperformed the benchmark.The tax-managed strategy run by Parametric focuses on minimizing taxable gains subject to a tracking error constraint. The tracking error generated by tax minimization added to before-tax performance during the period.

Concerns about inflation and future growth plagued the markets for most of the year. However, in the second half of the year, the ECB, Bank of Canada and the Swiss National Bank started to cut rates as data showed steady progress in the battle against inflation.

The trust hired Monashee during the fiscal year. The decision to hire Monashee was made following an extensive review conducted by the investment strategy group. Monashee was chosen following the completion of qualitative assessments and quantitative analysis. Monashee attempts to deliver excess returns by harvesting the equity volatility risk premium which arises from the persistent tendency of imputed volatility to exceed actual and forward-looking realized volatility.

The Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolio expects to attribute some of its performance to this cyclicality of styles.

Fund performance based on $10,000 initial investment

	The International Equity Portfolio	MSCI EAFE Index
Jun 24	15,464	15,285
Jun 23	13,846	13,704
Jun 22	11,635	11,538
Jun 21	13,826	14,032
Jun 20	10,462	10,602
Jun 19	10,878	11,175
Jun 18	10,851	11,056
Jun 17	10,276	10,348
Jun 16	8,581	8,604
Jun 15	9,550	9,578
Jun 14	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
The International Equity Portfolio	11.69%	7.29%	4.46%
MSCI EAFE Index	11.54%	6.46%	4.33%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$567,390,187
Number of Portfolio Holdings	452
Net Investment Advisory Fees	$638,054
Portfolio Turnover Rate	20%

What did the Fund invest in?

(As of June 30, 2024)

Portfolio Composition

Investments	Percent of Total Investments
Financials	19.0%
Industrials	15.4%
Health Care	10.7%
Investment Companies	10.5%
Consumer Discretionary	8.9%
Information Technology	8.6%
Consumer Staples	6.9%
Materials	6.3%
Energy	5.2%
Communication Services	3.0%
Utilities	2.6%
Real Estate	1.5%
Warrant	0.0%
Purchased Options	0.0%
Futures	0.0%
Written Options	- 0.0%

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective December 1, 2023 and August 17, 2023.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The International Equity Portfolio

HCIEX

Annual Shareholder Report — June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Institutional International Equity Portfolio

HCINX

Annual Shareholder Report — June 30, 2024

Fund Overview

This annual shareholder report contains important information about The Institutional International Equity Portfolio for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Institutional International Equity Portfolio	$34	0.32%

How did the Fund perform last year?

The Institutional International Equity Portfolio (the “Institutional Portfolio”) managed by City of London Investment Management Company, Limited (“City of London”), Mellon Investments Corporation (“Mellon”), Monashee, and Parametric returned 11.02% for the fiscal year compared to 12.09% for the MSCI EAFE Index.

The Institutional Portfolio underperformed its benchmark. The majority of the assets are managed by Mellon and Parametric with a mandate to provide passive exposure to the benchmark index (MSCI EAFE Index). Parametric replicates the benchmark index using futures. This allows the Portfolio to have cash on hand to meet redemptions and invest opportunistically. Mellon underperformed due to its bias towards low-volatility stocks. City of London outperformed due to a favorable environment for its closed-end fund strategy that seeks portfolio appreciation derived from a top-down macro process, bottom-up stock picking, and a narrowing of the closed-end fund discount to net asset value.

The Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolio expects to attribute some of its performance to this cyclicality of styles.

The trust hired Monashee during the fiscal year. The decision to hire Monashee was made following an extensive review conducted by the investment strategy group. Monashee was chosen following the completion of qualitative assessments and quantitative analysis. Monashee attempts to deliver excess returns by harvesting the equity volatility risk premium which arises from the persistent tendency of imputed volatility to exceed actual and forward-looking realized volatility.

Fund performance based on $10,000 initial investment

	The Institutional International Equity Portfolio	MSCI EAFE Index (Gross)
Jun 24	14,678	16,039
Jun 23	13,221	14,309
Jun 22	11,228	11,983
Jun 21	13,719	14,496
Jun 20	10,271	10,905
Jun 19	11,024	11,446
Jun 18	11,014	11,266
Jun 17	10,413	10,492
Jun 16	8,650	8,683
Jun 15	9,562	9,618
Jun 14	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Institutional International Equity Portfolio	11.02%	5.89%	3.91%
MSCI EAFE Index (Gross)	12.09%	6.98%	4.84%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$942,022,226
Number of Portfolio Holdings	944
Net Investment Advisory Fees	$1,612,994
Portfolio Turnover Rate	21%

What did the Fund invest in?

(As of June 30, 2024)

Portfolio Composition

Investments	Percent of Total Investments
Investment Companies	46.7%
Financials	11.1%
Industrials	8.1%
Health Care	6.9%
Consumer Discretionary	6.1%
Information Technology	6.1%
Consumer Staples	4.4%
Materials	2.9%
Energy	2.7%
Communication Services	1.6%
Utilities	1.3%
Real Estate	0.3%
Right	0.0%
Purchased Options	0.0%
Futures	- 0.1%
Written Options	- 0.0%

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective December 1, 2023 and August 17, 2023.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The Institutional International Equity Portfolio

HCINX

Annual Shareholder Report — June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Emerging Markets Portfolio

HCEMX

Annual Shareholder Report — June 30, 2024

Fund Overview

This annual shareholder report contains important information about The Emerging Markets Portfolio for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Emerging Markets Portfolio	$44	0.41%

How did the Fund perform last year?

The MSCI Emerging Markets Index rose by 12.55% in U.S. Dollar terms for the Fiscal Year. After a tough start to the year, Emerging Market equities started to rebound as geopolitical tensions boosted emerging market energy exports such as Brazil and Saudi Arabia and stronger macro fundamentals, coupled with AI-related optimism, lifted technology heavy Emerging Markets in Taiwan and South Korea. In addition, reforms in China helped to mitigate concerns about the country’s growth prospects and real estate sector.

The Emerging Markets Portfolio (the “Portfolio”) managed by Mellon Investments Corporation (“Mellon”), Monashee Investment Management, LLC (“Monashee”), Parametric Portfolio Associates, LLC (“Parametric”), and XY Investments (HK) Limited (“XY Investments”) returned 12.19% for the fiscal year compared to 12.97% for the MSCI EM Index.

For the fiscal year 2024, the Portfolio underperformed the benchmark. The underperformance was primarily due to the quantitative strategy run by XY Investments utilizing equity-based total return swaps. During the first half of the fiscal year, XY Investment’s style benchmark (MSCI China A Onshore Net Total Return Index USD) returned -7.58% compared to 4.88% for the MSCI EM Index.

The Portfolio provides broad access to international emerging markets equity. The Portfolio is managed with multiple managers to provide diversification of manager style as well as diversification of firm specific risks. Mellon’s strategy provides passive exposure to the MSCI EM Index. The Portfolio diversifies amongst a large number of names and across geographies and sectors. Parametric replicates benchmark index (MSCI Emerging Markets Index) using futures. This allows the Portfolio to have cash on hand to meet redemptions and invest opportunistically.

XY was terminated at the end of the first half of the reporting period. Following an extensive review by the investment strategy group, the decision to terminate the manager was made due to lower conviction in the manager’s strategy to add value over the emerging markets equity opportunity set.

The Trust hired Monashee during the fiscal year. The decision to hire Monashee was made following an extensive review conducted by the investment strategy group. Monashee was chosen following the completion of qualitative assessments and quantitative analysis. Monashee attempts to deliver excess returns by harvesting the equity volatility risk premium which arises from the persistent tendency of imputed volatility to exceed actual and forward-looking realized volatility.

Fund performance based on $10,000 initial investment

	The Emerging Markets Portfolio	MSCI EM Index
Jun 24	11,954	13,672
Jun 23	10,655	12,102
Jun 22	10,485	11,840
Jun 21	13,772	15,785
Jun 20	10,007	11,167
Jun 19	10,364	11,518
Jun 18	9,955	11,336
Jun 17	9,823	10,440
Jun 16	8,084	8,407
Jun 15	9,152	9,523
Jun 14	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Emerging Markets Portfolio	12.19%	2.89%	1.80%
MSCI EM Index	12.97%	3.49%	3.18%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$710,860,635
Number of Portfolio Holdings	732
Net Investment Advisory Fees	$1,316,674
Portfolio Turnover Rate	25%

What did the Fund invest in?

(As of June 30, 2024)

Portfolio Composition

Investments	Percent of Total Investments
Information Technology	20.2%
Financials	17.9%
Investment Companies	13.3%
Consumer Discretionary	9.9%
Communication Services	9.6%
Materials	5.6%
Energy	4.8%
Industrials	4.6%
Consumer Staples	3.8%
Health Care	2.7%
Utilities	2.4%
Real Estate	1.0%
Right	0.0%
Purchased Options	0.0%
Futures	0.0%
Written Options	- 0.0%

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective February 11, 2024, December 1, 2023, and August 17, 2023.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The Emerging Markets Portfolio

HCEMX

Annual Shareholder Report — June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Core Fixed Income Portfolio

HCIIX

Annual Shareholder Report — June 30, 2024

Fund Overview

This annual shareholder report contains important information about The Core Fixed Income Portfolio for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Core Fixed Income Portfolio	$33	0.32%

How did the Fund perform last year?

The Core Fixed Income Portfolio (the “Portfolio”) managed by Agincourt Capital Management, LLC (“Agincourt”) and Mellon Investments Corporation returned 2.68% for the fiscal year compared to 2.63% for the Bloomberg U.S. Aggregate Bond Index (“BarCap”).

The Portfolio modestly outperformed the benchmark; underweight investment grade credit was a detractor while the underweight duration positioning helped as yields backed up.

The Portfolio is allocated across the three major sectors of the BarCap Index: governments, credit, and asset-backed securities. Our underweight allocation to credit detracted marginally while our underweight to securitized contributed to performance. The main contributor to outperformance was our underweight duration position. The government and asset backed sectors are passively managed to provide performance in-line with their respective benchmarks. Actual results for the government and asset-backed portfolios may vary marginally from the underlying benchmarks because of cash flows and because for practical purposes, the portfolios hold a representative group of the securities in the benchmarks and do not seek to fully replicate all of the individual holdings. The credit portfolio has a bit more flexibility to vary from the index by avoiding credits that the manager feels have adverse price risk. The allocations across the three sectors will vary over time based upon the relative attractiveness of the sectors. In general, the Portfolio maintains aggregate characteristics – duration, weighted average yield-to-maturity, and average credit quality comparable to the benchmark.

MOVED:

For most of the year, investors questioned whether the Fed would be able to orchestrate a soft landing – that is to reduce inflation and cool the economy without sending the economy into a recession. This uncertainty created volatility in the bond markets as the yield on the U.S. 10-year Treasury rose from 3.81% to a height of 4.98% in October before ending the Fiscal Year at 4.36%. The Bloomberg U.S. Aggregate Bond Index rose by 2.63% during the year.

By the end of the fiscal year, it appeared as though the miraculous had happened. Inflation started to moderate without any impact on corporate earnings or growth. In June 2024, the Consumer Price Index fell by 0.1% -- the first decrease in inflation since the onset of the pandemic. With price stability in sight, the Fed has indicated that it is "closer" to cutting interest rates. Fed Chairman Jerome Powell recently stated that the U.S. is "no longer an overheated economy" and that “the labor market appears to be fully back in balance. The Fed has guided the market to expect one rate cut but the market is slightly more hopeful and has priced in two rate cuts from 5.25% to 4.75% by the end of 2024.

Fund performance based on $10,000 initial investment

	The Core Fixed Income Portfolio	Bloomberg U.S. Aggregate Bond Index
Jun 24	11,306	11,430
Jun 23	11,011	11,137
Jun 22	11,067	11,243
Jun 21	12,517	12,533
Jun 20	12,506	12,575
Jun 19	11,489	11,564
Jun 18	10,626	10,720
Jun 17	10,718	10,763
Jun 16	10,710	10,797
Jun 15	10,116	10,186
Jun 14	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Core Fixed Income Portfolio	2.68%	- 0.32%	1.24%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$82,435,313
Number of Portfolio Holdings	1,200
Net Investment Advisory Fees	$83,028
Portfolio Turnover Rate	45%

What did the Fund invest in?

(As of June 30, 2024)

Portfolio Composition

Investments	Percent of Total Investments
Investment Companies	51.4%
U.S. Treasury Obligations	26.0%
U.S. Government Agency Mortgages	11.4%
Financials	5.0%
Health Care	1.4%
Communication Services	1.3%
Energy	1.2%
Utilities	1.2%
Information Technology	1.2%
Industrials	1.0%
Consumer Discretionary	0.9%
Materials	0.7%
Collateralized Mortgage Obligations	0.7%
Real Estate	0.7%
Consumer Staples	0.6%
U.S. Government Agency Securities	0.5%
Asset Backed Securities	0.2%

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The Core Fixed Income Portfolio

HCIIX

Annual Shareholder Report — June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Corporate Opportunities Portfolio

HCHYX

Annual Shareholder Report — June 30, 2024

Fund Overview

This annual shareholder report contains important information about The Corporate Opportunities Portfolio for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Corporate Opportunities Portfolio	$29	0.28%

How did the Fund perform last year?

The Corporate Opportunities Portfolio (the “Portfolio”) managed by Parametric Portfolio Associates, LLC (“Parametric”) returned 12.56% for the fiscal year compared to 10.44% for the Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index.

The Portfolio outperformed the benchmark due to the Parametric futures strategy which seeks to replicate the risk profile of the benchmark. Parametric manages a portfolio of futures contracts that reflects the underlying risks of the asset class. In the fiscal year, high yield bonds dramatically outperformed the instruments chosen to replicate the risk exposure of the benchmark. The City of London strategy outperformed the Portfolio’s benchmark due to a tightening of the discounts among closed end funds.

For most of the year, investors questioned whether the Fed would be able to orchestrate a soft landing – that is to reduce inflation and cool the economy without sending the economy into a recession. This uncertainty created volatility in the bond markets as the yield on the U.S. 10-year Treasury rose from 3.81% to a height of 4.98% in October before ending the Fiscal Year at 4.36%. The Bloomberg U.S. Aggregate Bond Index rose by 2.63% during the year.

By the end of the fiscal year, it appeared as though the miraculous had happened. Inflation started to moderate without any impact on corporate earnings or growth. In June 2024, the Consumer Price Index fell by 0.1% -- the first decrease in inflation since the onset of the pandemic. With price stability in sight, the Fed has indicated that it is "closer" to cutting interest rates. Fed Chairman Jerome Powell recently stated that the U.S. is "no longer an overheated economy" and that “the labor market appears to be fully back in balance. The Fed has guided the market to expect one rate cut but the market is slightly more hopeful and has priced in two rate cuts from 5.25% to 4.75% by the end of 2024.

The Portfolio is designed to provide investors with higher returns over time than traditional fixed income investments primarily through investment in a diversified portfolio of non-investment grade fixed income instruments. The Portfolio may also opportunistically invest in international bonds, convertible bonds, preferred stocks, treasury inflation bonds, loan participations and fixed and floating rate loans.

The Portfolio has flexibility to vary from the index by avoiding credits that the managers feel have adverse price risk.

Fund performance based on $10,000 initial investment

	The Corporate Opportunities Portfolio	Bloomberg U.S. Corporate High Yield Index
Jun 24	16,496	15,247
Jun 23	14,655	13,806
Jun 22	13,676	12,658
Jun 21	14,870	14,519
Jun 20	13,139	12,585
Jun 19	12,504	12,580
Jun 18	11,496	11,705
Jun 17	11,047	11,406
Jun 16	9,946	10,121
Jun 15	10,007	9,960
Jun 14	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Corporate Opportunities Portfolio	12.56%	5.70%	5.13%
Bloomberg U.S. Corporate High Yield Index	10.44%	3.92%	4.31%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$207,191,670
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$344,966
Portfolio Turnover Rate	48%

What did the Fund invest in?

(As of June 30, 2024)

Portfolio Composition

Investments	Percent of Total Investments
Investment Companies	97.7%
Financial Services	0.0%
Futures	0.4%
Credit Default Swap	- 0.0%

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective December 1, 2023 and August 17, 2023.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The Corporate Opportunities Portfolio

HCHYX

Annual Shareholder Report — June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The U.S. Government Fixed Income Securities Portfolio

HCUSX

Annual Shareholder Report — June 30, 2024

Fund Overview

This annual shareholder report contains important information about The U.S. Government Fixed Income Securities Portfolio for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Government Fixed Income Securities Portfolio	$12	0.12%

How did the Fund perform last year?

The U.S. Government Fixed Income Securities Portfolio (the “Portfolio”) managed by Mellon Investments Corporation and Parametric Portfolio Associates, LLC returned 2.69% for the fiscal year compared to 1.61% for the Bloomberg U.S. Government Bond Index.

The Portfolio outperformed the benchmark due to a shorter duration positioning relative to the Benchmark. As yields moved up, our shorter duration securities outperformed those with more duration. The Portfolio is structured to perform similarly to the benchmark. As such it uses a sampling methodology to select a subset of the index universe that maintains aggregate characteristics – duration, weighted average yield-to-maturity, and average credit quality in-line with the benchmark. Since the Portfolio owns a subset of securities of the Index, there will necessarily be some tracking error.

For most of the year, investors questioned whether the Fed would be able to orchestrate a soft landing – that is to reduce inflation and cool the economy without sending the economy into a recession. This uncertainty created volatility in the bond markets as the yield on the U.S. 10-year Treasury rose from 3.81% to a height of 4.98% in October before ending the Fiscal Year at 4.36%. The Bloomberg U.S. Aggregate Bond Index rose by 2.63% during the year.

By the end of the fiscal year, it appeared as though the miraculous had happened. Inflation started to moderate without any impact on corporate earnings or growth. In June 2024, the Consumer Price Index fell by 0.1% -- the first decrease in inflation since the onset of the pandemic. With price stability in sight, the Fed has indicated that it is "closer" to cutting interest rates. Fed Chairman Jerome Powell recently stated that the U.S. is "no longer an overheated economy" and that “the labor market appears to be fully back in balance. The Fed has guided the market to expect one rate cut but the market is slightly more hopeful and has priced in two rate cuts from 5.25% to 4.75% by the end of 2024.

The U.S. Government bond market posted weak performance for the fiscal year as the rates normalized higher as the Federal Reserve continued to raise the Fed Funds rate, pushing up long rates and concurrently pushing down prices (which move inversely to rates). The rise in global bond yields over the past year is consistent with stronger than expected inflation data and stronger growth.

Fund performance based on $10,000 initial investment

	The U.S. Government Fixed Income Securities Portfolio	Bloomberg U.S. Government Index
Jun 24	10,978	10,963
Jun 23	10,690	10,789
Jun 22	10,772	11,018
Jun 21	11,890	12,084
Jun 20	12,295	12,471
Jun 19	11,157	11,302
Jun 18	10,439	10,542
Jun 17	10,522	10,609
Jun 16	10,740	10,845
Jun 15	10,203	10,227
Jun 14	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
The U.S. Government Fixed Income Securities Portfolio	2.69%	- 0.32%	0.94%
Bloomberg U.S. Government Index	1.61%	- 0.61%	0.92%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$982,163,413
Number of Portfolio Holdings	304
Net Investment Advisory Fees	$319,930
Portfolio Turnover Rate	74%

What did the Fund invest in?

(As of June 30, 2024)

Portfolio Composition

Investments	Percent of Total Investments
Investment Companies	51.9%
U.S. Treasury Obligations	46.3%
U.S. Government Agency Securities	1.0%
Futures	0.1%
Written Options	- 0.0%

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The U.S. Government Fixed Income Securities Portfolio

HCUSX

Annual Shareholder Report — June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The U.S. Corporate Fixed Income Securities Portfolio

HCXSX

Annual Shareholder Report — June 30, 2024

Fund Overview

This annual shareholder report contains important information about The U.S. Corporate Fixed Income Securities Portfolio for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Corporate Fixed Income Securities Portfolio	$20	0.19%

How did the Fund perform last year?

The U.S. Corporate Fixed Income Securities Portfolio (the “Portfolio”) managed by Agincourt Capital Management, LLC (“Agincourt”) and Parametric Portfolio Associates, LLC returned 4.70% for the fiscal year compared to 4.63% for the Bloomberg U.S. Corporate Bond Index. Agincourt modestly outperformed the benchmark by 7 basis points while maintaining duration, weighted average yield-to-maturity, and average credit quality in line with the benchmark. The Adviser also directed the investment of a portion of the into a shorter duration strategy managed by Parametric which was beneficial as rates rose and contributed to the outperformance.

For most of the year, investors questioned whether the Fed would be able to orchestrate a soft landing – that is to reduce inflation and cool the economy without sending the economy into a recession. This uncertainty created volatility in the bond markets as the yield on the U.S. 10-year Treasury rose from 3.81% to a height of 4.98% in October before ending the Fiscal Year at 4.36%. The Bloomberg U.S. Aggregate Bond Index rose by 2.63% during the year.

By the end of the fiscal year, it appeared as though the miraculous had happened. Inflation started to moderate without any impact on corporate earnings or growth. In June 2024, the Consumer Price Index fell by 0.1% -- the first decrease in inflation since the onset of the pandemic. With price stability in sight, the Fed has indicated that it is "closer" to cutting interest rates. Fed Chairman Jerome Powell recently stated that the U.S. is "no longer an overheated economy" and that “the labor market appears to be fully back in balance. The Fed has guided the market to expect one rate cut but the market is slightly more hopeful and has priced in two rate cuts from 5.25% to 4.75% by the end of 2024.

Fund performance based on $10,000 initial investment

	The U.S. Corporate Fixed Income Securities Portfolio	Bloomberg U.S. Corporate Bond Index
Jun 24	12,857	12,597
Jun 23	12,281	12,039
Jun 22	12,017	11,856
Jun 21	13,674	13,816
Jun 20	13,248	13,374
Jun 19	12,033	12,214
Jun 18	10,834	11,031
Jun 17	10,966	11,123
Jun 16	10,791	10,875
Jun 15	9,999	10,075
Jun 14	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
The U.S. Corporate Fixed Income Securities Portfolio	4.70%	1.33%	2.55%
Bloomberg U.S. Corporate Bond Index	4.63%	0.62%	2.34%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$278,368,085
Number of Portfolio Holdings	181
Net Investment Advisory Fees	$228,453
Portfolio Turnover Rate	37%

What did the Fund invest in?

(As of June 30, 2024)

Portfolio Composition

Investments	Percent of Total Investments
Financials	24.6%
Investment Companies	21.1%
Communication Services	8.5%
Utilities	6.5%
Health Care	6.4%
Energy	6.3%
Information Technology	5.8%
Consumer Discretionary	4.9%
Materials	4.6%
Industrials	4.0%
Real Estate	3.4%
Consumer Staples	3.0%
Futures	0.0%

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The U.S. Corporate Fixed Income Securities Portfolio

HCXSX

Annual Shareholder Report — June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

HCASX

Annual Shareholder Report — June 30, 2024

Fund Overview

This annual shareholder report contains important information about The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$21	0.20%

How did the Fund perform last year?

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (the “Portfolio”) managed by Mellon Investments Corporation returned 2.51% for the fiscal year compared to 2.38% for the Bloomberg U.S. Securitized Index.

The portfolio outperformed the benchmark driven by a modest underweight duration positioning.

The Portfolio is structured to simulate the performance of the benchmark. As such the Portfolio maintains aggregate characteristics – duration, weighted average yield-to-maturity, and average credit quality in line with the benchmark. The Mellon securitized strategy performed in-line with the benchmark. The Portfolio’s outperformance was due to the Advisor’s decision to allocate a portion of the Portfolio’s assets to cash to shorten the Portfolio’s duration.

For most of the year, investors questioned whether the Fed would be able to orchestrate a soft landing – that is to reduce inflation and cool the economy without sending the economy into a recession. This uncertainty created volatility in the bond markets as the yield on the U.S. 10-year Treasury rose from 3.81% to a height of 4.98% in October before ending the Fiscal Year at 4.36%. The Bloomberg U.S. Aggregate Bond Index rose by 2.63% during the year.

By the end of the fiscal year, it appeared as though the miraculous had happened. Inflation started to moderate without any impact on corporate earnings or growth. In June 2024, the Consumer Price Index fell by 0.1% -- the first decrease in inflation since the onset of the pandemic. With price stability in sight, the Fed has indicated that it is "closer" to cutting interest rates. Fed Chairman Jerome Powell recently stated that the U.S. is "no longer an overheated economy" and that “the labor market appears to be fully back in balance. The Fed has guided the market to expect one rate cut but the market is slightly more hopeful and has priced in two rate cuts from 5.25% to 4.75% by the end of 2024.

Fund performance based on $10,000 initial investment

	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Bloomberg U.S. Securitized Index
Jun 24	10,769	11,008
Jun 23	10,506	10,752
Jun 22	10,630	10,916
Jun 21	11,619	11,992
Jun 20	11,679	12,016
Jun 19	11,110	11,364
Jun 18	10,511	10,684
Jun 17	10,532	10,670
Jun 16	10,571	10,677
Jun 15	10,197	10,225
Jun 14	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	2.51%	- 0.62%	0.74%
Bloomberg U.S. Securitized Index	2.38%	- 0.63%	0.97%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$223,862,829
Number of Portfolio Holdings	1,647
Net Investment Advisory Fees	$135,217
Portfolio Turnover Rate	11%

What did the Fund invest in?

(As of June 30, 2024)

Portfolio Composition

Investments	Percent of Total Investments
U.S. Government Agency Mortgages	81.7%
Investment Companies	19.0%
Collateralized Mortgage Obligations	5.0%
Asset Backed Securities	1.4%
Utilities	0.1%
Futures	0.0%

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

HCASX

Annual Shareholder Report — June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Short-Term Municipal Bond Portfolio

HCSBX

Annual Shareholder Report — June 30, 2024

Fund Overview

This annual shareholder report contains important information about The Short-Term Municipal Bond Portfolio for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Short-Term Municipal Bond Portfolio	$31	0.30%

How did the Fund perform last year?

The Short-Term Municipal Bond Portfolio (the “Portfolio”) managed by Breckinridge Capital Advisors, Inc. returned 2.24% for the fiscal year compared to 3.00% for the ICE BofA Merrill Lynch 1-3 Year Municipal Index and 2.98% for the Bloomberg 1-3 Year Municipal Bond Index.

The Portfolio underperformed its benchmark due to an intentional overweight to higher quality bonds than the benchmark.

For most of the year, investors questioned whether the Fed would be able to orchestrate a soft landing – that is to reduce inflation and cool the economy without sending the economy into a recession. This uncertainty created volatility in the bond markets as the yield on the U.S. 10-year Treasury rose from 3.81% to a height of 4.98% in October before ending the Fiscal Year at 4.36%. The Bloomberg U.S. Aggregate Bond Index rose by 2.63% during the year.

By the end of the fiscal year, it appeared as though the miraculous had happened. Inflation started to moderate without any impact on corporate earnings or growth. In June 2024, the Consumer Price Index fell by 0.1% -- the first decrease in inflation since the onset of the pandemic. With price stability in sight, the Fed has indicated that it is "closer" to cutting interest rates. Fed Chairman Jerome Powell recently stated that the U.S. is "no longer an overheated economy" and that “the labor market appears to be fully back in balance. The Fed has guided the market to expect one rate cut but the market is slightly more hopeful and has priced in two rate cuts from 5.25% to 4.75% by the end of 2024.

Fund performance based on $10,000 initial investment

	The Short-Term Municipal Bond Portfolio	ICE BofA Merrill Lynch Muni 1-3 Year Muni Index	Bloomberg 1-3 Year Municipal Bond Index
Jun 24	10,841	11,175	11,181
Jun 23	10,604	10,849	10,857
Jun 22	10,479	10,734	10,742
Jun 21	10,833	10,970	10,967
Jun 20	10,778	10,859	10,861
Jun 19	10,496	10,598	10,597
Jun 18	10,203	10,312	10,319
Jun 17	10,168	10,238	10,233
Jun 16	10,156	10,187	10,182
Jun 15	10,019	10,040	10,037
Jun 14	10,000	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Short-Term Municipal Bond Portfolio	2.24%	0.65%	0.81%
ICE BofA Merrill Lynch Muni 1-3 Year Muni Index	3.00%	1.07%	1.12%
Bloomberg 1-3 Year Municipal Bond Index	2.98%	1.08%	1.12%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$65,634,009
Number of Portfolio Holdings	43
Net Investment Advisory Fees	$84,722
Portfolio Turnover Rate	34%

What did the Fund invest in?

(As of June 30, 2024)

Portfolio Composition

Investments	Percent of Total Investments
General Obligation	51.9%
Revenue Bonds	45.8%
Investment Company	0.9%

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The Short-Term Municipal Bond Portfolio

HCSBX

Annual Shareholder Report — June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

The Intermediate Term Municipal Bond Portfolio

HCIMX

Annual Shareholder Report — June 30, 2024

Fund Overview

This annual shareholder report contains important information about The Intermediate Term Municipal Bond Portfolio for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.hccapitalsolutions.com. You can also request this information by contacting us at (800) 242-9596.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Intermediate Term Municipal Bond Portfolio	$29	0.29%

How did the Fund perform last year?

The Intermediate Term Municipal Bond Portfolio managed by Insight North America LLC (“Insight”) returned 3.01% for the fiscal year compared to 2.19% for the Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged.

The Insight strategy outperformed the benchmark during the twelve-month reporting period. An overweight to revenue bonds compared to general obligation bonds, and an underweight to higher rated issues contributed to the overperformance during the fiscal year.

For most of the year, investors questioned whether the Fed would be able to orchestrate a soft landing – that is to reduce inflation and cool the economy without sending the economy into a recession. This uncertainty created volatility in the bond markets as the yield on the U.S. 10-year Treasury rose from 3.81% to a height of 4.98% in October before ending the Fiscal Year at 4.36%. The Bloomberg U.S. Aggregate Bond Index rose by 2.63% during the year.

By the end of the fiscal year, it appeared as though the miraculous had happened. Inflation started to moderate without any impact on corporate earnings or growth. In June 2024, the Consumer Price Index fell by 0.1% -- the first decrease in inflation since the onset of the pandemic. With price stability in sight, the Fed has indicated that it is "closer" to cutting interest rates. Fed Chairman Jerome Powell recently stated that the U.S. is "no longer an overheated economy" and that “the labor market appears to be fully back in balance. The Fed has guided the market to expect one rate cut but the market is slightly more hopeful and has priced in two rate cuts from 5.25% to 4.75% by the end of 2024.

Fund performance based on $10,000 initial investment

	The Intermediate Term Municipal Bond Portfolio	Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged	Bloomberg Municipal Bond Index
Jun 24	11,736	12,045	12,669
Jun 23	11,394	11,787	12,274
Jun 22	11,149	11,513	11,895
Jun 21	11,859	12,242	13,011
Jun 20	11,546	11,924	12,490
Jun 19	11,187	11,458	11,958
Jun 18	10,609	10,818	11,207
Jun 17	10,595	10,759	11,034
Jun 16	10,565	10,749	11,088
Jun 15	10,154	10,193	10,300
Jun 14	10,000	10,000	10,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Intermediate Term Municipal Bond Portfolio	3.01%	0.96%	1.61%
Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged	2.19%	1.00%	1.88%
Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%

Past performance is not an indication of future results.

Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Fund Statistics

Net Assets	$494,999,892
Number of Portfolio Holdings	253
Net Investment Advisory Fees	$919,524
Portfolio Turnover Rate	33%

What did the Fund invest in?

(As of June 30, 2024)

Portfolio Composition

Investments	Percent of Total Investments
Revenue Bonds	59.7%
General Obligation	23.1%
Investment Companies	13.9%
Certificates of Participation	2.2%
Tax Allocation	0.2%

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2023. More complete information can be found in the Fund’s current prospectus.

Effective September 18, 2023, the advisory fee payable to HC Capital Solutions was eliminated for the Portfolio. Effective August 17, 2023, the HC Advisors Share class was terminated from the Portfolio.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

The Intermediate Term Municipal Bond Portfolio

HCIMX

Annual Shareholder Report — June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information): is available at www.hccapitalsolutions.com or upon request, by calling (800) 242-9596.

(b)  Not applicable.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). The Code of Ethics is included as an Exhibit. During the period covered by the report, with respect to the Registrant’s Code of Ethics, there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (c) or (d) of this Item 2 of Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert is John M. Dyer, who is “independent” for purposes of this Item 3 of Form N-CSR. Mr. Dyer was appointed to the Board of Trustees effective June 17, 2019 and was determined to be an audit committee financial expert on June 16, 2020.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees
2023             $423,530
2024             $404,000

For the fiscal years ended June 30, 2023 and June 30, 2024, the aggregate fees billed by Grant Thornton LLP for professional services rendered for the audits of the financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years for the Registrant are shown in the table above.

(b) Audit-Related Fees
2023             $0
2024             $0

(c) Tax Fees
2023             $84,800
2024             $114,250

Tax fees include the aggregate fees billed in each of the last two fiscal years for professional services related to tax compliance, tax advice, and tax planning. Such tax services included the review of income and excise tax returns for the Registrant as shown in the table above for the fiscal years ended June 30, 2023 and June 30, 2024.

(d) All Other Fees
2023             $0
2024             $0

(e)  (1)  Except as permitted by Rule 2-01 (c)(7)(i)(c) of Regulation S-X, the HC Capital Trust Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the Portfolios. Prior to the commencement of any audit or non-audit services to a Fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.
 (e) (2)  The following percentages of the services summarized in (b)-(d) above were approved by the Audit Committee pursuant to Rule 2-01 (c)(7)(i)(c) of Regulation S-X.

2023             0%
2024             0%

(f)  Not applicable.

(g)  For the fiscal years ended June 30, 2023 and June 30, 2024, the aggregate non-audit fees billed by Grant Thornton LLP for services rendered to the Registrant and to the Registrant’s investment advisers (the “Advisers”) and any entity controlling, controlled by, or under common control with the Advisers that provided ongoing services to the Registrant were $0 and $0, respectively.

(h)  Not applicable.

(i)  Not applicable.

(j)  Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)
Annual Report
June 30, 2024
The U.S. Equity Portfolio
The Institutional U.S. Equity Portfolio
The ESG Growth Portfolio
The Catholic SRI Growth Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Core Fixed Income Portfolio
The Corporate Opportunities Portfolio
The U.S. Government Fixed Income Securities Portfolio
The U.S. Corporate Fixed Income Securities Portfolio
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
The Short-Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond Portfolio

Table of Contents
Annual Report
HC CAPITAL TRUST
June 30, 2024
Portfolio of Investments 1
Statements of Assets and Liabilities 199
Statements of Operations 204
Statements of Change in Net Assets 209
Financial Highlights 215
Notes to Financial Statements 221
Report of Independent Registered Public Accounting Firm 251
Additional Information 253

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments — June 30, 2024
1
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks — 100.16%
Aerospace & Defense — 1.34%
1,081
AAR Corp.(a) .................... $ 79
327
AeroVironment, Inc.(a) .............. 60
609
Cadre Holdings, Inc. ................ 20
700
Curtiss-Wright Corp. ............... 190
1,094
Ducommun, Inc.(a) ................ 64
5,461
General Dynamics Corp. ............. 1,584
3,456
HEICO Corp. ..................... 773
728
HEICO Corp., Class - A ............. 129
9,052
Kratos Defense & Security Solutions, Inc.(a) 181
5,883
L3Harris Technologies, Inc. .......... 1,321
9,411
Lockheed Martin Corp. .............. 4,396
64
Moog, Inc., Class - A ............... 11
460
National Presto Industries, Inc. ........ 35
2,258
Northrop Grumman Corp. ............ 984
4,289
Rocket Lab USA, Inc.(a) ............ 21
67,703
RTX Corp. ....................... 6,796
5,412
The Boeing Co.(a) ................. 985
4,895
TransDigm Group, Inc. .............. 6,253
4,770
Triumph Group, Inc.(a) .............. 74
23,956
Air Freight & Logistics — 0.26%
5,251
Expeditors International of Washington, Inc. 655
4,786
FedEx Corp. ..................... 1,435
3,544
GXO Logistics, Inc.(a) .............. 179
1,172
Hub Group, Inc., Class - A ........... 50
16,845
United Parcel Service, Inc., Class - B .... 2,306
4,625
Automobile Components — 0.19%
1,571
Adient PLC(a) .................... 39
2,008 American Axle & Manufacturing Holdings,
Inc.(a) ...................... 14
12,225
Dana, Inc. ....................... 148
554
Dorman Products, Inc.(a) ............ 51
585
Gentex Corp. ..................... 20
1,023
Gentherm, Inc.(a) .................. 50
12,500
Lear Corp. ....................... 1,428
9,227
Modine Manufacturing Co.(a) ......... 924
930
Patrick Industries, Inc. .............. 101
817
Stoneridge, Inc.(a) ................. 13
41,038
The Goodyear Tire & Rubber Co.(a) .... 466
872
Visteon Corp.(a) ................... 93
3,347
Shares Security Description Value
(000)
Common Stocks (continued)
Automobiles — 0.94%
71,725
Ford Motor Co. ................... $ 899
79,978
Tesla, Inc.(a) ..................... 15,827
522
Winnebago Industries, Inc. ........... 28
16,754
Banks — 2.90%
894
1st Source Corp. .................. 48
1,715
Ameris Bancorp ................... 86
1,712
Axos Financial, Inc.(a) .............. 98
3,234
Banc of California, Inc. ............. 41
1,048
BancFirst Corp. ................... 92
236,345
Bank of America Corp. .............. 9,400
29,893
Bank OZK ....................... 1,226
6,251
BankUnited, Inc. .................. 183
1,471
Bankwell Financial Group, Inc. ........ 37
2,970
BCB Bancorp, Inc. ................. 32
4,171
Berkshire Hills Bancorp, Inc. ......... 95
418
Byline Bancorp, Inc. ................ 10
5,139
Cadence Bank .................... 145
3,999
Capitol Federal Financial, Inc. ......... 22
2,951
Cathay General Bancorp ............. 111
7,844
Citigroup, Inc. .................... 498
60,325
Citizens Financial Group, Inc. ......... 2,174
1,445
Colony Bankcorp, Inc. .............. 18
9,351
Columbia Banking System, Inc. ....... 186
3,488
Columbia Financial, Inc.(a) ........... 52
56,548
Comerica, Inc. .................... 2,887
688
Commerce Bancshares, Inc. .......... 38
1,092
Community Financial System, Inc. ..... 52
1,095
Community Trust Bancorp, Inc. ........ 48
1,054
Community West Bancshares ......... 19
2,630
ConnectOne Bancorp, Inc. ........... 50
3,479
Cullen/Frost Bankers, Inc. ............ 354
9,064
CVB Financial Corp. ............... 156
32,941
East West Bancorp, Inc. ............. 2,412
688
Enterprise Financial Services Corp. ..... 28
6,060
FB Financial Corp. ................. 237
13,076
Fifth Third Bancorp ................ 477
851
Financial Institutions, Inc. ............ 16
2,460
First Bancorp (North Carolina) ........ 79
24,739
First Bancorp (Puerto Rico) .......... 452
2,341
First Bank ....................... 30
3,516
First Busey Corp. .................. 85
591
First Citizens BancShares, Inc., Class - A . 995
3,703
First Commonwealth Financial Corp. .... 51
3,478
First Financial Bancorp .............. 77

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Banks (continued)
22,418
First Foundation, Inc. ............... $ 147
6,815
First Hawaiian, Inc. ................ 141
91,124
First Horizon Corp. ................ 1,437
3,590
First Merchants Corp. ............... 120
1,077
First Mid Bancshares, Inc. ........... 35
6,458
Fulton Financial Corp. .............. 110
1,287
German American Bancorp, Inc. ....... 45
561
Glacier Bancorp, Inc. ............... 21
3,205
Hancock Whitney Corp. ............. 153
868
Hilltop Holdings, Inc. ............... 27
18,862
HomeStreet, Inc. .................. 215
4,173
Hope Bancorp, Inc. ................ 45
78,113
Huntington Bancshares, Inc. .......... 1,030
3,570
Independent Bank Corp. ............. 181
1,662
Independent Bank Group, Inc. ......... 76
129
International Bancshares Corp. ........ 7
67,705
JPMorgan Chase & Co. ............. 13,695
1,193
Lakeland Financial Corp. ............ 73
2,021
Live Oak Bancshares, Inc. ........... 71
3,497
M&T Bank Corp. .................. 529
1,295
Midland States Bancorp, Inc. ......... 29
1,943
National Bank Holdings Corp., Class - A . 76
695
NBT Bancorp, Inc. ................. 27
663
Nicolet Bankshares, Inc. ............. 55
1,622
Northrim Bancorp, Inc. .............. 93
3,969
Northwest Bancshares, Inc. ........... 46
6,060
OceanFirst Financial Corp. ........... 96
3,649
OFG Bancorp .................... 137
2,194
Old Second Bancorp, Inc. ............ 32
1,467
Origin Bancorp, Inc. ................ 47
1,149
Orrstown Financial Services, Inc. ...... 31
1,042
Pacific Premier Bancorp, Inc. ......... 24
286
Pathward Financial, Inc. ............. 16
559
Peoples Bancorp, Inc. ............... 17
1,889
Pinnacle Financial Partners, Inc. ....... 151
2,873
Popular, Inc. ..................... 254
3,360
Premier Financial Corp. ............. 69
3,750
Provident Bancorp, Inc.(a) ........... 38
1,157
QCR Holdings, Inc. ................ 69
106,556
Regions Financial Corp. ............. 2,135
670
Renasant Corp. ................... 20
635
Sandy Spring Bancorp, Inc. ........... 15
1,467
Seacoast Banking Corp. of Florida ...... 35
990
ServisFirst Bancshares, Inc. .......... 63
3,954
Simmons First National Corp., Class - A . 70
3,405
Sterling Bancorp, Inc.(a) ............. 18
Shares Security Description Value
(000)
Common Stocks (continued)
Banks (continued)
1,311
Stock Yards Bancorp, Inc. ............ $ 65
42,174
Synovus Financial Corp. ............. 1,695
510
Texas Capital Bancshares, Inc.(a) ...... 31
14,418
The Bancorp, Inc.(a) ................ 544
2,444
The Bank of N.T. Butterfield & Son Ltd. . 86
8,270
The PNC Financial Services Group, Inc. . 1,286
3,235
Towne Bank ..................... 88
393
TriCo Bancshares .................. 16
240
Triumph Financial, Inc.(a) ............ 20
596
TrustCo Bank Corp. NY ............. 17
2,275
United Bankshares, Inc. ............. 74
3,391
United Community Banks, Inc. ........ 86
2,044
Univest Financial Corp. ............. 47
2,879
Veritex Holdings, Inc. ............... 61
13,406
Wells Fargo & Co. ................. 796
4,326
WesBanco, Inc. ................... 121
16,779
Western Alliance Bancorp ............ 1,054
623
Western New England Bancorp, Inc. .... 4
963
Wintrust Financial Corp. ............. 95
1,135
WSFS Financial Corp. .............. 53
10,848
Zions Bancorp NA ................. 470
51,627
Beverages — 1.28%
11,836
Brown-Forman Corp., Class - B ....... 511
1,320
Celsius Holdings, Inc.(a) ............. 75
2,846
Constellation Brands, Inc., Class - A .... 732
6,891
Keurig Dr Pepper, Inc. .............. 230
26,922
Monster Beverage Corp.(a) ........... 1,345
57,885
PepsiCo, Inc. ..................... 9,547
6,267
Primo Water Corp. ................. 137
160,904
The Coca-Cola Co. ................. 10,243
341
The Vita Coco Co., Inc.(a) ........... 9
22,829
Biotechnology — 2.23%
16,564
2seventy bio, Inc.(a) ................ 64
13,699
4D Molecular Therapeutics, Inc.(a) ..... 288
34,760
AbbVie, Inc. ..................... 5,961
892
Agios Pharmaceuticals, Inc.(a) ........ 38
665
Alkermes PLC(a) .................. 16
11,330
Alnylam Pharmaceuticals, Inc.(a) ...... 2,753
5,570
Altimmune, Inc.^(a) ................ 37
25,106
Amgen, Inc. ...................... 7,843
1,323
Anavex Life Sciences Corp.(a) ........ 6
468
Apellis Pharmaceuticals, Inc.(a) ....... 18

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Biotechnology (continued)
695
Arcellx, Inc.(a) ................... $ 38
987
Arcus Biosciences, Inc.(a) ............ 15
7,407
Arcutis Biotherapeutics, Inc.(a) ........ 69
2,416
Arrowhead Pharmaceuticals, Inc.(a) ..... 63
11,191
BioAtla, Inc.(a) ................... 15
2,743
BioCryst Pharmaceuticals, Inc.(a) ...... 17
769
Biohaven Ltd.(a) .................. 27
1,111
Blueprint Medicines Corp.(a) ......... 120
15,620
Bridgebio Pharma, Inc.(a) ............ 396
1,190
Catalyst Pharmaceuticals, Inc.(a) ....... 18
455
Crinetics Pharmaceuticals, Inc.(a) ...... 20
1,049
Cytokinetics, Inc.(a) ................ 57
1,214
Day One Biopharmaceuticals, Inc.(a) .... 17
24,003
Design Therapeutics, Inc.(a) .......... 80
3,633
Dynavax Technologies Corp.(a) ........ 41
2,140
Enanta Pharmaceuticals, Inc.(a) ........ 28
7,862
Erasca, Inc.(a) .................... 19
4,978
Halozyme Therapeutics, Inc.(a) ........ 261
1,019
Insmed, Inc.(a) .................... 68
2,089
Intellia Therapeutics, Inc.(a) .......... 47
4,834
Iovance Biotherapeutics, Inc.(a) ....... 39
704
Keros Therapeutics, Inc.(a) ........... 32
442 Kiniksa Pharmaceuticals International
PLC(a) ..................... 8
9,060
Kodiak Sciences, Inc.(a) ............. 21
388
Krystal Biotech, Inc.(a) .............. 71
4,749
Larimar Therapeutics, Inc.(a) ......... 34
22,219
MacroGenics, Inc.(a) ............... 94
2,208
Madrigal Pharmaceuticals, Inc.(a) ...... 619
3,976
MannKind Corp.(a) ................ 21
19,253
Moderna, Inc.(a) .................. 2,286
5,968
Monte Rosa Therapeutics, Inc.(a) ...... 22
636
Morphic Holding, Inc.(a) ............ 22
1,311
Myriad Genetics, Inc.(a) ............. 32
14,862
Natera, Inc.(a) .................... 1,609
800
Neurocrine Biosciences, Inc.(a) ........ 110
30,739
Nkarta, Inc.(a) .................... 182
2,923
Nurix Therapeutics, Inc.(a) ........... 61
612
Nuvalent, Inc., Class - A(a) ........... 46
6,995
Olema Pharmaceuticals, Inc.(a) ........ 76
2,087
PDL BioPharma, Inc.(a) ............. 3
7,030
Poseida Therapeutics, Inc.(a) .......... 21
2,301
Prime Medicine, Inc.(a) ............. 12
913
Protagonist Therapeutics, Inc.(a) ....... 32
700
Prothena Corp. PLC(a) .............. 14
1,755
PTC Therapeutics, Inc.(a) ............ 54
Shares Security Description Value
(000)
Common Stocks (continued)
Biotechnology (continued)
1,996 Recursion Pharmaceuticals, Inc., Class -
A(a) ....................... $ 15
2,019
Regeneron Pharmaceuticals, Inc.(a) ..... 2,122
2,123
Relay Therapeutics, Inc.(a) ........... 14
3,305
REVOLUTION Medicines, Inc.(a) ..... 128
745
Rhythm Pharmaceuticals, Inc.(a) ....... 31
2,459
Rocket Pharmaceuticals, Inc.(a) ........ 53
1,372
SpringWorks Therapeutics, Inc.(a) ...... 52
3,817
Stoke Therapeutics, Inc.(a) ........... 52
2,137
Syndax Pharmaceuticals, Inc.(a) ....... 44
12,178
Tenaya Therapeutics, Inc.(a) .......... 38
2,710
TG Therapeutics, Inc.(a) ............. 48
574
Twist Bioscience Corp.(a) ............ 28
18,542
United Therapeutics Corp.(a) ......... 5,907
8,199
Vanda Pharmaceuticals, Inc.(a) ........ 46
3,598
Vaxcyte, Inc.(a) ................... 272
1,163
Veracyte, Inc.(a) ................... 25
1,839
Vericel Corp.(a) ................... 84
12,418
Vertex Pharmaceuticals, Inc.(a) ........ 5,821
13,314
Viking Therapeutics, Inc.(a) .......... 706
1,039
Viridian Therapeutics, Inc.(a) ......... 14
1,954
Xencor, Inc.(a) .................... 37
1,004
XOMA Corp.(a) ................... 24
14,136
Y-mAbs Therapeutics, Inc.(a) ......... 171
39,693
Broadline Retail — 4.16%
366,024
Amazon.com, Inc.(a) ............... 70,732
15,760
eBay, Inc. ....................... 847
331
Etsy, Inc.(a) ...................... 20
15,740
Groupon, Inc.(a) .................. 241
8,527
Macy's, Inc. ...................... 164
928
MercadoLibre, Inc.(a) ............... 1,525
5,126
Ollie's Bargain Outlet Holdings, Inc.(a) .. 503
74,032
Building Products — 0.56%
10,045
A.O. Smith Corp. .................. 821
1,948
Apogee Enterprises, Inc. ............. 122
404
Armstrong World Industries, Inc. ....... 46
2,770
AZZ, Inc. ....................... 214
1,565
Builders FirstSource, Inc.(a) .......... 217
38,763
Carrier Global Corp. ................ 2,445
354
CSW Industrials, Inc. ............... 94
441
Gibraltar Industries, Inc.(a) ........... 30
1,230
Griffon Corp. ..................... 79

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Building Products (continued)
443
Insteel Industries, Inc. ............... $ 14
1,297
JELD-WEN Holding, Inc.(a) .......... 17
13,273
Johnson Controls International PLC ..... 882
6,549
Masco Corp. ..................... 437
2,456
Masterbrand, Inc.(a) ................ 36
50,826
Resideo Technologies, Inc.(a) ......... 994
9,049
Trane Technologies PLC ............. 2,977
3,006
Trex Co., Inc.(a) ................... 223
2,155
UFP Industries, Inc. ................ 241
2,342
Zurn Elkay Water Solutions Corp. ...... 69
9,958
Capital Markets — 2.40%
4,496
Affiliated Managers Group, Inc. ....... 702
2,506
Ameriprise Financial, Inc. ............ 1,071
2,656
Ares Management Corp., Class - A ..... 354
1,338 Artisan Partners Asset Management, Inc.,
Class - A .................... 55
1,459
AssetMark Financial Holdings, Inc.(a) ... 50
13,347
BGC Group, Inc., Class - A ........... 111
4,582
BlackRock, Inc. ................... 3,608
1,179
Brightsphere Investment Group, Inc. .... 26
2,335
Cboe Global Markets, Inc. ........... 397
7,911
CME Group, Inc. .................. 1,555
979
Cohen & Steers, Inc. ............... 71
4,421
Coinbase Global, Inc., Class - A(a) ..... 982
6,152
Evercore, Inc. .................... 1,282
1,203
FactSet Research Systems, Inc. ........ 491
3,056
Federated Hermes, Inc. .............. 100
16,955
Franklin Resources, Inc. ............. 379
184
Hamilton Lane, Inc., Class - A ......... 23
75
Houlihan Lokey, Inc. ............... 10
2,293
Interactive Brokers Group, Inc. ........ 281
5,643
Intercontinental Exchange, Inc. ........ 772
153,344
Invesco Ltd. ...................... 2,294
18,395
Janus Henderson Group PLC ......... 620
17,093
Jefferies Financial Group, Inc. ......... 851
9,493
KKR & Co., Inc. .................. 999
1,384
LPL Financial Holdings, Inc. .......... 387
349
MarketAxess Holdings, Inc. .......... 70
128
Moelis & Co., Class - A ............. 7
3,981
Moody's Corp. .................... 1,676
51,857
Morgan Stanley ................... 5,041
1,076
Morningstar, Inc. .................. 318
838
MSCI, Inc. ...................... 404
1,887
Nasdaq, Inc. ..................... 114
Shares Security Description Value
(000)
Common Stocks (continued)
Capital Markets (continued)
242
Piper Sandler Cos. ................. $ 56
437
PJT Partners, Inc., Class - A .......... 47
36,398
Robinhood Markets, Inc., Class - A(a) ... 827
9,447
S&P Global, Inc. .................. 4,213
7,695
State Street Corp. .................. 569
1,512
Stifel Financial Corp. ............... 127
616
StoneX Group, Inc.(a) .............. 46
9,812
T. Rowe Price Group, Inc. ............ 1,131
41,953
The Charles Schwab Corp. ........... 3,092
16,318
The Goldman Sachs Group, Inc. ....... 7,382
2,045
Victory Capital Holdings, Inc., Class - A . 98
157
Virtus Investment Partners, Inc. ........ 35
9,720
WisdomTree, Inc. .................. 96
42,820
Chemicals — 1.44%
10,894
Air Products and Chemicals, Inc. ....... 2,811
828
Avient Corp. ..................... 36
4,923
Axalta Coating Systems Ltd.(a) ........ 168
695
Balchem Corp. .................... 107
48
Cabot Corp. ...................... 4
1,640
Celanese Corp. .................... 221
43,514
CF Industries Holdings, Inc. .......... 3,225
9,311
Corteva, Inc. ..................... 502
9,217
Dow, Inc. ....................... 489
13,063
DuPont de Nemours, Inc. ............ 1,051
30,407
Ecolab, Inc. ...................... 7,237
4,020
FMC Corp. ...................... 231
497
Hawkins, Inc. .................... 45
158
Huntsman Corp. ................... 4
1,018
Innospec, Inc. .................... 126
3,245
Kronos Worldwide, Inc. ............. 41
2,671
Linde PLC ....................... 1,172
35,802
LyondellBasell Industries N.V., Class - A . 3,425
1,019
Minerals Technologies, Inc. ........... 85
129
NewMarket Corp. ................. 67
24,876
Olin Corp. ....................... 1,173
1,544
Orion SA ........................ 34
11,049
Perimeter Solutions SA(a) ............ 87
6,716
PPG Industries, Inc. ................ 845
434
Quaker Chemical Corp. ............. 74
898
Sensient Technologies Corp. .......... 67
1,404
Stepan Co. ....................... 118
19,809
The Chemours Co. ................. 447
5,811
The Scotts Miracle-Gro Co. .......... 378
4,752
The Sherwin-Williams Co. ........... 1,418

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Chemicals (continued)
2,158
Tronox Holdings PLC .............. $ 34
25,722
Commercial Services & Supplies — 0.86%
2,075
ABM Industries, Inc. ............... 105
984
ACV Auctions, Inc., Class - A(a) ....... 18
2,183
Brady Corp., Class - A .............. 144
5,706
BrightView Holdings, Inc.(a) ......... 76
1,307
Casella Waste Systems, Inc.(a) ........ 130
222
Cimpress PLC(a) .................. 19
11,948
Clean Harbors, Inc.(a) .............. 2,702
124,453
Copart, Inc.(a) .................... 6,741
5,910
CoreCivic, Inc.(a) ................. 77
2,401
Deluxe Corp. ..................... 54
2,331
Healthcare Services Group, Inc.(a) ...... 25
3,253
HNI Corp. ....................... 146
4,306
MillerKnoll, Inc. .................. 114
1,713
Montrose Environmental Group, Inc.(a) .. 76
5,037
Quad/Graphics, Inc. ................ 27
1,577
RB Global, Inc. ................... 120
1,270
Republic Services, Inc. .............. 247
2,747
Stericycle, Inc.(a) .................. 160
741
The Brink's Co. ................... 76
1,472
The GEO Group, Inc.(a) ............. 21
5,073
Veralto Corp. ..................... 484
48
VSE Corp. ....................... 4
17,682
Waste Management, Inc. ............. 3,773
15,339
Communications Equipment — 0.78%
4,776
Arista Networks, Inc.(a) ............. 1,674
245,824
Cisco Systems, Inc. ................ 11,679
673
Clearfield, Inc.(a) .................. 26
825
F5, Inc.(a) ....................... 142
927
Motorola Solutions, Inc. ............. 358
13,879
Construction & Engineering — 0.15%
5,983
AECOM ........................ 528
7,964
Ameresco, Inc., Class - A(a) .......... 229
983
API Group Corp.(a) ................ 37
841
Arcosa, Inc. ...................... 70
291
Comfort Systems USA, Inc. .......... 88
1,585
Dycom Industries, Inc.(a) ............ 267
940
EMCOR Group, Inc. ............... 343
2,153
Fluor Corp.(a) .................... 94
Shares Security Description Value
(000)
Common Stocks (continued)
Construction & Engineering (continued)
3,323
Granite Construction, Inc. ............ $ 206
211
IES Holdings, Inc.(a) ............... 29
2,960
MasTec, Inc.(a) ................... 317
218
MYR Group, Inc.(a) ................ 30
1,525
Quanta Services, Inc. ............... 388
2,938
WillScot Mobile Mini Holdings Corp.(a) . 111
2,737
Construction Materials — 0.10%
1,173
Eagle Materials, Inc. ................ 255
1,351
Martin Marietta Materials, Inc. ........ 732
4,373
Summit Materials, Inc., Class - A(a) .... 160
2,578
Vulcan Materials Co. ............... 641
1,788
Consumer Finance — 0.69%
20,855
American Express Co. .............. 4,830
20,025
Capital One Financial Corp. .......... 2,772
2,878
Consumer Portfolio Services, Inc.(a) .... 28
95
Credit Acceptance Corp.(a) ........... 49
6,409
Discover Financial Services .......... 838
324
Enova International, Inc.(a) ........... 20
3,434
LendingClub Corp.(a) ............... 29
1,275
LendingTree, Inc.(a) ................ 53
875
Navient Corp. .................... 13
351
Nelnet, Inc., Class - A ............... 35
14,450
OneMain Holdings, Inc. ............. 701
141,214
SLM Corp. ...................... 2,936
12,304
Consumer Staples Distribution & Retail — 2.05%
3,459
Casey's General Stores, Inc. .......... 1,320
20,372
Costco Wholesale Corp. ............. 17,317
1,891
Dollar General Corp. ............... 250
8,686
Dollar Tree, Inc.(a) ................. 927
1,696
Ingles Markets, Inc., Class - A ......... 116
828
Performance Food Group Co.(a) ....... 55
202
PriceSmart, Inc. ................... 16
1,063
SpartanNash Co. .................. 20
18,118
Sysco Corp. ...................... 1,293
17,745
Target Corp. ..................... 2,627
1,208
The Andersons, Inc. ................ 60
9,040
The Kroger Co. ................... 451
3,462
United Natural Foods, Inc.(a) ......... 45
175,950
Walmart, Inc. ..................... 11,914

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Consumer Staples Distribution & Retail (continued)
714
Weis Markets, Inc. ................. $ 45
36,456
Containers & Packaging — 0.21%
2,235
AptarGroup, Inc. .................. 315
774
Avery Dennison Corp. .............. 169
22,939
Ball Corp. ....................... 1,377
2,133
Graphic Packaging Holding Co. ....... 56
10,608
International Paper Co. .............. 458
3,245
Myers Industries, Inc. ............... 43
2,891
Packaging Corp. of America .......... 528
17,292
Silgan Holdings, Inc. ............... 732
2,452
Sonoco Products Co. ............... 124
3,802
Distributors — 0.06%
6,793
Genuine Parts Co. ................. 940
381
Pool Corp. ....................... 117
1,057
Diversified Consumer Services — 0.09%
3,247
Adtalem Global Education, Inc.(a) ...... 221
131
Duolingo, Inc.(a) .................. 27
455
Frontdoor, Inc.(a) .................. 15
7,498
H&R Block, Inc. .................. 408
17,039
Perdoceo Education Corp. ............ 365
4,824
Service Corp. International ........... 343
2,069
Strategic Education, Inc. ............. 229
312
Stride, Inc.(a) ..................... 22
782
Universal Technical Institute, Inc.(a) .... 12
1,642
Diversified REITs — 0.02%
4,168
Alexander & Baldwin, Inc. ........... 71
1,205
Alpine, Inc.ome Property Trust, Inc. .... 19
1,529
American Assets Trust, Inc. ........... 34
6,752
Armada Hoffler Properties, Inc. ........ 75
7,907
Broadstone Net Lease, Inc. ........... 124
1,323
Essential Properties Realty Trust, Inc. ... 37
3,709
Gladstone Commercial Corp. ......... 53
711
One Liberty Properties, Inc. .......... 17
430
Diversified Telecommunication Services — 0.79%
439
Anterix, Inc.(a) ................... 17
130,255
AT&T, Inc. ...................... 2,489
Shares Security Description Value
(000)
Common Stocks (continued)
Diversified Telecommunication Services (continued)
2,728
EchoStar Corp., Class - A(a) .......... $ 49
19,117
Frontier Communications Parent, Inc.(a) . 500
8,770
GCI Liberty, Inc.(a) ................ –
3,094
IDT Corp., Class - B ................ 111
256
Iridium Communications, Inc. ......... 7
7,341
Liberty Latin America Ltd., Class - C(a) .. 71
263,818
Verizon Communications, Inc. ......... 10,880
14,124
Electric Utilities — 1.13%
1,915
ALLETE, Inc. .................... 119
1,604
Alliant Energy Corp. ............... 82
30,034
American Electric Power Co., Inc. ...... 2,635
3,035
Constellation Energy Corp. ........... 608
7,685
Duke Energy Corp. ................. 770
17,710
Edison International ................ 1,272
47,734
Evergy, Inc. ...................... 2,528
9,746
Eversource Energy ................. 553
9,106
Exelon Corp. ..................... 315
60,365
FirstEnergy Corp. .................. 2,310
3,048
Genie Energy Ltd., Class - B .......... 45
242
MGE Energy, Inc. ................. 18
39,736
NextEra Energy, Inc. ............... 2,814
36,550
NRG Energy, Inc. .................. 2,845
12,422
OGE Energy Corp. ................. 443
846
Otter Tail Corp. ................... 74
464
Portland General Electric Co. ......... 20
32,159
The Southern Co. .................. 2,495
4,017
Xcel Energy, Inc. .................. 215
20,161
Electrical Equipment — 0.75%
8,507
AMETEK, Inc. ................... 1,418
8,245
Array Technologies, Inc.(a) ........... 85
8,949
Blink Charging Co.^(a) .............. 25
4,130
Bloom Energy Corp., Class - A(a) ...... 51
18,855
Eaton Corp. PLC .................. 5,912
29,952
Emerson Electric Co. ............... 3,300
73
Encore Wire Corp. ................. 21
2,360
EnerSys ......................... 244
7,897
Enovix Corp.^(a) .................. 122
4,901
GE Vernova, Inc.(a) ................ 841
1,210
Hubbell, Inc. ..................... 442
1,306
NEXTracker, Inc., Class - A(a) ........ 61
4,506
Regal Rexnord Corp. ............... 609

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Electrical Equipment (continued)
931
Rockwell Automation, Inc. ........... $ 256
13,387
Electronic Equipment, Instruments & Components
— 0.22%
809
Advanced Energy Industries, Inc. ...... 88
24,420
Amphenol Corp., Class - A ........... 1,645
1,155
Arlo Technologies, Inc.(a) ............ 15
521
Badger Meter, Inc. ................. 97
544
Belden, Inc. ...................... 51
983
CTS Corp. ....................... 50
824
ePlus, Inc.(a) ..................... 61
2,761
Fabrinet(a) ....................... 676
7,503
Flex Ltd.(a) ...................... 221
1,005
Insight Enterprises, Inc.(a) ........... 199
548
IPG Photonics Corp.(a) .............. 46
5,296
Iteris, Inc.(a) ..................... 23
1,575
Jabil, Inc. ....................... 171
1,050
Keysight Technologies, Inc.(a) ........ 144
414
Kimball Electronics, Inc.(a) .......... 9
368
Littelfuse, Inc. .................... 94
111
Novanta, Inc.(a) ................... 18
1,841
PC Connection, Inc. ................ 118
51
Plexus Corp.(a) ................... 5
86
Sanmina Corp.(a) .................. 6
34
TD SYNNEX Corp. ................ 4
1,116
TTM Technologies, Inc.(a) ........... 22
2,343
Vontier Corp. ..................... 90
376
Zebra Technologies Corp.(a) .......... 116
3,969
Energy Equipment & Services — 0.32%
7,609
Archrock, Inc. .................... 154
835
Atlas Energy Solutions, Inc. .......... 17
5,515
Borr Drilling Ltd. .................. 36
1,098
Bristow Group, Inc.(a) .............. 37
460
Cactus, Inc., Class - A ............... 24
4,798
ChampionX Corp. ................. 159
4,636
Diamond Offshore Drilling, Inc.(a) ..... 72
12,375
Expro Group Holdings N.V.(a) ........ 284
26,930
Halliburton Co. ................... 910
6,750
Helmerich & Payne, Inc. ............. 244
747
Kodiak Gas Services, Inc. ............ 20
5,195
Liberty Energy, Inc. ................ 109
1,775
Oceaneering International, Inc.(a) ...... 42
40,389
Patterson-UTI Energy, Inc. ........... 418
Shares Security Description Value
(000)
Common Stocks (continued)
Energy Equipment & Services (continued)
6,605
ProFrac Holding Corp., Class - A(a) .... $ 49
2,633
ProPetro Holding Corp.(a) ........... 23
42,009
Schlumberger N.V. ................. 1,981
875
Seadrill Ltd.(a) .................... 45
11,270
Solaris Oilfield Infrastructure, Inc., Class - A 97
21,429
TechnipFMC PLC ................. 560
4,093
Tidewater, Inc.(a) .................. 390
257
Weatherford International PLC(a) ...... 31
5,702
Entertainment — 0.92%
2,997
Atlanta Braves Holdings, Inc.(a) ....... 118
1,640
Atlanta Braves Holdings, Inc.(a) ....... 68
682
Cinemark Holdings, Inc.(a) ........... 15
14,871 Liberty Media Corp.-Liberty Formula
One(a) ..................... 1,068
18,267
Netflix, Inc.(a) .................... 12,328
28,569
The Walt Disney Co. ............... 2,837
16,434
Financial Services — 3.90%
8,213
Apollo Global Management, Inc. ....... 970
23,967
AvidXchange Holdings, Inc.(a) ........ 289
861 Banco Latinoamericano de Comercio
Exterior SA, Class - E .......... 26
42,603
Berkshire Hathaway, Inc., Class - B(a) ... 17,330
800
Cannae Holdings, Inc. .............. 15
429
Cass Information Systems, Inc. ........ 17
49,585
Equitable Holdings, Inc. ............. 2,026
2,141
EVERTEC, Inc. ................... 71
143 Federal Agricultural Mortgage Corp., Class -
C ......................... 26
4,072
Fiserv, Inc.(a) ..................... 607
12,400
Global Payments, Inc. ............... 1,199
708
I3 Verticals, Inc., Class - A(a) ......... 16
1,852
Jack Henry & Associates, Inc. ......... 307
1,100
Jackson Financial, Inc., Class - A ....... 82
37,521
Mastercard, Inc., Class - A ........... 16,553
228
MGIC Investment Corp. ............. 5
1,030
Mr Cooper Group, Inc.(a) ............ 84
4,643
Pagseguro Digital Ltd., Class - A(a) ..... 54
2,840
Payoneer Global, Inc.(a) ............. 16
34,688
PayPal Holdings, Inc.(a) ............. 2,013
871
PennyMac Financial Services, Inc. ..... 82
2,184
Repay Holdings Corp.(a) ............ 23
6,150
StoneCo Ltd., Class - A(a) ........... 74
95,758
Visa, Inc., Class - A ................ 25,133

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Financial Services (continued)
31,527
Voya Financial, Inc. ................ $ 2,243
1,294
Walker & Dunlop, Inc. .............. 127
1,342
Waterstone Financial, Inc. ............ 17
198
WEX, Inc.(a) ..................... 35
69,440
Food Products — 0.67%
13,782
Archer-Daniels-Midland Co. .......... 834
1,495
B&G Foods, Inc. .................. 12
5,127
BRC, Inc., Class - A^(a) ............. 31
283
Cal-Maine Foods, Inc. .............. 17
3,437
Campbell Soup Co. ................ 155
87,270
Conagra Brands, Inc. ............... 2,481
1,587
Darling Ingredients, Inc.(a) ........... 58
5,689
Flowers Foods, Inc. ................ 126
572
Fresh Del Monte Produce, Inc. ........ 12
365
Freshpet, Inc.(a) ................... 47
12,760
General Mills, Inc. ................. 808
7,674
Hormel Foods Corp. ................ 234
682
J & J Snack Foods Corp. ............. 111
2,078
John B. Sanfilippo & Son, Inc. ........ 202
10,284
Kellanova ....................... 593
413
Lamb Weston Holdings, Inc. .......... 35
5,092
McCormick & Co., Inc. ............. 361
65,720
Mondelez International, Inc., Class - A ... 4,302
1,277
Post Holdings, Inc.(a) ............... 133
3,009
The Hershey Co. .................. 553
2,332
The J.M. Smucker Co. .............. 254
13,887
The Kraft Heinz Co. ................ 447
1,116
The Simply Good Foods Co.(a) ........ 40
1,627
Tootsie Roll Industries, Inc. ........... 50
4,691
Westrock Coffee Co.(a) .............. 48
2,571
WK Kellogg Co. .................. 42
11,986
Gas Utilities — 0.13%
808
Atmos Energy Corp. ................ 94
1,491
Brookfield Infrastructure Corp., Class - A . 50
480
Chesapeake Utilities Corp. ........... 51
33,223
National Fuel Gas Co. .............. 1,801
329
New Jersey Resources Corp. .......... 14
3,451
ONE Gas, Inc. .................... 220
1,094
Southwest Gas Holdings, Inc. ......... 77
2,134
UGI Corp. ....................... 49
2,356
Shares Security Description Value
(000)
Common Stocks (continued)
Ground Transportation — 1.30%
168
ArcBest Corp. .................... $ 18
119
Avis Budget Group, Inc. ............. 12
128,274
CSX Corp. ....................... 4,291
6,621
Knight-Swift Transportation Holdings, Inc. 331
1,274
Landstar System, Inc. ............... 235
5,345
Norfolk Southern Corp. ............. 1,148
3,682
Old Dominion Freight Line, Inc. ....... 650
412
P.A.M. Transportation Services, Inc.(a) .. 7
1,886
RXO, Inc.(a) ..................... 49
7,527
Ryder System, Inc. ................. 932
549
Saia, Inc.(a) ...................... 260
62,802
Uber Technologies, Inc.(a) ........... 4,565
1,243
U-Haul Holding Co.(a) .............. 77
11,187
U-Haul Holding Co. ................ 671
42,704
Union Pacific Corp. ................ 9,663
1,886
XPO, Inc.(a) ..................... 200
23,109
Health Care Equipment & Supplies — 2.11%
82,859
Abbott Laboratories ................ 8,609
5,533
Align Technology, Inc.(a) ............ 1,336
3,450
Axogen, Inc.(a) ................... 25
694
Axonics, Inc.(a) ................... 47
10,657
Baxter International, Inc. ............ 356
9,596
Becton Dickinson & Co. ............. 2,243
10,892
Boston Scientific Corp.(a) ............ 839
42
CONMED Corp. .................. 3
799
CVRx, Inc.(a) .................... 10
5,314
Dexcom, Inc.(a) ................... 603
25,430
Edwards Lifesciences Corp.(a) ........ 2,349
960
Embecta Corp. .................... 12
1,648
Enovis Corp.(a) ................... 74
6,535
GE HealthCare Technologies, Inc. ...... 509
698
Glaukos Corp.(a) .................. 83
434
Haemonetics Corp.(a) ............... 36
9,518
ICU Medical, Inc.(a) ............... 1,130
4,343
IDEXX Laboratories, Inc.(a) .......... 2,116
883
Inspire Medical Systems, Inc.(a) ....... 118
1,118
Insulet Corp.(a) ................... 226
479
Integer Holdings Corp.(a) ............ 55
19,494
Intuitive Surgical, Inc.(a) ............ 8,671
933
iRhythm Technologies, Inc.(a) ......... 100
511
Lantheus Holdings, Inc.(a) ........... 41
271
LeMaitre Vascular, Inc. .............. 22
74
Medtronic PLC ................... 6
4,151
Merit Medical Systems, Inc.(a) ........ 357

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
4,795
Neogen Corp.(a) .................. $ 75
26,890
Novocure Ltd.(a) .................. 461
1,347
Omnicell, Inc.(a) .................. 36
49,211
OraSure Technologies, Inc.(a) ......... 210
549
OrthoPediatrics Corp.(a) ............. 16
4,033
Outset Medical, Inc.(a) .............. 16
1,434
Penumbra, Inc.(a) .................. 258
4,072
ResMed, Inc. ..................... 779
1,911
Silk Road Medical, Inc.(a) ........... 52
1,272
STAAR Surgical Co.(a) ............. 61
1,498
STERIS PLC ..................... 329
9,642
Stryker Corp. ..................... 3,281
19,385
Tactile Systems Technology, Inc.(a) ..... 231
23,899
Tandem Diabetes Care, Inc.(a) ......... 963
2,516
The Cooper Cos., Inc.(a) ............. 220
693
TransMedics Group, Inc.(a) ........... 104
3,346
Zimmer Biomet Holdings, Inc. ........ 363
7,594
Zimvie, Inc.(a) .................... 139
37,570
Health Care Providers & Services — 2.37%
25,068
Acadia Healthcare Co., Inc.(a) ......... 1,693
158
Addus HomeCare Corp.(a) ........... 18
590
AMN Healthcare Services, Inc.(a) ...... 30
3,253
Astrana Health, Inc.(a) .............. 132
3,127
Cencora, Inc. ..................... 705
25,751
Centene Corp.(a) .................. 1,707
13
Chemed Corp. .................... 7
153
CorVel Corp.(a) ................... 39
36,716
CVS Health Corp. ................. 2,168
9,467
Elevance Health, Inc. ............... 5,130
47
Encompass Health Corp. ............. 4
4,756
HCA Healthcare, Inc. ............... 1,528
200
HealthEquity, Inc.(a) ............... 17
3,283
Henry Schein, Inc.(a) ............... 210
2,789
Humana, Inc. ..................... 1,042
4,083
Labcorp Holdings, Inc. .............. 831
8,667
McKesson Corp. .................. 5,062
992
Molina Healthcare, Inc.(a) ........... 295
717
National HealthCare Corp. ........... 78
2,556
NeoGenomics, Inc.(a) ............... 35
1,813
Option Care Health, Inc.(a) ........... 50
1,478
Owens & Minor, Inc.(a) ............. 20
3,683
Patterson Cos., Inc. ................ 89
10,773
Quest Diagnostics, Inc. .............. 1,475
2,950
RadNet, Inc.(a) ................... 174
Shares Security Description Value
(000)
Common Stocks (continued)
Health Care Providers & Services (continued)
1,380
Select Medical Holdings Corp. ........ $ 48
3,135
Solventum Corp.(a) ................ 166
1,068
Surgery Partners, Inc.(a) ............. 25
2,414
Tenet Healthcare Corp.(a) ............ 321
11,241
The Cigna Group .................. 3,716
195
The Ensign Group, Inc. .............. 24
1,540
The Joint Corp.(a) ................. 22
30,102
UnitedHealth Group, Inc. ............ 15,331
690
US Physical Therapy, Inc. ............ 64
42,256
Health Care REITs — 0.41%
8,558
CareTrust REIT, Inc. ............... 215
6,912
Global Medical REIT, Inc. ........... 63
174,195
Healthcare Realty Trust, Inc. .......... 2,871
686
National Health Investors, Inc. ........ 46
36,358
Omega Healthcare Investors, Inc. ...... 1,245
6,550
Sabra Health Care REIT, Inc. ......... 101
1,247
Universal Health Realty Income Trust ... 49
40,605
Ventas, Inc. ...................... 2,081
5,701
Welltower, Inc. .................... 594
7,265
Health Care Technology — 0.17%
1,740
Evolent Health, Inc., Class - A(a) ....... 33
2,266
OptimizeRx Corp.(a) ............... 23
1,615
Phreesia, Inc.(a) ................... 34
9,828
Schrodinger, Inc.(a) ................ 190
496
Simulations Plus, Inc. ............... 24
14,457
Veeva Systems, Inc., Class - A(a) ....... 2,646
2,950
Hotel & Resort REITs — 0.05%
4,816
Chatham Lodging Trust ............. 41
9,262
DiamondRock Hospitality Co. ......... 78
24,850
Park Hotels & Resorts, Inc. ........... 373
1,105
Pebblebrook Hotel Trust ............. 15
6,433
RLJ Lodging Trust ................. 62
1,766
Ryman Hospitality Properties, Inc. ...... 176
7,641
Summit Hotel Properties, Inc. ......... 46
4,401
Sunstone Hotel Investors, Inc. ......... 46
1,773
Xenia Hotels & Resorts, Inc. .......... 25
862
Hotels, Restaurants & Leisure — 1.92%
13,396
Airbnb, Inc., Class - A(a) ............ 2,031

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
162
BJ's Restaurants, Inc.(a) ............. $ 6
805
Bloomin' Brands, Inc. ............... 15
1,179
Booking Holdings, Inc. .............. 4,671
3,538
Boyd Gaming Corp. ................ 195
8,191
Caesars Entertainment, Inc.(a) ......... 326
31,802
Carnival Corp.(a) .................. 595
28,900
Chipotle Mexican Grill, Inc.(a) ........ 1,811
1,046
Choice Hotels International, Inc.^ ...... 124
398
Chuy's Holdings, Inc.(a) ............. 10
2,249
Darden Restaurants, Inc. ............. 340
1,221
Dave & Buster's Entertainment, Inc.(a) .. 49
1,018
Dine Brands Global, Inc. ............ 37
23,594
DraftKings, Inc.(a) ................. 901
2,169
First Watch Restaurant Group, Inc.(a) ... 38
3,564
Full House Resorts, Inc.(a) ........... 18
428
Golden Entertainment, Inc. ........... 13
1,218
Hilton Grand Vacations, Inc.(a) ........ 49
148
Hilton Worldwide Holdings, Inc. ....... 32
3,826
Hyatt Hotels Corp., Class - A ......... 581
999
Light & Wonder, Inc.(a) ............. 105
3,896
Lindblad Expeditions Holdings, Inc.(a) .. 38
13,101
Marriott International, Inc., Class - A .... 3,167
20,166
McDonald's Corp. ................. 5,139
217
Monarch Casino & Resort, Inc. ........ 15
51,410
Norwegian Cruise Line Holdings Ltd.(a) . 966
731
Papa John's International, Inc. ......... 34
3,005
Planet Fitness, Inc., Class - A(a) ....... 221
3,075
PlayAGS, Inc.(a) .................. 35
3,161
Red Rock Resorts, Inc., Class - A ...... 174
16,947
Royal Caribbean Cruises Ltd.(a) ....... 2,702
115,554
Starbucks Corp. ................... 8,997
5,395
Super Group SGHC Ltd.(a) ........... 17
3,025
Sweetgreen, Inc., Class - A(a) ......... 91
581
Texas Roadhouse, Inc. .............. 100
1,001
Vail Resorts, Inc. .................. 180
884
Wingstop, Inc. .................... 374
34,197
Household Durables — 0.37%
201
Cavco Industries, Inc.(a) ............. 70
844
Century Communities, Inc. ........... 69
3,443
D.R. Horton, Inc. .................. 485
4,095
Dream Finders Homes, Inc., Class - A(a) . 106
5,591
Garmin Ltd. ...................... 911
4,688
Green Brick Partners, Inc.(a) .......... 268
Shares Security Description Value
(000)
Common Stocks (continued)
Household Durables (continued)
891 Hamilton Beach Brands Holding Co., Class
- A ........................ $ 15
370
Installed Building Products, Inc. ....... 76
1,777
Landsea Homes Corp.(a) ............ 16
705
Legacy Housing Corp.(a) ............ 16
6,964
Lennar Corp., Class - A .............. 1,044
83
Lennar Corp., Class - B ............. 12
748
LGI Homes, Inc.(a) ................ 67
2,390
M/I Homes, Inc.(a) ................. 292
1,111
Meritage Homes Corp. .............. 180
4,132
PulteGroup, Inc. ................... 455
1,030
Skyline Champion Corp.(a) ........... 70
3,670
Sonos, Inc.(a) .................... 54
584
The Lovesac Co.(a) ................ 13
17,676
Toll Brothers, Inc. ................. 2,036
428
TopBuild Corp,(a) ................. 165
2,166
Tri Pointe Homes, Inc.(a) ............ 81
4,186
Vizio Holding Corp., Class - A(a) ...... 45
1,868
Worthington Enterprises, Inc. ......... 88
6,634
Household Products — 1.18%
2,670
BJ's Wholesale Club Holdings, Inc.(a) ... 235
1,892
Central Garden & Pet Co.(a) .......... 73
1,710
Central Garden & Pet Co., Class - A(a) .. 56
6,339
Church & Dwight Co., Inc. ........... 657
9,514
Colgate-Palmolive Co. .............. 923
23,369
Kimberly-Clark Corp. ............... 3,230
1,019
Oil-Dri Corp. of America ............ 65
3,772
The Clorox Co. ................... 515
92,793
The Procter & Gamble Co. ........... 15,304
61
WD-40 Co. ...................... 13
21,071
Independent Power and Renewable Electricity Producers
— 0.27%
1,499
Clearway Energy, Inc., Class - C ....... 37
4,109
Ormat Technologies, Inc. ............ 295
51,268
Vistra Corp. ...................... 4,408
4,740
Industrial Conglomerates — 0.59%
12,543
3M Co. ......................... 1,282
1,120
Brookfield Business Corp., Class - A .... 23
19,608
General Electric Co. ................ 3,117

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Industrial Conglomerates (continued)
28,328
Honeywell International, Inc. ......... $ 6,049
10,471
Industrial REITs — 0.19%
11,771
Americold Realty Trust, Inc. .......... 300
1,133
EastGroup Properties, Inc. ........... 193
875
Innovative Industrial Properties, Inc. .... 96
3,696
Plymouth Industrial REIT, Inc. ........ 79
20,968
Prologis, Inc. ..................... 2,354
6,543
Rexford Industrial Realty, Inc. ......... 292
2,707
STAG Industrial, Inc. ............... 98
3,412
Insurance — 2.12%
33,180
Aflac, Inc. ....................... 2,963
689
Ambac Financial Group, Inc.(a) ....... 9
8,552
Aon PLC, Class - A ................ 2,511
1,831
Arthur J. Gallagher & Co. ............ 475
1,195
Assurant, Inc. .................... 199
36,463
Axis Capital Holdings Ltd. ........... 2,576
1,709
Brown & Brown, Inc. ............... 153
11,297
Chubb Ltd. ...................... 2,882
3,252
Cincinnati Financial Corp. ........... 384
3,379
CNO Financial Group, Inc. ........... 94
658
Enstar Group Ltd.(a) ............... 201
35
Everest Group Ltd. ................. 13
52,976
Fidelity National Financial, Inc. ....... 2,618
7,019
Genworth Financial, Inc.(a) ........... 42
3,462
Goosehead Insurance, Inc., Class - A(a) .. 199
1,818
Hippo Holdings, Inc.(a) ............. 31
3,604
Horace Mann Educators Corp. ......... 118
562
Kinsale Capital Group, Inc. ........... 217
76,525
Lincoln National Corp. .............. 2,380
8,901
Maiden Holdings Ltd.(a) ............. 18
14,422
Marsh & McLennan Cos., Inc. ........ 3,038
26,353
MetLife, Inc. ..................... 1,850
7,077
Old Republic International Corp. ....... 219
2,653
Oscar Health, Inc., Class - A(a) ........ 42
22,534
Principal Financial Group, Inc. ........ 1,768
1,115
ProAssurance Corp.(a) .............. 14
11,007
Prudential Financial, Inc. ............ 1,290
7,591
Reinsurance Group of America, Inc. .... 1,558
3,014
RenaissanceRe Holdings Ltd. ......... 674
2,708
Root, Inc., Class - A(a) .............. 140
372
Selective Insurance Group, Inc. ........ 35
3,408
Stewart Information Services Corp. ..... 212
Shares Security Description Value
(000)
Common Stocks (continued)
Insurance (continued)
26,534
The Allstate Corp. ................. $ 4,235
8,510
The Progressive Corp. .............. 1,768
6,974
The Travelers Cos., Inc. ............. 1,418
621
Trupanion, Inc.(a) ................. 18
17,476
Unum Group ..................... 893
6,201
W.R. Berkley Corp. ................ 487
37,742
Interactive Media & Services — 6.97%
223,725
Alphabet, Inc., Class - A ............. 40,751
239,407
Alphabet, Inc., Class - C ............. 43,911
1,296
Cargurus, Inc.(a) .................. 34
845
Cars.com, Inc.(a) .................. 17
8,635
DHI Group, Inc.(a) ................. 18
8,368
IAC, Inc.(a) ...................... 392
1,412
Match Group, Inc.(a) ............... 43
76,855
Meta Platforms, Inc., Class - A ........ 38,752
8,634
Nextdoor Holdings, Inc.(a) ........... 24
14,331
TrueCar, Inc.(a) ................... 45
6,760
Yelp, Inc.(a) ...................... 250
124,237
IT Services — 0.75%
16,409
Accenture PLC, Class - A ............ 4,980
3,168
Akamai Technologies, Inc.(a) ......... 285
4,094 Cognizant Technology Solutions Corp.,
Class - A .................... 278
356
Couchbase, Inc.(a) ................. 7
1,369
DigitalOcean Holdings, Inc.(a) ........ 48
8,471
EPAM Systems, Inc.(a) .............. 1,593
13,957
GoDaddy, Inc., Class - A(a) ........... 1,950
1,737
Grid Dynamics Holdings, Inc.(a) ....... 18
2,117
International Business Machines Corp. ... 366
32,062
Okta, Inc.(a) ..................... 3,001
1,074
Perficient, Inc.(a) .................. 80
135
The Hackett Group, Inc. ............. 3
4,247
VeriSign, Inc.(a) ................... 755
13,364
Leisure Products — 0.05%
324
American Outdoor Brands, Inc.(a) ...... 3
1,780
Brunswick Corp. .................. 130
1,159
Hasbro, Inc. ...................... 68
356
MasterCraft Boat Holdings, Inc.(a) ..... 7
14,953
Mattel, Inc.(a) .................... 242
4,698
Polaris, Inc. ...................... 367

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Leisure Products (continued)
1,298
Smith & Wesson Brands, Inc. ......... $ 19
1,148
Topgolf Callaway Brands Corp,(a) ...... 18
1,461
YETI Holdings, Inc.(a) .............. 56
910
Life Sciences Tools & Services — 1.06%
4,371
Agilent Technologies, Inc. ............ 567
75
Azenta, Inc.(a) .................... 4
398
Bio-Rad Laboratories, Inc., Class - A(a) .. 109
4,564
Bio-Techne Corp. .................. 327
1,836
Bruker Corp. ..................... 117
438 Charles River Laboratories International,
Inc.(a) ...................... 90
6,376
Cytek Biosciences, Inc.(a) ............ 36
15,219
Danaher Corp. .................... 3,802
4,083
Fortrea Holdings, Inc.(a) ............. 95
710
IQVIA Holdings, Inc.(a) ............. 150
599
Medpace Holdings, Inc.(a) ........... 247
3,554
Mettler-Toledo International, Inc.(a) .... 4,967
2,268
QIAGEN N.V.(a) .................. 93
493
Repligen Corp.(a) .................. 62
724
Revvity, Inc. ..................... 76
13,024
Thermo Fisher Scientific, Inc. ......... 7,203
3,017
Waters Corp.(a) ................... 875
18,820
Machinery — 1.70%
11,054
AGCO Corp. ..................... 1,082
183
Alamo Group, Inc. ................. 32
1,311
Albany International Corp. ........... 111
1,637
Astec Industries, Inc. ............... 49
3,801
Barnes Group, Inc. ................. 157
21,751
Caterpillar, Inc. ................... 7,244
1,248
Chart Industries, Inc.(a) ............. 180
2,711
Columbus McKinnon Corp. .......... 94
5,428
Cummins, Inc. .................... 1,503
4,840
Deere & Co. ..................... 1,808
53
Donaldson Co., Inc. ................ 4
8,121
Dover Corp. ...................... 1,465
220
Enpro, Inc. ...................... 32
1,648
Esab Corp. ....................... 156
1,328
ESCO Technologies, Inc. ............ 139
1,773
Federal Signal Corp. ................ 148
5,857
Fortive Corp. ..................... 434
141
Franklin Electric Co., Inc. ............ 14
1,569
Graco, Inc. ...................... 124
Shares Security Description Value
(000)
Common Stocks (continued)
Machinery (continued)
2,528
Helios Technologies, Inc. ............ $ 121
367
Hillenbrand, Inc. .................. 15
2,739
Hillman Solutions Corp.(a) ........... 24
2,539
IDEX Corp. ...................... 511
8,257
Illinois Tool Works, Inc. ............. 1,957
13,883
Ingersoll Rand, Inc. ................ 1,261
2,518
ITT, Inc. ........................ 325
819
John Bean Technologies Corp. ......... 78
226
Kadant, Inc. ...................... 66
1,329
Kennametal, Inc. .................. 31
771
Lincoln Electric Holdings, Inc. ........ 145
236
Mueller Industries, Inc. .............. 13
16,478
Mueller Water Products, Inc., Class - A .. 295
1,750
Nordson Corp. .................... 406
17,109
Oshkosh Corp. .................... 1,851
16,233
Otis Worldwide Corp. ............... 1,563
1,746
Parker-Hannifin Corp. .............. 883
21
RBC Bearings, Inc.(a) .............. 6
1,356
SPX Technologies, Inc.(a) ............ 193
948
Standex International Corp. ........... 153
2,819
Tennant Co. ...................... 278
2,067
Terex Corp. ...................... 113
1,276
The Gorman-Rupp Co. .............. 47
2,085
The Greenbrier Cos., Inc. ............ 103
11,372
The Middleby Corp.(a) .............. 1,394
5,021
The Shyft Group, Inc. ............... 60
2,490
The Timken Co. ................... 200
927
The Toro Co. ..................... 87
16,476
Westinghouse Air Brake Technologies Corp. 2,604
4,923
Xylem, Inc. ...................... 668
30,227
Marine Transportation — 0.03%
8,479
Costamare, Inc. ................... 139
2,101
Kirby Corp.(a) .................... 252
1,166
Matson, Inc. ..................... 153
544
Media — 0.44%
5,957
Advantage Solutions, Inc.(a) .......... 19
23,868
Cardlytics, Inc.(a) ................. 196
84,982
Comcast Corp., Class - A ............ 3,328
4,889
Fox Corp., Class - A ................ 168
15,050
Integral Ad Science Holding Corp.(a) .... 146
3,824
Magnite, Inc.(a) ................... 51
8,724
Omnicom Group, Inc. ............... 783

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Media (continued)
1,827
Scholastic Corp. ................... $ 65
1,207
TechTarget, Inc.(a) ................. 38
2,249
TEGNA, Inc. ..................... 31
31,882
The Interpublic Group of Cos., Inc. ..... 927
21,211
The Trade Desk, Inc., Class - A(a) ...... 2,072
1,572
Townsquare Media, Inc., Class - A ...... 17
7,841
Metals & Mining — 0.38%
50,866
Alcoa Corp. ...................... 2,022
1,094
Arch Resources, Inc. ............... 167
17,375
ATI, Inc.(a) ...................... 963
1,962
Carpenter Technology Corp. .......... 215
5,219
Coeur Mining, Inc.(a) ............... 29
290
Commercial Metals Co. ............. 16
759
Haynes International, Inc. ............ 45
9,750
Hecla Mining Co. .................. 47
1,828
Kaiser Aluminum Corp. ............. 161
360
Materion Corp. ................... 39
5,772
Metallus, Inc.(a) ................... 117
18,550
Newmont Corp. ................... 777
8,225
Nucor Corp. ...................... 1,300
2,916
Ryerson Holding Corp. .............. 57
1,912
Steel Dynamics, Inc. ................ 248
12,963
United States Steel Corp. ............ 490
137
Warrior Met Coal, Inc. .............. 9
1,868
Worthington Steel, Inc. .............. 62
6,764
Mortgage Real Estate Investment Trusts (REITs)
— 0.01%
9,107
ARMOUR Residential REIT, Inc. ...... 176
Mortgage Real Estate Investment Trusts (REITs)
— 0.22%
1,212
AFC Gamma, Inc. ................. 15
18,648
Annaly Capital Management, Inc. ...... 355
17,446
Arbor Realty Trust, Inc.^ ............ 250
7,810
BrightSpire Capital, Inc. ............. 45
1,691
Dynex Capital, Inc. ................ 20
8,746
Ellington Financial, Inc. ............. 106
13,981
PennyMac Mortgage Investment Trust ... 192
10,463
Ready Capital Corp. ................ 86
225,619
Rithm Capital Corp. ................ 2,461
20,515
Starwood Property Trust, Inc. ......... 389
Shares Security Description Value
(000)
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs)
(continued)
3,045
Two Harbors Investment Corp. ........ $ 40
3,959
Multi-Utilities — 0.52%
2,674
Ameren Corp. .................... 190
5,156
Black Hills Corp. .................. 280
84,210
CenterPoint Energy, Inc. ............. 2,610
1,937
CMS Energy Corp. ................. 115
1,642
Consolidated Edison, Inc. ............ 147
1,144
Dominion Energy, Inc. .............. 56
16,840
DTE Energy Co. .................. 1,869
72,854
NiSource, Inc. .................... 2,099
5,865
Public Service Enterprise Group, Inc. .... 432
1,902
Sempra ......................... 145
847
Unitil Corp. ...................... 44
17,371
WEC Energy Group, Inc. ............ 1,363
9,350
Office REITs — 0.07%
2,446
COPT Defense Properties ............ 61
5,145
Douglas Emmett, Inc. ............... 68
15,245
Easterly Government Properties, Inc. .... 189
30,614
Highwoods Properties, Inc. ........... 805
3,013
Paramount Group, Inc. .............. 14
7,836
Piedmont Office Realty Trust, Inc., Class - A 57
378
SL Green Realty Corp. .............. 21
1,215
Oil, Gas & Consumable Fuels — 3.33%
74,539
Antero Midstream Corp. ............. 1,099
3,497
Antero Resources Corp.(a) ........... 114
2,300
California Resources Corp. ........... 122
7,263
Cheniere Energy, Inc. ............... 1,270
19,851
Chevron Corp. .................... 3,105
88
Chord Energy Corp. ................ 15
8,222
CNX Resources Corp.(a) ............ 200
23,646
Comstock Resources, Inc. ............ 245
29,445
ConocoPhillips ................... 3,368
2,431
CONSOL Energy, Inc.(a) ............ 248
63,641
Coterra Energy, Inc. ................ 1,697
3,996
Crescent Energy Co., Class - A ........ 47
5,132
Delek US Holdings, Inc. ............. 127
110,190
Devon Energy Corp. ................ 5,223
2,880
DHT Holdings, Inc. ................ 33
8,419
DT Midstream, Inc. ................ 598

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
6,443
Encore Energy Corp.(a) ............. $ 25
24,166
Energy Fuels, Inc.^(a) ............... 146
3,995
EOG Resources, Inc. ............... 503
28,608
EQT Corp. ....................... 1,058
6,036
Equitrans Midstream Corp. ........... 78
2,821
Evolution Petroleum Corp. ........... 15
3,921
Excelerate Energy, Inc. .............. 72
89,877
Exxon Mobil Corp. ................ 10,348
2,312
Golar LNG Ltd. ................... 72
2,159
Gulfport Energy Corp.(a) ............ 326
16,993
Hess Corp. ....................... 2,507
635
International Seaways, Inc. ........... 38
161,493
Kinder Morgan, Inc. ................ 3,209
4,980
Kinetik Holdings, Inc. .............. 206
20,751
Kosmos Energy Ltd.(a) .............. 115
114,575
Marathon Oil Corp. ................ 3,285
11,538
Marathon Petroleum Corp. ........... 2,002
268
Matador Resources Co. .............. 16
13,648
Navigator Holdings Ltd. ............. 238
2,578
Nordic American Tankers Ltd. ......... 10
26,124
Occidental Petroleum Corp. .......... 1,647
20,345
ONEOK, Inc. ..................... 1,659
3,747
Ovintiv, Inc. ..................... 176
1,094
Peabody Energy Corp. .............. 24
14,968
Permian Resources Corp. ............ 242
97,297
Range Resources Corp. .............. 3,262
156
REX American Resources Corp.(a) ..... 7
588
Scorpio Tankers, Inc. ............... 48
9,204
SFL Corp. Ltd. .................... 128
9,986
Sitio Royalties Corp., Class - A ........ 236
419
SM Energy Co. ................... 18
27,296
Southwestern Energy Co.(a) .......... 184
35,548
Targa Resources Corp. .............. 4,578
114,739
The Williams Cos., Inc. ............. 4,876
4,793
Uranium Energy Corp.(a) ............ 29
2,242
Valero Energy Corp. ................ 351
450
Vital Energy, Inc.(a) ................ 20
2,011
Vitesse Energy, Inc. ................ 48
1,925
World Kinect Corp. ................ 50
59,363
Paper & Forest Products — 0.01%
1,680
Sylvamo Corp. .................... 115
Passenger Airlines — 0.09%
10,129
Alaska Air Group, Inc.(a) ............ 409
Shares Security Description Value
(000)
Common Stocks (continued)
Passenger Airlines (continued)
8,991
Blade Air Mobility, Inc.(a) ........... $ 31
11,473 Controladora Vuela Cia de Aviacion SAB de
CV, ADR(a) .................. 73
2,097
Copa Holdings SA, Class - A .......... 200
18,665
Delta Air Lines, Inc. ................ 886
7,362
Frontier Group Holdings, Inc.(a) ....... 36
5,665
JetBlue Airways Corp.(a) ............ 34
1,669
Personal Care Products — 0.14%
692
BellRing Brands, Inc.(a) ............. 40
3,023
e.l.f. Beauty, Inc.(a) ................ 637
853
Inter Parfums, Inc. ................. 99
9,986
L'Oreal SA, ADR .................. 877
7,871
The Estee Lauder Cos., Inc. .......... 837
2,490
Pharmaceuticals — 3.85%
5,164
Amphastar Pharmaceuticals, Inc.(a) ..... 207
286
ANI Pharmaceuticals, Inc.(a) ......... 18
2,745
Arvinas, Inc.(a) ................... 73
876
Axsome Therapeutics, Inc.(a) ......... 71
1,245
Cassava Sciences, Inc.^(a) ........... 15
1,709
Collegium Pharmaceutical, Inc.(a) ...... 55
551
Corcept Therapeutics, Inc.(a) ......... 18
36,706
Eli Lilly & Co. .................... 33,233
1,228
Harrow, Inc.(a) .................... 26
2,106
Intra-Cellular Therapies, Inc.(a) ........ 144
76,106
Johnson & Johnson ................ 11,124
114,005
Merck & Co., Inc. ................. 14,114
44,321
Novo Nordisk A/S, ADR ............. 6,326
3,348
Organon & Co. ................... 69
2,523
Pacira BioSciences, Inc.(a) ........... 72
64,849
Pfizer, Inc. ....................... 1,814
3,964
Pliant Therapeutics, Inc.(a) ........... 43
1,583
Prestige Consumer Healthcare, Inc.(a) ... 109
803
Supernus Pharmaceuticals, Inc.(a) ...... 21
19,928
Viatris, Inc. ...................... 212
565
Xeris BioPharma Holdings, Inc.(a) ..... 1
4,740
Zoetis, Inc. ...................... 822
68,587
Professional Services — 1.05%
9,355
Alight, Inc., Class - A(a) ............. 69
917
ASGN, Inc.(a) .................... 81
3,150
Asure Software, Inc.(a) .............. 26

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Professional Services (continued)
45,157
Automatic Data Processing, Inc. ....... $ 10,778
2,812
Barrett Business Services, Inc. ........ 92
62
Booz Allen Hamilton Holding Corp. .... 10
20
CACI International, Inc., Class - A(a) ... 9
1,815
CBIZ, Inc.(a) ..................... 134
34
Concentrix Corp. .................. 2
10,305
Conduent, Inc.(a) .................. 34
3,434
Equifax, Inc. ..................... 833
2,570
ExlService Holdings, Inc.(a) .......... 81
846
Exponent, Inc. .................... 80
1,713
First Advantage Corp. ............... 28
621
Heidrick & Struggles International, Inc. .. 20
217
Huron Consulting Group, Inc.(a) ....... 21
587
ICF International, Inc. .............. 87
717
Jacobs Solutions, Inc. ............... 100
3,378
KBR, Inc. ....................... 217
732
Kelly Services, Inc., Class - A ......... 16
982
Kforce, Inc. ...................... 61
1,998
Korn Ferry ...................... 134
1,829
Leidos Holdings, Inc. ............... 267
979
Maximus, Inc. .................... 84
11,106
Mistras Group, Inc.(a) .............. 92
6,910
Paychex, Inc. ..................... 819
8,321
Paycom Software, Inc. .............. 1,190
825
Robert Half, Inc. .................. 53
1,018
Science Applications International Corp. . 120
1,391
SS&C Technologies Holdings, Inc. ..... 87
1,863
Sterling Check Corp.(a) ............. 28
1,649
Upwork, Inc.(a) ................... 18
10,910
Verisk Analytics, Inc. ............... 2,940
2,286
Verra Mobility Corp.(a) ............. 62
18,673
Real Estate Management & Development — 0.19%
683
BBX Capital, Inc. .................. 6
2,963
CBRE Group, Inc., Class - A(a) ........ 264
9,353
Compass, Inc., Class - A(a) ........... 34
29,830
CoStar Group, Inc.(a) ............... 2,211
2,627
Cushman & Wakefield PLC(a) ........ 27
2,814
DigitalBridge Group, Inc. ............ 39
574
Forestar Group, Inc.(a) .............. 18
4,563
Howard Hughes Holdings, Inc.(a) ...... 296
2,009
Jones Lang LaSalle, Inc.(a) ........... 412
2,030
Marcus & Millichap, Inc. ............ 64
3,583
Newmark Group, Inc., Class - A ....... 37
Shares Security Description Value
(000)
Common Stocks (continued)
Real Estate Management & Development (continued)
589
The RMR Group, Inc., Class - A ....... $ 13
3,421
Residential REITs — 0.16%
3,688
American Homes 4 Rent, Class - A ..... 137
2,230 Apartment Investment and Management
Co.(a) ...................... 18
7,024
Camden Property Trust .............. 767
1,553
Elme Communities ................. 25
3,730
Equity LifeStyle Properties, Inc. ....... 243
507
Essex Property Trust, Inc. ............ 138
4,659
Independence Realty Trust, Inc. ........ 87
10,627
Invitation Homes, Inc. .............. 382
2,029
Mid-America Apartment Communities, Inc. 289
5,481
NexPoint Residential Trust, Inc. ....... 217
1,913
Sun Communities, Inc. .............. 230
4,609
UDR, Inc. ....................... 190
3,691
UMH Properties, Inc. ............... 59
3,365
Veris Residential, Inc. ............... 50
2,832
Retail REITs — 0.22%
27,975
Brixmor Property Group, Inc. ......... 646
1,385
Federal Realty Investment Trust ....... 140
533
Getty Realty Corp. ................. 14
4,895
InvenTrust Properties Corp. .......... 121
3,897
Kite Realty Group Trust ............. 87
2,113
NETSTREIT Corp. ................ 34
19,277
Realty, Inc.ome Corp. ............... 1,019
53,431
SITE Centers Corp. ................ 775
11,883
Tanger, Inc. ...................... 322
43,161
The Macerich Co. ................. 666
3,762
Urban Edge Properties .............. 69
3,893
Semiconductors & Semiconductor Equipment — 11.08%
1,045
ACM Research, Inc., Class - A(a) ...... 24
120,815
Advanced Micro Devices, Inc.(a) ....... 19,597
485
Alpha & Omega Semiconductor Ltd.(a) .. 18
451
Ambarella, Inc.(a) ................. 24
3,622
Amkor Technology, Inc. ............. 145
12,594
Analog Devices, Inc. ............... 2,875
27,360
Applied Materials, Inc. .............. 6,457
3,238
ASML Holding N.V., NYS ........... 3,312
13,025
Broadcom, Inc. ................... 20,911
55
Cirrus Logic, Inc.(a) ................ 7

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
742
Cohu, Inc.(a) ..................... $ 25
1,496
Credo Technology Group Holding Ltd.(a) 48
580
Diodes, Inc.(a) .................... 42
4,234
First Solar, Inc.(a) ................. 955
3,557
FormFactor, Inc.(a) ................ 215
2,669
Ichor Holdings Ltd.(a) .............. 103
188
Impinj, Inc.(a) .................... 29
237,293
Intel Corp. ....................... 7,349
1,378
KLA Corp. ...................... 1,136
1,589
Kulicke & Soffa Industries, Inc. ........ 78
1,659
Lam Research Corp. ................ 1,767
684
Lattice Semiconductor Corp.(a) ........ 40
8,316 MACOM Technology Solutions Holdings,
Inc.(a) ...................... 927
34,215
Marvell Technology, Inc. ............ 2,392
3,708
Microchip Technology, Inc. ........... 339
12,405
Micron Technology, Inc. ............. 1,632
624
MKS Instruments, Inc. .............. 81
874,485
NVIDIA Corp. .................... 108,033
3,257
ON Semiconductor Corp.(a) .......... 223
631
Onto Innovation, Inc.(a) ............. 139
2,203
Power Integrations, Inc. ............. 155
2,201
Qorvo, Inc.(a) .................... 255
37,361
QUALCOMM, Inc. ................ 7,442
1,083
Silicon Laboratories, Inc.(a) .......... 120
3,842
Skyworks Solutions, Inc. ............ 409
799
Synaptics, Inc.(a) .................. 70
40,901
Texas Instruments, Inc. .............. 7,956
2,391
Ultra Clean Holdings, Inc.(a) ......... 117
8,143
Universal Display Corp. ............. 1,712
661
Veeco Instruments, Inc.(a) ............ 31
197,190
Software — 11.44%
1,931
ACI Worldwide, Inc.(a) ............. 76
21,800
Adobe, Inc.(a) .................... 12,111
1,294
Agilysys, Inc.(a) .................. 135
416
Alarm.com Holdings, Inc.(a) .......... 26
1,591
Alkami Technology, Inc.(a) ........... 45
829
Altair Engineering, Inc., Class - A(a) .... 81
1,974
ANSYS, Inc.(a) ................... 635
289
Appfolio, Inc., Class - A(a) ........... 71
908
Atlassian Corp., Class - A(a) .......... 161
10,190
Autodesk, Inc.(a) .................. 2,522
6,689
AvePoint, Inc.(a) .................. 70
211
Blackbaud, Inc.(a) ................. 16
Shares Security Description Value
(000)
Common Stocks (continued)
Software (continued)
1,089
Box, Inc., Class - A(a) .............. $ 29
9,731
Cadence Design Systems, Inc.(a) ....... 2,995
2,611
Clear Secure, Inc., Class - A .......... 49
574
CommVault Systems, Inc.(a) .......... 70
1,270
Corpay, Inc.(a) .................... 338
9,116
Crowdstrike Holdings, Inc., Class - A(a) . 3,493
313
Digimarc Corp.(a) ................. 10
546
Dolby Laboratories, Inc., Class - A ..... 43
1,569
Envestnet, Inc.(a) .................. 98
2,101
Everbridge, Inc.(a) ................. 74
3,738
EverCommerce, Inc.(a) .............. 41
6,515
Fortinet, Inc.(a) ................... 393
846
Guidewire Software, Inc.(a) .......... 117
1,928
HubSpot, Inc.(a) .................. 1,137
3,676
InterDigital, Inc. .................. 428
5,422
Intuit, Inc. ....................... 3,563
1,284
LiveRamp Holdings, Inc.(a) .......... 40
23,134
Manhattan Associates, Inc.(a) ......... 5,707
3,930
Marathon Digital Holdings, Inc.(a) ..... 78
6,497
Matterport, Inc.(a) ................. 29
2,965
MeridianLink, Inc.(a) ............... 63
289,449
Microsoft Corp. ................... 129,368
722
MicroStrategy, Inc.(a) ............... 995
16,199
N-able, Inc.(a) .................... 247
55,831
NextNav, Inc.(a) ................... 453
68,303
Oracle Corp. ..................... 9,644
1,896
PagerDuty, Inc.(a) ................. 43
1,558
Palo Alto Networks, Inc.(a) ........... 528
647
PowerSchool Holdings, Inc.(a) ........ 14
939
Progress Software Corp. ............. 51
5,413
PROS Holdings, Inc.(a) ............. 155
868
PTC, Inc.(a) ...................... 158
680
Qualys, Inc.(a) .................... 97
6,275
Rimini Street, Inc.(a) ............... 19
11,757
Riot Platforms, Inc.(a) .............. 107
2,517
Roper Technologies, Inc. ............. 1,419
55,258
Salesforce, Inc. ................... 14,206
3,998
Sapiens International Corp. N.V. ....... 136
12,434
ServiceNow, Inc.(a) ................ 9,781
831
SPS Commerce, Inc.(a) .............. 156
819
Synopsys, Inc.(a) .................. 487
908
Tenable Holdings, Inc.(a) ............ 40
408
Varonis Systems, Inc.(a) ............. 20
10,098
Veritone, Inc.^(a) .................. 23
18,867
Weave Communications, Inc.(a) ....... 170
566
Workday, Inc., Class - A(a) ........... 127

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Software (continued)
1,438
Workiva, Inc.(a) ................... $ 105
21,286
Zeta Global Holdings Corp., Class - A(a) . 376
203,669
Specialized REITs — 0.95%
6,093
American Tower Corp. .............. 1,184
2,473
Crown Castle, Inc. ................. 242
5,913
CubeSmart ...................... 267
9,861
Digital Realty Trust, Inc. ............. 1,499
14,334
Equinix, Inc. ..................... 10,846
5,142
Extra Space Storage, Inc. ............ 799
3,782
Farmland Partners, Inc. .............. 44
7,180
Four Corners Property Trust, Inc. ....... 177
5,259
Iron Mountain, Inc. ................ 471
846
Lamar Advertising Co., Class - A ....... 101
1,574
National Storage Affiliates Trust ....... 65
6,761
Outfront Media, Inc. ................ 97
1,185
PotlatchDeltic Corp. ................ 47
2,688
Public Storage .................... 773
4,581
Safehold, Inc. .................... 88
8,362
VICI Properties, Inc. ............... 239
16,939
Specialty Retail — 2.72%
670
Academy Sports & Outdoors, Inc. ...... 36
854
Advance Auto Parts, Inc. ............ 54
1,447
American Eagle Outfitters, Inc. ........ 29
520
Asbury Automotive Group, Inc.(a) ...... 118
2,829
AutoNation, Inc.(a) ................ 451
619
AutoZone, Inc.(a) .................. 1,835
6,524
Bath & Body Works, Inc. ............ 255
13,639
Best Buy Co., Inc. ................. 1,150
3,328
Boot Barn Holdings, Inc.(a) .......... 429
376
Burlington Stores, Inc.(a) ............ 90
790
Camping World Holdings, Inc., Class - A . 14
1,936
Carvana Co.(a) .................... 249
4,609
Dick's Sporting Goods, Inc. ........... 990
923
Five Below, Inc.(a) ................. 101
38,205
Floor & Decor Holdings, Inc., Class - A(a) 3,798
1,555
Foot Locker, Inc. .................. 39
1,806
Genesco, Inc.(a) ................... 47
72
Group 1 Automotive, Inc. ............ 21
1,362
Guess?, Inc. ...................... 28
334
Lithia Motors, Inc. ................. 84
44,732
Lowe's Cos., Inc. .................. 9,863
324
Murphy USA, Inc. ................. 152
Shares Security Description Value
(000)
Common Stocks (continued)
Specialty Retail (continued)
4,016
O'Reilly Automotive, Inc.(a) .......... $ 4,241
7,340
Penske Automotive Group, Inc. ........ 1,094
3,973
Revolve Group, Inc.(a) .............. 63
231
RH(a) .......................... 56
9,045
Ross Stores, Inc. .................. 1,314
1,809
Sally Beauty Holdings, Inc.(a) ......... 19
708
Shoe Carnival, Inc. ................. 26
158
Signet Jewelers Ltd. ................ 14
468
The Aaron's Co., Inc. ............... 5
389
The Buckle, Inc. ................... 14
27,689
The Home Depot, Inc. .............. 9,532
1,585
The ODP Corp.(a) ................. 62
88,030
The TJX Cos., Inc. ................. 9,693
10,683
Tile Shop Holdings, Inc.(a) ........... 74
3,315
Tractor Supply Co. ................. 895
1,253
Ulta Beauty, Inc.(a) ................ 483
5,911
Upbound Group, Inc. ............... 181
2,174
Victoria's Secret & Co.(a) ............ 38
3,016
Williams-Sonoma, Inc. .............. 852
48,489
Technology Hardware, Storage & Peripherals — 6.70%
545,677
Apple, Inc. ...................... 114,930
83,952
HP, Inc. ......................... 2,940
9,994
Intevac, Inc.(a) .................... 39
2,448
NetApp, Inc. ..................... 315
1,176
Super Micro Computer, Inc.(a) ........ 964
10,627
Turtle Beach Corp.(a) ............... 152
1,170
Xerox Holdings Corp. .............. 14
119,354
Textiles, Apparel & Luxury Goods — 0.58%
6,619
Capri Holdings Ltd.(a) .............. 219
47
Columbia Sportswear Co. ............ 4
1,065
Crocs, Inc.(a) ..................... 155
792
G-III Apparel Group Ltd.(a) .......... 21
2,898
Kontoor Brands, Inc. ............... 192
8,532
Lululemon Athletica, Inc.(a) .......... 2,549
15,785 LVMH Moet Hennessy Louis Vuitton SE,
ADR ....................... 2,421
54,708
NIKE, Inc., Class - B ............... 4,124
153
Oxford Industries, Inc. .............. 15
1,533
Ralph Lauren Corp. ................ 268
412
Steven Madden Ltd. ................ 17

See accompanying notes to financial statements.
HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2024
As of June 30, 2024 , 100% of the Portfolio’s net assets were managed by
Parametric Portfolio Associates, LLC.
Shares Security Description Value
(000)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (continued)
7,801
Tapestry, Inc. ..................... $ 334
10,319
Tobacco — 0.23%
36,600
Altria Group, Inc. .................. 1,667
23,833
Philip Morris International, Inc. ........ 2,415
2,563
Vector Group Ltd. ................. 27
4,109
Trading Companies & Distributors — 0.38%
23,095
Air Lease Corp. ................... 1,098
157
Applied Industrial Technologies, Inc. .... 30
5,077
Beacon Roofing Supply, Inc.(a) ........ 459
186
BlueLinx Holdings, Inc.(a) ........... 17
563
Boise Cascade Co. ................. 67
200
DXP Enterprises, Inc.(a) ............. 9
27,876
Fastenal Co. ...................... 1,753
192
GMS, Inc.(a) ..................... 15
1,021
Herc Holdings, Inc. ................ 136
749
McGrath RentCorp ................. 80
22,107
MRC Global, Inc.(a) ................ 285
2,367
Rush Enterprises, Inc., Class - A ....... 99
548
SiteOne Landscape Supply, Inc.(a) ...... 67
1,221
W.W. Grainger, Inc. ................ 1,102
1,130
Watsco, Inc. ...................... 523
6,167
WESCO International, Inc. ........... 978
6,718
Water Utilities — 0.01%
1,178
American Water Works Co., Inc. ....... 153
4,921
Cadiz, Inc.(a) ..................... 15
1,134
California Water Service Group ........ 55
602
Global Water Resources, Inc. ......... 7
230
Wireless Telecommunication Services — 0.24%
6,927
Telephone and Data Systems, Inc. ...... 144
23,667
T-Mobile US, Inc. ................. 4,169
4,313
Total Common Stocks .............. 1,784,415
Shares Security Description Value
(000)
Contingent Rights — 0.00%
Health Care Equipment & Supplies — 0.00%
56
ABIOMED, Inc. CVR, 01/02/26(a) ..... $ –
Health Care Providers & Services — 0.00%
15,971 Paratek Pharmaceuticals, Inc. CVR,
01/01/26(a) .................. 1
5,589
Xeris BioPharma Hold CVR, 10/06/49(a) . 1
2
Metals & Mining — 0.00%
108,208
Pan American Silver Corp., 12/31/49(a) .. 50
Total Contingent Rights ............ 52
Investment Companies — 0.18%
Domestic Equity Funds — 0.05%
1,900
Vanguard S&P 500 ETF ............. 951
Money Market Funds — 0.13%
487,945 Federated Hermes Treasury Obligations
Fund, Institutional Shares, 5.17%^^(b) 488
1,718,448 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
5.20%(b) .................... 1,718
2,206
Total Investment Companies ......... 3,157
Total Investments (cost $567,010) —
100.34% .................... 1,787,624
Liabilities in excess of other assets —
(0.34)% .................... (6,071)
Net Assets - 100.00% $ 1,781,553
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of June 30, 2024.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2024.
(a) Represents non-income producing security.
(b) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments — June 30, 2024
19
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks — 70.24%
Aerospace & Defense — 1.12%
1,736
Axon Enterprise, Inc.(a) ............. $ 511
692
BWX Technologies, Inc. ............. 66
290
Curtiss-Wright Corp. ............... 79
8,171
General Dynamics Corp. ............. 2,371
1,832
HEICO Corp. ..................... 410
2,855
HEICO Corp., Class - A ............. 506
636
Hexcel Corp. ..................... 40
9,420
Howmet Aerospace, Inc. ............. 732
3,804
Huntington Ingalls Industries, Inc. ...... 937
8,254
L3Harris Technologies, Inc. .......... 1,854
7,224
Lockheed Martin Corp. .............. 3,375
5,342
Northrop Grumman Corp. ............ 2,329
37,343
RTX Corp. ....................... 3,748
885 Spirit AeroSystems Holdings, Inc., Class -
A(a) ....................... 29
4,561
Textron, Inc. ..................... 392
13,893
The Boeing Co.(a) ................. 2,529
6,570
TransDigm Group, Inc. .............. 8,392
460
Woodward, Inc. ................... 80
28,380
Air Freight & Logistics — 0.22%
9,143
C.H. Robinson Worldwide, Inc. ........ 806
4,879
Expeditors International of Washington, Inc. 609
5,605
FedEx Corp. ..................... 1,680
884
GXO Logistics, Inc.(a) .............. 45
18,223
United Parcel Service, Inc., Class - B .... 2,494
5,634
Automobile Components — 0.03%
6,500
Aptiv PLC(a) ..................... 458
1,770
BorgWarner, Inc. .................. 57
1,782
Gentex Corp. ..................... 60
446
Lear Corp. ....................... 51
2,587
QuantumScape Corp.(a) ............. 13
639
Automobiles — 1.21%
16,197
Ferrari N.V., ADR ................. 6,614
93,760
Ford Motor Co. ................... 1,176
27,706
General Motors Co. ................ 1,288
1,020
Harley-Davidson, Inc. .............. 34
5,629
Lucid Group, Inc.(a) ................ 15
18,400
Rivian Automotive, Inc., Class - A(a) .... 247
106,885
Tesla, Inc.(a) ..................... 21,149
392
Thor Industries, Inc. ................ 37
30,560
Banks — 1.74%
167,893
Bank of America Corp. .............. 6,678
848
Bank OZK ....................... 35
Shares Security Description Value
(000)
Common Stocks (continued)
Banks (continued)
220
BOK Financial Corp. ............... $ 20
151,303
Citigroup, Inc. .................... 9,602
10,845
Citizens Financial Group, Inc. ......... 390
1,570
Columbia Banking System, Inc. ....... 31
991
Comerica, Inc. .................... 51
905
Commerce Bancshares, Inc. .......... 50
442
Cullen/Frost Bankers, Inc. ............ 45
1,073
East West Bancorp, Inc. ............. 79
16,602
Fifth Third Bancorp ................ 606
263
First Citizens BancShares, Inc., Class - A . 443
969
First Hawaiian, Inc. ................ 20
4,262
First Horizon Corp. ................ 67
2,714
FNB Corp. ....................... 37
35,199
Huntington Bancshares, Inc. .......... 463
69,949
JPMorgan Chase & Co. ............. 14,149
22,765
KeyCorp ........................ 323
4,570
M&T Bank Corp. .................. 692
24,448
NU Holdings Ltd., Class - A(a) ........ 315
568
Pinnacle Financial Partners, Inc. ....... 45
534
Popular, Inc. ..................... 47
664
Prosperity Bancshares, Inc. ........... 41
21,506
Regions Financial Corp. ............. 431
1,092
Synovus Financial Corp. ............. 44
380
TFS Financial Corp. ................ 5
9,518
The PNC Financial Services Group, Inc. . 1,480
31,800
Truist Financial Corp. ............... 1,235
37,317
U.S. Bancorp ..................... 1,482
1,311
Webster Financial Corp. ............. 57
84,606
Wells Fargo & Co. ................. 5,025
802
Western Alliance Bancorp ............ 50
454
Wintrust Financial Corp. ............. 45
1,117
Zions Bancorp NA ................. 48
44,131
Beverages — 0.75%
345
Brown-Forman Corp., Class - A ........ 15
16,530
Brown-Forman Corp., Class - B ....... 713
3,743
Celsius Holdings, Inc.(a) ............. 213
46
Coca-Cola Consolidated Inc. .......... 50
3,914
Constellation Brands, Inc., Class - A .... 1,007
51,087
Keurig Dr Pepper, Inc. .............. 1,706
17,326
Molson Coors Beverage Co., Class - B ... 881
24,567
Monster Beverage Corp.(a) ........... 1,227
37,638
PepsiCo, Inc. ..................... 6,208
72
The Boston Beer Co., Inc., Class - A(a) .. 22
109,616
The Coca-Cola Co. ................. 6,979
19,021
Biotechnology — 1.21%
48,019
AbbVie, Inc. ..................... 8,235
3,643
Alnylam Pharmaceuticals, Inc.(a) ...... 885

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Biotechnology (continued)
15,591
Amgen, Inc. ...................... $ 4,870
753
Apellis Pharmaceuticals, Inc.(a) ....... 29
3,444
Biogen, Inc.(a) .................... 798
10,288
BioMarin Pharmaceutical, Inc.(a) ...... 847
529
Cerevel Therapeutics Holdings, Inc.(a) ... 22
4,165
Exact Sciences Corp.(a) ............. 176
2,426
Exelixis, Inc.(a) ................... 55
41,972
Gilead Sciences, Inc. ............... 2,880
647
Grail, Inc.(a) ..................... 10
17,541
Incyte Corp.(a) .................... 1,063
1,071
Ionis Pharmaceuticals, Inc.(a) ......... 51
7,837
Moderna, Inc.(a) .................. 931
834
Natera, Inc.(a) .................... 90
7,851
Neurocrine Biosciences, Inc.(a) ........ 1,081
14
Oncternal Therapeutics, Inc.(a) ........ –
3,249
Regeneron Pharmaceuticals, Inc.(a) ..... 3,415
2,631
Roivant Sciences Ltd.(a) ............. 28
676
Sarepta Therapeutics, Inc.(a) .......... 107
602
Ultragenyx Pharmaceutical, Inc.(a) ..... 25
4,302
United Therapeutics Corp.(a) ......... 1,371
7,612
Vertex Pharmaceuticals, Inc.(a) ........ 3,568
807
Viking Therapeutics, Inc.(a) .......... 43
30,580
Broadline Retail — 2.33%
260,351
Amazon.com, Inc.(a) ............... 50,312
8,425
Coupang, Inc.(a) .................. 177
12,344
eBay, Inc. ....................... 663
2,802
Etsy, Inc.(a) ...................... 166
834
Kohl's Corp. ..................... 19
2,044
Macy's, Inc. ...................... 39
744
MercadoLibre, Inc.(a) ............... 1,223
848
Nordstrom, Inc. ................... 18
473
Ollie's Bargain Outlet Holdings, Inc.(a) .. 46
47,853
PDD Holdings, Inc., ADR(a) .......... 6,362
59,025
Building Products — 0.28%
2,910
A.O. Smith Corp. .................. 238
524
AAON, Inc. ...................... 46
517
Advanced Drainage Systems, Inc. ...... 83
2,095
Allegion PLC .................... 248
344
Armstrong World Industries, Inc. ....... 39
2,886
Builders FirstSource, Inc.(a) .......... 399
1,148
Carlisle Cos., Inc. .................. 465
19,584
Carrier Global Corp. ................ 1,235
2,970
Fortune Brands Innovations, Inc. ....... 193
834
Hayward Holdings, Inc.(a) ........... 10
16,308
Johnson Controls International PLC ..... 1,084
779
Lennox International, Inc. ............ 416
5,155
Masco Corp. ..................... 344
Shares Security Description Value
(000)
Common Stocks (continued)
Building Products (continued)
2,047
Owens Corning ................... $ 356
325
Simpson Manufacturing Co., Inc. ...... 55
1,101
The AZEK Co., Inc.(a) .............. 46
5,455
Trane Technologies PLC ............. 1,795
835
Trex Co., Inc.(a) ................... 62
7,114
Capital Markets — 2.03%
269
Affiliated Managers Group, Inc. ....... 42
2,433
Ameriprise Financial, Inc. ............ 1,039
4,201
Ares Management Corp., Class - A ..... 560
3,574
BlackRock, Inc. ................... 2,814
17,111
Blackstone, Inc. ................... 2,119
3,493
Blue Owl Capital, Inc. .............. 62
7,173
Cboe Global Markets, Inc. ........... 1,220
12,337
CME Group, Inc. .................. 2,425
4,542
Coinbase Global, Inc., Class - A(a) ..... 1,009
277
Evercore, Inc. .................... 58
1,822
FactSet Research Systems, Inc. ........ 744
6,812
Franklin Resources, Inc. ............. 152
375
Houlihan Lokey, Inc. ............... 51
794
Interactive Brokers Group, Inc. ........ 97
16,130
Intercontinental Exchange, Inc. ........ 2,208
2,832
Invesco Ltd. ...................... 42
1,031
Janus Henderson Group PLC ......... 35
1,500
Jefferies Financial Group, Inc. ......... 75
77,951
KKR & Co., Inc. .................. 8,203
826
Lazard, Inc. ...................... 32
1,784
LPL Financial Holdings, Inc. .......... 498
1,337
MarketAxess Holdings, Inc. .......... 268
3,899
Moody's Corp. .................... 1,641
29,001
Morgan Stanley ................... 2,819
198
Morningstar, Inc. .................. 59
1,874
MSCI, Inc. ...................... 903
12,723
Nasdaq, Inc. ..................... 767
4,774
Northern Trust Corp. ............... 401
4,644
Raymond James Financial, Inc. ........ 574
14,129
Robinhood Markets, Inc., Class - A(a) ... 321
23,144
S&P Global, Inc. .................. 10,322
4,750
SEI Investments Co. ................ 307
7,205
State Street Corp. .................. 533
775
Stifel Financial Corp. ............... 65
5,260
T. Rowe Price Group, Inc. ............ 607
18,368
The Bank of New York Mellon Corp. .... 1,100
5,591
The Carlyle Group, Inc. ............. 224
35,959
The Charles Schwab Corp. ........... 2,649
7,748
The Goldman Sachs Group, Inc. ....... 3,505
550
TPG, Inc. ....................... 23
6,318
Tradeweb Markets, Inc., Class - A ...... 670
715
Virtu Financial, Inc., Class - A ......... 16

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Capital Markets (continued)
2,509
XP, Inc., Class - A ................. $ 44
51,303
Chemicals — 0.76%
6,880
Air Products and Chemicals, Inc. ....... 1,775
2,860
Albemarle Corp. .................. 273
384
Ashland, Inc. ..................... 36
1,675
Axalta Coating Systems Ltd.(a) ........ 57
2,598
Celanese Corp. .................... 350
12,246
CF Industries Holdings, Inc. .......... 907
26,160
Corteva, Inc. ..................... 1,412
21,711
Dow, Inc. ....................... 1,152
10,075
DuPont de Nemours, Inc. ............ 811
2,855
Eastman Chemical Co. .............. 280
6,125
Ecolab, Inc. ...................... 1,458
1,710
Element Solutions, Inc. .............. 46
6,883
FMC Corp. ...................... 396
1,319
Huntsman Corp. ................... 30
6,027
International Flavors & Fragrances, Inc. .. 574
12,129
Linde PLC ....................... 5,324
9,052
LyondellBasell Industries N.V., Class - A . 866
48
NewMarket Corp. ................. 25
975
Olin Corp. ....................... 46
5,592
PPG Industries, Inc. ................ 704
4,360
RPM International, Inc. ............. 469
1,117
The Chemours Co. ................. 25
7,762
The Mosaic Co. ................... 224
306
The Scotts Miracle-Gro Co. .......... 20
6,315
The Sherwin-Williams Co. ........... 1,885
818
Westlake Corp. ................... 118
19,263
Commercial Services & Supplies — 0.42%
2,150
Cintas Corp. ..................... 1,505
387
Clean Harbors, Inc.(a) .............. 88
20,668
Copart, Inc.(a) .................... 1,120
280
MSA Safety, Inc. .................. 53
1,372
RB Global, Inc. ................... 105
9,116
Republic Services, Inc. .............. 1,771
19,107
Rollins, Inc. ...................... 932
695
Stericycle, Inc.(a) .................. 40
399
Tetra Tech, Inc. ................... 82
5,846
Veralto Corp. ..................... 558
892
Vestis Corp. ...................... 11
8,141
Waste Connections, Inc., ADR ........ 1,427
13,618
Waste Management, Inc. ............. 2,905
10,597
Communications Equipment — 0.37%
6,308
Arista Networks, Inc.(a) ............. 2,211
1,117
Ciena Corp.(a) .................... 54
Shares Security Description Value
(000)
Common Stocks (continued)
Communications Equipment (continued)
103,394
Cisco Systems, Inc. ................ $ 4,912
1,422
F5, Inc.(a) ....................... 245
7,638
Juniper Networks, Inc. .............. 278
517
Lumentum Holdings, Inc.(a) .......... 26
4,429
Motorola Solutions, Inc. ............. 1,710
31
Ubiquiti, Inc. ..................... 5
9,441
Construction & Engineering — 0.60%
3,284
AECOM ........................ 290
183,548
API Group Corp.(a) ................ 6,908
270
Comfort Systems USA, Inc. .......... 82
1,131
EMCOR Group, Inc. ............... 413
462
MasTec, Inc.(a) ................... 49
1,532
MDU Resources Group, Inc. .......... 38
3,464
Quanta Services, Inc. ............... 880
159
Valmont Industries, Inc. ............. 44
170,743
WillScot Mobile Mini Holdings Corp.(a) . 6,426
15,130
Construction Materials — 0.58%
95,272
CRH PLC, ADR .................. 7,143
271
Eagle Materials, Inc. ................ 59
12,503
Martin Marietta Materials, Inc. ........ 6,774
3,159
Vulcan Materials Co. ............... 786
14,762
Consumer Finance — 0.24%
6,455
Ally Financial, Inc. ................. 256
13,755
American Express Co. .............. 3,184
9,141
Capital One Financial Corp. .......... 1,266
50
Credit Acceptance Corp.(a) ........... 26
5,943
Discover Financial Services .......... 778
870
OneMain Holdings, Inc. ............. 42
1,816
SLM Corp. ...................... 38
7,307
SoFi Technologies, Inc.(a) ............ 48
9,706
Synchrony Financial ................ 458
6,096
Consumer Staples Distribution & Retail — 1.25%
8,448
Albertsons Cos., Inc., Class - A ........ 167
281
Casey's General Stores, Inc. .......... 107
10,881
Costco Wholesale Corp. ............. 9,248
9,986
Dollar General Corp. ............... 1,320
8,642
Dollar Tree, Inc.(a) ................. 922
669
Grocery Outlet Holding Corp.(a) ....... 15
1,321
Maplebear, Inc.(a) ................. 42
1,153
Performance Food Group Co.(a) ....... 76
17,464
Sysco Corp. ...................... 1,247
11,063
Target Corp. ..................... 1,638
33,017
The Kroger Co. ................... 1,649

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Consumer Staples Distribution & Retail (continued)
124,397
U.S. Foods Holding Corp.(a) .......... $ 6,592
36,821
Walgreens Boots Alliance, Inc. ........ 445
119,963
Walmart, Inc. ..................... 8,123
31,591
Containers & Packaging — 0.15%
68,453
Amcor PLC ...................... 669
497
AptarGroup, Inc. .................. 70
1,967
Avery Dennison Corp. .............. 430
10,076
Ball Corp. ....................... 605
922
Berry Global Group, Inc. ............ 54
4,690
Crown Holdings, Inc. ............... 349
2,319
Graphic Packaging Holding Co. ....... 61
8,089
International Paper Co. .............. 349
4,941
Packaging Corp. of America .......... 902
1,105
Sealed Air Corp. .................. 38
638
Silgan Holdings, Inc. ............... 27
738
Sonoco Products Co. ............... 37
6,190
Westrock Co. ..................... 312
3,903
Distributors — 0.05%
5,849
Genuine Parts Co. ................. 809
6,416
LKQ Corp. ...................... 267
940
Pool Corp. ....................... 289
1,365
Diversified Consumer Services — 0.01%
1,585
ADT, Inc. ....................... 12
436
Bright Horizons Family Solutions, Inc.(a) 48
282
Duolingo, Inc.(a) .................. 59
232
Grand Canyon Education, Inc.(a) ....... 32
1,154
H&R Block, Inc. .................. 63
1,134
Service Corp. International ........... 81
295
Diversified REITs — 0.20%
206,205
Empire State Realty Trust, Inc. ........ 1,934
76,683
Essential Properties Realty Trust, Inc. ... 2,126
16,504
WP Carey, Inc. .................... 908
4,968
Diversified Telecommunication Services — 0.37%
217,783
AT&T, Inc. ...................... 4,162
1,857
Frontier Communications Parent, Inc.(a) . 49
942
Iridium Communications, Inc. ......... 25
1,274
Liberty Global Ltd., Class - A(a) ....... 22
7,607
Liberty Global Ltd., Class - C(a) ....... 136
123,087
Verizon Communications, Inc. ......... 5,076
9,470
Shares Security Description Value
(000)
Common Stocks (continued)
Electric Utilities — 1.03%
21,713
Alliant Energy Corp. ............... $ 1,106
21,098
American Electric Power Co., Inc. ...... 1,852
538
Avangrid, Inc. .................... 19
7,613
Constellation Energy Corp. ........... 1,525
27,136
Duke Energy Corp. ................. 2,719
16,962
Edison International ................ 1,218
11,841
Entergy Corp. .................... 1,267
19,671
Evergy, Inc. ...................... 1,042
21,089
Eversource Energy ................. 1,197
41,980
Exelon Corp. ..................... 1,453
32,631
FirstEnergy Corp. .................. 1,248
382
IDACORP, Inc. ................... 36
55,759
NextEra Energy, Inc. ............... 3,948
8,525
NRG Energy, Inc. .................. 664
1,514
OGE Energy Corp. ................. 54
72,695
PG&E Corp. ..................... 1,269
856
Pinnacle West Capital Corp. .......... 65
41,202
PPL Corp. ....................... 1,139
36,787
The Southern Co. .................. 2,853
27,970
Xcel Energy, Inc. .................. 1,494
26,168
Electrical Equipment — 0.59%
243
Acuity Brands, Inc. ................ 59
6,821
AMETEK, Inc. ................... 1,137
9,570
Eaton Corp. PLC .................. 3,001
14,980
Emerson Electric Co. ............... 1,650
6,492
GE Vernova, Inc.(a) ................ 1,114
459
Generac Holdings, Inc.(a) ............ 61
1,642
Hubbell, Inc. ..................... 599
1,253
nVent Electric PLC ................. 96
494
Regal Rexnord Corp. ............... 67
2,721
Rockwell Automation, Inc. ........... 749
1,147
Sensata Technologies Holding PLC ..... 43
73,060
Vertiv Holdings Co., Class - A ......... 6,324
14,900
Electronic Equipment, Instruments & Components
— 0.26%
28,518
Amphenol Corp., Class - A ........... 1,920
440
Arrow Electronics, Inc.(a) ............ 53
690
Avnet, Inc. ....................... 36
3,192
CDW Corp. ...................... 715
1,318
Cognex Corp. .................... 62
993
Coherent Corp.(a) ................. 72
18,865
Corning, Inc. ..................... 733
357
Crane NXT Co. ................... 22
226
IPG Photonics Corp.(a) .............. 19
2,944
Jabil, Inc. ....................... 320
4,122
Keysight Technologies, Inc.(a) ........ 563
183
Littelfuse, Inc. .................... 47

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Electronic Equipment, Instruments & Components
(continued)
520
TD SYNNEX Corp. ................ $ 60
5,029
TE Connectivity Ltd. ............... 756
1,151
Teledyne Technologies, Inc.(a) ........ 447
6,038
Trimble, Inc.(a) ................... 337
1,197
Vontier Corp. ..................... 46
1,254
Zebra Technologies Corp.(a) .......... 388
6,596
Energy Equipment & Services — 0.17%
36,994
Baker Hughes Co. ................. 1,301
25,184
Halliburton Co. ................... 850
2,968
NOV, Inc. ....................... 56
43,587
Schlumberger N.V. ................. 2,057
3,316
TechnipFMC PLC ................. 87
554
Weatherford International PLC(a) ...... 68
4,419
Entertainment — 1.45%
11,472
Electronic Arts, Inc. ................ 1,599
4,780 Liberty Media Corp.-Liberty Formula
One(a) ..................... 343
159 Liberty Media Corp.-Liberty Formula
One(a) ..................... 10
148
Liberty Media Corp.-Liberty Live(a) .... 6
355
Liberty Media Corp.-Liberty Live(a) .... 14
73,984
Live Nation Entertainment, Inc.(a) ...... 6,935
141
Madison Square Garden Sports Corp.(a) .. 27
21,351
Netflix, Inc.(a) .................... 14,410
178
Playtika Holding Corp. .............. 1
11,187
ROBLOX Corp., Class - A(a) ......... 416
2,851
Roku, Inc.(a) ..................... 170
1,116
Spotify Technology SA(a) ............ 350
4,693
Take-Two Interactive Software, Inc.(a) ... 730
43,950
The Walt Disney Co. ............... 4,364
64,956
TKO Group Holdings, Inc. ........... 7,014
57,539
Warner Bros. Discovery, Inc.(a) ........ 428
36,817
Financial Services — 2.72%
1,678
Affirm Holdings, Inc.(a) ............. 51
10,479
Apollo Global Management, Inc. ....... 1,237
36,644
Berkshire Hathaway, Inc., Class - B(a) ... 14,907
13,187
Block, Inc.(a) ..................... 851
5,594
Corebridge Financial, Inc. ............ 163
7,820
Equitable Holdings, Inc. ............. 319
358
Euronet Worldwide, Inc.(a) ........... 37
100,980
Fidelity National Information Services, Inc. 7,609
58,498
Fiserv, Inc.(a) ..................... 8,718
6,131
Global Payments, Inc. ............... 593
4,998
Jack Henry & Associates, Inc. ......... 830
34,676
Mastercard, Inc., Class - A ........... 15,298
Shares Security Description Value
(000)
Common Stocks (continued)
Financial Services (continued)
2,240
MGIC Investment Corp. ............. $ 48
24,337
PayPal Holdings, Inc.(a) ............. 1,413
860
Rocket Cos., Inc., Class - A(a) ......... 12
383
Shift4 Payments, Inc., Class - A(a) ...... 28
2,823
The Western Union Co. .............. 34
8,804
Toast, Inc., Class - A(a) .............. 227
703
UWM Holdings Corp. .............. 5
62,269
Visa, Inc., Class - A ................ 16,344
738
Voya Financial, Inc. ................ 53
330
WEX, Inc.(a) ..................... 58
68,835
Food Products — 1.02%
22,390
Archer-Daniels-Midland Co. .......... 1,354
9,406
Bunge Global SA .................. 1,004
25,657
Campbell Soup Co. ................ 1,158
42,721
Conagra Brands, Inc. ............... 1,214
1,213
Darling Ingredients, Inc.(a) ........... 45
1,421
Flowers Foods, Inc. ................ 32
345
Freshpet, Inc.(a) ................... 45
27,341
General Mills, Inc. ................. 1,730
34,002
Hormel Foods Corp. ................ 1,036
497
Ingredion, Inc. .................... 57
22,159
Kellanova ....................... 1,279
88,513
Lamb Weston Holdings, Inc. .......... 7,442
17,932
McCormick & Co., Inc. ............. 1,272
42,979
Mondelez International, Inc., Class - A ... 2,812
353
Pilgrim's Pride Corp.(a) ............. 14
409
Post Holdings, Inc.(a) ............... 43
2
Seaboard Corp. ................... 6
8,081
The Hershey Co. .................. 1,486
11,023
The J.M. Smucker Co. .............. 1,201
48,316
The Kraft Heinz Co. ................ 1,557
19,470
Tyson Foods, Inc., Class - A .......... 1,113
25,900
Gas Utilities — 0.30%
10,224
Atmos Energy Corp. ................ 1,193
665
National Fuel Gas Co. .............. 36
88,735
Southwest Gas Holdings, Inc. ......... 6,245
1,588
UGI Corp. ....................... 36
7,510
Ground Transportation — 1.04%
154
Avis Budget Group, Inc. ............. 16
83,616
Canadian Pacific Kansas City Ltd., ADR . 6,584
55,419
CSX Corp. ....................... 1,855
2,004
JB Hunt Transport Services, Inc. ....... 321
5,914
Knight-Swift Transportation Holdings, Inc. 295
271
Landstar System, Inc. ............... 50
2,678
Lyft, Inc., Class - A(a) .............. 38

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Ground Transportation (continued)
6,595
Norfolk Southern Corp. ............. $ 1,415
4,685
Old Dominion Freight Line, Inc. ....... 827
346
Ryder System, Inc. ................. 43
201
Saia, Inc.(a) ...................... 95
410
Schneider National, Inc., Class - B ...... 10
147,332
Uber Technologies, Inc.(a) ........... 10,708
2,225
U-Haul Holding Co. ................ 134
68
U-Haul Holding Co.(a) .............. 4
16,638
Union Pacific Corp. ................ 3,764
860
XPO, Inc.(a) ..................... 91
26,250
Health Care Equipment & Supplies — 1.48%
46,239
Abbott Laboratories ................ 4,805
1,725
Align Technology, Inc.(a) ............ 417
30,918
Baxter International, Inc. ............ 1,035
10,264
Becton Dickinson & Co. ............. 2,399
132,225
Boston Scientific Corp.(a) ............ 10,183
1,625
DENTSPLY SIRONA, Inc. ........... 40
9,235
Dexcom, Inc.(a) ................... 1,047
14,434
Edwards Lifesciences Corp.(a) ........ 1,334
384
Enovis Corp.(a) ................... 17
1,234
Envista Holdings Corp.(a) ............ 21
13,635
GE HealthCare Technologies, Inc. ...... 1,062
897
Globus Medical, Inc.(a) ............. 61
13,321
Hologic, Inc.(a) ................... 989
1,985
IDEXX Laboratories, Inc.(a) .......... 967
217
Inspire Medical Systems, Inc.(a) ....... 29
1,686
Insulet Corp.(a) ................... 340
8,467
Intuitive Surgical, Inc.(a) ............ 3,767
360
Masimo Corp.(a) .................. 45
38,525
Medtronic PLC ................... 3,032
270
Penumbra, Inc.(a) .................. 49
403
QuidelOrtho Corp.(a) ............... 13
4,242
ResMed, Inc. ..................... 811
3,092
STERIS PLC ..................... 679
8,361
Stryker Corp. ..................... 2,845
1,457
Teleflex, Inc. ..................... 306
4,804
The Cooper Cos., Inc.(a) ............. 420
7,717
Zimmer Biomet Holdings, Inc. ........ 837
37,550
Health Care Providers & Services — 2.03%
675
Acadia Healthcare Co., Inc.(a) ......... 46
243
Amedisys, Inc.(a) .................. 22
119,293
Brookdale Senior Living, Inc.(a) ....... 815
14,285
Cardinal Health, Inc. ............... 1,404
4,282
Cencora, Inc. ..................... 965
21,628
Centene Corp.(a) .................. 1,434
111
Chemed Corp. .................... 60
43,174
CVS Health Corp. ................. 2,550
Shares Security Description Value
(000)
Common Stocks (continued)
Health Care Providers & Services (continued)
6,418
DaVita, Inc.(a) .................... $ 889
6,897
Elevance Health, Inc. ............... 3,737
743
Encompass Health Corp. ............. 64
4,727
HCA Healthcare, Inc. ............... 1,518
10,557
Henry Schein, Inc.(a) ............... 677
24,849
Humana, Inc. ..................... 9,284
4,604
Labcorp Holdings, Inc. .............. 937
4,807
McKesson Corp. .................. 2,808
3,310
Molina Healthcare, Inc.(a) ........... 984
893
Premier, Inc., Class - A .............. 17
8,228
Quest Diagnostics, Inc. .............. 1,127
1,155
R1 RCM, Inc.(a) .................. 15
3,303
Solventum Corp.(a) ................ 175
762
Tenet Healthcare Corp.(a) ............ 101
28,481
The Cigna Group .................. 9,415
23,533
UnitedHealth Group, Inc. ............ 11,984
1,957
Universal Health Services, Inc., Class - B . 362
51,390
Health Care REITs — 0.45%
128,524
American Healthcare REIT, Inc. ....... 1,878
73,993
CareTrust REIT, Inc. ............... 1,857
2,876
Healthcare Realty Trust, Inc. .......... 47
17,303
Healthpeak Properties, Inc. ........... 339
4,504
Medical Properties Trust, Inc. ......... 19
1,881
Omega Healthcare Investors, Inc. ...... 64
17,131
Ventas, Inc. ...................... 878
61,371
Welltower, Inc. .................... 6,399
11,481
Health Care Technology — 0.03%
881
Certara, Inc.(a) .................... 12
848
Doximity, Inc., Class - A(a) ........... 24
3,563
Veeva Systems, Inc., Class - A(a) ....... 652
688
Hotel & Resort REITs — 0.07%
17,107
Host Hotels & Resorts, Inc. ........... 308
1,690
Park Hotels & Resorts, Inc. ........... 25
14,043
Ryman Hospitality Properties, Inc. ...... 1,402
1,735
Hotels, Restaurants & Leisure — 1.61%
10,539
Airbnb, Inc., Class - A(a) ............ 1,598
1,994
Aramark ........................ 68
820
Booking Holdings, Inc. .............. 3,248
555
Boyd Gaming Corp. ................ 31
4,921
Caesars Entertainment, Inc.(a) ......... 196
24,539
Carnival Corp.(a) .................. 460
579
Cava Group, Inc.(a) ................ 54
33,100
Chipotle Mexican Grill, Inc.(a) ........ 2,074

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
229
Choice Hotels International, Inc. ....... $ 27
541
Churchill Downs, Inc. ............... 76
3,806
Darden Restaurants, Inc. ............. 576
1,743
Domino's Pizza, Inc. ................ 900
7,266
DoorDash, Inc., Class - A(a) .......... 790
10,204
DraftKings, Inc.(a) ................. 390
703
Dutch Bros, Inc., Class - A(a) ......... 29
3,035
Expedia Group, Inc.(a) .............. 382
39,134
Hilton Worldwide Holdings, Inc. ....... 8,538
6,004
Hyatt Hotels Corp., Class - A ......... 913
8,657
Las Vegas Sands Corp. .............. 383
693
Light & Wonder, Inc.(a) ............. 73
9,143
Marriott International, Inc., Class - A .... 2,211
284
Marriott Vacations Worldwide Corp. .... 25
19,993
McDonald's Corp. ................. 5,094
5,797
MGM Resorts International(a) ......... 257
3,172
Norwegian Cruise Line Holdings Ltd.(a) . 60
1,172
Penn Entertainment, Inc.(a) ........... 23
100,991
Planet Fitness, Inc., Class - A(a) ....... 7,431
5,744
Royal Caribbean Cruises Ltd.(a) ....... 916
27,063
Starbucks Corp. ................... 2,105
505
Texas Roadhouse, Inc. .............. 87
1,293
The Wendy's Co. .................. 22
560
Travel + Leisure Co. ................ 25
305
Vail Resorts, Inc. .................. 55
226
Wingstop, Inc. .................... 96
635
Wyndham Hotels & Resorts, Inc. ....... 47
2,422
Wynn Resorts Ltd. ................. 217
10,614
Yum! Brands, Inc. ................. 1,406
40,883
Household Durables — 0.67%
7,236
D.R. Horton, Inc. .................. 1,019
3,608
Garmin Ltd. ...................... 587
1,009
Leggett & Platt, Inc. ................ 12
5,931
Lennar Corp., Class - A .............. 889
112
Lennar Corp., Class - B ............. 16
399
Mohawk Industries, Inc.(a) ........... 45
2,863
Newell Brands, Inc. ................ 18
75
NVR, Inc.(a) ..................... 570
5,105
PulteGroup, Inc. ................... 563
94,244
SharkNinja, Inc. ................... 7,083
126,360
Tempur Sealy International, Inc. ....... 5,982
836
Toll Brothers, Inc. ................. 96
242
TopBuild Corp,(a) ................. 93
404
Whirlpool Corp. ................... 41
17,014
Household Products — 0.71%
1,016
BJ's Wholesale Club Holdings, Inc.(a) ... 89
14,378
Church & Dwight Co., Inc. ........... 1,490
Shares Security Description Value
(000)
Common Stocks (continued)
Household Products (continued)
28,615
Colgate-Palmolive Co. .............. $ 2,777
14,970
Kimberly-Clark Corp. ............... 2,069
412
Reynolds Consumer Products, Inc. ..... 12
302
Spectrum Brands Holdings, Inc. ....... 26
9,544
The Clorox Co. ................... 1,302
61,785
The Procter & Gamble Co. ........... 10,190
17,955
Independent Power and Renewable Electricity Producers
— 0.29%
968
Brookfield Renewable Corp., Class - A .. 27
261
Clearway Energy, Inc., Class - A ....... 6
618
Clearway Energy, Inc., Class - C ....... 15
16,297
The AES Corp. ................... 286
80,957
Vistra Corp. ...................... 6,962
7,296
Industrial Conglomerates — 0.64%
17,322
3M Co. ......................... 1,770
67,475
General Electric Co. ................ 10,726
17,240
Honeywell International, Inc. ......... 3,682
16,178
Industrial REITs — 0.48%
2,173
Americold Realty Trust, Inc. .......... 55
11,642
EastGroup Properties, Inc. ........... 1,981
999
First Industrial Realty Trust, Inc. ....... 47
49,442
Plymouth Industrial REIT, Inc. ........ 1,057
78,897
Prologis, Inc. ..................... 8,861
1,562
Rexford Industrial Realty, Inc. ......... 70
1,356
STAG Industrial, Inc. ............... 49
12,120
Insurance — 1.69%
19,678
Aflac, Inc. ....................... 1,757
5,702
American Financial Group, Inc. ........ 702
17,295
American International Group, Inc. ..... 1,284
6,221
Aon PLC, Class - A ................ 1,827
14,940
Arch Capital Group Ltd.(a) ........... 1,507
6,763
Arthur J. Gallagher & Co. ............ 1,755
4,691
Assurant, Inc. .................... 779
437
Assured Guaranty Ltd. .............. 34
590
Axis Capital Holdings Ltd. ........... 42
514
Brighthouse Financial, Inc.(a) ......... 22
7,962
Brown & Brown, Inc. ............... 711
12,322
Chubb Ltd. ...................... 3,143
6,704
Cincinnati Financial Corp. ........... 791
207
CNA Financial Corp. ............... 10
2,020
Erie Indemnity Co., Class - A ......... 732
2,750
Everest Group Ltd. ................. 1,048
6,287
Fidelity National Financial, Inc. ....... 310

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Insurance (continued)
765
First American Financial Corp. ........ $ 41
7,387
Globe Life, Inc. ................... 608
482
Kemper Corp. .................... 29
165
Kinsale Capital Group, Inc. ........... 64
1,287
Lincoln National Corp. .............. 40
11,414
Loews Corp. ..................... 853
672
Markel Group, Inc.(a) ............... 1,059
13,672
Marsh & McLennan Cos., Inc. ........ 2,881
18,058
MetLife, Inc. ..................... 1,267
2,054
Old Republic International Corp. ....... 63
278
Primerica, Inc. .................... 66
5,567
Principal Financial Group, Inc. ........ 437
8,651
Prudential Financial, Inc. ............ 1,014
507
Reinsurance Group of America, Inc. .... 104
396
RenaissanceRe Holdings Ltd. ......... 89
304
RLI Corp. ....................... 43
740
Ryan Specialty Holdings, Inc. ......... 43
10,142
The Allstate Corp. ................. 1,619
268
The Hanover Insurance Group, Inc. ..... 34
12,289
The Hartford Financial Services Group, Inc. 1,235
17,866
The Progressive Corp. .............. 3,711
9,046
The Travelers Cos., Inc. ............. 1,839
1,503
Unum Group ..................... 77
14,326
W.R. Berkley Corp. ................ 1,125
19
White Mountains Insurance Group Ltd. .. 35
30,674
Willis Towers Watson PLC ........... 8,041
42,871
Interactive Media & Services — 3.55%
180,482
Alphabet, Inc., Class - A ............. 32,876
121,015
Alphabet, Inc., Class - C ............. 22,196
583
IAC, Inc.(a) ...................... 27
6,377
Match Group, Inc.(a) ............... 194
66,600
Meta Platforms, Inc., Class - A ........ 33,580
14,351
Pinterest, Inc., Class - A(a) ........... 633
17,531
Snap, Inc., Class - A(a) .............. 291
775
TripAdvisor, Inc.(a) ................ 14
442
Trump Media Technology Group Corp.(a) 14
2,357
ZoomInfo Technologies, Inc.(a) ........ 30
89,855
IT Services — 0.88%
15,101
Accenture PLC, Class - A ............ 4,582
7,447
Akamai Technologies, Inc.(a) ......... 671
901
Amdocs Ltd. ..................... 71
7,229
Cloudflare, Inc., Class - A(a) .......... 599
11,934 Cognizant Technology Solutions Corp.,
Class - A .................... 811
1,745
DXC Technology Co.(a) ............. 33
1,367
EPAM Systems, Inc.(a) .............. 257
1,843
Gartner, Inc.(a) ................... 827
Shares Security Description Value
(000)
Common Stocks (continued)
IT Services (continued)
309
Globant SA(a) .................... $ 55
52,909
GoDaddy, Inc., Class - A(a) ........... 7,393
26,043
International Business Machines Corp. ... 4,503
1,741
Kyndryl Holdings, Inc.(a) ............ 46
1,734
MongoDB, Inc.(a) ................. 433
3,830
Okta, Inc.(a) ..................... 359
7,296
Snowflake, Inc., Class - A(a) .......... 986
4,067
Twilio, Inc., Class - A(a) ............. 231
2,107
VeriSign, Inc.(a) ................... 375
22,232
Leisure Products — 0.01%
548
Brunswick Corp. .................. 40
92
Empire Resorts, Inc.(a) .............. –
996
Hasbro, Inc. ...................... 58
2,666
Mattel, Inc.(a) .................... 43
417
Polaris, Inc. ...................... 33
654
YETI Holdings, Inc.(a) .............. 25
199
Life Sciences Tools & Services — 0.84%
698
10X Genomics, Inc., Class - A(a) ....... 14
6,990
Agilent Technologies, Inc. ............ 906
16,456
Avantor, Inc.(a) ................... 349
518
Azenta, Inc.(a) .................... 27
486
Bio-Rad Laboratories, Inc., Class - A(a) .. 132
3,813
Bio-Techne Corp. .................. 274
813
Bruker Corp. ..................... 52
1,221 Charles River Laboratories International,
Inc.(a) ...................... 252
16,529
Danaher Corp. .................... 4,129
672
Fortrea Holdings, Inc.(a) ............. 16
3,884
Illumina, Inc.(a) ................... 405
4,353
IQVIA Holdings, Inc.(a) ............. 921
176
Medpace Holdings, Inc.(a) ........... 72
515
Mettler-Toledo International, Inc.(a) .... 720
1,668
QIAGEN N.V.(a) .................. 69
1,263
Repligen Corp.(a) .................. 159
3,015
Revvity, Inc. ..................... 316
750
Sotera Health Co.(a) ................ 9
20,648
Thermo Fisher Scientific, Inc. ......... 11,419
1,441
Waters Corp.(a) ................... 418
1,746
West Pharmaceutical Services, Inc. ..... 575
21,234
Machinery — 0.86%
471
AGCO Corp. ..................... 46
699
Allison Transmission Holdings, Inc. .... 53
12,367
Caterpillar, Inc. ................... 4,119
21,642
CNH Industrial N.V. ................ 219
357
Crane Co. ....................... 52

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Machinery (continued)
4,245
Cummins, Inc. .................... $ 1,176
7,066
Deere & Co. ..................... 2,639
921
Donaldson Co., Inc. ................ 66
3,291
Dover Corp. ...................... 594
430
Esab Corp. ....................... 41
987
Flowserve Corp. ................... 47
8,290
Fortive Corp. ..................... 614
1,263
Gates Industrial Corp. PLC(a) ......... 20
4,093
Graco, Inc. ...................... 325
2,991
IDEX Corp. ...................... 602
8,141
Illinois Tool Works, Inc. ............. 1,930
9,669
Ingersoll Rand, Inc. ................ 879
633
ITT, Inc. ........................ 82
425
Lincoln Electric Holdings, Inc. ........ 80
1,344
Nordson Corp. .................... 312
498
Oshkosh Corp. .................... 54
11,977
Otis Worldwide Corp. ............... 1,152
15,923
PACCAR, Inc. .................... 1,639
3,078
Parker-Hannifin Corp. .............. 1,557
4,006
Pentair PLC ...................... 307
214
RBC Bearings, Inc.(a) .............. 58
2,425
Snap-on, Inc. ..................... 634
3,714
Stanley Black & Decker, Inc. ......... 296
406
The Middleby Corp.(a) .............. 50
464
The Timken Co. ................... 37
5,752
The Toro Co. ..................... 537
4,247
Westinghouse Air Brake Technologies Corp. 672
5,712
Xylem, Inc. ...................... 775
21,664
Marine Transportation — 0.00%
453
Kirby Corp.(a) .................... 54
Media — 0.37%
2,962
Charter Communications, Inc., Class - A(a) 886
103,796
Comcast Corp., Class - A ............ 4,066
20,871
Fox Corp., Class - A ................ 717
18,891
Fox Corp., Class - B ................ 605
132
Liberty Broadband Corp., Class - A(a) ... 7
2,550
Liberty Broadband Corp., Class - C(a) ... 140
569
Liberty Media Corp.-Liberty SiriusXM(a) 13
1,174
Liberty Media Corp.-Liberty SiriusXM(a) 26
8,987
News Corp., Class - A ............... 247
897
News Corp., Class - B .............. 25
258
Nexstar Media Group, Inc. ........... 43
7,394
Omnicom Group, Inc. ............... 664
70
Paramount Global, Class - A .......... 1
13,529
Paramount Global, Class - B .......... 140
149,181
Sirius XM Holdings, Inc.^ ........... 422
9,243
The Interpublic Group of Cos., Inc. ..... 269
1,232
The New York Times Co., Class - A ..... 63
Shares Security Description Value
(000)
Common Stocks (continued)
Media (continued)
10,624
The Trade Desk, Inc., Class - A(a) ...... $ 1,037
9,371
Metals & Mining — 0.24%
1,341
Alcoa Corp. ...................... 53
947
ATI, Inc.(a) ...................... 53
11,821
Cleveland-Cliffs, Inc.(a) ............. 182
34,485
Freeport-McMoRan, Inc. ............ 1,676
785
MP Materials Corp.(a) .............. 10
47,255
Newmont Corp. ................... 1,979
5,850
Nucor Corp. ...................... 925
2,096
Reliance, Inc. ..................... 599
497
Royal Gold, Inc. ................... 62
654
Southern Copper Corp. .............. 70
3,621
Steel Dynamics, Inc. ................ 469
1,703
United States Steel Corp. ............ 64
6,142
Mortgage Real Estate Investment Trusts (REITs)
— 0.01%
5,308
AGNC Investment Corp. ............ 51
11,785
Annaly Capital Management, Inc. ...... 224
3,639
Rithm Capital Corp. ................ 40
2,215
Starwood Property Trust, Inc. ......... 42
357
Multi-Utilities — 0.56%
17,121
Ameren Corp. .................... 1,217
38,886
CenterPoint Energy, Inc. ............. 1,204
21,127
CMS Energy Corp. ................. 1,258
17,496
Consolidated Edison, Inc. ............ 1,564
35,685
Dominion Energy, Inc. .............. 1,748
12,106
DTE Energy Co. .................. 1,344
35,754
NiSource, Inc. .................... 1,031
21,609
Public Service Enterprise Group, Inc. .... 1,593
23,937
Sempra ......................... 1,821
17,806
WEC Energy Group, Inc. ............ 1,397
14,177
Office REITs — 0.12%
3,901
Alexandria Real Estate Equities, Inc. .... 457
3,570
BXP, Inc. ........................ 220
1,145
Cousins Properties, Inc. ............. 27
788
Highwoods Properties, Inc. ........... 21
881
Kilroy Realty Corp. ................ 27
39,881
SL Green Realty Corp. .............. 2,258
1,338
Vornado Realty Trust ............... 35
3,045
Oil, Gas & Consumable Fuels — 1.88%
2,550
Antero Midstream Corp. ............. 38

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
2,151
Antero Resources Corp.(a) ........... $ 70
8,916
APA Corp. ....................... 262
9,652
Cheniere Energy, Inc. ............... 1,687
6,582
Chesapeake Energy Corp. ............ 541
45,859
Chevron Corp. .................... 7,174
1,455
Chord Energy Corp. ................ 243
767
Civitas Resources, Inc. .............. 53
32,623
ConocoPhillips ................... 3,731
35,689
Coterra Energy, Inc. ................ 952
15,211
Devon Energy Corp. ................ 721
5,299
Diamondback Energy, Inc. ........... 1,061
735
DT Midstream, Inc. ................ 52
17,673
EOG Resources, Inc. ............... 2,224
10,005
EQT Corp. ....................... 370
113,351
Exxon Mobil Corp. ................ 13,051
6,627
Hess Corp. ....................... 978
11,749
HF Sinclair Corp. .................. 626
76,732
Kinder Morgan, Inc. ................ 1,524
14,590
Marathon Oil Corp. ................ 419
11,074
Marathon Petroleum Corp. ........... 1,920
902
Matador Resources Co. .............. 54
418
New Fortress Energy, Inc. ............ 9
19,959
Occidental Petroleum Corp. .......... 1,258
13,957
ONEOK, Inc. ..................... 1,138
6,249
Ovintiv, Inc. ..................... 293
4,823
Permian Resources Corp. ............ 78
14,027
Phillips 66 ....................... 1,980
1,786
Range Resources Corp. .............. 60
8,345
Southwestern Energy Co.(a) .......... 56
5,065
Targa Resources Corp. .............. 653
810
Texas Pacific Land Corp. ............ 595
44,024
The Williams Cos., Inc. ............. 1,871
11,098
Valero Energy Corp. ................ 1,740
701
Viper Energy, Inc. ................. 26
47,508
Paper & Forest Products — 0.00%
485
Louisiana-Pacific Corp. ............. 40
Passenger Airlines — 0.03%
949
Alaska Air Group, Inc.(a) ............ 38
4,899
American Airlines Group, Inc.(a) ....... 56
7,419
Delta Air Lines, Inc. ................ 351
7,280
Southwest Airlines Co. .............. 209
2,474
United Airlines Holdings, Inc.(a) ....... 120
774
Personal Care Products — 0.10%
1,000
BellRing Brands, Inc.(a) ............. 57
2,894
Coty, Inc., Class - A(a) .............. 29
406
e.l.f. Beauty, Inc.(a) ................ 86
Shares Security Description Value
(000)
Common Stocks (continued)
Personal Care Products (continued)
91,732
Kenvue, Inc. ..................... $ 1,667
5,483
The Estee Lauder Cos., Inc. .......... 584
2,423
Pharmaceuticals — 1.91%
69,545
Bristol-Myers Squibb Co. ............ 2,888
4,262
Catalent, Inc.(a) ................... 239
3,702
Elanco Animal Health, Inc.(a) ......... 53
20,635
Eli Lilly & Co. .................... 18,683
790
Intra-Cellular Therapies, Inc.(a) ........ 54
61
Jazz Pharmaceuticals PLC(a) ......... 7
5,190
Jazz Pharmaceuticals PLC(a) ......... 554
63,913
Johnson & Johnson ................ 9,341
67,943
Merck & Co., Inc. ................. 8,412
1,927
Organon & Co. ................... 40
1,019
Perrigo Co. PLC .................. 26
165,668
Pfizer, Inc. ....................... 4,636
30,671
Royalty Pharma PLC, Class - A ........ 809
65,212
Viatris, Inc. ...................... 693
11,015
Zoetis, Inc. ...................... 1,909
48,344
Professional Services — 1.19%
883,861
Alight, Inc., Class - A(a) ............. 6,523
10,706
Automatic Data Processing, Inc. ....... 2,556
7,748
Booz Allen Hamilton Holding Corp. .... 1,192
3,310
Broadridge Financial Solutions, Inc. .... 652
171
CACI International, Inc., Class - A(a) ... 74
3,580
Clarivate PLC(a) .................. 20
322
Concentrix Corp. .................. 20
3,476
Dayforce, Inc.(a) .................. 172
1,907
Dun & Bradstreet Holdings, Inc. ....... 18
2,912
Equifax, Inc. ..................... 706
256
FTI Consulting, Inc.(a) .............. 55
1,353
Genpact Ltd. ..................... 44
3,989
Jacobs Solutions, Inc. ............... 556
103,601
KBR, Inc. ....................... 6,645
8,415
Leidos Holdings, Inc. ............... 1,228
381
ManpowerGroup, Inc. .............. 27
351
Parsons Corp.(a) .................. 29
7,732
Paychex, Inc. ..................... 917
1,259
Paycom Software, Inc. .............. 180
461
Paycor HCM, Inc.(a) ............... 6
993
Paylocity Holding Corp.(a) ........... 131
802
Robert Half, Inc. .................. 51
417
Science Applications International Corp. . 49
5,376
SS&C Technologies Holdings, Inc. ..... 337
89,102
TransUnion ...................... 6,607
4,999
Verisk Analytics, Inc. ............... 1,348
30,143

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Real Estate Management & Development — 0.13%
17,118
CBRE Group, Inc., Class - A(a) ........ $ 1,526
23,432
Corp. Inmobiliaria Vesta Sab de CV, ADR 703
9,673
CoStar Group, Inc.(a) ............... 717
254
Howard Hughes Holdings, Inc.(a) ...... 16
362
Jones Lang LaSalle, Inc.(a) ........... 74
427
Zillow Group, Inc., Class - A(a) ........ 19
3,506
Zillow Group, Inc., Class - C(a) ........ 163
3,218
Residential REITs — 0.83%
76,511
American Homes 4 Rent, Class - A ..... 2,842
22,604
AvalonBay Communities, Inc. ......... 4,678
6,612
Camden Property Trust .............. 721
15,856
Centerspace ...................... 1,072
11,912
Equity LifeStyle Properties, Inc. ....... 776
37,204
Equity Residential ................. 2,580
15,647
Essex Property Trust, Inc. ............ 4,259
68,784
Independence Realty Trust, Inc. ........ 1,289
20,893
Invitation Homes, Inc. .............. 750
5,434
Mid-America Apartment Communities, Inc. 775
5,556
Sun Communities, Inc. .............. 669
14,684
UDR, Inc. ....................... 604
21,015
Retail REITs — 0.54%
73,820
Acadia Realty Trust ................ 1,323
758
Agree Realty Corp. ................ 47
48,105
Brixmor Property Group, Inc. ......... 1,111
609
Federal Realty Investment Trust ....... 61
16,226
Kimco Realty Corp. ................ 316
46,418
NETSTREIT Corp. ................ 747
1,373
NNN REIT, Inc. ................... 58
28,014
Phillips Edison & Co., Inc. ........... 916
31,721
Realty, Inc.ome Corp. ............... 1,676
6,536
Regency Centers Corp. .............. 406
30,514
Simon Property Group, Inc. .......... 4,633
66,881
Tanger, Inc. ...................... 1,814
32,541
The Macerich Co. ................. 502
13,610
Semiconductors & Semiconductor Equipment — 7.09%
80,977
Advanced Micro Devices, Inc.(a) ....... 13,135
503
Allegro MicroSystems, Inc.(a) ......... 14
865
Amkor Technology, Inc. ............. 35
11,899
Analog Devices, Inc. ............... 2,716
51,016
Applied Materials, Inc. .............. 12,038
15,370
Broadcom, Inc. ................... 24,677
416
Cirrus Logic, Inc.(a) ................ 53
3,300
Enphase Energy, Inc.(a) ............. 329
3,671
Entegris, Inc. ..................... 497
2,513
First Solar, Inc.(a) ................. 567
Shares Security Description Value
(000)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
592
GLOBALFOUNDRIES, Inc.(a) ....... $ 30
101,698
Intel Corp. ....................... 3,149
3,254
KLA Corp. ...................... 2,683
3,151
Lam Research Corp. ................ 3,356
3,250
Lattice Semiconductor Corp.(a) ........ 189
428 MACOM Technology Solutions Holdings,
Inc.(a) ...................... 48
20,623
Marvell Technology, Inc. ............ 1,441
12,901
Microchip Technology, Inc. ........... 1,181
79,336
Micron Technology, Inc. ............. 10,435
501
MKS Instruments, Inc. .............. 65
1,157
Monolithic Power Systems, Inc. ....... 950
661,631
NVIDIA Corp. .................... 81,739
4,174
NXP Semiconductors N.V. ........... 1,123
10,242
ON Semiconductor Corp.(a) .......... 702
376
Onto Innovation, Inc.(a) ............. 83
2,308
Qorvo, Inc.(a) .................... 268
26,758
QUALCOMM, Inc. ................ 5,330
3,892
Skyworks Solutions, Inc. ............ 414
43,413 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR ................... 7,546
3,605
Teradyne, Inc. .................... 534
21,789
Texas Instruments, Inc. .............. 4,239
353
Universal Display Corp. ............. 74
934
Wolfspeed, Inc.(a) ................. 21
179,661
Software — 7.00%
24,662
Adobe, Inc.(a) .................... 13,700
2,053
ANSYS, Inc.(a) ................... 660
169
Appfolio, Inc., Class - A(a) ........... 41
5,026
AppLovin Corp., Class - A(a) ......... 419
1,677
Aspen Technology, Inc.(a) ............ 333
3,789
Atlassian Corp., Class - A(a) .......... 671
5,128
Autodesk, Inc.(a) .................. 1,269
3,587
Bentley Systems, Inc., Class - B ....... 177
775
BILL Holdings, Inc.(a) .............. 41
6,524
Cadence Design Systems, Inc.(a) ....... 2,008
2,596
CCC Intelligent Solutions Holdings, Inc.(a) 29
5,312
Confluent, Inc., Class - A(a) .......... 157
1,665
Corpay, Inc.(a) .................... 443
5,411
Crowdstrike Holdings, Inc., Class - A(a) . 2,074
6,691
Datadog, Inc., Class - A(a) ........... 868
4,918
DocuSign, Inc.(a) .................. 263
449
Dolby Laboratories, Inc., Class - A ..... 36
1,050
DoubleVerify Holdings, Inc.(a) ........ 20
1,978
Dropbox, Inc., Class - A(a) ........... 44
6,535
Dynatrace, Inc.(a) ................. 293
615
Elastic N.V.(a) .................... 70
588
Fair Isaac Corp.(a) ................. 875
531
Five9, Inc.(a) ..................... 23
15,528
Fortinet, Inc.(a) ................... 936

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Software (continued)
33,027
Gen Digital, Inc. .................. $ 825
663
Gitlab, Inc., Class - A(a) ............. 33
622
Guidewire Software, Inc.(a) .......... 86
701
HashiCorp, Inc., Class - A(a) .......... 24
1,124
HubSpot, Inc.(a) .................. 663
279
Informatica, Inc., Class - A(a) ......... 9
6,660
Intuit, Inc. ....................... 4,377
1,505
Manhattan Associates, Inc.(a) ......... 371
188,186
Microsoft Corp. ................... 84,108
376
MicroStrategy, Inc.(a) ............... 518
528
nCino, Inc.(a) .................... 17
1,858
Nutanix, Inc., Class - A(a) ............ 106
94,510
Oracle Corp. ..................... 13,345
46,419
Palantir Technologies, Inc., Class - A(a) .. 1,176
7,606
Palo Alto Networks, Inc.(a) ........... 2,578
314
Pegasystems, Inc. .................. 19
808
Procore Technologies, Inc.(a) ......... 54
2,877
PTC, Inc.(a) ...................... 523
646
RingCentral, Inc., Class - A(a) ......... 18
15,963
Roper Technologies, Inc. ............. 8,997
46,483
Salesforce, Inc. ................... 11,951
3,178
Samsara, Inc., Class - A(a) ........... 107
1,746
SentinelOne, Inc., Class - A(a) ........ 37
13,783
ServiceNow, Inc.(a) ................ 10,843
964
Smartsheet, Inc., Class - A(a) ......... 42
3,658
Synopsys, Inc.(a) .................. 2,177
776
Teradata Corp.(a) .................. 27
1,028
Tyler Technologies, Inc.(a) ........... 517
9,971
UiPath, Inc., Class - A(a) ............ 126
6,728
Unity Software, Inc.(a) .............. 109
31,946
Workday, Inc., Class - A(a) ........... 7,142
6,062 Zoom Video Communications, Inc., Class -
A(a) ....................... 359
2,174
Zscaler, Inc.(a) .................... 417
177,151
Specialized REITs — 1.25%
16,576
American Tower Corp. .............. 3,222
14,082
Crown Castle, Inc. ................. 1,375
35,456
CubeSmart ...................... 1,602
31,337
Digital Realty Trust, Inc. ............. 4,764
561
EPR Properties ................... 24
8,975
Equinix, Inc. ..................... 6,791
26,046
Extra Space Storage, Inc. ............ 4,047
16,600
Gaming and Leisure Properties, Inc. .... 751
33,473
Iron Mountain, Inc. ................ 2,999
11,649
Lamar Advertising Co., Class - A ....... 1,392
603
National Storage Affiliates Trust ....... 25
5,565
Public Storage .................... 1,601
1,105
Rayonier, Inc. .................... 32
3,791
SBA Communications Corp. .......... 745
Shares Security Description Value
(000)
Common Stocks (continued)
Specialized REITs (continued)
59,216
VICI Properties, Inc. ............... $ 1,696
17,147
Weyerhaeuser Co. ................. 487
31,553
Specialty Retail — 1.23%
449
Advance Auto Parts, Inc. ............ 28
230
AutoNation, Inc.(a) ................ 37
628
AutoZone, Inc.(a) .................. 1,861
5,225
Bath & Body Works, Inc. ............ 204
4,902
Best Buy Co., Inc. ................. 413
1,561
Burlington Stores, Inc.(a) ............ 374
3,783
CarMax, Inc.(a) ................... 278
810
Carvana Co.(a) .................... 104
1,408
Dick's Sporting Goods, Inc. ........... 303
414
Five Below, Inc.(a) ................. 45
783
Floor & Decor Holdings, Inc., Class - A(a) 78
2,036
GameStop Corp., Class - A(a) ......... 50
206
Lithia Motors, Inc. ................. 52
13,759
Lowe's Cos., Inc. .................. 3,033
149
Murphy USA, Inc. ................. 70
2,100
O'Reilly Automotive, Inc.(a) .......... 2,218
152
Penske Automotive Group, Inc. ........ 23
123
RH(a) .......................... 30
8,026
Ross Stores, Inc. .................. 1,166
1,475
The Gap, Inc. ..................... 35
23,762
The Home Depot, Inc. .............. 8,180
98,593
The TJX Cos., Inc. ................. 10,856
3,245
Tractor Supply Co. ................. 876
1,137
Ulta Beauty, Inc.(a) ................ 439
1,302
Valvoline, Inc.(a) .................. 56
644
Wayfair, Inc., Class - A(a) ............ 34
1,527
Williams-Sonoma, Inc. .............. 431
31,274
Technology Hardware, Storage & Peripherals — 3.43%
386,471
Apple, Inc. ...................... 81,400
6,174
Dell Technologies, Inc., Class - C ...... 851
30,712
Hewlett Packard Enterprise Co. ........ 650
23,424
HP, Inc. ......................... 820
4,900
NetApp, Inc. ..................... 631
7,170
Pure Storage, Inc., Class - A(a) ........ 460
3,338
Seagate Technology Holdings PLC ..... 345
1,240
Super Micro Computer, Inc.(a) ........ 1,016
7,932
Western Digital Corp.(a) ............. 601
86,774
Textiles, Apparel & Luxury Goods — 0.16%
930
Amer Sports, Inc.(a) ................ 12
227
Birkenstock Holding PLC(a) .......... 12
930
Capri Holdings Ltd.(a) .............. 31
283
Carter's, Inc. ..................... 18

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (continued)
273
Columbia Sportswear Co. ............ $ 22
459
Crocs, Inc.(a) ..................... 67
611
Deckers Outdoor Corp.(a) ............ 592
2,792
Lululemon Athletica, Inc.(a) .......... 833
29,001
NIKE, Inc., Class - B ............... 2,184
478
PVH Corp. ...................... 51
307
Ralph Lauren Corp. ................ 54
1,015
Skechers USA, Inc., Class - A(a) ....... 70
1,791
Tapestry, Inc. ..................... 77
1,429
Under Armour, Inc., Class - A(a) ....... 10
1,440
Under Armour, Inc., Class - C(a) ....... 9
2,652
V.F. Corp. ....................... 36
4,078
Tobacco — 0.53%
41,229
Altria Group, Inc. .................. 1,878
112,779
Philip Morris International, Inc. ........ 11,428
13,306
Trading Companies & Distributors — 0.67%
72,757
AerCap Holdings N.V. .............. 6,780
788
Air Lease Corp. ................... 37
110,271
Core & Main, Inc., Class - A(a) ........ 5,397
16,593
Fastenal Co. ...................... 1,042
4,866
Ferguson PLC .................... 942
350
MSC Industrial Direct Co., Inc. ........ 28
337
SiteOne Landscape Supply, Inc.(a) ...... 41
1,615
United Rentals, Inc. ................ 1,045
1,385
W.W. Grainger, Inc. ................ 1,249
827
Watsco, Inc. ...................... 384
338
WESCO International, Inc. ........... 54
16,999
Water Utilities — 0.07%
8,713
American Water Works Co., Inc. ....... 1,126
20,492
Essential Utilities, Inc. .............. 764
1,890
Wireless Telecommunication Services — 0.11%
16,274
T-Mobile US, Inc. ................. 2,867
Total Common Stocks .............. 1,778,782
Contingent Right — 0.00%
Diversified Telecommunication Services — 0.00%
338
Mirati Therapeutics CVR, 01/01/26(a) ... –
Total Contingent Right ............. –
Shares Security Description Value
(000)
Investment Companies — 28.70%
Domestic Equity Funds — 17.74%
1,611,576
Invesco S&P 500 Low Volatility ETF .... $ 104,672
267,610
iShares Core S&P 500 ETF ........... 146,445
211,260 iShares Core S&P Total U.S. Stock Market
ETF ....................... 25,093
7,640
iShares Russell 1000 ETF ............ 2,273
291,610
Vanguard S&P 500 ETF ............. 145,844
93,660
Vanguard Total Stock Market ETF ...... 25,055
449,382
International Equity Funds — 7.87%
2,057,800
Vanguard FTSE Developed Markets ETF . 101,696
1,458,500
Vanguard FTSE Europe ETF .......... 97,384
199,080
Money Market Funds — 3.09%
412,219 Federated Hermes Treasury Obligations
Fund, Institutional Shares, 5.17%^^( b ) 412
77,930,759 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
5.20%( b ) .................... 77,930
78,342
Total Investment Companies ......... 726,804
Purchased Options on Futures — 0.00%
Total Purchased Options on Futures ... 93
Total Investments (cost $1,719,837) —
98.94% ..................... 2,505,679
Other assets in excess of liabilities —
1.06% ...................... 26,729
Net Assets - 100.00% $ 2,532,408
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of June 30, 2024.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2024.
(a) Represents non-income producing security.
(b) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2024 .
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
The Institutional U.S. Equity Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
Wellington
Management
Company,
LLC
Rumbline
Advisers
Monashee
Investment
Management
LLC Total
Common Stocks .............................................................................. 52.28% — 2.79% 15.17% — 70.24%
Contingent Right ............................................................................. — — — 0.00 — 0.00%
Investment Companies .................................................................... 0.01% 14.77% 0.04% 0.13% 13.75% 28.70%
Options on Futures — 0.00% — — 0.00% 0.00%
Other Assets (Liabilities) ................................................................ 0.08% 0.16% 0.02% -0.01% 0.79% 1.06%
Total Net Assets ......................................................................... 52.37% 14.93% 2.85% 15.31% 14.54% 100.00
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 415 9/20/24 $ 114,569 $ 385
Russell 2000 Mini Index Future ................... 19 9/20/24 1,962 43
$ 116,531 $ 428
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2024 .
Futures Contracts Sold *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 49 9/20/24 $ 13,528 $ (46)
$ 13,528 $ (46)
Total Unrealized Appreciation ..................... $ 428
Total Unrealized Depreciation ..................... (46)
Total Net Unrealized Appreciation/(Depreciation) ....... $ 382
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Options on Futures Contracts
Exchange-traded options on futures contacts written as of June 30, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 17 $ 4,718 $ 5,550.00 7/19/24 $ (50)
E-Mini S&P 500 Future Option ............. Put 16 4,400 5,550.00 7/31/24 (34)
E-Mini S&P 500 Future Option ............. Put 19 5,249 5,550.00 7/31/24 (52)
E-Mini S&P 500 Future Option ............. Call 10 5,330 5,330.00 7/12/24 (178)
E-Mini S&P 500 Future Option ............. Call 16 4,560 5,700.00 7/31/24 (8)
E-Mini S&P 500 Future Option ............. Call 50 13,812 5,525.00 9/2/24 (269)
E-Mini S&P 500 Future Option ............. Call 25 6,988 5,590.00 9/20/24 (103)
E-Mini S&P 500 Future Option ............. Put 20 5,530 5,530.00 7/19/24 (57)
E-Mini S&P 500 Future Option ............. Put 42 9,765 4,650.00 7/19/24 (2)
E-Mini S&P 500 Future Option ............. Put 29 13,427 4,630.00 7/19/24 (2)
E-Mini S&P 500 Future Option ............. Put 19 5,244 5,520.00 7/19/24 (50)
E-Mini S&P 500 Future Option ............. Put 15 6,960 4,640.00 7/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 28 13,020 4,650.00 7/19/24 (3)
E-Mini S&P 500 Future Option ............. Put 26 12,155 4,675.00 7/19/24 (3)
E-Mini S&P 500 Future Option ............. Put 29 13,630 4,700.00 7/19/24 (3)
E-Mini S&P 500 Future Option ............. Put 65 14,949 4,600.00 7/19/24 (3)
E-Mini S&P 500 Future Option ............. Put 27 6,143 4,550.00 7/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 14 6,475 4,625.00 7/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 10 4,550 4,550.00 7/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 17 4,718 5,550.00 7/19/24 (57)
E-Mini S&P 500 Future Option ............. Put 18 4,973 5,525.00 7/19/24 (49)
E-Mini S&P 500 Future Option ............. Put 82 18,449 4,500.00 7/19/24 (3)
E-Mini S&P 500 Future Option ............. Put 58 12,978 4,475.00 7/19/24 (2)
E-Mini S&P 500 Future Option ............. Put 34 9,418 5,540.00 7/19/24 (105)
E-Mini S&P 500 Future Option ............. Put 44 10,175 4,625.00 7/19/24 (2)
E-Mini S&P 500 Future Option ............. Put 18 8,496 4,720.00 7/19/24 (2)
E-Mini S&P 500 Future Option ............. Put 12 3,336 5,560.00 7/19/24 (44)
E-Mini S&P 500 Future Option ............. Put 27 14,174 5,250.00 7/31/24 (42)
E-Mini S&P 500 Future Option ............. Put 15 7,410 4,940.00 7/31/24 (6)
E-Mini S&P 500 Future Option ............. Put 39 19,304 4,950.00 7/31/24 (14)
E-Mini S&P 500 Future Option ............. Put 12 5,916 4,930.00 7/31/24 (5)
E-Mini S&P 500 Future Option ............. Put 13 6,793 5,225.00 7/31/24 (17)
E-Mini S&P 500 Future Option ............. Put 18 4,230 4,700.00 7/31/24 (2)
E-Mini S&P 500 Future Option ............. Put 20 4,975 4,975.00 7/31/24 (4)
E-Mini S&P 500 Future Option ............. Put 16 4,248 5,310.00 7/31/24 (15)
E-Mini S&P 500 Future Option ............. Put 22 5,830 5,300.00 7/31/24 (20)
E-Mini S&P 500 Future Option ............. Put 12 5,700 4,750.00 7/31/24 (3)
E-Mini S&P 500 Future Option ............. Put 27 7,088 5,250.00 7/31/24 (19)
E-Mini S&P 500 Future Option ............. Put 16 3,720 4,650.00 7/31/24 (2)
E-Mini S&P 500 Future Option ............. Put 18 4,878 5,420.00 7/31/24 (33)
E-Mini S&P 500 Future Option ............. Put 13 6,435 4,950.00 8/16/24 (11)
E-Mini S&P 500 Future Option ............. Put 27 13,230 4,900.00 8/16/24 (21)
E-Mini S&P 500 Future Option ............. Put 14 6,720 4,800.00 8/16/24 (8)
E-Mini S&P 500 Future Option ............. Put 15 7,238 4,825.00 8/16/24 (8)
E-Mini S&P 500 Future Option ............. Put 23 11,201 4,870.00 8/16/24 (15)
E-Mini S&P 500 Future Option ............. Put 13 6,338 4,875.00 8/16/24 (8)

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2024
Options on Futures Contracts (continued)
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 13 $ 6,266 $ 4,820.00 8/16/24 $ (7)
E-Mini S&P 500 Future Option ............. Put 18 4,410 4,900.00 8/16/24 (7)
E-Mini S&P 500 Future Option ............. Put 13 6,786 5,220.00 8/16/24 (29)
E-Mini S&P 500 Future Option ............. Put 15 7,785 5,190.00 8/16/24 (29)
E-Mini S&P 500 Future Option ............. Put 38 9,500 5,000.00 8/16/24 (19)
E-Mini S&P 500 Future Option ............. Put 16 8,080 5,050.00 8/16/24 (19)
E-Mini S&P 500 Future Option ............. Put 24 11,784 4,910.00 8/16/24 (17)
E-Mini S&P 500 Future Option ............. Put 12 6,240 5,200.00 8/16/24 (25)
E-Mini S&P 500 Future Option ............. Put 27 13,473 4,990.00 8/16/24 (25)
E-Mini S&P 500 Future Option ............. Put 20 9,960 4,980.00 8/16/24 (17)
E-Mini S&P 500 Future Option ............. Put 26 6,305 4,850.00 8/16/24 (8)
E-Mini S&P 500 Future Option ............. Put 17 4,420 5,200.00 8/16/24 (17)
E-Mini S&P 500 Future Option ............. Put 19 4,916 5,175.00 8/16/24 (17)
E-Mini S&P 500 Future Option ............. Put 21 10,584 5,040.00 9/2/24 (33)
E-Mini S&P 500 Future Option ............. Put 11 5,610 5,100.00 9/2/24 (23)
E-Mini S&P 500 Future Option ............. Put 20 10,140 5,070.00 9/2/24 (34)
E-Mini S&P 500 Future Option ............. Put 25 12,775 5,110.00 9/2/24 (53)
E-Mini S&P 500 Future Option ............. Put 16 3,900 4,875.00 9/2/24 (9)
E-Mini S&P 500 Future Option ............. Put 10 5,130 5,130.00 9/2/24 (22)
E-Mini S&P 500 Future Option ............. Put 17 8,602 5,060.00 9/2/24 (29)
E-Mini S&P 500 Future Option ............. Put 20 10,100 5,050.00 9/2/24 (35)
E-Mini S&P 500 Future Option ............. Put 36 18,449 5,125.00 9/2/24 (79)
E-Mini S&P 500 Future Option ............. Put 21 10,553 5,025.00 9/20/24 (56)
$ (1,947)
Exchanged-traded options on futures contacts purchased as of June 30, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 24 $ 11,520 $ 4,800.00 7/19/24 $ 3
E-Mini S&P 500 Future Option ............. Put 15 7,800 5,200.00 7/19/24 9
E-Mini S&P 500 Future Option ............. Put 12 6,330 5,275.00 7/19/24 11
E-Mini S&P 500 Future Option ............. Put 20 9,900 4,950.00 7/19/24 4
E-Mini S&P 500 Future Option ............. Put 12 5,820 4,850.00 7/19/24 1
E-Mini S&P 500 Future Option ............. Put 19 5,149 5,420.00 7/19/24 2 3
E-Mini S&P 500 Future Option ............. Put 21 10,500 5,000.00 7/31/24 11
E-Mini S&P 500 Future Option ............. Put 20 10,050 5,025.00 7/31/24 11
E-Mini S&P 500 Future Option ............. Put 25 6,281 5,025.00 7/31/24 6
E-Mini S&P 500 Future Option ............. Put 25 6,313 5,050.00 7/31/24 7
E-Mini S&P 500 Future Option ............. Put 10 5,100 5,100.00 7/31/24 7
$ 93

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments — June 30, 2024
35
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 98.63%
Australia — 1.90%
693
Ampol Ltd. (Oil, Gas & Consumable Fuels) $ 15
8,826
ANZ Group Holdings Ltd. (Banks)(a) ... 166
4,589
APA Group (Gas Utilities)(a) ......... 24
1,807 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 60
485
ASX Ltd. (Capital Markets) .......... 19
452
Atlassian Corp., Class - A (Software)(a) .. 80
4,501 Aurizon Holdings Ltd. (Ground
Transportation) ............... 11
15,056
BHP Group Ltd. (Metals & Mining) ..... 428
1,230
BlueScope Steel Ltd. (Metals & Mining) . 17
4,202 Brambles Ltd. (Commercial Services &
Supplies) .................... 41
1,178 CAR Group Ltd. (Interactive Media &
Services)(a) .................. 28
201 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 45
4,121 Coles Group Ltd. (Consumer Staples
Distribution & Retail) ........... 47
4,995
Commonwealth Bank of Australia (Banks) 423
1,781
Computershare Ltd. (Professional Services) 31
1,437
CSL Ltd. (Biotechnology) ............ 282
2,615
Dexus (Office REITs) ............... 11
4,675 Endeavour Group Ltd. (Consumer Staples
Distribution & Retail) ........... 16
5,009
Fortescue Ltd. (Metals & Mining) ...... 72
5,131
Goodman Group (Industrial REITs) ..... 119
7,323
Insurance Australia Group Ltd. (Insurance) 35
1,092
Macquarie Group Ltd. (Capital Markets) . 149
7,667
Medibank Pvt. Ltd. (Insurance) ........ 19
567 Mineral Resources Ltd. (Metals & Mining)
(a) ........................ 20
9,646
Mirvac Group (Diversified REITs) ...... 12
9,220
National Australia Bank Ltd. (Banks) .... 223
3,549 Northern Star Resources Ltd. (Metals &
Mining)(a) ................... 31
1,407
Orica Ltd. (Chemicals)(a) ............ 17
5,227
Origin Energy Ltd. (Electric Utilities) ... 38
7,966
Pilbara Minerals Ltd. (Metals & Mining) . 16
170
Pro Medicus Ltd. (Health Care Technology) 16
2,446
Qantas Airways Ltd. (Passenger Airlines)(a) 10
4,431
QBE Insurance Group Ltd. (Insurance)(a) 51
582 Ramsay Health Care Ltd. (Health Care
Providers & Services)(a) ......... 18
172 REA Group Ltd. (Interactive Media &
Services) .................... 23
687 Reece Ltd. (Trading Companies &
Distributors) ................. 12
976
Rio Tinto Ltd. (Metals & Mining) ...... 77
9,869 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 50
13,223
Scentre Group (Retail REITs) ......... 28
923
SEEK Ltd. (Interactive Media & Services) 13
584 Seven Group Holdings Ltd. (Trading
Companies & Distributors) ....... 15
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
1,187 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... $ 21
14,614
South32 Ltd. (Metals & Mining) ....... 36
7,299
Stockland (Diversified REITs) ......... 20
3,312
Suncorp Group Ltd. (Insurance)(a) ..... 38
13,370 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 32
5,218
The GPT Group (Diversified REITs) .... 14
7,602 The Lottery Corp. Ltd. (Hotels, Restaurants
& Leisure) ................... 26
9,510 Transurban Group (Transportation
Infrastructure)(a) .............. 79
2,004
Treasury Wine Estates Ltd. (Beverages) .. 17
8,881
Vicinity Ltd. (Retail REITs)(b) ........ 11
760 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ 17
3,054
Wesfarmers Ltd. (Broadline Retail) ..... 133
10,302
Westpac Banking Corp. (Banks) ....... 187
500
WiseTech Global Ltd. (Software)(a) ..... 33
5,565 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 105
3,627 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 82
3,659
Austria — 0.04%
1,031
Erste Group Bank AG (Banks)(b) ...... 48
383
OMV AG (Oil, Gas & Consumable Fuels) 17
125
Verbund AG (Electric Utilities) ........ 10
246
voestalpine AG (Metals & Mining) ..... 7
82
Belgium — 0.20%
444
Ageas SA/N.V. (Insurance) ........... 20
2,573 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 150
58
D'ieteren Group (Distributors) ......... 12
67
Elia Group SA/N.V. (Electric Utilities)(b) 6
293 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 21
752
KBC Group N.V. (Banks) ............ 53
1
Lotus Bakeries N.V. (Food Products)(b) .. 10
31
Sofina SA (Financial Services) ........ 7
206
Syensqo SA (Chemicals) ............. 18
384
UCB SA (Pharmaceuticals) ........... 58
491
Umicore SA (Chemicals)(b) .......... 7
508 Warehouses De Pauw CVA (Industrial
REITs)(a) ................... 14
376
Bermuda — 0.09%
1,153
Arch Capital Group Ltd. (Insurance)(a) .. 116

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Bermuda (continued)
126
Everest Group Ltd. (Insurance) ........ $ 48
164
Canada — 3.06%
1,481
Agnico Eagle Mines Ltd. (Metals & Mining) 97
400
Air Canada (Passenger Airlines)(a)(b) ... 5
2,342 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 131
800
AltaGas Ltd. (Gas Utilities) ........... 18
1,804 ARC Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 32
2,188
Bank of Montreal (Banks) ............ 184
5,246
Barrick Gold Corp. (Metals & Mining) .. 88
200 BCE, Inc. (Diversified Telecommunication
Services) .................... 6
1,043 Brookfield Asset Management Ltd., Class -
A (Capital Markets) ............ 40
4,169
Brookfield Corp. (Capital Markets) ..... 173
92
BRP, Inc. (Leisure Products) .......... 6
786
CAE, Inc. (Aerospace & Defense)(a) .... 15
1,280 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 63
200 Canadian Apartment Properties REIT
(Residential REITs)(b) .......... 6
2,812 Canadian Imperial Bank of Commerce
(Banks) ..................... 134
1,575 Canadian National Railway Co. (Ground
Transportation) ............... 186
6,394 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 228
2,726 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 215
143 Canadian Tire Corp. Ltd., Class - A
(Broadline Retail)(a) ........... 14
300 Canadian Utilities Ltd., Class - A (Multi-
Utilities)(a) .................. 6
471 CCL Industries, Inc., Class - B (Containers
& Packaging)(b) .............. 25
4,230 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 83
624
CGI, Inc. (IT Services)(a) ............ 62
60
Constellation Software, Inc. (Software) .. 173
737
Dollarama, Inc. (Broadline Retail) ...... 67
1,216 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 22
868
Emera, Inc. (Electric Utilities) ......... 29
400 Empire Co. Ltd., Class - A (Consumer
Staples Distribution & Retail) ..... 10
6,336 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 225
62
Fairfax Financial Holdings Ltd. (Insurance) 71
2,644 First Quantum Minerals Ltd. (Metals &
Mining) ..................... 35
100 FirstService Corp. (Real Estate Management
& Development) .............. 15
1,451
Fortis, Inc. (Electric Utilities) ......... 56
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
599
Franco-Nevada Corp. (Metals & Mining) . $ 71
195 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 28
500 Gildan Activewear, Inc. (Textiles, Apparel &
Luxury Goods) ............... 19
817
Great-West Lifeco, Inc. (Insurance) ..... 24
1,006
Hydro One Ltd. (Electric Utilities)(b) .... 29
300
iA Financial Corp., Inc. (Insurance) ..... 19
200
IGM Financial, Inc. (Capital Markets) ... 6
622 Imperial Oil Ltd. (Oil, Gas & Consumable
Fuels) ...................... 42
528
Intact Financial Corp. (Insurance)(b) .... 88
1,879
Ivanhoe Mines Ltd. (Metals & Mining)(a) 24
600 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 17
3,115
Kinross Gold Corp. (Metals & Mining) .. 26
474 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 55
339 Lululemon Athletica, Inc. (Textiles, Apparel
& Luxury Goods)(a) ............ 101
2,272
Lundin Mining Corp. (Metals & Mining)(b) 25
821 Magna International, Inc. (Automobile
Components) ................. 34
5,479
Manulife Financial Corp. (Insurance) .... 146
825 MEG Energy Corp. (Oil, Gas & Consumable
Fuels)(a)(b) .................. 18
713 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... 40
972
National Bank of Canada (Banks) ...... 77
858 Northland Power, Inc. (Independent Power
and Renewable Electricity Producers) 15
1,476
Nutrien Ltd. (Chemicals) ............ 75
200
Onex Corp. (Capital Markets) ......... 14
804
Open Text Corp. (Software)(b) ........ 24
990 Pan American Silver Corp. (Metals &
Mining) ..................... 20
400 Parkland Corp. (Oil, Gas & Consumable
Fuels)(b) .................... 11
1,668 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 62
1,727
Power Corp. of Canada (Insurance) ..... 48
500 Quebecor, Inc., Class - B (Diversified
Telecommunication Services) ..... 11
877 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 62
300 RioCan Real Estate Investment Trust (Retail
REITs)(b) ................... 4
1,078 Rogers Communications, Inc., Class - B
(Wireless Telecommunication
Services) .................... 40
4,055
Royal Bank of Canada (Banks) ........ 432
691
Saputo, Inc. (Food Products)(b) ........ 16
3,508
Shopify, Inc., Class - A (IT Services)(a) .. 232
339
Stantec, Inc. (Construction & Engineering) 28
1,726
Sun Life Financial, Inc. (Insurance) ..... 85

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
3,924 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. $ 150
3,016 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 114
1,352 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 65
1,570 TELUS Corp. (Diversified
Telecommunication Services) ..... 24
250 TFI International, Inc. (Ground
Transportation) ............... 36
3,581
The Bank of Nova Scotia (Banks) ...... 164
271 The Descartes Systems Group, Inc.
(Software)(a) ................. 26
5,308
The Toronto-Dominion Bank (Banks) ... 292
489 Thomson Reuters Corp. (Professional
Services) .................... 82
836
TMX Group Ltd. (Capital Markets) ..... 23
200 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 18
945 Tourmaline Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 43
783 Waste Connections, Inc., ADR (Commercial
Services & Supplies) ........... 137
136 West Fraser Timber Co. Ltd. (Paper &
Forest Products) ............... 10
1,343 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 70
367 WSP Global, Inc. (Construction &
Engineering) ................. 57
5,899
Chile — 0.02%
1,322
Antofagasta PLC (Metals & Mining) .... 35
Denmark — 1.00%
8 A.P. Moller - Maersk A/S, Class - A (Marine
Transportation) ............... 14
10 A.P. Moller - Maersk A/S, Class - B (Marine
Transportation) ............... 17
296
Carlsberg A/S, Class - B (Beverages) .... 36
372 Coloplast A/S, Class - B (Health Care
Equipment & Supplies) ......... 45
2,041
Danske Bank A/S (Banks) ............ 61
292 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 13
492
DSV A/S (Air Freight & Logistics) ..... 75
193
Genmab A/S (Biotechnology)(a)(b) ..... 48
9,637 Novo Nordisk A/S, Class - B
(Pharmaceuticals) ............. 1,392
1,088
Novonesis, B shares (Chemicals) ....... 67
568
Orsted A/S (Electric Utilities)(a)(b) ..... 30
245 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 37
18 ROCKWOOL A/S, Class - B (Building
Products) .................... 7
861
Tryg A/S (Insurance)(b) ............. 19
Shares Security Description
Value
(000)
Common Stocks (continued)
Denmark (continued)
2,997 Vestas Wind Systems A/S (Electrical
Equipment)(a) ................ $ 69
1,930
Finland — 0.25%
360 Elisa Oyj (Diversified Telecommunication
Services) .................... 17
1,491
Fortum Oyj (Electric Utilities) ......... 22
684 Kesko Oyj, Class - B (Consumer Staples
Distribution & Retail) ........... 12
1,007
Kone Oyj, Class - B (Machinery) ....... 50
2,057
Metso Oyj (Machinery)(b) ........... 22
1,268
Neste Oyj (Oil, Gas & Consumable Fuels) 23
16,330
Nokia Oyj (Communications Equipment) . 61
9,180
Nordea Bank Abp (Banks) ........... 108
243
Orion Oyj, Class - B (Pharmaceuticals) .. 10
1,387
Sampo Oyj, A Shares (Insurance) ...... 60
1,248 Stora Enso Oyj, Registered Shares (Paper &
Forest Products) ............... 17
1,655 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 58
1,231
Wartsila Oyj Abp (Machinery) ......... 24
484
France — 2.76%
575
Accor SA (Hotels, Restaurants & Leisure) 24
91 Aeroports de Paris SA (Transportation
Infrastructure) ................ 11
1,732
Air Liquide SA (Chemicals) .......... 299
1,742
Airbus SE (Aerospace & Defense) ...... 239
834
Alstom SA (Machinery)(a) ........... 14
152
Amundi SA (Capital Markets) ......... 10
151
Arkema SA (Chemicals) ............. 13
5,105
AXA SA (Insurance) ............... 167
104 BioMerieux (Health Care Equipment &
Supplies) .................... 10
3,103
BNP Paribas SA (Banks) ............. 198
1,613
Bollore SE (Entertainment) ........... 9
566
Bouygues SA (Construction & Engineering) 18
910 Bureau Veritas SA (Professional Services)
(b) ........................ 25
472
Capgemini SE (IT Services) .......... 94
1,803 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 25
1,382
Cie de Saint-Gobain SA (Building Products) 107
2,057 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 80
124
Covivio SA (Office REITs)(a) ......... 6
3,044
Credit Agricole SA (Banks) ........... 42
1,918
Danone SA (Food Products) .......... 117
1,989
Dassault Systemes SE (Software) ...... 75
755
Edenred SE (Financial Services) ....... 32
195
Eiffage SA (Construction & Engineering)(b) 18
5,423
Engie SA (Multi-Utilities) ............ 77

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
868 EssilorLuxottica SA (Health Care
Equipment & Supplies)(a) ....... $ 187
133
Eurazeo SE (Financial Services) ....... 11
116
Gecina SA (Office REITs)(b) .......... 11
1,232
Getlink SE (Transportation Infrastructure) 20
92 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 211
127
Ipsen SA (Pharmaceuticals) ........... 16
225 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 82
568
Klepierre SA (Retail REITs) .......... 15
256 La Francaise des Jeux SAEM (Hotels,
Restaurants & Leisure) .......... 9
787
Legrand SA (Electrical Equipment) ..... 78
718
L'Oreal SA (Personal Care Products) .... 315
804 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 614
5,633 Orange SA (Diversified Telecommunication
Services)(b) .................. 56
603
Pernod Ricard SA (Beverages) ........ 82
689
Publicis Groupe SA (Media) .......... 73
49
Remy Cointreau SA (Beverages) ....... 4
593
Renault SA (Automobiles) ........... 30
734 Rexel SA (Trading Companies &
Distributors) ................. 19
1,017
Safran SA (Aerospace & Defense) ...... 215
3,374
Sanofi SA (Pharmaceuticals) .......... 325
88 Sartorius Stedim Biotech (Life Sciences
Tools & Services) .............. 14
1,606 Schneider Electric SE (Electrical
Equipment)(b) ................ 386
55
SEB SA (Household Durables)(b) ...... 6
2,177
Societe Generale SA (Banks) ......... 51
270
Sodexo SA (Hotels, Restaurants & Leisure) 24
119
Teleperformance SE (Professional Services) 13
294
Thales SA (Aerospace & Defense) ...... 47
6,219 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 415
305
Unibail-Rodamco-Westfield (Retail REITs) 24
2,067
Veolia Environnement SA (Multi-Utilities) 62
1,515
Vinci SA (Construction & Engineering) .. 160
2,075
Vivendi SE (Media) ................ 22
5,307
Germany — 2.13%
482 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 115
1,155
Allianz SE, Registered Shares (Insurance) 321
2,663
BASF SE (Chemicals) .............. 129
2,887 Bayer AG, Registered Shares
(Pharmaceuticals) ............. 82
992 Bayerische Motoren Werke AG
(Automobiles) ................ 94
15 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... 1
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
275
Bechtle AG (IT Services) ............ $ 13
306
Beiersdorf AG (Personal Care Products) .. 45
414 Brenntag SE (Trading Companies &
Distributors) ................. 28
99 Carl Zeiss Meditec AG, Class - BR (Health
Care Equipment & Supplies) ...... 7
3,162
Commerzbank AG (Banks) ........... 48
363
Continental AG (Automobile Components) 21
585
Covestro AG (Chemicals)(a) .......... 34
214 CTS Eventim AG & Co. KGaA
(Entertainment)(b) ............. 18
1,595
Daimler Truck Holding AG (Machinery) . 63
541 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a) .................. 13
5,823 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 93
559
Deutsche Boerse AG (Capital Markets) .. 114
2,156 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(b) .......... 13
2,987
Deutsche Post AG (Air Freight & Logistics) 121
9,683 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 243
340 Dr. Ing. h.c. F. Porsche AG, Preference
Shares (Automobiles) ........... 25
6,704
E.ON SE (Multi-Utilities) ............ 88
515
Evonik Industries AG (Chemicals) ...... 11
614 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 24
1,272 Fresenius SE & Co. KGaA (Health Care
Providers & Services)(a) ......... 38
419
GEA Group AG (Machinery) ......... 17
179
Hannover Rueck SE (Insurance) ....... 45
385 Heidelberg Materials AG (Construction
Materials) ................... 40
263 Henkel AG & Co. KGaA (Household
Products) .................... 21
564 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... 50
3,852 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 141
186
Knorr-Bremse AG (Machinery) ........ 14
193 LEG Immobilien SE (Real Estate
Management & Development)(a) ... 16
2,385
Mercedes-Benz Group AG (Automobiles) 165
384
Merck KGaA (Pharmaceuticals) ....... 64
166 MTU Aero Engines AG (Aerospace &
Defense) .................... 42
408 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Registered Shares (Insurance) ..... 204
174
Nemetschek SE (Software) ........... 17
330 Puma SE (Textiles, Apparel & Luxury
Goods)(b) ................... 15
20
Rational AG (Machinery) ............ 17
129
Rheinmetall AG (Aerospace & Defense) . 66

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
1,905 RWE AG (Independent Power and
Renewable Electricity Producers) .. $ 65
3,061
SAP SE (Software) ................. 620
80 Sartorius AG, Preference Shares (Life
Sciences Tools & Services)(b) ..... 19
221
Scout24 SE (Interactive Media & Services) 17
2,203 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 410
1,863 Siemens Energy AG (Electrical Equipment)
(a)(b) ...................... 48
848 Siemens Healthineers AG (Health Care
Equipment & Supplies) ......... 49
408
Symrise AG (Chemicals)(b) .......... 50
195
Talanx AG (Insurance) .............. 16
2,200 Vonovia SE (Real Estate Management &
Development)(a) .............. 63
708
Zalando SE (Specialty Retail)(a) ....... 17
4,110
Hong Kong — 0.47%
33,400
AIA Group Ltd. (Insurance) .......... 227
11,500
BOC Hong Kong Holdings Ltd. (Banks) . 35
6,500 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 24
8,500 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 41
1,500 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 8
5,000
CLP Holdings Ltd. (Electric Utilities) ... 40
97 Futu Holdings Ltd., ADR (Capital Markets)
(a) ........................ 6
7,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... 33
2,000
Hang Seng Bank Ltd. (Banks) ......... 26
4,000 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 11
11,000 HKT Trust & HKT Ltd. (Diversified
Telecommunication Services)(b) ... 12
34,665 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 26
3,549 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 114
3,800 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 12
8,011
Link REIT (Retail REITs)(a) .......... 31
4,000
MTR Corp. Ltd. (Ground Transportation)(a) 13
3,500 Power Assets Holdings Ltd. (Electric
Utilities) .................... 19
8,158
Prudential PLC (Insurance) ........... 74
8,518 Sino Land Co. Ltd. (Real Estate
Management & Development)(a) ... 9
4,500 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 39
1,000 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 9
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
3,000 Swire Properties Ltd. (Real Estate
Management & Development) ..... $ 5
4,000
Techtronic Industries Co. Ltd. (Machinery) 46
3,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... 8
25,450
WH Group Ltd. (Food Products) ....... 17
6,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 16
901
Ireland (Republic of) — 0.88%
1,844
Accenture PLC, Class - A (IT Services) .. 559
322 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 30
248 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 23
4,074
AIB Group PLC (Banks) ............ 22
234
Allegion PLC (Building Products) ...... 28
805
Aptiv PLC (Automobile Components)(a) . 57
3,225
Bank of Ireland Group PLC (Banks) .... 34
276
DCC PLC (Industrial Conglomerates)(b) . 19
2,704
Experian PLC (Professional Services) ... 126
520 Flutter Entertainment PLC (Hotels,
Restaurants & Leisure)(a) ........ 101
1,311 James Hardie Industries PLC (Construction
Materials)(a) ................. 41
487 Kerry Group PLC, Class - A (Food
Products)(b) ................. 39
465
Kingspan Group PLC (Building Products) 40
3,948 Medtronic PLC (Health Care Equipment &
Supplies) .................... 311
840 Smurfit Kappa Group PLC (Containers &
Packaging)(b) ................ 37
669 Trane Technologies PLC (Building
Products) .................... 220
1,687
Israel — 0.18%
101 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 6
3,649
Bank Hapoalim BM (Banks) .......... 32
4,740
Bank Leumi Le-Israel BM (Banks) ..... 39
228 Check Point Software Technologies Ltd.
(Software)(a) ................. 38
125
CyberArk Software Ltd. (Software)(a) ... 34
84
Elbit Systems Ltd. (Aerospace & Defense) 15
286
Global-e Online Ltd. (Broadline Retail)(a) 10
2,505
ICL Group Ltd. (Chemicals) .......... 11
1
Isracard Ltd. (Consumer Finance) ...... —
4,694
Israel Discount Bank Ltd., Class - A (Banks) 23
444
Mizrahi Tefahot Bank Ltd. (Banks) ..... 15
89
Monday.com Ltd. (Software)(a) ........ 21
181
Nice Ltd. (Software)(a) .............. 30
3,391 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(a) ........... 54

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Israel (continued)
136
Wix.com Ltd. (IT Services)(a) ......... $ 22
350
Italy — 0.61%
466 Amplifon SpA (Health Care Providers &
Services) .................... 17
3,238
Banco BPM SpA (Banks) ............ 21
1,427 Davide Campari-Milano N.V., Class - M
(Beverages)(b) ................ 13
54 DiaSorin SpA (Health Care Equipment &
Supplies) .................... 5
23,895
Enel SpA (Electric Utilities)(b) ........ 166
6,796
Eni SpA (Oil, Gas & Consumable Fuels) . 104
386
Ferrari N.V. (Automobiles) ........... 157
1,831
FinecoBank Banca Fineco SpA (Banks) .. 27
2,886
Generali (Insurance) ................ 72
1,050 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(b) .................. 11
42,685
Intesa Sanpaolo SpA (Banks)(b) ....... 159
1,167
Leonardo SpA (Aerospace & Defense) ... 27
1,412 Mediobanca Banca di Credito Finanziario
SpA (Banks) ................. 21
614 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 38
2,061
Nexi SpA (Financial Services)(a) ....... 13
1,363
Poste Italiane SpA (Insurance) ......... 17
880
Prysmian SpA (Electrical Equipment) ... 54
257 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 13
7,012
Snam SpA (Gas Utilities) ............ 31
25,056 Telecom Italia SpA/Milano (Diversified
Telecommunication Services)(a) ... 6
4,220 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 33
4,489
UniCredit SpA (Banks) .............. 167
1,172
Japan — 5.66%
2,400 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 96
2,100 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 45
500
AGC, Inc. (Building Products) ........ 16
1,400
Ajinomoto Co., Inc. (Food Products) .... 49
300
ANA Holdings, Inc. (Passenger Airlines)(b) 6
1,500
Asahi Group Holdings Ltd. (Beverages)(b) 53
3,200
Asahi Kasei Corp. (Chemicals) ........ 20
2,000 Asics Corp. (Textiles, Apparel & Luxury
Goods) ..................... 31
5,500
Astellas Pharma, Inc. (Pharmaceuticals) .. 54
1,800 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 35
1,700 Bridgestone Corp. (Automobile
Components) ................. 67
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
800 Brother Industries Ltd. (Technology
Hardware, Storage & Peripherals) .. $ 14
3,000 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 81
1,100
Capcom Co. Ltd. (Entertainment) ...... 21
2,000 Central Japan Railway Co. (Ground
Transportation) ............... 43
2,000 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 24
2,000 Chugai Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 71
2,800
Concordia Financial Group Ltd. (Banks) . 16
600 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 20
1,000
Daifuku Co. Ltd. (Machinery) ......... 19
2,800
Dai-ichi Life Holdings, Inc. (Insurance) .. 75
5,300
Daiichi Sankyo Co. Ltd. (Pharmaceuticals) 182
800
Daikin Industries Ltd. (Building Products) 111
200 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 21
2,000 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 51
3,800 Daiwa Securities Group, Inc. (Capital
Markets) .................... 29
5,900
Denso Corp. (Automobile Components) .. 92
700
Dentsu Group, Inc. (Media) .......... 18
300 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 114
2,400 East Japan Railway Co. (Ground
Transportation) ............... 40
800
Eisai Co. Ltd. (Pharmaceuticals) ....... 33
7,800 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 40
2,900
FANUC Corp. (Machinery) ........... 79
500
Fast Retailing Co. Ltd. (Specialty Retail) . 126
300
Fuji Electric Co. Ltd. (Electrical Equipment) 17
3,300 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 77
5,000
Fujitsu Ltd. (IT Services)(b) .......... 78
500 Hamamatsu Photonics KK (Electronic
Equipment, Instruments &
Components) ................. 13
600 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 16
100 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... 19
300 Hitachi Construction Machinery Co. Ltd.
(Machinery) ................. 8
14,000
Hitachi Ltd. (Industrial Conglomerates) .. 313
13,800
Honda Motor Co. Ltd. (Automobiles) ... 148
400
Hoshizaki Corp. (Machinery) ......... 13
1,000 Hoya Corp. (Health Care Equipment &
Supplies) .................... 116
800 Hulic Co. Ltd. (Real Estate Management &
Development)(b) .............. 7

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
300 Ibiden Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... $ 12
2,500 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 16
3,000
Inpex Corp. (Oil, Gas & Consumable Fuels) 44
1,500
Isuzu Motors Ltd. (Automobiles) ....... 20
3,500 ITOCHU Corp. (Trading Companies &
Distributors) ................. 171
400 Japan Airlines Co. Ltd. (Passenger Airlines)
(b) ........................ 6
1,500 Japan Exchange Group, Inc. (Capital
Markets) .................... 35
4,400
Japan Post Bank Co. Ltd. (Banks)(b) .... 42
6,500
Japan Post Holdings Co. Ltd. (Insurance)(b) 64
500
Japan Post Insurance Co. Ltd. (Insurance)(b) 10
3 Japan Real Estate Investment Corp. (Office
REITs) ..................... 9
1,600
JFE Holdings, Inc. (Metals & Mining)(b) . 23
1,100
Kajima Corp. (Construction & Engineering) 19
1,400
Kao Corp. (Personal Care Products) ..... 57
1,500 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 22
4,500 KDDI Corp. (Wireless Telecommunication
Services) .................... 119
200 Keisei Electric Railway Co. Ltd. (Ground
Transportation) ............... 6
600 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 263
2,000
Kikkoman Corp. (Food Products) ...... 23
700 Kintetsu Group Holdings Co. Ltd. (Ground
Transportation) ............... 15
2,800
Kirin Holdings Co. Ltd. (Beverages) .... 36
400 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 9
500 Koito Manufacturing Co. Ltd. (Automobile
Components) ................. 7
2,800
Komatsu Ltd. (Machinery) ........... 81
300
Konami Group Corp. (Entertainment) ... 22
3,200
Kubota Corp. (Machinery) ........... 45
4,000 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 46
700
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 12
6,700
LY Corp. (Interactive Media & Services) . 16
700
Makita Corp. (Machinery) ........... 19
4,300 Marubeni Corp. (Trading Companies &
Distributors) ................. 80
900 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 13
1,500
Mazda Motor Corp. (Automobiles) ..... 15
200 McDonald's Holdings Co. Japan Ltd.
(Hotels, Restaurants & Leisure) .... 8
600
MEIJI Holdings Co. Ltd. (Food Products) 13
900
MINEBEA MITSUMI, Inc. (Machinery) . 18
3,200 Mitsubishi Chemical Group Corp.
(Chemicals) .................. 18
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
10,000 Mitsubishi Corp. (Trading Companies &
Distributors) ................. $ 196
5,700 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 91
3,200 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 50
3,100 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 20
9,700 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 104
32,700 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 350
7,800 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 177
400
Mitsui Chemicals, Inc. (Chemicals) ..... 11
8,100 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 74
800 Mitsui O.S.K. Lines Ltd. (Marine
Transportation) ............... 24
7,140
Mizuho Financial Group, Inc. (Banks) ... 149
600 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 7
3,900 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 87
5,100 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 105
700
NEC Corp. (IT Services) ............. 58
1,200
Nexon Co. Ltd. (Entertainment) ....... 22
1,300
NIDEC Corp. (Electrical Equipment) .... 58
3,100
Nintendo Co. Ltd. (Entertainment) ...... 165
4
Nippon Building Fund, Inc. (Office REITs) 14
200 NIPPON EXPRESS HOLDINGS, Inc. (Air
Freight & Logistics) ............ 9
3,000 Nippon Paint Holdings Co. Ltd. (Chemicals)
(b) ........................ 20
5 Nippon Prologis REIT, Inc. (Industrial
REITs)(b) ................... 8
600
Nippon Sanso Holdings Corp. (Chemicals) 18
2,500
Nippon Steel Corp. (Metals & Mining)(b) 53
89,600 Nippon Telegraph & Telephone Corp.
(Diversified Telecommunication
Services) .................... 85
1,400
Nippon Yusen KK (Marine Transportation) 41
300
Nissan Chemical Corp. (Chemicals) ..... 10
7,400
Nissan Motor Co. Ltd. (Automobiles) ... 25
600 Nissin Foods Holdings Co. Ltd. (Food
Products)(b) ................. 15
200
Nitori Holdings Co. Ltd. (Specialty Retail) 21
400
Nitto Denko Corp. (Chemicals) ........ 32
8,500
Nomura Holdings, Inc. (Capital Markets) . 49
400 Nomura Real Estate Holdings, Inc. (Real
Estate Management & Development) 10
11 Nomura Real Estate Master Fund, Inc.
(Diversified REITs) ............ 10

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
1,200 Nomura Research Institute Ltd. (IT
Services) .................... $ 34
2,100
NTT Data Group Corp. (IT Services) .... 31
1,600 Obayashi Corp. (Construction &
Engineering) ................. 19
200
Obic Co. Ltd. (IT Services) ........... 26
3,500 Olympus Corp. (Health Care Equipment &
Supplies) .................... 56
500 Omron Corp. (Electronic Equipment,
Instruments & Components) ...... 17
1,300 Ono Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 18
100
Oracle Corp. Japan (Software) ......... 7
3,200 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 89
3,600
ORIX Corp. (Financial Services) ....... 79
1,000
Osaka Gas Co. Ltd. (Gas Utilities) ...... 22
600
Otsuka Corp. (IT Services) ........... 12
1,200
Otsuka Holdings Co. Ltd. (Pharmaceuticals) 51
1,000 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 23
6,600 Panasonic Holdings Corp. (Household
Durables) ................... 54
4,800
Rakuten Group, Inc. (Broadline Retail)(b) 25
4,500 Recruit Holdings Co. Ltd. (Professional
Services) .................... 241
4,300 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 80
6,500
Resona Holdings, Inc. (Banks) ........ 43
1,600 Ricoh Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 14
400 Rohm Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 5
600
SBI Holdings, Inc. (Capital Markets) .... 15
200 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 18
300
SCSK Corp. (IT Services) ............ 6
700 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 41
800 Seiko Epson Corp. (Technology Hardware,
Storage & Peripherals) .......... 12
1,000 Sekisui Chemical Co. Ltd. (Household
Durables) ................... 14
2,000
Sekisui House Ltd. (Household Durables) 44
6,900 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 84
800 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 7
800 Shimadzu Corp. (Electronic Equipment,
Instruments & Components) ...... 20
200
Shimano, Inc. (Leisure Products) ....... 31
5,100
Shin-Etsu Chemical Co. Ltd. (Chemicals) 198
800
Shionogi & Co. Ltd. (Pharmaceuticals) .. 31
1,200
Shiseido Co. Ltd. (Personal Care Products) 34
1,000
Shizuoka Financial Group, Inc. (Banks) .. 10
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
200
SMC Corp. (Machinery) ............. $ 95
8,600 SoftBank Corp. (Wireless
Telecommunication Services) ..... 105
3,000 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 194
2,400
Sompo Holdings, Inc. (Insurance) ...... 51
3,700
Sony Group Corp. (Household Durables) . 313
2,000
Subaru Corp. (Automobiles) .......... 42
900 SUMCO Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 13
2,900 Sumitomo Corp. (Trading Companies &
Distributors) ................. 72
1,900 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 30
600 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 18
3,600 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 240
2,000 Sumitomo Mitsui Trust Holdings, Inc.
(Banks) ..................... 46
800 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 23
300
Suntory Beverage & Food Ltd. (Beverages) 11
4,800
Suzuki Motor Corp. (Automobiles) ..... 55
1,500 Sysmex Corp. (Health Care Equipment &
Supplies) .................... 24
1,800
T&D Holdings, Inc. (Insurance) ....... 31
500
Taisei Corp. (Construction & Engineering) 18
4,700 Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 122
1,200 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 74
4,000 Terumo Corp. (Health Care Equipment &
Supplies) .................... 66
1,200
The Chiba Bank Ltd. (Banks) ......... 11
1,700 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 29
800
TIS, Inc. (IT Services) .............. 16
300
Toho Co. Ltd. (Entertainment) ......... 9
5,500
Tokio Marine Holdings, Inc. (Insurance) . 205
1,400 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 304
1,000
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 21
1,800
Tokyu Corp. (Ground Transportation) ... 20
600 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 17
3,400
Toray Industries, Inc. (Chemicals) ...... 16
300
TOTO Ltd. (Building Products) ........ 7
400
Toyota Industries Corp. (Machinery) .... 34
31,400
Toyota Motor Corp. (Automobiles) ..... 641
1,500 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 29
400
Trend Micro, Inc. (Software) .......... 16
1,200
Unicharm Corp. (Household Products) ... 39

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
1,400 West Japan Railway Co. (Ground
Transportation)(b) ............. $ 26
800
Yakult Honsha Co. Ltd. (Food Products) . 14
2,400
Yamaha Motor Co. Ltd. (Automobiles) .. 22
800 Yamato Holdings Co. Ltd. (Air Freight &
Logistics) ................... 9
800
Yaskawa Electric Corp. (Machinery) .... 29
600 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 15
300 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 11
300
ZOZO, Inc. (Specialty Retail)(b) ....... 8
10,921
Jordan — 0.01%
509 Hikma Pharmaceuticals PLC
(Pharmaceuticals)(b) ........... 12
Luxembourg — 0.04%
1,581
ArcelorMittal SA (Metals & Mining) .... 37
422 Eurofins Scientific SE (Life Sciences Tools
& Services) .................. 21
1,520
Tenaris SA (Energy Equipment & Services) 23
81
Macau — 0.01%
7,600 Sands China Ltd. (Hotels, Restaurants &
Leisure)(a) .................. 16
Netherlands — 1.52%
1,484
ABN AMRO Bank N.V. (Banks) ....... 24
64
Adyen N.V. (Financial Services)(a)(b) ... 76
4,651
Aegon Ltd. (Insurance) .............. 29
504
Akzo Nobel N.V. (Chemicals) ......... 31
176
Argenx SE (Biotechnology)(a) ........ 77
145 ASM International N.V. (Semiconductors &
Semiconductor Equipment) ....... 111
1,178 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 1,216
524
ASR Nederland N.V. (Insurance) ....... 25
216 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 36
214
Euronext N.V. (Capital Markets) ....... 20
275
EXOR N.V. (Financial Services) ....... 29
1,545 Ferrovial SE (Construction & Engineering)
(a) ........................ 60
366
Heineken Holding N.V. (Beverages) .... 29
877
Heineken N.V. (Beverages) ........... 85
178 IMCD N.V. (Trading Companies &
Distributors) ................. 25
10,023
ING Groep N.V. (Banks) ............. 171
425
JDE Peet's N.V. (Food Products)(b) ..... 8
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
2,861 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... $ 85
10,003 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 38
734
NN Group N.V. (Insurance)(a) ......... 34
761 NXP Semiconductors N.V. (Semiconductors
& Semiconductor Equipment) ..... 205
248
OCI N.V. (Chemicals)(b) ............ 6
4,083
Prosus N.V. (Broadline Retail)(a)(b) .... 145
676 QIAGEN N.V. (Life Sciences Tools &
Services)(a) .................. 28
276
Randstad N.V. (Professional Services) ... 13
6,592
Stellantis N.V. (Automobiles) ......... 130
2,441 Universal Music Group N.V.
(Entertainment) ............... 73
751
Wolters Kluwer N.V. (Professional Services) 124
2,933
New Zealand — 0.07%
4,769 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 22
1,861 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 34
1,764
Mercury NZ Ltd. (Electric Utilities) ..... 7
2,860 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 11
5,100 Spark New Zealand Ltd. (Diversified
Telecommunication Services) ..... 13
443
Xero Ltd. (Software)(a) ............. 40
127
Norway — 0.15%
1,069 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 27
2,744
DNB Bank ASA (Banks) ............ 54
2,721 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 77
485
Gjensidige Forsikring ASA (Insurance) .. 9
217 Kongsberg Gruppen ASA (Aerospace &
Defense) .................... 18
1,453
Mowi ASA (Food Products)(b) ........ 24
3,388
Norsk Hydro ASA (Metals & Mining) ... 21
1,866
Orkla ASA (Food Products) .......... 15
241
Salmar ASA (Food Products) ......... 13
1,828 Telenor ASA (Diversified
Telecommunication Services) ..... 21
438
Yara International ASA (Chemicals) .... 13
292
Poland — 0.01%
670
InPost SA (Air Freight & Logistics)(a) ... 12

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Portugal — 0.04%
9,123 EDP - Energias de Portugal SA (Electric
Utilities) .................... $ 34
1,567 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 33
752 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 15
82
Singapore — 0.31%
11,741 CapitaLand Ascendas REIT (Industrial
REITs) ..................... 22
12,356 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 18
6,700 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 13
6,007
DBS Group Holdings Ltd. (Banks) ..... 159
15,700 Genting Singapore Ltd. (Hotels, Restaurants
& Leisure) ................... 10
5,748 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 20
4,100
Keppel Ltd. (Industrial Conglomerates) .. 20
10,390 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 111
2,700
Sembcorp Industries Ltd. (Multi-Utilities) 10
4,400 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 22
3,300
Singapore Exchange Ltd. (Capital Markets) 23
4,100 Singapore Technologies Engineering Ltd.
(Aerospace & Defense) ......... 13
25,100 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 51
3,800
United Overseas Bank Ltd. (Banks) ..... 88
5,000
Wilmar International Ltd. (Food Products) 11
591
Spain — 0.65%
54
Acciona SA (Electric Utilities) ........ 6
687 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering)(a) ............... 30
231 Aena SME SA (Transportation
Infrastructure) ................ 47
1,338 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 89
17,574 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 176
15,886
Banco de Sabadell SA (Banks) ........ 31
48,087
Banco Santander SA (Banks)(b) ....... 222
12,123
CaixaBank SA (Banks) .............. 64
1,476 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 48
991 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers)
(a) ........................ 14
802
Endesa SA (Electric Utilities) ......... 15
Shares Security Description
Value
(000)
Common Stocks (continued)
Spain (continued)
243
Grifols SA (Biotechnology)(a) ......... $ 2
16,633
Iberdrola SA (Electric Utilities) ........ 216
3,229 Industria de Diseno Textil SA (Specialty
Retail) ...................... 160
1,081
Redeia Corp. SA (Electric Utilities) ..... 19
3,525
Repsol SA (Oil, Gas & Consumable Fuels) 56
13,288 Telefonica SA (Diversified
Telecommunication Services) ..... 56
1,251
Sweden — 0.82%
779
Alfa Laval AB (Machinery) .......... 34
3,086 Assa Abloy AB, Class - B (Building
Products) .................... 87
7,773
Atlas Copco AB, Class - A (Machinery) .. 147
4,700
Atlas Copco AB, Class - B (Machinery) .. 76
1,237 Beijer Ref AB (Trading Companies &
Distributors) ................. 19
764
Boliden AB (Metals & Mining) ........ 24
2,092
Epiroc AB, Class - A (Machinery) ...... 42
1,066
Epiroc AB, Class - B (Machinery) ...... 19
1,104
EQT AB (Capital Markets) ........... 33
1,896
Essity AB, Class - B (Household Products) 49
546 Evolution AB (Hotels, Restaurants &
Leisure) .................... 57
1,608 Fastighets AB Balder, B shares (Real Estate
Management & Development)(a) ... 11
767 Getinge AB, B shares (Health Care
Equipment & Supplies) ......... 13
2,002 H & M Hennes & Mauritz AB, Class - B
(Specialty Retail) .............. 32
6,182 Hexagon AB, Class - B (Electronic
Equipment, Instruments &
Components) ................. 70
172 Holmen AB, B shares (Paper & Forest
Products) .................... 7
854
Husqvarna AB, B shares (Machinery) ... 7
282 Industrivarden AB, Class - A (Financial
Services)(b) .................. 10
451 Industrivarden AB, Class - C (Financial
Services) .................... 15
910
Indutrade AB (Machinery) ........... 23
321 Investment AB Latour, Class - B (Industrial
Conglomerates) ............... 9
5,230
Investor AB, Class - B (Financial Services) 143
169 L E Lundbergforetagen AB, Class - B
(Financial Services) ............ 8
580 Lifco AB, Class - B (Industrial
Conglomerates) ............... 16
4,601 Nibe Industrier AB, Class - B (Building
Products) .................... 20
1,012 Saab AB, Class - B (Aerospace & Defense)
(a) ........................ 24
678 Sagax AB, Class - B (Real Estate
Management & Development) ..... 17
3,271
Sandvik AB (Machinery) ............ 66

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
1,789 Securitas AB, Class - B (Commercial
Services & Supplies) ........... $ 18
4,874 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 72
933 Skanska AB, Class - B (Construction &
Engineering) ................. 17
888
SKF AB, B shares (Machinery) ........ 18
2,064 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products) ........ 30
4,521 Svenska Handelsbanken AB, Class - A
(Banks) ..................... 43
2,539
Swedbank AB, Class - A (Banks) ....... 52
724 Swedish Orphan Biovitrum AB
(Biotechnology)(a) ............. 19
1,442 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 15
7,460 Telefonaktiebolaget LM Ericsson, Class - B
(Communications Equipment) ..... 46
6,801 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 18
599
Trelleborg AB, Class - B (Machinery) ... 23
648
Volvo AB, Class - A (Machinery) ....... 17
4,503
Volvo AB, Class - B (Machinery) ...... 115
1,022 Volvo Car AB, Class - B (Automobiles)(a)
(b) ........................ 3
1,584
Switzerland — 2.84%
4,722 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 262
513 Adecco Group AG (Professional Services)
(b) ........................ 17
1,469 Alcon, Inc. (Health Care Equipment &
Supplies) .................... 131
214 Avolta AG, Registered Shares (Specialty
Retail)(b) ................... 8
75 Bachem Holding AG (Life Sciences Tools &
Services) .................... 7
117 Baloise Holding AG, Registered Shares
(Insurance) .................. 21
109 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 12
13 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 21
77
BKW AG (Electric Utilities) .......... 12
6 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 70
1,187
Chubb Ltd. (Insurance) .............. 303
1,620 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 253
541
Clariant AG, Registered Shares (Chemicals) 9
683
Coca-Cola HBC AG (Beverages) ....... 23
507
DSM-Firmenich AG (Chemicals) ...... 57
23
EMS-Chemie Holding AG (Chemicals) .. 19
475
Garmin Ltd. (Household Durables) ..... 77
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
107 Geberit AG, Registered Shares (Building
Products) .................... $ 63
28 Givaudan SA, Registered Shares
(Chemicals) .................. 133
29,911
Glencore PLC (Metals & Mining)(b) .... 171
86 Helvetia Holding AG, Registered Shares
(Insurance) .................. 12
1,549
Holcim AG (Construction Materials)(b) .. 137
652
Julius Baer Group Ltd. (Capital Markets) . 36
163 Kuehne + Nagel International AG,
Registered Shares (Marine
Transportation) ............... 47
398 Logitech International SA, Registered
Shares (Technology Hardware, Storage
& Peripherals) ................ 39
218 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... 119
7,822 Nestle SA, Registered Shares (Food
Products) .................... 800
5,796 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 622
67 Partners Group Holding AG (Capital
Markets) .................... 86
2,062
Roche Holding AG (Pharmaceuticals) ... 573
96 Roche Holding AG, Class - BR
(Pharmaceuticals) ............. 29
1,222
Sandoz Group AG (Pharmaceuticals) .... 44
142 Schindler Holding AG, Class - PC
(Machinery) ................. 36
50 Schindler Holding AG, Registered Shares
(Machinery) ................. 12
480 SGS SA, Registered Shares (Professional
Services)(a)(b) ................ 43
945
SIG Group AG (Containers & Packaging)(b) 17
460
Sika AG, Registered Shares (Chemicals)(b) 132
153 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 47
2,093 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 83
338 Straumann Holding AG, Registered Shares
(Health Care Equipment & Supplies) 42
94
Swiss Life Holding AG (Insurance) ..... 69
288 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 27
889
Swiss Re AG (Insurance) ............ 110
79 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 44
164
Temenos AG, Registered Shares (Software) 11
108 The Swatch Group AG (Textiles, Apparel &
Luxury Goods) ............... 4
98 The Swatch Group AG, Class - BR (Textiles,
Apparel & Luxury Goods) ....... 20
9,797
UBS Group AG (Capital Markets) ...... 288
80
VAT Group AG (Machinery) .......... 45

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
417
Zurich Insurance Group AG (Insurance) .. $ 222
5,465
United Arab Emirates — 0.00%
339 NMC Health PLC (Health Care Providers &
Services)(a) .................. —
United Kingdom — 3.55%
2,840
3i Group PLC (Capital Markets) ....... 110
776
Admiral Group PLC (Insurance) ....... 26
3,739
Amcor PLC (Containers & Packaging) ... 37
978
Amcor PLC (Containers & Packaging) ... 10
3,854
Anglo American PLC (Metals & Mining) . 122
1,287 Ashtead Group PLC (Trading Companies &
Distributors) ................. 86
1,040 Associated British Foods PLC (Food
Products) .................... 33
4,604
AstraZeneca PLC (Pharmaceuticals)(b) .. 718
2,623 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 27
8,845
Aviva PLC (Insurance) .............. 53
8,941
BAE Systems PLC (Aerospace & Defense) 149
46,181
Barclays PLC (Banks)(b) ............ 122
2,421 Barratt Developments PLC (Household
Durables)(b) ................. 14
399 Berkeley Group Holdings PLC (Household
Durables) ................... 23
48,344
BP PLC (Oil, Gas & Consumable Fuels) . 290
21,107 BT Group PLC (Diversified
Telecommunication Services) ..... 37
987 Bunzl PLC (Trading Companies &
Distributors) ................. 38
1,017 Burberry Group PLC (Textiles, Apparel &
Luxury Goods)(b) ............. 11
17,106
Centrica PLC (Multi-Utilities)(b) ....... 29
2,858
CNH Industrial N.V. (Machinery) ...... 29
623 Coca-Cola Europacific Partners PLC
(Beverages) .................. 45
5,133 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 140
433
Croda International PLC (Chemicals)(b) . 22
6,678
Diageo PLC (Beverages) ............ 210
466
Endeavour Mining PLC (Metals & Mining) 10
1,947 Entain PLC (Hotels, Restaurants & Leisure)
(b) ........................ 16
486 Ferguson PLC (Trading Companies &
Distributors) ................. 94
113 Ferguson PLC (Trading Companies &
Distributors) ................. 22
12,285
GSK PLC (Pharmaceuticals) .......... 237
19,558
Haleon PLC (Personal Care Products) ... 80
1,158 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 40
823 Hargreaves Lansdown PLC (Capital
Markets) .................... 12
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
56,383
HSBC Holdings PLC (Banks) ......... $ 487
3,731
Informa PLC (Media) ............... 40
503 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 53
498
Intertek Group PLC (Professional Services) 30
5,247 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 17
6,250
JD Sports Fashion PLC (Specialty Retail) 9
5,956
Kingfisher PLC (Specialty Retail) ...... 19
1,659 Land Securities Group PLC (Diversified
REITs) ..................... 13
18,863
Legal & General Group PLC (Insurance) . 54
180,308
Lloyds Banking Group PLC (Banks) .... 125
1,388 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 165
6,041
M&G PLC (Financial Services) ........ 16
4,007 Melrose Industries PLC (Aerospace &
Defense) .................... 28
1,103
Mondi PLC (Paper & Forest Products) ... 21
13,758
National Grid PLC (Multi-Utilities)(a) ... 153
19,603
NatWest Group PLC (Banks)(b) ....... 77
383
Next PLC (Broadline Retail) .......... 44
1,722 Pearson PLC (Diversified Consumer
Services) .................... 22
488
Pentair PLC (Machinery) ............ 37
795
Persimmon PLC (Household Durables) .. 14
2,089
Phoenix Group Holdings PLC (Insurance) 14
2,107 Reckitt Benckiser Group PLC (Household
Products) .................... 114
5,559
RELX PLC (Professional Services) ..... 256
7,480 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 44
3,347
Rio Tinto PLC (Metals & Mining) ...... 220
25,101 Rolls-Royce Holdings PLC (Aerospace &
Defense)(a) .................. 145
1,911
Schroders PLC (Capital Markets) ...... 9
4,202
Segro PLC (Industrial REITs)(a) ....... 48
838
Severn Trent PLC (Water Utilities)(b) ... 25
18,625 Shell PLC (Oil, Gas & Consumable Fuels)
(a) ........................ 666
2,631 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 33
939 Smiths Group PLC (Industrial
Conglomerates) ............... 20
227
Spirax Group PLC (Machinery) ........ 24
3,275
SSE PLC (Electric Utilities)(a) ........ 74
7,078
Standard Chartered PLC (Banks) ....... 64
7,703 Taylor Wimpey PLC (Household Durables)
(b) ........................ 14
22,102 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 85
2,398
The Sage Group PLC (Software) ....... 33
7,377
Unilever PLC (Personal Care Products) .. 405
2,236
United Utilities Group PLC (Water Utilities) 28

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
69,908 Vodafone Group PLC (Wireless
Telecommunication Services) ..... $ 62
473 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 18
310
Willis Towers Watson PLC (Insurance) .. 81
1,866
Wise PLC, Class - A (Financial Services)(a) 16
3,407
WPP PLC (Media) ................. 31
6,845
United States — 69.24%
1,634
3M Co. (Industrial Conglomerates) ..... 167
352
A.O. Smith Corp. (Building Products) ... 29
5,101 Abbott Laboratories (Health Care
Equipment & Supplies) ......... 530
5,207
AbbVie, Inc. (Biotechnology) ......... 893
1,320
Adobe, Inc. (Software)(a) ............ 733
4,804 Advanced Micro Devices, Inc.
(Semiconductors & Semiconductor
Equipment)(a) ................ 779
400
AECOM (Construction & Engineering) .. 35
1,696
Aflac, Inc. (Insurance) .............. 151
864 Agilent Technologies, Inc. (Life Sciences
Tools & Services) .............. 112
664 Air Products and Chemicals, Inc.
(Chemicals) .................. 171
1,321 Airbnb, Inc., Class - A (Hotels, Restaurants
& Leisure)(a) ................. 200
463
Akamai Technologies, Inc. (IT Services)(a) 42
346
Albemarle Corp. (Chemicals) ......... 33
945 Albertsons Cos., Inc., Class - A (Consumer
Staples Distribution & Retail) ..... 19
505 Alexandria Real Estate Equities, Inc. (Office
REITs) ..................... 59
214 Align Technology, Inc. (Health Care
Equipment & Supplies)(a) ....... 52
800
Alliant Energy Corp. (Electric Utilities) .. 41
662
Ally Financial, Inc. (Consumer Finance) . 26
364 Alnylam Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 88
17,406 Alphabet, Inc., Class - A (Interactive Media
& Services) .................. 3,172
15,096 Alphabet, Inc., Class - C (Interactive Media
& Services) .................. 2,770
27,935
Amazon.com, Inc. (Broadline Retail)(a) .. 5,399
783
Ameren Corp. (Multi-Utilities) ........ 56
1,510 American Electric Power Co., Inc. (Electric
Utilities) .................... 132
1,659
American Express Co. (Consumer Finance) 384
987 American Homes 4 Rent, Class - A
(Residential REITs) ............ 37
1,895 American International Group, Inc.
(Insurance) .................. 141
1,388
American Tower Corp. (Specialized REITs) 270
581 American Water Works Co., Inc. (Water
Utilities) .................... 75
310
Ameriprise Financial, Inc. (Capital Markets) 132
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
662
AMETEK, Inc. (Electrical Equipment) ... $ 110
1,575
Amgen, Inc. (Biotechnology) ......... 492
3,548 Amphenol Corp., Class - A (Electronic
Equipment, Instruments &
Components) ................. 239
1,481 Analog Devices, Inc. (Semiconductors &
Semiconductor Equipment) ....... 338
1,546 Annaly Capital Management, Inc.
(Mortgage Real Estate Investment
Trusts (REITs)) ............... 29
256
ANSYS, Inc. (Software)(a) ........... 82
576
Aon PLC, Class - A (Insurance) ........ 169
935
APA Corp. (Oil, Gas & Consumable Fuels) 28
1,171 Apollo Global Management, Inc. (Financial
Services) .................... 138
43,367 Apple, Inc. (Technology Hardware, Storage
& Peripherals) ................ 9,135
2,427 Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) ....... 573
517
AppLovin Corp., Class - A (Software)(a) . 43
1,448 Archer-Daniels-Midland Co. (Food
Products) .................... 88
552 Ares Management Corp., Class - A (Capital
Markets) .................... 74
797 Arista Networks, Inc. (Communications
Equipment)(a) ................ 279
638
Arthur J. Gallagher & Co. (Insurance) ... 165
95
Aspen Technology, Inc. (Software)(a) ... 19
147
Assurant, Inc. (Insurance) ............ 24
20,890 AT&T, Inc. (Diversified Telecommunication
Services) .................... 399
424
Atmos Energy Corp. (Gas Utilities) ..... 49
635
Autodesk, Inc. (Software)(a) .......... 157
1,237 Automatic Data Processing, Inc.
(Professional Services) .......... 295
53
AutoZone, Inc. (Specialty Retail)(a) ..... 157
415 AvalonBay Communities, Inc. (Residential
REITs) ..................... 86
2,035 Avantor, Inc. (Life Sciences Tools &
Services)(a) .................. 43
257 Avery Dennison Corp. (Containers &
Packaging) .................. 56
204 Axon Enterprise, Inc. (Aerospace &
Defense)(a) .................. 60
2,953 Baker Hughes Co. (Energy Equipment &
Services) .................... 104
944
Ball Corp. (Containers & Packaging) .... 57
20,660
Bank of America Corp. (Banks) ........ 822
464
Bath & Body Works, Inc. (Specialty Retail) 18
1,504 Baxter International, Inc. (Health Care
Equipment & Supplies) ......... 50
871 Becton Dickinson & Co. (Health Care
Equipment & Supplies) ......... 204
524
Bentley Systems, Inc., Class - B (Software) 26
3,849 Berkshire Hathaway, Inc., Class - B
(Financial Services)(a) .......... 1,566

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
598
Best Buy Co., Inc. (Specialty Retail) .... $ 50
404
Biogen, Inc. (Biotechnology)(a) ....... 94
552 BioMarin Pharmaceutical, Inc.
(Biotechnology)(a) ............. 45
68 Bio-Rad Laboratories, Inc., Class - A (Life
Sciences Tools & Services)(a) ..... 19
466 Bio-Techne Corp. (Life Sciences Tools &
Services) .................... 33
435
BlackRock, Inc. (Capital Markets) ...... 342
2,127
Blackstone, Inc. (Capital Markets) ...... 263
1,662
Block, Inc. (Financial Services)(a) ...... 107
102 Booking Holdings, Inc. (Hotels, Restaurants
& Leisure) ................... 404
389 Booz Allen Hamilton Holding Corp.
(Professional Services) .......... 60
4,322 Boston Scientific Corp. (Health Care
Equipment & Supplies)(a) ....... 333
6,062
Bristol-Myers Squibb Co. (Pharmaceuticals) 252
1,300 Broadcom, Inc. (Semiconductors &
Semiconductor Equipment) ....... 2,087
346 Broadridge Financial Solutions, Inc.
(Professional Services) .......... 68
300 Brookfield Renewable Corp., Class - A
(Independent Power and Renewable
Electricity Producers)(b) ......... 9
703
Brown & Brown, Inc. (Insurance) ...... 63
550
Brown-Forman Corp., Class - B (Beverages) 24
354 Builders FirstSource, Inc. (Building
Products)(a) .................. 49
445
Bunge Global SA (Food Products) ...... 48
197
Burlington Stores, Inc. (Specialty Retail)(a) 47
473
BXP, Inc. (Office REITs) ............ 29
349 C.H. Robinson Worldwide, Inc. (Air Freight
& Logistics) ................. 31
809
Cadence Design Systems, Inc. (Software)(a) 249
668 Caesars Entertainment, Inc. (Hotels,
Restaurants & Leisure)(a) ........ 27
264
Camden Property Trust (Residential REITs) 29
579
Campbell Soup Co. (Food Products) .... 26
1,123 Capital One Financial Corp. (Consumer
Finance) .................... 155
776 Cardinal Health, Inc. (Health Care Providers
& Services) .................. 76
126
Carlisle Cos., Inc. (Building Products) ... 51
472
CarMax, Inc. (Specialty Retail)(a) ...... 35
2,449
Carrier Global Corp. (Building Products) . 154
555
Catalent, Inc. (Pharmaceuticals)(a) ..... 31
1,455
Caterpillar, Inc. (Machinery) .......... 485
315
Cboe Global Markets, Inc. (Capital Markets) 54
931 CBRE Group, Inc., Class - A (Real Estate
Management & Development)(a) ... 83
388 CDW Corp. (Electronic Equipment,
Instruments & Components) ...... 87
342
Celanese Corp. (Chemicals) .......... 46
446
Celsius Holdings, Inc. (Beverages)(a) ... 25
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
514 Cencora, Inc. (Health Care Providers &
Services) .................... $ 116
1,632 Centene Corp. (Health Care Providers &
Services)(a) .................. 108
1,903
CenterPoint Energy, Inc. (Multi-Utilities) . 59
584
CF Industries Holdings, Inc. (Chemicals) . 43
156 Charles River Laboratories International,
Inc. (Life Sciences Tools & Services)
(a) ........................ 32
288 Charter Communications, Inc., Class - A
(Media)(a) ................... 86
708 Cheniere Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 124
341 Chesapeake Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 28
5,163 Chevron Corp. (Oil, Gas & Consumable
Fuels) ...................... 808
4,150 Chipotle Mexican Grill, Inc. (Hotels,
Restaurants & Leisure)(a) ........ 260
164 Chord Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 27
687 Church & Dwight Co., Inc. (Household
Products) .................... 71
464
Cincinnati Financial Corp. (Insurance) ... 55
277 Cintas Corp. (Commercial Services &
Supplies) .................... 194
11,878 Cisco Systems, Inc. (Communications
Equipment) .................. 564
5,679
Citigroup, Inc. (Banks) .............. 360
1,484
Citizens Financial Group, Inc. (Banks) ... 53
1,462
Cleveland-Cliffs, Inc. (Metals & Mining)(a) 23
859
Cloudflare, Inc., Class - A (IT Services)(a) 71
1,034
CME Group, Inc. (Capital Markets) ..... 203
886
CMS Energy Corp. (Multi-Utilities) ..... 53
1,492 Cognizant Technology Solutions Corp.,
Class - A (IT Services) .......... 101
532 Coinbase Global, Inc., Class - A (Capital
Markets)(a) .................. 118
2,227 Colgate-Palmolive Co. (Household
Products) .................... 216
11,750
Comcast Corp., Class - A (Media) ...... 460
1,427
Conagra Brands, Inc. (Food Products) ... 41
546
Confluent, Inc., Class - A (Software)(a) .. 16
3,477 ConocoPhillips (Oil, Gas & Consumable
Fuels) ...................... 398
1,043
Consolidated Edison, Inc. (Multi-Utilities) 93
483 Constellation Brands, Inc., Class - A
(Beverages) .................. 124
965 Constellation Energy Corp. (Electric
Utilities) .................... 193
2,502 Copart, Inc. (Commercial Services &
Supplies)(a) .................. 136
2,365 Corning, Inc. (Electronic Equipment,
Instruments & Components) ...... 92
208
Corpay, Inc. (Software)(a) ............ 55
2,104
Corteva, Inc. (Chemicals) ............ 113

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,194 CoStar Group, Inc. (Real Estate
Management & Development)(a) ... $ 89
1,311 Costco Wholesale Corp. (Consumer Staples
Distribution & Retail) ........... 1,114
2,250 Coterra Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 60
2,077
CRH PLC, ADR (Construction Materials) 156
675 Crowdstrike Holdings, Inc., Class - A
(Software)(a) ................. 259
1,282
Crown Castle, Inc. (Specialized REITs) .. 125
370 Crown Holdings, Inc. (Containers &
Packaging) .................. 28
5,871
CSX Corp. (Ground Transportation) .... 196
411
Cummins, Inc. (Machinery) .......... 114
3,722 CVS Health Corp. (Health Care Providers &
Services) .................... 220
907
D.R. Horton, Inc. (Household Durables) .. 128
2,093 Danaher Corp. (Life Sciences Tools &
Services) .................... 523
363 Darden Restaurants, Inc. (Hotels,
Restaurants & Leisure) .......... 55
847
Datadog, Inc., Class - A (Software)(a) ... 110
187 DaVita, Inc. (Health Care Providers &
Services)(a) .................. 26
449
Dayforce, Inc. (Professional Services)(a) . 22
70 Deckers Outdoor Corp. (Textiles, Apparel &
Luxury Goods)(a) ............. 68
791
Deere & Co. (Machinery) ............ 296
755 Dell Technologies, Inc., Class - C
(Technology Hardware, Storage &
Peripherals) .................. 104
418
Delta Air Lines, Inc. (Passenger Airlines) . 20
1,934 Devon Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 92
1,169 Dexcom, Inc. (Health Care Equipment &
Supplies)(a) .................. 133
508 Diamondback Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 102
185 Dick's Sporting Goods, Inc. (Specialty
Retail) ...................... 40
917 Digital Realty Trust, Inc. (Specialized
REITs) ..................... 139
754 Discover Financial Services (Consumer
Finance) .................... 99
612
DocuSign, Inc. (Software)(a) .......... 33
643 Dollar General Corp. (Consumer Staples
Distribution & Retail) ........... 85
623 Dollar Tree, Inc. (Consumer Staples
Distribution & Retail)(a) ......... 67
2,472
Dominion Energy, Inc. (Multi-Utilities) .. 121
104 Domino's Pizza, Inc. (Hotels, Restaurants &
Leisure) .................... 54
872 DoorDash, Inc., Class - A (Hotels,
Restaurants & Leisure)(a) ........ 95
411
Dover Corp. (Machinery) ............ 74
2,107
Dow, Inc. (Chemicals) .............. 112
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,255 DraftKings, Inc. (Hotels, Restaurants &
Leisure)(a) .................. $ 48
617
DTE Energy Co. (Multi-Utilities) ...... 68
2,250
Duke Energy Corp. (Electric Utilities) ... 226
1,224
DuPont de Nemours, Inc. (Chemicals) ... 99
772
Dynatrace, Inc. (Software)(a) ......... 35
394
Eastman Chemical Co. (Chemicals) ..... 39
1,194
Eaton Corp. PLC (Electrical Equipment) . 374
1,419
eBay, Inc. (Broadline Retail) .......... 76
751
Ecolab, Inc. (Chemicals) ............. 179
1,122
Edison International (Electric Utilities) .. 81
1,771 Edwards Lifesciences Corp. (Health Care
Equipment & Supplies)(a) ....... 164
779
Electronic Arts, Inc. (Entertainment) .... 109
703 Elevance Health, Inc. (Health Care
Providers & Services) ........... 381
2,389
Eli Lilly & Co. (Pharmaceuticals) ...... 2,164
139 EMCOR Group, Inc. (Construction &
Engineering) ................. 51
1,714
Emerson Electric Co. (Electrical Equipment) 189
403 Enphase Energy, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 40
440 Entegris, Inc. (Semiconductors &
Semiconductor Equipment) ....... 60
638
Entergy Corp. (Electric Utilities) ....... 68
1,715 EOG Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 216
171
EPAM Systems, Inc. (IT Services)(a) .... 32
1,116
EQT Corp. (Oil, Gas & Consumable Fuels) 41
359
Equifax, Inc. (Professional Services) .... 87
280
Equinix, Inc. (Specialized REITs) ...... 212
940 Equitable Holdings, Inc. (Financial
Services) .................... 38
554 Equity LifeStyle Properties, Inc.
(Residential REITs) ............ 36
1,075
Equity Residential (Residential REITs) .. 75
812
Essential Utilities, Inc. (Water Utilities) .. 30
175 Essex Property Trust, Inc. (Residential
REITs) ..................... 48
385
Etsy, Inc. (Broadline Retail)(a) ........ 23
721
Evergy, Inc. (Electric Utilities) ........ 38
1,042
Eversource Energy (Electric Utilities) ... 59
524
Exact Sciences Corp. (Biotechnology)(a) . 22
2,947
Exelon Corp. (Electric Utilities) ....... 102
454 Expeditors International of Washington, Inc.
(Air Freight & Logistics) ........ 57
624 Extra Space Storage, Inc. (Specialized
REITs) ..................... 97
13,233 Exxon Mobil Corp. (Oil, Gas & Consumable
Fuels) ...................... 1,523
153
F5, Inc. (Communications Equipment)(a) . 26
111 FactSet Research Systems, Inc. (Capital
Markets) .................... 45
74
Fair Isaac Corp. (Software)(a) ......... 110

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,641 Fastenal Co. (Trading Companies &
Distributors) ................. $ 103
715
FedEx Corp. (Air Freight & Logistics) ... 214
676
Fidelity National Financial, Inc. (Insurance) 33
1,759 Fidelity National Information Services, Inc.
(Financial Services) ............ 133
2,086
Fifth Third Bancorp (Banks) .......... 76
32 First Citizens BancShares, Inc., Class - A
(Banks) ..................... 54
297 First Solar, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 67
1,607
FirstEnergy Corp. (Electric Utilities) .... 61
1,710
Fiserv, Inc. (Financial Services)(a) ...... 255
11,125
Ford Motor Co. (Automobiles) ........ 140
1,951
Fortinet, Inc. (Software)(a) ........... 118
1,031
Fortive Corp. (Machinery) ........... 76
336 Fortune Brands Innovations, Inc. (Building
Products) .................... 22
1,024
Fox Corp., Class - A (Media) .......... 35
244
Fox Corp., Class - B (Media) ......... 8
748
Franklin Resources, Inc. (Capital Markets) 17
4,226
Freeport-McMoRan, Inc. (Metals & Mining) 205
233
Gartner, Inc. (IT Services)(a) .......... 105
1,293 GE HealthCare Technologies, Inc. (Health
Care Equipment & Supplies) ...... 101
810
GE Vernova, Inc. (Electrical Equipment)(a) 139
1,748
Gen Digital, Inc. (Software) .......... 44
685 General Dynamics Corp. (Aerospace &
Defense) .................... 199
3,242 General Electric Co. (Industrial
Conglomerates) ............... 515
1,713
General Mills, Inc. (Food Products) ..... 108
3,476
General Motors Co. (Automobiles) ..... 161
414
Genuine Parts Co. (Distributors) ....... 57
3,744
Gilead Sciences, Inc. (Biotechnology) ... 257
778
Global Payments, Inc. (Financial Services) 75
391
GoDaddy, Inc., Class - A (IT Services)(a) . 55
486
Graco, Inc. (Machinery) ............. 39
78
Grail, Inc. (Biotechnology)(a) ......... 1
2,649 Halliburton Co. (Energy Equipment &
Services) .................... 89
578 HCA Healthcare, Inc. (Health Care
Providers & Services) ........... 186
2,234 Healthpeak Properties, Inc. (Health Care
REITs) ..................... 44
133
HEICO Corp. (Aerospace & Defense) ... 30
225 HEICO Corp., Class - A (Aerospace &
Defense) .................... 40
391 Henry Schein, Inc. (Health Care Providers &
Services)(a) .................. 25
809
Hess Corp. (Oil, Gas & Consumable Fuels) 119
3,805 Hewlett Packard Enterprise Co. (Technology
Hardware, Storage & Peripherals) .. 81
472 HF Sinclair Corp. (Oil, Gas & Consumable
Fuels) ...................... 25
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
732 Hilton Worldwide Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... $ 160
727 Hologic, Inc. (Health Care Equipment &
Supplies)(a) .................. 54
1,913 Honeywell International, Inc. (Industrial
Conglomerates) ............... 409
911
Hormel Foods Corp. (Food Products) .... 28
2,156 Host Hotels & Resorts, Inc. (Hotel & Resort
REITs) ..................... 39
1,180 Howmet Aerospace, Inc. (Aerospace &
Defense) .................... 92
2,896 HP, Inc. (Technology Hardware, Storage &
Peripherals) .................. 101
155
Hubbell, Inc. (Electrical Equipment) .... 57
139
HubSpot, Inc. (Software)(a) .......... 82
344 Humana, Inc. (Health Care Providers &
Services) .................... 129
4,354
Huntington Bancshares, Inc. (Banks) .... 57
122 Huntington Ingalls Industries, Inc.
(Aerospace & Defense) ......... 30
114 Hyatt Hotels Corp., Class - A (Hotels,
Restaurants & Leisure) .......... 17
222
IDEX Corp. (Machinery) ............ 45
245 IDEXX Laboratories, Inc. (Health Care
Equipment & Supplies)(a) ....... 119
823
Illinois Tool Works, Inc. (Machinery) .... 195
465 Illumina, Inc. (Life Sciences Tools &
Services)(a) .................. 49
560
Incyte Corp. (Biotechnology)(a) ....... 34
1,189
Ingersoll Rand, Inc. (Machinery) ....... 108
205 Insulet Corp. (Health Care Equipment &
Supplies)(a) .................. 41
12,728 Intel Corp. (Semiconductors &
Semiconductor Equipment) ....... 394
1,626 Intercontinental Exchange, Inc. (Capital
Markets) .................... 223
2,715 International Business Machines Corp. (IT
Services) .................... 470
759 International Flavors & Fragrances, Inc.
(Chemicals) .................. 72
1,039 International Paper Co. (Containers &
Packaging) .................. 45
832
Intuit, Inc. (Software) ............... 547
1,049 Intuitive Surgical, Inc. (Health Care
Equipment & Supplies)(a) ....... 467
1,844
Invitation Homes, Inc. (Residential REITs) 66
545 IQVIA Holdings, Inc. (Life Sciences Tools
& Services)(a) ................ 115
858
Iron Mountain, Inc. (Specialized REITs) . 77
315 Jabil, Inc. (Electronic Equipment,
Instruments & Components) ...... 34
221 Jack Henry & Associates, Inc. (Financial
Services) .................... 37
374 Jacobs Solutions, Inc. (Professional
Services) .................... 52
246 JB Hunt Transport Services, Inc. (Ground
Transportation) ............... 39

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
7,114
Johnson & Johnson (Pharmaceuticals) ... $ 1,040
2,015 Johnson Controls International PLC
(Building Products) ............ 134
8,459
JPMorgan Chase & Co. (Banks) ....... 1,711
967 Juniper Networks, Inc. (Communications
Equipment) .................. 35
802
Kellanova (Food Products) ........... 46
5,669
Kenvue, Inc. (Personal Care Products) ... 103
3,037
Keurig Dr Pepper, Inc. (Beverages) ..... 101
2,950
KeyCorp (Banks) .................. 42
537 Keysight Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 73
1,019
Kimberly-Clark Corp. (Household Products) 141
2,069
Kimco Realty Corp. (Retail REITs) ..... 40
5,984 Kinder Morgan, Inc. (Oil, Gas &
Consumable Fuels) ............. 119
1,880
KKR & Co., Inc. (Capital Markets) ..... 198
396 KLA Corp. (Semiconductors &
Semiconductor Equipment) ....... 327
490 Knight-Swift Transportation Holdings, Inc.
(Ground Transportation) ......... 24
561 L3Harris Technologies, Inc. (Aerospace &
Defense) .................... 126
264 Labcorp Holdings, Inc. (Health Care
Providers & Services) ........... 54
384 Lam Research Corp. (Semiconductors &
Semiconductor Equipment) ....... 409
429 Lamb Weston Holdings, Inc. (Food
Products) .................... 36
1,115 Las Vegas Sands Corp. (Hotels, Restaurants
& Leisure) ................... 49
403 Lattice Semiconductor Corp.
(Semiconductors & Semiconductor
Equipment)(a) ................ 23
388 Leidos Holdings, Inc. (Professional
Services) .................... 57
746 Lennar Corp., Class - A (Household
Durables) ................... 112
100 Lennox International, Inc. (Building
Products) .................... 53
1,415
Linde PLC (Chemicals) ............. 621
487 Live Nation Entertainment, Inc.
(Entertainment)(a) ............. 46
802
LKQ Corp. (Distributors) ............ 33
639 Lockheed Martin Corp. (Aerospace &
Defense) .................... 298
591
Loews Corp. (Insurance) ............. 44
1,648
Lowe's Cos., Inc. (Specialty Retail) ..... 363
233 LPL Financial Holdings, Inc. (Capital
Markets) .................... 65
779 LyondellBasell Industries N.V., Class - A
(Chemicals) .................. 75
503
M&T Bank Corp. (Banks) ............ 76
188
Manhattan Associates, Inc. (Software)(a) . 46
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,882 Marathon Oil Corp. (Oil, Gas &
Consumable Fuels) ............. $ 54
1,074 Marathon Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 186
116 MarketAxess Holdings, Inc. (Capital
Markets) .................... 23
750 Marriott International, Inc., Class - A
(Hotels, Restaurants & Leisure) .... 181
1,429
Marsh & McLennan Cos., Inc. (Insurance) 301
180 Martin Marietta Materials, Inc.
(Construction Materials) ......... 98
2,508 Marvell Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 175
698
Masco Corp. (Building Products) ....... 47
2,442 Mastercard, Inc., Class - A (Financial
Services) .................... 1,077
844 Match Group, Inc. (Interactive Media &
Services)(a) .................. 26
741
McCormick & Co., Inc. (Food Products) . 53
2,109 McDonald's Corp. (Hotels, Restaurants &
Leisure) .................... 537
379 McKesson Corp. (Health Care Providers &
Services) .................... 221
7,473
Merck & Co., Inc. (Pharmaceuticals) .... 925
1,701
MetLife, Inc. (Insurance) ............ 119
64 Mettler-Toledo International, Inc. (Life
Sciences Tools & Services)(a) ..... 89
721 MGM Resorts International (Hotels,
Restaurants & Leisure)(a) ........ 32
1,594 Microchip Technology, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 146
3,294 Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) ....... 433
20,871
Microsoft Corp. (Software) ........... 9,329
47
MicroStrategy, Inc. (Software)(a) ...... 65
373 Mid-America Apartment Communities, Inc.
(Residential REITs) ............ 53
947
Moderna, Inc. (Biotechnology)(a) ...... 112
171 Molina Healthcare, Inc. (Health Care
Providers & Services)(a) ......... 51
568 Molson Coors Beverage Co., Class - B
(Beverages) .................. 29
4,038 Mondelez International, Inc., Class - A
(Food Products) ............... 264
216
MongoDB, Inc. (IT Services)(a) ....... 54
147 Monolithic Power Systems, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 121
2,355
Monster Beverage Corp. (Beverages)(a) .. 118
467
Moody's Corp. (Capital Markets) ....... 197
3,621
Morgan Stanley (Capital Markets) ...... 352
504 Motorola Solutions, Inc. (Communications
Equipment) .................. 195
1,056
Nasdaq, Inc. (Capital Markets) ........ 64
631 NetApp, Inc. (Technology Hardware,
Storage & Peripherals) .......... 81

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,275
Netflix, Inc. (Entertainment)(a) ........ $ 860
289 Neurocrine Biosciences, Inc.
(Biotechnology)(a) ............. 40
3,429
Newmont Corp. (Metals & Mining) ..... 144
1,230
News Corp., Class - A (Media) ........ 34
6,103
NextEra Energy, Inc. (Electric Utilities) .. 432
3,597 NIKE, Inc., Class - B (Textiles, Apparel &
Luxury Goods) ............... 271
1,317
NiSource, Inc. (Multi-Utilities) ........ 38
154
Nordson Corp. (Machinery) .......... 36
669 Norfolk Southern Corp. (Ground
Transportation) ............... 144
640
Northern Trust Corp. (Capital Markets) .. 54
409 Northrop Grumman Corp. (Aerospace &
Defense) .................... 178
605
NRG Energy, Inc. (Electric Utilities) .... 47
739
Nucor Corp. (Metals & Mining) ....... 117
73,893 NVIDIA Corp. (Semiconductors &
Semiconductor Equipment) ....... 9,130
10
NVR, Inc. (Household Durables)(a) ..... 76
1,974 Occidental Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 124
457
Okta, Inc. (IT Services)(a) ............ 43
576 Old Dominion Freight Line, Inc. (Ground
Transportation) ............... 102
598
Omnicom Group, Inc. (Media) ........ 54
1,275 ON Semiconductor Corp. (Semiconductors
& Semiconductor Equipment)(a) ... 87
1,731 ONEOK, Inc. (Oil, Gas & Consumable
Fuels) ...................... 141
4,879
Oracle Corp. (Software) ............. 689
180 O'Reilly Automotive, Inc. (Specialty Retail)
(a) ........................ 190
1,202
Otis Worldwide Corp. (Machinery) ..... 116
730
Ovintiv, Inc. (Oil, Gas & Consumable Fuels) 34
250
Owens Corning (Building Products) .... 43
1,549
PACCAR, Inc. (Machinery) .......... 159
243 Packaging Corp. of America (Containers &
Packaging) .................. 44
958
Palo Alto Networks, Inc. (Software)(a) ... 325
1,520
Paramount Global, Class - B (Media) .... 16
374
Parker-Hannifin Corp. (Machinery) ..... 189
954
Paychex, Inc. (Professional Services) .... 113
162 Paycom Software, Inc. (Professional
Services) .................... 23
128 Paylocity Holding Corp. (Professional
Services)(a) .................. 17
2,915 PayPal Holdings, Inc. (Financial Services)
(a) ........................ 169
4,042
PepsiCo, Inc. (Beverages) ............ 667
16,746
Pfizer, Inc. (Pharmaceuticals) ......... 469
6,020
PG&E Corp. (Electric Utilities) ........ 105
1,281
Phillips 66 (Oil, Gas & Consumable Fuels) 181
117
Pool Corp. (Distributors) ............ 36
693
PPG Industries, Inc. (Chemicals) ....... 87
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
2,211
PPL Corp. (Electric Utilities) .......... $ 61
723
Principal Financial Group, Inc. (Insurance) 57
2,757
Prologis, Inc. (Industrial REITs) ....... 310
1,093
Prudential Financial, Inc. (Insurance) .... 128
337
PTC, Inc. (Software)(a) ............. 61
1,468 Public Service Enterprise Group, Inc.
(Multi-Utilities) ............... 108
470
Public Storage (Specialized REITs) ..... 135
667
PulteGroup, Inc. (Household Durables) .. 73
935 Pure Storage, Inc., Class - A (Technology
Hardware, Storage & Peripherals)(a) 60
304 Qorvo, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 35
3,284 QUALCOMM, Inc. (Semiconductors &
Semiconductor Equipment) ....... 654
420 Quanta Services, Inc. (Construction &
Engineering) ................. 107
329 Quest Diagnostics, Inc. (Health Care
Providers & Services) ........... 45
609 Raymond James Financial, Inc. (Capital
Markets) .................... 75
547 RB Global, Inc. (Commercial Services &
Supplies) .................... 42
2,417
Realty, Inc.ome Corp. (Retail REITs) .... 128
563
Regency Centers Corp. (Retail REITs) ... 35
319 Regeneron Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 335
2,806
Regions Financial Corp. (Banks) ....... 56
175
Reliance, Inc. (Metals & Mining) ...... 50
158 Repligen Corp. (Life Sciences Tools &
Services)(a) .................. 20
620 Republic Services, Inc. (Commercial
Services & Supplies) ........... 120
430 ResMed, Inc. (Health Care Equipment &
Supplies) .................... 82
374 Revvity, Inc. (Life Sciences Tools &
Services) .................... 39
1,728 Rivian Automotive, Inc., Class - A
(Automobiles)(a) .............. 23
1,320 Robinhood Markets, Inc., Class - A (Capital
Markets)(a) .................. 30
334 Rockwell Automation, Inc. (Electrical
Equipment) .................. 92
369
Roku, Inc. (Entertainment)(a) ......... 22
720 Rollins, Inc. (Commercial Services &
Supplies) .................... 35
309
Roper Technologies, Inc. (Software) .... 174
1,011
Ross Stores, Inc. (Specialty Retail) ..... 147
721 Royal Caribbean Cruises Ltd. (Hotels,
Restaurants & Leisure)(a) ........ 115
1,170 Royalty Pharma PLC, Class - A
(Pharmaceuticals) ............. 31
384
RPM International, Inc. (Chemicals) .... 41
3,979
RTX Corp. (Aerospace & Defense) ..... 399
929
S&P Global, Inc. (Capital Markets) ..... 414
2,854
Salesforce, Inc. (Software) ........... 734

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
580
Samsara, Inc., Class - A (Software)(a) ... $ 20
322 SBA Communications Corp. (Specialized
REITs) ..................... 63
4,280 Schlumberger N.V. (Energy Equipment &
Services) .................... 202
620 Seagate Technology Holdings PLC
(Technology Hardware, Storage &
Peripherals) .................. 64
1,775
Sempra (Multi-Utilities) ............. 135
608
ServiceNow, Inc. (Software)(a) ........ 478
978
Simon Property Group, Inc. (Retail REITs) 148
468 Skyworks Solutions, Inc. (Semiconductors
& Semiconductor Equipment) ..... 50
3,500 Snap, Inc., Class - A (Interactive Media &
Services)(a) .................. 58
153
Snap-on, Inc. (Machinery) ........... 40
913
Snowflake, Inc., Class - A (IT Services)(a) 123
408 Solventum Corp. (Health Care Providers &
Services)(a) .................. 22
410
Southwest Airlines Co. (Passenger Airlines) 12
459
Stanley Black & Decker, Inc. (Machinery) 37
3,402 Starbucks Corp. (Hotels, Restaurants &
Leisure) .................... 265
867
State Street Corp. (Capital Markets) ..... 64
482
Steel Dynamics, Inc. (Metals & Mining) . 62
293 STERIS PLC (Health Care Equipment &
Supplies) .................... 64
988 Stryker Corp. (Health Care Equipment &
Supplies) .................... 336
387
Sun Communities, Inc. (Residential REITs) 47
1,291
Synchrony Financial (Consumer Finance) 61
454
Synopsys, Inc. (Software)(a) .......... 270
1,505 Sysco Corp. (Consumer Staples Distribution
& Retail) .................... 107
671
T. Rowe Price Group, Inc. (Capital Markets) 77
499 Take-Two Interactive Software, Inc.
(Entertainment)(a) ............. 78
647 Targa Resources Corp. (Oil, Gas &
Consumable Fuels) ............. 83
1,404 Target Corp. (Consumer Staples Distribution
& Retail) .................... 208
919 TE Connectivity Ltd. (Electronic
Equipment, Instruments &
Components) ................. 138
142 Teledyne Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 55
143 Teleflex, Inc. (Health Care Equipment &
Supplies) .................... 30
456 Teradyne, Inc. (Semiconductors &
Semiconductor Equipment) ....... 68
8,461
Tesla, Inc. (Automobiles)(a) .......... 1,674
2,653 Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) ....... 516
54 Texas Pacific Land Corp. (Oil, Gas &
Consumable Fuels) ............. 40
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
619
Textron, Inc. (Aerospace & Defense) .... $ 53
2,030 The AES Corp. (Independent Power and
Renewable Electricity Producers) .. 36
779
The Allstate Corp. (Insurance) ......... 124
2,222 The Bank of New York Mellon Corp.
(Capital Markets) .............. 133
1,699
The Boeing Co. (Aerospace & Defense)(a) 309
677
The Carlyle Group, Inc. (Capital Markets) 27
4,507 The Charles Schwab Corp. (Capital
Markets) .................... 332
841 The Cigna Group (Health Care Providers &
Services) .................... 278
362
The Clorox Co. (Household Products) ... 49
12,071
The Coca-Cola Co. (Beverages) ....... 768
584 The Cooper Cos., Inc. (Health Care
Equipment & Supplies)(a) ....... 51
682 The Estee Lauder Cos., Inc. (Personal Care
Products) .................... 73
976 The Goldman Sachs Group, Inc. (Capital
Markets) .................... 441
929 The Hartford Financial Services Group, Inc.
(Insurance) .................. 93
450
The Hershey Co. (Food Products) ...... 83
2,908
The Home Depot, Inc. (Specialty Retail) . 1,001
1,159
The Interpublic Group of Cos., Inc. (Media) 34
313
The J.M. Smucker Co. (Food Products) .. 34
2,523
The Kraft Heinz Co. (Food Products) .... 81
1,892 The Kroger Co. (Consumer Staples
Distribution & Retail) ........... 94
996
The Mosaic Co. (Chemicals) .......... 29
1,209 The PNC Financial Services Group, Inc.
(Banks) ..................... 188
7,020 The Procter & Gamble Co. (Household
Products) .................... 1,158
1,718
The Progressive Corp. (Insurance) ...... 357
705
The Sherwin-Williams Co. (Chemicals) .. 210
3,240
The Southern Co. (Electric Utilities) .... 251
3,293
The TJX Cos., Inc. (Specialty Retail) .... 363
309
The Toro Co. (Machinery) ............ 29
669
The Travelers Cos., Inc. (Insurance) ..... 136
5,435
The Walt Disney Co. (Entertainment) .... 540
3,573 The Williams Cos., Inc. (Oil, Gas &
Consumable Fuels) ............. 152
1,117 Thermo Fisher Scientific, Inc. (Life Sciences
Tools & Services) .............. 618
1,588 T-Mobile US, Inc. (Wireless
Telecommunication Services) ..... 280
927
Toast, Inc., Class - A (Financial Services)(a) 24
326
Tractor Supply Co. (Specialty Retail) .... 88
328 Tradeweb Markets, Inc., Class - A (Capital
Markets) .................... 35
164 TransDigm Group, Inc. (Aerospace &
Defense) .................... 210
576
TransUnion (Professional Services) ..... 43

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
756 Trimble, Inc. (Electronic Equipment,
Instruments & Components)(a) .... $ 42
3,828
Truist Financial Corp. (Banks) ......... 149
466
Twilio, Inc., Class - A (IT Services)(a) ... 26
126
Tyler Technologies, Inc. (Software)(a) ... 63
861
Tyson Foods, Inc., Class - A (Food Products) 49
4,519
U.S. Bancorp (Banks) ............... 179
5,555 Uber Technologies, Inc. (Ground
Transportation)(a) ............. 404
1,007
UDR, Inc. (Residential REITs) ........ 41
303 U-Haul Holding Co. (Ground
Transportation) ............... 18
1,134
UiPath, Inc., Class - A (Software)(a) .... 14
148
Ulta Beauty, Inc. (Specialty Retail)(a) ... 57
1,816 Union Pacific Corp. (Ground
Transportation) ............... 411
2,155 United Parcel Service, Inc., Class - B (Air
Freight & Logistics) ............ 295
203 United Rentals, Inc. (Trading Companies &
Distributors) ................. 131
135 United Therapeutics Corp. (Biotechnology)
(a) ........................ 43
2,723 UnitedHealth Group, Inc. (Health Care
Providers & Services) ........... 1,387
700
Unity Software, Inc. (Software)(a) ...... 11
958 Valero Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 150
451 Veeva Systems, Inc., Class - A (Health Care
Technology)(a) ............... 83
1,208
Ventas, Inc. (Health Care REITs) ....... 62
711 Veralto Corp. (Commercial Services &
Supplies) .................... 68
228
VeriSign, Inc. (IT Services)(a) ......... 41
439 Verisk Analytics, Inc. (Professional
Services) .................... 118
12,503 Verizon Communications, Inc. (Diversified
Telecommunication Services) ..... 516
776 Vertex Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 364
1,136 Vertiv Holdings Co., Class - A (Electrical
Equipment) .................. 98
3,592
Viatris, Inc. (Pharmaceuticals) ......... 38
2,995
VICI Properties, Inc. (Specialized REITs) 86
4,704
Visa, Inc., Class - A (Financial Services) . 1,235
1,037 Vistra Corp. (Independent Power and
Renewable Electricity Producers) .. 89
385 Vulcan Materials Co. (Construction
Materials) ................... 96
639
W.R. Berkley Corp. (Insurance) ........ 50
125 W.W. Grainger, Inc. (Trading Companies &
Distributors) ................. 113
2,219 Walgreens Boots Alliance, Inc. (Consumer
Staples Distribution & Retail) ..... 27
13,107 Walmart, Inc. (Consumer Staples
Distribution & Retail) ........... 887
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
6,856 Warner Bros. Discovery, Inc.
(Entertainment)(a) ............. $ 51
1,161 Waste Management, Inc. (Commercial
Services & Supplies) ........... 248
175 Waters Corp. (Life Sciences Tools &
Services)(a) .................. 51
96 Watsco, Inc. (Trading Companies &
Distributors) ................. 44
940
WEC Energy Group, Inc. (Multi-Utilities) 74
10,289
Wells Fargo & Co. (Banks) ........... 611
1,724
Welltower, Inc. (Health Care REITs) .... 180
217 West Pharmaceutical Services, Inc. (Life
Sciences Tools & Services) ....... 71
954 Western Digital Corp. (Technology
Hardware, Storage & Peripherals)(a) 72
536 Westinghouse Air Brake Technologies Corp.
(Machinery) ................. 85
121
Westlake Corp. (Chemicals) .......... 18
703
Westrock Co. (Containers & Packaging) .. 35
2,170
Weyerhaeuser Co. (Specialized REITs) .. 62
182
Williams-Sonoma, Inc. (Specialty Retail) . 51
598
Workday, Inc., Class - A (Software)(a) ... 134
681
WP Carey, Inc. (Diversified REITs) ..... 37
328 Wynn Resorts Ltd. (Hotels, Restaurants &
Leisure) .................... 29
1,615
Xcel Energy, Inc. (Electric Utilities) ..... 86
704
Xylem, Inc. (Machinery) ............. 95
821 Yum! Brands, Inc. (Hotels, Restaurants &
Leisure) .................... 109
151 Zebra Technologies Corp. (Electronic
Equipment, Instruments &
Components)(a) ............... 47
414 Zillow Group, Inc., Class - C (Real Estate
Management & Development)(a) ... 19
613 Zimmer Biomet Holdings, Inc. (Health Care
Equipment & Supplies) ......... 67
1,346
Zoetis, Inc. (Pharmaceuticals) ......... 233
710 Zoom Video Communications, Inc., Class -
A (Software)(a) ............... 42
259
Zscaler, Inc. (Software)(a) ............ 50
133,356
Uruguay — 0.12%
136
MercadoLibre, Inc. (Broadline Retail)(a) . 224
Total Common Stocks .............. 189,948

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2024.
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
Shares Security Description
Value
(000)
Right — 0.00%
Italy — 0.00%
466 Amplifon SpA, (Health Care Providers &
Services)(a) .................. $ —
Total Right ...................... —
Warrant — 0.00%
Canada — 0.00%
60 Constellation Software, Inc., 3/31/40
(Software)(a) ................. —
Total Warrant ................... —
Investment Company — 1.05%
Money Market Funds — 1.05%
2,018,758 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
5.20%(c) .................... 2,019
Total Investment Company .......... 2,019
Security Description
Value
(000)
Total Investments (cost $121,344 ) —
99.68% ..................... $ 191,967
Other assets in excess of liabilities —
0.32% ...................... 614
Net Assets - 100.00% $ 192,581
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The ESG Growth Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ...................................................................................................................................................... 98.63% — 98.63%
Rights ...................................................................................................................................................................... 0.00% — 0.00%
Warrant .................................................................................................................................................................... 0.00% — 0.00%
Investment Companies ............................................................................................................................................. 0.07% 0.98% 1.05%
Other Assets (Liabilities) .........................................................................................................................................
0.22% 0.10% 0.32%
Total Net Assets .................................................................................................................................................. 98.92% 1.08% 100.00%

See accompanying notes to financial statements.
HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (concluded) — June 30, 2024
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 5 9/20/24 $ 1,380 $ (7)
MSCI EAFE Index Future ....................... 4 9/20/24 469 3
$ 1,849 $ (4)
Total Unrealized Appreciation ..................... $ 3
Total Unrealized Depreciation ..................... (7)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (4)
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments — June 30, 2024
57
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 99.81%
Australia — 1.92%
109
Ampol Ltd. (Oil, Gas & Consumable Fuels) $ 2
1,837
ANZ Group Holdings Ltd. (Banks)(a) ... 35
917
APA Group (Gas Utilities)(a) ......... 5
361 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 12
125
ASX Ltd. (Capital Markets) .......... 5
95
Atlassian Corp., Class - A (Software)(a) .. 17
1,289 Aurizon Holdings Ltd. (Ground
Transportation) ............... 3
3,088
BHP Group Ltd. (Metals & Mining) ..... 89
248
BlueScope Steel Ltd. (Metals & Mining) . 3
785 Brambles Ltd. (Commercial Services &
Supplies) .................... 8
233 CAR Group Ltd. (Interactive Media &
Services)(a) .................. 5
41 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 9
780 Coles Group Ltd. (Consumer Staples
Distribution & Retail) ........... 9
980
Commonwealth Bank of Australia (Banks) 84
306
Computershare Ltd. (Professional Services) 5
551
Dexus (Office REITs) ............... 2
980 Endeavour Group Ltd. (Consumer Staples
Distribution & Retail) ........... 3
1,053
Fortescue Ltd. (Metals & Mining) ...... 15
1,047
Goodman Group (Industrial REITs) ..... 24
1,294
Insurance Australia Group Ltd. (Insurance) 6
196
Macquarie Group Ltd. (Capital Markets) . 27
1,579
Medibank Pvt. Ltd. (Insurance) ........ 4
96 Mineral Resources Ltd. (Metals & Mining)
(a) ........................ 3
2,016
Mirvac Group (Diversified REITs) ...... 3
1,785
National Australia Bank Ltd. (Banks) .... 44
709 Northern Star Resources Ltd. (Metals &
Mining)(a) ................... 6
347
Orica Ltd. (Chemicals)(a) ............ 4
902
Origin Energy Ltd. (Electric Utilities) ... 7
1,631
Pilbara Minerals Ltd. (Metals & Mining) . 3
30
Pro Medicus Ltd. (Health Care Technology) 3
503
Qantas Airways Ltd. (Passenger Airlines)(a) 2
889
QBE Insurance Group Ltd. (Insurance)(a) 10
29 REA Group Ltd. (Interactive Media &
Services) .................... 4
114 Reece Ltd. (Trading Companies &
Distributors) ................. 2
223
Rio Tinto Ltd. (Metals & Mining) ...... 18
2,037 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 10
3,327
Scentre Group (Retail REITs) ......... 7
244
SEEK Ltd. (Interactive Media & Services) 3
61 Seven Group Holdings Ltd. (Trading
Companies & Distributors) ....... 2
239 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 4
2,634
South32 Ltd. (Metals & Mining) ....... 6
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
1,290
Stockland (Diversified REITs) ......... $ 4
802
Suncorp Group Ltd. (Insurance)(a) ..... 9
2,429 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 6
497
The GPT Group (Diversified REITs) .... 1
1,446 The Lottery Corp. Ltd. (Hotels, Restaurants
& Leisure) ................... 5
1,995 Transurban Group (Transportation
Infrastructure)(a) .............. 16
413
Treasury Wine Estates Ltd. (Beverages) .. 3
2,104
Vicinity Ltd. (Retail REITs)(b) ........ 3
176 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ 4
693
Wesfarmers Ltd. (Broadline Retail) ..... 30
2,138
Westpac Banking Corp. (Banks) ....... 39
112
WiseTech Global Ltd. (Software)(a) ..... 7
1,166 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 22
767 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 17
679
Austria — 0.05%
222
Erste Group Bank AG (Banks)(b) ...... 10
74
OMV AG (Oil, Gas & Consumable Fuels) 3
39
Verbund AG (Electric Utilities) ........ 3
57
voestalpine AG (Metals & Mining) ..... 2
18
Belgium — 0.22%
91
Ageas SA/N.V. (Insurance) ........... 4
542 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 31
16
D'ieteren Group (Distributors) ......... 3
17
Elia Group SA/N.V. (Electric Utilities)(b) 2
51 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 4
149
KBC Group N.V. (Banks) ............ 11
9
Sofina SA (Financial Services) ........ 2
39
Syensqo SA (Chemicals) ............. 3
80
UCB SA (Pharmaceuticals) ........... 12
108
Umicore SA (Chemicals)(b) .......... 2
108 Warehouses De Pauw CVA (Industrial
REITs)(a) ................... 3
77
Bermuda — 0.09%
228
Arch Capital Group Ltd. (Insurance)(a) .. 23
27
Everest Group Ltd. (Insurance) ........ 10
33
Canada — 3.39%
285
Agnico Eagle Mines Ltd. (Metals & Mining) 19

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
100
Air Canada (Passenger Airlines)(a)(b) ... $ 1
469 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 26
144
AltaGas Ltd. (Gas Utilities) ........... 3
353 ARC Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 6
444
Bank of Montreal (Banks) ............ 37
1,082
Barrick Gold Corp. (Metals & Mining) .. 18
196 Brookfield Asset Management Ltd., Class -
A (Capital Markets) ............ 7
817
Brookfield Corp. (Capital Markets) ..... 34
22
BRP, Inc. (Leisure Products) .......... 1
269 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 13
46 Canadian Apartment Properties REIT
(Residential REITs)(b) .......... 1
570 Canadian Imperial Bank of Commerce
(Banks) ..................... 27
319 Canadian National Railway Co. (Ground
Transportation) ............... 38
1,288 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 46
568 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 45
31 Canadian Tire Corp. Ltd., Class - A
(Broadline Retail)(a) ........... 3
110 Canadian Utilities Ltd., Class - A (Multi-
Utilities)(a) .................. 2
81 CCL Industries, Inc., Class - B (Containers
& Packaging)(b) .............. 4
882 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 17
131
CGI, Inc. (IT Services)(a) ............ 13
12
Constellation Software, Inc. (Software) .. 35
182
Dollarama, Inc. (Broadline Retail) ...... 17
204 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 4
140
Emera, Inc. (Electric Utilities) ......... 5
85 Empire Co. Ltd., Class - A (Consumer
Staples Distribution & Retail) ..... 2
1,305 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 46
12
Fairfax Financial Holdings Ltd. (Insurance) 14
516 First Quantum Minerals Ltd. (Metals &
Mining) ..................... 7
34 FirstService Corp. (Real Estate Management
& Development) .............. 5
277
Fortis, Inc. (Electric Utilities) ......... 11
123
Franco-Nevada Corp. (Metals & Mining) . 15
30 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 4
127 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 5
97 Gildan Activewear, Inc. (Textiles, Apparel &
Luxury Goods) ............... 4
157
Great-West Lifeco, Inc. (Insurance) ..... 5
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
206
Hydro One Ltd. (Electric Utilities)(b) .... $ 6
53
iA Financial Corp., Inc. (Insurance) ..... 3
50
IGM Financial, Inc. (Capital Markets) ... 1
120 Imperial Oil Ltd. (Oil, Gas & Consumable
Fuels) ...................... 8
111
Intact Financial Corp. (Insurance)(b) .... 19
339
Ivanhoe Mines Ltd. (Metals & Mining)(a) 4
121 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 3
776
Kinross Gold Corp. (Metals & Mining) .. 6
87 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 10
71 Lululemon Athletica, Inc. (Textiles, Apparel
& Luxury Goods)(a) ............ 21
340
Lundin Mining Corp. (Metals & Mining)(b) 4
180 Magna International, Inc. (Automobile
Components) ................. 8
1,113
Manulife Financial Corp. (Insurance) .... 30
163 MEG Energy Corp. (Oil, Gas & Consumable
Fuels)(a)(b) .................. 3
159 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... 9
190
National Bank of Canada (Banks) ...... 15
158 Northland Power, Inc. (Independent Power
and Renewable Electricity Producers) 3
312
Nutrien Ltd. (Chemicals) ............ 16
42
Onex Corp. (Capital Markets) ......... 3
151
Open Text Corp. (Software)(b) ........ 5
198 Pan American Silver Corp. (Metals &
Mining) ..................... 4
80 Parkland Corp. (Oil, Gas & Consumable
Fuels)(b) .................... 2
333 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 12
328
Power Corp. of Canada (Insurance) ..... 9
78 Quebecor, Inc., Class - B (Diversified
Telecommunication Services) ..... 2
169 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 12
72 RioCan Real Estate Investment Trust (Retail
REITs)(b) ................... 1
235 Rogers Communications, Inc., Class - B
(Wireless Telecommunication
Services) .................... 9
851
Royal Bank of Canada (Banks) ........ 92
141
Saputo, Inc. (Food Products)(b) ........ 3
735
Shopify, Inc., Class - A (IT Services)(a) .. 49
67
Stantec, Inc. (Construction & Engineering) 6
366
Sun Life Financial, Inc. (Insurance) ..... 18
760 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 29
632 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 24
258 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 12

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
353 TELUS Corp. (Diversified
Telecommunication Services) ..... $ 5
43 TFI International, Inc. (Ground
Transportation) ............... 6
747
The Bank of Nova Scotia (Banks) ...... 34
41 The Descartes Systems Group, Inc.
(Software)(a) ................. 4
1,065
The Toronto-Dominion Bank (Banks) ... 59
90 Thomson Reuters Corp. (Professional
Services) .................... 15
140
TMX Group Ltd. (Capital Markets) ..... 4
47 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 4
177 Tourmaline Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 8
159 Waste Connections, Inc., ADR (Commercial
Services & Supplies) ........... 28
37 West Fraser Timber Co. Ltd. (Paper &
Forest Products) ............... 3
271 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 14
73 WSP Global, Inc. (Construction &
Engineering) ................. 11
1,196
Chile — 0.02%
254
Antofagasta PLC (Metals & Mining) .... 7
Denmark — 0.29%
2 A.P. Moller - Maersk A/S, Class - A (Marine
Transportation) ............... 3
3 A.P. Moller - Maersk A/S, Class - B (Marine
Transportation) ............... 5
48
Carlsberg A/S, Class - B (Beverages) .... 6
80 Coloplast A/S, Class - B (Health Care
Equipment & Supplies) ......... 10
401
Danske Bank A/S (Banks) ............ 12
51 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 2
102
DSV A/S (Air Freight & Logistics) ..... 16
232
Novonesis, B shares (Chemicals) ....... 14
114
Orsted A/S (Electric Utilities)(a)(b) ..... 6
50 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 8
5 ROCKWOOL A/S, Class - B (Building
Products) .................... 2
192
Tryg A/S (Insurance)(b) ............. 4
625 Vestas Wind Systems A/S (Electrical
Equipment)(a) ................ 14
102
Finland — 0.28%
102 Elisa Oyj (Diversified Telecommunication
Services) .................... 5
234
Fortum Oyj (Electric Utilities) ......... 3
Shares Security Description
Value
(000)
Common Stocks (continued)
Finland (continued)
138 Kesko Oyj, Class - B (Consumer Staples
Distribution & Retail) ........... $ 2
202
Kone Oyj, Class - B (Machinery) ....... 10
372
Metso Oyj (Machinery)(b) ........... 4
249
Neste Oyj (Oil, Gas & Consumable Fuels) 4
2,942
Nokia Oyj (Communications Equipment) . 11
1,951
Nordea Bank Abp (Banks) ........... 24
271
Sampo Oyj, A Shares (Insurance) ...... 12
442 Stora Enso Oyj, Registered Shares (Paper &
Forest Products) ............... 6
314 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 11
285
Wartsila Oyj Abp (Machinery) ......... 5
97
France — 2.58%
141
Accor SA (Hotels, Restaurants & Leisure) 6
16 Aeroports de Paris SA (Transportation
Infrastructure) ................ 2
349
Air Liquide SA (Chemicals) .......... 60
181
Alstom SA (Machinery)(a) ........... 3
30
Amundi SA (Capital Markets) ......... 2
44
Arkema SA (Chemicals) ............. 4
1,101
AXA SA (Insurance) ............... 36
22 BioMerieux (Health Care Equipment &
Supplies) .................... 2
618
BNP Paribas SA (Banks) ............. 39
481
Bollore SE (Entertainment) ........... 3
107
Bouygues SA (Construction & Engineering) 3
163 Bureau Veritas SA (Professional Services)
(b) ........................ 5
96
Capgemini SE (IT Services) .......... 19
320 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 5
279
Cie de Saint-Gobain SA (Building Products) 22
401 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 16
27
Covivio SA (Office REITs)(a) ......... 1
587
Credit Agricole SA (Banks) ........... 8
396
Danone SA (Food Products) .......... 24
412
Dassault Systemes SE (Software) ...... 16
161
Edenred SE (Financial Services) ....... 7
43
Eiffage SA (Construction & Engineering)(b) 4
1,139
Engie SA (Multi-Utilities) ............ 16
168 EssilorLuxottica SA (Health Care
Equipment & Supplies)(a) ....... 36
23
Eurazeo SE (Financial Services) ....... 2
23
Gecina SA (Office REITs)(b) .......... 2
218
Getlink SE (Transportation Infrastructure) 4
19 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 44
22
Ipsen SA (Pharmaceuticals) ........... 3
46 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 17

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
138
Klepierre SA (Retail REITs) .......... $ 4
59 La Francaise des Jeux SAEM (Hotels,
Restaurants & Leisure) .......... 2
166
Legrand SA (Electrical Equipment) ..... 16
147
L'Oreal SA (Personal Care Products) .... 65
166 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 126
1,170 Orange SA (Diversified Telecommunication
Services)(b) .................. 12
127
Pernod Ricard SA (Beverages) ........ 17
136
Publicis Groupe SA (Media) .......... 14
17
Remy Cointreau SA (Beverages) ....... 1
99
Renault SA (Automobiles) ........... 5
113 Rexel SA (Trading Companies &
Distributors) ................. 3
324 Schneider Electric SE (Electrical
Equipment)(b) ................ 78
16
SEB SA (Household Durables)(b) ...... 2
426
Societe Generale SA (Banks) ......... 10
54
Sodexo SA (Hotels, Restaurants & Leisure) 5
35
Teleperformance SE (Professional Services) 4
1,266 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 83
66
Unibail-Rodamco-Westfield (Retail REITs) 5
432
Veolia Environnement SA (Multi-Utilities) 13
289
Vinci SA (Construction & Engineering) .. 30
387
Vivendi SE (Media) ................ 4
910
Germany — 1.98%
100 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 24
234
Allianz SE, Registered Shares (Insurance) 64
552
BASF SE (Chemicals) .............. 27
199 Bayerische Motoren Werke AG
(Automobiles) ................ 19
34 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... 3
45
Bechtle AG (IT Services) ............ 2
81 Brenntag SE (Trading Companies &
Distributors) ................. 5
23 Carl Zeiss Meditec AG, Class - BR (Health
Care Equipment & Supplies) ...... 2
632
Commerzbank AG (Banks) ........... 10
78
Continental AG (Automobile Components) 4
107
Covestro AG (Chemicals)(a) .......... 6
41 CTS Eventim AG & Co. KGaA
(Entertainment)(b) ............. 3
324
Daimler Truck Holding AG (Machinery) . 13
111 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a) .................. 3
1,200 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 19
116
Deutsche Boerse AG (Capital Markets) .. 24
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
304 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(b) .......... $ 2
607
Deutsche Post AG (Air Freight & Logistics) 25
1,981 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 50
75 Dr. Ing. h.c. F. Porsche AG, Preference
Shares (Automobiles) ........... 6
1,377
E.ON SE (Multi-Utilities) ............ 18
105
Evonik Industries AG (Chemicals) ...... 2
131 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 5
49
GEA Group AG (Machinery) ......... 2
40
Hannover Rueck SE (Insurance) ....... 10
81 Heidelberg Materials AG (Construction
Materials) ................... 8
70 Henkel AG & Co. KGaA (Household
Products) .................... 6
111 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... 10
795 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 29
41
Knorr-Bremse AG (Machinery) ........ 3
41 LEG Immobilien SE (Real Estate
Management & Development)(a) ... 3
493
Mercedes-Benz Group AG (Automobiles) 34
34 MTU Aero Engines AG (Aerospace &
Defense) .................... 9
83 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Registered Shares (Insurance) ..... 42
35
Nemetschek SE (Software) ........... 3
81 Porsche Automobil Holding SE, Preference
Shares (Automobiles) ........... 4
61 Puma SE (Textiles, Apparel & Luxury
Goods)(b) ................... 3
3
Rational AG (Machinery) ............ 2
366 RWE AG (Independent Power and
Renewable Electricity Producers) .. 13
620
SAP SE (Software) ................. 125
49
Scout24 SE (Interactive Media & Services) 4
370 Siemens Energy AG (Electrical Equipment)
(a)(b) ...................... 10
81
Symrise AG (Chemicals)(b) .......... 10
41
Talanx AG (Insurance) .............. 3
16
Volkswagen AG (Automobiles) ........ 2
123 Volkswagen AG, Preference Shares
(Automobiles) ................ 14
423 Vonovia SE (Real Estate Management &
Development)(a) .............. 12
121
Zalando SE (Specialty Retail)(a) ....... 3
700
Hong Kong — 0.54%
6,892
AIA Group Ltd. (Insurance) .......... 46
2,000
BOC Hong Kong Holdings Ltd. (Banks) . 6

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
1,500 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... $ 6
1,500 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 7
500 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 3
1,000
CLP Holdings Ltd. (Electric Utilities) ... 8
30 Futu Holdings Ltd., ADR (Capital Markets)
(a) ........................ 2
1,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... 5
400
Hang Seng Bank Ltd. (Banks) ......... 5
1,000 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 3
2,000 HKT Trust & HKT Ltd. (Diversified
Telecommunication Services)(b) ... 2
5,985 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 5
723 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 22
700 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 2
100 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates)(a) ............. 4
1,566
Link REIT (Retail REITs)(a) .......... 6
1,000
MTR Corp. Ltd. (Ground Transportation)(a) 3
779 Power Assets Holdings Ltd. (Electric
Utilities) .................... 4
1,733
Prudential PLC (Insurance) ........... 16
2,129 Sino Land Co. Ltd. (Real Estate
Management & Development)(a) ... 2
1,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 3
1,000 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 9
139 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 1
600 Swire Properties Ltd. (Real Estate
Management & Development) ..... 1
757
Techtronic Industries Co. Ltd. (Machinery) 9
1,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... 3
4,728
WH Group Ltd. (Food Products) ....... 3
1,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 3
189
Ireland (Republic of) — 0.94%
376
Accenture PLC, Class - A (IT Services) .. 114
92 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 9
39 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 4
770
AIB Group PLC (Banks) ............ 4
50
Allegion PLC (Building Products) ...... 6
162
Aptiv PLC (Automobile Components)(a) . 11
Shares Security Description
Value
(000)
Common Stocks (continued)
Ireland (Republic of) (continued)
599
Bank of Ireland Group PLC (Banks) .... $ 6
518
Experian PLC (Professional Services) ... 24
9 Flutter Entertainment PLC (Hotels,
Restaurants & Leisure)(a) ........ 2
100 Flutter Entertainment PLC (Hotels,
Restaurants & Leisure)(a)(b) ...... 19
259 James Hardie Industries PLC (Construction
Materials)(a) ................. 8
101
Kingspan Group PLC (Building Products) 9
786 Medtronic PLC (Health Care Equipment &
Supplies) .................... 62
163 Smurfit Kappa Group PLC (Containers &
Packaging)(b) ................ 7
140 Trane Technologies PLC (Building
Products) .................... 46
331
Israel — 0.17%
50 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 3
818
Bank Hapoalim BM (Banks) .......... 7
842
Bank Leumi Le-Israel BM (Banks) ..... 7
56 Check Point Software Technologies Ltd.
(Software)(a) ................. 9
23
CyberArk Software Ltd. (Software)(a) ... 6
56
Global-e Online Ltd. (Broadline Retail)(a) 2
362
ICL Group Ltd. (Chemicals) .......... 2
—
Isracard Ltd. (Consumer Finance) ...... —
727
Israel Discount Bank Ltd., Class - A (Banks) 4
97
Mizrahi Tefahot Bank Ltd. (Banks) ..... 3
25
Monday.com Ltd. (Software)(a) ........ 6
41
Nice Ltd. (Software)(a) .............. 7
28
Wix.com Ltd. (IT Services)(a) ......... 4
60
Italy — 0.65%
62 Amplifon SpA (Health Care Providers &
Services) .................... 2
617
Banco BPM SpA (Banks) ............ 4
406 Davide Campari-Milano N.V., Class - M
(Beverages)(b) ................ 4
13 DiaSorin SpA (Health Care Equipment &
Supplies) .................... 1
4,972
Enel SpA (Electric Utilities)(b) ........ 35
1,359
Eni SpA (Oil, Gas & Consumable Fuels) . 21
77
Ferrari N.V. (Automobiles) ........... 31
344
FinecoBank Banca Fineco SpA (Banks) .. 5
580
Generali (Insurance) ................ 14
208 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(b) .................. 2
9,005
Intesa Sanpaolo SpA (Banks)(b) ....... 33
318 Mediobanca Banca di Credito Finanziario
SpA (Banks) ................. 5

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy (continued)
123 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... $ 8
360
Nexi SpA (Financial Services)(a) ....... 2
207
Poste Italiane SpA (Insurance) ......... 3
154
Prysmian SpA (Electrical Equipment) ... 10
49 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 3
1,265
Snam SpA (Gas Utilities) ............ 6
4,827 Telecom Italia SpA/Milano (Diversified
Telecommunication Services)(a) ... 1
946 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 7
919
UniCredit SpA (Banks) .............. 34
231
Japan — 5.77%
500 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 20
400 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 9
100
AGC, Inc. (Building Products) ........ 3
100
Aisin Corp. (Automobile Components) .. 3
100
ANA Holdings, Inc. (Passenger Airlines)(b) 2
800
Asahi Kasei Corp. (Chemicals) ........ 5
400 Asics Corp. (Textiles, Apparel & Luxury
Goods) ..................... 6
400 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 8
333 Bridgestone Corp. (Automobile
Components) ................. 13
100 Brother Industries Ltd. (Technology
Hardware, Storage & Peripherals) .. 2
600 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 16
200
Capcom Co. Ltd. (Entertainment) ...... 4
500 Central Japan Railway Co. (Ground
Transportation) ............... 11
400 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 5
700
Concordia Financial Group Ltd. (Banks) . 4
100 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 3
190
Daifuku Co. Ltd. (Machinery) ......... 4
586
Dai-ichi Life Holdings, Inc. (Insurance) .. 16
220
Daikin Industries Ltd. (Building Products) 31
300 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 8
900 Daiwa Securities Group, Inc. (Capital
Markets) .................... 7
1,124
Denso Corp. (Automobile Components) .. 17
100
Dentsu Group, Inc. (Media) .......... 3
105 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 40
600 East Japan Railway Co. (Ground
Transportation) ............... 10
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
1,700 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. $ 9
545
FANUC Corp. (Machinery) ........... 15
100
Fast Retailing Co. Ltd. (Specialty Retail) . 25
100
Fuji Electric Co. Ltd. (Electrical Equipment) 6
700 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 16
920
Fujitsu Ltd. (IT Services)(b) .......... 14
100 Hamamatsu Photonics KK (Electronic
Equipment, Instruments &
Components) ................. 3
100 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 3
27 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... 5
100 Hitachi Construction Machinery Co. Ltd.
(Machinery) ................. 3
2,800
Honda Motor Co. Ltd. (Automobiles) ... 30
100
Hoshizaki Corp. (Machinery) ......... 3
200 Hoya Corp. (Health Care Equipment &
Supplies) .................... 23
200 Hulic Co. Ltd. (Real Estate Management &
Development)(b) .............. 2
100 Ibiden Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 4
760 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 5
600
Inpex Corp. (Oil, Gas & Consumable Fuels) 9
300
Isuzu Motors Ltd. (Automobiles) ....... 4
700 ITOCHU Corp. (Trading Companies &
Distributors) ................. 34
48 Japan Airlines Co. Ltd. (Passenger Airlines)
(b) ........................ 1
300 Japan Exchange Group, Inc. (Capital
Markets) .................... 7
800
Japan Post Bank Co. Ltd. (Banks)(b) .... 8
1,300
Japan Post Holdings Co. Ltd. (Insurance)(b) 13
100
Japan Post Insurance Co. Ltd. (Insurance)(b) 2
1 Japan Real Estate Investment Corp. (Office
REITs) ..................... 3
300
JFE Holdings, Inc. (Metals & Mining)(b) . 4
300
Kajima Corp. (Construction & Engineering) 5
327
Kao Corp. (Personal Care Products) ..... 13
300 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 4
874 KDDI Corp. (Wireless Telecommunication
Services) .................... 23
100 Keisei Electric Railway Co. Ltd. (Ground
Transportation) ............... 3
134 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 59
500
Kikkoman Corp. (Food Products) ...... 6
100 Kintetsu Group Holdings Co. Ltd. (Ground
Transportation) ............... 2
500
Kirin Holdings Co. Ltd. (Beverages) .... 6

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
100 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... $ 2
168 Koito Manufacturing Co. Ltd. (Automobile
Components) ................. 2
600
Komatsu Ltd. (Machinery) ........... 17
100
Konami Group Corp. (Entertainment) ... 7
600
Kubota Corp. (Machinery) ........... 8
800 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 9
200
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 3
1,500
LY Corp. (Interactive Media & Services) . 4
300
M3, Inc. (Health Care Technology) ..... 3
100
Makita Corp. (Machinery) ........... 3
900 Marubeni Corp. (Trading Companies &
Distributors) ................. 17
200 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 3
300
Mazda Motor Corp. (Automobiles) ..... 3
200
MINEBEA MITSUMI, Inc. (Machinery) . 4
2,000 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 39
1,200 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 19
600 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 9
500 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 3
2,000 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 21
6,679 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 71
1,600 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 36
100
Mitsui Chemicals, Inc. (Chemicals) ..... 3
1,700 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 16
200 Mitsui O.S.K. Lines Ltd. (Marine
Transportation) ............... 6
1,410
Mizuho Financial Group, Inc. (Banks) ... 29
200 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 2
790 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 18
1,011 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 21
130
NEC Corp. (IT Services) ............. 11
200
Nexon Co. Ltd. (Entertainment) ....... 4
200
NIDEC Corp. (Electrical Equipment) .... 9
650
Nintendo Co. Ltd. (Entertainment) ...... 35
1
Nippon Building Fund, Inc. (Office REITs) 3
600 Nippon Paint Holdings Co. Ltd. (Chemicals)
(b) ........................ 4
1 Nippon Prologis REIT, Inc. (Industrial
REITs)(b) ................... 2
100
Nippon Sanso Holdings Corp. (Chemicals) 3
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
500
Nippon Steel Corp. (Metals & Mining)(b) $ 11
17,950 Nippon Telegraph & Telephone Corp.
(Diversified Telecommunication
Services) .................... 17
300
Nippon Yusen KK (Marine Transportation) 9
1,300
Nissan Motor Co. Ltd. (Automobiles) ... 4
100 Nissin Foods Holdings Co. Ltd. (Food
Products)(b) ................. 3
100
Nitto Denko Corp. (Chemicals) ........ 8
2,000
Nomura Holdings, Inc. (Capital Markets) . 11
100 Nomura Real Estate Holdings, Inc. (Real
Estate Management & Development) 3
3 Nomura Real Estate Master Fund, Inc.
(Diversified REITs) ............ 3
235 Nomura Research Institute Ltd. (IT
Services) .................... 7
400
NTT Data Group Corp. (IT Services) .... 6
400 Obayashi Corp. (Construction &
Engineering) ................. 5
700 Olympus Corp. (Health Care Equipment &
Supplies) .................... 11
147 Omron Corp. (Electronic Equipment,
Instruments & Components) ...... 5
49
Oracle Corp. Japan (Software) ......... 3
700 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 20
700
ORIX Corp. (Financial Services) ....... 15
200
Osaka Gas Co. Ltd. (Gas Utilities) ...... 4
168
Otsuka Corp. (IT Services) ........... 3
268 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 6
1,300 Panasonic Holdings Corp. (Household
Durables) ................... 11
1,000
Rakuten Group, Inc. (Broadline Retail)(b) 5
900 Recruit Holdings Co. Ltd. (Professional
Services) .................... 48
900 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 17
1,300
Resona Holdings, Inc. (Banks) ........ 9
400 Ricoh Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 3
184 Rohm Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 2
200
SBI Holdings, Inc. (Capital Markets) .... 5
100 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 9
100
SCSK Corp. (IT Services) ............ 2
100 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 6
200 Seiko Epson Corp. (Technology Hardware,
Storage & Peripherals) .......... 3
200 Sekisui Chemical Co. Ltd. (Household
Durables) ................... 3
400
Sekisui House Ltd. (Household Durables) 9

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
1,401 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... $ 17
200 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 2
1,100
Shin-Etsu Chemical Co. Ltd. (Chemicals) 43
300
Shizuoka Financial Group, Inc. (Banks) .. 3
1,700 SoftBank Corp. (Wireless
Telecommunication Services) ..... 21
618 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 40
600
Sompo Holdings, Inc. (Insurance) ...... 13
800
Sony Group Corp. (Household Durables) . 67
400
Subaru Corp. (Automobiles) .......... 8
200 SUMCO Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 3
600 Sumitomo Corp. (Trading Companies &
Distributors) ................. 15
400 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 6
200 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 6
800 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 53
446 Sumitomo Mitsui Trust Holdings, Inc.
(Banks) ..................... 10
200 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 6
100
Suntory Beverage & Food Ltd. (Beverages) 4
1,000
Suzuki Motor Corp. (Automobiles) ..... 12
300
T&D Holdings, Inc. (Insurance) ....... 5
100
Taisei Corp. (Construction & Engineering) 4
200 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 12
800 Terumo Corp. (Health Care Equipment &
Supplies) .................... 13
400
The Chiba Bank Ltd. (Banks) ......... 4
400 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 7
100
TIS, Inc. (IT Services) .............. 2
45
Toho Co. Ltd. (Entertainment) ......... 1
1,093
Tokio Marine Holdings, Inc. (Insurance) . 41
900 Tokyo Electric Power Co. Holdings, Inc.
(Electric Utilities)(a) ........... 5
300 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 65
200
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 4
300
Tokyu Corp. (Ground Transportation) ... 3
100 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 3
800
Toray Industries, Inc. (Chemicals) ...... 4
100
TOTO Ltd. (Building Products) ........ 2
100
Toyota Industries Corp. (Machinery) .... 8
6,150
Toyota Motor Corp. (Automobiles) ..... 125
300 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 6
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
100
Trend Micro, Inc. (Software) .......... $ 4
300
Unicharm Corp. (Household Products) ... 10
200
Yakult Honsha Co. Ltd. (Food Products) . 4
600
Yamaha Motor Co. Ltd. (Automobiles) .. 6
200 Yamato Holdings Co. Ltd. (Air Freight &
Logistics) ................... 2
100
Yaskawa Electric Corp. (Machinery) .... 4
100 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 2
100 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 4
100
ZOZO, Inc. (Specialty Retail)(b) ....... 3
2,039
Luxembourg — 0.03%
276
ArcelorMittal SA (Metals & Mining) .... 6
259
Tenaris SA (Energy Equipment & Services) 4
10
Macau — 0.01%
2,000 Sands China Ltd. (Hotels, Restaurants &
Leisure)(a) .................. 4
Netherlands — 1.70%
326
ABN AMRO Bank N.V. (Banks) ....... 5
13
Adyen N.V. (Financial Services)(a)(b) ... 15
807
Aegon Ltd. (Insurance) .............. 5
113
Akzo Nobel N.V. (Chemicals) ......... 7
35
Argenx SE (Biotechnology)(a) ........ 15
28 ASM International N.V. (Semiconductors &
Semiconductor Equipment) ....... 21
239 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 248
102
ASR Nederland N.V. (Insurance) ....... 5
47 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 8
44
Euronext N.V. (Capital Markets) ....... 4
62
EXOR N.V. (Financial Services) ....... 6
309 Ferrovial SE (Construction & Engineering)
(a) ........................ 12
91
Heineken Holding N.V. (Beverages) .... 7
179
Heineken N.V. (Beverages) ........... 17
31 IMCD N.V. (Trading Companies &
Distributors) ................. 4
1,942
ING Groep N.V. (Banks) ............. 33
59
JDE Peet's N.V. (Food Products)(b) ..... 1
589 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 17
2,122 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 8
473 Koninklijke Philips N.V. (Health Care
Equipment & Supplies)(a) ....... 12

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
152
NN Group N.V. (Insurance)(a) ......... $ 7
155 NXP Semiconductors N.V. (Semiconductors
& Semiconductor Equipment) ..... 43
51
OCI N.V. (Chemicals)(b) ............ 1
835
Prosus N.V. (Broadline Retail)(a)(b) .... 30
66
Randstad N.V. (Professional Services) ... 3
1,348
Stellantis N.V. (Automobiles) ......... 27
479 Universal Music Group N.V.
(Entertainment) ............... 14
149
Wolters Kluwer N.V. (Professional Services) 25
600
New Zealand — 0.07%
657 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 3
304 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 6
634
Mercury NZ Ltd. (Electric Utilities) ..... 3
828 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 3
1,066 Spark New Zealand Ltd. (Diversified
Telecommunication Services) ..... 3
93
Xero Ltd. (Software)(a) ............. 7
25
Norway — 0.16%
225 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 6
511
DNB Bank ASA (Banks) ............ 10
563 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 16
121
Gjensidige Forsikring ASA (Insurance) .. 2
274
Mowi ASA (Food Products)(b) ........ 5
666
Norsk Hydro ASA (Metals & Mining) ... 4
382
Orkla ASA (Food Products) .......... 3
47
Salmar ASA (Food Products) ......... 2
373 Telenor ASA (Diversified
Telecommunication Services) ..... 4
93
Yara International ASA (Chemicals) .... 3
55
Poland — 0.01%
148
InPost SA (Air Freight & Logistics)(a) ... 3
Portugal — 0.04%
1,828 EDP - Energias de Portugal SA (Electric
Utilities) .................... 7
282 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 6
157 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 3
16
Shares Security Description
Value
(000)
Common Stocks (continued)
Singapore — 0.36%
2,350 CapitaLand Ascendas REIT (Industrial
REITs) ..................... $ 4
2,740 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 4
1,500 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 3
1,036
DBS Group Holdings Ltd. (Banks) ..... 28
3,300 Genting Singapore Ltd. (Hotels, Restaurants
& Leisure) ................... 2
1,260 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 4
800
Keppel Ltd. (Industrial Conglomerates) .. 4
2,035 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 22
236
Sea Ltd., ADR (Entertainment)(a) ...... 17
500
Sembcorp Industries Ltd. (Multi-Utilities) 2
900 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 5
500
Singapore Exchange Ltd. (Capital Markets) 3
5,100 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 10
800
United Overseas Bank Ltd. (Banks) ..... 18
900
Wilmar International Ltd. (Food Products) 2
128
Spain — 0.72%
22
Acciona SA (Electric Utilities) ........ 3
116 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering)(a) ............... 5
46 Aena SME SA (Transportation
Infrastructure) ................ 9
255 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 17
3,465 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 35
3,380
Banco de Sabadell SA (Banks) ........ 7
9,725
Banco Santander SA (Banks)(b) ....... 45
2,355
CaixaBank SA (Banks) .............. 12
265 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 9
154 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers)
(a) ........................ 2
189
Endesa SA (Electric Utilities) ......... 4
3,499
Iberdrola SA (Electric Utilities) ........ 45
684 Industria de Diseno Textil SA (Specialty
Retail) ...................... 34
299
Redeia Corp. SA (Electric Utilities) ..... 5
652
Repsol SA (Oil, Gas & Consumable Fuels) 10
2,628 Telefonica SA (Diversified
Telecommunication Services) ..... 11
253

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden — 0.90%
196
Alfa Laval AB (Machinery) .......... $ 9
604 Assa Abloy AB, Class - B (Building
Products) .................... 17
1,673
Atlas Copco AB, Class - A (Machinery) .. 32
914
Atlas Copco AB, Class - B (Machinery) .. 15
225 Beijer Ref AB (Trading Companies &
Distributors) ................. 3
165
Boliden AB (Metals & Mining) ........ 5
348
Epiroc AB, Class - A (Machinery) ...... 7
289
Epiroc AB, Class - B (Machinery) ...... 5
195
EQT AB (Capital Markets) ........... 6
365
Essity AB, Class - B (Household Products) 9
115 Evolution AB (Hotels, Restaurants &
Leisure) .................... 12
306 Fastighets AB Balder, B shares (Real Estate
Management & Development)(a) ... 2
120 Getinge AB, B shares (Health Care
Equipment & Supplies) ......... 2
377 H & M Hennes & Mauritz AB, Class - B
(Specialty Retail) .............. 6
1,266 Hexagon AB, Class - B (Electronic
Equipment, Instruments &
Components) ................. 14
77 Holmen AB, B shares (Paper & Forest
Products) .................... 3
214
Husqvarna AB, B shares (Machinery) ... 2
144 Industrivarden AB, Class - A (Financial
Services)(b) .................. 5
59 Industrivarden AB, Class - C (Financial
Services) .................... 2
155
Indutrade AB (Machinery) ........... 4
81 Investment AB Latour, Class - B (Industrial
Conglomerates) ............... 2
1,064
Investor AB, Class - B (Financial Services) 30
50 L E Lundbergforetagen AB, Class - B
(Financial Services) ............ 2
127 Lifco AB, Class - B (Industrial
Conglomerates) ............... 3
848 Nibe Industrier AB, Class - B (Building
Products) .................... 4
151 Sagax AB, Class - B (Real Estate
Management & Development) ..... 4
692
Sandvik AB (Machinery) ............ 14
280 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 3
913 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 13
234 Skanska AB, Class - B (Construction &
Engineering) ................. 4
191
SKF AB, B shares (Machinery) ........ 4
432 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products) ........ 6
873 Svenska Handelsbanken AB, Class - A
(Banks) ..................... 8
476
Swedbank AB, Class - A (Banks) ....... 10
264 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 3
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
1,729 Telefonaktiebolaget LM Ericsson, Class - B
(Communications Equipment) ..... $ 11
1,249 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 3
148
Trelleborg AB, Class - B (Machinery) ... 6
207
Volvo AB, Class - A (Machinery) ....... 5
855
Volvo AB, Class - B (Machinery) ...... 22
325 Volvo Car AB, Class - B (Automobiles)(a)
(b) ........................ 1
318
Switzerland — 2.33%
975 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 54
82 Adecco Group AG (Professional Services)
(b) ........................ 3
289 Alcon, Inc. (Health Care Equipment &
Supplies) .................... 26
66 Avolta AG, Registered Shares (Specialty
Retail)(b) ................... 3
24 Baloise Holding AG, Registered Shares
(Insurance) .................. 4
16 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 2
2 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 3
14
BKW AG (Electric Utilities) .......... 2
1 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 12
242
Chubb Ltd. (Insurance) .............. 61
321 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 50
100
Clariant AG, Registered Shares (Chemicals) 2
114
Coca-Cola HBC AG (Beverages) ....... 4
115
DSM-Firmenich AG (Chemicals) ...... 13
5
EMS-Chemie Holding AG (Chemicals) .. 4
92
Garmin Ltd. (Household Durables) ..... 15
20 Geberit AG, Registered Shares (Building
Products) .................... 12
5 Givaudan SA, Registered Shares
(Chemicals) .................. 24
6,244
Glencore PLC (Metals & Mining)(b) .... 36
23 Helvetia Holding AG, Registered Shares
(Insurance) .................. 3
319
Holcim AG (Construction Materials)(b) .. 28
119
Julius Baer Group Ltd. (Capital Markets) . 7
32 Kuehne + Nagel International AG,
Registered Shares (Marine
Transportation) ............... 9
96 Logitech International SA, Registered
Shares (Technology Hardware, Storage
& Peripherals) ................ 9
1,587 Nestle SA, Registered Shares (Food
Products) .................... 161

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
14 Partners Group Holding AG (Capital
Markets) .................... $ 18
18 Schindler Holding AG, Class - PC
(Machinery) ................. 5
19 Schindler Holding AG, Registered Shares
(Machinery) ................. 5
91 SGS SA, Registered Shares (Professional
Services)(a)(b) ................ 8
197
SIG Group AG (Containers & Packaging)(b) 4
94
Sika AG, Registered Shares (Chemicals)(b) 27
33 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 10
404 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 16
67 Straumann Holding AG, Registered Shares
(Health Care Equipment & Supplies) 8
18
Swiss Life Holding AG (Insurance) ..... 13
51 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 5
188
Swiss Re AG (Insurance) ............ 23
17 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 10
35
Temenos AG, Registered Shares (Software) 2
39 The Swatch Group AG (Textiles, Apparel &
Luxury Goods) ............... 2
15 The Swatch Group AG, Class - BR (Textiles,
Apparel & Luxury Goods) ....... 3
2,005
UBS Group AG (Capital Markets) ...... 59
17
VAT Group AG (Machinery) .......... 10
89
Zurich Insurance Group AG (Insurance) .. 47
822
United Arab Emirates — 0.00%
118 NMC Health PLC (Health Care Providers &
Services)(a) .................. —
United Kingdom — 3.15%
575
3i Group PLC (Capital Markets) ....... 22
145
Admiral Group PLC (Insurance) ....... 5
590
Amcor PLC (Containers & Packaging) ... 6
390
Amcor PLC (Containers & Packaging) ... 4
791
Anglo American PLC (Metals & Mining) . 25
254 Ashtead Group PLC (Trading Companies &
Distributors) ................. 17
190 Associated British Foods PLC (Food
Products) .................... 6
624 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 6
1,816
Aviva PLC (Insurance) .............. 11
9,374
Barclays PLC (Banks)(b) ............ 25
714 Barratt Developments PLC (Household
Durables)(b) ................. 4
82 Berkeley Group Holdings PLC (Household
Durables) ................... 5
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
10,069
BP PLC (Oil, Gas & Consumable Fuels) . $ 60
3,512 BT Group PLC (Diversified
Telecommunication Services) ..... 6
188 Bunzl PLC (Trading Companies &
Distributors) ................. 7
214 Burberry Group PLC (Textiles, Apparel &
Luxury Goods)(b) ............. 2
3,224
Centrica PLC (Multi-Utilities)(b) ....... 5
563
CNH Industrial N.V. (Machinery) ...... 6
128 Coca-Cola Europacific Partners PLC
(Beverages) .................. 9
1,062 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 29
86
Croda International PLC (Chemicals)(b) . 4
1,373
Diageo PLC (Beverages) ............ 43
96
Endeavour Mining PLC (Metals & Mining) 2
367 Entain PLC (Hotels, Restaurants & Leisure)
(b) ........................ 3
119 Ferguson PLC (Trading Companies &
Distributors) ................. 23
4,002
Haleon PLC (Personal Care Products) ... 16
214 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 7
176 Hargreaves Lansdown PLC (Capital
Markets) .................... 3
11,262
HSBC Holdings PLC (Banks) ......... 97
810
Informa PLC (Media) ............... 9
96 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 10
103
Intertek Group PLC (Professional Services) 6
842 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 3
1,475
JD Sports Fashion PLC (Specialty Retail) 2
1,028
Kingfisher PLC (Specialty Retail) ...... 3
371 Land Securities Group PLC (Diversified
REITs) ..................... 3
3,513
Legal & General Group PLC (Insurance) . 10
39,516
Lloyds Banking Group PLC (Banks) .... 27
276 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 33
1,248
M&G PLC (Financial Services) ........ 3
242
Mondi PLC (Paper & Forest Products) ... 5
2,924
National Grid PLC (Multi-Utilities)(a) ... 33
3,856
NatWest Group PLC (Banks)(b) ....... 15
71
Next PLC (Broadline Retail) .......... 8
399 Pearson PLC (Diversified Consumer
Services) .................... 5
112
Pentair PLC (Machinery) ............ 9
224
Persimmon PLC (Household Durables) .. 4
346
Phoenix Group Holdings PLC (Insurance) 2
1,154
RELX PLC (Professional Services) ..... 53
1,488 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 9
692
Rio Tinto PLC (Metals & Mining) ...... 45
400
Schroders PLC (Capital Markets) ...... 2

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
579
Segro PLC (Industrial REITs)(a) ....... $ 7
175
Severn Trent PLC (Water Utilities)(b) ... 5
3,830 Shell PLC (Oil, Gas & Consumable Fuels)
(a) ........................ 138
601 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 7
219 Smiths Group PLC (Industrial
Conglomerates) ............... 5
51
Spirax Group PLC (Machinery) ........ 5
624
SSE PLC (Electric Utilities)(a) ........ 14
1,286
Standard Chartered PLC (Banks) ....... 12
2,660 Taylor Wimpey PLC (Household Durables)
(b) ........................ 5
4,044 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 16
633
The Sage Group PLC (Software) ....... 9
1,521
Unilever PLC (Personal Care Products) .. 84
407
United Utilities Group PLC (Water Utilities) 5
13,027 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 11
107 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 4
64
Willis Towers Watson PLC (Insurance) .. 17
409
Wise PLC, Class - A (Financial Services)(a) 4
616
WPP PLC (Media) ................. 6
1,111
United States — 71.31%
72
A.O. Smith Corp. (Building Products) ... 6
271
Adobe, Inc. (Software)(a) ............ 151
965 Advanced Micro Devices, Inc.
(Semiconductors & Semiconductor
Equipment)(a) ................ 157
74
AECOM (Construction & Engineering) .. 7
319
Aflac, Inc. (Insurance) .............. 28
181 Agilent Technologies, Inc. (Life Sciences
Tools & Services) .............. 23
136 Air Products and Chemicals, Inc.
(Chemicals) .................. 35
261 Airbnb, Inc., Class - A (Hotels, Restaurants
& Leisure)(a) ................. 40
86
Akamai Technologies, Inc. (IT Services)(a) 8
65
Albemarle Corp. (Chemicals) ......... 6
193 Albertsons Cos., Inc., Class - A (Consumer
Staples Distribution & Retail) ..... 4
95 Alexandria Real Estate Equities, Inc. (Office
REITs) ..................... 11
43 Align Technology, Inc. (Health Care
Equipment & Supplies)(a) ....... 10
138
Alliant Energy Corp. (Electric Utilities) .. 7
177
Ally Financial, Inc. (Consumer Finance) . 7
73 Alnylam Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 18
3,536 Alphabet, Inc., Class - A (Interactive Media
& Services) .................. 644
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
3,077 Alphabet, Inc., Class - C (Interactive Media
& Services) .................. $ 564
5,629
Amazon.com, Inc. (Broadline Retail)(a) .. 1,089
155
Ameren Corp. (Multi-Utilities) ........ 11
313 American Electric Power Co., Inc. (Electric
Utilities) .................... 27
347
American Express Co. (Consumer Finance) 80
53
American Financial Group, Inc. (Insurance) 7
192 American Homes 4 Rent, Class - A
(Residential REITs) ............ 7
422 American International Group, Inc.
(Insurance) .................. 31
285
American Tower Corp. (Specialized REITs) 55
125 American Water Works Co., Inc. (Water
Utilities) .................... 16
55
Ameriprise Financial, Inc. (Capital Markets) 23
133
AMETEK, Inc. (Electrical Equipment) ... 22
728 Amphenol Corp., Class - A (Electronic
Equipment, Instruments &
Components) ................. 49
289 Analog Devices, Inc. (Semiconductors &
Semiconductor Equipment) ....... 66
278 Annaly Capital Management, Inc.
(Mortgage Real Estate Investment
Trusts (REITs)) ............... 5
50
ANSYS, Inc. (Software)(a) ........... 16
124
Aon PLC, Class - A (Insurance) ........ 36
231
APA Corp. (Oil, Gas & Consumable Fuels) 7
243 Apollo Global Management, Inc. (Financial
Services) .................... 29
8,826 Apple, Inc. (Technology Hardware, Storage
& Peripherals) ................ 1,860
487 Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) ....... 115
124
AppLovin Corp., Class - A (Software)(a) . 10
297 Archer-Daniels-Midland Co. (Food
Products) .................... 18
108 Ares Management Corp., Class - A (Capital
Markets) .................... 14
160 Arista Networks, Inc. (Communications
Equipment)(a) ................ 56
132
Arthur J. Gallagher & Co. (Insurance) ... 34
19
Aspen Technology, Inc. (Software)(a) ... 4
30
Assurant, Inc. (Insurance) ............ 5
4,353 AT&T, Inc. (Diversified Telecommunication
Services) .................... 83
98
Atmos Energy Corp. (Gas Utilities) ..... 11
132
Autodesk, Inc. (Software)(a) .......... 33
251 Automatic Data Processing, Inc.
(Professional Services) .......... 60
10
AutoZone, Inc. (Specialty Retail)(a) ..... 30
88 AvalonBay Communities, Inc. (Residential
REITs) ..................... 18
427 Avantor, Inc. (Life Sciences Tools &
Services)(a) .................. 9

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
40 Avery Dennison Corp. (Containers &
Packaging) .................. $ 9
45 Axon Enterprise, Inc. (Aerospace &
Defense)(a) .................. 13
622 Baker Hughes Co. (Energy Equipment &
Services) .................... 22
183
Ball Corp. (Containers & Packaging) .... 11
4,266
Bank of America Corp. (Banks) ........ 170
119
Bath & Body Works, Inc. (Specialty Retail) 5
318 Baxter International, Inc. (Health Care
Equipment & Supplies) ......... 11
78
Bentley Systems, Inc., Class - B (Software) 4
785 Berkshire Hathaway, Inc., Class - B
(Financial Services)(a) .......... 319
129
Best Buy Co., Inc. (Specialty Retail) .... 11
98 Bio-Techne Corp. (Life Sciences Tools &
Services) .................... 7
88
BlackRock, Inc. (Capital Markets) ...... 69
432
Blackstone, Inc. (Capital Markets) ...... 53
339
Block, Inc. (Financial Services)(a) ...... 22
20 Booking Holdings, Inc. (Hotels, Restaurants
& Leisure) ................... 79
79 Booz Allen Hamilton Holding Corp.
(Professional Services) .......... 12
864 Boston Scientific Corp. (Health Care
Equipment & Supplies)(a) ....... 67
264 Broadcom, Inc. (Semiconductors &
Semiconductor Equipment) ....... 424
69 Broadridge Financial Solutions, Inc.
(Professional Services) .......... 14
63 Brookfield Renewable Corp., Class - A
(Independent Power and Renewable
Electricity Producers)(b) ......... 2
135
Brown & Brown, Inc. (Insurance) ...... 12
111
Brown-Forman Corp., Class - B (Beverages) 5
74 Builders FirstSource, Inc. (Building
Products)(a) .................. 10
85
Bunge Global SA (Food Products) ...... 9
40
Burlington Stores, Inc. (Specialty Retail)(a) 10
80
BXP, Inc. (Office REITs) ............ 5
69 C.H. Robinson Worldwide, Inc. (Air Freight
& Logistics) ................. 6
166
Cadence Design Systems, Inc. (Software)(a) 51
129 Caesars Entertainment, Inc. (Hotels,
Restaurants & Leisure)(a) ........ 5
61
Camden Property Trust (Residential REITs) 7
128
Campbell Soup Co. (Food Products) .... 6
235 Capital One Financial Corp. (Consumer
Finance) .................... 33
156 Cardinal Health, Inc. (Health Care Providers
& Services) .................. 15
31
Carlisle Cos., Inc. (Building Products) ... 13
94
CarMax, Inc. (Specialty Retail)(a) ...... 7
594 Carnival Corp. (Hotels, Restaurants &
Leisure)(a) .................. 11
497
Carrier Global Corp. (Building Products) . 31
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
299
Caterpillar, Inc. (Machinery) .......... $ 100
62
Cboe Global Markets, Inc. (Capital Markets) 11
195 CBRE Group, Inc., Class - A (Real Estate
Management & Development)(a) ... 17
83 CDW Corp. (Electronic Equipment,
Instruments & Components) ...... 19
66
Celanese Corp. (Chemicals) .......... 9
89
Celsius Holdings, Inc. (Beverages)(a) ... 5
111 Cencora, Inc. (Health Care Providers &
Services) .................... 25
334 Centene Corp. (Health Care Providers &
Services)(a) .................. 22
399
CenterPoint Energy, Inc. (Multi-Utilities) . 12
112
CF Industries Holdings, Inc. (Chemicals) . 8
60 Charter Communications, Inc., Class - A
(Media)(a) ................... 18
146 Cheniere Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 26
65 Chesapeake Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 5
1,054 Chevron Corp. (Oil, Gas & Consumable
Fuels) ...................... 165
800 Chipotle Mexican Grill, Inc. (Hotels,
Restaurants & Leisure)(a) ........ 50
26 Chord Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 4
90
Cincinnati Financial Corp. (Insurance) ... 11
53 Cintas Corp. (Commercial Services &
Supplies) .................... 37
2,456 Cisco Systems, Inc. (Communications
Equipment) .................. 117
1,144
Citigroup, Inc. (Banks) .............. 73
307
Citizens Financial Group, Inc. (Banks) ... 11
286
Cleveland-Cliffs, Inc. (Metals & Mining)(a) 4
188
Cloudflare, Inc., Class - A (IT Services)(a) 16
218
CME Group, Inc. (Capital Markets) ..... 43
193
CMS Energy Corp. (Multi-Utilities) ..... 11
303 Cognizant Technology Solutions Corp.,
Class - A (IT Services) .......... 21
113 Coinbase Global, Inc., Class - A (Capital
Markets)(a) .................. 25
476 Colgate-Palmolive Co. (Household
Products) .................... 46
2,364
Comcast Corp., Class - A (Media) ...... 93
307
Conagra Brands, Inc. (Food Products) ... 9
148
Confluent, Inc., Class - A (Software)(a) .. 4
690 ConocoPhillips (Oil, Gas & Consumable
Fuels) ...................... 79
209
Consolidated Edison, Inc. (Multi-Utilities) 19
102 Constellation Brands, Inc., Class - A
(Beverages) .................. 26
188 Constellation Energy Corp. (Electric
Utilities) .................... 38
534 Copart, Inc. (Commercial Services &
Supplies)(a) .................. 29

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
127 Corebridge Financial, Inc. (Financial
Services) .................... $ 4
41
Corpay, Inc. (Software)(a) ............ 11
434
Corteva, Inc. (Chemicals) ............ 23
255 CoStar Group, Inc. (Real Estate
Management & Development)(a) ... 19
267 Costco Wholesale Corp. (Consumer Staples
Distribution & Retail) ........... 227
424 Coterra Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 11
416
CRH PLC, ADR (Construction Materials) 31
138 Crowdstrike Holdings, Inc., Class - A
(Software)(a) ................. 53
266
Crown Castle, Inc. (Specialized REITs) .. 26
72 Crown Holdings, Inc. (Containers &
Packaging) .................. 5
1,147
CSX Corp. (Ground Transportation) .... 38
80
Cummins, Inc. (Machinery) .......... 22
776 CVS Health Corp. (Health Care Providers &
Services) .................... 46
171
D.R. Horton, Inc. (Household Durables) .. 24
61 Darden Restaurants, Inc. (Hotels,
Restaurants & Leisure) .......... 9
163
Datadog, Inc., Class - A (Software)(a) ... 21
30 DaVita, Inc. (Health Care Providers &
Services)(a) .................. 4
88
Dayforce, Inc. (Professional Services)(a) . 4
15 Deckers Outdoor Corp. (Textiles, Apparel &
Luxury Goods)(a) ............. 15
162
Deere & Co. (Machinery) ............ 61
158 Dell Technologies, Inc., Class - C
(Technology Hardware, Storage &
Peripherals) .................. 22
79
Delta Air Lines, Inc. (Passenger Airlines) . 4
400 Devon Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 19
238 Dexcom, Inc. (Health Care Equipment &
Supplies)(a) .................. 27
104 Diamondback Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 21
38 Dick's Sporting Goods, Inc. (Specialty
Retail) ...................... 8
185 Digital Realty Trust, Inc. (Specialized
REITs) ..................... 28
153 Discover Financial Services (Consumer
Finance) .................... 20
124
DocuSign, Inc. (Software)(a) .......... 7
134 Dollar General Corp. (Consumer Staples
Distribution & Retail) ........... 18
129 Dollar Tree, Inc. (Consumer Staples
Distribution & Retail)(a) ......... 14
514
Dominion Energy, Inc. (Multi-Utilities) .. 25
20 Domino's Pizza, Inc. (Hotels, Restaurants &
Leisure) .................... 10
177 DoorDash, Inc., Class - A (Hotels,
Restaurants & Leisure)(a) ........ 19
91
Dover Corp. (Machinery) ............ 16
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
439
Dow, Inc. (Chemicals) .............. $ 23
248 DraftKings, Inc. (Hotels, Restaurants &
Leisure)(a) .................. 9
129
DTE Energy Co. (Multi-Utilities) ...... 14
469
Duke Energy Corp. (Electric Utilities) ... 47
254
DuPont de Nemours, Inc. (Chemicals) ... 20
159
Dynatrace, Inc. (Software)(a) ......... 7
70
Eastman Chemical Co. (Chemicals) ..... 7
238
Eaton Corp. PLC (Electrical Equipment) . 75
300
eBay, Inc. (Broadline Retail) .......... 16
147
Ecolab, Inc. (Chemicals) ............. 35
239
Edison International (Electric Utilities) .. 17
373 Edwards Lifesciences Corp. (Health Care
Equipment & Supplies)(a) ....... 34
157
Electronic Arts, Inc. (Entertainment) .... 22
139 Elevance Health, Inc. (Health Care
Providers & Services) ........... 75
27 EMCOR Group, Inc. (Construction &
Engineering) ................. 10
349
Emerson Electric Co. (Electrical Equipment) 38
81 Enphase Energy, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 8
91 Entegris, Inc. (Semiconductors &
Semiconductor Equipment) ....... 12
124
Entergy Corp. (Electric Utilities) ....... 13
356 EOG Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 45
34
EPAM Systems, Inc. (IT Services)(a) .... 6
265
EQT Corp. (Oil, Gas & Consumable Fuels) 10
75
Equifax, Inc. (Professional Services) .... 18
57
Equinix, Inc. (Specialized REITs) ...... 43
171 Equitable Holdings, Inc. (Financial
Services) .................... 7
100 Equity LifeStyle Properties, Inc.
(Residential REITs) ............ 7
198
Equity Residential (Residential REITs) .. 14
15
Erie Indemnity Co., Class - A (Insurance) . 5
147
Essential Utilities, Inc. (Water Utilities) .. 5
36 Essex Property Trust, Inc. (Residential
REITs) ..................... 10
75
Etsy, Inc. (Broadline Retail)(a) ........ 4
157
Evergy, Inc. (Electric Utilities) ........ 8
218
Eversource Energy (Electric Utilities) ... 12
107
Exact Sciences Corp. (Biotechnology)(a) . 5
606
Exelon Corp. (Electric Utilities) ....... 21
83 Expedia Group, Inc. (Hotels, Restaurants &
Leisure)(a) .................. 10
88 Expeditors International of Washington, Inc.
(Air Freight & Logistics) ........ 11
131 Extra Space Storage, Inc. (Specialized
REITs) ..................... 20
2,696 Exxon Mobil Corp. (Oil, Gas & Consumable
Fuels) ...................... 310
33
F5, Inc. (Communications Equipment)(a) . 6

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
23 FactSet Research Systems, Inc. (Capital
Markets) .................... $ 9
15
Fair Isaac Corp. (Software)(a) ......... 22
352 Fastenal Co. (Trading Companies &
Distributors) ................. 22
139
FedEx Corp. (Air Freight & Logistics) ... 42
168
Fidelity National Financial, Inc. (Insurance) 8
337 Fidelity National Information Services, Inc.
(Financial Services) ............ 25
429
Fifth Third Bancorp (Banks) .......... 16
6 First Citizens BancShares, Inc., Class - A
(Banks) ..................... 10
61 First Solar, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 14
315
FirstEnergy Corp. (Electric Utilities) .... 12
354
Fiserv, Inc. (Financial Services)(a) ...... 53
2,412
Ford Motor Co. (Automobiles) ........ 30
408
Fortinet, Inc. (Software)(a) ........... 25
218
Fortive Corp. (Machinery) ........... 16
89 Fortune Brands Innovations, Inc. (Building
Products) .................... 6
111
Fox Corp., Class - A (Media) .......... 4
112
Fox Corp., Class - B (Media) ......... 4
199
Franklin Resources, Inc. (Capital Markets) 4
847
Freeport-McMoRan, Inc. (Metals & Mining) 41
180 Gaming and Leisure Properties, Inc.
(Specialized REITs) ............ 8
48
Gartner, Inc. (IT Services)(a) .......... 22
161
GE Vernova, Inc. (Electrical Equipment)(a) 28
357
Gen Digital, Inc. (Software) .......... 9
356
General Mills, Inc. (Food Products) ..... 23
710
General Motors Co. (Automobiles) ..... 33
88
Genuine Parts Co. (Distributors) ....... 12
160
Global Payments, Inc. (Financial Services) 15
72
GoDaddy, Inc., Class - A (IT Services)(a) . 10
105
Graco, Inc. (Machinery) ............. 8
555 Halliburton Co. (Energy Equipment &
Services) .................... 19
117 HCA Healthcare, Inc. (Health Care
Providers & Services) ........... 38
392 Healthpeak Properties, Inc. (Health Care
REITs) ..................... 8
31
HEICO Corp. (Aerospace & Defense) ... 7
39 HEICO Corp., Class - A (Aerospace &
Defense) .................... 7
72 Henry Schein, Inc. (Health Care Providers &
Services)(a) .................. 5
170
Hess Corp. (Oil, Gas & Consumable Fuels) 25
825 Hewlett Packard Enterprise Co. (Technology
Hardware, Storage & Peripherals) .. 17
90 HF Sinclair Corp. (Oil, Gas & Consumable
Fuels) ...................... 5
149 Hilton Worldwide Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 33
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
161 Hologic, Inc. (Health Care Equipment &
Supplies)(a) .................. $ 12
187
Hormel Foods Corp. (Food Products) .... 6
454 Host Hotels & Resorts, Inc. (Hotel & Resort
REITs) ..................... 8
227 Howmet Aerospace, Inc. (Aerospace &
Defense) .................... 18
566 HP, Inc. (Technology Hardware, Storage &
Peripherals) .................. 20
31
Hubbell, Inc. (Electrical Equipment) .... 11
30
HubSpot, Inc. (Software)(a) .......... 18
76 Humana, Inc. (Health Care Providers &
Services) .................... 28
931
Huntington Bancshares, Inc. (Banks) .... 12
32 Hyatt Hotels Corp., Class - A (Hotels,
Restaurants & Leisure) .......... 5
45
IDEX Corp. (Machinery) ............ 9
51 IDEXX Laboratories, Inc. (Health Care
Equipment & Supplies)(a) ....... 25
181
Illinois Tool Works, Inc. (Machinery) .... 43
114
Incyte Corp. (Biotechnology)(a) ....... 7
254
Ingersoll Rand, Inc. (Machinery) ....... 23
40 Insulet Corp. (Health Care Equipment &
Supplies)(a) .................. 8
2,572 Intel Corp. (Semiconductors &
Semiconductor Equipment) ....... 80
334 Intercontinental Exchange, Inc. (Capital
Markets) .................... 46
553 International Business Machines Corp. (IT
Services) .................... 96
159 International Flavors & Fragrances, Inc.
(Chemicals) .................. 15
205 International Paper Co. (Containers &
Packaging) .................. 9
167
Intuit, Inc. (Software) ............... 110
214 Intuitive Surgical, Inc. (Health Care
Equipment & Supplies)(a) ....... 95
383
Invitation Homes, Inc. (Residential REITs) 14
112 IQVIA Holdings, Inc. (Life Sciences Tools
& Services)(a) ................ 24
184
Iron Mountain, Inc. (Specialized REITs) . 16
73 Jabil, Inc. (Electronic Equipment,
Instruments & Components) ...... 8
39 Jack Henry & Associates, Inc. (Financial
Services) .................... 6
70 Jacobs Solutions, Inc. (Professional
Services) .................... 10
52 JB Hunt Transport Services, Inc. (Ground
Transportation) ............... 8
425 Johnson Controls International PLC
(Building Products) ............ 28
1,727
JPMorgan Chase & Co. (Banks) ....... 349
197 Juniper Networks, Inc. (Communications
Equipment) .................. 7
155
Kellanova (Food Products) ........... 9
1,167
Kenvue, Inc. (Personal Care Products) ... 21

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
651
Keurig Dr Pepper, Inc. (Beverages) ..... $ 22
555
KeyCorp (Banks) .................. 8
115 Keysight Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 16
209
Kimberly-Clark Corp. (Household Products) 29
388
Kimco Realty Corp. (Retail REITs) ..... 8
1,232 Kinder Morgan, Inc. (Oil, Gas &
Consumable Fuels) ............. 24
359
KKR & Co., Inc. (Capital Markets) ..... 38
78 KLA Corp. (Semiconductors &
Semiconductor Equipment) ....... 64
105 Knight-Swift Transportation Holdings, Inc.
(Ground Transportation) ......... 5
52 Labcorp Holdings, Inc. (Health Care
Providers & Services) ........... 11
76 Lam Research Corp. (Semiconductors &
Semiconductor Equipment) ....... 81
92 Lamb Weston Holdings, Inc. (Food
Products) .................... 8
237 Las Vegas Sands Corp. (Hotels, Restaurants
& Leisure) ................... 10
97 Lattice Semiconductor Corp.
(Semiconductors & Semiconductor
Equipment)(a) ................ 6
146 Lennar Corp., Class - A (Household
Durables) ................... 22
19 Lennox International, Inc. (Building
Products) .................... 10
114 Liberty Media Corp.-Liberty Formula One
(Entertainment)(a) ............. 8
288
Linde PLC (Chemicals) ............. 126
93 Live Nation Entertainment, Inc.
(Entertainment)(a) ............. 9
152
LKQ Corp. (Distributors) ............ 6
99
Loews Corp. (Insurance) ............. 7
345
Lowe's Cos., Inc. (Specialty Retail) ..... 76
44 LPL Financial Holdings, Inc. (Capital
Markets) .................... 12
163 LyondellBasell Industries N.V., Class - A
(Chemicals) .................. 16
105
M&T Bank Corp. (Banks) ............ 16
35
Manhattan Associates, Inc. (Software)(a) . 9
359 Marathon Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 10
215 Marathon Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 37
8
Markel Group, Inc. (Insurance)(a) ...... 13
23 MarketAxess Holdings, Inc. (Capital
Markets) .................... 5
149 Marriott International, Inc., Class - A
(Hotels, Restaurants & Leisure) .... 36
301
Marsh & McLennan Cos., Inc. (Insurance) 63
38 Martin Marietta Materials, Inc.
(Construction Materials) ......... 21
525 Marvell Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 37
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
131
Masco Corp. (Building Products) ....... $ 9
498 Mastercard, Inc., Class - A (Financial
Services) .................... 220
143 Match Group, Inc. (Interactive Media &
Services)(a) .................. 4
160
McCormick & Co., Inc. (Food Products) . 11
439 McDonald's Corp. (Hotels, Restaurants &
Leisure) .................... 112
1,318 Meta Platforms, Inc., Class - A (Interactive
Media & Services) ............. 665
364
MetLife, Inc. (Insurance) ............ 26
12 Mettler-Toledo International, Inc. (Life
Sciences Tools & Services)(a) ..... 17
169 MGM Resorts International (Hotels,
Restaurants & Leisure)(a) ........ 8
329 Microchip Technology, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 30
667 Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) ....... 88
4,244
Microsoft Corp. (Software) ........... 1,898
10
MicroStrategy, Inc. (Software)(a) ...... 14
66 Mid-America Apartment Communities, Inc.
(Residential REITs) ............ 9
36 Molina Healthcare, Inc. (Health Care
Providers & Services)(a) ......... 11
103 Molson Coors Beverage Co., Class - B
(Beverages) .................. 5
827 Mondelez International, Inc., Class - A
(Food Products) ............... 54
44
MongoDB, Inc. (IT Services)(a) ....... 11
28 Monolithic Power Systems, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 23
433
Monster Beverage Corp. (Beverages)(a) .. 22
100
Moody's Corp. (Capital Markets) ....... 42
729
Morgan Stanley (Capital Markets) ...... 71
101 Motorola Solutions, Inc. (Communications
Equipment) .................. 39
48
MSCI, Inc. (Capital Markets) ......... 23
255
Nasdaq, Inc. (Capital Markets) ........ 15
127 NetApp, Inc. (Technology Hardware,
Storage & Peripherals) .......... 16
259
Netflix, Inc. (Entertainment)(a) ........ 175
59 Neurocrine Biosciences, Inc.
(Biotechnology)(a) ............. 8
724
Newmont Corp. (Metals & Mining) ..... 30
235
News Corp., Class - A (Media) ........ 6
1,225
NextEra Energy, Inc. (Electric Utilities) .. 87
727 NIKE, Inc., Class - B (Textiles, Apparel &
Luxury Goods) ............... 55
304
NiSource, Inc. (Multi-Utilities) ........ 9
38
Nordson Corp. (Machinery) .......... 9
138 Norfolk Southern Corp. (Ground
Transportation) ............... 30
131
Northern Trust Corp. (Capital Markets) .. 11

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
121
NRG Energy, Inc. (Electric Utilities) .... $ 9
142
Nucor Corp. (Metals & Mining) ....... 22
15,040 NVIDIA Corp. (Semiconductors &
Semiconductor Equipment) ....... 1,859
2
NVR, Inc. (Household Durables)(a) ..... 15
405 Occidental Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 26
92
Okta, Inc. (IT Services)(a) ............ 9
120 Old Dominion Freight Line, Inc. (Ground
Transportation) ............... 21
125
Omnicom Group, Inc. (Media) ........ 11
263 ON Semiconductor Corp. (Semiconductors
& Semiconductor Equipment)(a) ... 18
322 ONEOK, Inc. (Oil, Gas & Consumable
Fuels) ...................... 26
999
Oracle Corp. (Software) ............. 141
36 O'Reilly Automotive, Inc. (Specialty Retail)
(a) ........................ 38
237
Otis Worldwide Corp. (Machinery) ..... 23
147
Ovintiv, Inc. (Oil, Gas & Consumable Fuels) 7
54
Owens Corning (Building Products) .... 9
320
PACCAR, Inc. (Machinery) .......... 33
51 Packaging Corp. of America (Containers &
Packaging) .................. 9
1,175 Palantir Technologies, Inc., Class - A
(Software)(a) ................. 30
194
Palo Alto Networks, Inc. (Software)(a) ... 66
291
Paramount Global, Class - B (Media) .... 3
79
Parker-Hannifin Corp. (Machinery) ..... 40
201
Paychex, Inc. (Professional Services) .... 24
30 Paycom Software, Inc. (Professional
Services) .................... 4
26 Paylocity Holding Corp. (Professional
Services)(a) .................. 3
593 PayPal Holdings, Inc. (Financial Services)
(a) ........................ 34
822
PepsiCo, Inc. (Beverages) ............ 136
1,247
PG&E Corp. (Electric Utilities) ........ 22
258
Phillips 66 (Oil, Gas & Consumable Fuels) 36
344 Pinterest, Inc., Class - A (Interactive Media
& Services)(a) ................ 15
25
Pool Corp. (Distributors) ............ 8
146
PPG Industries, Inc. (Chemicals) ....... 18
463
PPL Corp. (Electric Utilities) .......... 13
154
Principal Financial Group, Inc. (Insurance) 12
564
Prologis, Inc. (Industrial REITs) ....... 63
201
Prudential Financial, Inc. (Insurance) .... 24
76
PTC, Inc. (Software)(a) ............. 14
288 Public Service Enterprise Group, Inc.
(Multi-Utilities) ............... 21
97
Public Storage (Specialized REITs) ..... 28
131
PulteGroup, Inc. (Household Durables) .. 14
189 Pure Storage, Inc., Class - A (Technology
Hardware, Storage & Peripherals)(a) 12
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
54 Qorvo, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... $ 6
661 QUALCOMM, Inc. (Semiconductors &
Semiconductor Equipment) ....... 132
89 Quanta Services, Inc. (Construction &
Engineering) ................. 23
74 Quest Diagnostics, Inc. (Health Care
Providers & Services) ........... 10
114 Raymond James Financial, Inc. (Capital
Markets) .................... 14
100 RB Global, Inc. (Commercial Services &
Supplies) .................... 8
500
Realty, Inc.ome Corp. (Retail REITs) .... 26
95
Regency Centers Corp. (Retail REITs) ... 6
609
Regions Financial Corp. (Banks) ....... 12
34
Reliance, Inc. (Metals & Mining) ...... 10
29 Repligen Corp. (Life Sciences Tools &
Services)(a) .................. 4
136 Republic Services, Inc. (Commercial
Services & Supplies) ........... 26
86 ResMed, Inc. (Health Care Equipment &
Supplies) .................... 16
453 Rivian Automotive, Inc., Class - A
(Automobiles)(a) .............. 6
331 Robinhood Markets, Inc., Class - A (Capital
Markets)(a) .................. 8
286 ROBLOX Corp., Class - A (Entertainment)
(a) ........................ 11
71 Rockwell Automation, Inc. (Electrical
Equipment) .................. 20
71
Roku, Inc. (Entertainment)(a) ......... 4
169 Rollins, Inc. (Commercial Services &
Supplies) .................... 8
65
Roper Technologies, Inc. (Software) .... 37
192
Ross Stores, Inc. (Specialty Retail) ..... 28
150 Royal Caribbean Cruises Ltd. (Hotels,
Restaurants & Leisure)(a) ........ 24
263 Royalty Pharma PLC, Class - A
(Pharmaceuticals) ............. 7
79
RPM International, Inc. (Chemicals) .... 9
190
S&P Global, Inc. (Capital Markets) ..... 85
581
Salesforce, Inc. (Software) ........... 149
118
Samsara, Inc., Class - A (Software)(a) ... 4
68 SBA Communications Corp. (Specialized
REITs) ..................... 13
869 Schlumberger N.V. (Energy Equipment &
Services) .................... 41
115 Seagate Technology Holdings PLC
(Technology Hardware, Storage &
Peripherals) .................. 12
64
SEI Investments Co. (Capital Markets) .. 4
340
Sempra (Multi-Utilities) ............. 26
122
ServiceNow, Inc. (Software)(a) ........ 96
191
Simon Property Group, Inc. (Retail REITs) 29
94 Skyworks Solutions, Inc. (Semiconductors
& Semiconductor Equipment) ..... 10

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
724 Snap, Inc., Class - A (Interactive Media &
Services)(a) .................. $ 12
34
Snap-on, Inc. (Machinery) ........... 9
190
Snowflake, Inc., Class - A (IT Services)(a) 26
64 Solventum Corp. (Health Care Providers &
Services)(a) .................. 3
105
Southwest Airlines Co. (Passenger Airlines) 3
122 SS&C Technologies Holdings, Inc.
(Professional Services) .......... 8
91
Stanley Black & Decker, Inc. (Machinery) 7
672 Starbucks Corp. (Hotels, Restaurants &
Leisure) .................... 52
170
State Street Corp. (Capital Markets) ..... 13
93
Steel Dynamics, Inc. (Metals & Mining) . 12
62 STERIS PLC (Health Care Equipment &
Supplies) .................... 14
202 Stryker Corp. (Health Care Equipment &
Supplies) .................... 69
79
Sun Communities, Inc. (Residential REITs) 10
32 Super Micro Computer, Inc. (Technology
Hardware, Storage & Peripherals)(a) 26
231
Synchrony Financial (Consumer Finance) 11
93
Synopsys, Inc. (Software)(a) .......... 55
313 Sysco Corp. (Consumer Staples Distribution
& Retail) .................... 22
122
T. Rowe Price Group, Inc. (Capital Markets) 14
93 Take-Two Interactive Software, Inc.
(Entertainment)(a) ............. 14
114 Targa Resources Corp. (Oil, Gas &
Consumable Fuels) ............. 15
282 Target Corp. (Consumer Staples Distribution
& Retail) .................... 42
166 TE Connectivity Ltd. (Electronic
Equipment, Instruments &
Components) ................. 25
32 Teleflex, Inc. (Health Care Equipment &
Supplies) .................... 7
94 Teradyne, Inc. (Semiconductors &
Semiconductor Equipment) ....... 14
1,721
Tesla, Inc. (Automobiles)(a) .......... 341
549 Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) ....... 107
12 Texas Pacific Land Corp. (Oil, Gas &
Consumable Fuels) ............. 9
415 The AES Corp. (Independent Power and
Renewable Electricity Producers) .. 7
160
The Allstate Corp. (Insurance) ......... 26
446 The Bank of New York Mellon Corp.
(Capital Markets) .............. 27
130
The Carlyle Group, Inc. (Capital Markets) 5
917 The Charles Schwab Corp. (Capital
Markets) .................... 68
170 The Cigna Group (Health Care Providers &
Services) .................... 56
73
The Clorox Co. (Household Products) ... 10
2,441
The Coca-Cola Co. (Beverages) ....... 155
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
143 The Estee Lauder Cos., Inc. (Personal Care
Products) .................... $ 15
195 The Goldman Sachs Group, Inc. (Capital
Markets) .................... 88
166 The Hartford Financial Services Group, Inc.
(Insurance) .................. 17
93
The Hershey Co. (Food Products) ...... 17
594
The Home Depot, Inc. (Specialty Retail) . 204
254
The Interpublic Group of Cos., Inc. (Media) 7
63
The J.M. Smucker Co. (Food Products) .. 7
531
The Kraft Heinz Co. (Food Products) .... 17
431 The Kroger Co. (Consumer Staples
Distribution & Retail) ........... 22
186
The Mosaic Co. (Chemicals) .......... 5
246 The PNC Financial Services Group, Inc.
(Banks) ..................... 38
355
The Progressive Corp. (Insurance) ...... 74
142
The Sherwin-Williams Co. (Chemicals) .. 42
659
The Southern Co. (Electric Utilities) .... 51
683
The TJX Cos., Inc. (Specialty Retail) .... 75
62
The Toro Co. (Machinery) ............ 6
273
The Trade Desk, Inc., Class - A (Media)(a) 27
140
The Travelers Cos., Inc. (Insurance) ..... 28
1,114
The Walt Disney Co. (Entertainment) .... 111
745 The Williams Cos., Inc. (Oil, Gas &
Consumable Fuels) ............. 32
320 T-Mobile US, Inc. (Wireless
Telecommunication Services) ..... 56
200
Toast, Inc., Class - A (Financial Services)(a) 5
68
Tractor Supply Co. (Specialty Retail) .... 18
65 Tradeweb Markets, Inc., Class - A (Capital
Markets) .................... 7
34 TransDigm Group, Inc. (Aerospace &
Defense) .................... 43
116
TransUnion (Professional Services) ..... 9
143 Trimble, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 8
825
Truist Financial Corp. (Banks) ......... 32
93
Twilio, Inc., Class - A (IT Services)(a) ... 5
27
Tyler Technologies, Inc. (Software)(a) ... 14
184
Tyson Foods, Inc., Class - A (Food Products) 11
942
U.S. Bancorp (Banks) ............... 37
1,117 Uber Technologies, Inc. (Ground
Transportation)(a) ............. 81
175
UDR, Inc. (Residential REITs) ........ 7
59 U-Haul Holding Co. (Ground
Transportation) ............... 4
230
UiPath, Inc., Class - A (Software)(a) .... 3
30
Ulta Beauty, Inc. (Specialty Retail)(a) ... 12
370 Union Pacific Corp. (Ground
Transportation) ............... 84
441 United Parcel Service, Inc., Class - B (Air
Freight & Logistics) ............ 60
42 United Rentals, Inc. (Trading Companies &
Distributors) ................. 27

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
27 United Therapeutics Corp. (Biotechnology)
(a) ........................ $ 9
554 UnitedHealth Group, Inc. (Health Care
Providers & Services) ........... 282
142
Unity Software, Inc. (Software)(a) ...... 2
34 Universal Health Services, Inc., Class - B
(Health Care Providers & Services) . 6
204 Valero Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 32
94 Veeva Systems, Inc., Class - A (Health Care
Technology)(a) ............... 17
223
Ventas, Inc. (Health Care REITs) ....... 11
159 Veralto Corp. (Commercial Services &
Supplies) .................... 15
54
VeriSign, Inc. (IT Services)(a) ......... 10
89 Verisk Analytics, Inc. (Professional
Services) .................... 24
2,555 Verizon Communications, Inc. (Diversified
Telecommunication Services) ..... 105
223 Vertiv Holdings Co., Class - A (Electrical
Equipment) .................. 19
659
VICI Properties, Inc. (Specialized REITs) 19
947
Visa, Inc., Class - A (Financial Services) . 249
215 Vistra Corp. (Independent Power and
Renewable Electricity Producers) .. 18
81 Vulcan Materials Co. (Construction
Materials) ................... 20
115
W.R. Berkley Corp. (Insurance) ........ 9
27 W.W. Grainger, Inc. (Trading Companies &
Distributors) ................. 24
415 Walgreens Boots Alliance, Inc. (Consumer
Staples Distribution & Retail) ..... 5
2,673 Walmart, Inc. (Consumer Staples
Distribution & Retail) ........... 181
1,469 Warner Bros. Discovery, Inc.
(Entertainment)(a) ............. 11
246 Waste Management, Inc. (Commercial
Services & Supplies) ........... 52
38 Waters Corp. (Life Sciences Tools &
Services)(a) .................. 11
20 Watsco, Inc. (Trading Companies &
Distributors) ................. 9
198
WEC Energy Group, Inc. (Multi-Utilities) 16
2,117
Wells Fargo & Co. (Banks) ........... 126
334
Welltower, Inc. (Health Care REITs) .... 35
44 West Pharmaceutical Services, Inc. (Life
Sciences Tools & Services) ....... 14
207 Western Digital Corp. (Technology
Hardware, Storage & Peripherals)(a) 16
108 Westinghouse Air Brake Technologies Corp.
(Machinery) ................. 17
19
Westlake Corp. (Chemicals) .......... 3
137
Westrock Co. (Containers & Packaging) .. 7
461
Weyerhaeuser Co. (Specialized REITs) .. 13
39
Williams-Sonoma, Inc. (Specialty Retail) . 11
127
Workday, Inc., Class - A (Software)(a) ... 28
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
123
WP Carey, Inc. (Diversified REITs) ..... $ 7
55 Wynn Resorts Ltd. (Hotels, Restaurants &
Leisure) .................... 5
338
Xcel Energy, Inc. (Electric Utilities) ..... 18
150
Xylem, Inc. (Machinery) ............. 20
174 Yum! Brands, Inc. (Hotels, Restaurants &
Leisure) .................... 23
30 Zebra Technologies Corp. (Electronic
Equipment, Instruments &
Components)(a) ............... 9
80 Zillow Group, Inc., Class - C (Real Estate
Management & Development)(a) ... 4
132 Zimmer Biomet Holdings, Inc. (Health Care
Equipment & Supplies) ......... 14
282
Zoetis, Inc. (Pharmaceuticals) ......... 49
156 Zoom Video Communications, Inc., Class -
A (Software)(a) ............... 9
52
Zscaler, Inc. (Software)(a) ............ 10
25,166
Uruguay — 0.13%
28
MercadoLibre, Inc. (Broadline Retail)(a) . 46
Total Common Stocks .............. 35,226
Right — 0.00%
Italy — 0.00%
62 Amplifon SpA, (Health Care Providers &
Services)(a) .................. —
Total Right ...................... —
Warrant — 0.00%
Canada — 0.00%
12 Constellation Software, Inc., 3/31/40
(Software)(a) ................. —
Total Warrant ................... —
Investment Company — 0.09%
Money Market Funds — 0.09%
30,101 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
5.20%(c) .................... 30
Total Investment Company .......... 30
Total Investments (cost $20,205 ) —
99.90% ..................... 35,256
Other assets in excess of liabilities —
0.10% ...................... 35

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (concluded) — June 30, 2024
As of June 30, 2024 , 100% of the Portfolio’s net assets were managed by
Mellon Investments Corporation.
Net Assets - 100.00% $ 35,291
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments — June 30, 2024
77
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 88.14%
Australia — 5.52%
4,466
Ampol Ltd. (Oil, Gas & Consumable Fuels) $ 96
153,655
ANZ Group Holdings Ltd. (Banks)(a) ... 2,894
21,823 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 724
82,839
Bendigo & Adelaide Bank Ltd. (Banks) .. 635
85,014
BHP Group Ltd. (Metals & Mining) ..... 2,432
70,201
BHP Group Ltd. (Metals & Mining) ..... 1,998
43,919
Commonwealth Bank of Australia (Banks) 3,730
53,824
Fortescue Ltd. (Metals & Mining) ...... 769
68,557
Goodman Group (Industrial REITs) ..... 1,589
7,899
Macquarie Group Ltd. (Capital Markets) . 1,078
174,147
National Australia Bank Ltd. (Banks) .... 4,208
41,245
Qantas Airways Ltd. (Passenger Airlines)(a) 161
55,092
QBE Insurance Group Ltd. (Insurance)(a) 639
15,339
Rio Tinto Ltd. (Metals & Mining) ...... 1,217
150,128
Santos Ltd. (Oil, Gas & Consumable Fuels) 767
198,921
Scentre Group (Retail REITs) ......... 414
18,427
Suncorp Group Ltd. (Insurance)(a) ..... 214
299,456 The Lottery Corp. Ltd. (Hotels, Restaurants
& Leisure) ................... 1,013
44,996
Treasury Wine Estates Ltd. (Beverages) .. 373
63,839
Wesfarmers Ltd. ( Broadline Retail) ..... 2,775
148,167
Westpac Banking Corp. (Banks) ....... 2,691
28,099 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 529
35,740
Worley Ltd. (Construction & Engineering) 357
31,303
Austria — 0.24%
23,927
Erste Group Bank AG (Banks) ........ 1,133
4,792
OMV AG (Oil, Gas & Consumable Fuels) 209
1,342
Belgium — 0.46%
40,660 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 2,356
2,496
Elia Group SA/N.V. (Electric Utilities) ... 234
2,590
Canada — 9.04%
29,288
Air Canada (Passenger Airlines)(a) ..... 383
50,883 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 2,856
8,987
AltaGas Ltd. (Gas Utilities) ........... 203
45,514
Bank of Montreal (Banks) ............ 3,821
31,854 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 1,567
111,414 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 3,968
3,130 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 247
11,085 Canadian Tire Corp. Ltd., Class - A
( Broadline Retail)(a) ........... 1,100
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
3,259 CCL Industries, Inc., Class - B (Containers
& Packaging) ................. $ 171
125,033 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 2,458
835
Constellation Software, Inc. (Software) .. 2,406
11,192
Dollarama , Inc. ( Broadline Retail) ...... 1,022
7,123 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 253
1,023
Fairfax Financial Holdings Ltd. (Insurance) 1,164
17,917 First Quantum Minerals Ltd. (Metals &
Mining) ..................... 235
7,691
Franco-Nevada Corp. (Metals & Mining) . 912
24,142 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 940
64,358
Great-West Lifeco , Inc. (Insurance) ..... 1,878
12,464
Hydro One Ltd. (Electric Utilities) ...... 363
5,430
Intact Financial Corp. (Insurance) ...... 905
56,358 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 1,561
2,505
Lumine Group, Inc. (Software)(a) ...... 68
28,660 Magna International, Inc. (Automobile
Components) ................. 1,201
8,370
Manulife Financial Corp. (Insurance) .... 223
15,818
Methanex Corp. (Chemicals) .......... 764
18,402
National Bank of Canada (Banks) ...... 1,460
62,155 Northland Power, Inc. (Independent Power
and Renewable Electricity Producers) 1,069
3,339
Nutrien Ltd. (Chemicals) ............ 170
1,796
Onex Corp. (Capital Markets) ......... 122
7,732 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 287
66,482
Power Corp. of Canada (Insurance) ..... 1,848
6,978 Primaris Real Estate Investment Trust
(Retail REITs) ................ 68
1,726 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 122
67,963 RioCan Real Estate Investment Trust (Retail
REITs) ..................... 835
13,991
Royal Bank of Canada (Banks) ........ 1,490
52,851
Shopify, Inc., Class - A (IT Services)(a) .. 3,493
52,951
Sun Life Financial, Inc. (Insurance) ..... 2,597
5,745 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 219
18,439 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 884
12,498
The Toronto-Dominion Bank (Banks) ... 687
22,457 Thomson Reuters Corp. (Professional
Services) .................... 3,786
28,308 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 1,484
51,290
Denmark — 3.64%
2,246
DSV A/S (Air Freight & Logistics) ..... 344
7,565
Genmab A/S (Biotechnology)(a) ....... 1,896

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Denmark (continued)
127,453 Novo Nordisk A/S, Class - B
(Pharmaceuticals) ............. $ 18,407
20,647
Finland — 0.61%
4,385
Mandatum Oyj (Insurance) ........... 20
178,699
Nordea Bank Abp (Banks) ........... 2,128
3,545
Orion Oyj , Class - B (Pharmaceuticals) .. 151
4,385
Sampo Oyj , A Shares (Insurance) ...... 188
44,232 Stora Enso Oyj , Registered Shares (Paper &
Forest Products) ............... 604
10,204 UPM- Kymmene Oyj (Paper & Forest
Products) .................... 356
3,447
France — 9.12%
2,230 Aeroports de Paris SA (Transportation
Infrastructure) ................ 271
24,146
Air Liquide SA (Chemicals) .......... 4,170
23,149
Airbus SE (Aerospace & Defense) ...... 3,179
47,723
AXA SA (Insurance) ............... 1,562
46,563
BNP Paribas SA (Banks) ............. 2,968
1,044
Capgemini SE (IT Services) .......... 208
3,697
Cie de Saint-Gobain SA (Building Products) 287
99,973
Credit Agricole SA (Banks) ........... 1,364
6,505
Dassault Systemes SE (Software) ...... 246
1,749
Eiffage SA (Construction & Engineering) . 161
25,532
Engie SA (Multi-Utilities) ............ 365
18,607 EssilorLuxottica SA (Health Care
Equipment & Supplies)(a) ....... 4,009
2,933
Eurazeo SE (Financial Services) ....... 234
1,233
Gecina SA (Office REITs) ............ 113
2,454 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 5,623
10,109
L'Oreal SA (Personal Care Products) .... 4,439
5,264 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 4,022
5,232
Pernod Ricard SA (Beverages) ........ 710
8,075
Publicis Groupe SA (Media) .......... 859
7,261
Renault SA (Automobiles) ........... 372
27,561
Sanofi SA (Pharmaceuticals) .......... 2,654
34,976 Schneider Electric SE (Electrical
Equipment) .................. 8,401
98,039
Societe Generale SA (Banks) ......... 2,301
4,176
Thales SA (Aerospace & Defense) ...... 669
23,129 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 1,544
7,086
Unibail - Rodamco -Westfield (Retail REITs) 558
15,933
Veolia Environnement SA (Multi-Utilities) 476
51,765
Germany — 6.94%
13,053 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 3,117
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
10,077
Allianz SE, Registered Shares (Insurance) $ 2,800
1,793 Bayerische Motoren Werke AG
(Automobiles) ................ 170
1,065
Beiersdorf AG (Personal Care Products) .. 156
33,975
Commerzbank AG (Banks) ........... 516
2,692
Covestro AG (Chemicals)(a) .......... 158
113,622 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 1,814
21,575
Deutsche Boerse AG (Capital Markets) .. 4,415
69,579
Deutsche Post AG (Air Freight & Logistics) 2,816
128,506 Deutsche Telekom AG (Diversified
Telecommunication Services) ..... 3,231
5,615 Fraport AG Frankfurt Airport Services
Worldwide (Transportation
Infrastructure)(a) .............. 290
6,983
GEA Group AG (Machinery) ......... 291
1,115
Hannover Rueck SE (Insurance) ....... 283
82,230 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment) ..... 3,021
2,540 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen ,
Registered Shares (Insurance) ..... 1,270
18,514 RWE AG (Independent Power and
Renewable Electricity Producers) .. 633
36,196
SAP SE (Software) ................. 7,345
1,461 Sartorius AG, Preference Shares (Life
Sciences Tools & Services) ....... 343
28,228 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 5,250
6,087
Symrise AG (Chemicals) ............ 745
6,109 Volkswagen AG, Preference Shares
(Automobiles) ................ 689
39,353
Hong Kong — 1.00%
483,480
AIA Group Ltd. (Insurance) .......... 3,282
75,055
BOC Hong Kong Holdings Ltd. (Banks) . 231
334,000 China Common Rich Renewable Energy
Investment Ltd. (Independent Power
and Renewable Electricity Producers)
(a)(b) ...................... —
59,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... 275
414,317
Link REIT (Retail REITs)(a) .......... 1,610
14,472 Pacific Century Premium Developments
Ltd. (Real Estate Management &
Development)(a) .............. —
121,391 PCCW Ltd. (Diversified Telecommunication
Services) .................... 61
24,000 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 212
5,671
Ireland (Republic of) — 1.06%
8,728 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 813

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Ireland (Republic of) (continued)
332,317
Bank of Ireland Group PLC (Banks) .... $ 3,476
25,494
Experian PLC (Professional Services) ... 1,188
16,821 James Hardie Industries PLC (Construction
Materials)(a) ................. 531
6,008
Israel — 0.15%
862
CyberArk Software Ltd. (Software)(a) ... 236
3,472
Nice Ltd., ADR (Software)(a) ......... 597
833
Italy — 1.64%
47,935
Enel SpA (Electric Utilities) .......... 333
1,561
Ferrari N.V. (Automobiles) ........... 636
69,888
Generali (Insurance) ................ 1,743
157,139
Intesa Sanpaolo SpA (Banks) ......... 584
7,820
Iveco Group N.V. (Machinery) ........ 88
168,665 Mediobanca Banca di Credito Finanziario
SpA (Banks) ................. 2,473
7,356 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 449
166,391
Nexi SpA (Financial Services)(a) ....... 1,015
9,459
Poste Italiane SpA (Insurance) ......... 120
104,597
Snam SpA (Gas Utilities) ............ 463
180,455 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 1,395
9,299
Japan — 17.32%
8,800 Advantest Corp. (Semiconductors &
Semiconductor Equipment) ....... 351
6,845
AGC, Inc. (Building Products) ........ 222
4,500
Aisin Corp. (Automobile Components) .. 147
27,300
Ajinomoto Co., Inc. (Food Products) .... 957
15,300
Amada Co. Ltd. (Machinery) ......... 169
6,100
Asahi Group Holdings Ltd. (Beverages) .. 215
3,900 Azbil Corp. (Electronic Equipment,
Instruments & Components) ...... 109
21,100 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 412
15,200 Bridgestone Corp. (Automobile
Components) ................. 597
38,300 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 1,037
8,600
Capcom Co. Ltd. (Entertainment) ...... 162
293,700
Concordia Financial Group Ltd. (Banks) . 1,727
178,200
CyberAgent , Inc. (Media) ............ 1,116
13,388 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 450
58,800
Daifuku Co. Ltd. (Machinery) ......... 1,100
40,900
Dai-ichi Life Holdings, Inc. (Insurance) .. 1,093
1,279 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 132
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
15,550 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... $ 394
12,000
Denso Corp. (Automobile Components) .. 186
4,800
Dentsu Group, Inc. (Media) .......... 121
23,200
Eisai Co. Ltd. (Pharmaceuticals) ....... 951
3,900
Fuji Electric Co. Ltd. (Electrical Equipment) 222
25,200 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 589
109,000
Fujitsu Ltd. (IT Services) ............ 1,705
185,500
Hitachi Ltd. (Industrial Conglomerates) .. 4,153
12,900
Honda Motor Co. Ltd. (Automobiles) ... 138
20,700 Hoya Corp. (Health Care Equipment &
Supplies) .................... 2,407
36,500 Iida Group Holdings Co. Ltd. (Household
Durables) ................... 480
39,100
Inpex Corp. (Oil, Gas & Consumable Fuels) 575
22,100 Isetan Mitsukoshi Holdings Ltd. ( Broadline
Retail) ...................... 415
21,000
Isuzu Motors Ltd. (Automobiles) ....... 278
92,317 ITOCHU Corp. (Trading Companies &
Distributors) ................. 4,508
6,000
Japan Airlines Co. Ltd. (Passenger Airlines) 95
70,600 Japan Exchange Group, Inc. (Capital
Markets) .................... 1,647
8,300
Japan Post Insurance Co. Ltd. (Insurance) 161
9,200 Kawasaki Heavy Industries Ltd.
(Machinery) ................. 349
101,200 KDDI Corp. (Wireless Telecommunication
Services) .................... 2,676
6,100 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 2,675
22,000
Kikkoman Corp. (Food Products) ...... 255
6,345
Komatsu Ltd. (Machinery) ........... 184
11,600
Kyoto Financial Group, Inc. (Banks) .... 206
34,600
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 591
6,000 Lasertec Corp. (Semiconductors &
Semiconductor Equipment) ....... 1,346
128,300
M3, Inc. (Health Care Technology) ..... 1,223
22,200
Makita Corp. (Machinery) ........... 603
63,300 Marubeni Corp. (Trading Companies &
Distributors) ................. 1,171
171,435 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 3,355
34,200 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 536
97,000 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 1,039
432,200 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 4,646
263,576 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 5,983
108,300 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 989
12,600 Mitsui O.S.K. Lines Ltd. (Marine
Transportation) ............... 377

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
109,800 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. $ 2,267
14,700
NEC Corp. (IT Services) ............. 1,210
20,000
Nexon Co. Ltd. (Entertainment) ....... 370
19,200
Nikon Corp. (Household Durables) ..... 194
9,600 NIPPON EXPRESS HOLDINGS, Inc. (Air
Freight & Logistics) ............ 442
6,300
Nippon Sanso Holdings Corp. (Chemicals) 186
30,800
Nippon Steel Corp. (Metals & Mining) .. 651
910,000 Nippon Telegraph & Telephone Corp.
(Diversified Telecommunication
Services) .................... 859
66,500
Nissan Motor Co. Ltd. (Automobiles) ... 226
17,800 Nomura Research Institute Ltd. (IT
Services) .................... 500
1,800
Obic Co. Ltd. (IT Services) ........... 232
104,100 Olympus Corp. (Health Care Equipment &
Supplies) .................... 1,678
10,800
ORIX Corp. (Financial Services) ....... 238
12,700 Pan Pacific International Holdings Corp.
( Broadline Retail) ............. 297
156,600 Panasonic Holdings Corp. (Household
Durables) ................... 1,282
243,800
Rakuten Group, Inc. ( Broadline Retail) .. 1,258
22,400 Rohm Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 299
15,300
SBI Holdings, Inc. (Capital Markets) .... 387
35,552
Sekisui House Ltd. (Household Durables) 787
17,000
Shin-Etsu Chemical Co. Ltd. (Chemicals) 659
38,400
Sompo Holdings, Inc. (Insurance) ...... 820
7,100
Sony Group Corp. (Household Durables) . 602
18,800
Subaru Corp. (Automobiles) .......... 399
30,300 SUMCO Corp. (Semiconductors &
Semiconductor Equipment) ....... 436
14,148 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 943
4,800 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 141
8,500
T&D Holdings, Inc. (Insurance) ....... 148
25,000 Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 648
22,400
The Chiba Bank Ltd. (Banks) ......... 199
29,700
Tokio Marine Holdings, Inc. (Insurance) . 1,109
80,800 Tokyo Electric Power Co. Holdings, Inc.
(Electric Utilities)(a) ........... 435
26,400 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 5,728
25,700 Tokyu Fudosan Holdings Corp. (Real Estate
Management & Development) ..... 171
14,600
TOTO Ltd. (Building Products) ........ 345
17,900
Toyota Industries Corp. (Machinery) .... 1,509
485,000
Toyota Motor Corp. (Automobiles) ..... 9,920
20,310 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 395
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
17,027
Trend Micro, Inc. (Software) .......... $ 691
46,400
Unicharm Corp. (Household Products) ... 1,490
75,600 Yamato Holdings Co. Ltd. (Air Freight &
Logistics) ................... 831
5,700
ZOZO, Inc. (Specialty Retail) ......... 143
98,350
Luxembourg — 0.40%
27,423
ArcelorMittal SA (Metals & Mining) .... 628
2,992 Eurofins Scientific SE (Life Sciences Tools
& Services) .................. 149
96,377
Tenaris SA (Energy Equipment & Services) 1,481
2,258
Netherlands — 4.28%
57,506
ABN AMRO Bank N.V. (Banks) ....... 945
73,595
Aegon Ltd. (Insurance) .............. 455
24,788
Akzo Nobel N.V. (Chemicals) ......... 1,507
728
Argenx SE (Biotechnology)(a) ........ 319
10,915 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment) ....... 11,268
4,144
EXOR N.V. (Financial Services) ....... 434
14,622
ING Groep N.V. (Banks) ............. 250
76,272
JDE Peet's N.V. (Food Products) ....... 1,519
61,918 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 1,829
41,503
Prosus N.V. ( Broadline Retail)(a) ....... 1,478
12,879 QIAGEN N.V. (Life Sciences Tools &
Services)(a) .................. 532
87,671
Stellantis N.V. (Automobiles) ......... 1,734
1,552
Topicus.com, Inc. (Software) .......... 133
11,488
Wolters Kluwer N.V. (Professional Services) 1,904
24,307
New Zealand — 0.18%
198,179 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 920
31,069 Spark New Zealand Ltd. (Diversified
Telecommunication Services) ..... 79
999
Norway — 0.57%
11,596
DNB Bank ASA (Banks) ............ 228
104,675 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 2,981
3,209
Portugal — 0.22%
338,113 EDP - Energias de Portugal SA (Electric
Utilities) .................... 1,267

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Singapore — 0.66%
232,772 CapitaLand Ascendas REIT (Industrial
REITs) ..................... $ 440
175,970 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 257
193,900 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 380
63,580
DBS Group Holdings Ltd. (Banks) ..... 1,678
14,500 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 154
58,700
Singapore Airlines Ltd. (Passenger Airlines) 299
18,700
Singapore Exchange Ltd. (Capital Markets) 131
6,600
United Overseas Bank Ltd. (Banks) ..... 153
110,300
Wilmar International Ltd. (Food Products) 252
3,744
South Africa — 0.00%
4,663 Thungela Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 28
South Korea — 0.05%
4,504 Samsung Electronics Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 267
Spain — 2.18%
4,412 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering)(a) ............... 190
1,451 Aena SME SA (Transportation
Infrastructure) ................ 292
10,177 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 677
620,640 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 6,216
28,433
Bankinter SA (Banks) ............... 232
62,673
CaixaBank SA (Banks) .............. 332
20,423 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers)
(a) ........................ 285
45,547
Enagas SA (Gas Utilities) ............ 677
246,056
Iberdrola SA (Electric Utilities) ........ 3,193
17,963
Repsol SA (Oil, Gas & Consumable Fuels) 283
12,377
Sweden — 2.15%
1,283
Alleima AB (Metals & Mining) ........ 8
10,590 Assa Abloy AB, Class - B (Building
Products) .................... 299
90,968
Atlas Copco AB, Class - A (Machinery) .. 1,710
59,272
Atlas Copco AB, Class - B (Machinery) .. 958
9,525
Boliden AB (Metals & Mining) ........ 305
51,812
Essity AB, Class - B (Household Products) 1,327
11,977 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 119
51,934 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 767
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
47,848 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products) ........ $ 707
32,522
Swedbank AB, Class - A (Banks) ....... 669
153,298 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 1,544
298,195 Telia Co. AB (Diversified
Telecommunication Services) ..... 800
117,701
Volvo AB, Class - B (Machinery) ...... 3,013
12,226
Switzerland — 8.86%
135,931 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 7,553
6,796 Accelleron Industries AG (Electrical
Equipment) .................. 266
8,475 Alcon, Inc. (Health Care Equipment &
Supplies) .................... 757
1,838 Baloise Holding AG, Registered Shares
(Insurance) .................. 324
44 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 514
19,821 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 3,095
13,970
Coca-Cola HBC AG (Beverages) ....... 476
16,029
DSM- Firmenich AG (Chemicals) ...... 1,813
387,007
Glencore PLC (Metals & Mining) ...... 2,207
5,080 Kuehne + Nagel International AG,
Registered Shares (Marine
Transportation) ............... 1,461
4,844 Logitech International SA, Registered
Shares (Technology Hardware, Storage
& Peripherals) ................ 469
4,467 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services) ....... 2,439
8,432 Medacta Group SA (Health Care Equipment
& Supplies) .................. 1,147
73,417 Nestle SA, Registered Shares (Food
Products) .................... 7,495
67,717 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 7,249
441 Partners Group Holding AG (Capital
Markets) .................... 567
12,047
Roche Holding AG (Pharmaceuticals) ... 3,346
13,543
Sandoz Group AG (Pharmaceuticals) .... 491
2,775 SGS SA, Registered Shares (Professional
Services)(a) .................. 247
491 Sonova Holding AG (Health Care
Equipment & Supplies) ......... 152
1,212 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 682
1,098 The Swatch Group AG, Class - BR (Textiles,
Apparel & Luxury Goods) ....... 225
191,523
UBS Group AG (Capital Markets) ...... 5,639

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
3,139
Zurich Insurance Group AG (Insurance) .. $ 1,674
50,288
United Kingdom — 10.83%
38,163
3i Group PLC (Capital Markets) ....... 1,479
5,633
Admiral Group PLC (Insurance) ....... 186
24,674
Anglo American PLC (Metals & Mining) . 780
17,119 Ashtead Group PLC (Trading Companies &
Distributors) ................. 1,143
53,176
AstraZeneca PLC (Pharmaceuticals) .... 8,304
31,506 Auto Trader Group PLC (Interactive Media
& Services) .................. 319
221,258
Aviva PLC (Insurance) .............. 1,333
121,738
BAE Systems PLC (Aerospace & Defense) 2,031
54,861
BP PLC (Oil, Gas & Consumable Fuels) . 329
51,346
British American Tobacco PLC (Tobacco) 1,577
12,788 Bunzl PLC (Trading Companies &
Distributors) ................. 487
19,488 Burberry Group PLC (Textiles, Apparel &
Luxury Goods) ............... 216
10,781 Coca-Cola Europacific Partners PLC
(Beverages) .................. 786
68,973 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 1,883
27,929
Diageo PLC (Beverages) ............ 879
38,064
Entain PLC (Hotels, Restaurants & Leisure) 303
176,859
Haleon PLC (Personal Care Products) ... 721
223,327
HSBC Holdings PLC (Banks) ......... 1,930
90,451
Imperial Brands PLC (Tobacco) ....... 2,314
242,896
Informa PLC (Media) ............... 2,627
6,566 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 691
480,645 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 1,549
114,719
Kingfisher PLC (Specialty Retail) ...... 361
18,851 Land Securities Group PLC (Diversified
REITs) ..................... 148
152,198
Legal & General Group PLC (Insurance) . 437
129,651
National Grid PLC (Multi-Utilities)(a) ... 1,446
4,989
Next PLC ( Broadline Retail) .......... 570
155,259 Ocado Group PLC (Consumer Staples
Distribution & Retail)(a) ......... 567
16,942 Pearson PLC (Diversified Consumer
Services) .................... 212
56,944
RELX PLC (Professional Services) ..... 2,619
66,751
Rio Tinto PLC (Metals & Mining) ...... 4,388
7,432
Severn Trent PLC (Water Utilities) ..... 224
298,341 Shell PLC (Oil, Gas & Consumable Fuels)
(a) ........................ 10,686
100,164 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 1,241
12,142 Smiths Group PLC (Industrial
Conglomerates) ............... 262
44,660
SSE PLC (Electric Utilities)(a) ........ 1,010
85,307
St. James's Place PLC (Capital Markets) . 589
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
33,934
The Sage Group PLC (Software) ....... $ 467
18,373
The Weir Group PLC (Machinery) ...... 461
55,598
Unilever PLC (Personal Care Products) .. 3,053
10,568
United Utilities Group PLC (Water Utilities) 131
4,958 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 186
59,739
WPP PLC (Media) ................. 547
61,472
United States — 1.02%
24,053
CRH PLC (Construction Materials) ..... 1,792
8,324
Linde PLC (Chemicals) ............. 3,659
4,162 RB Global, Inc. (Commercial Services &
Supplies) .................... 317
5,768
Total Common Stocks .............. 500,108
Warrant — 0.00%
Canada — 0.00%
835 Constellation Software, Inc., 3/31/40
(Software)(a)(b) ............... —
Total Warrant ................... —
Investment Companies — 10.48%
International Equity Funds — 9.75%
318,915
iShares Core MSCI EAFE ETF ........ 23,166
650,004
Vanguard FTSE Developed Markets ETF . 32,123
55,289
Money Market Funds — 0.73%
4,155,858 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
5.20%(c) .................... 4,156
4,156
Total Investment Companies ......... 59,445
Purchased Options on Futures — 0.00%
Total Purchased Options on Futures ... 13
Total Investments (cost $304,605 ) —
98.62% ..................... 559,566
Other assets in excess of liabilities —
1.38% ...................... 7,824
Net Assets - 100.00% $ 567,390
Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2024 .
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
(a) Represents non-income producing security.
(b) Security was valued using significant unobservable inputs as of June
30, 2024.
(c) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The International Equity Portfolio
Monashee
Investment
Management,
LLC
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ....................................................................................................................................................... — 88.14% 88.14%
Warrant .................................................................................................................................................................... — 0.00% 0.00%
Investment Companies ............................................................................................................................................. 9.91% 0.57% 10.48%
Options on Futures ................................................................................................................................................... 0.00% — 0.00%
Other Assets (Liabilities) ......................................................................................................................................... 0.52% 0.86% 1.38%
Total Net Assets .................................................................................................................................................. 10.43% 89.57% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2024 .
Futures Contracts Sold *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 21 9/20/24 $ 5,798 $ (20)
$ 5,798 $ (20)
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
MSCI EAFE Index Future ....................... 51 9/20/24 $ 5,972 $ 46
$ 5,972 $ 46
Total Unrealized Appreciation ..................... $ 46
Total Unrealized Depreciation ..................... (20)
Total Net Unrealized Appreciation/(Depreciation) ....... $ 26
* Cash has been pledged as collateral for futures contracts held by the Portfolio.
Options on Futures Contracts
Exchange-traded options on futures contacts written as of June 30, 2024 were as follows:

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Options on Futures Contracts (continued)
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 3 $ 836 $ 5,570.00 7/19/24 $ (9)
E-Mini S&P 500 Future Option ............. Put 3 829 5,525.00 7/31/24 (8)
E-Mini S&P 500 Future Option ............. Put 3 825 5,500.00 7/31/24 (6)
E-Mini S&P 500 Future Option ............. Call 2 1,066 5,330.00 7/12/24 (36)
E-Mini S&P 500 Future Option ............. Call 3 855 5,700.00 7/31/24 (1)
E-Mini S&P 500 Future Option ............. Put 5 2,325 4,650.00 7/19/24 —
E-Mini S&P 500 Future Option ............. Put 2 928 4,640.00 7/19/24 —
E-Mini S&P 500 Future Option ............. Put 10 2,238 4,475.00 7/19/24 —
E-Mini S&P 500 Future Option ............. Put 6 1,662 5,540.00 7/19/24 (20)
E-Mini S&P 500 Future Option ............. Put 3 833 5,550.00 7/19/24 (10)
E-Mini S&P 500 Future Option ............. Put 2 556 5,560.00 7/19/24 (7)
E-Mini S&P 500 Future Option ............. Put 4 1,106 5,530.00 7/19/24 (11)
E-Mini S&P 500 Future Option ............. Put 3 1,416 4,720.00 7/19/24 —
E-Mini S&P 500 Future Option ............. Put 8 1,860 4,650.00 7/19/24 —
E-Mini S&P 500 Future Option ............. Put 5 2,350 4,700.00 7/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 11 2,530 4,600.00 7/19/24 —
E-Mini S&P 500 Future Option ............. Put 4 1,870 4,675.00 7/19/24 —
E-Mini S&P 500 Future Option ............. Put 2 910 4,550.00 7/19/24 —
E-Mini S&P 500 Future Option ............. Put 2 925 4,625.00 7/19/24 —
E-Mini S&P 500 Future Option ............. Put 5 2,315 4,630.00 7/19/24 —
E-Mini S&P 500 Future Option ............. Put 2 553 5,525.00 7/19/24 (5)
E-Mini S&P 500 Future Option ............. Put 4 910 4,550.00 7/19/24 —
E-Mini S&P 500 Future Option ............. Put 14 3,149 4,500.00 7/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 7 1,619 4,625.00 7/19/24 —
E-Mini S&P 500 Future Option ............. Put 3 828 5,520.00 7/19/24 (8)
E-Mini S&P 500 Future Option ............. Put 3 698 4,650.00 7/31/24 —
E-Mini S&P 500 Future Option ............. Put 3 746 4,975.00 7/31/24 (1)
E-Mini S&P 500 Future Option ............. Put 3 705 4,700.00 7/31/24 —
E-Mini S&P 500 Future Option ............. Put 3 1,482 4,940.00 7/31/24 (1)
E-Mini S&P 500 Future Option ............. Put 4 2,100 5,250.00 7/31/24 (6)
E-Mini S&P 500 Future Option ............. Put 6 2,970 4,950.00 7/31/24 (2)
E-Mini S&P 500 Future Option ............. Put 2 986 4,930.00 7/31/24 (1)
E-Mini S&P 500 Future Option ............. Put 2 950 4,750.00 7/31/24 —
E-Mini S&P 500 Future Option ............. Put 4 1,050 5,250.00 7/31/24 (3)
E-Mini S&P 500 Future Option ............. Put 4 1,060 5,300.00 7/31/24 (4)
E-Mini S&P 500 Future Option ............. Put 3 797 5,310.00 7/31/24 (3)
E-Mini S&P 500 Future Option ............. Put 3 813 5,420.00 7/31/24 (6)
E-Mini S&P 500 Future Option ............. Put 2 1,045 5,225.00 7/31/24 (3)
E-Mini S&P 500 Future Option ............. Put 2 964 4,820.00 8/16/24 (1)
E-Mini S&P 500 Future Option ............. Put 2 960 4,800.00 8/16/24 (1)
E-Mini S&P 500 Future Option ............. Put 2 1,038 5,190.00 8/16/24 (4)
E-Mini S&P 500 Future Option ............. Put 2 1,044 5,220.00 8/16/24 (4)
E-Mini S&P 500 Future Option ............. Put 2 965 4,825.00 8/16/24 (1)
E-Mini S&P 500 Future Option ............. Put 3 776 5,175.00 8/16/24 (3)
E-Mini S&P 500 Future Option ............. Put 4 1,948 4,870.00 8/16/24 (3)
E-Mini S&P 500 Future Option ............. Put 5 2,450 4,900.00 8/16/24 (4)
E-Mini S&P 500 Future Option ............. Put 2 975 4,875.00 8/16/24 (1)
E-Mini S&P 500 Future Option ............. Put 4 1,964 4,910.00 8/16/24 (3)
E-Mini S&P 500 Future Option ............. Put 2 990 4,950.00 8/16/24 (2)
E-Mini S&P 500 Future Option ............. Put 4 1,992 4,980.00 8/16/24 (3)
E-Mini S&P 500 Future Option ............. Put 4 1,996 4,990.00 8/16/24 (4)

See accompanying notes to financial statements.
HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2024
Options on Futures Contracts (continued)
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 3 $ 780 $ 5,200.00 8/16/24 $ (3)
E-Mini S&P 500 Future Option ............. Put 6 1,500 5,000.00 8/16/24 (3)
E-Mini S&P 500 Future Option ............. Put 3 735 4,900.00 8/16/24 (1)
E-Mini S&P 500 Future Option ............. Put 3 1,515 5,050.00 8/16/24 (4)
E-Mini S&P 500 Future Option ............. Put 2 1,040 5,200.00 8/16/24 (4)
E-Mini S&P 500 Future Option ............. Put 4 970 4,850.00 8/16/24 (1)
E-Mini S&P 500 Future Option ............. Put 3 1,521 5,070.00 9/2/24 (5)
E-Mini S&P 500 Future Option ............. Put 4 2,044 5,110.00 9/2/24 (8)
E-Mini S&P 500 Future Option ............. Put 2 1,020 5,100.00 9/2/24 (4)
E-Mini S&P 500 Future Option ............. Put 4 2,020 5,050.00 9/2/24 (7)
E-Mini S&P 500 Future Option ............. Put 3 1,518 5,060.00 9/2/24 (5)
E-Mini S&P 500 Future Option ............. Put 6 3,074 5,125.00 9/2/24 (13)
E-Mini S&P 500 Future Option ............. Put 3 731 4,875.00 9/2/24 (2)
E-Mini S&P 500 Future Option ............. Put 4 2,016 5,040.00 9/2/24 (6)
E-Mini S&P 500 Future Option ............. Put 2 1,026 5,130.00 9/2/24 (4)
E-Mini S&P 500 Future Option ............. Put 4 2,010 5,022.00 9/20/24 (15)
$ (272)
Exchanged-traded options on futures contacts purchased as of June 30, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 3 $ 813 $ 5,420.00 7/19/24 $ 3
E-Mini S&P 500 Future Option ............. Put 4 1,920 4,800.00 7/19/24 1
E-Mini S&P 500 Future Option ............. Put 2 970 4,850.00 7/19/24 —
E-Mini S&P 500 Future Option ............. Put 4 1,980 4,950.00 7/19/24 1
E-Mini S&P 500 Future Option ............. Put 2 1,055 5,275.00 7/19/24 2
E-Mini S&P 500 Future Option ............. Put 2 1,040 5,200.00 7/19/24 1
E-Mini S&P 500 Future Option ............. Put 4 2,000 5,000.00 7/31/24 2
E-Mini S&P 500 Future Option ............. Put 2 1,020 5,100.00 7/31/24 1
E-Mini S&P 500 Future Option ............. Put 3 1,508 5,025.00 7/31/24 2
$ 13

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments — June 30, 2024
86
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 51.50%
Australia — 3.05%
7,555
Ampol Ltd. (Oil, Gas & Consumable Fuels) $ 163
61,827
ANZ Group Holdings Ltd. (Banks)(a) ... 1,164
65,666
APA Group (Gas Utilities)(a) ......... 350
11,711 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 389
6,882
ASX Ltd. (Capital Markets) .......... 275
95,234 Aurizon Holdings Ltd. (Ground
Transportation) ............... 232
104,655
BHP Group Ltd. (Metals & Mining) ..... 2,980
8,894
BlueScope Steel Ltd. (Metals & Mining) . 121
50,436 Brambles Ltd. (Commercial Services &
Supplies) .................... 489
9,219 CAR Group Ltd. (Interactive Media &
Services)(a) .................. 217
1,725 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 382
51,918 Coles Group Ltd. (Consumer Staples
Distribution & Retail) ........... 590
34,627
Commonwealth Bank of Australia (Banks) 2,942
20,446
Computershare Ltd. (Professional Services) 359
10,802
CSL Ltd. (Biotechnology) ............ 2,127
34,851
Dexus (Office REITs) ............... 150
89,463 Endeavour Group Ltd. (Consumer Staples
Distribution & Retail) ........... 301
35,371
Fortescue Ltd. (Metals & Mining) ...... 505
35,188
Goodman Group (Industrial REITs) ..... 815
93,478
Insurance Australia Group Ltd. (Insurance) 445
7,549
Macquarie Group Ltd. (Capital Markets) . 1,030
154,468
Medibank Pvt. Ltd. (Insurance) ........ 384
3,733 Mineral Resources Ltd. (Metals & Mining)
(a) ........................ 134
87,022
Mirvac Group (Diversified REITs) ...... 109
63,915
National Australia Bank Ltd. (Banks) .... 1,544
28,052 Northern Star Resources Ltd. (Metals &
Mining)(a) ................... 243
15,763
Orica Ltd. (Chemicals)(a) ............ 188
51,656
Origin Energy Ltd. (Electric Utilities) ... 374
57,360
Pilbara Minerals Ltd. (Metals & Mining)^ 117
1,126
Pro Medicus Ltd. (Health Care Technology) 108
16,953
Qantas Airways Ltd. (Passenger Airlines)(a) 66
33,342
QBE Insurance Group Ltd. (Insurance)(a) 386
8,760 Ramsay Health Care Ltd. (Health Care
Providers & Services)(a) ......... 277
1,060 REA Group Ltd. (Interactive Media &
Services) .................... 139
4,375 Reece Ltd. (Trading Companies &
Distributors) ................. 73
7,712
Rio Tinto Ltd. (Metals & Mining) ...... 612
68,473 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 350
108,956
Scentre Group (Retail REITs) ......... 227
7,147
SEEK Ltd. (Interactive Media & Services) 102
4,088 Seven Group Holdings Ltd. (Trading
Companies & Distributors) ....... 103
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
17,390 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... $ 305
95,044
South32 Ltd. (Metals & Mining) ....... 232
50,708
Stockland (Diversified REITs) ......... 141
35,126
Suncorp Group Ltd. (Insurance)(a) ..... 407
175,581 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 424
38,432
The GPT Group (Diversified REITs) .... 103
109,303 The Lottery Corp. Ltd. (Hotels, Restaurants
& Leisure) ................... 369
77,770 Transurban Group (Transportation
Infrastructure)(a) .............. 643
31,426
Treasury Wine Estates Ltd. (Beverages) .. 261
77,574
Vicinity Ltd. (Retail REITs)(b) ........ 96
4,707 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ 103
23,318
Wesfarmers Ltd. ( Broadline Retail) ..... 1,014
71,853
Westpac Banking Corp. (Banks) ....... 1,305
3,566
WiseTech Global Ltd. (Software)(a) ..... 239
39,286 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 739
33,949 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 765
28,708
Austria — 0.07%
7,177
Erste Group Bank AG (Banks)(b) ...... 340
2,955
OMV AG (Oil, Gas & Consumable Fuels) 129
1,486
Verbund AG (Electric Utilities) ........ 117
2,215
voestalpine AG (Metals & Mining) ..... 60
646
Belgium — 0.46%
3,275
Ageas SA/N.V. (Insurance) ........... 150
38,417 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 2,227
431
D'ieteren Group (Distributors) ......... 91
1,918
Elia Group SA/N.V. (Electric Utilities)(b) 179
2,651 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 189
5,222
KBC Group N.V. (Banks) ............ 368
21
Lotus Bakeries N.V. (Food Products)(b) .. 217
298
Sofina SA (Financial Services) ........ 68
1,525
Syensqo SA (Chemicals) ............. 136
3,312
UCB SA (Pharmaceuticals) ........... 492
4,241
Umicore SA (Chemicals)(b) .......... 64
5,204 Warehouses De Pauw CVA (Industrial
REITs)(a) ................... 141
4,322
Canada — 1.14%
901
Agnico Eagle Mines Ltd. (Metals & Mining) 59
1,256 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 70

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
2,517
AltaGas Ltd. (Gas Utilities) ........... $ 57
7,444
Barrick Gold Corp. (Metals & Mining) .. 124
6,441 BCE, Inc. (Diversified Telecommunication
Services) .................... 209
30,077
Brookfield Corp. (Capital Markets) ..... 1,251
296 Canadian National Railway Co. (Ground
Transportation) ............... 35
16,312 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 1,285
300 Canadian Tire Corp. Ltd., Class - A
( Broadline Retail)(a) ........... 30
10,021 Canadian Utilities Ltd., Class - A (Multi-
Utilities)(a) .................. 216
1,921 CCL Industries, Inc., Class - B (Containers
& Packaging)(b) .............. 101
66,189 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 1,300
1,201
CGI, Inc. (IT Services)(a) ............ 120
2,108
Dollarama , Inc. ( Broadline Retail) ...... 192
3,011 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 55
6,143
Emera , Inc. (Electric Utilities) ......... 205
10,520 Empire Co. Ltd., Class - A (Consumer
Staples Distribution & Retail) ..... 269
2,071 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 74
128
Fairfax Financial Holdings Ltd. (Insurance) 146
6,541
Fortis, Inc. (Electric Utilities) ......... 254
938
Franco-Nevada Corp. (Metals & Mining) . 111
1,577 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 227
4,429
Great-West Lifeco , Inc. (Insurance) ..... 129
9,051
Hydro One Ltd. (Electric Utilities)(b) .... 264
1,178
Intact Financial Corp. (Insurance)(b) .... 196
2,377 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 276
4,503 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... 249
8,588 Northland Power, Inc. (Independent Power
and Renewable Electricity Producers) 148
3,279
Power Corp. of Canada (Insurance) ..... 91
7,946 Quebecor, Inc., Class - B (Diversified
Telecommunication Services) ..... 168
2,325 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 164
5,086 Rogers Communications, Inc., Class - B
(Wireless Telecommunication
Services) .................... 188
417
Royal Bank of Canada (Banks) ........ 44
10,256
Saputo, Inc. (Food Products)(b) ........ 230
1,346
Stantec , Inc. (Construction & Engineering) 113
1,592
Sun Life Financial, Inc. (Insurance) ..... 78
2,282 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 87
24,935 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 1,194
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
9,548 TELUS Corp. (Diversified
Telecommunication Services) ..... $ 145
1,161 The Descartes Systems Group, Inc.
(Software)(a) ................. 113
1,466 Thomson Reuters Corp. (Professional
Services) .................... 247
6,775
TMX Group Ltd. (Capital Markets) ..... 189
10,703
Chile — 0.02%
8,277
Antofagasta PLC (Metals & Mining) .... 221
Denmark — 1.91%
61 A.P. Moller - Maersk A/S, Class - A (Marine
Transportation) ............... 104
92 A.P. Moller - Maersk A/S, Class - B (Marine
Transportation) ............... 160
4,331
Carlsberg A/S, Class - B (Beverages) .... 520
4,771 Coloplast A/S, Class - B (Health Care
Equipment & Supplies) ......... 573
31,403
Danske Bank A/S (Banks) ............ 936
2,022 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 88
3,569
DSV A/S (Air Freight & Logistics) ..... 547
1,385
Genmab A/S (Biotechnology)(a)(b) ..... 347
77,679 Novo Nordisk A/S, Class - B
(Pharmaceuticals) ............. 11,219
9,451
Novonesis , B shares (Chemicals) ....... 578
6,877
Orsted A/S (Electric Utilities)(a)(b) ..... 366
1,920 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 290
193 ROCKWOOL A/S, Class - B (Building
Products) .................... 78
27,648
Tryg A/S (Insurance)(b) ............. 604
68,920 Vestas Wind Systems A/S (Electrical
Equipment)(a) ................ 1,596
18,006
Finland — 0.42%
6,058 Elisa Oyj (Diversified Telecommunication
Services) .................... 278
8,942
Fortum Oyj (Electric Utilities) ......... 131
9,469 Kesko Oyj , Class - B (Consumer Staples
Distribution & Retail) ........... 166
7,017
Kone Oyj , Class - B (Machinery) ....... 346
13,507
Metso Oyj (Machinery)(b) ........... 143
8,488
Neste Oyj (Oil, Gas & Consumable Fuels) 151
108,485
Nokia Oyj (Communications Equipment) . 414
69,655
Nordea Bank Abp (Banks) ........... 830
5,365
Orion Oyj , Class - B (Pharmaceuticals) .. 229
11,839
Sampo Oyj , A Shares (Insurance) ...... 508
12,328 Stora Enso Oyj , Registered Shares (Paper &
Forest Products) ............... 168
11,007 UPM- Kymmene Oyj (Paper & Forest
Products) .................... 384

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Finland (continued)
10,235
Wartsila Oyj Abp (Machinery) ......... $ 197
3,945
France — 5.94%
3,986
Accor SA (Hotels, Restaurants & Leisure) 163
1,482 Aeroports de Paris SA (Transportation
Infrastructure) ................ 180
12,474
Air Liquide SA (Chemicals) .......... 2,155
12,229
Airbus SE (Aerospace & Defense) ...... 1,680
7,061
Alstom SA (Machinery)(a) ........... 119
1,199
Amundi SA (Capital Markets) ......... 77
1,204
Arkema SA (Chemicals) ............. 105
37,363
AXA SA (Insurance) ............... 1,223
3,615 BioMerieux (Health Care Equipment &
Supplies) .................... 344
21,373
BNP Paribas SA (Banks) ............. 1,362
42,800
Bollore SE (Entertainment) ........... 251
9,995
Bouygues SA (Construction & Engineering) 321
11,833 Bureau Veritas SA (Professional Services)
(b) ........................ 327
3,190
Capgemini SE (IT Services) .......... 634
32,362 Carrefour SA (Consumer Staples
Distribution & Retail)^ .......... 457
9,377
Cie de Saint-Gobain SA (Building Products) 729
13,878 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 537
928
Covivio SA (Office REITs)(a) ......... 44
22,105
Credit Agricole SA (Banks) ........... 302
18,323
Danone SA (Food Products) .......... 1,120
1,934 Dassault Aviation SA (Aerospace &
Defense)(b) .................. 352
47,396
Dassault Systemes SE (Software) ...... 1,792
36,517
Edenred SE (Financial Services) ....... 1,541
1,475
Eiffage SA (Construction & Engineering)(b) 135
46,527
Engie SA (Multi-Utilities) ............ 665
11,812 EssilorLuxottica SA (Health Care
Equipment & Supplies)(a) ....... 2,545
1,021
Eurazeo SE (Financial Services) ....... 81
1,463
Gecina SA (Office REITs) ............ 135
24,880
Getlink SE (Transportation Infrastructure) 412
1,189 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 2,725
3,319
Ipsen SA (Pharmaceuticals) ........... 407
1,541 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 559
4,316
Klepierre SA (Retail REITs) .......... 115
7,837 La Francaise des Jeux SAEM (Hotels,
Restaurants & Leisure) .......... 267
5,709
Legrand SA (Electrical Equipment) ..... 566
7,732
L'Oreal SA (Personal Care Products) .... 3,395
7,279 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 5,563
72,427 Orange SA (Diversified Telecommunication
Services)(b) .................. 725
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
5,028
Pernod Ricard SA (Beverages) ........ $ 682
16,361
Publicis Groupe SA (Media) .......... 1,741
1,237
Remy Cointreau SA (Beverages) ....... 103
4,048
Renault SA (Automobiles) ........... 207
4,788 Rexel SA (Trading Companies &
Distributors) ................. 124
12,983
Safran SA (Aerospace & Defense) ...... 2,744
41,034
Sanofi SA (Pharmaceuticals) .......... 3,952
625 Sartorius Stedim Biotech (Life Sciences
Tools & Services) .............. 103
16,627 Schneider Electric SE (Electrical
Equipment) .................. 3,993
1,218
SEB SA (Household Durables)(b) ...... 124
14,820
Societe Generale SA (Banks) ......... 348
3,696
Sodexo SA (Hotels, Restaurants & Leisure) 332
2,863
Teleperformance SE (Professional Services) 302
4,078
Thales SA (Aerospace & Defense) ...... 652
64,612 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 4,312
2,371
Unibail - Rodamco -Westfield (Retail REITs) 187
14,203
Veolia Environnement SA (Multi-Utilities) 425
10,310
Vinci SA (Construction & Engineering) .. 1,086
39,405
Vivendi SE (Media) ................ 411
55,938
Germany — 4.09%
3,362 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 803
8,354
Allianz SE, Registered Shares (Insurance) 2,321
18,492
BASF SE (Chemicals) .............. 895
26,031 Bayer AG, Registered Shares
(Pharmaceuticals) ............. 736
6,598 Bayerische Motoren Werke AG
(Automobiles) ................ 624
1,182 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... 104
1,611
Bechtle AG (IT Services) ............ 76
4,109
Beiersdorf AG (Personal Care Products) .. 600
2,698 Brenntag SE (Trading Companies &
Distributors) ................. 182
873 Carl Zeiss Meditec AG, Class - BR (Health
Care Equipment & Supplies) ...... 61
101,586
Commerzbank AG (Banks) ........... 1,543
2,207
Continental AG (Automobile Components) 125
3,881
Covestro AG (Chemicals)(a) .......... 228
1,203 CTS Eventim AG & Co. KGaA
(Entertainment)(b) ............. 100
10,932
Daimler Truck Holding AG (Machinery) . 435
3,876 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a) .................. 92
39,501 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 631
5,353
Deutsche Boerse AG (Capital Markets) .. 1,095
12,004 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(b) .......... 73

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
20,585
Deutsche Post AG (Air Freight & Logistics) $ 833
77,600 Deutsche Telekom AG (Diversified
Telecommunication Services) ..... 1,951
3,388 Dr. Ing . h.c . F. Porsche AG, Preference
Shares (Automobiles) ........... 252
61,975
E.ON SE (Multi-Utilities) ............ 813
5,085
Evonik Industries AG (Chemicals) ...... 104
9,306 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 357
15,197 Fresenius SE & Co. KGaA (Health Care
Providers & Services)(a) ......... 454
6,140
GEA Group AG (Machinery) ......... 256
1,866
Hannover Rueck SE (Insurance) ....... 473
2,810 Heidelberg Materials AG (Construction
Materials) ................... 291
2,215 Henkel AG & Co. KGaA (Household
Products) .................... 174
6,464 Henkel AG & Co. KGaA , Preference Shares
(Household Products) ........... 576
60,359 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 2,217
1,432
Knorr- Bremse AG (Machinery) ........ 109
2,272 LEG Immobilien SE (Real Estate
Management & Development)(a) ... 185
16,474
Mercedes-Benz Group AG (Automobiles) 1,139
3,766
Merck KGaA (Pharmaceuticals) ....... 624
1,137 MTU Aero Engines AG (Aerospace &
Defense) .................... 291
3,060 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen ,
Registered Shares (Insurance) ..... 1,531
1,248
Nemetschek SE (Software) ........... 123
3,072 Porsche Automobil Holding SE, Preference
Shares (Automobiles) ........... 139
2,306 Puma SE (Textiles, Apparel & Luxury
Goods)(b) ................... 106
159
Rational AG (Machinery) ............ 132
1,460
Rheinmetall AG (Aerospace & Defense) . 744
19,374 RWE AG (Independent Power and
Renewable Electricity Producers) .. 663
28,759
SAP SE (Software) ................. 5,838
526 Sartorius AG, Preference Shares (Life
Sciences Tools & Services)(b) ..... 123
3,466
Scout24 SE (Interactive Media & Services) 264
22,826 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 4,246
12,279 Siemens Energy AG (Electrical Equipment)
(a)(b) ...................... 320
7,581 Siemens Healthineers AG (Health Care
Equipment & Supplies) ......... 436
5,223
Symrise AG (Chemicals) ............ 639
3,436
Talanx AG (Insurance) .............. 274
640
Volkswagen AG (Automobiles) ........ 77
4,235 Volkswagen AG, Preference Shares
(Automobiles) ................ 478
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
15,054 Vonovia SE (Real Estate Management &
Development)(a) .............. $ 428
4,498
Zalando SE (Specialty Retail)(a) ....... 105
38,489
Hong Kong — 1.02%
391,918
AIA Group Ltd. (Insurance) .......... 2,658
88,695
BOC Hong Kong Holdings Ltd. (Banks) . 274
588,000 China Common Rich Renewable Energy
Investment Ltd. (Independent Power
and Renewable Electricity Producers)
(a) ........................ —
47,700 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 179
53,910 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 258
27,500 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 156
47,219
CLP Holdings Ltd. (Electric Utilities) ... 382
1,119 Futu Holdings Ltd., ADR (Capital Markets)
(a) ........................ 73
44,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... 205
16,139
Hang Seng Bank Ltd. (Banks) ......... 208
28,845 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 77
193,550 HKT Trust & HKT Ltd. (Diversified
Telecommunication Services)(b) ... 218
305,247 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 233
24,900 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 798
49,940 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 161
6,300 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates)(a) ............. 223
60,634
Link REIT (Retail REITs)(a) .......... 235
54,500
MTR Corp. Ltd. (Ground Transportation)(a) 172
49,868 Power Assets Holdings Ltd. (Electric
Utilities) .................... 270
185,370
Prudential PLC (Insurance) ........... 1,682
125,328 Sino Land Co. Ltd. (Real Estate
Management & Development)(a) ... 130
29,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 79
30,360 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 263
9,430 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 83
25,400 Swire Properties Ltd. (Real Estate
Management & Development) ..... 40
28,500
Techtronic Industries Co. Ltd. (Machinery) 326
22,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... 62
187,356
WH Group Ltd. (Food Products) ....... 123

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
33,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) $ 87
9,655
Ireland (Republic of) — 0.93%
18,263 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 1,703
508 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 47
35,274
AIB Group PLC (Banks) ............ 186
21,199
Bank of Ireland Group PLC (Banks) .... 222
1,982
DCC PLC (Industrial Conglomerates)(b) . 139
48,679
Experian PLC (Professional Services) ... 2,268
3,654 Flutter Entertainment PLC (Hotels,
Restaurants & Leisure)(a)(b) ...... 668
6,482 Flutter Entertainment PLC (Hotels,
Restaurants & Leisure)(a) ........ 1,182
9,161 James Hardie Industries PLC (Construction
Materials)(a) ................. 289
3,198 Kerry Group PLC, Class - A (Food
Products)(b) ................. 259
3,256
Kingspan Group PLC (Building Products) 277
10,661 Ryanair Holdings PLC, ADR (Passenger
Airlines) .................... 1,241
5,438 Smurfit Kappa Group PLC (Containers &
Packaging)(b) ................ 242
8,723
Israel — 0.58%
1,661 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 98
25,488
Bank Hapoalim BM (Banks) .......... 225
30,579
Bank Leumi Le-Israel BM (Banks) ..... 249
2,410 Check Point Software Technologies Ltd.
(Software)(a) ................. 398
838
CyberArk Software Ltd. (Software)(a) ... 229
1,026
Elbit Systems Ltd. (Aerospace & Defense) 179
2,055
Global-e Online Ltd. ( Broadline Retail)(a) 75
28,886
ICL Group Ltd. (Chemicals) .......... 125
1
Isracard Ltd. (Consumer Finance) ...... —
25,858
Israel Discount Bank Ltd., Class - A (Banks) 129
3,229
Mizrahi Tefahot Bank Ltd. (Banks) ..... 109
46,848 Mobileye Global, Inc., Class - A
(Automobile Components)(a) ..... 1,315
744
Monday.com Ltd. (Software)(a) ........ 179
1,516
Nice Ltd. (Software)(a) .............. 247
81,046 Teva Pharmaceutical Industries Ltd.
(Pharmaceuticals)(a) ........... 1,330
23,118 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(a) ........... 376
1,089
Wix.com Ltd. (IT Services)(a) ......... 173
5,436
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy — 1.54%
4,831 Amplifon SpA (Health Care Providers &
Services) .................... $ 172
25,806
Banco BPM SpA (Banks) ............ 166
24,336 Davide Campari-Milano N.V., Class - M
(Beverages)(b) ................ 230
1,802 DiaSorin SpA (Health Care Equipment &
Supplies) .................... 180
349,121
Enel SpA (Electric Utilities)(b) ........ 2,427
47,591
Eni SpA (Oil, Gas & Consumable Fuels) . 732
3,176
Ferrari N.V., ADR (Automobiles) ...... 1,296
2,599
Ferrari N.V. (Automobiles) ........... 1,059
12,251
FinecoBank Banca Fineco SpA (Banks) .. 183
23,307
Generali (Insurance) ................ 582
25,900 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(b) .................. 271
642,720
Intesa Sanpaolo SpA (Banks)(b) ....... 2,388
15,058
Leonardo SpA (Aerospace & Defense) ... 350
10,476 Mediobanca Banca di Credito Finanziario
SpA (Banks) ................. 154
4,540 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 277
11,816
Nexi SpA (Financial Services)(a) ....... 72
9,738
Poste Italiane SpA (Insurance) ......... 124
5,461
Prysmian SpA (Electrical Equipment) ... 338
4,027 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 210
81,985
Snam SpA (Gas Utilities) ............ 363
216,022 Telecom Italia SpA /Milano (Diversified
Telecommunication Services)^(a) .. 52
56,791 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 439
65,267
UniCredit SpA (Banks) .............. 2,418
14,483
Japan — 9.67%
16,000 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 639
19,300 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 413
3,865
AGC, Inc. (Building Products)^ ........ 125
3,200
Aisin Corp. (Automobile Components) .. 104
11,400
Ajinomoto Co., Inc. (Food Products) .... 400
9,500
ANA Holdings, Inc. (Passenger Airlines)(b) 175
10,900
Asahi Group Holdings Ltd. (Beverages)^ . 384
25,210
Asahi Kasei Corp. (Chemicals) ........ 161
13,200 Asics Corp. (Textiles, Apparel & Luxury
Goods) ..................... 202
48,990
Astellas Pharma, Inc. (Pharmaceuticals) .. 485
12,000 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 234
11,760 Bridgestone Corp. (Automobile
Components) ................. 462
5,100 Brother Industries Ltd. (Technology
Hardware, Storage & Peripherals) .. 90

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
23,347 Canon, Inc. (Technology Hardware, Storage
& Peripherals)^ ............... $ 631
10,400
Capcom Co. Ltd. (Entertainment) ...... 196
22,400 Central Japan Railway Co. (Ground
Transportation) ............... 483
27,800 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 328
13,900 Chugai Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 494
31,000
Concordia Financial Group Ltd. (Banks) . 182
4,139 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 139
6,100
Daifuku Co. Ltd. (Machinery) ......... 114
18,900
Dai-ichi Life Holdings, Inc. (Insurance) .. 505
38,400
Daiichi Sankyo Co. Ltd. (Pharmaceuticals) 1,319
5,500
Daikin Industries Ltd. (Building Products) 765
2,347 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 242
11,930 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 302
28,000 Daiwa Securities Group, Inc. (Capital
Markets) .................... 214
39,200
Denso Corp. (Automobile Components) .. 609
4,270
Dentsu Group, Inc. (Media)^ .......... 108
1,900 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 721
27,200 East Japan Railway Co. (Ground
Transportation) ............... 450
8,200
Eisai Co. Ltd. (Pharmaceuticals) ....... 336
74,278 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 382
19,500
FANUC Corp. (Machinery) ........... 534
3,600
Fast Retailing Co. Ltd. (Specialty Retail) . 908
2,700
Fuji Electric Co. Ltd. (Electrical Equipment) 154
23,030 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 539
36,400
Fujitsu Ltd. (IT Services)(b) .......... 570
243
GLP J- Reit (Industrial REITs)(b) ....... 198
3,000 Hamamatsu Photonics KK (Electronic
Equipment, Instruments &
Components) ................. 80
8,500 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 226
400 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... 75
2,200 Hitachi Construction Machinery Co. Ltd.
(Machinery) ................. 59
96,400
Hitachi Ltd. (Industrial Conglomerates) .. 2,157
94,762
Honda Motor Co. Ltd. (Automobiles) ... 1,013
3,300
Hoshizaki Corp. (Machinery) ......... 105
7,200 Hoya Corp. (Health Care Equipment &
Supplies) .................... 837
7,400 Hulic Co. Ltd. (Real Estate Management &
Development)(b) .............. 66
2,400 Ibiden Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 98
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
29,195 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels) ............. $ 189
19,500 Inpex Corp. (Oil, Gas & Consumable
Fuels)^ ..................... 287
12,270
Isuzu Motors Ltd. (Automobiles) ....... 163
24,458 ITOCHU Corp. (Trading Companies &
Distributors) ................. 1,194
9,000
Japan Airlines Co. Ltd. (Passenger Airlines) 142
10,100 Japan Exchange Group, Inc. (Capital
Markets) .................... 236
319 Japan Metropolitan Fund Invest (Retail
REITs) ..................... 179
48,100
Japan Post Bank Co. Ltd. (Banks)(b) .... 454
59,660
Japan Post Holdings Co. Ltd. (Insurance)(b) 592
9,200
Japan Post Insurance Co. Ltd. (Insurance)(b) 179
84 Japan Real Estate Investment Corp. (Office
REITs) ..................... 265
30,927
Japan Tobacco, Inc. (Tobacco)^ ........ 836
11,500
JFE Holdings, Inc. (Metals & Mining)(b) . 166
10,900
Kajima Corp. (Construction & Engineering) 188
13,700
Kao Corp. (Personal Care Products) ..... 555
8,100 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation)^ ............... 118
36,800 KDDI Corp. (Wireless Telecommunication
Services) .................... 973
193 KDX Realty Investment Corp. (Diversified
REITs) ..................... 188
2,800 Keisei Electric Railway Co. Ltd. (Ground
Transportation) ............... 90
4,100 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 1,797
15,000
Kikkoman Corp. (Food Products) ...... 174
10,400 Kintetsu Group Holdings Co. Ltd. (Ground
Transportation) ............... 227
28,510
Kirin Holdings Co. Ltd. (Beverages)^ ... 368
11,600 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 259
3,800 Koito Manufacturing Co. Ltd. (Automobile
Components) ................. 52
18,990
Komatsu Ltd. (Machinery) ........... 551
2,200
Konami Group Corp. (Entertainment) ... 158
21,100
Kubota Corp. (Machinery) ........... 295
25,780 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 297
9,800
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 167
1,700 Lasertec Corp. (Semiconductors &
Semiconductor Equipment) ....... 381
56,600
LY Corp. (Interactive Media & Services) . 137
8,900
M3, Inc. (Health Care Technology) ..... 85
4,900
Makita Corp. (Machinery) ........... 133
29,471 Marubeni Corp. (Trading Companies &
Distributors) ................. 545
16,600 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 238
11,450
Mazda Motor Corp. (Automobiles) ..... 111

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
6,600 McDonald's Holdings Co. Japan Ltd.
(Hotels, Restaurants & Leisure) .... $ 260
13,700
MEIJI Holdings Co. Ltd. (Food Products) 296
7,900
MINEBEA MITSUMI, Inc. (Machinery) . 162
28,310 Mitsubishi Chemical Group Corp.
(Chemicals) .................. 157
69,620 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 1,362
39,490 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 630
25,600 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 401
27,200 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 180
65,970 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 707
232,582 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 2,499
53,532 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 1,215
3,450
Mitsui Chemicals, Inc. (Chemicals) ..... 95
54,900 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 501
8,800 Mitsui O.S.K. Lines Ltd. (Marine
Transportation) ............... 264
54,452
Mizuho Financial Group, Inc. (Banks) ... 1,137
8,500 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 99
26,500 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 589
35,700 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 737
5,130
NEC Corp. (IT Services) ............. 422
7,100
Nexon Co. Ltd. (Entertainment) ....... 131
8,700
NIDEC Corp. (Electrical Equipment) .... 389
23,500
Nintendo Co. Ltd. (Entertainment) ...... 1,250
86
Nippon Building Fund, Inc. (Office REITs) 300
2,900 NIPPON EXPRESS HOLDINGS, Inc. (Air
Freight & Logistics)^ ........... 134
20,100 Nippon Paint Holdings Co. Ltd.
(Chemicals)^(b) ............... 131
165 Nippon Prologis REIT, Inc. (Industrial
REITs)(b) ................... 258
3,500
Nippon Sanso Holdings Corp. (Chemicals) 104
17,900
Nippon Steel Corp. (Metals & Mining)(b) 378
791,000 Nippon Telegraph & Telephone Corp.
(Diversified Telecommunication
Services) .................... 746
10,700
Nippon Yusen KK (Marine Transportation) 312
2,500
Nissan Chemical Corp. (Chemicals) ..... 79
50,100
Nissan Motor Co. Ltd. (Automobiles) ... 170
12,000 Nissin Foods Holdings Co. Ltd. (Food
Products)(b) ................. 305
3,000
Nitori Holdings Co. Ltd. (Specialty Retail) 317
2,960
Nitto Denko Corp. (Chemicals) ........ 234
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
62,700
Nomura Holdings, Inc. (Capital Markets) . $ 359
2,200 Nomura Real Estate Holdings, Inc. (Real
Estate Management & Development) 55
290 Nomura Real Estate Master Fund, Inc.
(Diversified REITs) ............ 258
7,720 Nomura Research Institute Ltd. (IT
Services) .................... 217
12,700
NTT Data Group Corp. (IT Services) .... 186
16,500 Obayashi Corp. (Construction &
Engineering) ................. 197
2,400
Obic Co. Ltd. (IT Services) ........... 309
7,700 Odakyu Electric Railway Co. Ltd. (Ground
Transportation) ............... 74
24,100 Olympus Corp. (Health Care Equipment &
Supplies) .................... 389
3,500 Omron Corp. (Electronic Equipment,
Instruments & Components) ...... 120
18,000 Ono Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 246
2,200
Oracle Corp. Japan (Software) ......... 152
25,500 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 710
24,000
ORIX Corp. (Financial Services) ....... 530
15,545
Osaka Gas Co. Ltd. (Gas Utilities) ...... 342
11,300
Otsuka Corp. (IT Services) ........... 217
10,600
Otsuka Holdings Co. Ltd. (Pharmaceuticals) 447
10,900 Pan Pacific International Holdings Corp.
( Broadline Retail) ............. 256
47,200 Panasonic Holdings Corp. (Household
Durables) ................... 386
31,600
Rakuten Group, Inc. ( Broadline Retail)(b) 163
30,500 Recruit Holdings Co. Ltd. (Professional
Services) .................... 1,632
30,800 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 576
56,085
Resona Holdings, Inc. (Banks) ........ 371
11,200 Ricoh Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 96
7,080 Rohm Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 95
5,400
SBI Holdings, Inc. (Capital Markets) .... 137
1,700 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 153
5,900
SCSK Corp. (IT Services) ............ 118
6,700 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 396
6,069 Seiko Epson Corp. (Technology Hardware,
Storage & Peripherals) .......... 94
8,200 Sekisui Chemical Co. Ltd. (Household
Durables) ................... 113
14,925
Sekisui House Ltd. (Household Durables) 330
56,590 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 690
16,000 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 148
9,900
Sharp Corp. (Household Durables)(a)(b) . 57

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
4,700 Shimadzu Corp. (Electronic Equipment,
Instruments & Components) ...... $ 118
1,600
Shimano, Inc. (Leisure Products) ....... 247
12,700 Shimizu Corp. (Construction &
Engineering) ................. 71
37,225
Shin-Etsu Chemical Co. Ltd. (Chemicals) 1,443
7,700
Shionogi & Co. Ltd. (Pharmaceuticals) .. 301
8,500
Shiseido Co. Ltd. (Personal Care Products) 242
22,800
Shizuoka Financial Group, Inc. (Banks) .. 219
1,200
SMC Corp. (Machinery) ............. 569
73,554 SoftBank Corp. (Wireless
Telecommunication Services) ..... 899
21,200 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 1,369
20,180
Sompo Holdings, Inc. (Insurance) ...... 431
41,800
Sony Group Corp. (Household Durables) . 3,543
4,500 Square Enix Holdings Co. Ltd.
(Entertainment) ............... 135
12,354
Subaru Corp. (Automobiles) .......... 262
7,000 SUMCO Corp. (Semiconductors &
Semiconductor Equipment)^(b) .... 101
21,340 Sumitomo Corp. (Trading Companies &
Distributors) ................. 533
15,220 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 237
5,000 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 152
26,603 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 1,773
17,000 Sumitomo Mitsui Trust Holdings, Inc.
(Banks) ..................... 388
6,100 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 179
7,100
Suntory Beverage & Food Ltd. (Beverages) 252
32,700
Suzuki Motor Corp. (Automobiles) ..... 376
10,200 Sysmex Corp. (Health Care Equipment &
Supplies) .................... 164
10,000
T&D Holdings, Inc. (Insurance) ....... 175
6,050
Taisei Corp. (Construction & Engineering) 224
38,845 Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 1,007
8,100 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 497
27,700 Terumo Corp. (Health Care Equipment &
Supplies) .................... 457
17,300
The Chiba Bank Ltd. (Banks) ......... 154
25,010 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 420
4,400
TIS, Inc. (IT Services) .............. 85
7,800 Tobu Railway Co. Ltd. (Ground
Transportation) ............... 131
6,400
Toho Co. Ltd. (Entertainment) ......... 187
38,620
Tokio Marine Holdings, Inc. (Insurance) . 1,442
50,000 Tokyo Electric Power Co. Holdings, Inc.
(Electric Utilities)(a) ........... 269
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
15,580 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... $ 3,379
15,300
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 329
20,200
Tokyu Corp. (Ground Transportation) ... 223
4,700 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 130
27,800
Toray Industries, Inc. (Chemicals) ...... 132
3,300
TOTO Ltd. (Building Products) ........ 78
3,000
Toyota Industries Corp. (Machinery) .... 253
219,400
Toyota Motor Corp. (Automobiles) ..... 4,486
12,900 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 251
4,800
Trend Micro, Inc. (Software) .......... 195
13,200
Unicharm Corp. (Household Products) ... 424
15,300
USS Co. Ltd. (Specialty Retail) ........ 129
16,600 West Japan Railway Co. (Ground
Transportation)(b) ............. 309
14,800
Yakult Honsha Co. Ltd. (Food Products) . 264
18,300
Yamaha Motor Co. Ltd. (Automobiles)^ .. 169
17,400 Yamato Holdings Co. Ltd. (Air Freight &
Logistics) ................... 191
5,100
Yaskawa Electric Corp. (Machinery) .... 183
4,900 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 118
5,900 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 226
6,100
ZOZO, Inc. (Specialty Retail)(b) ....... 153
91,226
Jordan — 0.03%
10,381 Hikma Pharmaceuticals PLC
(Pharmaceuticals) ............. 248
Luxembourg — 0.33%
61,358
ArcelorMittal SA (Metals & Mining) .... 1,404
6,277 Eurofins Scientific SE (Life Sciences Tools
& Services) .................. 313
87,806
Tenaris SA (Energy Equipment & Services) 1,349
3,066
Macau — 0.01%
48,660 Sands China Ltd. (Hotels, Restaurants &
Leisure)(a) .................. 101
Netherlands — 2.93%
9,551
ABN AMRO Bank N.V. (Banks) ....... 157
449
Adyen N.V. (Financial Services)(a)(b) ... 535
30,951
Aegon Ltd. (Insurance) .............. 191
3,423
Akzo Nobel N.V. (Chemicals) ......... 208
1,233
Argenx SE (Biotechnology)(a) ........ 539
2,867 ASM International N.V. (Semiconductors &
Semiconductor Equipment) ....... 2,186

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
9,707 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... $ 10,024
6,358
ASR Nederland N.V. (Insurance) ....... 303
1,616 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 270
4,529
Euronext N.V. (Capital Markets) ....... 419
2,815
EXOR N.V. (Financial Services) ....... 295
10,714 Ferrovial SE (Construction & Engineering)
(a) ........................ 416
5,126
Heineken Holding N.V. (Beverages) .... 404
21,117
Heineken N.V. (Beverages) ........... 2,042
1,143 IMCD N.V. (Trading Companies &
Distributors) ................. 158
68,131
ING Groep N.V. (Banks) ............. 1,165
15,576
JDE Peet's N.V. (Food Products)(b) ..... 310
30,315 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 895
182,918 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 701
16,764 Koninklijke Philips N.V. (Health Care
Equipment & Supplies)(a) ....... 423
6,357
NN Group N.V. (Insurance)^(a) ........ 296
12,823
OCI N.V. (Chemicals)(b) ............ 313
29,886
Prosus N.V. ( Broadline Retail)(a)(b) .... 1,064
12,024 QIAGEN N.V. (Life Sciences Tools &
Services)(a) .................. 496
2,214
Randstad N.V. (Professional Services) ... 100
45,825
Stellantis N.V. (Automobiles) ......... 906
59,297
Stellantis N.V. (Automobiles) ......... 1,178
16,788 Universal Music Group N.V.
(Entertainment) ............... 499
6,542
Wolters Kluwer N.V. (Professional Services) 1,085
27,578
New Zealand — 0.09%
26,594 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 124
12,284 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 225
14,981
Mercury NZ Ltd. (Electric Utilities) ..... 60
25,473 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 98
36,890 Spark New Zealand Ltd. (Diversified
Telecommunication Services) ..... 93
3,004
Xero Ltd. (Software)(a) ............. 273
873
Norway — 0.39%
6,340 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 162
88,901
DNB Bank ASA (Banks) ............ 1,747
18,475 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 526
7,282
Gjensidige Forsikring ASA (Insurance) .. 131
Shares Security Description
Value
(000)
Common Stocks (continued)
Norway (continued)
2,256 Kongsberg Gruppen ASA (Aerospace &
Defense) .................... $ 184
9,337
Mowi ASA (Food Products)(b) ........ 155
28,493
Norsk Hydro ASA (Metals & Mining) ... 178
26,908
Orkla ASA (Food Products) .......... 218
1,321
Salmar ASA (Food Products) ......... 70
19,246 Telenor ASA (Diversified
Telecommunication Services) ..... 219
3,344
Yara International ASA (Chemicals) .... 96
3,686
Poland — 0.01%
4,008
InPost SA (Air Freight & Logistics)(a) ... 71
Portugal — 0.06%
62,958 EDP - Energias de Portugal SA (Electric
Utilities) .................... 236
9,702 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 205
5,681 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 111
552
Singapore — 0.56%
112,738 CapitaLand Ascendas REIT (Industrial
REITs) ..................... 213
114,024 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 167
52,200 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 102
41,404
DBS Group Holdings Ltd. (Banks) ..... 1,093
253,400 Genting Singapore Ltd. (Hotels, Restaurants
& Leisure) ................... 161
43,349 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 154
5,000 Jardine Cycle & Carriage Ltd. (Industrial
Conglomerates) ............... 98
30,800
Keppel Ltd. (Industrial Conglomerates) .. 147
68,937 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 734
7,531
Sea Ltd., ADR (Entertainment)(a) ...... 538
34,000
Seatrium Ltd. (Machinery)(a) ......... 35
33,600
Sembcorp Industries Ltd. (Multi-Utilities) 119
29,900 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 152
36,700
Singapore Exchange Ltd. (Capital Markets) 257
71,700 Singapore Technologies Engineering Ltd.
(Aerospace & Defense) ......... 229
206,640 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 419
26,000
United Overseas Bank Ltd. (Banks) ..... 601
38,100
Wilmar International Ltd. (Food Products) 87
5,306

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
South Korea — 0.15%
932 Samsung Electronics Co. Ltd., GDR
(Technology Hardware, Storage &
Peripherals) .................. $ 1,379
Spain — 1.20%
816
Acciona SA (Electric Utilities) ........ 96
4,234 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering)(a) ............... 183
1,505 Aena SME SA (Transportation
Infrastructure) ................ 303
28,160 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 1,874
120,237 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 1,204
108,910
Banco de Sabadell SA (Banks) ........ 210
329,673
Banco Santander SA (Banks)(b) ....... 1,529
76,308
CaixaBank SA (Banks) .............. 404
15,121 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 492
6,260 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers)
(a) ........................ 87
17,422
Enagas SA (Gas Utilities)(b) .......... 259
12,106
Endesa SA (Electric Utilities) ......... 227
6,422
Grifols SA (Biotechnology)(a) ......... 54
126,750
Iberdrola SA (Electric Utilities) ........ 1,645
22,441 Industria de Diseno Textil SA (Specialty
Retail) ...................... 1,114
24,944
Redeia Corp. SA (Electric Utilities) ..... 436
34,368
Repsol SA (Oil, Gas & Consumable Fuels) 542
150,684 Telefonica SA (Diversified
Telecommunication Services) ..... 639
11,298
Sweden — 1.34%
6,011
Alfa Laval AB (Machinery) .......... 263
20,809 Assa Abloy AB, Class - B (Building
Products) .................... 588
55,671
Atlas Copco AB, Class - A (Machinery) .. 1,047
31,863
Atlas Copco AB, Class - B (Machinery) .. 515
8,161 Beijer Ref AB (Trading Companies &
Distributors) ................. 126
6,867
Boliden AB (Metals & Mining) ........ 220
13,731
Epiroc AB, Class - A (Machinery) ...... 274
8,321
Epiroc AB, Class - B (Machinery) ...... 152
7,845
EQT AB (Capital Markets) ........... 232
18,060
Essity AB, Class - B (Household Products) 463
3,788 Evolution AB (Hotels, Restaurants &
Leisure) .................... 395
13,679 Fastighets AB Balder, B shares (Real Estate
Management & Development)(a) ... 94
7,838 Getinge AB, B shares (Health Care
Equipment & Supplies) ......... 133
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
12,958 H & M Hennes & Mauritz AB, Class - B
(Specialty Retail) .............. $ 205
42,356 Hexagon AB, Class - B (Electronic
Equipment, Instruments &
Components) ................. 478
4,077 Holmen AB, B shares (Paper & Forest
Products) .................... 160
6,699
Husqvarna AB, B shares (Machinery) ... 54
2,824 Industrivarden AB, Class - A (Financial
Services)(b) .................. 96
4,107 Industrivarden AB, Class - C (Financial
Services) .................... 139
5,482
Indutrade AB (Machinery) ........... 141
2,888 Investment AB Latour , Class - B (Industrial
Conglomerates) ............... 78
35,822
Investor AB, Class - B (Financial Services) 981
2,230 L E Lundbergforetagen AB, Class - B
(Financial Services) ............ 110
4,677 Lifco AB, Class - B (Industrial
Conglomerates) ............... 128
30,282 Nibe Industrier AB, Class - B (Building
Products) .................... 128
14,119 Saab AB, Class - B (Aerospace & Defense)
(a) ........................ 340
4,608 Sagax AB, Class - B (Real Estate
Management & Development) ..... 118
21,970
Sandvik AB (Machinery) ............ 440
16,214 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 161
37,778 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 558
6,826 Skanska AB, Class - B (Construction &
Engineering) ................. 123
6,837
SKF AB, B shares (Machinery) ........ 137
18,541 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products) ........ 274
43,083 Svenska Handelsbanken AB, Class - A
(Banks) ..................... 411
21,683
Swedbank AB, Class - A (Banks) ....... 446
9,074 Swedish Orphan Biovitrum AB
(Biotechnology)(a) ............. 243
25,564 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 258
74,544 Telefonaktiebolaget LM Ericsson, Class - B
(Communications Equipment) ..... 463
108,436 Telia Co. AB (Diversified
Telecommunication Services) ..... 291
4,233
Trelleborg AB, Class - B (Machinery) ... 165
4,018
Volvo AB, Class - A (Machinery) ....... 105
32,671
Volvo AB, Class - B (Machinery) ...... 836
15,373 Volvo Car AB, Class - B (Automobiles)(a)
(b) ........................ 48
12,617
Switzerland — 5.42%
32,887 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 1,828

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
3,479 Adecco Group AG (Professional Services)
(b) ........................ $ 115
25,475 Alcon, Inc. (Health Care Equipment &
Supplies) .................... 2,275
2,188 Avolta AG, Registered Shares (Specialty
Retail)(b) ................... 85
720 Bachem Holding AG (Life Sciences Tools &
Services) .................... 66
2,873 Baloise Holding AG, Registered Shares
(Insurance) .................. 505
4,816 Banque Cantonale Vaudoise , Registered
Shares (Banks) ................ 511
282 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 460
2,980
BKW AG (Electric Utilities) .......... 476
4 Chocoladefabriken Lindt & Spruengli AG
(Food Products) ............... 462
21 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 245
19,463 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 3,039
4,678
Clariant AG, Registered Shares (Chemicals) 74
7,163
Coca-Cola HBC AG (Beverages) ....... 244
5,021
DSM- Firmenich AG (Chemicals) ...... 568
141
EMS- Chemie Holding AG (Chemicals) .. 116
699 Geberit AG, Registered Shares (Building
Products) .................... 413
208 Givaudan SA, Registered Shares
(Chemicals) .................. 986
214,693
Glencore PLC (Metals & Mining)(b) .... 1,224
2,134 Helvetia Holding AG, Registered Shares
(Insurance) .................. 289
10,688
Holcim AG (Construction Materials)(b) .. 947
4,133
Julius Baer Group Ltd. (Capital Markets) . 231
1,513 Kuehne + Nagel International AG,
Registered Shares (Marine
Transportation) ............... 435
3,299 Logitech International SA, Registered
Shares (Technology Hardware, Storage
& Peripherals) ................ 319
1,555 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... 849
69,939 Nestle SA, Registered Shares (Food
Products) .................... 7,142
57,069 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 6,111
471 Partners Group Holding AG (Capital
Markets) .................... 605
15,184
Roche Holding AG (Pharmaceuticals) ... 4,217
5,376 Roche Holding AG, Class - BR
(Pharmaceuticals) ............. 1,639
8,513
Sandoz Group AG (Pharmaceuticals) .... 308
951 Schindler Holding AG, Class - PC
(Machinery) ................. 239
509 Schindler Holding AG, Registered Shares
(Machinery) ................. 127
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
4,937 SGS SA, Registered Shares (Professional
Services)(a)(b) ................ $ 440
12,421
SIG Group AG (Containers & Packaging) 227
7,455
Sika AG, Registered Shares (Chemicals) . 2,135
1,042 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 322
46,388 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 1,831
2,351 Straumann Holding AG, Registered Shares
(Health Care Equipment & Supplies) 291
691
Swiss Life Holding AG (Insurance) ..... 508
5,930 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 562
8,231
Swiss Re AG (Insurance) ............ 1,021
1,352 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 761
1,375
Temenos AG, Registered Shares (Software) 95
1,141 The Swatch Group AG (Textiles, Apparel &
Luxury Goods) ............... 47
619 The Swatch Group AG, Class - BR (Textiles,
Apparel & Luxury Goods) ....... 127
112,037
UBS Group AG (Capital Markets) ...... 3,298
562
VAT Group AG (Machinery) .......... 319
3,589
Zurich Insurance Group AG (Insurance) .. 1,914
51,048
Taiwan — 0.16%
8,839 Taiwan Semiconductor Manufacturing
Co. Ltd., ADR (Semiconductors &
Semiconductor Equipment) ....... 1,536
United Kingdom — 7.70%
20,191
3i Group PLC (Capital Markets) ....... 782
11,286
Admiral Group PLC (Insurance) ....... 373
26,281
Anglo American PLC (Metals & Mining) . 831
27,392 Ashtead Group PLC (Trading Companies &
Distributors) ................. 1,829
6,915 Associated British Foods PLC (Food
Products) .................... 216
41,774
AstraZeneca PLC (Pharmaceuticals) .... 6,525
27,752 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 281
57,130
Aviva PLC (Insurance) .............. 344
83,815
BAE Systems PLC (Aerospace & Defense) 1,399
797,873
Barclays PLC (Banks) .............. 2,107
20,843 Barratt Developments PLC (Household
Durables)(b) ................. 124
2,134 Berkeley Group Holdings PLC (Household
Durables) ................... 124
563,061
BP PLC (Oil, Gas & Consumable Fuels) . 3,382
48,536
British American Tobacco PLC (Tobacco) 1,491
183,333 BT Group PLC (Diversified
Telecommunication Services) ..... 326

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
14,664 Bunzl PLC (Trading Companies &
Distributors) ................. $ 558
7,292 Burberry Group PLC (Textiles, Apparel &
Luxury Goods)(b) ............. 81
177,722
Centrica PLC (Multi-Utilities) ......... 303
5,692 Coca-Cola Europacific Partners PLC
(Beverages) .................. 414
83,384 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 2,277
4,756
Croda International PLC (Chemicals)(b) . 237
87,946
Diageo PLC (Beverages) ............ 2,768
15,841
Endeavour Mining PLC (Metals & Mining) 337
12,803 Entain PLC (Hotels, Restaurants & Leisure)
(b) ........................ 102
157,867
GSK PLC (Pharmaceuticals) .......... 3,052
232,589
Haleon PLC (Personal Care Products) ... 948
10,261 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 351
7,838 Hargreaves Lansdown PLC (Capital
Markets) .................... 112
541,714
HSBC Holdings PLC (Banks) ......... 4,683
25,786
Imperial Brands PLC (Tobacco) ....... 660
27,761
Informa PLC (Media) ............... 300
3,317 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 349
5,803
Intertek Group PLC (Professional Services) 351
101,141 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 326
56,001
JD Sports Fashion PLC (Specialty Retail) 85
51,842
Kingfisher PLC (Specialty Retail) ...... 163
14,197 Land Securities Group PLC (Diversified
REITs) ..................... 111
125,455
Legal & General Group PLC (Insurance) . 360
1,310,652
Lloyds Banking Group PLC (Banks) .... 907
23,647 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 2,809
46,682
M&G PLC (Financial Services) ........ 120
27,008 Melrose Industries PLC (Aerospace &
Defense) .................... 189
8,856
Mondi PLC (Paper & Forest Products) ... 170
120,759
National Grid PLC (Multi-Utilities)(a) ... 1,347
465,547
NatWest Group PLC (Banks)(b) ....... 1,834
2,566
Next PLC ( Broadline Retail) .......... 293
32,160 Pearson PLC (Diversified Consumer
Services) .................... 402
6,409
Persimmon PLC (Household Durables) .. 110
14,964
Phoenix Group Holdings PLC (Insurance) 99
20,329 Reckitt Benckiser Group PLC (Household
Products) .................... 1,100
75,133
RELX PLC (Professional Services) ..... 3,456
86,167 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 503
41,572
Rio Tinto PLC (Metals & Mining) ...... 2,733
174,493 Rolls-Royce Holdings PLC (Aerospace &
Defense)(a) .................. 1,007
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
16,172
Schroders PLC (Capital Markets) ...... $ 74
34,661
Segro PLC (Industrial REITs)(a) ....... 394
15,261
Severn Trent PLC (Water Utilities) ..... 459
169,976 Shell PLC (Oil, Gas & Consumable Fuels)
(a) ........................ 6,089
29,151 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 361
6,973 Smiths Group PLC (Industrial
Conglomerates) ............... 150
2,038
Spirax Group PLC (Machinery) ........ 218
31,258
SSE PLC (Electric Utilities)(a) ........ 707
45,979
Standard Chartered PLC (Banks) ....... 416
70,873 Taylor Wimpey PLC (Household Durables)
(b) ........................ 127
214,816 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 830
42,429
The Sage Group PLC (Software) ....... 583
82,839
Unilever PLC (Personal Care Products) .. 4,550
36,576
United Utilities Group PLC (Water Utilities) 454
668,236 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 589
3,877 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 146
12,895
Wise PLC, Class - A (Financial Services)(a) 111
21,565
WPP PLC (Media) ................. 197
72,596
United States — 0.28%
58,214
Coupang , Inc. ( Broadline Retail)(a) ..... 1,220
16,381
CRH PLC, ADR (Construction Materials) 1,228
2,279 RB Global, Inc. (Commercial Services &
Supplies) .................... 174
2,622
Total Common Stocks .............. 485,078
Right — 0.00%
Italy — 0.00%
4,831 Amplifon SpA , (Health Care Providers &
Services)(a) .................. —
Total Right ...................... —
Investment Companies — 46.68%
International Equity Funds — 41.10%
225,091
Aberforth Smaller Companies Trust PLC . 4,302
516,982
Abrdn UK Smaller Cos Growth Trust PLC 3,179
320,322
Argo Investments Ltd. .............. 1,846
472,756
Asia Dragon Trust PLC ............. 2,414
406,021
Australian Foundation Investment Co. Ltd.^ 1,936
1,614,892
AVI Japan Opportunity Trust PLC ...... 2,725
2,996,697
Baillie Gifford European Growth Trust PLC 3,632
2,024,734
Baillie Gifford Shin Nippon PLC ....... 2,933

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
International Equity Funds (continued)
1,453,992
Baillie Gifford UK Growth Trust PLC ... $ 3,142
689,933 BlackRock Enhanced International Dividend
Trust ....................... 3,850
387,672 BlackRock Greater Europe Investment Trust
PLC ....................... 3,008
232,300
BlackRock Health Sciences Term Trust .. 3,568
513,282 BlackRock Innovation and Growth Term
Trust ....................... 3,711
181,428 BlackRock Science and Technology Term
Trust ....................... 3,612
100,000
European Assets Trust PLC ........... 110
408,655
European Opportunities Trust PLC ..... 4,545
363,328
Fidelity Emerging Markets Ltd. ........ 3,228
2,205,984
Fidelity Japan Trust PLC ............ 4,837
1,043,979
Fidelity Special Values PLC .......... 3,991
2,118,994
Henderson European Focus Trust PLC ... 4,941
1,838,622
Henderson EuroTrust PLC ........... 3,662
555,165
iShares Core MSCI EAFE ETF ........ 40,328
139
iShares MSCI EAFE ETF ............ 11
849,919
Japan Smaller Capitalization Fund, Inc. .. 6,442
1,657,423
JPMorgan European Discovery Trust PLC 9,490
7,782,827
JPMorgan European Growth & Income PLC 10,181
1,032,234 JPMorgan Japan Small Cap Growth &
Income PLC ................. 3,914
1,525,143
JPMorgan Japanese Investment Trust PLC 10,351
1,551,201
Mercantile Investment Trust PLC ...... 4,568
115,735
Morgan Stanley China A Share Fund, Inc. 1,360
500,354 Neuberger Berman Energy Infrastructure
and Income Fund, Inc. .......... 4,003
226,855 Neuberger Berman Next Generation
Connectivity Fund, Inc. ......... 2,929
693,989
Oakley Capital Investments Ltd. ....... 4,491
2,809,755
Polar Capital Global Financials Trust PLC 5,945
137,820
Polar Capital Global Healthcare Trust PLC 662
1,869,745
Regal Asian Investments Ltd. ......... 2,743
2,692,880
Schroder Japan Trust PLC ............ 8,883
10,089,219
Schroders Capital Global Innovation Trust 1,517
219,097
Smithson Investment Trust PLC ....... 3,816
845,841
Strategic Equity Capital PLC ......... 3,907
1,151,235
Temple Bar Investment Trust PLC ...... 3,769
1,941,780 Templeton Emerging Markets Investment
Trust PLC ................... 3,976
506,329
The Baillie Gifford Japan Trust PLC .... 4,646
506,980
The Edinburgh Investment Trust PLC ... 4,652
1,650,905
The European Smaller Cos. ........... 3,722
264,440
The Monks Investment Trust PLC ...... 3,951
266,469
The New Germany Fund, Inc. ......... 2,168
1,000,000 TR Property Investment Trust PLC -
Ordinary Shares ............... 3,905
1,052,596
Vanguard FTSE Developed Markets ETF . 52,020
1,536,300
Vanguard FTSE Europe ETF .......... 102,580
561,903
Witan Investment Trust PLC .......... 1,903
1,152,150
Worldwide Healthcare Trust PLC/Fund .. 5,271
387,276
Shares Security Description
Value
(000)
Money Market Funds — 5.58%
174,022 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 5.17%^^(c) $ 174
52,317,837 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
5.20%(c) .................... 52,317
52,491
Total Investment Companies ......... 439,767
Purchased Options on Futures — 0.00%
Total Purchased Options on Futures ... 23
Total Investments (cost $772,768 ) —
98.18% ..................... 924,868
Other assets in excess of liabilities —
1.82% ...................... 17,154
Net Assets - 100.00% $ 942,022
Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2024
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
^ All or part of this security was on loan as of June 30, 2024.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2024.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust
The Institutional International Equity Portfolio
City of London
Investment
Management
Company,
Limited
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions
Monashee
Investment
Management,
LLC Total
Common Stocks .............................................................................. — 51.50% — — — 51.50%
Rights — 0.00% — — — 0.00%
Investment Companies .................................................................... 20.57% 0.04% 16.08% 0.01% 9.98% 46.68%
Purchased Options on Futures ........................................................ — — — — 0.00% 0.00%
Other Assets (Liabilities) ................................................................ 0.06% 0.36% 0.68% — 0.72% 1.82%
Total Net Assets ......................................................................... 20.63% 51.90% 16.76% 0.01% 10.70% 100.00%

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
MSCI EAFE Index Future .................................. 573 9/20/24 $ 67,134 $ (321)
$ 67,134 $ (321)
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2024 .
Futures Contracts Sold *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future .................................... 41 9/20/24 $ 11,319 $ (39)
$ 11,319 $ (39)
Total Unrealized Appreciation ..................... $ —
Total Unrealized Depreciation ..................... (360)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (360)
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Options on Futures Contracts
Exchange-traded options on futures contacts written as of June 30, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ......................... Put 5 $ 1,393 $ 5,570.00 7/19/24 $ (15)
E-Mini S&P 500 Future Option ......................... Put 6 1,658 5,525.00 7/31/24 (16)
E-Mini S&P 500 Future Option ......................... Put 5 1,375 5,500.00 7/31/24 (11)
E-Mini S&P 500 Future Option ......................... Call 3 1,599 5,330.00 7/12/24 (53)
E-Mini S&P 500 Future Option ......................... Call 5 1,425 5,700.00 7/31/24 (2)
E-Mini S&P 500 Future Option ......................... Put 4 1,850 4,625.00 7/19/24 —
E-Mini S&P 500 Future Option ......................... Put 17 3,804 4,475.00 7/19/24 (1)
E-Mini S&P 500 Future Option ......................... Put 13 3,006 4,625.00 7/19/24 (1)
E-Mini S&P 500 Future Option ......................... Put 9 4,167 4,630.00 7/19/24 (1)
E-Mini S&P 500 Future Option ......................... Put 4 1,856 4,640.00 7/19/24 —
E-Mini S&P 500 Future Option ......................... Put 24 5,399 4,500.00 7/19/24 (1)
E-Mini S&P 500 Future Option ......................... Put 6 1,656 5,520.00 7/19/24 (16)
E-Mini S&P 500 Future Option ......................... Put 3 1,365 4,550.00 7/19/24 —
E-Mini S&P 500 Future Option ......................... Put 19 4,370 4,600.00 7/19/24 (1)
E-Mini S&P 500 Future Option ......................... Put 3 834 5,560.00 7/19/24 (11)
E-Mini S&P 500 Future Option ......................... Put 5 1,388 5,550.00 7/19/24 (17)
E-Mini S&P 500 Future Option ......................... Put 8 1,820 4,550.00 7/19/24 —
E-Mini S&P 500 Future Option ......................... Put 6 1,659 5,530.00 7/19/24 (17)
E-Mini S&P 500 Future Option ......................... Put 8 3,720 4,650.00 7/19/24 (1)
E-Mini S&P 500 Future Option ......................... Put 8 3,740 4,675.00 7/19/24 (1)
E-Mini S&P 500 Future Option ......................... Put 6 1,658 5,525.00 7/19/24 (16)
E-Mini S&P 500 Future Option ......................... Put 12 2,790 4,650.00 7/19/24 (1)
E-Mini S&P 500 Future Option ......................... Put 9 4,230 4,700.00 7/19/24 (1)
E-Mini S&P 500 Future Option ......................... Put 5 2,360 4,720.00 7/19/24 (1)
E-Mini S&P 500 Future Option ......................... Put 10 2,770 5,540.00 7/19/24 (31)
E-Mini S&P 500 Future Option ......................... Put 12 5,939 4,950.00 7/31/24 (4)
E-Mini S&P 500 Future Option ......................... Put 4 2,090 5,225.00 7/31/24 (5)
E-Mini S&P 500 Future Option ......................... Put 7 3,675 5,250.00 7/31/24 (11)
E-Mini S&P 500 Future Option ......................... Put 3 1,425 4,750.00 7/31/24 (1)
E-Mini S&P 500 Future Option ......................... Put 5 1,328 5,310.00 7/31/24 (5)
E-Mini S&P 500 Future Option ......................... Put 4 1,976 4,940.00 7/31/24 (2)
E-Mini S&P 500 Future Option ......................... Put 6 1,590 5,300.00 7/31/24 (5)
E-Mini S&P 500 Future Option ......................... Put 8 2,100 5,250.00 7/31/24 (6)
E-Mini S&P 500 Future Option ......................... Put 6 1,493 4,975.00 7/31/24 (1)
E-Mini S&P 500 Future Option ......................... Put 5 1,175 4,700.00 7/31/24 (1)
E-Mini S&P 500 Future Option ......................... Put 4 930 4,650.00 7/31/24 —
E-Mini S&P 500 Future Option ......................... Put 5 1,355 5,420.00 7/31/24 (9)
E-Mini S&P 500 Future Option ......................... Put 3 1,479 4,930.00 7/31/24 (1)
E-Mini S&P 500 Future Option ......................... Put 6 2,946 4,910.00 8/16/24 (4)
E-Mini S&P 500 Future Option ......................... Put 8 3,920 4,900.00 8/16/24 (6)
E-Mini S&P 500 Future Option ......................... Put 4 1,980 4,950.00 8/16/24 (3)
E-Mini S&P 500 Future Option ......................... Put 3 1,560 5,200.00 8/16/24 (6)
E-Mini S&P 500 Future Option ......................... Put 5 2,525 5,050.00 8/16/24 (6)
E-Mini S&P 500 Future Option ......................... Put 5 1,300 5,200.00 8/16/24 (5)
E-Mini S&P 500 Future Option ......................... Put 8 3,992 4,990.00 8/16/24 (7)
E-Mini S&P 500 Future Option ......................... Put 5 1,294 5,175.00 8/16/24 (5)
E-Mini S&P 500 Future Option ......................... Put 4 2,076 5,190.00 8/16/24 (8)

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2024
Options on Futures Contracts (continued)
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ......................... Put 7 $ 3,409 $ 4,870.00 8/16/24 $ (5)
E-Mini S&P 500 Future Option ......................... Put 4 2,088 5,220.00 8/16/24 (9)
E-Mini S&P 500 Future Option ......................... Put 5 1,225 4,900.00 8/16/24 (2)
E-Mini S&P 500 Future Option ......................... Put 6 2,988 4,980.00 8/16/24 (5)
E-Mini S&P 500 Future Option ......................... Put 7 1,698 4,850.00 8/16/24 (2)
E-Mini S&P 500 Future Option ......................... Put 4 1,930 4,825.00 8/16/24 (2)
E-Mini S&P 500 Future Option ......................... Put 4 1,928 4,820.00 8/16/24 (2)
E-Mini S&P 500 Future Option ......................... Put 4 1,920 4,800.00 8/16/24 (2)
E-Mini S&P 500 Future Option ......................... Put 4 1,950 4,875.00 8/16/24 (3)
E-Mini S&P 500 Future Option ......................... Put 11 2,750 5,000.00 8/16/24 (5)
E-Mini S&P 500 Future Option ......................... Put 9 4,612 5,125.00 9/2/24 (20)
E-Mini S&P 500 Future Option ......................... Put 7 3,577 5,110.00 9/2/24 (15)
E-Mini S&P 500 Future Option ......................... Put 3 1,530 5,100.00 9/2/24 (6)
E-Mini S&P 500 Future Option ......................... Put 6 3,042 5,070.00 9/2/24 (10)
E-Mini S&P 500 Future Option ......................... Put 6 3,030 5,050.00 9/2/24 (11)
E-Mini S&P 500 Future Option ......................... Put 3 1,539 5,130.00 9/2/24 (7)
E-Mini S&P 500 Future Option ......................... Put 4 975 4,875.00 9/2/24 (2)
E-Mini S&P 500 Future Option ......................... Put 6 3,024 5,040.00 9/2/24 (9)
E-Mini S&P 500 Future Option ......................... Put 5 2,530 5,060.00 9/2/24 (9)
E-Mini S&P 500 Future Option ......................... Put 6 3,015 5,025.00 9/20/24 (16)
$ (458)
Exchanged-traded options on futures contacts purchased as of June 30, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ......................... Put 6 $ 2,880 $ 4,800.00 7/19/24 $ 1
E-Mini S&P 500 Future Option ......................... Put 3 1,455 4,850.00 7/19/24 —
E-Mini S&P 500 Future Option ......................... Put 6 2,970 4,950.00 7/19/24 1
E-Mini S&P 500 Future Option ......................... Put 3 1,583 5,275.00 7/19/24 3
E-Mini S&P 500 Future Option ......................... Put 4 2,080 5,200.00 7/19/24 2
E-Mini S&P 500 Future Option ......................... Put 6 1,626 5,420.00 7/19/24 8
E-Mini S&P 500 Future Option ......................... Put 6 3,015 5,025.00 7/31/24 3
E-Mini S&P 500 Future Option ......................... Put 6 3,000 5,000.00 7/31/24 3
E-Mini S&P 500 Future Option ......................... Put 3 1,530 5,100.00 7/31/24 2
$ 23

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments — June 30, 2024
103
See accompanying notes to financial statements.
ICI
Shares Security Description
Value
(000)
Common Stocks — 82.50%
Brazil — 3.46%
386,805
Ambev SA (Beverages) ............. $ 790
435,636 B3 SA - Brasil Bolsa Balcao (Capital
Markets) .................... 798
230,432
Banco Bradesco SA (Banks) .......... 461
362,312 Banco Bradesco SA, Preference Shares
(Banks)(a) ................... 803
35,932
Banco BTG Pactual SA (Capital Markets)(a) 199
181,588
Banco do Brasil SA (Banks) .......... 868
148,036
BB Seguridade Participacoes SA (Insurance) 872
81,321
BRF SA (Food Products)(b) .......... 330
48,968 Caixa Seguridade Participacoes SA
(Insurance) .................. 125
80,534
CCR SA (Transportation Infrastructure) .. 168
91,542 Centrais Eletricas Brasileiras SA (Electric
Utilities) .................... 587
8,701 Cia de Saneamento Basico do Estado de Sao
Paulo SABESP (Water Utilities) ... 117
386,844 Cia Energetica de Minas Gerais, Preference
Shares (Electric Utilities) ........ 685
98,100 Cia Siderurgica Nacional SA (Metals &
Mining) ..................... 227
30,744 Gerdau SA, Preference Shares (Metals &
Mining) ..................... 101
301,349 Hapvida Participacoes e Investimentos S/A
(Health Care Providers & Services)(b) 206
414,005 Itau Unibanco Holding SA, Preference
Shares (Banks) ................ 2,401
64,681
Itausa SA, Preference Shares (Banks) .... 114
64,365
JBS S/A (Food Products)(b) .......... 372
158,620
Klabin SA (Containers & Packaging) .... 608
103,765 Localiza Rent a Car SA (Ground
Transportation) ............... 780
153,824
Lojas Renner SA (Specialty Retail) ..... 343
97,849 Natura & Co. Holding SA (Personal Care
Products)(a) .................. 272
452,011 Petroleo Brasileiro SA (Oil, Gas &
Consumable Fuels) ............. 3,265
184,422 Petroleo Brasileiro SA, Preference Shares
(Oil, Gas & Consumable Fuels) .... 1,256
93,520
PRIO SA (Oil, Gas & Consumable Fuels)(a) 732
223,600 Raia Drogasil SA (Consumer Staples
Distribution & Retail) ........... 1,027
45,616 Rede D'Or Sao Luiz SA (Health Care
Providers & Services) ........... 222
108,800
Rumo SA (Ground Transportation)(a) ... 403
41,400
Suzano SA (Paper & Forest Products) ... 422
203,702 TIM SA (Wireless Telecommunication
Services) .................... 579
241,811
Vale SA (Metals & Mining) ........... 2,691
49,658
Vibra Energia SA (Specialty Retail)(a) ... 186
207,302
WEG SA (Electrical Equipment) ....... 1,565
24,575
Chile — 0.36%
23,065
Banco de Credito e Inversiones SA (Banks) 649
Shares Security Description
Value
(000)
Common Stocks (continued)
Chile (continued)
149,776 Empresas CMPC SA (Paper & Forest
Products) .................... $ 282
7,021,412
Enel Americas SA (Electric Utilities) .... 653
7,027,795
Enel Chile SA (Electric Utilities) ....... 397
47,236
Falabella SA (Broadline Retail)(b) ...... 146
11,341,129 Latam Airlines Group SA (Passenger
Airlines) .................... 155
7,697 Sociedad Quimica y Minera de Chile SA,
Class - B (Electrical Equipment) ... 311
2,593
China — 18.67%
77,365 360 Security Technology, Inc., Class - A
(Software) ................... 82
31,500 AAC Technologies Holdings, Inc.
(Electronic Equipment, Instruments &
Components) ................. 124
2,150,000 Agricultural Bank of China Ltd., H Shares
(Banks) ..................... 920
75,400 Air China Ltd., Class - A (Passenger
Airlines)(b) .................. 77
43,000
Akeso, Inc. (Biotechnology)^(b) ....... 208
1,189,018 Alibaba Group Holding Ltd. (Broadline
Retail) ...................... 10,734
314,000 Aluminum Corp of China Ltd., H Shares
(Metals & Mining) ............. 214
155,700 Aluminum Corp. of China Ltd., Class - A
(Metals & Mining) ............. 164
6,300 Anjoy Foods Group Co. Ltd., Class - A
(Food Products) ............... 64
111,000 ANTA Sports Products Ltd. (Textiles,
Apparel & Luxury Goods) ....... 1,066
5,814 Autohome, Inc., ADR (Interactive Media &
Services) .................... 160
177,126 Baidu, Inc. (Interactive Media & Services)
(b) ........................ 1,934
5,524,100
Bank of China Ltd., H Shares (Banks) ... 2,723
1,399,000 Bank of Communications Co. Ltd., H Shares
(Banks) ..................... 1,098
157,600 Bank of Hangzhou Co. Ltd., Class - A
(Banks) ..................... 283
85,800
Bank of Ningbo Co. Ltd, Class - A (Banks) 261
310,100 Baoshan Iron & Steel Co. Ltd., Class - A
(Metals & Mining) ............. 284
9,449
Bilibili, Inc., ADR (Entertainment)(b) ... 146
7,500
Bilibili, Inc., Class - Z (Entertainment)(b) 122
32,000
BYD Co. Ltd. (Automobiles)(a) ....... 951
49,753
BYD Co. Ltd., Class - A (Automobiles) .. 1,714
78,000 BYD Electronic International Co. Ltd.
(Communications Equipment) ..... 390
1,061,000 CGN Power Co. Ltd., H Shares
(Independent Power and Renewable
Electricity Producers) ........... 467
134,900 China Communications Services Corp.
Ltd., H Shares (Construction &
Engineering) ................. 73

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
8,731,350 China Construction Bank Corp., H Shares
(Banks) ..................... $ 6,451
30,800 China CSSC Holdings Ltd., Class - A
(Machinery) ................. 173
1,641,000 China Everbright Bank Co. Ltd., H Shares
(Banks) ..................... 511
110,000
China Feihe Ltd. (Food Products) ...... 51
69,200 China Galaxy Securities Co. Ltd., Class - A
(Capital Markets) .............. 103
174,000 China Galaxy Securities Co. Ltd., H Shares
(Capital Markets) .............. 91
167,000 China Hongqiao Group Ltd. (Metals &
Mining) ..................... 253
53,600 China International Capital Corp. Ltd., Class
- A (Capital Markets) ........... 218
50,800 China International Capital Corp. Ltd., H
Shares (Capital Markets) ........ 57
853,000 China Life Insurance Co. Ltd., H Shares
(Insurance) .................. 1,206
90,400
China Literature Ltd. (Media)(a)(b) ..... 291
290,000 China Longyuan Power Group Corp. Ltd.,
H Shares (Independent Power and
Renewable Electricity Producers) .. 261
126,000 China Mengniu Dairy Co. Ltd. (Food
Products)(a) .................. 226
77,800 China Merchants Bank Co. Ltd., Class - A
(Banks) ..................... 366
397,500 China Merchants Bank Co. Ltd., H Shares
(Banks) ..................... 1,805
1,030,000 China National Building Material Co. Ltd.,
H Shares (Construction Materials)(a) 369
80,850 China Northern Rare Earth Group High-
Tech Co. Ltd., Class - A (Metals &
Mining) ..................... 191
72,200 China Pacific Insurance Group Co. Ltd.,
Class - A (Insurance)(b) ......... 277
110,200 China Pacific Insurance Group Co. Ltd., H
Shares (Insurance) ............. 269
584,800 China Petroleum & Chemical Corp., Class -
A (Oil, Gas & Consumable Fuels) .. 509
1,643,400 China Petroleum & Chemical Corp., H
Shares (Oil, Gas & Consumable Fuels) 1,065
156,700 China Railway Group Ltd., Class - A
(Construction & Engineering) ..... 141
381,500 China Shenhua Energy Co. Ltd., H Shares
(Oil, Gas & Consumable Fuels) .... 1,756
9,400 China Tourism Group Duty Free Corp. Ltd.,
Class - A (Specialty Retail) ....... 81
5,316,000 China Tower Corp. Ltd., H Shares
(Diversified Telecommunication
Services) .................... 688
71,100 China Vanke Co. Ltd., H Shares (Real Estate
Management & Development)(a) ... 42
97,800 China Yangtze Power Co. Ltd., Class - A
(Independent Power and Renewable
Electricity Producers) ........... 389
12,400 Chongqing Brewery Co. Ltd., Class - A
(Beverages) .................. 104
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
51,000 Chongqing Changan Automobile Co. Ltd.,
Class - A (Automobiles) ......... $ 94
55,650 Chongqing Zhifei Biological Products Co.
Ltd., Class - A (Biotechnology)(b) .. 215
894,000
CITIC Ltd. (Industrial Conglomerates) ... 813
189,765 CITIC Securities Co. Ltd., Class - A (Capital
Markets) .................... 476
83,000 CITIC Securities Co. Ltd., H Shares (Capital
Markets) .................... 122
285,000 CMOC Group Ltd., H Shares (Metals &
Mining) ..................... 261
23,040 Contemporary Amperex Technology Co.
Ltd., Class - A (Electrical Equipment) 571
40,000 COSCO SHIPPING Energy Transportation
Co. Ltd., Class - A (Oil, Gas &
Consumable Fuels) ............. 86
380,730 COSCO SHIPPING Holdings Co. Ltd.,
Class - A (Marine Transportation) .. 812
92,300 COSCO SHIPPING Holdings Co. Ltd., H
Shares (Marine Transportation) .... 161
1,222,000 Country Garden Holdings Co. Ltd.
(Real Estate Management &
Development)^(b) ............. 76
314,100
CRRC Corp. Ltd., Class - A (Machinery) . 325
118,100 CSC Financial Co. Ltd., Class - A (Capital
Markets) .................... 313
712,000 CSPC Pharmaceutical Group Ltd.
(Pharmaceuticals)(a) ........... 567
73,400 Dongfang Electric Corp. Ltd., Class - A
(Electrical Equipment) .......... 186
202,590 East Money Information Co. Ltd., Class - A
(Capital Markets) .............. 294
79,300
ENN Energy Holdings Ltd. (Gas Utilities) 653
55,623 Eve Energy Co. Ltd., Class - A (Electrical
Equipment) .................. 306
30,700 Flat Glass Group Co. Ltd., Class - A
(Semiconductors & Semiconductor
Equipment) .................. 85
450,300 Focus Media Information Technology Co.
Ltd., Class - A (Media) .......... 376
58,660 Foshan Haitian Flavouring & Food Co. Ltd.,
Class - A (Food Products) ........ 278
67,000 Fosun International Ltd. (Industrial
Conglomerates) ............... 36
45,200 Foxconn Industrial Internet Co. Ltd., Class -
A (Electronic Equipment, Instruments
& Components) ............... 170
110,000 Genscript Biotech Corp. (Life Sciences
Tools & Services)^(a)(b) ......... 117
112,200 GF Securities Co. Ltd., Class - A (Capital
Markets) .................... 188
85,000 GF Securities Co. Ltd., H Shares (Capital
Markets) .................... 70
46,200 Giant Biogene Holding Co. Ltd (Personal
Care Products) ................ 271
2,400 Ginlong Technologies Co. Ltd., Class - A
(Electrical Equipment) .......... 14
276,500
Great Wall Motor Co. Ltd. (Automobiles) 426

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
37,800 Gree Electric Appliances, Inc. of Zhuhai,
Class - A (Household Durables) .... $ 204
157,000 Guanghui Energy Co. Ltd., Class - A (Oil,
Gas & Consumable Fuels) ....... 145
598,000 Guangzhou Automobile Group Co. Ltd., H
Shares (Automobiles) ........... 211
12,766 H World Group Ltd., ADR (Hotels,
Restaurants & Leisure) .......... 425
162,000 Haidilao International Holding Ltd. (Hotels,
Restaurants & Leisure) .......... 291
111,100 Haier Smart Home Co. Ltd., Class - A
(Household Durables) ........... 434
211,800 Haier Smart Home Co. Ltd., H Shares
(Household Durables) ........... 708
100 Haitong Securities Co. Ltd., Class - A
(Capital Markets) .............. —
88,400 Haitong Securities Co. Ltd., H Shares
(Capital Markets) .............. 41
160,500 Hengan International Group Co. Ltd.
(Personal Care Products) ........ 489
45,000 Hengli Petrochemical Co. Ltd., Class - A
(Chemicals) .................. 86
10,100 Hithink RoyalFlush Information Network
Co. Ltd., Class - A (Capital Markets) 144
148,889 Horizon Construction Development Ltd.
(Trading Companies & Distributors)
(b) ........................ 29
73,000 Hua Hong Semiconductor Ltd.
(Semiconductors & Semiconductor
Equipment)^(a) ............... 206
25,200 Huadong Medicine Co. Ltd., Class - A
(Health Care Providers & Services) . 96
352,000 Huaneng Power International, Inc., H Shares
(Independent Power and Renewable
Electricity Producers)(a)(b) ....... 261
100 Huatai Securities Co. Ltd., Class - A (Capital
Markets) .................... —
59,000 Huatai Securities Co. Ltd., H Shares (Capital
Markets) .................... 65
67,000 Hygeia Healthcare Holdings Co. Ltd.
(Health Care Providers & Services)(b) 242
10,781 Hygon Information Technology Co.
Ltd., Class - A (Semiconductors &
Semiconductor Equipment) ....... 104
23,184 IEIT Systems Co. Ltd., Class - A
(Technology Hardware, Storage &
Peripherals) .................. 116
41,600
Iflytek Co. Ltd., Class - A (Software) .... 246
6,214,440 Industrial & Commercial Bank of China
Ltd., H Shares (Banks) .......... 3,692
757,900 Inner Mongolia BaoTou Steel Union Co.
Ltd., Class - A (Metals & Mining)(b) 146
128,500
Innovent Biologics, Inc. (Biotechnology)(b) 606
22,650
iQIYI, Inc., ADR (Entertainment)(b) .... 83
84,050 JD Health International, Inc. (Consumer
Staples Distribution & Retail)(b) ... 229
177,057
JD.com, Inc. (Broadline Retail) ........ 2,342
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
1,084,000 Jiangsu Expressway Co. Ltd., H Shares
(Transportation Infrastructure) ..... $ 1,156
31 Jiangsu Hengrui Pharmaceuticals Co. Ltd.,
Class - A (Pharmaceuticals)(b) .... —
75,900 Juneyao Airlines Co. Ltd., Class - A
(Passenger Airlines) ............ 115
25,942 Kanzhun Ltd., ADR (Interactive Media &
Services) .................... 488
54,155 KE Holdings, Inc., ADR (Real Estate
Management & Development) ..... 766
333,000 Kingdee International Software Group Co.
Ltd. (Software)(b) ............. 312
62,000
Kingsoft Corp. Ltd. (Entertainment)(a) ... 179
197,500 Kuaishou Technology, Class - W (Interactive
Media & Services)(b) ........... 1,167
5,400 Kweichow Moutai Co. Ltd., Class - A
(Beverages) .................. 1,091
656,000 Lenovo Group Ltd. (Technology Hardware,
Storage & Peripherals) .......... 926
46,500 Lens Technology Co. Ltd., Class - A
(Electronic Equipment, Instruments &
Components) ................. 117
101,414
Li Auto, Inc., Class - A (Automobiles)(b) . 913
229,000 Li Ning Co. Ltd. (Textiles, Apparel &
Luxury Goods) ............... 496
158,000 Longfor Group Holdings Ltd. (Real Estate
Management & Development)(a)(b) 217
79,619 Luxshare Precision Industry Co. Ltd., Class
- A (Electronic Equipment, Instruments
& Components)(b) ............. 431
391,128 Meituan, Class - W (Hotels, Restaurants &
Leisure)(b) .................. 5,564
30,000 MINISO Group Holding Ltd., Class - A
(Broadline Retail) ............. 144
7,280 Muyuan Foods Co. Ltd., Class - A (Food
Products) .................... 44
161,500
NetEase, Inc. (Entertainment) ......... 3,083
20,200 New China Life Insurance Co. Ltd., Class -
A (Insurance) ................. 83
171,200 New China Life Insurance Co. Ltd., H
Shares (Insurance) ............. 327
121,600 New Oriental Education & Technology
Group, Inc. (Diversified Consumer
Services)(b) .................. 930
121,605
NIO, Inc., ADR (Automobiles)(b) ...... 506
116,400 Nongfu Spring Co. Ltd., H Shares
(Beverages) .................. 552
456,300 PetroChina Co. Ltd., Class - A (Oil, Gas &
Consumable Fuels) ............. 648
1,264,000 PetroChina Co. Ltd., H Shares (Oil, Gas &
Consumable Fuels) ............. 1,279
330,000 PICC Property & Casualty Co. Ltd., H
Shares (Insurance)(b) ........... 410
532,517 Ping An Insurance Group Co. of China Ltd.
(Insurance) .................. 2,414
29,000 Pop Mart International Group Ltd.
(Specialty Retail) .............. 142

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
71,500 Range Intelligent Computing Technology
Group Co. Ltd. (Machinery) ...... $ 236
345,600 Rongsheng Petrochemical Co. Ltd., Class -
A (Chemicals) ................ 459
45,700 SAIC Motor Corp. Ltd., Class - A
(Automobiles) ................ 87
16,300 Seres Group Co. Ltd., Class - A
(Automobiles)(b) .............. 204
364,300 Shanghai Electric Group Co. Ltd., Class - A
(Electrical Equipment)(b) ........ 186
552,800 Shanghai Pharmaceuticals Holding Co. Ltd.,
H Shares (Health Care Providers &
Services) .................... 831
6,090 Shanghai Putailai New Energy Technology
Co. Ltd., Class - A (Chemicals) .... 12
276,600 Shanghai Rural Commercial Bank Co. Ltd.,
Class - A (Banks) .............. 256
82,200 Shanxi Meijin Energy Co. Ltd., Class - A
(Metals & Mining)(b) ........... 54
57,920 Shenzhen Kangtai Biological Products Co.
Ltd., Class - A (Biotechnology) .... 124
83,100 Shenzhou International Group Holdings Ltd.
(Textiles, Apparel & Luxury Goods)(a) 814
26,100 Sichuan Kelun Pharmaceutical Co. Ltd.,
Class - A (Pharmaceuticals) ....... 109
33,000 Silergy Corp. (Semiconductors &
Semiconductor Equipment) ....... 470
106,800 Sinopharm Group Co. Ltd., H Shares
(Health Care Providers & Services) . 284
169,000 Smoore International Holdings Ltd.
(Tobacco)^ .................. 205
233,617 Songcheng Performance Development Co.
Ltd., Class - A (Hotels, Restaurants &
Leisure) .................... 258
7,000 StarPower Semiconductor Ltd., Class - A
(Semiconductors & Semiconductor
Equipment) .................. 83
16,940 Sungrow Power Supply Co. Ltd., Class - A
(Electrical Equipment) .......... 145
56,727 Sunny Optical Technology Group Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 351
30,900 Suzhou Dongshan Precision Manufacturing
Co. Ltd., Class - A (Electronic
Equipment, Instruments &
Components) ................. 88
9,268 Suzhou Maxwell Technologies Co.
Ltd., Class - A (Semiconductors &
Semiconductor Equipment) ....... 152
40,184 TAL Education Group, ADR (Diversified
Consumer Services)(b) .......... 429
507,786 Tencent Holdings Ltd. (Interactive Media &
Services)(a) .................. 24,215
66,568 Tencent Music Entertainment Group, ADR
(Entertainment) ............... 935
78,400 Tongcheng Travel Holdings Ltd. (Hotels,
Restaurants & Leisure)(a) ........ 156
43,600 Trip.com Group Ltd. (Hotels, Restaurants &
Leisure)(b) .................. 2,092
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
30,940 Unisplendour Corp. Ltd., Class - A
(Electronic Equipment, Instruments &
Components) ................. $ 95
36,505 Vipshop Holdings Ltd., ADR (Broadline
Retail) ...................... 475
81,675 Walvax Biotechnology Co. Ltd., Class - A
(Biotechnology) ............... 128
50,500 Weichai Power Co. Ltd., Class - A
(Machinery) ................. 113
54,000 Weichai Power Co. Ltd., H Shares
(Machinery) ................. 103
44,260 Wens Foodstuffs Group Co. Ltd., Class - A
(Food Products) ............... 121
134,279 Wuhan Guide Infrared Co. Ltd., Class - A
(Electronic Equipment, Instruments &
Components) ................. 109
19,900 Wuliangye Yibin Co. Ltd., Class - A
(Beverages)(b) ................ 351
30,360 WUS Printed Circuit Kunshan Co. Ltd.,
Class - A (Electronic Equipment,
Instruments & Components) ...... 153
27,200 WuXi AppTec Co. Ltd., Class - A (Life
Sciences Tools & Services) ....... 147
30,340 WuXi AppTec Co. Ltd., H Shares (Life
Sciences Tools & Services) ....... 113
323,500 Wuxi Biologics Cayman, Inc. (Life Sciences
Tools & Services)(b) ........... 478
1,203,000 Xiaomi Corp., Class - W (Technology
Hardware, Storage & Peripherals)(a)
(b) ........................ 2,539
51,700 Xinjiang Goldwind Science & Technology
Co. Ltd., Class - A (Electrical
Equipment) .................. 48
354,481 Xinyi Solar Holdings Ltd. (Semiconductors
& Semiconductor Equipment) ..... 178
98,064
XPeng, Inc., A Shares (Automobiles)(b) .. 371
200,000 Yadea Group Holdings Ltd. (Automobiles)
(a)(b) ...................... 253
30,900 Yankuang Energy Group Co. Ltd., Class - A
(Oil, Gas & Consumable Fuels) .... 97
284,700 Yankuang Energy Group Co. Ltd., H Shares
(Oil, Gas & Consumable Fuels) .... 407
37,970 Yealink Network Technology Corp.
Ltd., Class - A (Communications
Equipment) .................. 192
76,440 Yintai Gold Co. Ltd., Class - A (Metals &
Mining) ..................... 171
124,076 Yonyou Network Technology Co. Ltd.,
Class - A (Software)(b) .......... 171
35,590 Yum China Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 1,098
27,030 Yunda Holding Co. Ltd., Class - A (Air
Freight & Logistics) ............ 29
10,800 Yunnan Energy New Material Co. Ltd.,
Class - A (Chemicals) ........... 47
13,100 Zhangzhou Pientzehuang Pharmaceutical
Co. Ltd., Class - A (Pharmaceuticals) 374

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
51,400 Zhejiang Century Huatong Group Co. Ltd.,
Class - A (Entertainment)(b) ...... $ 24
13,440 Zhejiang Dingli Machinery Co. Ltd., Class -
A (Machinery) ................ 112
909,720 Zhejiang Expressway Co. Ltd., H Shares
(Transportation Infrastructure) ..... 614
47,500 Zhejiang Leapmotor Technology Co. Ltd.
(Automobiles)(b) .............. 163
8,200 Zhejiang Supor Co. Ltd., Class - A
(Household Durables) ........... 57
75,900 Zheshang Securities Co. Ltd., Class - A
(Capital Markets) .............. 112
10,220 Zhongji Innolight Co. Ltd., Class - A
(Communications Equipment) ..... 194
63,500 Zhongsheng Group Holdings Ltd. (Specialty
Retail) ...................... 93
476,100 Zijin Mining Group Co. Ltd., Class - A
(Metals & Mining) ............. 1,151
218,000 Zijin Mining Group Co. Ltd., H Shares
(Metals & Mining) ............. 460
325,100 Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class - A
(Machinery) ................. 344
85,500 ZTE Corp., Class - A (Communications
Equipment)(b) ................ 329
36,000 ZTE Corp., H Shares (Communications
Equipment)(b) ................ 80
27,491 ZTO Express Cayman, Inc., ADR (Air
Freight & Logistics) ............ 570
132,605
Colombia — 0.07%
17,141
Bancolombia SA (Banks) ............ 146
46,828
Bancolombia SA, Preference Shares (Banks) 385
531
Cyprus — 0.00%
7,712
TCS Group Holding PLC, GDR (Banks)(b) —
Czech Republic — 0.12%
190,434
Moneta Money Bank A/S (Banks)(a) .... 833
Egypt — 0.05%
233,946 Commercial International Bank - Egypt
(CIB) (Banks) ................ 377
Greece — 0.36%
239,049
Alpha Services and Holdings SA (Banks)(b) 390
262,846 Eurobank Ergasias Services and Holdings
SA (Banks)(b) ................ 569
38,284 Hellenic Telecommunications Organization
SA (Diversified Telecommunication
Services) .................... 551
3,542 Metlen Energy & Metals SA (Industrial
Conglomerates) ............... 132
76,536
National Bank of Greece SA (Banks)(a)(b) 638
Shares Security Description
Value
(000)
Common Stocks (continued)
Greece (continued)
84,553 Piraeus Financial Holdings SA (Banks)(a)
(b) ........................ $ 308
2,588
Hong Kong — 0.83%
348,000 Alibaba Health Information Technology
Ltd. (Consumer Staples Distribution &
Retail)^(a)(b) ................. 139
1,039,733 Beijing Enterprises Water Group Ltd. (Water
Utilities)^(a) ................. 320
190,000 Brilliance China Automotive Holdings Ltd.
(Automobiles) ................ 200
270,000 China Overseas Land & Investment
Ltd. (Real Estate Management &
Development) ................ 468
102,000 China Resources Beer Holdings Co. Ltd.
(Beverages) .................. 343
394,761 China Resources Land Ltd. (Real Estate
Management & Development) ..... 1,342
362,143 China Resources Power Holdings Co. Ltd.
(Independent Power and Renewable
Electricity Producers) ........... 1,111
532,000 China Ruyi Holdings Ltd.
(Entertainment)^(b) ............ 143
112,000 China State Construction International
Holdings Ltd. (Construction &
Engineering) ................. 153
79,400 China Taiping Insurance Holdings Co. Ltd.
(Insurance)(a) ................ 81
804,000
Far East Horizon Ltd. (Financial Services) 523
1,688,000 GCL Technology Holdings Ltd.
(Semiconductors & Semiconductor
Equipment)(b) ................ 251
536,000 Geely Automobile Holdings Ltd.
(Automobiles)(a) .............. 603
735,000 Sino Biopharmaceutical Ltd.
(Pharmaceuticals)(a) ........... 251
5,928
Hungary — 0.28%
62,779 MOL Hungarian Oil & Gas PLC (Oil, Gas
& Consumable Fuels) ........... 490
14,259
OTP Bank Nyrt (Banks) ............. 709
29,759
Richter Gedeon Nyrt (Pharmaceuticals) .. 774
1,973
India — 17.12%
15,407 Adani Enterprises Ltd. (Trading Companies
& Distributors) ............... 587
32,957 Adani Green Energy Ltd. (Independent
Power and Renewable Electricity
Producers)(b) ................. 707
88,002 Adani Ports & Special Economic Zone Ltd.
(Transportation Infrastructure) ..... 1,560
96,565 Adani Power Ltd. (Independent Power and
Renewable Electricity Producers)(b) 832

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
133,858 Ambuja Cements Ltd. (Construction
Materials) ................... $ 1,076
15,738 APL Apollo Tubes Ltd. (Metals & Mining)
(b) ........................ 294
8,752 Apollo Hospitals Enterprise Ltd. (Health
Care Providers & Services)(b) ..... 649
25,951
Asian Paints Ltd. (Chemicals) ......... 908
34,614 Aurobindo Pharma Ltd. (Pharmaceuticals)
(a) ........................ 501
30,079 Avenue Supermarts Ltd. (Consumer Staples
Distribution & Retail)(a)(b) ...... 1,701
244,896
Axis Bank Ltd. (Banks) ............. 3,716
17,379
Bajaj Auto Ltd. (Automobiles) ........ 1,980
29,443
Bajaj Finance Ltd. (Consumer Finance)(a) 2,513
77,010
Bajaj Finserv Ltd. (Financial Services) ... 1,467
212,131 Bharat Electronics Ltd. (Aerospace &
Defense)(a) .................. 778
115,651 Bharat Heavy Electricals Ltd. (Electrical
Equipment)(b) ................ 417
432,736 Bharat Petroleum Corp. Ltd. (Oil, Gas &
Consumable Fuels)(a) ........... 1,577
155,658 Bharti Airtel Ltd. (Wireless
Telecommunication Services)(a) ... 2,696
72,438 CG Power & Industrial Solutions Ltd.
(Electrical Equipment) .......... 612
8,842,285 Chennai Super Kings Cricket Ltd.
(Entertainment)(b)(c) ........... 11,507
67,808 Cholamandalam Investment and Finance
Co. Ltd. (Consumer Finance) ..... 1,158
309,613 Coal India Ltd. (Oil, Gas & Consumable
Fuels)(a) .................... 1,757
15,000
Cummins India Ltd. (Machinery) ....... 714
91,808 DLF Ltd. (Real Estate Management &
Development)(a)(b) ............ 908
22,142 Dr. Reddy's Laboratories Ltd., ADR
(Pharmaceuticals) ............. 1,687
17,545
Eicher Motors Ltd. (Automobiles)(a) .... 983
478,101
GAIL India Ltd. (Gas Utilities) ........ 1,259
125,928
HCL Technologies Ltd. (IT Services) .... 2,204
228,795
HDFC Bank Ltd. (Banks) ............ 4,620
14,600 Hindustan Aeronautics Ltd. (Aerospace &
Defense) .................... 922
46,133 Hindustan Unilever Ltd. (Personal Care
Products)(a) .................. 1,368
470,495
ICICI Bank Ltd. (Banks)(a) ........... 6,770
208,399 Indian Oil Corp. Ltd. (Oil, Gas &
Consumable Fuels) ............. 414
5,308 Info Edge India Ltd. (Interactive Media &
Services) .................... 432
233,876
Infosys Ltd. (IT Services) ............ 4,395
18,988 InterGlobe Aviation Ltd. (Passenger
Airlines)(a)(b) ................ 963
480,232
ITC Ltd. (Tobacco)(a) ............... 2,447
296,119 Jio Financial Services Ltd. (Financial
Services)(b) .................. 1,272
60,146
Kotak Mahindra Bank Ltd. (Banks)(a)(b) . 1,300
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
43,604 Larsen & Toubro Ltd. (Construction &
Engineering)(a) ............... $ 1,856
31,578 Macrotech Developers Ltd. (Real Estate
Management & Development) ..... 569
65,382 Mahindra & Mahindra Ltd. (Automobiles)
(a)(b) ...................... 2,248
6,779
Maruti Suzuki India Ltd. (Automobiles) .. 978
41,140 Max Healthcare Institute Ltd. (Health Care
Providers & Services)(a) ......... 464
162,618
NMDC Ltd. (Metals & Mining)(b) ..... 480
543,033 NTPC Ltd. (Independent Power and
Renewable Electricity Producers)(a) 2,464
231,740 Oil & Natural Gas Corp. Ltd. (Oil, Gas &
Consumable Fuels)(a) ........... 762
31,703
Pidilite Industries Ltd. (Chemicals) ..... 1,201
133,161 Power Finance Corp. Ltd. (Financial
Services) .................... 775
302,288 Power Grid Corp. of India Ltd. (Electric
Utilities) .................... 1,200
96,032
REC Ltd. (Financial Services) ......... 605
281,312 Reliance Industries Ltd. (Oil, Gas &
Consumable Fuels) ............. 10,564
30,301
SBI Life Insurance Co. Ltd. (Insurance) .. 542
4,083 Shree Cement Ltd. (Construction Materials)
(a) ........................ 1,365
6,652 Shriram Finance Ltd. (Consumer Finance)
(a) ........................ 232
203,755
State Bank of India (Banks)(a) ........ 2,075
76,178 Sun Pharmaceutical Industries Ltd.
(Pharmaceuticals) ............. 1,389
792,468 Suzlon Energy Ltd. (Electrical Equipment)
(b) ........................ 502
65,618 Tata Consultancy Services Ltd. (IT Services)
(a) ........................ 3,072
191,775
Tata Motors Ltd. (Automobiles)(a) ..... 2,276
557,034
Tata Steel Ltd. (Metals & Mining) ...... 1,162
38,639 Titan Co. Ltd. (Textiles, Apparel & Luxury
Goods) ..................... 1,577
15,343
Trent Ltd. (Specialty Retail) .......... 1,008
9,539 Tube Investments of India Ltd. (Automobile
Components) ................. 487
21,962 UltraTech Cement Ltd. (Construction
Materials) ................... 3,073
134,297
United Spirits Ltd. (Beverages) ........ 2,056
20,530
Varun Beverages Ltd. (Beverages)(b) .... 401
172,397
Vedanta Ltd. (Metals & Mining)(a) ..... 939
329,089
Wipro Ltd. (IT Services)(a) ........... 2,032
1,074,947
Yes Bank Ltd. (Banks)(b) ............ 305
556,112 Zomato Ltd. (Hotels, Restaurants & Leisure)
(b) ........................ 1,338
121,648
Indonesia — 1.33%
360,200
Aneka Tambang Tbk (Metals & Mining) . 28
459,400 PT Amman Mineral Internasional (Metals &
Mining)(b) .................. 309

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Indonesia (continued)
2,110,400 PT Astra International Tbk (Industrial
Conglomerates) ............... $ 575
4,904,385
PT Bank Central Asia Tbk (Banks) ..... 2,972
801,100
PT Bank Mandiri Tbk (Banks) ......... 301
5,393,700 PT Bank Rakyat Indonesia Persero Tbk
(Banks) ..................... 1,516
834,604
PT Barito Pacific Tbk (Chemicals) ...... 50
546,700
PT Chandra Asri Pacific Tbk (Chemicals) . 308
1,875,600 PT Charoen Pokphand Indonesia Tbk (Food
Products) .................... 581
32,225,600 PT GoTo Gojek Tokopedia Tbk (Broadline
Retail)(b) ................... 98
345,000 PT Indah Kiat Pulp & Paper Tbk (Paper &
Forest Products) ............... 188
2,093,700 PT Indofood Sukses Makmur Tbk (Food
Products) .................... 777
5,727,135
PT Kalbe Farma Tbk (Pharmaceuticals) .. 534
237,400 PT Merdeka Copper Gold Tbk (Metals &
Mining)(a)(b) ................ 35
5,748,850 PT Telkom Indonesia Persero Tbk
(Diversified Telecommunication
Services)(a) .................. 1,099
63,800 PT United Tractors Tbk (Oil, Gas &
Consumable Fuels) ............. 86
9,457
Ireland (Republic of) — 0.86%
46,098 PDD Holdings, Inc., ADR (Broadline Retail)
(b) ........................ 6,129
Korea, Republic Of — 0.36%
3,359
Alteogen, Inc. (Biotechnology)(b) ...... 686
1,017 Cosmo AM&T Co. Ltd. (Technology
Hardware, Storage & Peripherals)(b) 107
1,263
Enchem Co. Ltd. (Chemicals)(b) ....... 206
2,605
Hanjin Kal Corp. (Passenger Airlines) ... 122
4,226 Hanmi Semiconductor Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 529
1,901 HD Hyundai Electric Co. Ltd. (Electrical
Equipment) .................. 428
893
HYBE Co. Ltd. (Entertainment) ....... 131
2,178
Kum Yang Co. Ltd. (Chemicals)(b) ..... 136
3,445 Meritz Financial Group, Inc. (Financial
Services) .................... 198
2,543
Kuwait — 0.42%
367,255
Boubyan Bank KSCP (Banks) ......... 679
782,299
Kuwait Finance House KSCP (Banks) ... 1,813
171,764
National Bank of Kuwait SAKP (Banks) . 483
2,975
Malaysia — 1.32%
241,900
AMMB Holdings Berhad (Banks) ...... 220
Shares Security Description
Value
(000)
Common Stocks (continued)
Malaysia (continued)
60,200 CELCOMDIGI Berhad (Wireless
Telecommunication Services) ..... $ 47
1,093,800 IHH Healthcare Berhad (Health Care
Providers & Services) ........... 1,461
1,283,100
IOI Corp. Berhad (Food Products) ...... 1,007
378,796
Malayan Banking Berhad (Banks) ...... 800
443,700 Malaysia Airports Holdings Berhad
(Transportation Infrastructure) ..... 932
581,500 Maxis Berhad (Wireless Telecommunication
Services)(a) .................. 435
15,300
Petronas Gas Berhad (Gas Utilities) ..... 58
754,700 Press Metal Aluminium Holdings Berhad
(Metals & Mining)(a) ........... 922
1,142,400
Public Bank Berhad (Banks) .......... 974
1,028,400
QL Resources Berhad (Food Products) ... 1,422
558,900 Sime Darby Berhad (Industrial
Conglomerates) ............... 311
879,000 Sime Darby Plantation Berhad (Food
Products) .................... 787
9,376
Mexico — 1.71%
1,291,300 America Movil SAB de CV, Class - B
(Wireless Telecommunication
Services) .................... 1,099
1,050,300
Cemex SAB de CV (Construction Materials) 672
125,770
Coca-Cola Femsa SAB de CV (Beverages) 1,079
156,300 Fibra Uno Administracion SA de CV
(Diversified REITs)(a) .......... 192
199,053 Fomento Economico Mexicano SAB de CV
(Beverages) .................. 2,142
18,831 Grupo Aeroportuario del Pacifico SAB
de CV, Class - B (Transportation
Infrastructure) ................ 295
34,585 Grupo Aeroportuario del Sureste SAB
de CV, Class - B (Transportation
Infrastructure) ................ 1,041
142,198 Grupo Bimbo SAB de CV, Class - A (Food
Products) .................... 502
152,000 Grupo Financiero Banorte SAB de CV,
Class - O (Banks) .............. 1,185
393,461 Grupo Mexico SAB de CV, Class - B
(Metals & Mining) ............. 2,117
18,463 Industrias Penoles SAB de CV (Metals &
Mining)(b) .................. 240
418,734 Kimberly-Clark de Mexico SAB de CV,
Class - A (Household Products) .... 725
315,924 Orbia Advance Corp SAB de CV
(Chemicals) .................. 441
56,466 Prologis Property Mexico SA de CV
(Industrial REITs)(a) ........... 185
80,000 Wal-Mart de Mexico SAB de CV
(Consumer Staples Distribution &
Retail) ...................... 272
12,187

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands — 0.04%
42,217 NEPI Rockcastle N.V. (Real Estate
Management & Development) ..... $ 305
Peru — 0.18%
13,704 Cia de Minas Buenaventura SAA, ADR
(Metals & Mining) ............. 232
6,632
Credicorp Ltd. (Banks) .............. 1,070
1,302
Philippines — 0.43%
535,100 Ayala Land, Inc. (Real Estate Management
& Development)(a) ............ 260
1,041,243
Metropolitan Bank & Trust Co. (Banks) .. 1,200
17,765 PLDT, Inc. (Wireless Telecommunication
Services) .................... 436
81,673 SM Investments Corp. (Industrial
Conglomerates) ............... 1,158
3,054
Poland — 0.66%
31,442
Allegro.eu SA (Broadline Retail)(a)(b) ... 295
35,131
Bank Polska Kasa Opieki SA (Banks)(a) . 1,466
789 Budimex SA (Construction & Engineering)
(a) ........................ 137
3,287
CD Projekt SA (Entertainment) ........ 114
1,239 Dino Polska SA (Consumer Staples
Distribution & Retail)(b) ........ 125
3,670 KGHM Polska Miedz SA (Metals &
Mining) ..................... 137
50
LPP SA (Textiles, Apparel & Luxury Goods) 212
31,120
ORLEN SA (Oil, Gas & Consumable Fuels) 523
69,554 Powszechna Kasa Oszczednosci Bank
Polski SA (Banks) ............. 1,088
48,013 Powszechny Zaklad Ubezpieczen SA
(Insurance)(a) ................ 615
4,712
Qatar — 0.72%
46,759 Industries Qatar QSC (Industrial
Conglomerates) ............... 164
962,524
Masraf Al Rayan QSC (Banks) ........ 617
370,757 Mesaieed Petrochemical Holding Co.
(Chemicals) .................. 168
121,012 Qatar Fuel QSC (Oil, Gas & Consumable
Fuels) ...................... 495
55,762 Qatar International Islamic Bank QSC
(Banks) ..................... 153
187,807
Qatar Islamic Bank QPSC (Banks) ..... 960
508,820
Qatar National Bank QPSC (Banks) ..... 2,041
459,841
The Commercial Bank PSQC (Banks) ... 542
5,140
Russia — 0.00%
877,850 Gazprom PJSC (Oil, Gas & Consumable
Fuels)(b) .................... —
Shares Security Description
Value
(000)
Common Stocks (continued)
Russia (continued)
280,855 Gazprom PJSC, ADR (Oil, Gas &
Consumable Fuels)(b) .......... $ —
23,471 LUKOIL PJSC (Oil, Gas & Consumable
Fuels) ...................... —
32,986 LUKOIL PJSC (Oil, Gas & Consumable
Fuels) ...................... —
766,486
Moscow Exchange PJSC (Capital Markets) —
102,050 Novatek PJSC (Oil, Gas & Consumable
Fuels) ...................... —
38,369 Polymetal International PLC (Metals &
Mining)(b) .................. —
3,734
Polyus PJSC (Metals & Mining)(b) ..... —
357,956
Sberbank of Russia PJSC (Banks)(b) .... —
113,164
Severstal PAO, GDR (Metals & Mining)(b) —
125,880 Tatneft PJSC (Oil, Gas & Consumable
Fuels) ...................... —
814,600,000
VTB Bank PJSC (Banks)(b) .......... —
31,318 Yandex N.V., Class - A (Interactive Media &
Services)(b) .................. —
—
Saudi Arabia — 3.20%
12,542 ACWA Power Co. (Independent Power and
Renewable Electricity Producers) .. 1,184
159,310
Al Rajhi Bank (Banks) .............. 3,461
60,828
Alinma Bank (Banks) ............... 504
4,497
Almarai Co. JSC (Food Products) ...... 68
32,755
Bank AlBilad (Banks) ............... 285
77,181
Banque Saudi Fransi (Banks) ......... 730
14,778 Bupa Arabia for Cooperative Insurance Co.
(Insurance) .................. 1,012
196,837 Dar Al Arkan Real Estate Development
Co. (Real Estate Management &
Development)(b) .............. 619
4,588 Dr. Sulaiman Al Habib Medical Services
Group Co. (Health Care Providers &
Services) .................... 353
3,410
Elm Co. (IT Services) ............... 779
17,324 Mobile Telecommunications Co. Saudi
Arabia (Wireless Telecommunication
Services) .................... 54
172,781
Riyad Bank (Banks) ................ 1,200
49,704
SABIC Agri-Nutrients Co. (Chemicals) .. 1,494
46,591 Sahara International Petrochemical Co.
(Chemicals) .................. 363
4,136 SAL Saudi Logistics Services (Air Freight
& Logistics) ................. 333
158,402 Saudi Arabian Mining Co. (Metals &
Mining)(b) .................. 1,818
180,119 Saudi Arabian Oil Co. (Oil, Gas &
Consumable Fuels) ............. 1,330
71,146
Saudi Awwal Bank (Banks)(a) ......... 733
62,760
Saudi Basic Industries Corp. (Chemicals) . 1,230
72,167 Saudi Industrial Investment Group
(Chemicals) .................. 405

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Saudi Arabia (continued)
110,340 Saudi Kayan Petrochemical Co. (Chemicals)
(b) ........................ $ 239
6,543 Saudi Tadawul Group Holding Co. (Capital
Markets) .................... 435
121,265 Saudi Telecom Co. (Diversified
Telecommunication Services)(a) ... 1,212
7,893 The Co. for Cooperative Insurance
(Insurance) .................. 304
221,316
The Saudi National Bank (Banks) ...... 2,165
37,378
The Savola Group (Food Products)(b) ... 466
22,776
South Africa — 2.15%
43,142
Absa Group Ltd. (Banks) ............ 376
7,411 Anglo American Platinum Ltd. (Metals &
Mining) ..................... 245
30,260 Aspen Pharmacare Holdings Ltd.
(Pharmaceuticals) ............. 388
61,875 Bid Corp. Ltd. (Consumer Staples
Distribution & Retail) ........... 1,446
6,145
Capitec Bank Holdings Ltd. (Banks) .... 888
116,701
Discovery Ltd. (Insurance)(a) ......... 864
523,884
FirstRand Ltd. (Financial Services) ..... 2,216
57,103
Gold Fields Ltd. (Metals & Mining)(a) ... 859
48,655 Impala Platinum Holdings Ltd. (Metals &
Mining) ..................... 243
159,061 MTN Group Ltd. (Wireless
Telecommunication Services) ..... 743
14,571
Naspers Ltd., Class - N (Broadline Retail) 2,859
20,893
Nedbank Group Ltd. (Banks)(a) ....... 295
144,156
Old Mutual Ltd. (Insurance) .......... 98
15,002
Remgro Ltd. (Financial Services) ...... 112
34,236
Sanlam Ltd. (Insurance)(a) ........... 152
54,300
Sasol Ltd. (Chemicals) .............. 412
9,822 Shoprite Holdings Ltd. (Consumer Staples
Distribution & Retail) ........... 153
403,206
Sibanye Stillwater Ltd. (Metals & Mining) 437
166,822
Standard Bank Group Ltd. (Banks) ..... 1,934
31,869 The Bidvest Group Ltd. (Industrial
Conglomerates) ............... 498
22,743 Woolworths Holdings Ltd. (Broadline
Retail)(a) .................... 77
15,295
South Korea — 9.57%
2,121 Amorepacific Corp. (Personal Care
Products) .................... 258
12,808
Celltrion, Inc. (Biotechnology)(a) ...... 1,622
1,973
CJ CheilJedang Corp. (Food Products) ... 553
14,026
Coway Co. Ltd. (Household Durables) ... 654
10,846
DB Insurance Co. Ltd. (Insurance)(a) .... 902
56,450 Doosan Enerbility Co. Ltd. (Electrical
Equipment)(a)(b) .............. 824
3,858 Ecopro BM Co. Ltd. (Electrical Equipment)
(b) ........................ 513
Shares Security Description
Value
(000)
Common Stocks (continued)
South Korea (continued)
7,765
Ecopro Co. Ltd. (Chemicals)(b) ........ $ 508
1,990 GS Holdings Corp. (Industrial
Conglomerates) ............... 68
14,221
Hana Financial Group, Inc. (Banks) ..... 627
2,925 Hankook Tire & Technology Co. Ltd.
(Automobile Components) ....... 96
1,907 Hanwha Aerospace Co. Ltd. (Aerospace &
Defense) .................... 346
6,585
Hanwha Solutions Corp. (Chemicals) .... 132
8,851 HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. (Machinery)(b) 1,021
9,227 HLB, Inc. (Health Care Equipment &
Supplies)(b) .................. 392
16,423
HMM Co. Ltd. (Marine Transportation) .. 234
20,595 Hyundai Engineering & Construction Co.
Ltd. (Construction & Engineering) .. 480
6,747 Hyundai Mobis Co. Ltd. (Automobile
Components) ................. 1,233
5,485
Hyundai Motor Co. (Automobiles) ..... 1,176
7,842 Hyundai Motor Co., Series 2, Preference
Shares (Automobiles) ........... 1,044
6,687 Hyundai Motor Co., Preference Shares
(Automobiles) ................ 883
11,325
Industrial Bank of Korea (Banks) ...... 115
18,004
Kakao Corp. (Interactive Media & Services) 532
16,639
KakaoBank Corp. (Banks) ........... 245
27,540
KB Financial Group, Inc. (Banks) ...... 1,571
21,933
Kia Corp. (Automobiles) ............ 2,061
56,438 Korea Electric Power Corp. (Electric
Utilities)(b) .................. 803
2,360
Krafton, Inc. (Entertainment)(b) ....... 483
10,645
KT&G Corp. (Tobacco)(a) ........... 682
3,794
Kumho Petrochemical Co. Ltd. (Chemicals) 404
929
L&F Co. Ltd. (Electrical Equipment)(b) .. 91
3,143
LG Chem Ltd. (Chemicals) ........... 789
1,665 LG Chem Ltd., Preference Shares
(Chemicals) .................. 292
2,303
LG Corp. (Industrial Conglomerates)(a) .. 135
34,897 LG Display Co. Ltd. (Electronic Equipment,
Instruments & Components)(b) .... 291
4,131
LG Electronics, Inc. (Household Durables) 333
2,766 LG Energy Solution Ltd. (Electrical
Equipment)(b) ................ 656
959
LG H&H Co. Ltd. (Personal Care Products) 241
1,493 LG Innotek Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 295
65,000 Mirae Asset Securities Co. Ltd. (Capital
Markets) .................... 346
10,673 NAVER Corp. (Interactive Media &
Services) .................... 1,294
3,222 POSCO Future M Co. Ltd. (Electrical
Equipment) .................. 605
6,030
POSCO Holdings, Inc. (Metals & Mining) 1,591
3,251 POSCO International Corp. (Trading
Companies & Distributors) ....... 154

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
South Korea (continued)
2,116 Samsung Biologics Co. Ltd. (Life Sciences
Tools & Services)(b) ........... $ 1,118
4,862 Samsung C&T Corp. (Industrial
Conglomerates) ............... 502
5,357 Samsung Electro-Mechanics Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 615
363,656 Samsung Electronics Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 21,537
57,211 Samsung Electronics Co. Ltd., Preference
Shares (Technology Hardware, Storage
& Peripherals) ................ 2,644
37,268 Samsung Engineering Co. Ltd.
(Construction & Engineering)(a)(b) . 654
4,970 Samsung Fire & Marine Insurance Co. Ltd.
(Insurance) .................. 1,405
44,034 Samsung Heavy Industries Co. Ltd.
(Machinery)(b) ............... 299
4,748 Samsung Life Insurance Co. Ltd.
(Insurance) .................. 305
4,007 Samsung SDI Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 1,031
44,912
Shinhan Financial Group Co. Ltd. (Banks) 1,571
42,295 SK Hynix, Inc. (Semiconductors &
Semiconductor Equipment) ....... 7,268
433
SK IE Technology Co. Ltd. (Chemicals)(b) 14
6,875 SK Innovation Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 580
11,706 SK Square Co. Ltd. (Industrial
Conglomerates)(b) ............. 851
10,357
Woori Financial Group, Inc. (Banks) .... 111
68,080
Taiwan — 15.34%
21,000 Accton Technology Corp. (Communications
Equipment) .................. 359
32,904
Airtac International Group (Machinery) .. 1,002
6,000 Alchip Technologies Ltd. (Semiconductors
& Semiconductor Equipment) ..... 454
317,672 ASE Technology Holding Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 1,650
532,971
Asia Cement Corp. (Construction Materials) 721
65,000 Asustek Computer, Inc. (Technology
Hardware, Storage & Peripherals) .. 998
110,000 Catcher Technology Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 787
481,000 Cheng Shin Rubber Industry Co. Ltd.
(Automobile Components) ....... 733
3,075,000 China Development Financial Holding
Corp. (Insurance) .............. 1,432
280,000 Chunghwa Telecom Co. Ltd. (Diversified
Telecommunication Services)(b) ... 1,083
603,000 Compal Electronics, Inc. (Technology
Hardware, Storage & Peripherals) .. 645
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
427,000 CTBC Financial Holding Co. Ltd. (Banks)
(a) ........................ $ 498
174,000 Delta Electronics, Inc. (Electronic
Equipment, Instruments &
Components) ................. 2,079
25,000 E Ink Holdings, Inc. (Electronic Equipment,
Instruments & Components) ...... 194
46,000 Eclat Textile Co. Ltd. (Textiles, Apparel &
Luxury Goods) ............... 750
8,000 eMemory Technology, Inc. (Semiconductors
& Semiconductor Equipment)(b) ... 634
94,000 Evergreen Marine Corp. Taiwan Ltd.
(Marine Transportation) ......... 559
649,000 Far EasTone Telecommunications Co.
Ltd. (Wireless Telecommunication
Services) .................... 1,683
785,759 Fubon Financial Holding Co. Ltd.
(Insurance) .................. 1,921
29,000 Gigabyte Technology Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 273
6,000 Global Unichip Corp. (Semiconductors &
Semiconductor Equipment) ....... 297
37,000 Globalwafers Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 615
946,000 Hon Hai Precision Industry Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 6,242
937,127 Innolux Corp. (Electronic Equipment,
Instruments & Components) ...... 415
278,000 Inventec Corp. (Technology Hardware,
Storage & Peripherals) .......... 478
10,000 Largan Precision Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 846
202,554 Lite-On Technology Corp. (Technology
Hardware, Storage & Peripherals) .. 662
111,962 MediaTek, Inc. (Semiconductors &
Semiconductor Equipment) ....... 4,833
2,251,918
Mega Financial Holding Co. Ltd. (Banks) 2,805
185,000 Nanya Technology Corp. (Semiconductors
& Semiconductor Equipment)(a)(b) . 398
58,000 Novatek Microelectronics Corp.
(Semiconductors & Semiconductor
Equipment) .................. 1,084
322,000 Pegatron Corp. (Technology Hardware,
Storage & Peripherals) .......... 1,037
436,620 Pou Chen Corp. (Textiles, Apparel &
Luxury Goods) ............... 471
219,000 Quanta Computer, Inc. (Technology
Hardware, Storage & Peripherals) .. 2,107
437,908 Ruentex Development Co. Ltd. (Real Estate
Management & Development) ..... 589
615,900 Synnex Technology International Corp.
(Electronic Equipment, Instruments &
Components) ................. 1,388
675,110 Taiwan Cement Corp. (Construction
Materials) ................... 712

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
276,000 Taiwan Mobile Co. Ltd. (Wireless
Telecommunication Services)(b) ... $ 910
1,895,000 Taiwan Semiconductor Manufacturing
Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 56,438
470,369 The Shanghai Commercial & Savings Bank
Ltd. (Banks) ................. 668
116,000 Unimicron Technology Corp. (Electronic
Equipment, Instruments &
Components) ................. 644
500,000 United Microelectronics Corp.
(Semiconductors & Semiconductor
Equipment) .................. 859
567,949 Winbond Electronics Corp. (Semiconductors
& Semiconductor Equipment) ..... 450
158,000 Wistron Corp. (Technology Hardware,
Storage & Peripherals) .......... 516
5,000 Wiwynn Corp. (Technology Hardware,
Storage & Peripherals)(a) ........ 408
321,400 WPG Holdings Ltd. (Electronic Equipment,
Instruments & Components) ...... 890
43,775 Yageo Corp. (Electronic Equipment,
Instruments & Components) ...... 985
204,000 Yang Ming Marine Transport Corp. (Marine
Transportation)(b) ............. 469
2,271,986 Yuanta Financial Holding Co. Ltd.
(Financial Services) ............ 2,245
108,916
Thailand — 1.11%
264,700 Advanced Info Service PCL, Class - F
(Wireless Telecommunication
Services) .................... 1,507
379,300 Airports of Thailand PCL (Transportation
Infrastructure) ................ 597
171,633
Central Retail Corp. PCL (Broadline Retail) 144
252,400 Delta Electronics Thailand PCL - NVDR
(Electronic Equipment, Instruments &
Components) ................. 573
515,900 Energy Absolute PCL (Independent Power
and Renewable Electricity Producers) 157
1,162,900 Gulf Energy Development PCL
(Independent Power and Renewable
Electricity Producers) ........... 1,284
89,800 Indorama Ventures PCL - NVDR
(Chemicals) .................. 48
1,274,600
Krung Thai Bank PCL, Class - F (Banks) . 594
682,900 Minor International PCL (Hotels,
Restaurants & Leisure) .......... 558
222,375 PTT Exploration & Production PCL, Class -
F (Oil, Gas & Consumable Fuels) .. 921
429,142 PTT Global Chemical PCL, Class - F
(Chemicals) .................. 357
361,600
SCB X PCL - NVDR (Banks) ......... 1,015
Shares Security Description
Value
(000)
Common Stocks (continued)
Thailand (continued)
98,100 Thai Oil PCL (Oil, Gas & Consumable
Fuels) ...................... $ 142
7,897
Turkey — 0.63%
159,726
Akbank TAS (Banks) ............... 314
434,510 Aselsan Elektronik Sanayi Ve Ticaret A/S
(Aerospace & Defense) ......... 781
39,242 BIM Birlesik Magazalar A/S (Consumer
Staples Distribution & Retail) ..... 656
266,822 Eregli Demir ve Celik Fabrikalari TAS
(Metals & Mining) ............. 436
1 Kardemir Karabuk Demir Celik Sanayi ve
Ticaret A/S (Metals & Mining) .... —
37,262 KOC Holdings A/S (Industrial
Conglomerates) ............... 259
131,853
Sasa Polyester Sanayi A/S (Chemicals)(b) 177
22,507 Turk Hava Yollari AO (Passenger Airlines)
(b) ........................ 213
178,691 Turkcell Iletisim Hizmetleri A/S (Wireless
Telecommunication Services) ..... 551
104,000 Turkiye Petrol Rafinerileri A/S (Oil, Gas &
Consumable Fuels) ............. 528
176,530 Turkiye Sise ve Cam Fabrikalari A/S
(Industrial Conglomerates) ....... 272
258,160
Yapi ve Kredi Bankasi A/S (Banks) ..... 268
4,455
United Arab Emirates — 0.81%
443,740
Abu Dhabi Commercial Bank PJSC (Banks) 969
189,948 Aldar Properties PJSC (Real Estate
Management & Development) ..... 324
775,182
Dubai Islamic Bank PJSC (Banks) ...... 1,211
268,860 Emaar Properties PJSC (Real Estate
Management & Development) ..... 600
186,697 Emirates Telecommunications Group Co.
PJSC (Diversified Telecommunication
Services) .................... 818
517,479
First Abu Dhabi Bank PJSC (Banks) .... 1,756
154,208 Multiply Group PJSC (Industrial
Conglomerates)(b) ............. 86
5,764
United Kingdom — 0.14%
40,072
Anglogold Ashanti PLC (Metals & Mining) 1,013
United States — 0.20%
52,000
BeiGene Ltd. (Biotechnology)(b) ...... 574
4,494 Legend Biotech Corp., ADR
(Biotechnology)(b) ............. 199
6,196
Southern Copper Corp. (Metals & Mining) 668
1,441
Total Common Stocks .............. 586,468

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2024 .
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
Shares Security Description
Value
(000)
Right — 0.00%
Brazil — 0.00%
1,048 Localiza Rent a Car SA, (Ground
Transportation)(b) ............. $ 2
Total Right ...................... 2
Investment Companies — 13.33%
International Equity Funds — 12.20%
756,100
iShares Core MSCI Emerging Markets ETF 40,474
1,057,560
Vanguard FTSE Emerging Markets ETF . 46,279
86,753
Money Market Funds — 1.13%
119,453 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 5.17%^^(d) 119
7,880,928 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
5.20%(d) .................... 7,881
8,000
Total Investment Companies ......... 94,753
Purchased Options on Futures — 0.00%
Total Purchased Options on Futures ... 21
Security Description
Value
(000)
Total Investments (cost $568,576 ) —
95.83% ..................... $ 681,244
Other assets in excess of liabilities —
4.17% ...................... 29,617
Net Assets - 100.00% $ 710,861
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of June 30, 2024.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2024.
(a) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b) Represents non-income producing security.
(c) Security was valued using significant unobservable inputs as of June
30, 2024.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt
REIT—Real Estate Investment Trust
The Emerging Markets Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
Monashee
Investment
Management
LLC Total
Common Stocks ............................................................................................................................... 82.50% — — 82.50%
Rights ............................................................................................................................................... 0.00% — — 0.00%
Investment Companies ..................................................................................................................... 0.71% 0.23% 12.39% 13.33%
Purchased Options on Futures ......................................................................................................... — — 0.00% 0.00%
Other Assets (Liabilities) ................................................................................................................. -0.81% 4.32% 0.66% 4.17%
Total Net Assets .......................................................................................................................... 82.40% 4.55% 13.05% 100.00%

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI Emerging Markets Index Future .......... 773 9/20/24 $ 42,058 $ 84
$ 42,058 $ 84
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2024 .
Futures Contracts Sold *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 36 9/20/24 $ 9,939 $ (33)
$ 9,939 $ (33)
Total Unrealized Appreciation ..................... $ 84
Total Unrealized Depreciation ..................... (33)
Total Net Unrealized Appreciation/(Depreciation) ....... $ 51
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Options on Futures Contracts
Exchange-traded options on futures contacts written as of June 30, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ......................... Put 5 $ 1,393 $ 5,570.00 7/19/24 $ (15)
E-Mini S&P 500 Future Option ......................... Put 5 1,381 5,525.00 7/31/24 (14)
E-Mini S&P 500 Future Option ......................... Put 4 1,100 5,500.00 7/31/24 (9)
E-Mini S&P 500 Future Option ......................... Call 2 1,066 5,330.00 7/12/24 (34)
E-Mini S&P 500 Future Option ......................... Call 4 1,140 5,700.00 7/31/24 (2)
E-Mini S&P 500 Future Option ......................... Put 5 1,388 5,550.00 7/19/24 (17)
E-Mini S&P 500 Future Option ......................... Put 7 1,593 4,550.00 7/19/24 —
E-Mini S&P 500 Future Option ......................... Put 20 4,499 4,500.00 7/19/24 (1)
E-Mini S&P 500 Future Option ......................... Put 15 3,356 4,475.00 7/19/24 (1)
E-Mini S&P 500 Future Option ......................... Put 3 834 5,560.00 7/19/24 (11)
E-Mini S&P 500 Future Option ......................... Put 4 1,888 4,720.00 7/19/24 —
E-Mini S&P 500 Future Option ......................... Put 10 2,325 4,650.00 7/19/24 —
E-Mini S&P 500 Future Option ......................... Put 4 1,856 4,640.00 7/19/24 —
E-Mini S&P 500 Future Option ......................... Put 3 1,365 4,550.00 7/19/24 —
E-Mini S&P 500 Future Option ......................... Put 4 1,850 4,625.00 7/19/24 —
E-Mini S&P 500 Future Option ......................... Put 7 3,241 4,630.00 7/19/24 (1)
E-Mini S&P 500 Future Option ......................... Put 16 3,679 4,600.00 7/19/24 (1)
E-Mini S&P 500 Future Option ......................... Put 11 2,544 4,625.00 7/19/24 —
E-Mini S&P 500 Future Option ......................... Put 10 2,770 5,540.00 7/19/24 (31)
E-Mini S&P 500 Future Option ......................... Put 7 3,255 4,650.00 7/19/24 (1)
E-Mini S&P 500 Future Option ......................... Put 7 3,290 4,700.00 7/19/24 (1)
E-Mini S&P 500 Future Option ......................... Put 5 1,383 5,530.00 7/19/24 (14)
E-Mini S&P 500 Future Option ......................... Put 7 3,273 4,675.00 7/19/24 (1)
E-Mini S&P 500 Future Option ......................... Put 5 1,380 5,520.00 7/19/24 (13)
E-Mini S&P 500 Future Option ......................... Put 4 1,105 5,525.00 7/19/24 (11)
E-Mini S&P 500 Future Option ......................... Put 7 3,674 5,250.00 7/31/24 (11)
E-Mini S&P 500 Future Option ......................... Put 4 930 4,650.00 7/31/24 —
E-Mini S&P 500 Future Option ......................... Put 3 1,568 5,225.00 7/31/24 (4)
E-Mini S&P 500 Future Option ......................... Put 4 940 4,700.00 7/31/24 —
E-Mini S&P 500 Future Option ......................... Put 5 1,244 4,975.00 7/31/24 (1)
E-Mini S&P 500 Future Option ......................... Put 10 4,949 4,950.00 7/31/24 (4)
E-Mini S&P 500 Future Option ......................... Put 4 1,976 4,940.00 7/31/24 (2)
E-Mini S&P 500 Future Option ......................... Put 3 1,479 4,930.00 7/31/24 (1)
E-Mini S&P 500 Future Option ......................... Put 3 1,425 4,750.00 7/31/24 (1)
E-Mini S&P 500 Future Option ......................... Put 5 1,355 5,420.00 7/31/24 (9)
E-Mini S&P 500 Future Option ......................... Put 4 1,062 5,310.00 7/31/24 (4)
E-Mini S&P 500 Future Option ......................... Put 6 1,590 5,300.00 7/31/24 (5)
E-Mini S&P 500 Future Option ......................... Put 7 1,838 5,250.00 7/31/24 (5)
E-Mini S&P 500 Future Option ......................... Put 3 1,485 4,950.00 8/16/24 (3)
E-Mini S&P 500 Future Option ......................... Put 5 2,490 4,980.00 8/16/24 (4)
E-Mini S&P 500 Future Option ......................... Put 7 3,492 4,990.00 8/16/24 (7)
E-Mini S&P 500 Future Option ......................... Put 5 1,300 5,200.00 8/16/24 (5)
E-Mini S&P 500 Future Option ......................... Put 10 2,500 5,000.00 8/16/24 (5)
E-Mini S&P 500 Future Option ......................... Put 3 1,560 5,200.00 8/16/24 (6)
E-Mini S&P 500 Future Option ......................... Put 6 2,946 4,910.00 8/16/24 (4)
E-Mini S&P 500 Future Option ......................... Put 7 1,698 4,850.00 8/16/24 (2)
E-Mini S&P 500 Future Option ......................... Put 4 1,920 4,800.00 8/16/24 (2)

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (concluded) — June 30, 2024
Options on Futures Contracts (continued)
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ......................... Put 4 $ 2,076 $ 5,190.00 8/16/24 $ (8)
E-Mini S&P 500 Future Option ......................... Put 4 2,088 5,220.00 8/16/24 (9)
E-Mini S&P 500 Future Option ......................... Put 4 2,020 5,050.00 8/16/24 (5)
E-Mini S&P 500 Future Option ......................... Put 3 1,446 4,820.00 8/16/24 (2)
E-Mini S&P 500 Future Option ......................... Put 3 1,463 4,875.00 8/16/24 (2)
E-Mini S&P 500 Future Option ......................... Put 6 2,922 4,870.00 8/16/24 (4)
E-Mini S&P 500 Future Option ......................... Put 7 3,430 4,900.00 8/16/24 (6)
E-Mini S&P 500 Future Option ......................... Put 4 1,930 4,825.00 8/16/24 (2)
E-Mini S&P 500 Future Option ......................... Put 5 1,294 5,175.00 8/16/24 (5)
E-Mini S&P 500 Future Option ......................... Put 5 1,225 4,900.00 8/16/24 (2)
E-Mini S&P 500 Future Option ......................... Put 5 2,525 5,050.00 9/2/24 (9)
E-Mini S&P 500 Future Option ......................... Put 4 975 4,875.00 9/2/24 (2)
E-Mini S&P 500 Future Option ......................... Put 9 4,614 5,125.00 9/2/24 (19)
E-Mini S&P 500 Future Option ......................... Put 5 2,535 5,070.00 9/2/24 (9)
E-Mini S&P 500 Future Option ......................... Put 3 1,530 5,100.00 9/2/24 (6)
E-Mini S&P 500 Future Option ......................... Put 5 2,530 5,060.00 9/2/24 (9)
E-Mini S&P 500 Future Option ......................... Put 6 3,066 5,110.00 9/2/24 (12)
E-Mini S&P 500 Future Option ......................... Put 3 1,539 5,130.00 9/2/24 (7)
E-Mini S&P 500 Future Option ......................... Put 5 2,520 5,040.00 9/2/24 (8)
E-Mini S&P 500 Future Option ......................... Put 6 3,015 5,025.00 9/20/24 (16)
$ (405)
Exchanged-traded options on futures contacts purchased as of June 30, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ......................... Put 4 $ 2,080 $ 5,200.00 7/19/24 $ 2
E-Mini S&P 500 Future Option ......................... Put 6 2,880 4,800.00 7/19/24 1
E-Mini S&P 500 Future Option ......................... Put 3 1,455 4,850.00 7/19/24 —
E-Mini S&P 500 Future Option ......................... Put 5 2,475 4,950.00 7/19/24 1
E-Mini S&P 500 Future Option ......................... Put 3 1,583 5,275.00 7/19/24 3
E-Mini S&P 500 Future Option ......................... Put 5 1,355 5,420.00 7/19/24 6
E-Mini S&P 500 Future Option ......................... Put 5 2,513 5,025.00 7/31/24 3
E-Mini S&P 500 Future Option ......................... Put 3 1,530 5,100.00 7/31/24 2
E-Mini S&P 500 Future Option ......................... Put 5 2,500 5,000.00 7/31/24 3
$ 21

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments — June 30, 2024
118
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Asset Backed Securities — 0.18%
$ 15 Capital One Multi-Asset Execution Trust, Series 2021-A2, Class - A2 ......... 1.39 7/15/30 $ 13
10 Carvana Auto Receivables Trust, Series 2022-P2, Class - A4, Callable 12/10/27 @
100.00 ................................................... 4.68 2/10/28 10
10 CNH Equipment Trust, Series 2022-C, Class - A3, Callable 4/15/27 @ 100.00 ... 5.15 4/17/28 10
10 Discover Card Execution Note Trust, Series 2023-A1, Class - A .............. 4.31 3/15/28 10
10 GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class - A3,
Callable 9/16/26 @ 100.00 .................................... 4.66 2/16/28 10
10 Honda Auto Receivables Owner Trust, Series 2023-3, Class - A4, Callable 11/18/26
@ 100.00 ................................................ 5.30 12/18/29 10
10 Hyundai Auto Receivables Trust, Series 2022-C, Class - A4, Callable 1/15/27 @
100.00 ................................................... 5.52 10/16/28 10
25 Santander Drive Auto Receivables Trust, Series 2023-4, Class - A3, Callable 1/15/27
@ 100.00 ................................................ 5.73 4/17/28 25
10 Synchrony Card Funding LLC, Series 2024-A1, Class - A .................. 5.04 3/15/30 10
10 Toyota Auto Receivables Owner Trust, Series 2023-A, Class - A3, Callable 2/15/27
@ 100.00 ................................................ 4.63 9/15/27 10
15 Toyota Auto Receivables Owner Trust, Series 2024-A, Class - A4, Callable 10/15/27
@ 100.00 ................................................ 4.77 4/16/29 15
10 World Omni Auto Receivables Trust, Series 2021-C, Class - A4, Callable 8/15/25 @
100.00 ................................................... 0.64 9/15/27 9
5 World Omni Auto Receivables Trust, Series 2023-B, Class - A3, Callable 9/15/26 @
100.00 ................................................... 4.66 5/15/28 5
Total Asset Backed Securities ..................................... 147
Collateralized Mortgage Obligations — 0.69%
20 Bank, Series 2019-BN21, Class - A5, Callable 10/15/29 @ 100.00 ............ 2.85 10/17/52 18
18 Bank, Series 2017-BNK9, Class - ASB, Callable 12/15/29 @ 100.00 .......... 3.47 11/15/54 17
25 Bank, Series 2022-BNK41, Class - A4 ................................ 3.92(a) 4/15/65 23
20 BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 4/15/30 @ 100.00 . 2.44 4/15/53 16
10 BBCMS Mortgage Trust, Series 2023-C21, Class - A5, Callable 9/15/33 @ 100.00 6.00(a) 9/15/56 10
15 Benchmark Mortgage Trust, Series 2021-B25, Class - ASB, Callable 4/15/31 @
100.00 ................................................... 2.27 4/15/54 13
10 Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00 2.91(a) 9/15/43 8
10 Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 2/15/29 @ 100.00 4.02 3/15/52 9
15 Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable
2/15/30 @ 100.00 .......................................... 2.92 2/15/53 13
10 Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable
12/15/29 @ 100.00 .......................................... 3.10 12/15/72 9
10 COMM Mortgage Trust, Series 2019-GC44, Class - ASB, Callable 11/15/29 @
100.00 ................................................... 2.87 8/15/57 9
10 Fannie Mae-ACES, Series 2020-M52, Class - A2 ........................ 1.36(a) 10/25/30 8
19 Fannie Mae-ACES, Series 2020-M14, Class - A2 ........................ 1.78 5/25/30 16
17 Fannie Mae-ACES, Series 2018-M1, Class - A2 ......................... 3.09(a) 12/25/27 16
16 Fannie Mae-ACES, Series 2017-M12, Class - A2 ........................ 3.16(a) 6/25/27 15
19 Fannie Mae-ACES, Series 2019-M5, Class - A2 ......................... 3.27 2/25/29 18
25 Fannie Mae-ACES, Series 2018-M10, Class - A2 ........................ 3.47(a) 7/25/28 24
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class -
A2 ..................................................... 1.31 5/25/30 17
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1516, Class
- A2 .................................................... 1.72 5/25/35 15
25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K126, Class -
A2 ..................................................... 2.07 1/25/31 21
15 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class -
A2 ..................................................... 2.12(a) 3/25/29 13
10 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1521, Class
- A2 .................................................... 2.18 8/25/36 8

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage Obligations (continued)
$ 25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K052, Class -
A2 ..................................................... 3.15 11/25/25 $ 24
50 Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class -
A2 ..................................................... 3.51 3/25/29 47
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-152, Class -
A2 ..................................................... 3.78 11/25/32 19
25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K751, Class -
A2 ..................................................... 4.41 3/25/30 25
25 GS Mortgage Securities Trust, Series 2018-GS9, Class - A4, Callable 3/10/28 @
100.00 ................................................... 3.99(a) 3/10/51 23
25 JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class - A3,
Callable 4/15/27 @ 100.00 .................................... 3.14 12/15/49 23
25 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class - A5,
Callable 5/15/27 @ 100.00 .................................... 3.60 5/15/50 24
25 SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable
7/10/26 @ 100.00 .......................................... 3.06 10/10/48 23
20 Wells Fargo Commercial Mortgage Trust, Series 2022- C62, Class - A4, Callable
4/15/32 @ 100.00 .......................................... 4.00(a) 4/15/55 18
25 Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable
10/15/28 @ 100.00 .......................................... 4.44 9/15/61 24
Total Collateralized Mortgage Obligations ........................... 566
U.S. Government Agency Mortgages — 11.35%
40 Fannie Mae, Pool #FM6579 ....................................... 1.50 3/1/51 30
19 Fannie Mae, Pool #CA7696 ....................................... 1.50 11/1/50 14
19 Fannie Mae, Pool #FS1327 ........................................ 1.50 6/1/36 17
15 Fannie Mae, Pool #MA4205 ....................................... 1.50 12/1/35 13
20 Fannie Mae, Pool #MA4342 ....................................... 1.50 5/1/41 16
19 Fannie Mae, Pool #MA4122 ....................................... 1.50 9/1/35 16
41 Fannie Mae, Pool #MA4343 ....................................... 1.50 5/1/51 31
20 Fannie Mae, Pool #MA4445 ....................................... 1.50 10/1/41 16
20 Fannie Mae, Pool #MA4236 ....................................... 1.50 1/1/51 15
38 Fannie Mae, Pool #MA4441 ....................................... 1.50 10/1/36 33
14 Fannie Mae, Pool #BQ5781 ....................................... 1.50 11/1/35 12
20 Fannie Mae, Pool #MA4280 ....................................... 1.50 3/1/51 15
19 Fannie Mae, Pool #CA7695 ....................................... 1.50 11/1/50 14
22 Fannie Mae, Pool #FM4969 ....................................... 2.00 12/1/50 17
38 Fannie Mae, Pool #CA8850 ....................................... 2.00 2/1/51 30
37 Fannie Mae, Pool #MA4237 ....................................... 2.00 1/1/51 29
19 Fannie Mae, Pool #FM5308 ....................................... 2.00 12/1/50 15
21 Fannie Mae, Pool #MA4437 ....................................... 2.00 10/1/51 17
20 Fannie Mae, Pool #BQ9685 ....................................... 2.00 1/1/51 15
21 Fannie Mae, Pool #BU7103 ....................................... 2.00 12/1/51 17
18 Fannie Mae, Pool #MA4182 ....................................... 2.00 11/1/50 14
12 Fannie Mae, Pool #FM4039 ....................................... 2.00 10/1/35 11
44 Fannie Mae, Pool #MA4511 ....................................... 2.00 1/1/52 34
23 Fannie Mae, Pool #FM3755 ....................................... 2.00 9/1/35 21
17 Fannie Mae, Pool #CA7225 ....................................... 2.00 10/1/50 14
37 Fannie Mae, Pool #MA4255 ....................................... 2.00 2/1/51 29
43 Fannie Mae, Pool #FM7411 ....................................... 2.00 5/1/51 34
37 Fannie Mae, Pool #BQ8341 ....................................... 2.00 12/1/50 29
19 Fannie Mae, Pool #CA8893 ....................................... 2.00 2/1/51 15
16 Fannie Mae, Pool #MA4176 ....................................... 2.00 11/1/40 14
36 Fannie Mae, Pool #FM4788 ....................................... 2.00 11/1/50 28
37 Fannie Mae, Pool #CA8110 ....................................... 2.00 12/1/50 29
35 Fannie Mae, Pool #BP9370 ........................................ 2.00 7/1/50 28
39 Fannie Mae, Pool #MA4305 ....................................... 2.00 4/1/51 31
37 Fannie Mae, Pool #BQ3004 ....................................... 2.00 10/1/50 29

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 38 Fannie Mae, Pool #MA4281 ....................................... 2.00 3/1/51 $ 30
20 Fannie Mae, Pool #MA4474 ....................................... 2.00 11/1/41 17
18 Fannie Mae, Pool #CA8118 ....................................... 2.00 12/1/50 14
20 Fannie Mae, Pool #FM6559 ....................................... 2.00 3/1/51 16
40 Fannie Mae, Pool #MA4325 ....................................... 2.00 5/1/51 31
20 Fannie Mae, Pool #MA4602 ....................................... 2.00 5/1/37 18
34 Fannie Mae, Pool #BQ7777 ....................................... 2.00 3/1/36 30
40 Fannie Mae, Pool #BR4435 ....................................... 2.00 4/1/51 31
18 Fannie Mae, Pool #CA7224 ....................................... 2.00 10/1/50 14
19 Fannie Mae, Pool #CA8687 ....................................... 2.00 1/1/51 15
32 Fannie Mae, Pool #CA9183 ....................................... 2.00 2/1/36 28
5 Fannie Mae, Pool #AS2673 ........................................ 2.00 5/1/29 5
19 Fannie Mae, Pool #BR4094 ....................................... 2.00 1/1/51 15
18 Fannie Mae, Pool #MA4208 ....................................... 2.00 12/1/50 14
20 Fannie Mae, Pool #MA4119 ....................................... 2.00 9/1/50 15
21 Fannie Mae, Pool #FS1621 ........................................ 2.00 7/1/51 17
21 Fannie Mae, Pool #FS0317 ........................................ 2.00 2/1/42 17
17 Fannie Mae, Pool #MA4360 ....................................... 2.00 6/1/36 15
40 Fannie Mae, Pool #FM6448 ....................................... 2.00 3/1/51 31
33 Fannie Mae, Pool #MA4303 ....................................... 2.00 4/1/36 29
20 Fannie Mae, Pool #CB0684 ....................................... 2.00 6/1/51 16
20 Fannie Mae, Pool #CB0497 ....................................... 2.00 5/1/51 16
21 Fannie Mae, Pool #BT0240 ........................................ 2.00 9/1/51 17
20 Fannie Mae, Pool #BR0948 ....................................... 2.00 4/1/51 16
21 Fannie Mae, Pool #FM9579 ....................................... 2.00 7/1/51 16
19 Fannie Mae, Pool #CA7833 ....................................... 2.00 11/1/50 15
18 Fannie Mae, Pool #MA4403 ....................................... 2.00 8/1/36 16
41 Fannie Mae, Pool #CB0325 ....................................... 2.00 4/1/51 32
29 Fannie Mae, Pool #MA4128 ....................................... 2.00 9/1/40 24
12 Fannie Mae, Pool #AB7391 ....................................... 2.50 12/1/42 11
16 Fannie Mae, Pool #CA8131 ....................................... 2.50 12/1/50 13
21 Fannie Mae, Pool #CB1828 ....................................... 2.50 10/1/51 18
7 Fannie Mae, Pool #MA3902 ....................................... 2.50 1/1/50 6
5 Fannie Mae, Pool #MA3827 ....................................... 2.50 11/1/34 5
19 Fannie Mae, Pool #MA4423 ....................................... 2.50 9/1/41 17
20 Fannie Mae, Pool #FM9543 ....................................... 2.50 12/1/51 17
20 Fannie Mae, Pool #MA4414 ....................................... 2.50 9/1/51 16
19 Fannie Mae, Pool #BO4657 ....................................... 2.50 11/1/49 16
9 Fannie Mae, Pool #BD8046 ....................................... 2.50 9/1/31 8
20 Fannie Mae, Pool #CB1131 ........................................ 2.50 7/1/51 16
19 Fannie Mae, Pool #FM9033 ....................................... 2.50 10/1/51 16
12 Fannie Mae, Pool #BK2588 ....................................... 2.50 5/1/50 10
21 Fannie Mae, Pool #CB2868 ....................................... 2.50 2/1/52 17
15 Fannie Mae, Pool #MA4256 ....................................... 2.50 2/1/51 13
14 Fannie Mae, Pool #MA4183 ....................................... 2.50 11/1/50 12
7 Fannie Mae, Pool #MA3990 ....................................... 2.50 4/1/50 6
19 Fannie Mae, Pool #FM2881 ....................................... 2.50 4/1/50 16
21 Fannie Mae, Pool #BU1451 ....................................... 2.50 1/1/52 17
6 Fannie Mae, Pool #MA3965 ....................................... 2.50 3/1/40 6
10 Fannie Mae, Pool #MA4075 ....................................... 2.50 7/1/35 9
20 Fannie Mae, Pool #FM8997 ....................................... 2.50 10/1/51 17
20 Fannie Mae, Pool #BU5917 ....................................... 2.50 12/1/51 16
11 Fannie Mae, Pool #MA4078 ....................................... 2.50 7/1/50 9
14 Fannie Mae, Pool #MA4159 ....................................... 2.50 10/1/50 12
12 Fannie Mae, Pool #MA4096 ....................................... 2.50 8/1/50 10
14 Fannie Mae, Pool #BP5878 ........................................ 2.50 6/1/50 11
19 Fannie Mae, Pool #MA4399 ....................................... 2.50 8/1/51 16
17 Fannie Mae, Pool #BQ5110 ....................................... 2.50 11/1/50 14
22 Fannie Mae, Pool #CA6074 ....................................... 2.50 6/1/50 18

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 21 Fannie Mae, Pool #FS1340 ........................................ 2.50 3/1/52 $ 17
21 Fannie Mae, Pool #FS0547 ........................................ 2.50 2/1/52 18
28 Fannie Mae, Pool #FM4638 ....................................... 2.50 10/1/50 23
15 Fannie Mae, Pool #FM4231 ....................................... 2.50 9/1/50 12
23 Fannie Mae, Pool #FS0235 ........................................ 2.50 1/1/52 18
21 Fannie Mae, Pool #FM8745 ....................................... 2.50 9/1/51 17
13 Fannie Mae, Pool #BQ0329 ....................................... 2.50 7/1/50 11
13 Fannie Mae, Pool #MA2854 ....................................... 2.50 12/1/46 11
39 Fannie Mae, Pool #BR7857 ....................................... 2.50 5/1/51 32
5 Fannie Mae, Pool #MA3154 ....................................... 2.50 10/1/32 4
10 Fannie Mae, Pool #AP4742 ........................................ 2.50 8/1/27 10
4 Fannie Mae, Pool #MA2789 ....................................... 2.50 10/1/36 4
8 Fannie Mae, Pool #AS8893 ........................................ 2.50 2/1/32 8
11 Fannie Mae, Pool #BC9041 ....................................... 2.50 11/1/31 11
5 Fannie Mae, Pool #MA1277 ....................................... 2.50 12/1/27 5
9 Fannie Mae, Pool #AU6677 ....................................... 2.50 9/1/28 8
6 Fannie Mae, Pool #MA3930 ....................................... 2.50 2/1/35 5
5 Fannie Mae, Pool #MA3765 ....................................... 2.50 9/1/49 4
12 Fannie Mae, Pool #MA3991 ....................................... 3.00 4/1/50 11
8 Fannie Mae, Pool #FM4317 ....................................... 3.00 9/1/50 7
22 Fannie Mae, Pool #CB3364 ....................................... 3.00 4/1/52 19
9 Fannie Mae, Pool #MA4079 ....................................... 3.00 7/1/50 8
11 Fannie Mae, Pool #MA3834 ....................................... 3.00 11/1/49 10
8 Fannie Mae, Pool #MA4048 ....................................... 3.00 6/1/50 7
4 Fannie Mae, Pool #FM1585 ....................................... 3.00 9/1/49 3
9 Fannie Mae, Pool #BP1932 ........................................ 3.00 4/1/50 8
6 Fannie Mae, Pool #BO8947 ....................................... 3.00 1/1/50 5
9 Fannie Mae, Pool #FM3395 ....................................... 3.00 6/1/50 8
8 Fannie Mae, Pool #CA5668 ....................................... 3.00 5/1/50 7
7 Fannie Mae, Pool #CA5519 ....................................... 3.00 4/1/50 6
11 Fannie Mae, Pool #BP6466 ........................................ 3.00 7/1/50 9
9 Fannie Mae, Pool #BO9169 ....................................... 3.00 12/1/49 8
9 Fannie Mae, Pool #BO7242 ....................................... 3.00 1/1/50 7
8 Fannie Mae, Pool #BO6219 ....................................... 3.00 12/1/49 7
4 Fannie Mae, Pool #FM1299 ....................................... 3.00 7/1/49 4
12 Fannie Mae, Pool #BC9003 ....................................... 3.00 11/1/46 11
22 Fannie Mae, Pool #BU1241 ....................................... 3.00 3/1/52 18
3 Fannie Mae, Pool #MA3691 ....................................... 3.00 7/1/49 3
5 Fannie Mae, Pool #FM2132 ....................................... 3.00 1/1/50 4
14 Fannie Mae, Pool #MA2246 ....................................... 3.00 4/1/30 13
7 Fannie Mae, Pool #MA3738 ....................................... 3.00 8/1/34 6
4 Fannie Mae, Pool #MA3744 ....................................... 3.00 8/1/49 3
19 Fannie Mae, Pool #AB8897 ....................................... 3.00 4/1/43 17
22 Fannie Mae, Pool #AS0302 ........................................ 3.00 8/1/43 19
9 Fannie Mae, Pool #MA3802 ....................................... 3.00 10/1/49 7
25 Fannie Mae, Pool #AB7099 ....................................... 3.00 11/1/42 22
5 Fannie Mae, Pool #MA3890 ....................................... 3.00 1/1/40 5
4 Fannie Mae, Pool #MA3774 ....................................... 3.00 9/1/49 3
6 Fannie Mae, Pool #BO3192 ....................................... 3.00 10/1/49 5
21 Fannie Mae, Pool #CB3172 ....................................... 3.00 3/1/52 18
6 Fannie Mae, Pool #MA2863 ....................................... 3.00 1/1/47 5
6 Fannie Mae, Pool #BO2201 ....................................... 3.00 9/1/49 5
5 Fannie Mae, Pool #MA3237 ....................................... 3.00 1/1/48 4
4 Fannie Mae, Pool #MA3339 ....................................... 3.00 4/1/33 4
9 Fannie Mae, Pool #AU3353 ....................................... 3.00 8/1/43 8
6 Fannie Mae, Pool #MA3905 ....................................... 3.00 1/1/50 5
7 Fannie Mae, Pool #MA1307 ....................................... 3.00 1/1/33 6
7 Fannie Mae, Pool #CA5423 ....................................... 3.00 3/1/50 6
5 Fannie Mae, Pool #MA3871 ....................................... 3.00 12/1/49 5

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 22 Fannie Mae, Pool #FS2122 ........................................ 3.00 3/1/52 $ 18
20 Fannie Mae, Pool #CB2759 ....................................... 3.00 2/1/52 17
17 Fannie Mae, Pool #AQ7920 ....................................... 3.00 12/1/42 15
10 Fannie Mae, Pool #AS8276 ........................................ 3.00 11/1/46 9
24 Fannie Mae, Pool #AS8483 ........................................ 3.00 12/1/46 21
22 Fannie Mae, Pool #BU8883 ....................................... 3.00 3/1/52 18
5 Fannie Mae, Pool #AS8074 ........................................ 3.00 10/1/46 5
13 Fannie Mae, Pool #MA3937 ....................................... 3.00 2/1/50 11
5 Fannie Mae, Pool #BN7703 ....................................... 3.00 8/1/49 4
6 Fannie Mae, Pool #MA2897 ....................................... 3.00 2/1/37 5
6 Fannie Mae, Pool #AL9996 ....................................... 3.00 4/1/32 6
4 Fannie Mae, Pool #MA2523 ....................................... 3.00 2/1/36 4
5 Fannie Mae, Pool #MA3831 ....................................... 3.00 11/1/39 4
7 Fannie Mae, Pool #AZ2936 ....................................... 3.00 9/1/45 6
6 Fannie Mae, Pool #FM1370 ....................................... 3.00 4/1/46 5
7 Fannie Mae, Pool #MA3897 ....................................... 3.00 1/1/35 7
5 Fannie Mae, Pool #MA3377 ....................................... 3.00 5/1/48 5
9 Fannie Mae, Pool #AL9263 ....................................... 3.00 10/1/46 8
3 Fannie Mae, Pool #AB2047 ....................................... 3.00 1/1/26 3
5 Fannie Mae, Pool #MA3127 ....................................... 3.00 9/1/37 4
12 Fannie Mae, Pool #BC4764 ....................................... 3.00 10/1/46 11
26 Fannie Mae, Pool #AO0752 ....................................... 3.00 4/1/42 23
23 Fannie Mae, Pool #BU8723 ....................................... 3.50 6/1/52 20
2 Fannie Mae, Pool #MA3614 ....................................... 3.50 3/1/49 2
9 Fannie Mae, Pool #BJ4916 ........................................ 3.50 3/1/48 8
13 Fannie Mae, Pool #MA2125 ....................................... 3.50 12/1/44 11
3 Fannie Mae, Pool #MA3745 ....................................... 3.50 8/1/49 3
5 Fannie Mae, Pool #BK9038 ....................................... 3.50 10/1/33 4
3 Fannie Mae, Pool #AS6394 ........................................ 3.50 12/1/45 3
4 Fannie Mae, Pool #MA3059 ....................................... 3.50 7/1/37 4
4 Fannie Mae, Pool #MA3835 ....................................... 3.50 11/1/49 3
6 Fannie Mae, Pool #MA3520 ....................................... 3.50 11/1/48 5
8 Fannie Mae, Pool #MA3182 ....................................... 3.50 11/1/47 7
24 Fannie Mae, Pool #AQ0546 ....................................... 3.50 11/1/42 22
5 Fannie Mae, Pool #MA3210 ....................................... 3.50 12/1/47 4
3 Fannie Mae, Pool #MA3494 ....................................... 3.50 10/1/48 2
7 Fannie Mae, Pool #AS0024 ........................................ 3.50 7/1/43 6
44 Fannie Mae, Pool #MA4600 ....................................... 3.50 5/1/52 39
4 Fannie Mae, Pool #AL1717 ....................................... 3.50 5/1/27 3
4 Fannie Mae, Pool #BD5046 ....................................... 3.50 2/1/47 4
5 Fannie Mae, Pool #BM2000 ....................................... 3.50 5/1/47 4
6 Fannie Mae, Pool #AS7388 ........................................ 3.50 6/1/46 5
5 Fannie Mae, Pool #FM1566 ....................................... 3.50 11/1/48 4
23 Fannie Mae, Pool #MA4654 ....................................... 3.50 7/1/52 20
9 Fannie Mae, Pool #BC2926 ....................................... 3.50 3/1/46 8
9 Fannie Mae, Pool #MA3243 ....................................... 3.50 1/1/38 8
3 Fannie Mae, Pool #BA1893 ....................................... 3.50 8/1/45 3
4 Fannie Mae, Pool #FM1001 ....................................... 3.50 11/1/48 4
5 Fannie Mae, Pool #AS7491 ........................................ 3.50 7/1/46 5
2 Fannie Mae, Pool #MA3597 ....................................... 3.50 2/1/49 2
5 Fannie Mae, Pool #BC0443 ....................................... 3.50 12/1/45 5
7 Fannie Mae, Pool #BP1947 ........................................ 3.50 4/1/50 6
4 Fannie Mae, Pool #MA3775 ....................................... 3.50 9/1/49 3
7 Fannie Mae, Pool #MA2706 ....................................... 3.50 8/1/46 6
6 Fannie Mae, Pool #BC1158 ........................................ 3.50 2/1/46 6
9 Fannie Mae, Pool #BM1568 ....................................... 3.50 7/1/47 8
4 Fannie Mae, Pool #MA2522 ....................................... 3.50 2/1/46 3
6 Fannie Mae, Pool #AS6102 ........................................ 3.50 11/1/45 5
3 Fannie Mae, Pool #FM0020 ....................................... 3.50 7/1/49 3

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 3 Fannie Mae, Pool #BM5485 ....................................... 3.50 2/1/49 $ 2
3 Fannie Mae, Pool #MA3692 ....................................... 3.50 7/1/49 2
4 Fannie Mae, Pool #MA3057 ....................................... 3.50 7/1/47 4
4 Fannie Mae, Pool #MA3305 ....................................... 3.50 3/1/48 4
2 Fannie Mae, Pool #AB2052 ....................................... 3.50 1/1/26 2
2 Fannie Mae, Pool #MA3637 ....................................... 3.50 4/1/49 2
5 Fannie Mae, Pool #BJ3716 ........................................ 3.50 12/1/47 4
3 Fannie Mae, Pool #MA3663 ....................................... 3.50 5/1/49 2
3 Fannie Mae, Pool #CA4026 ....................................... 3.50 5/1/49 2
4 Fannie Mae, Pool #MA3906 ....................................... 3.50 1/1/50 4
3 Fannie Mae, Pool #AS4236 ........................................ 3.50 1/1/45 3
4 Fannie Mae, Pool #BM4703 ....................................... 3.50 2/1/48 4
6 Fannie Mae, Pool #MA3026 ....................................... 3.50 6/1/47 6
6 Fannie Mae, Pool #FM1911 ....................................... 3.50 7/1/48 5
8 Fannie Mae, Pool #AZ0862 ....................................... 3.50 7/1/45 7
11 Fannie Mae, Pool #AS4771 ........................................ 3.50 4/1/45 10
4 Fannie Mae, Pool #MA3148 ....................................... 3.50 10/1/47 4
8 Fannie Mae, Pool #MA1980 ....................................... 3.50 8/1/44 7
4 Fannie Mae, Pool #AZ7362 ....................................... 4.00 11/1/45 4
5 Fannie Mae, Pool #AS7558 ........................................ 4.00 7/1/46 4
3 Fannie Mae, Pool #FM1415 ....................................... 4.00 12/1/48 3
3 Fannie Mae, Pool #MA3183 ....................................... 4.00 11/1/47 3
5 Fannie Mae, Pool #AS9831 ........................................ 4.00 6/1/47 5
3 Fannie Mae, Pool #FM0021 ....................................... 4.00 3/1/49 3
3 Fannie Mae, Pool #FM1571 ....................................... 4.00 12/1/48 3
8 Fannie Mae, Pool #AS8823 ........................................ 4.00 2/1/47 7
4 Fannie Mae, Pool #BN6677 ....................................... 4.00 6/1/49 4
3 Fannie Mae, Pool #MA3563 ....................................... 4.00 1/1/49 3
3 Fannie Mae, Pool #MA3746 ....................................... 4.00 8/1/49 3
4 Fannie Mae, Pool #FM1960 ....................................... 4.00 5/1/49 4
4 Fannie Mae, Pool #AS7600 ........................................ 4.00 7/1/46 4
3 Fannie Mae, Pool #BN0334 ....................................... 4.00 12/1/48 3
3 Fannie Mae, Pool #MA2415 ....................................... 4.00 10/1/45 3
3 Fannie Mae, Pool #CA0183 ....................................... 4.00 8/1/47 3
6 Fannie Mae, Pool #MA2995 ....................................... 4.00 5/1/47 6
3 Fannie Mae, Pool #MA3638 ....................................... 4.00 4/1/49 2
8 Fannie Mae, Pool #AX0841 ....................................... 4.00 9/1/44 7
2 Fannie Mae, Pool #MA3615 ....................................... 4.00 3/1/49 2
2 Fannie Mae, Pool #MA3592 ....................................... 4.00 2/1/49 2
7 Fannie Mae, Pool #AU8849 ....................................... 4.00 11/1/43 6
7 Fannie Mae, Pool #AS3467 ........................................ 4.00 10/1/44 7
2 Fannie Mae, Pool #BM4306 ....................................... 4.00 9/1/25 2
9 Fannie Mae, Pool #BM1066 ....................................... 4.00 2/1/47 8
5 Fannie Mae, Pool #MA3804 ....................................... 4.00 10/1/49 5
3 Fannie Mae, Pool #AS8532 ........................................ 4.00 12/1/46 3
3 Fannie Mae, Pool #BK0909 ....................................... 4.00 7/1/48 3
8 Fannie Mae, Pool #AS3468 ........................................ 4.00 10/1/44 8
24 Fannie Mae, Pool #MA5127 ....................................... 4.00 8/1/53 22
3 Fannie Mae, Pool #BK0920 ....................................... 4.00 7/1/48 2
10 Fannie Mae, Pool #BK7943 ....................................... 4.00 11/1/48 9
3 Fannie Mae, Pool #BM4991 ....................................... 4.00 9/1/48 2
3 Fannie Mae, Pool #BD7060 ....................................... 4.00 3/1/47 3
7 Fannie Mae, Pool #MA3121 ....................................... 4.00 9/1/47 6
6 Fannie Mae, Pool #BM2002 ....................................... 4.00 10/1/47 6
23 Fannie Mae, Pool #MA4732 ....................................... 4.00 9/1/52 21
14 Fannie Mae, Pool #AO2959 ....................................... 4.00 5/1/42 13
6 Fannie Mae, Pool #AS9314 ........................................ 4.00 3/1/47 5
2 Fannie Mae, Pool #CA2316 ....................................... 4.00 7/1/48 2
3 Fannie Mae, Pool #AH6242 ....................................... 4.00 4/1/26 3

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 2 Fannie Mae, Pool #MA3521 ....................................... 4.00 11/1/48 $ 2
4 Fannie Mae, Pool #MA3277 ....................................... 4.00 2/1/48 3
3 Fannie Mae, Pool #CA0623 ....................................... 4.50 10/1/47 3
15 Fannie Mae, Pool #AE0954 ....................................... 4.50 2/1/41 15
10 Fannie Mae, Pool #MA3184 ....................................... 4.50 11/1/47 10
19 Fannie Mae, Pool #AE0217 ....................................... 4.50 8/1/40 19
9 Fannie Mae, Pool #AS9394 ........................................ 4.50 4/1/47 9
4 Fannie Mae, Pool #BM3286 ....................................... 4.50 11/1/47 4
43 Fannie Mae, Pool #BV7928 ....................................... 4.50 8/1/52 40
2 Fannie Mae, Pool #BN4309 ....................................... 4.50 1/1/49 2
6 Fannie Mae, Pool #MA3747 ....................................... 4.50 8/1/49 5
2 Fannie Mae, Pool #BK6328 ....................................... 4.50 6/1/48 2
5 Fannie Mae, Pool #AS2751 ........................................ 4.50 6/1/44 5
3 Fannie Mae, Pool #CA1711 ....................................... 4.50 5/1/48 3
— Fannie Mae, Pool #930998 ........................................ 4.50 4/1/29 —
3 Fannie Mae, Pool #MA3639 ....................................... 4.50 4/1/49 3
3 Fannie Mae, Pool #BK4850 ....................................... 4.50 5/1/48 3
2 Fannie Mae, Pool #MA3537 ....................................... 4.50 12/1/48 2
8 Fannie Mae, Pool #725238 ........................................ 5.00 3/1/34 8
3 Fannie Mae, Pool #725027 ........................................ 5.00 11/1/33 3
24 Fannie Mae, Pool #MA5071 ....................................... 5.00 7/1/53 23
17 Fannie Mae, Pool #889117 ........................................ 5.00 10/1/35 17
4 Fannie Mae, Pool #BM3904 ....................................... 5.00 5/1/48 4
2 Fannie Mae, Pool #890603 ........................................ 5.00 8/1/41 3
22 Fannie Mae, Pool #MA4761 ....................................... 5.00 9/1/52 21
23 Fannie Mae, Pool #MA5107 ....................................... 5.50 8/1/53 23
46 Fannie Mae, Pool #MA5010 ....................................... 5.50 5/1/53 45
22 Fannie Mae, Pool #FS3360 ........................................ 5.50 12/1/52 22
24 Fannie Mae, POOL# MA5138 ...................................... 5.50 9/1/53 23
3 Fannie Mae, Pool #890221 ........................................ 5.50 12/1/33 3
23 Fannie Mae, Pool #MA5072 ....................................... 5.50 7/1/53 23
23 Fannie Mae, Pool #MA5166 ....................................... 6.00 10/1/53 23
24 Fannie Mae, POOL# MA5191 ...................................... 6.00 11/1/53 24
23 Fannie Mae, Pool #MA5073 ....................................... 6.00 7/1/53 23
9 Fannie Mae, Pool #959451 ........................................ 6.00 12/1/37 9
46 Fannie Mae, Pool #MA5217 ....................................... 6.50 12/1/53 47
50 Fannie Mae, POOL# MA5422 ...................................... 6.50 7/1/54 52
50 Fannie Mae, 15 YR TBA ......................................... 1.50 7/25/39 43
25 Fannie Mae, 15 YR TBA ......................................... 4.50 7/25/39 24
25 Fannie Mae, 15 YR TBA ......................................... 5.00 7/25/39 25
25 Fannie Mae, 30 YR TBA ......................................... 2.00 7/25/54 20
25 Fannie Mae, 30 YR TBA ......................................... 2.50 7/25/54 20
25 Fannie Mae, 30 YR TBA ......................................... 3.50 7/25/54 22
50 Fannie Mae, 30 YR TBA ......................................... 4.50 7/25/54 47
25 Fannie Mae, 30 YR TBA ......................................... 5.00 7/25/54 24
25 Fannie Mae, 30 YR TBA ......................................... 5.50 7/25/54 25
50 Fannie Mae, 30 YR TBA ......................................... 5.50 8/25/54 50
25 Fannie Mae, 30 YR TBA ......................................... 6.00 8/25/54 25
25 Fannie Mae, 30 YR TBA ......................................... 6.00 7/25/54 25
25 Fannie Mae, 30 YR TBA ......................................... 6.50 8/25/54 25
50 Fannie Mae, 30 YR TBA ......................................... 7.00 7/25/54 52
17 Freddie Mac, Pool #SB8097 ....................................... 1.50 4/1/36 15
16 Freddie Mac, Pool #SB8088 ....................................... 1.50 2/1/36 13
20 Freddie Mac, Pool #RB5110 ....................................... 1.50 5/1/41 16
40 Freddie Mac, Pool #QC0962 ....................................... 1.50 4/1/51 30
20 Freddie Mac, Pool #SB8144 ....................................... 1.50 3/1/37 17
41 Freddie Mac, Pool #SD8154 ....................................... 1.50 7/1/51 31
20 Freddie Mac, Pool #QN9521 ....................................... 1.50 2/1/37 17
19 Freddie Mac, Pool #RB5114 ....................................... 2.00 6/1/41 16

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 40 Freddie Mac, Pool #QC1333 ....................................... 2.00 5/1/51 $ 31
40 Freddie Mac, Pool #QC3697 ....................................... 2.00 6/1/51 32
38 Freddie Mac, Pool #QB7708 ....................................... 2.00 1/1/51 30
20 Freddie Mac, Pool #SD8146 ....................................... 2.00 5/1/51 15
37 Freddie Mac, Pool #SB8128 ....................................... 2.00 11/1/36 32
38 Freddie Mac, Pool #SD7537 ....................................... 2.00 3/1/51 30
36 Freddie Mac, Pool #SD8113 ....................................... 2.00 12/1/50 28
18 Freddie Mac, Pool #SB8115 ....................................... 2.00 8/1/36 15
17 Freddie Mac, Pool #SB8107 ....................................... 2.00 6/1/36 15
17 Freddie Mac, Pool #RA3575 ....................................... 2.00 9/1/50 14
21 Freddie Mac, Pool #QC7473 ....................................... 2.00 9/1/51 17
39 Freddie Mac, Pool #QC0423 ....................................... 2.00 4/1/51 31
17 Freddie Mac, Pool #SB8510 ....................................... 2.00 2/1/36 15
21 Freddie Mac, Pool #QC3597 ....................................... 2.00 6/1/51 16
22 Freddie Mac, Pool #SD8199 ....................................... 2.00 3/1/52 17
44 Freddie Mac, Pool #SD8193 ....................................... 2.00 2/1/52 34
42 Freddie Mac, Pool #SD8160 ....................................... 2.00 8/1/51 33
12 Freddie Mac, Pool #SB8061 ....................................... 2.00 9/1/35 10
20 Freddie Mac, Pool #RB5121 ....................................... 2.00 8/1/41 17
22 Freddie Mac, Pool #QD5748 ....................................... 2.00 2/1/52 17
18 Freddie Mac, Pool #SD8121 ....................................... 2.00 1/1/51 14
20 Freddie Mac, Pool #SD8079 ....................................... 2.00 7/1/50 16
19 Freddie Mac, Pool #RA3328 ....................................... 2.00 8/1/50 15
20 Freddie Mac, Pool #RA5257 ....................................... 2.00 5/1/51 16
17 Freddie Mac, Pool #RB5095 ....................................... 2.00 1/1/41 14
14 Freddie Mac, Pool #RC1727 ....................................... 2.00 12/1/35 13
17 Freddie Mac, Pool #RA3205 ....................................... 2.00 8/1/50 13
18 Freddie Mac, Pool #QB3926 ....................................... 2.00 10/1/50 14
37 Freddie Mac, Pool #SD8128 ....................................... 2.00 2/1/51 29
21 Freddie Mac, Pool #SD8172 ....................................... 2.00 10/1/51 17
20 Freddie Mac, Pool #RA5040 ....................................... 2.00 4/1/51 16
43 Freddie Mac, Pool #SD8177 ....................................... 2.00 11/1/51 34
28 Freddie Mac, Pool #SB8079 ....................................... 2.00 12/1/35 25
21 Freddie Mac, Pool #SD8098 ....................................... 2.00 10/1/50 16
44 Freddie Mac, Pool #SD8188 ....................................... 2.00 1/1/52 34
44 Freddie Mac, Pool #QD1254 ....................................... 2.00 11/1/51 34
40 Freddie Mac, Pool #QB6893 ....................................... 2.00 12/1/50 31
22 Freddie Mac, Pool #RA5155 ....................................... 2.00 5/1/51 17
19 Freddie Mac, Pool #RA4214 ....................................... 2.00 12/1/50 15
39 Freddie Mac, Pool #RA5832 ....................................... 2.50 9/1/51 32
29 Freddie Mac, Pool #RA2634 ....................................... 2.50 5/1/50 24
14 Freddie Mac, Pool #SD8099 ....................................... 2.50 10/1/50 11
7 Freddie Mac, Pool #G07445 ....................................... 2.50 7/1/43 6
22 Freddie Mac, Pool #RA6136 ....................................... 2.50 10/1/51 18
19 Freddie Mac, Pool #RA3528 ....................................... 2.50 9/1/50 16
19 Freddie Mac, Pool #QC2031 ....................................... 2.50 5/1/51 15
43 Freddie Mac, Pool #SD8194 ....................................... 2.50 2/1/52 35
36 Freddie Mac, Pool #SD8141 ....................................... 2.50 4/1/51 29
19 Freddie Mac, Pool #SD8151 ....................................... 2.50 6/1/51 15
30 Freddie Mac, Pool #RA2643 ....................................... 2.50 6/1/50 25
16 Freddie Mac, Pool #RA4527 ....................................... 2.50 2/1/51 13
21 Freddie Mac, Pool #RA5802 ....................................... 2.50 9/1/51 17
10 Freddie Mac, Pool #RB5054 ....................................... 2.50 6/1/40 9
5 Freddie Mac, Pool #G18687 ....................................... 2.50 5/1/33 4
14 Freddie Mac, Pool #QB3287 ....................................... 2.50 8/1/50 12
21 Freddie Mac, Pool #SD8189 ....................................... 2.50 1/1/52 17
21 Freddie Mac, Pool #RA6815 ....................................... 2.50 2/1/52 17
20 Freddie Mac, Pool #SD8167 ....................................... 2.50 9/1/51 16
18 Freddie Mac, Pool #SD8147 ....................................... 2.50 5/1/51 15

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 15 Freddie Mac, Pool #SD8129 ....................................... 2.50 2/1/51 $ 13
22 Freddie Mac, Pool #SD8205 ....................................... 2.50 4/1/52 18
14 Freddie Mac, Pool #ZS4687 ....................................... 2.50 11/1/46 12
12 Freddie Mac, Pool #SD8083 ....................................... 2.50 8/1/50 10
15 Freddie Mac, Pool #SD8122 ....................................... 2.50 1/1/51 13
15 Freddie Mac, Pool #QB3703 ....................................... 2.50 9/1/50 12
21 Freddie Mac, Pool #RA6621 ....................................... 2.50 1/1/52 17
44 Freddie Mac, Pool #RA6493 ....................................... 2.50 12/1/51 36
21 Freddie Mac, Pool #RA6019 ....................................... 2.50 10/1/51 17
6 Freddie Mac, Pool #RB5043 ....................................... 2.50 4/1/40 6
19 Freddie Mac, Pool #SB0301 ....................................... 2.50 4/1/35 18
43 Freddie Mac, Pool #SD1011 ....................................... 2.50 4/1/52 35
12 Freddie Mac, Pool #RA2595 ....................................... 2.50 5/1/50 10
14 Freddie Mac, Pool #RA2897 ....................................... 2.50 6/1/50 11
25 Freddie Mac, Pool #SB8045 ....................................... 2.50 5/1/35 22
9 Freddie Mac, Pool #G18470 ....................................... 2.50 6/1/28 8
20 Freddie Mac, Pool #SD8021 ....................................... 2.50 9/1/49 16
9 Freddie Mac, Pool #G18485 ....................................... 2.50 10/1/28 8
22 Freddie Mac, Pool #QE2352 ....................................... 2.50 5/1/52 18
30 Freddie Mac, Pool #SD8114 ....................................... 2.50 12/1/50 24
19 Freddie Mac, Pool #RA5286 ....................................... 2.50 5/1/51 15
20 Freddie Mac, Pool #QC7457 ....................................... 2.50 9/1/51 17
42 Freddie Mac, Pool #SD8183 ....................................... 2.50 12/1/51 34
6 Freddie Mac, Pool #ZS8692 ....................................... 2.50 4/1/33 5
14 Freddie Mac, Pool #ZS4606 ....................................... 3.00 3/1/45 13
5 Freddie Mac, Pool #ZS4688 ....................................... 3.00 11/1/46 5
6 Freddie Mac, Pool #ZM2089 ....................................... 3.00 11/1/46 5
36 Freddie Mac, Pool #SD8174 ....................................... 3.00 10/1/51 31
13 Freddie Mac, Pool #ZS4706 ....................................... 3.00 3/1/47 11
2 Freddie Mac, Pool #G18518 ....................................... 3.00 7/1/29 2
6 Freddie Mac, Pool #G61680 ....................................... 3.00 4/1/47 6
21 Freddie Mac, Pool #QD9881 ....................................... 3.00 3/1/52 18
10 Freddie Mac, Pool #ZS4658 ....................................... 3.00 4/1/46 9
4 Freddie Mac, Pool #QA1033 ....................................... 3.00 7/1/49 4
6 Freddie Mac, Pool #SD8056 ....................................... 3.00 4/1/50 5
5 Freddie Mac, Pool #J36428 ........................................ 3.00 2/1/32 5
32 Freddie Mac, Pool #ZS4522 ....................................... 3.00 7/1/43 28
6 Freddie Mac, Pool #G15145 ....................................... 3.00 7/1/29 6
9 Freddie Mac, Pool #SD8074 ....................................... 3.00 7/1/50 8
15 Freddie Mac, Pool #G60989 ....................................... 3.00 12/1/46 13
22 Freddie Mac, Pool #ZS4511 ....................................... 3.00 3/1/43 19
4 Freddie Mac, Pool #G18601 ....................................... 3.00 5/1/31 4
5 Freddie Mac, Pool #G08803 ....................................... 3.00 3/1/48 4
11 Freddie Mac, Pool #G08737 ....................................... 3.00 12/1/46 10
7 Freddie Mac, Pool #SB8046 ....................................... 3.00 5/1/35 6
12 Freddie Mac, Pool #ZA2304 ....................................... 3.00 6/1/33 11
9 Freddie Mac, Pool #G18663 ....................................... 3.00 10/1/32 8
8 Freddie Mac, Pool #QA8065 ....................................... 3.00 3/1/50 7
10 Freddie Mac, Pool #QA9049 ....................................... 3.00 4/1/50 8
12 Freddie Mac, Pool #QB1382 ....................................... 3.00 7/1/50 11
4 Freddie Mac, Pool #G08635 ....................................... 3.00 4/1/45 4
11 Freddie Mac, Pool #SD8030 ....................................... 3.00 12/1/49 10
5 Freddie Mac, Pool #J30284 ........................................ 3.50 11/1/29 5
8 Freddie Mac, Pool #RA1508 ....................................... 3.50 10/1/49 7
7 Freddie Mac, Pool #G08687 ....................................... 3.50 1/1/46 6
3 Freddie Mac, Pool #Q57871 ....................................... 3.50 8/1/48 3
7 Freddie Mac, Pool #SB8007 ....................................... 3.50 9/1/34 6
4 Freddie Mac, Pool #V83453 ....................................... 3.50 10/1/47 4
5 Freddie Mac, Pool #G08620 ....................................... 3.50 12/1/44 4

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 6 Freddie Mac, Pool #G08784 ....................................... 3.50 10/1/47 $ 6
7 Freddie Mac, Pool #G08698 ....................................... 3.50 3/1/46 6
7 Freddie Mac, Pool #RA2469 ....................................... 3.50 4/1/50 7
3 Freddie Mac, Pool #G08627 ....................................... 3.50 2/1/45 3
6 Freddie Mac, Pool #SD8011 ....................................... 3.50 9/1/49 5
3 Freddie Mac, Pool #ZS4713 ....................................... 3.50 4/1/47 3
3 Freddie Mac, Pool #ZS4659 ....................................... 3.50 4/1/46 3
3 Freddie Mac, Pool #ZS4771 ....................................... 3.50 6/1/48 2
3 Freddie Mac, Pool #G08770 ....................................... 3.50 7/1/47 3
14 Freddie Mac, Pool #G08636 ....................................... 3.50 4/1/45 13
6 Freddie Mac, Pool #ZS4651 ....................................... 3.50 3/1/46 6
1 Freddie Mac, Pool #J14069 ........................................ 3.50 1/1/26 1
6 Freddie Mac, Pool #Q43933 ....................................... 3.50 10/1/46 5
22 Freddie Mac, Pool #SD8038 ....................................... 3.50 1/1/50 20
3 Freddie Mac, Pool #SD8001 ....................................... 3.50 7/1/49 3
4 Freddie Mac, Pool #ZS4599 ....................................... 3.50 1/1/45 3
7 Freddie Mac, Pool #G61148 ....................................... 3.50 9/1/47 6
16 Freddie Mac, Pool #G08554 ....................................... 3.50 10/1/43 14
4 Freddie Mac, Pool #ZA5052 ....................................... 3.50 11/1/47 4
11 Freddie Mac, Pool #ZS4618 ....................................... 3.50 6/1/45 10
22 Freddie Mac, Pool #SD8214 ....................................... 3.50 5/1/52 19
13 Freddie Mac, Pool #ZS4642 ....................................... 3.50 12/1/45 12
6 Freddie Mac, Pool #G08761 ....................................... 3.50 5/1/47 6
5 Freddie Mac, Pool #ZM4908 ....................................... 3.50 11/1/47 4
11 Freddie Mac, Pool #G08637 ....................................... 4.00 4/1/45 11
47 Freddie Mac, Pool #SD8286 ....................................... 4.00 1/1/53 43
4 Freddie Mac, Pool #G08801 ....................................... 4.00 2/1/48 4
3 Freddie Mac, Pool #ZT1840 ....................................... 4.00 9/1/48 2
3 Freddie Mac, Pool #ZT2106 ....................................... 4.00 3/1/49 2
7 Freddie Mac, Pool #ZS4631 ....................................... 4.00 9/1/45 6
8 Freddie Mac, Pool #G08567 ....................................... 4.00 1/1/44 8
23 Freddie Mac, Pool #QE5462 ....................................... 4.00 7/1/52 21
46 Freddie Mac, Pool #SD8244 ....................................... 4.00 9/1/52 42
4 Freddie Mac, Pool #G08771 ....................................... 4.00 7/1/47 4
7 Freddie Mac, Pool #SD8070 ....................................... 4.00 6/1/50 6
7 Freddie Mac, Pool #G08775 ....................................... 4.00 8/1/47 6
9 Freddie Mac, Pool #G08606 ....................................... 4.00 9/1/44 8
5 Freddie Mac, Pool #C91395 ....................................... 4.00 9/1/31 4
7 Freddie Mac, Pool #Q58680 ....................................... 4.00 9/1/48 6
13 Freddie Mac, Pool #ZL7781 ....................................... 4.00 2/1/44 12
2 Freddie Mac, Pool #ZA6946 ....................................... 4.00 5/1/49 2
5 Freddie Mac, Pool #SD0290 ....................................... 4.00 4/1/50 4
5 Freddie Mac, Pool #ZT1320 ....................................... 4.00 11/1/48 4
7 Freddie Mac, Pool #ZA4988 ....................................... 4.00 8/1/47 6
8 Freddie Mac, Pool #A96286 ....................................... 4.00 1/1/41 8
6 Freddie Mac, Pool #ZS4708 ....................................... 4.00 3/1/47 6
22 Freddie Mac, Pool #SD8245 ....................................... 4.50 9/1/52 21
24 Freddie Mac, Pool #SD8340 ....................................... 4.50 7/1/53 22
3 Freddie Mac, Pool #ZS4774 ....................................... 4.50 5/1/48 2
47 Freddie Mac, Pool #SD8306 ....................................... 4.50 3/1/53 44
4 Freddie Mac, Pool #Q58217 ....................................... 4.50 9/1/48 4
14 Freddie Mac, Pool #A97692 ....................................... 4.50 3/1/41 14
3 Freddie Mac, Pool #G08781 ....................................... 4.50 9/1/47 3
12 Freddie Mac, Pool #G01890 ....................................... 4.50 10/1/35 12
5 Freddie Mac, Pool #Q52321 ....................................... 4.50 11/1/47 5
23 Freddie Mac, Pool #SD8266 ....................................... 4.50 11/1/52 22
4 Freddie Mac, Pool #C09059 ....................................... 4.50 3/1/44 4
24 Freddie Mac, Pool #SD8361 ....................................... 5.00 9/1/53 23
8 Freddie Mac, Pool #G04817 ....................................... 5.00 9/1/38 8

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 6 Freddie Mac, Pool #ZT1779 ....................................... 5.00 3/1/49 $ 6
8 Freddie Mac, Pool #G01962 ....................................... 5.00 12/1/35 8
25 Freddie Mac, POOL# SD4977 ...................................... 5.00 11/1/53 24
24 Freddie Mac, POOL# SD8371 ...................................... 5.00 11/1/53 23
8 Freddie Mac, Pool #G05904 ....................................... 5.00 9/1/39 8
23 Freddie Mac, Pool #SD8288 ....................................... 5.00 1/1/53 22
23 Freddie Mac, Pool #SD8323 ....................................... 5.00 5/1/53 23
23 Freddie Mac, Pool #SD8315 ....................................... 5.00 4/1/53 22
3 Freddie Mac, Pool #G08838 ....................................... 5.00 9/1/48 3
47 Freddie Mac, Pool #SD8341 ....................................... 5.00 7/1/53 45
22 Freddie Mac, Pool #SD8300 ....................................... 5.50 2/1/53 22
23 Freddie Mac, Pool #SD8331 ....................................... 5.50 6/1/53 23
47 Freddie Mac, Pool #SD8362 ....................................... 5.50 9/1/53 47
25 Freddie Mac, POOL# SD8438 ...................................... 5.50 6/1/54 25
12 Freddie Mac, Pool #G01665 ....................................... 5.50 3/1/34 12
24 Freddie Mac, Pool #SD8372 ....................................... 5.50 11/1/53 24
23 Freddie Mac, Pool #SD8342 ....................................... 5.50 7/1/53 23
23 Freddie Mac, Pool #SD8363 ....................................... 6.00 9/1/53 23
47 Freddie Mac, Pool #SD8373 ....................................... 6.00 11/1/53 47
22 Freddie Mac, Pool #SD8325 ....................................... 6.00 5/1/53 22
1 Freddie Mac, Pool #C90989 ....................................... 6.00 9/1/26 1
24 Freddie Mac, Pool #SD8384 ....................................... 6.00 12/1/53 24
24 Freddie Mac, POOL# SD8421 ...................................... 6.00 4/1/54 24
23 Freddie Mac, Pool #SD8350 ....................................... 6.00 8/1/53 23
8 Freddie Mac, Pool #G02794 ....................................... 6.00 5/1/37 9
23 Freddie Mac, Pool #SD8374 ....................................... 6.50 11/1/53 23
46 Freddie Mac, Pool #SD8397 ....................................... 6.50 1/1/54 47
17 Government National Mortgage Association, Pool #MA7135 ................ 2.00 1/20/51 14
32 Government National Mortgage Association, Pool #MA6930 ................ 2.00 10/20/50 26
20 Government National Mortgage Association, Pool #MA7588 ................ 2.00 9/20/51 16
21 Government National Mortgage Association, Pool #MA7826 ................ 2.00 1/20/52 17
41 Government National Mortgage Association, Pool #MA7704 ................ 2.00 11/20/51 33
35 Government National Mortgage Association, Pool #MA7254 ................ 2.00 3/20/51 28
18 Government National Mortgage Association, Pool #MA7311 ................ 2.00 4/20/51 14
21 Government National Mortgage Association, Pool #MA7880 ................ 2.00 2/20/52 17
22 Government National Mortgage Association, Pool #MA7935 ................ 2.00 3/20/52 17
21 Government National Mortgage Association, Pool #MA7766 ................ 2.00 12/20/51 17
22 Government National Mortgage Association, Pool #MA7986 ................ 2.00 4/20/52 17
19 Government National Mortgage Association, Pool #MA6994 ................ 2.00 11/20/50 16
17 Government National Mortgage Association, Pool #MA7051 ................ 2.00 12/20/50 13
18 Government National Mortgage Association, Pool #MA7366 ................ 2.00 5/20/51 15
31 Government National Mortgage Association, Pool #MA6864 ................ 2.00 9/20/50 25
38 Government National Mortgage Association, Pool #MA7471 ................ 2.00 7/20/51 31
18 Government National Mortgage Association, Pool #MA7417 ................ 2.00 6/20/51 15
22 Government National Mortgage Association, Pool #MA8041 ................ 2.00 5/20/52 17
9 Government National Mortgage Association, Pool #MA6655 ................ 2.50 5/20/50 8
13 Government National Mortgage Association, Pool #MA6995 ................ 2.50 11/20/50 11
13 Government National Mortgage Association, Pool #MA6931 ................ 2.50 10/20/50 11
7 Government National Mortgage Association, Pool #MA6540 ................ 2.50 3/20/50 6
23 Government National Mortgage Association, Pool #MA6819 ................ 2.50 8/20/50 19
32 Government National Mortgage Association, Pool #MA6865 ................ 2.50 9/20/50 27
1 Government National Mortgage Association, Pool #AA8341 ................ 2.50 2/15/28 1
41 Government National Mortgage Association, Pool #MA7767 ................ 2.50 12/20/51 34
19 Government National Mortgage Association, Pool #MA7589 ................ 2.50 9/20/51 16
38 Government National Mortgage Association, Pool #MA7534 ................ 2.50 8/20/51 32
40 Government National Mortgage Association, Pool #MA7649 ................ 2.50 10/20/51 33
38 Government National Mortgage Association, Pool #MA7472 ................ 2.50 7/20/51 32
21 Government National Mortgage Association, Pool #MA7936 ................ 2.50 3/20/52 18
17 Government National Mortgage Association, Pool #MA7312 ................ 2.50 4/20/51 14

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 5 Government National Mortgage Association, Pool #MA4355 ................ 2.50 4/20/32 $ 4
4 Government National Mortgage Association, Pool #MA1155 ................ 2.50 7/20/43 3
17 Government National Mortgage Association, Pool #MA7136 ................ 2.50 1/20/51 15
32 Government National Mortgage Association, Pool #MA7255 ................ 2.50 3/20/51 27
40 Government National Mortgage Association, Pool #MA6709 ................ 2.50 6/20/50 34
18 Government National Mortgage Association, Pool #MA7418 ................ 2.50 6/20/51 15
21 Government National Mortgage Association, Pool #MA8042 ................ 2.50 5/20/52 18
30 Government National Mortgage Association, Pool #MA7193 ................ 2.50 2/20/51 25
9 Government National Mortgage Association, Pool #MA3735 ................ 3.00 6/20/46 8
8 Government National Mortgage Association, Pool #MA3802 ................ 3.00 7/20/46 7
7 Government National Mortgage Association, Pool #MA4836 ................ 3.00 11/20/47 6
12 Government National Mortgage Association, Pool #MA5018 ................ 3.00 2/20/48 10
14 Government National Mortgage Association, Pool #MA0851 ................ 3.00 3/20/43 12
5 Government National Mortgage Association, Pool #MA3873 ................ 3.00 8/20/46 4
7 Government National Mortgage Association, Pool #MA6599 ................ 3.00 4/20/50 6
5 Government National Mortgage Association, Pool #MA6338 ................ 3.00 12/20/49 5
6 Government National Mortgage Association, Pool #MA6409 ................ 3.00 1/20/50 5
13 Government National Mortgage Association, Pool #MA4899 ................ 3.00 12/20/47 12
9 Government National Mortgage Association, Pool #MA2520 ................ 3.00 1/20/45 8
14 Government National Mortgage Association, Pool #MA1011 ................ 3.00 5/20/43 12
7 Government National Mortgage Association, Pool #MA4195 ................ 3.00 1/20/47 6
6 Government National Mortgage Association, Pool #MA4126 ................ 3.00 12/20/46 5
22 Government National Mortgage Association, Pool #MA8098 ................ 3.00 6/20/52 19
20 Government National Mortgage Association, Pool #MA7828 ................ 3.00 1/20/52 18
20 Government National Mortgage Association, Pool #MA6218 ................ 3.00 10/20/49 17
8 Government National Mortgage Association, Pool #MA3936 ................ 3.00 9/20/46 7
3 Government National Mortgage Association, Pool #MA3596 ................ 3.00 4/20/46 3
7 Government National Mortgage Association, Pool #MA3662 ................ 3.00 5/20/46 6
5 Government National Mortgage Association, Pool #MA4068 ................ 3.00 11/20/46 4
5 Government National Mortgage Association, Pool #MA4261 ................ 3.00 2/20/47 4
9 Government National Mortgage Association, Pool #MA4320 ................ 3.00 3/20/47 8
11 Government National Mortgage Association, Pool #MA6474 ................ 3.00 2/20/50 9
5 Government National Mortgage Association, Pool #MA6089 ................ 3.00 8/20/49 5
10 Government National Mortgage Association, Pool #MA3375 ................ 3.00 1/20/46 9
11 Government National Mortgage Association, Pool #MA4003 ................ 3.00 10/20/46 10
4 Government National Mortgage Association, Pool #MA5815 ................ 3.00 3/20/49 3
8 Government National Mortgage Association, Pool #MA6710 ................ 3.00 6/20/50 7
17 Government National Mortgage Association, Pool #MA6766 ................ 3.00 7/20/50 15
7 Government National Mortgage Association, Pool #MA2960 ................ 3.00 7/20/45 6
9 Government National Mortgage Association, Pool #MA6820 ................ 3.00 8/20/50 8
7 Government National Mortgage Association, Pool #AA5897 ................ 3.00 12/15/42 6
3 Government National Mortgage Association, Pool #MA0205 ................ 3.00 7/20/27 3
15 Government National Mortgage Association, Pool #MA6656 ................ 3.00 5/20/50 13
7 Government National Mortgage Association, Pool #MA3243 ................ 3.00 11/20/45 6
5 Government National Mortgage Association, Pool #MA6283 ................ 3.00 11/20/49 5
22 Government National Mortgage Association, Pool #MA8199 ................ 3.50 8/20/52 20
5 Government National Mortgage Association, Pool #MA5019 ................ 3.50 2/20/48 5
4 Government National Mortgage Association, Pool #MA4837 ................ 3.50 11/20/47 3
3 Government National Mortgage Association, Pool #MA3454 ................ 3.50 2/20/46 3
3 Government National Mortgage Association, Pool #MA5762 ................ 3.50 2/20/49 3
4 Government National Mortgage Association, Pool #MA6339 ................ 3.50 12/20/49 4
5 Government National Mortgage Association, Pool #MA2961 ................ 3.50 7/20/45 5
9 Government National Mortgage Association, Pool #MA3173 ................ 3.50 10/20/45 8
8 Government National Mortgage Association, Pool #MA4652 ................ 3.50 8/20/47 7
6 Government National Mortgage Association, Pool #MA5875 ................ 3.50 4/20/49 5
3 Government National Mortgage Association, Pool #MA1574 ................ 3.50 1/20/29 3
7 Government National Mortgage Association, Pool #MA2371 ................ 3.50 11/20/44 7
13 Government National Mortgage Association, Pool #MA0699 ................ 3.50 1/20/43 12
5 Government National Mortgage Association, Pool #MA3244 ................ 3.50 11/20/45 4

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 6 Government National Mortgage Association, Pool #MA3310 ................ 3.50 12/20/45 $ 6
7 Government National Mortgage Association, Pool #MA3803 ................ 3.50 7/20/46 6
7 Government National Mortgage Association, Pool #MA3874 ................ 3.50 8/20/46 6
7 Government National Mortgage Association, Pool #MA4510 ................ 3.50 6/20/47 7
6 Government National Mortgage Association, Pool #MA3597 ................ 3.50 4/20/46 6
6 Government National Mortgage Association, Pool #MA4586 ................ 3.50 7/20/47 6
4 Government National Mortgage Association, Pool #MA5191 ................ 3.50 5/20/48 4
4 Government National Mortgage Association, Pool #MA4778 ................ 3.50 10/20/47 3
5 Government National Mortgage Association, Pool #MA2826 ................ 3.50 5/20/45 5
7 Government National Mortgage Association, Pool #MA3736 ................ 3.50 6/20/46 6
7 Government National Mortgage Association, Pool #MA4382 ................ 3.50 4/20/47 6
7 Government National Mortgage Association, Pool #MA4321 ................ 3.50 3/20/47 6
15 Government National Mortgage Association, Pool #MA1157 ................ 3.50 7/20/43 14
7 Government National Mortgage Association, Pool #MA4004 ................ 3.50 10/20/46 7
7 Government National Mortgage Association, Pool #MA3105 ................ 3.50 9/20/45 6
8 Government National Mortgage Association, Pool #MA4127 ................ 3.50 12/20/46 8
7 Government National Mortgage Association, Pool #MA2223 ................ 3.50 9/20/44 6
6 Government National Mortgage Association, Pool #MA3376 ................ 3.50 1/20/46 6
3 Government National Mortgage Association, Pool #AB9211 ................ 3.50 11/15/42 3
4 Government National Mortgage Association, Pool #MA6219 ................ 3.50 10/20/49 3
4 Government National Mortgage Association, Pool #AC3938 ................ 3.50 1/15/43 4
3 Government National Mortgage Association, Pool #MA5466 ................ 4.00 9/20/48 3
6 Government National Mortgage Association, Pool #MA1996 ................ 4.00 6/20/44 5
3 Government National Mortgage Association, Pool #MA3245 ................ 4.00 11/20/45 2
3 Government National Mortgage Association, Pool #MA4263 ................ 4.00 2/20/47 3
6 Government National Mortgage Association, Pool #MA4511 ................ 4.00 6/20/47 5
3 Government National Mortgage Association, Pool #MA5986 ................ 4.00 6/20/49 2
3 Government National Mortgage Association, Pool #MA5651 ................ 4.00 12/20/48 3
2 Government National Mortgage Association, Pool #MA5710 ................ 4.00 1/20/49 2
4 Government National Mortgage Association, Pool #MA3522 ................ 4.00 3/20/46 4
23 Government National Mortgage Association, Pool #MA8488 ................ 4.00 12/20/52 22
6 Government National Mortgage Association, Pool #MA6040 ................ 4.00 7/20/49 6
3 Government National Mortgage Association, Pool #MA4322 ................ 4.00 3/20/47 3
22 Government National Mortgage Association, Pool #MA8200 ................ 4.00 8/20/52 21
3 Government National Mortgage Association, Pool #MA3377 ................ 4.00 1/20/46 3
9 Government National Mortgage Association, Pool #MA3737 ................ 4.00 6/20/46 8
24 Government National Mortgage Association, POOL# MA9302 .............. 4.00 11/20/53 22
2 Government National Mortgage Association, Pool #MA5876 ................ 4.00 4/20/49 2
3 Government National Mortgage Association, Pool #MA4653 ................ 4.00 8/20/47 3
7 Government National Mortgage Association, Pool #MA6091 ................ 4.00 8/20/49 7
25 Government National Mortgage Association, Pool #MA1091 ................ 4.00 6/20/43 24
3 Government National Mortgage Association, Pool #MA5595 ................ 4.00 11/20/48 3
4 Government National Mortgage Association, Pool #MA2373 ................ 4.50 11/20/44 4
5 Government National Mortgage Association, Pool #MA5399 ................ 4.50 8/20/48 5
23 Government National Mortgage Association, Pool #MA8724 ................ 4.50 3/20/53 22
2 Government National Mortgage Association, Pool #MA5193 ................ 4.50 5/20/48 2
13 Government National Mortgage Association, Pool #721760 ................. 4.50 8/15/40 13
5 Government National Mortgage Association, Pool #MA5764 ................ 4.50 2/20/49 4
7 Government National Mortgage Association, Pool #MA5987 ................ 4.50 6/20/49 7
6 Government National Mortgage Association, Pool #MA2756 ................ 4.50 4/20/45 6
3 Government National Mortgage Association, Pool #MA1762 ................ 4.50 3/20/44 3
24 Government National Mortgage Association, Pool #MA8877 ................ 4.50 5/20/53 23
2 Government National Mortgage Association, Pool #MA5596 ................ 4.50 11/20/48 2
25 Government National Mortgage Association, POOL# MA9486 .............. 4.50 2/20/54 24
3 Government National Mortgage Association, Pool #MA4721 ................ 4.50 9/20/47 3
21 Government National Mortgage Association, Pool #4801 .................. 4.50 9/20/40 21
2 Government National Mortgage Association, Pool #MA5818 ................ 4.50 3/20/49 2
3 Government National Mortgage Association, Pool #MA5988 ................ 5.00 6/20/49 3
24 Government National Mortgage Association, Pool #MA9170 ................ 5.00 9/20/53 24

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 2 Government National Mortgage Association, Pool #MA5530 ................ 5.00 10/20/48 $ 2
24 Government National Mortgage Association, Pool #MA8800 ................ 5.00 4/20/53 23
13 Government National Mortgage Association, Pool #4559 .................. 5.00 10/20/39 13
10 Government National Mortgage Association, Pool #697946 ................. 5.00 3/15/39 11
24 Government National Mortgage Association, Pool #MA9016 ................ 5.00 7/20/53 24
2 Government National Mortgage Association, Pool #MA5653 ................ 5.00 12/20/48 2
3 Government National Mortgage Association, Pool #MA5933 ................ 5.00 5/20/49 3
25 Government National Mortgage Association, Pool #MA9362 ................ 5.50 12/20/53 25
24 Government National Mortgage Association, Pool #MA9017 ................ 5.50 7/20/53 24
25 Government National Mortgage Association, Pool #MA9305 ................ 5.50 11/20/53 24
23 Government National Mortgage Association, Pool #MA9018 ................ 6.00 7/20/53 23
25 Government National Mortgage Association, 30 YR TBA .................. 2.00 7/20/54 20
50 Government National Mortgage Association, 30 YR TBA .................. 3.50 7/20/54 45
25 Government National Mortgage Association, 30 YR TBA .................. 4.00 7/20/54 23
25 Government National Mortgage Association, 30 YR TBA .................. 4.50 8/1/54 24
50 Government National Mortgage Association, 30 YR TBA .................. 5.00 7/20/54 49
75 Government National Mortgage Association, 30 YR TBA .................. 5.50 7/20/54 75
100 Government National Mortgage Association, 30 YR TBA .................. 6.00 7/20/54 102
75 Government National Mortgage Association, 30 YR TBA .................. 6.50 7/20/54 77
25 Government National Mortgage Association, 30 YR TBA .................. 7.00 7/20/54 25
Total U.S. Government Agency Mortgages ........................... 9,358
U.S. Government Agency Securities — 0.54%
25 Fannie Mae ................................................... 0.75 10/8/27 22
25 Fannie Mae, Callable 9/18/24 @ 100.00 ............................... 0.88 12/18/26 23
10 Fannie Mae ................................................... 5.63 7/15/37 11
20 Fannie Mae ................................................... 6.63 11/15/30 22
28 Federal Farm Credit Banks Funding Corp., Callable 7/10/24 @ 100.00 ......... 1.55 7/26/30 23
30 Federal Farm Credit Banks Funding Corp. ............................. 4.13 1/25/27 30
20 Federal Farm Credit Banks Funding Corp. ............................. 4.50 3/2/26 20
30 Federal Farm Credit Banks Funding Corp., Callable 7/10/24 @ 100.00 ......... 5.94 1/2/36 30
15 Federal Home Loan Bank ......................................... 2.50 6/12/26 14
25 Federal Home Loan Bank ......................................... 3.25 11/16/28 24
55 Federal Home Loan Bank ......................................... 4.38 3/13/26 55
30 Federal Home Loan Banks, Callable 8/26/24 @ 100.00 .................... 0.90 2/26/27 27
25 Federal Home Loan Banks ........................................ 4.75 4/9/27 25
10 Freddie Mac .................................................. 0.00(b) 11/15/38 5
50 Freddie Mac .................................................. 0.38 7/21/25 48
5 Freddie Mac .................................................. 0.38 9/23/25 5
15 Freddie Mac .................................................. 6.25 7/15/32 17
10 Freddie Mac .................................................. 6.75 3/15/31 11
5 Tennessee Valley Authority ........................................ 3.50 12/15/42 4
25 Tennessee Valley Authority ........................................ 3.88 3/15/28 24
10 Tennessee Valley Authority ........................................ 4.25 9/15/52 9
Total U.S. Government Agency Securities ............................ 449
Corporate Bonds — 13.67%
155 AbbVie, Inc. (Biotechnology)   ..................................... 4.40 11/6/42 135
8 AbbVie, Inc. (Biotechnology), Callable 9/15/63 @ 100.00  ................. 5.50 3/15/64 8
45 Air Products and Chemicals, Inc. (Chemicals), Callable 11/15/39 @ 100.00  ..... 2.70 5/15/40 32
30 Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00  ..... 3.70 12/1/47 22
125 Amgen, Inc. (Biotechnology), Callable 2/1/25 @ 100.00  .................. 3.13 5/1/25 122
80 Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00  .................. 3.15 2/21/40 59
65 Amgen, Inc. (Biotechnology), Callable 12/15/50 @ 100.00  ................. 4.66 6/15/51 55
10 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages),
Callable 8/1/45 @ 100.00  .................................... 4.90 2/1/46 9
160 Anheuser-Busch InBev Worldwide, Inc. (Beverages)   ..................... 4.95 1/15/42 150

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 160 Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @
100.00  .................................................. 4.65 2/23/46 $ 147
45 AT&T, Inc. (Diversified Telecommunication Services), Callable 11/1/31 @ 100.00  2.25 2/1/32 36
148 AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00  3.55 9/15/55 100
55 AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00  . 4.55 3/9/49 46
95 Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00  ............. 4.15 1/15/43 80
470 Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00  ................ 2.69 (SOFR + 132
bps)(c) 4/22/32 396
150 Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00  ........... 3.97 (TSFR3M + 147
bps)(c) 2/7/30 142
40 Berkshire Hathaway Energy Co. (Oil, Gas & Consumable Fuels), Callable 8/1/44 @
100.00  .................................................. 4.50 2/1/45 35
55 BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels), Callable 8/24/49
@ 100.00  ................................................ 3.00 2/24/50 36
100 Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00  ....... 4.25 10/26/49 81
150 Brown & Brown, Inc. (Insurance), Callable 12/17/31 @ 100.00  ............. 4.20 3/17/32 137
110 Bunge Ltd. Finance Corp. (Consumer Staples Distribution & Retail), Callable
2/14/31 @ 100.00  .......................................... 2.75 5/14/31 94
25 Capital One Financial Corp. (Consumer Finance), Callable 11/2/31 @ 100.00  ... 2.62 (SOFR + 127
bps)(c) 11/2/32 20
140 Capital One Financial Corp. (Consumer Finance), Callable 2/1/28 @ 100.00  .... 5.47 (SOFR + 208
bps)(c) 2/1/29 139
95 Carlisle Cos., Inc. (Building Products), Callable 12/1/31 @ 100.00  ........... 2.20 3/1/32 76
190 Charter Communications Operating LLC/Charter Communications Operating Capital
(Media), Callable 1/1/31 @ 100.00  .............................. 2.80 4/1/31 155
45 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 1/31/27 @
101.63  .................................................. 3.25 1/31/32 38
185 Citigroup, Inc. (Banks), Callable 3/17/32 @ 100.00  ...................... 3.79 (SOFR + 194
bps)(c) 3/17/33 165
175 Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00  ...................... 4.41 (SOFR + 391
bps)(c) 3/31/31 166
155 Collins Aerospace (Aerospace & Defense), Callable 12/15/26 @ 100.00  ....... 3.50 3/15/27 146
155 Comcast Corp. (Media), Callable 5/1/49 @ 100.00  ....................... 4.00 11/1/49 121
25 Comcast Corp. (Media)   .......................................... 4.65 7/15/42 22
40 Consolidated Edison Co. of New York, Inc. (Electric Utilities), Callable 9/15/43 @
100.00  .................................................. 4.45 3/15/44 34
20 Consolidated Edison Co. of New York, Inc., Series 2008-B (Electric Utilities)   ... 6.75 4/1/38 22
110 Constellation Brands, Inc. (Beverages), Callable 2/1/33 @ 100.00  ............ 4.90 5/1/33 106
115 CSX Corp. (Ground Transportation)   ................................. 6.22 4/30/40 123
140 CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00  4.78 3/25/38 125
60 CVS Health Corp. (Health Care Providers & Services), Callable 1/20/45 @ 100.00  5.13 7/20/45 53
10 CVS Health Corp. (Health Care Providers & Services), Callable 12/1/62 @ 100.00  6.00 6/1/63 10
185 Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals),
Callable 8/1/26 @ 100.00  .................................... 4.90 10/1/26 183
25 Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals),
Callable 1/15/34 @ 100.00  .................................... 5.40 4/15/34 25
73 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00  . 5.60 7/15/41 67
135 Digital Realty Trust LP (Specialized REITs), Callable 4/15/28 @ 100.00  ....... 4.45 7/15/28 131
35 DTE Energy Co. (Multi-Utilities), Callable 3/1/34 @ 100.00  ............... 5.85 6/1/34 35
25 Duke Energy Corp. (Electric Utilities), Callable 2/15/52 @ 100.00  ........... 5.00 8/15/52 22
160 EIDP, Inc. (Chemicals), Callable 6/15/25 @ 100.00  ...................... 1.70 7/15/25 154
15 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.63 5/15/42 13
60 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.65 1/15/43 52
95 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00  . 4.95 1/15/43 80
110 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 2/1/26 @ 103.69  .. 7.38 2/1/31 115
99 Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable
9/15/43 @ 100.00  .......................................... 4.85 3/15/44 88
159 FedEx Corp. Pass Through Trust, Series 2020-1, Class - AA (Air Freight &
Logistics)   ............................................... 1.88 2/20/34 132

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 65 Fiserv, Inc. (Financial Services), Callable 12/2/32 @ 100.00  ................ 5.60 3/2/33 $ 65
115 Ford Motor Co. (Automobiles), Callable 11/12/31 @ 100.00  ................ 3.25 2/12/32 95
200 Ford Motor Credit Co. LLC (Financial Services)   ........................ 4.13 8/4/25 196
45 General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00  .............. 6.13 10/1/25 45
55 General Motors Financial Co., Inc. (Specialty Retail), Callable 1/26/25 @ 100.00  . 2.90 2/26/25 54
150 General Motors Financial Co., Inc. (Specialty Retail), Callable 2/6/30 @ 100.00  . 5.85 4/6/30 151
70 Georgia Power Co. (Electric Utilities)   ............................... 4.30 3/15/42 59
66 Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00  ............ 4.50 2/1/45 57
150 HCA, Inc. (Health Care Providers & Services)   ......................... 5.38 2/1/25 149
70 HCA, Inc. (Health Care Providers & Services), Callable 3/1/33 @ 100.00  ...... 5.50 6/1/33 69
100 Howmet Aerospace, Inc. (Aerospace & Defense), Callable 4/1/25 @ 100.00  .... 6.88 5/1/25 101
95 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @
100.00  .................................................. 3.73 12/8/47 70
50 International Business Machines Corp. (IT Services)   ..................... 4.00 6/20/42 41
50 International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00  ... 6.00 11/15/41 50
420 JPMorgan Chase & Co. (Banks), Callable 4/22/31 @ 100.00  ................ 2.58 (TSFR3M + 125
bps)(c) 4/22/32 355
140 JPMorgan Chase & Co. (Banks), Callable 1/29/26 @ 100.00  ................ 3.96 (TSFR3M + 151
bps)(c) 1/29/27 137
15 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 3/1/25 @ 100.00  .. 4.30 6/1/25 15
100 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00  . 5.55 6/1/45 94
60 Lincoln National Corp. (Insurance), Callable 10/15/29 @ 100.00  ............ 3.05 1/15/30 53
80 Lincoln National Corp. (Insurance), Callable 10/15/30 @ 100.00  ............ 3.40 1/15/31 70
105 Lowe's Cos., Inc. (Specialty Retail), Callable 1/15/33 @ 100.00  ............. 5.00 4/15/33 103
30 Marathon Oil Corp. (Oil, Gas & Consumable Fuels), Callable 1/1/34 @ 100.00  .. 5.70 4/1/34 31
55 Martin Marietta Materials, Inc. (Construction Materials), Callable 4/15/31 @ 100.00  2.40 7/15/31 45
80 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
1/15/31 @ 100.00  .......................................... 2.95 4/15/31 69
25 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
6/15/33 @ 100.00  .......................................... 5.95 9/15/33 26
215 Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
8/2/24 @ 101.06  ........................................... 4.25 9/1/25 211
10 Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
2/15/29 @ 100.00  .......................................... 5.05 3/15/29 10
120 Microsoft Corp. (Software), Callable 2/8/46 @ 100.00  .................... 3.70 8/8/46 98
55 Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00  ..... 3.63 5/15/30 50
300 Morgan Stanley, MTN (Capital Markets), Callable 7/20/26 @ 100.00  ......... 1.51 (SOFR + 86
bps)(c) 7/20/27 279
285 Morgan Stanley (Capital Markets), Callable 1/21/32 @ 100.00  .............. 2.94 (SOFR + 129
bps)(c) 1/21/33 241
10 Motorola Solutions, Inc. (Communications Equipment), Callable 1/15/34 @ 100.00  5.40 4/15/34 10
95 National Rural Utilities Cooperative Finance Corp. (Financial Services), Callable
7/15/32 @ 100.00  .......................................... 5.80 1/15/33 97
80 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 11/28/32 @
100.00  .................................................. 5.05 2/28/33 78
100 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 8/28/52 @
100.00  .................................................. 5.25 2/28/53 93
65 NNN REIT, Inc. (Retail REITs), Callable 1/15/30 @ 100.00  ................ 2.50 4/15/30 56
52 NNN REIT, Inc. (Retail REITs), Callable 7/15/33 @ 100.00  ................ 5.60 10/15/33 52
75 Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00  .. 4.03 10/15/47 59
35 Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00  ................. 5.20 8/1/43 34
45 Oklahoma Gas and Electric Co. (Electric Utilities), Callable 10/1/52 @ 100.00  .. 5.60 4/1/53 44
95 Oracle Corp. (Software), Callable 11/15/44 @ 100.00  .................... 4.13 5/15/45 74
165 Ovintiv, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/25 @ 100.00  ...... 5.38 1/1/26 164
25 Pfizer Investment Enterprises Pte, Ltd. (Capital Markets), Callable 11/19/62 @
100.00  .................................................. 5.34 5/19/63 23
80 Philip Morris International, Inc. (Tobacco)   ............................ 4.50 3/20/42 68
10 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/42 @ 100.00  ..... 4.15 3/15/43 8
70 Principal Financial Group, Inc. (Insurance), Callable 3/15/30 @ 100.00  ........ 2.13 6/15/30 58

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 140 Progress Energy, Inc. (Multi-Utilities)   ............................... 6.00 12/1/39 $ 142
63 Progress Energy, Inc. (Electric Utilities)   .............................. 7.75 3/1/31 71
55 Prudential Financial, Inc. (Insurance)   ................................ 4.60 5/15/44 48
20 Prudential Financial, Inc. (Insurance), Callable 6/1/32 @ 100.00  ............. 6.00 (H15T5Y + 323
bps)(c) 9/1/52 20
15 Prudential Financial, Inc., MTN (Insurance)   .......................... 6.63 6/21/40 16
30 Public Service Electric and Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00  3.65 9/1/42 23
95 Reliance, Inc. (Metals & Mining), Callable 7/15/25 @ 100.00  ............... 1.30 8/15/25 90
40 Reliance, Inc. (Metals & Mining), Callable 5/15/30 @ 100.00  ............... 2.15 8/15/30 33
50 Roper Technologies, Inc. (Software), Callable 3/30/30 @ 100.00  ............. 2.00 6/30/30 42
115 RTX Corp. (Aerospace & Defense)   ................................. 4.50 6/1/42 99
80 Sabra Health Care LP (Health Care REITs), Callable 9/1/31 @ 100.00  ......... 3.20 12/1/31 67
80 Southern Co. Gas Capital Corp. (Gas Utilities), Callable 11/30/46 @ 100.00  .... 4.40 5/30/47 66
45 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 10/17/33 @ 100.00  6.00 1/17/34 47
255 The Goldman Sachs Group, Inc. (Capital Markets), Callable 7/21/31 @ 100.00  .. 2.38 (SOFR + 125
bps)(c) 7/21/32 209
70 The Goldman Sachs Group, Inc. (Capital Markets), Callable 6/5/27 @ 100.00  ... 3.69 (TSFR3M + 177
bps)(c) 6/5/28 67
55 The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00  .......... 4.50 12/6/48 48
40 The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00  .......... 5.40 9/15/40 40
25 The Interpublic Group of Cos., Inc. (Media), Callable 4/1/48 @ 100.00  ........ 5.40 10/1/48 23
100 The PNC Financial Services Group, Inc. (Banks), Callable 1/22/34 @ 100.00  ... 5.68 (SOFR + 190
bps)(c) 1/22/35 101
60 The Travelers Cos., Inc. (Insurance)   ................................. 5.35 11/1/40 59
40 The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00  ............ 4.75 9/15/44 36
40 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/15/33 @
100.00  .................................................. 5.05 7/15/33 39
70 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 7/15/52 @
100.00  .................................................. 5.65 1/15/53 70
85 Truist Financial Corp., MTN (Banks), Callable 1/24/34 @ 100.00  ........... 5.71 (SOFR + 192
bps)(c) 1/24/35 84
30 UDR, Inc., MTN (Residential REITs), Callable 5/1/32 @ 100.00  ............ 2.10 8/1/32 23
55 UDR, Inc. (Residential REITs), Callable 5/15/31 @ 100.00  ................. 3.00 8/15/31 48
25 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @
100.00  .................................................. 4.63 11/15/41 23
20 UnitedHealth Group, Inc. (Health Care Providers & Services)   .............. 4.75 7/15/45 18
25 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 10/15/63 @
100.00  .................................................. 5.50 4/15/64 24
70 Valero Energy Corp. (Oil, Gas & Consumable Fuels)   ..................... 6.63 6/15/37 74
70 Ventas Realty LP (Diversified REITs), Callable 6/1/31 @ 100.00  ............. 2.50 9/1/31 58
25 Ventas Realty LP (Diversified REITs), Callable 11/1/24 @ 100.00  ............ 3.50 2/1/25 25
40 Ventas Realty LP (Diversified REITs), Callable 10/15/28 @ 100.00  ........... 4.40 1/15/29 38
40 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
12/15/31 @ 100.00  ......................................... 2.36 3/15/32 33
227 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
9/22/40 @ 100.00  .......................................... 3.40 3/22/41 174
85 Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @
100.00  .................................................. 3.80 9/15/47 63
20 Vulcan Materials Co. (Construction Materials), Callable 3/1/30 @ 100.00  ...... 3.50 6/1/30 18
80 Warnermedia Holdings, Inc. (Diversified Telecommunication Services), Callable
12/15/31 @ 100.00  ......................................... 4.28 3/15/32 70
210 Wells Fargo & Co., MTN (Banks), Callable 5/22/27 @ 100.00  .............. 3.58 (TSFR3M + 157
bps)(c) 5/22/28 199
145 Wells Fargo & Co. (Banks), Callable 7/25/32 @ 100.00  ................... 4.90 (SOFR + 210
bps)(c) 7/25/33 139
90 Wells Fargo & Co. (Banks), Callable 7/25/33 @ 100.00  ................... 5.56 (SOFR + 199
bps)(c) 7/25/34 90

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 55 WestRock MWV LLC (Containers & Packaging)   ....................... 8.20 1/15/30 $ 62
Total Corporate Bonds .......................................... 11,266
U.S. Treasury Obligations — 25.99%
68 U.S. Treasury Bond ............................................. 1.13 8/15/40 41
100 U.S. Treasury Bond ............................................. 1.13 5/15/40 61
125 U.S. Treasury Bond ............................................. 1.25 5/15/50 62
133 U.S. Treasury Bond ............................................. 1.38 11/15/40 84
150 U.S. Treasury Bond ............................................. 1.38 8/15/50 77
140 U.S. Treasury Bond ............................................. 1.63 11/15/50 77
100 U.S. Treasury Bond ............................................. 1.75 8/15/41 66
148 U.S. Treasury Bond ............................................. 1.88 11/15/51 86
140 U.S. Treasury Bond ............................................. 1.88 2/15/41 96
96 U.S. Treasury Bond ............................................. 1.88 2/15/51 56
106 U.S. Treasury Bond ............................................. 2.00 2/15/50 64
145 U.S. Treasury Bond ............................................. 2.00 11/15/41 100
159 U.S. Treasury Bond ............................................. 2.00 8/15/51 95
100 U.S. Treasury Bond ............................................. 2.25 5/15/41 72
173 U.S. Treasury Bond ............................................. 2.25 2/15/52 110
31 U.S. Treasury Bond ............................................. 2.25 8/15/49 20
117 U.S. Treasury Bond ............................................. 2.25 8/15/46 78
110 U.S. Treasury Bond ............................................. 2.38 5/15/51 72
110 U.S. Treasury Bond ............................................. 2.38 2/15/42 80
96 U.S. Treasury Bond ............................................. 2.38 11/15/49 64
75 U.S. Treasury Bond ............................................. 2.50 5/15/46 53
50 U.S. Treasury Bond ............................................. 2.50 2/15/45 36
80 U.S. Treasury Bond ............................................. 2.50 2/15/46 56
10 U.S. Treasury Bond ............................................. 2.75 11/15/42 8
55 U.S. Treasury Bond ............................................. 2.75 8/15/47 40
80 U.S. Treasury Bond ............................................. 2.75 11/15/47 58
65 U.S. Treasury Bond ............................................. 2.88 11/15/46 49
94 U.S. Treasury Bond ............................................. 2.88 5/15/49 69
147 U.S. Treasury Bond ............................................. 2.88 5/15/52 108
75 U.S. Treasury Bond ............................................. 2.88 5/15/43 58
50 U.S. Treasury Bond ............................................. 2.88 8/15/45 38
95 U.S. Treasury Bond ............................................. 3.00 8/15/48 72
55 U.S. Treasury Bond ............................................. 3.00 5/15/47 42
75 U.S. Treasury Bond ............................................. 3.00 2/15/47 57
45 U.S. Treasury Bond ............................................. 3.00 5/15/45 35
115 U.S. Treasury Bond ............................................. 3.00 8/15/52 87
50 U.S. Treasury Bond ............................................. 3.00 11/15/45 39
50 U.S. Treasury Bond ............................................. 3.00 2/15/48 38
100 U.S. Treasury Bond ............................................. 3.00 11/15/44 78
90 U.S. Treasury Bond ............................................. 3.13 2/15/43 73
22 U.S. Treasury Bond ............................................. 3.13 8/15/44 18
80 U.S. Treasury Bond ............................................. 3.13 5/15/48 62
25 U.S. Treasury Bond ............................................. 3.13 11/15/41 21
125 U.S. Treasury Bond ............................................. 3.25 5/15/42 104
25 U.S. Treasury Bond ............................................. 3.38 5/15/44 21
10 U.S. Treasury Bond ............................................. 3.38 8/15/42 8
10 U.S. Treasury Bond ............................................. 3.38 11/15/48 8
8 U.S. Treasury Bond ............................................. 3.50 2/15/39 7
135 U.S. Treasury Bond ............................................. 3.63 5/15/53 115
98 U.S. Treasury Bond ............................................. 3.63 2/15/53 83
75 U.S. Treasury Bond ............................................. 3.63 8/15/43 65
90 U.S. Treasury Bond ............................................. 3.63 2/15/44 78
75 U.S. Treasury Bond ............................................. 3.75 11/15/43 66
33 U.S. Treasury Bond ............................................. 3.75 8/15/41 30

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 10 U.S. Treasury Bond ............................................. 3.88 8/15/40 $ 9
30 U.S. Treasury Bond ............................................. 3.88 2/15/43 27
35 U.S. Treasury Bond ............................................. 3.88 5/15/43 32
73 U.S. Treasury Bond ............................................. 4.00 11/15/52 66
25 U.S. Treasury Bond ............................................. 4.00 11/15/42 23
135 U.S. Treasury Bond ............................................. 4.13 8/15/53 126
75 U.S. Treasury Bond ............................................. 4.25 11/15/40 73
95 U.S. Treasury Bond ............................................. 4.25 2/15/54 90
25 U.S. Treasury Bond ............................................. 4.38 11/15/39 25
35 U.S. Treasury Bond ............................................. 4.38 5/15/41 34
25 U.S. Treasury Bond ............................................. 4.38 2/15/38 25
30 U.S. Treasury Bond ............................................. 4.38 8/15/43 29
15 U.S. Treasury Bond ............................................. 4.38 5/15/40 15
30 U.S. Treasury Bond ............................................. 4.50 2/15/44 29
50 U.S. Treasury Bond ............................................. 4.50 2/15/36 51
30 U.S. Treasury Bond ............................................. 4.63 5/15/44 30
75 U.S. Treasury Bond ............................................. 4.63 5/15/54 76
35 U.S. Treasury Bond ............................................. 4.63 2/15/40 36
25 U.S. Treasury Bond ............................................. 4.75 2/15/37 26
25 U.S. Treasury Bond ............................................. 4.75 11/15/43 25
70 U.S. Treasury Bond ............................................. 4.75 2/15/41 72
80 U.S. Treasury Bond ............................................. 4.75 11/15/53 83
40 U.S. Treasury Bond ............................................. 5.00 5/15/37 42
20 U.S. Treasury Bond ............................................. 5.25 2/15/29 21
40 U.S. Treasury Bond ............................................. 5.38 2/15/31 42
25 U.S. Treasury Bond ............................................. 6.13 8/15/29 27
60 U.S. Treasury Bond ............................................. 6.13 11/15/27 63
35 U.S. Treasury Bond ............................................. 6.25 5/15/30 38
50 U.S. Treasury Bond ............................................. 6.88 8/15/25 51
75 U.S. Treasury Note .............................................. 0.25 10/31/25 70
60 U.S. Treasury Note .............................................. 0.25 8/31/25 57
55 U.S. Treasury Note .............................................. 0.25 9/30/25 52
30 U.S. Treasury Note .............................................. 0.38 11/30/25 28
35 U.S. Treasury Note .............................................. 0.38 9/30/27 31
55 U.S. Treasury Note .............................................. 0.38 7/31/27 49
82 U.S. Treasury Note .............................................. 0.38 1/31/26 76
25 U.S. Treasury Note .............................................. 0.38 12/31/25 23
5 U.S. Treasury Note .............................................. 0.50 4/30/27 4
100 U.S. Treasury Note .............................................. 0.50 10/31/27 88
45 U.S. Treasury Note .............................................. 0.50 2/28/26 42
100 U.S. Treasury Note .............................................. 0.50 8/31/27 88
30 U.S. Treasury Note .............................................. 0.50 6/30/27 27
5 U.S. Treasury Note .............................................. 0.63 3/31/27 4
80 U.S. Treasury Note .............................................. 0.63 12/31/27 70
140 U.S. Treasury Note .............................................. 0.63 7/31/26 129
250 U.S. Treasury Note .............................................. 0.63 8/15/30 200
195 U.S. Treasury Note .............................................. 0.63 5/15/30 158
85 U.S. Treasury Note .............................................. 0.63 11/30/27 75
42 U.S. Treasury Note .............................................. 0.75 8/31/26 39
120 U.S. Treasury Note .............................................. 0.75 1/31/28 105
25 U.S. Treasury Note .............................................. 0.75 4/30/26 23
100 U.S. Treasury Note .............................................. 0.75 5/31/26 93
105 U.S. Treasury Note .............................................. 0.75 3/31/26 98
20 U.S. Treasury Note .............................................. 0.88 6/30/26 19
145 U.S. Treasury Note .............................................. 0.88 9/30/26 133
185 U.S. Treasury Note .............................................. 0.88 11/15/30 150
85 U.S. Treasury Note .............................................. 1.00 7/31/28 74
126 U.S. Treasury Note .............................................. 1.13 2/15/31 103
155 U.S. Treasury Note .............................................. 1.13 2/29/28 138

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 145 U.S. Treasury Note .............................................. 1.13 10/31/26 $ 134
125 U.S. Treasury Note .............................................. 1.13 8/31/28 109
10 U.S. Treasury Note .............................................. 1.13 2/28/27 9
130 U.S. Treasury Note .............................................. 1.25 3/31/28 116
195 U.S. Treasury Note .............................................. 1.25 8/15/31 158
145 U.S. Treasury Note .............................................. 1.25 12/31/26 134
120 U.S. Treasury Note .............................................. 1.25 9/30/28 105
90 U.S. Treasury Note .............................................. 1.25 4/30/28 80
150 U.S. Treasury Note .............................................. 1.25 11/30/26 139
65 U.S. Treasury Note .............................................. 1.25 6/30/28 58
100 U.S. Treasury Note .............................................. 1.25 5/31/28 89
120 U.S. Treasury Note .............................................. 1.38 10/31/28 106
197 U.S. Treasury Note .............................................. 1.38 11/15/31 160
105 U.S. Treasury Note .............................................. 1.38 12/31/28 92
140 U.S. Treasury Note .............................................. 1.50 8/15/26 131
63 U.S. Treasury Note .............................................. 1.50 2/15/30 54
85 U.S. Treasury Note .............................................. 1.50 11/30/28 75
150 U.S. Treasury Note .............................................. 1.50 1/31/27 139
120 U.S. Treasury Note .............................................. 1.63 5/15/31 101
100 U.S. Treasury Note .............................................. 1.63 5/15/26 94
70 U.S. Treasury Note .............................................. 1.63 9/30/26 66
60 U.S. Treasury Note .............................................. 1.63 2/15/26 57
20 U.S. Treasury Note .............................................. 1.75 12/31/26 19
140 U.S. Treasury Note .............................................. 1.75 1/31/29 125
120 U.S. Treasury Note .............................................. 1.75 11/15/29 105
25 U.S. Treasury Note .............................................. 1.88 6/30/26 24
75 U.S. Treasury Note .............................................. 1.88 7/31/26 71
247 U.S. Treasury Note .............................................. 1.88 2/15/32 207
105 U.S. Treasury Note .............................................. 1.88 2/28/27 98
65 U.S. Treasury Note .............................................. 1.88 2/28/29 58
140 U.S. Treasury Note .............................................. 2.00 8/15/25 135
160 U.S. Treasury Note .............................................. 2.00 11/15/26 151
85 U.S. Treasury Note .............................................. 2.13 5/31/26 81
80 U.S. Treasury Note .............................................. 2.25 3/31/26 77
150 U.S. Treasury Note .............................................. 2.25 11/15/27 140
150 U.S. Treasury Note .............................................. 2.25 2/15/27 141
95 U.S. Treasury Note .............................................. 2.25 11/15/25 92
145 U.S. Treasury Note .............................................. 2.25 8/15/27 135
105 U.S. Treasury Note .............................................. 2.38 5/15/27 99
30 U.S. Treasury Note .............................................. 2.38 4/30/26 29
35 U.S. Treasury Note .............................................. 2.38 3/31/29 32
35 U.S. Treasury Note .............................................. 2.38 5/15/29 32
60 U.S. Treasury Note .............................................. 2.50 2/28/26 58
40 U.S. Treasury Note .............................................. 2.50 3/31/27 38
165 U.S. Treasury Note .............................................. 2.63 2/15/29 153
85 U.S. Treasury Note .............................................. 2.63 1/31/26 82
15 U.S. Treasury Note .............................................. 2.63 7/31/29 14
45 U.S. Treasury Note .............................................. 2.63 5/31/27 43
90 U.S. Treasury Note .............................................. 2.63 12/31/25 87
218 U.S. Treasury Note .............................................. 2.75 8/15/32 194
105 U.S. Treasury Note .............................................. 2.75 2/15/28 99
66 U.S. Treasury Note .............................................. 2.75 7/31/27 63
85 U.S. Treasury Note .............................................. 2.75 8/31/25 83
60 U.S. Treasury Note .............................................. 2.75 5/31/29 56
75 U.S. Treasury Note .............................................. 2.75 4/30/27 71
90 U.S. Treasury Note .............................................. 2.88 11/30/25 87
65 U.S. Treasury Note .............................................. 2.88 4/30/29 61
75 U.S. Treasury Note .............................................. 2.88 7/31/25 73
238 U.S. Treasury Note .............................................. 2.88 5/15/32 215

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 160 U.S. Treasury Note .............................................. 2.88 5/15/28 $ 151
125 U.S. Treasury Note .............................................. 2.88 8/15/28 118
30 U.S. Treasury Note .............................................. 3.00 7/15/25 29
85 U.S. Treasury Note .............................................. 3.00 10/31/25 83
85 U.S. Treasury Note .............................................. 3.00 9/30/25 83
140 U.S. Treasury Note .............................................. 3.13 11/15/28 133
60 U.S. Treasury Note .............................................. 3.13 8/15/25 59
65 U.S. Treasury Note .............................................. 3.13 8/31/27 62
55 U.S. Treasury Note .............................................. 3.13 8/31/29 52
70 U.S. Treasury Note .............................................. 3.25 6/30/27 68
60 U.S. Treasury Note .............................................. 3.25 6/30/29 57
195 U.S. Treasury Note .............................................. 3.38 5/15/33 181
90 U.S. Treasury Note .............................................. 3.50 1/31/28 87
170 U.S. Treasury Note .............................................. 3.50 2/15/33 159
70 U.S. Treasury Note .............................................. 3.50 1/31/30 67
70 U.S. Treasury Note .............................................. 3.50 4/30/30 67
85 U.S. Treasury Note .............................................. 3.50 9/15/25 83
85 U.S. Treasury Note .............................................. 3.50 4/30/28 82
80 U.S. Treasury Note .............................................. 3.63 5/15/26 78
90 U.S. Treasury Note .............................................. 3.63 5/31/28 87
90 U.S. Treasury Note .............................................. 3.63 3/31/28 87
70 U.S. Treasury Note .............................................. 3.63 3/31/30 67
80 U.S. Treasury Note .............................................. 3.75 12/31/30 77
80 U.S. Treasury Note .............................................. 3.75 4/15/26 79
70 U.S. Treasury Note .............................................. 3.75 6/30/30 68
70 U.S. Treasury Note .............................................. 3.75 5/31/30 68
115 U.S. Treasury Note .............................................. 3.75 12/31/28 112
75 U.S. Treasury Note .............................................. 3.88 9/30/29 73
90 U.S. Treasury Note .............................................. 3.88 11/30/27 88
80 U.S. Treasury Note .............................................. 3.88 1/15/26 79
75 U.S. Treasury Note .............................................. 3.88 11/30/29 73
90 U.S. Treasury Note .............................................. 3.88 12/31/27 88
75 U.S. Treasury Note .............................................. 3.88 12/31/29 73
220 U.S. Treasury Note .............................................. 3.88 8/15/33 212
210 U.S. Treasury Note .............................................. 4.00 2/15/34 204
105 U.S. Treasury Note .............................................. 4.00 10/31/29 103
45 U.S. Treasury Note .............................................. 4.00 7/31/30 44
40 U.S. Treasury Note .............................................. 4.00 2/29/28 39
70 U.S. Treasury Note .............................................. 4.00 2/28/30 69
80 U.S. Treasury Note .............................................. 4.00 2/15/26 79
80 U.S. Treasury Note .............................................. 4.00 1/31/31 78
45 U.S. Treasury Note .............................................. 4.00 1/15/27 44
85 U.S. Treasury Note .............................................. 4.00 12/15/25 84
120 U.S. Treasury Note .............................................. 4.00 1/31/29 118
85 U.S. Treasury Note .............................................. 4.00 6/30/28 84
142 U.S. Treasury Note .............................................. 4.13 11/15/32 140
85 U.S. Treasury Note .............................................. 4.13 7/31/28 84
105 U.S. Treasury Note .............................................. 4.13 2/15/27 104
90 U.S. Treasury Note .............................................. 4.13 9/30/27 89
130 U.S. Treasury Note .............................................. 4.13 3/31/29 129
70 U.S. Treasury Note .............................................. 4.13 8/31/30 69
80 U.S. Treasury Note .............................................. 4.13 3/31/31 79
90 U.S. Treasury Note .............................................. 4.13 10/31/27 89
80 U.S. Treasury Note .............................................. 4.13 6/15/26 79
130 U.S. Treasury Note .............................................. 4.25 6/30/29 129
105 U.S. Treasury Note .............................................. 4.25 3/15/27 104
80 U.S. Treasury Note .............................................. 4.25 6/30/31 80
115 U.S. Treasury Note .............................................. 4.25 1/31/26 114
125 U.S. Treasury Note .............................................. 4.25 2/28/29 124

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 85 U.S. Treasury Note .............................................. 4.25 10/15/25 $ 84
50 U.S. Treasury Note .............................................. 4.25 2/28/31 50
110 U.S. Treasury Note .............................................. 4.25 12/31/25 109
95 U.S. Treasury Note .............................................. 4.38 8/31/28 95
80 U.S. Treasury Note .............................................. 4.38 5/15/34 80
90 U.S. Treasury Note .............................................. 4.38 12/15/26 89
75 U.S. Treasury Note .............................................. 4.38 11/30/30 75
110 U.S. Treasury Note .............................................. 4.38 11/30/28 110
85 U.S. Treasury Note .............................................. 4.38 8/15/26 84
85 U.S. Treasury Note .............................................. 4.50 11/15/25 84
80 U.S. Treasury Note .............................................. 4.50 7/15/26 80
130 U.S. Treasury Note .............................................. 4.50 5/31/29 131
110 U.S. Treasury Note .............................................. 4.50 4/15/27 110
110 U.S. Treasury Note .............................................. 4.50 5/15/27 110
230 U.S. Treasury Note .............................................. 4.50 11/15/33 233
125 U.S. Treasury Note .............................................. 4.50 3/31/26 124
80 U.S. Treasury Note .............................................. 4.63 3/15/26 80
90 U.S. Treasury Note .............................................. 4.63 9/15/26 90
65 U.S. Treasury Note .............................................. 4.63 5/31/31 66
105 U.S. Treasury Note .............................................. 4.63 6/15/27 105
125 U.S. Treasury Note .............................................. 4.63 6/30/26 125
120 U.S. Treasury Note .............................................. 4.63 2/28/26 120
130 U.S. Treasury Note .............................................. 4.63 4/30/29 132
95 U.S. Treasury Note .............................................. 4.63 11/15/26 95
85 U.S. Treasury Note .............................................. 4.63 4/30/31 86
90 U.S. Treasury Note .............................................. 4.63 10/15/26 90
75 U.S. Treasury Note .............................................. 4.63 9/30/30 76
100 U.S. Treasury Note .............................................. 4.63 9/30/28 101
85 U.S. Treasury Note .............................................. 4.75 7/31/25 85
75 U.S. Treasury Note .............................................. 4.88 10/31/30 77
130 U.S. Treasury Note .............................................. 4.88 4/30/26 130
130 U.S. Treasury Note .............................................. 4.88 5/31/26 130
105 U.S. Treasury Note .............................................. 4.88 10/31/28 107
105 U.S. Treasury Note .............................................. 4.88 11/30/25 105
100 U.S. Treasury Note .............................................. 5.00 10/31/25 100
95 U.S. Treasury Note .............................................. 5.00 9/30/25 95
90 U.S. Treasury Note .............................................. 5.00 8/31/25 90
Total U.S. Treasury Obligations ................................... 21,429
Yankee Dollars — 1.51%
45 America Movil SAB de CV (Wireless Telecommunication Services)   ......... 6.13 11/15/37 48
185 Aptiv PLC/Aptiv Corp. (Specialty Retail), Callable 7/16/24 @ 100.00  ......... 2.40 2/18/25 181
30 BHP Billiton Finance USA Ltd. (Metals & Mining), Callable 6/8/33 @ 100.00  ... 5.25 9/8/33 30
64 British Telecommunications PLC (Diversified Telecommunication Services)   .... 9.63 12/15/30 78
170 Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25
@ 100.00  ................................................ 2.05 7/15/25 164
20 Canadian Pacific Railway Co. (Ground Transportation), Callable 6/2/51 @ 100.00  3.10 12/2/51 13
45 Canadian Pacific Railway Co. (Ground Transportation)   ................... 7.13 10/15/31 50
40 Deutsche Telekom International Finance BV (Diversified Telecommunication
Services)   ................................................ 8.75 6/15/30 46
80 Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/51 @ 100.00  ...... 3.40 8/1/51 54
75 Iberdrola International BV (Electric Utilities)   .......................... 5.81 3/15/25 75
80 Iberdrola International BV (Electric Utilities)   .......................... 6.75 7/15/36 89
45 Nutrien Ltd. (Chemicals), Callable 9/27/52 @ 100.00  ..................... 5.80 3/27/53 44
60 Orange SA (Diversified Telecommunication Services)   .................... 9.00 3/1/31 71
95 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/42 @
100.00  .................................................. 5.11 5/19/43 90
70 Shell International Finance BV (Oil, Gas & Consumable Fuels)   ............. 4.55 8/12/43 62

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2024.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Yankee Dollars (continued)
$ 35 Telefonica Emisiones SA (Diversified Telecommunication Services)   .......... 7.05 6/20/36 $ 38
70 The Toronto-Dominion Bank (Banks)   ............................... 3.20 3/10/32 60
25 Vodafone Group PLC (Wireless Telecommunication Services)   .............. 4.13 5/30/25 25
25 Vodafone Group PLC (Wireless Telecommunication Services)   .............. 6.15 2/27/37 27
Total Yankee Dollars ............................................ 1,245
Shares
Investment Companies — 51.50%
Domestic Fixed Income — 42.27%
598,331
Vanguard Intermediate-Term Treasury ETF ............................ 34,841
Money Market Funds — 9.23%
57,285
State Street Institutional Treasury Money Market Fund, Premier Class ......... 5.23(d) 57
7,556,584
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 5.20(d) 7,556
7,613
Total Investment Companies ...................................... 42,454
Total Investments (cost $90,697) — 105.43% ......................... 86,914
Liabilities in excess of other assets — (5.43)% ......................... (4,479)
Net Assets — 100.00% .......................................... $ 82,435
Amounts designated as "—" are $0 or have been rounded to $0.
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate disclosed is the rate in effect on June 30, 2024.
(b) Zero Coupon Security. Effective rate shown is as of June 30, 2024.
(c) Variable Rate Security. The rate disclosed is the rate in effect on June 30, 2024.
(d) Annualized 7-day yield as of period-end.
bps—Basis Points
ETF—Exchange-Traded Fund
H15T5Y—5 Year Treasury Constant Maturity Rate
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TBA
—
To Be Announced purchase or sale commitment. Security is subject to delayed delivery
TSFR3M
—
3 Month SOFR

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (concluded) — June 30, 2024
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
The Core Fixed Income Portfolio
Agincourt
Capital
Management,
LLC
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Asset Backed Securities .......................................................................................... — 0.18% — — 0.18%
Collateralized Mortgage Obligations ...................................................................... — 0.69% — — 0.69%
U.S. Government Agency Mortgages ..................................................................... — 11.35% — — 11.35%
U.S. Government Agency Securities ...................................................................... — 0.54% — — 0.54%
Corporate Bonds ..................................................................................................... 13.67% — — — 13.67%
U.S. Treasury Obligations ....................................................................................... — 25.99% — — 25.99%
Yankee Dollars ........................................................................................................ 1.51% — — — 1.51%
Investment Companies ............................................................................................ 0.07% 1.10% 42.77% 7.56% 51.5%
Other Assets (Liabilities) ........................................................................................ 0.19% -0.78% -0.01% -4.83% -5.43%
Total Net Assets ................................................................................................. 15.44% 39.07% 42.76% 2.73% 100.00%

HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments — June 30, 2024
142
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2024.
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Common Stock — 0.00%
1,740,900
ACC Claims Holding LLC (Financial Services) ^ (a) ...................... $ –
Total Common Stock ........................................... –
Investment Companies — 97.72%
Money Market Funds — 97.72%
1,177,000
Federated Hermes Treasury Obligations Fund, Institutional Shares^^ .......... 5.17(b) 1,177
201,255,059
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 5.20(b) 201,255
31,128 State Street Institutional U.S. Government Money Market Fund, Administrative
Class .................................................... 5.01(b) 31
Total Investment Companies ...................................... 202,463
Total Investments (cost $202,463) — 97.72% ......................... 202,463
Other assets in excess of liabilities — 2.28% .......................... 4,729
Net Assets — 100.00% .......................................... $ 207,192
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of June 30, 2024.
^^ Purchased with cash collateral held from securities lending.
(a)
(b)
Escrow security due to bankruptcy..
Annualized 7-day yield as of period-end.
The Corporate Opportunities Portfolio
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Common Stock — 0.00% 0.00%
Investment Companies ............................................................................................................................................. 97.13% 0.59% 97.72%
Other Assets (Liabilities) ......................................................................................................................................... 2.83% -0.55% 2.28%
Total Net Assets 99.96% 0.04% 100.00%

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments (concluded) — June 30, 2024
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
5 Year US Treasury Note Future .............................. 1,164 9/30/24 $ 124,057 $ 549
E-Mini S&P 500 Future .................................... 299 9/20/24 82,546 278
$ 206,603 $ 827
Total Unrealized Appreciation ..................... $ 827
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 827
*
Cash has been pledged as collateral for futures contracts held by the Portfolio.
Centrally Cleared Swap Agreements(a)
Credit Default Swap Agreements - Buy Protection
Underlying
Instrument
Payment
Frequency
Fixed
Deal
Pay
Rate
(%)
Maturity
Date
Implied
Credit
Spread at
June 30,
2024 (%)
(b)
Notional
Amount(000)(c)
Value
(000)
Premiums
Paid/
(Received)
(000)
Unrealized
Appreciation/
(Depreciation)
(000)
CDX High Yield
Index Swap
Agreement,
Series 42
Daily 5.00 6/20/2029
3.45 $ 1,000 $ (6 2 ) $ (73) $ 11
$ (6 2 ) $ (73) $ 11
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative.
The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments — June 30, 2024
144
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Securities — 0.97%
$ 200 Fannie Mae ................................................... 0.38 8/25/25 $ 189
400 Fannie Mae ................................................... 0.50 11/7/25 377
350 Fannie Mae ................................................... 0.75 10/8/27 310
200 Fannie Mae ................................................... 0.88 8/5/30 162
100 Fannie Mae, Callable 9/18/24 @ 100.00 ............................... 0.88 12/18/26 91
100 Fannie Mae ................................................... 1.88 9/24/26 94
150 Fannie Mae ................................................... 2.13 4/24/26 143
95 Fannie Mae ................................................... 6.25 5/15/29 103
160 Fannie Mae ................................................... 6.63 11/15/30 178
180 Fannie Mae ................................................... 7.25 5/15/30 205
250 Federal Farm Credit Banks Funding Corp., Callable 7/10/24 @ 100.00 ......... 1.00 10/7/26 230
75 Federal Farm Credit Banks Funding Corp., Callable 7/10/24 @ 100.00 ......... 1.24 12/23/30 61
468 Federal Farm Credit Banks Funding Corp., Callable 7/10/24 @ 100.00 ......... 1.55 7/26/30 392
200 Federal Farm Credit Banks Funding Corp. ............................. 4.38 6/23/26 198
300 Federal Farm Credit Banks Funding Corp. ............................. 4.38 7/6/26 298
100 Federal Farm Credit Banks Funding Corp. ............................. 4.50 8/14/26 100
200 Federal Farm Credit Banks Funding Corp. ............................. 4.75 5/28/26 200
500 Federal Farm Credit Banks Funding Corp., Callable 7/10/24 @ 100.00 ......... 5.94 1/2/36 498
300 Federal Home Loan Bank ......................................... 0.38 9/4/25 284
70 Federal Home Loan Bank, Series 4, Callable 7/27/24 @ 100.00 .............. 1.00 7/27/26 65
100 Federal Home Loan Bank ......................................... 1.25 12/21/26 92
300 Federal Home Loan Bank ......................................... 3.25 6/9/28 287
800 Federal Home Loan Bank, Series 2, Callable 8/28/24 @ 100.00 .............. 4.00 8/28/25 788
300 Federal Home Loan Bank ......................................... 4.00 6/30/28 295
200 Federal Home Loan Bank ......................................... 4.38 6/12/26 199
500 Federal Home Loan Bank ......................................... 4.63 11/17/26 500
165 Federal Home Loan Bank ......................................... 5.50 7/15/36 178
100 Federal Home Loan Banks ........................................ 4.75 4/9/27 100
100 Freddie Mac, Series 1 ............................................ 0.00(a) 11/15/38 50
500 Freddie Mac .................................................. 0.38 9/23/25 472
650 Freddie Mac .................................................. 0.38 7/21/25 617
400 Freddie Mac, Callable 7/27/24 @ 100.00 .............................. 0.80 10/27/26 365
27 Freddie Mac, Callable 8/28/24 @ 100.00 .............................. 4.20 8/28/25 27
300 Freddie Mac, Callable 11/21/24 @ 100.00 ............................. 5.50 2/21/29 299
250 Freddie Mac .................................................. 6.25 7/15/32 278
180 Freddie Mac .................................................. 6.75 3/15/31 203
85 Tennessee Valley Authority ........................................ 5.25 9/15/39 88
200 Tennessee Valley Authority ........................................ 5.38 4/1/56 210
100 Tennessee Valley Authority ........................................ 5.88 4/1/36 110
140 Tennessee Valley Authority ........................................ 6.15 1/15/38 157
Total U.S. Government Agency Securities ............................ 9,493
U.S. Treasury Obligations — 46.27%
2,625 U.S. Treasury Bond ............................................. 1.13 8/15/40 1,598
1,785 U.S. Treasury Bond ............................................. 1.13 5/15/40 1,097
1,300 U.S. Treasury Bond ............................................. 1.25 5/15/50 644
1,965 U.S. Treasury Bond ............................................. 1.38 11/15/40 1,239
3,080 U.S. Treasury Bond ............................................. 1.38 8/15/50 1,576
2,070 U.S. Treasury Bond ............................................. 1.63 11/15/50 1,133
2,625 U.S. Treasury Bond ............................................. 1.75 8/15/41 1,733
2,695 U.S. Treasury Bond ............................................. 1.88 2/15/51 1,573
2,140 U.S. Treasury Bond ............................................. 1.88 2/15/41 1,464
2,215 U.S. Treasury Bond ............................................. 1.88 11/15/51 1,285
4,335 U.S. Treasury Bond ............................................. 2.00 8/15/51 2,604
3,320 U.S. Treasury Bond ............................................. 2.00 11/15/41 2,279
1,020 U.S. Treasury Bond ............................................. 2.00 2/15/50 619
1,260 U.S. Treasury Bond ............................................. 2.25 8/15/46 839
750 U.S. Treasury Bond ............................................. 2.25 8/15/49 485

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 3,010 U.S. Treasury Bond ............................................. 2.25 2/15/52 $ 1,917
1,750 U.S. Treasury Bond ............................................. 2.25 5/15/41 1,266
3,860 U.S. Treasury Bond ............................................. 2.38 5/15/51 2,542
3,000 U.S. Treasury Bond ............................................. 2.38 11/15/49 1,992
1,880 U.S. Treasury Bond ............................................. 2.38 2/15/42 1,368
800 U.S. Treasury Bond ............................................. 2.50 5/15/46 562
2,510 U.S. Treasury Bond ............................................. 2.50 2/15/45 1,790
1,135 U.S. Treasury Bond ............................................. 2.50 2/15/46 799
1,995 U.S. Treasury Bond ............................................. 2.75 11/15/42 1,528
1,110 U.S. Treasury Bond ............................................. 2.75 8/15/47 809
450 U.S. Treasury Bond ............................................. 2.75 8/15/42 346
2,320 U.S. Treasury Bond ............................................. 2.75 11/15/47 1,687
2,000 U.S. Treasury Bond ............................................. 2.88 5/15/49 1,477
880 U.S. Treasury Bond ............................................. 2.88 8/15/45 668
2,095 U.S. Treasury Bond ............................................. 2.88 5/15/52 1,535
955 U.S. Treasury Bond ............................................. 2.88 11/15/46 717
831 U.S. Treasury Bond ............................................. 2.88 5/15/43 645
1,770 U.S. Treasury Bond ............................................. 3.00 8/15/52 1,331
1,855 U.S. Treasury Bond ............................................. 3.00 11/15/44 1,448
1,075 U.S. Treasury Bond ............................................. 3.00 5/15/47 822
440 U.S. Treasury Bond ............................................. 3.00 2/15/47 337
1,010 U.S. Treasury Bond ............................................. 3.00 5/15/45 785
1,645 U.S. Treasury Bond ............................................. 3.00 2/15/49 1,246
1,370 U.S. Treasury Bond ............................................. 3.00 2/15/48 1,042
1,125 U.S. Treasury Bond ............................................. 3.00 5/15/42 903
1,460 U.S. Treasury Bond ............................................. 3.00 8/15/48 1,108
1,000 U.S. Treasury Bond ............................................. 3.13 2/15/42 821
1,000 U.S. Treasury Bond ............................................. 3.13 11/15/41 823
1,177 U.S. Treasury Bond ............................................. 3.13 2/15/43 953
1,030 U.S. Treasury Bond ............................................. 3.13 5/15/48 801
1,405 U.S. Treasury Bond ............................................. 3.13 8/15/44 1,122
850 U.S. Treasury Bond ............................................. 3.25 5/15/42 707
1,695 U.S. Treasury Bond ............................................. 3.38 5/15/44 1,412
1,315 U.S. Treasury Bond ............................................. 3.38 8/15/42 1,111
2,400 U.S. Treasury Bond ............................................. 3.38 11/15/48 1,949
3,605 U.S. Treasury Bond ............................................. 3.63 5/15/53 3,068
1,470 U.S. Treasury Bond ............................................. 3.63 8/15/43 1,277
2,100 U.S. Treasury Bond ............................................. 3.63 2/15/53 1,786
2,205 U.S. Treasury Bond ............................................. 3.63 2/15/44 1,909
1,220 U.S. Treasury Bond ............................................. 3.75 11/15/43 1,078
225 U.S. Treasury Bond ............................................. 3.88 8/15/40 209
150 U.S. Treasury Bond ............................................. 3.88 5/15/43 135
875 U.S. Treasury Bond ............................................. 3.88 2/15/43 791
925 U.S. Treasury Bond ............................................. 4.00 11/15/52 843
3,015 U.S. Treasury Bond ............................................. 4.13 8/15/53 2,808
3,105 U.S. Treasury Bond ............................................. 4.25 2/15/54 2,957
80 U.S. Treasury Bond ............................................. 4.25 5/15/39 78
550 U.S. Treasury Bond ............................................. 4.25 11/15/40 533
530 U.S. Treasury Bond ............................................. 4.38 2/15/38 529
163 U.S. Treasury Bond ............................................. 4.38 5/15/40 161
551 U.S. Treasury Bond ............................................. 4.38 5/15/41 540
855 U.S. Treasury Bond ............................................. 4.38 11/15/39 845
255 U.S. Treasury Bond ............................................. 4.50 5/15/38 257
25 U.S. Treasury Bond ............................................. 4.50 2/15/36 25
1,150 U.S. Treasury Bond ............................................. 4.50 8/15/39 1,153
650 U.S. Treasury Bond ............................................. 4.50 2/15/44 638
410 U.S. Treasury Bond ............................................. 4.63 5/15/54 416
673 U.S. Treasury Bond ............................................. 4.63 2/15/40 683
520 U.S. Treasury Bond ............................................. 4.75 2/15/37 539

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 1,750 U.S. Treasury Bond ............................................. 4.75 11/15/43 $ 1,774
2,725 U.S. Treasury Bond ............................................. 4.75 11/15/53 2,817
1,500 U.S. Treasury Bond ............................................. 4.75 2/15/41 1,540
235 U.S. Treasury Bond ............................................. 5.00 5/15/37 249
425 U.S. Treasury Bond ............................................. 5.25 2/15/29 441
282 U.S. Treasury Bond ............................................. 5.25 11/15/28 291
215 U.S. Treasury Bond ............................................. 5.38 2/15/31 228
400 U.S. Treasury Bond ............................................. 5.50 8/15/28 417
995 U.S. Treasury Bond ............................................. 6.00 2/15/26 1,012
265 U.S. Treasury Bond ............................................. 6.13 11/15/27 278
280 U.S. Treasury Bond ............................................. 6.13 8/15/29 302
1,090 U.S. Treasury Bond ............................................. 6.25 5/15/30 1,195
100 U.S. Treasury Bond ............................................. 6.38 8/15/27 105
3 U.S. Treasury Bond ............................................. 6.50 11/15/26 3
1,000 U.S. Treasury Bond ............................................. 6.63 2/15/27 1,051
200 U.S. Treasury Bond ............................................. 6.75 8/15/26 208
600 U.S. Treasury Bond ............................................. 6.88 8/15/25 612
3,105 U.S. Treasury Note .............................................. 0.25 8/31/25 2,937
1,930 U.S. Treasury Note .............................................. 0.25 7/31/25 1,833
1,880 U.S. Treasury Note .............................................. 0.25 10/31/25 1,766
1,000 U.S. Treasury Note .............................................. 0.25 9/30/25 943
3,110 U.S. Treasury Note .............................................. 0.38 1/31/26 2,898
3,415 U.S. Treasury Note .............................................. 0.38 9/30/27 2,995
2,075 U.S. Treasury Note .............................................. 0.38 7/31/27 1,830
2,920 U.S. Treasury Note .............................................. 0.38 12/31/25 2,730
2,200 U.S. Treasury Note .............................................. 0.38 11/30/25 2,064
2,590 U.S. Treasury Note .............................................. 0.50 8/31/27 2,286
70 U.S. Treasury Note .............................................. 0.50 6/30/27 62
1,940 U.S. Treasury Note .............................................. 0.50 4/30/27 1,734
3,675 U.S. Treasury Note .............................................. 0.50 2/28/26 3,421
465 U.S. Treasury Note .............................................. 0.50 5/31/27 414
2,425 U.S. Treasury Note .............................................. 0.50 10/31/27 2,129
3,895 U.S. Treasury Note .............................................. 0.63 8/15/30 3,121
2,800 U.S. Treasury Note .............................................. 0.63 12/31/27 2,454
2,720 U.S. Treasury Note .............................................. 0.63 5/15/30 2,198
635 U.S. Treasury Note .............................................. 0.63 7/31/26 584
2,885 U.S. Treasury Note .............................................. 0.63 11/30/27 2,536
690 U.S. Treasury Note .............................................. 0.63 3/31/27 621
2,890 U.S. Treasury Note .............................................. 0.75 3/31/26 2,695
4,025 U.S. Treasury Note .............................................. 0.75 1/31/28 3,533
2,460 U.S. Treasury Note .............................................. 0.75 4/30/26 2,287
2,990 U.S. Treasury Note .............................................. 0.75 5/31/26 2,773
1,845 U.S. Treasury Note .............................................. 0.75 8/31/26 1,697
2,640 U.S. Treasury Note .............................................. 0.88 6/30/26 2,449
5,330 U.S. Treasury Note .............................................. 0.88 11/15/30 4,311
1,615 U.S. Treasury Note .............................................. 0.88 9/30/26 1,486
3,365 U.S. Treasury Note .............................................. 1.00 7/31/28 2,939
4,995 U.S. Treasury Note .............................................. 1.13 2/15/31 4,084
1,840 U.S. Treasury Note .............................................. 1.13 2/28/27 1,682
2,825 U.S. Treasury Note .............................................. 1.13 10/31/26 2,607
2,465 U.S. Treasury Note .............................................. 1.13 2/29/28 2,190
3,635 U.S. Treasury Note .............................................. 1.13 8/31/28 3,184
2,460 U.S. Treasury Note .............................................. 1.25 3/31/28 2,191
3,515 U.S. Treasury Note .............................................. 1.25 6/30/28 3,110
5,270 U.S. Treasury Note .............................................. 1.25 8/15/31 4,277
1,850 U.S. Treasury Note .............................................. 1.25 12/31/26 1,705
3,390 U.S. Treasury Note .............................................. 1.25 5/31/28 3,005
3,510 U.S. Treasury Note .............................................. 1.25 4/30/28 3,118
3,195 U.S. Treasury Note .............................................. 1.25 11/30/26 2,951

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 3,990 U.S. Treasury Note .............................................. 1.25 9/30/28 $ 3,506
3,400 U.S. Treasury Note .............................................. 1.38 10/31/28 2,998
3,650 U.S. Treasury Note .............................................. 1.38 12/31/28 3,205
5,500 U.S. Treasury Note .............................................. 1.38 11/15/31 4,473
450 U.S. Treasury Note .............................................. 1.38 8/31/26 419
4,705 U.S. Treasury Note .............................................. 1.50 1/31/27 4,354
2,645 U.S. Treasury Note .............................................. 1.50 2/15/30 2,271
1,000 U.S. Treasury Note .............................................. 1.50 8/15/26 936
3,410 U.S. Treasury Note .............................................. 1.50 11/30/28 3,018
2,060 U.S. Treasury Note .............................................. 1.63 8/15/29 1,805
600 U.S. Treasury Note .............................................. 1.63 9/30/26 562
5,675 U.S. Treasury Note .............................................. 1.63 5/15/31 4,763
3,400 U.S. Treasury Note .............................................. 1.63 2/15/26 3,229
945 U.S. Treasury Note .............................................. 1.63 11/30/26 881
3,235 U.S. Treasury Note .............................................. 1.63 5/15/26 3,054
1,000 U.S. Treasury Note .............................................. 1.63 10/31/26 934
1,100 U.S. Treasury Note .............................................. 1.75 12/31/26 1,027
2,390 U.S. Treasury Note .............................................. 1.75 11/15/29 2,099
3,505 U.S. Treasury Note .............................................. 1.75 1/31/29 3,125
1,965 U.S. Treasury Note .............................................. 1.88 2/28/29 1,759
4,600 U.S. Treasury Note .............................................. 1.88 2/15/32 3,861
3,435 U.S. Treasury Note .............................................. 1.88 2/28/27 3,204
1,390 U.S. Treasury Note .............................................. 1.88 7/31/26 1,312
410 U.S. Treasury Note .............................................. 1.88 6/30/26 388
2,575 U.S. Treasury Note .............................................. 2.00 8/15/25 2,489
2,885 U.S. Treasury Note .............................................. 2.00 11/15/26 2,715
1,430 U.S. Treasury Note .............................................. 2.13 5/31/26 1,362
2,000 U.S. Treasury Note .............................................. 2.25 3/31/26 1,915
1,785 U.S. Treasury Note .............................................. 2.25 2/15/27 1,683
1,775 U.S. Treasury Note .............................................. 2.25 11/15/27 1,651
2,375 U.S. Treasury Note .............................................. 2.25 11/15/25 2,290
2,575 U.S. Treasury Note .............................................. 2.25 8/15/27 2,406
2,510 U.S. Treasury Note .............................................. 2.38 5/15/27 2,364
3,320 U.S. Treasury Note .............................................. 2.38 5/15/29 3,032
2,400 U.S. Treasury Note .............................................. 2.38 3/31/29 2,195
1,080 U.S. Treasury Note .............................................. 2.38 4/30/26 1,035
2,000 U.S. Treasury Note .............................................. 2.50 3/31/27 1,896
2,000 U.S. Treasury Note .............................................. 2.50 2/28/26 1,925
3,500 U.S. Treasury Note .............................................. 2.63 5/31/27 3,320
2,065 U.S. Treasury Note .............................................. 2.63 7/31/29 1,903
1,205 U.S. Treasury Note .............................................. 2.63 12/31/25 1,165
3,745 U.S. Treasury Note .............................................. 2.63 2/15/29 3,472
1,305 U.S. Treasury Note .............................................. 2.63 1/31/26 1,260
2,825 U.S. Treasury Note .............................................. 2.75 2/15/28 2,663
4,160 U.S. Treasury Note .............................................. 2.75 8/15/32 3,702
1,000 U.S. Treasury Note .............................................. 2.75 7/31/27 950
1,280 U.S. Treasury Note .............................................. 2.75 8/31/25 1,247
2,655 U.S. Treasury Note .............................................. 2.75 5/31/29 2,467
1,500 U.S. Treasury Note .............................................. 2.75 4/30/27 1,429
3,000 U.S. Treasury Note .............................................. 2.88 4/30/29 2,805
1,800 U.S. Treasury Note .............................................. 2.88 11/30/25 1,749
3,380 U.S. Treasury Note .............................................. 2.88 8/15/28 3,184
2,995 U.S. Treasury Note .............................................. 2.88 5/15/28 2,829
3,610 U.S. Treasury Note .............................................. 2.88 5/15/32 3,252
540 U.S. Treasury Note .............................................. 2.88 7/31/25 528
2,905 U.S. Treasury Note .............................................. 2.88 6/15/25 2,843
1,415 U.S. Treasury Note .............................................. 3.00 9/30/25 1,380
880 U.S. Treasury Note .............................................. 3.00 10/31/25 857
935 U.S. Treasury Note .............................................. 3.00 7/15/25 915

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 2,000 U.S. Treasury Note .............................................. 3.13 8/31/29 $ 1,886
3,430 U.S. Treasury Note .............................................. 3.13 11/15/28 3,256
1,930 U.S. Treasury Note .............................................. 3.13 8/15/25 1,889
2,700 U.S. Treasury Note .............................................. 3.25 6/30/29 2,565
2,200 U.S. Treasury Note .............................................. 3.25 6/30/27 2,123
4,400 U.S. Treasury Note .............................................. 3.38 5/15/33 4,078
2,200 U.S. Treasury Note .............................................. 3.50 1/31/28 2,131
1,905 U.S. Treasury Note .............................................. 3.50 9/15/25 1,870
1,245 U.S. Treasury Note .............................................. 3.50 1/31/30 1,192
5,000 U.S. Treasury Note .............................................. 3.50 2/15/33 4,686
400 U.S. Treasury Note .............................................. 3.63 3/31/30 385
2,680 U.S. Treasury Note .............................................. 3.63 5/15/26 2,625
2,175 U.S. Treasury Note .............................................. 3.75 5/31/30 2,107
1,545 U.S. Treasury Note .............................................. 3.75 4/15/26 1,517
2,500 U.S. Treasury Note .............................................. 3.75 12/31/28 2,437
2,345 U.S. Treasury Note .............................................. 3.75 12/31/30 2,265
1,325 U.S. Treasury Note .............................................. 3.88 12/31/29 1,294
1,400 U.S. Treasury Note .............................................. 3.88 9/30/29 1,368
1,765 U.S. Treasury Note .............................................. 3.88 11/30/29 1,724
2,490 U.S. Treasury Note .............................................. 3.88 1/15/26 2,453
4,205 U.S. Treasury Note .............................................. 3.88 8/15/33 4,046
1,000 U.S. Treasury Note .............................................. 4.00 2/29/28 985
2,050 U.S. Treasury Note .............................................. 4.00 1/15/27 2,020
1,750 U.S. Treasury Note .............................................. 4.00 10/31/29 1,720
4,900 U.S. Treasury Note .............................................. 4.00 2/15/34 4,758
1,950 U.S. Treasury Note .............................................. 4.00 1/31/29 1,920
1,985 U.S. Treasury Note .............................................. 4.00 1/31/31 1,945
1,725 U.S. Treasury Note .............................................. 4.00 12/15/25 1,703
1,500 U.S. Treasury Note .............................................. 4.00 2/28/30 1,473
2,400 U.S. Treasury Note .............................................. 4.00 2/15/26 2,367
1,580 U.S. Treasury Note .............................................. 4.13 6/15/26 1,562
2,230 U.S. Treasury Note .............................................. 4.13 2/15/27 2,205
1,700 U.S. Treasury Note .............................................. 4.13 3/31/29 1,683
3,720 U.S. Treasury Note .............................................. 4.13 11/15/32 3,658
840 U.S. Treasury Note .............................................. 4.13 3/31/31 829
250 U.S. Treasury Note .............................................. 4.25 5/31/25 248
1,835 U.S. Treasury Note .............................................. 4.25 10/15/25 1,818
2,750 U.S. Treasury Note .............................................. 4.25 2/28/29 2,738
1,675 U.S. Treasury Note .............................................. 4.25 2/28/31 1,665
2,000 U.S. Treasury Note .............................................. 4.25 12/31/25 1,981
2,280 U.S. Treasury Note .............................................. 4.25 3/15/27 2,262
1,770 U.S. Treasury Note .............................................. 4.38 5/15/34 1,771
1,670 U.S. Treasury Note .............................................. 4.38 8/15/26 1,659
1,950 U.S. Treasury Note .............................................. 4.38 12/15/26 1,939
2,220 U.S. Treasury Note .............................................. 4.38 11/30/30 2,222
4,815 U.S. Treasury Note .............................................. 4.50 11/15/33 4,859
1,590 U.S. Treasury Note .............................................. 4.50 7/15/26 1,583
2,375 U.S. Treasury Note .............................................. 4.50 5/15/27 2,372
2,320 U.S. Treasury Note .............................................. 4.50 4/15/27 2,317
1,765 U.S. Treasury Note .............................................. 4.50 11/15/25 1,754
315 U.S. Treasury Note .............................................. 4.63 4/30/31 320
2,750 U.S. Treasury Note .............................................. 4.63 2/28/26 2,740
2,265 U.S. Treasury Note .............................................. 4.63 6/15/27 2,272
1,555 U.S. Treasury Note .............................................. 4.63 3/15/26 1,550
1,805 U.S. Treasury Note .............................................. 4.63 10/15/26 1,803
1,945 U.S. Treasury Note .............................................. 4.63 11/15/26 1,944
3,100 U.S. Treasury Note .............................................. 4.63 4/30/29 3,136
1,750 U.S. Treasury Note .............................................. 4.63 9/15/26 1,748
1,980 U.S. Treasury Note .............................................. 4.63 5/31/31 2,012

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2024.
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 340 U.S. Treasury Note .............................................. 4.88 10/31/30 $ 350
2,000 U.S. Treasury Note .............................................. 4.88 4/30/26 2,003
475 U.S. Treasury Note .............................................. 4.88 11/30/25 474
Total U.S. Treasury Obligations ................................... 454,474
Shares
Investment Companies — 52.00%
Domestic Fixed Income — 49.20%
6,531,963
Vanguard Intermediate-Term Treasury ETF ............................ 380,357
1,773,950
Vanguard Short-Term Treasury ETF .................................. 102,871
483,228
Money Market Funds — 2.80%
27,524,841
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 5.20(b) 27,525
Total Investment Companies ...................................... 510,753
Total Investments (cost $1,001,884) — 99.24% ........................ 974,720
Other assets in excess of liabilities — 0.76% .......................... 7,443
Net Assets — 100.00% .......................................... $ 982,163
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Zero Coupon Security. Effective rate shown is as of June 30, 2024.
(b) Annualized 7-day yield as of period-end.
ETF—Exchange-Traded Fund
The U.S. Government Fixed Income Securities Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
U.S. Government Agency Securities ....................................................................................................................... 0.97% — 0.97%
U.S. Treasury Obligations ........................................................................................................................................ 46.27% — 46.27%
Investment Company ............................................................................................................................................... — 52.00% 52.00%
Other Assets (Liabilities) ........................................................................................................................................ 0.42% 0.34% 0.76%
Total Net Assets .................................................................................................................................................. 47.66% 52.34% 100.00%

See accompanying notes to financial statements.
HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — June 30, 2024
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
10 Year US Treasury Note Future ............................. 1,189 9/19/24 $ 130,772 $ 769
$ 130,772 $ 769
Total Unrealized Appreciation ..................... $ 769
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 769
* Cash has been pledged as collateral for futures contracts held by the Portfolio.
Options on Futures Contracts
Exchange-traded options on futures contacts written as of June 30, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
10 Year US Treasury Note Future Option ...... Put 150 $ 15,900 $ 106.00 8/23/24 $ (16)
10 Year US Treasury Note Future Option ...... Put 200 21,600 108.00 8/23/24 (72)
10 Year US Treasury Note Future Option ...... Put 150 15,975 106.50 8/23/24 (23)
10 Year US Treasury Note Future Option ...... Put 100 10,750 107.50 8/23/24 (27)
10 Year US Treasury Note Future Option ...... Put 150 16,050 107.00 9/20/24 (47)
10 Year US Treasury Note Future Option ...... Put 150 16,125 107.50 9/20/24 (59)
$ (244)

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments — June 30, 2024
151
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds — 70.82%
$ 2,694 AbbVie, Inc. (Biotechnology)   ..................................... 4.40 11/6/42 $ 2,352
140 AbbVie, Inc. (Biotechnology), Callable 9/15/63 @ 100.00  ................. 5.50 3/15/64 138
782 Air Products and Chemicals, Inc. (Chemicals), Callable 11/15/39 @ 100.00  ..... 2.70 5/15/40 558
615 Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00  ..... 3.70 12/1/47 455
1,600 Amgen, Inc. (Biotechnology), Callable 2/1/25 @ 100.00  .................. 3.13 5/1/25 1,568
1,435 Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00  .................. 3.15 2/21/40 1,064
1,110 Amgen, Inc. (Biotechnology), Callable 12/15/50 @ 100.00  ................. 4.66 6/15/51 947
1,790 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages),
Callable 8/1/45 @ 100.00  .................................... 4.90 2/1/46 1,644
940 Anheuser-Busch InBev Worldwide, Inc. (Beverages)   ..................... 4.95 1/15/42 879
2,775 Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @
100.00  .................................................. 4.65 2/23/46 2,557
1,065 AT&T, Inc. (Diversified Telecommunication Services), Callable 11/1/31 @ 100.00  2.25 2/1/32 862
2,519 AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00  3.55 9/15/55 1,695
875 AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00  . 4.55 3/9/49 733
255 Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00  ............. 4.13 10/15/44 211
1,145 Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00  ............. 4.15 1/15/43 966
5,805 Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00  ................ 2.69 (SOFR + 132
bps)(a) 4/22/32 4,883
5,225 Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00  ........... 3.97 (TSFR3M + 147
bps)(a) 2/7/30 4,957
765 Berkshire Hathaway Energy Co. (Oil, Gas & Consumable Fuels), Callable 8/1/44 @
100.00  .................................................. 4.50 2/1/45 669
1,000 BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels), Callable 8/24/49
@ 100.00  ................................................ 3.00 2/24/50 652
1,735 Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00  ....... 4.25 10/26/49 1,409
2,500 Brown & Brown, Inc. (Insurance), Callable 12/17/31 @ 100.00  ............. 4.20 3/17/32 2,277
1,705 Bunge Ltd. Finance Corp. (Consumer Staples Distribution & Retail), Callable
2/14/31 @ 100.00  .......................................... 2.75 5/14/31 1,457
700 Bunge Ltd. Finance Corp. (Consumer Staples Distribution & Retail), Callable
5/15/26 @ 100.00  .......................................... 3.25 8/15/26 670
500 Capital One Financial Corp. (Consumer Finance), Callable 11/2/31 @ 100.00  ... 2.62 (SOFR + 127
bps)(a) 11/2/32 405
2,300 Capital One Financial Corp. (Consumer Finance), Callable 2/1/28 @ 100.00  .... 5.47 (SOFR + 208
bps)(a) 2/1/29 2,279
1,610 Carlisle Cos., Inc. (Building Products), Callable 12/1/31 @ 100.00  ........... 2.20 3/1/32 1,286
3,320 Charter Communications Operating LLC/Charter Communications Operating Capital
(Media), Callable 1/1/31 @ 100.00  .............................. 2.80 4/1/31 2,714
800 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 1/31/27 @
101.63  .................................................. 3.25 1/31/32 682
200 Citigroup, Inc. (Banks), Callable 4/8/25 @ 100.00  ....................... 3.11 (SOFR + 284
bps)(a) 4/8/26 196
2,885 Citigroup, Inc. (Banks), Callable 3/17/32 @ 100.00  ...................... 3.79 (SOFR + 194
bps)(a) 3/17/33 2,570
3,650 Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00  ...................... 4.41 (SOFR + 391
bps)(a) 3/31/31 3,467
1,244 Collins Aerospace (Aerospace & Defense), Callable 12/15/26 @ 100.00  ....... 3.50 3/15/27 1,175
770 Comcast Corp. (Media), Callable 5/1/49 @ 100.00  ....................... 4.00 11/1/49 599
295 Comcast Corp. (Media)   .......................................... 4.65 7/15/42 263
2,185 Comcast Corp. (Media)   .......................................... 4.75 3/1/44 1,964
860 Consolidated Edison Co. of New York, Inc. (Electric Utilities), Callable 9/15/43 @
100.00  .................................................. 4.45 3/15/44 732
175 Consolidated Edison Co. of New York, Inc., Series 2008-B (Electric Utilities)   ... 6.75 4/1/38 195
1,970 Constellation Brands, Inc. (Beverages), Callable 2/1/33 @ 100.00  ............ 4.90 5/1/33 1,897
2,050 CSX Corp. (Ground Transportation)   ................................. 6.22 4/30/40 2,191
2,130 CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00  4.78 3/25/38 1,900
1,130 CVS Health Corp. (Health Care Providers & Services), Callable 1/20/45 @ 100.00  5.13 7/20/45 991
205 CVS Health Corp. (Health Care Providers & Services), Callable 12/1/62 @ 100.00  6.00 6/1/63 195

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 1,105 Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals),
Callable 8/1/26 @ 100.00  .................................... 4.90 10/1/26 $ 1,092
1,040 Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals),
Callable 1/15/34 @ 100.00  .................................... 5.40 4/15/34 1,024
100 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 11/15/41 @ 100.00  4.75 5/15/42 83
1,265 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00  . 5.60 7/15/41 1,169
315 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/15/25 @ 100.00  . 5.85 12/15/25 316
2,325 Digital Realty Trust LP (Specialized REITs), Callable 4/15/28 @ 100.00  ....... 4.45 7/15/28 2,251
530 DTE Energy Co. (Multi-Utilities), Callable 3/1/34 @ 100.00  ............... 5.85 6/1/34 536
365 Duke Energy Corp. (Electric Utilities), Callable 2/15/52 @ 100.00  ........... 5.00 8/15/52 320
2,840 EIDP, Inc. (Chemicals), Callable 6/15/25 @ 100.00  ...................... 1.70 7/15/25 2,734
600 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.63 5/15/42 527
735 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.65 1/15/43 636
1,625 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00  . 4.95 1/15/43 1,372
1,890 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 2/1/26 @ 103.69  .. 7.38 2/1/31 1,973
1,767 Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable
9/15/43 @ 100.00  .......................................... 4.85 3/15/44 1,576
1,760 FedEx Corp. Pass Through Trust, Series 2020-1, Class - AA (Air Freight &
Logistics)   ............................................... 1.88 2/20/34 1,461
990 Fiserv, Inc. (Financial Services), Callable 12/2/32 @ 100.00  ................ 5.60 3/2/33 996
1,990 Ford Motor Co. (Automobiles), Callable 11/12/31 @ 100.00  ................ 3.25 2/12/32 1,646
3,000 Ford Motor Credit Co. LLC (Financial Services)   ........................ 4.13 8/4/25 2,944
780 General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00  .............. 6.13 10/1/25 784
1,815 General Motors Financial Co., Inc. (Specialty Retail), Callable 1/26/25 @ 100.00  . 2.90 2/26/25 1,780
2,475 General Motors Financial Co., Inc. (Specialty Retail), Callable 2/6/30 @ 100.00  . 5.85 4/6/30 2,494
1,165 Georgia Power Co. (Electric Utilities)   ............................... 4.30 3/15/42 983
1,150 Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00  ............ 4.50 2/1/45 989
2,785 HCA, Inc. (Health Care Providers & Services)   ......................... 5.38 2/1/25 2,775
1,235 HCA, Inc. (Health Care Providers & Services), Callable 3/1/33 @ 100.00  ...... 5.50 6/1/33 1,222
1,090 Howmet Aerospace, Inc. (Aerospace & Defense), Callable 4/1/25 @ 100.00  .... 6.88 5/1/25 1,098
1,622 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @
100.00  .................................................. 3.73 12/8/47 1,192
765 International Business Machines Corp. (IT Services)   ..................... 4.00 6/20/42 624
857 International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00  ... 6.00 11/15/41 853
7,355 JPMorgan Chase & Co. (Banks), Callable 4/22/31 @ 100.00  ................ 2.58 (TSFR3M + 125
bps)(a) 4/22/32 6,200
2,495 JPMorgan Chase & Co. (Banks), Callable 1/29/26 @ 100.00  ................ 3.96 (TSFR3M + 151
bps)(a) 1/29/27 2,437
1,805 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00  . 5.55 6/1/45 1,697
1,055 Lincoln National Corp. (Insurance), Callable 10/15/29 @ 100.00  ............ 3.05 1/15/30 937
1,365 Lincoln National Corp. (Insurance), Callable 10/15/30 @ 100.00 ^ ............ 3.40 1/15/31 1,201
1,835 Lowe's Cos., Inc. (Specialty Retail), Callable 1/15/33 @ 100.00  ............. 5.00 4/15/33 1,803
535 Marathon Oil Corp. (Oil, Gas & Consumable Fuels), Callable 1/1/34 @ 100.00  .. 5.70 4/1/34 546
945 Martin Marietta Materials, Inc. (Construction Materials), Callable 4/15/31 @ 100.00  2.40 7/15/31 778
1,275 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
2/15/28 @ 100.00  .......................................... 2.45 4/15/28 1,151
810 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
1/15/31 @ 100.00  .......................................... 2.95 4/15/31 697
205 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
6/15/33 @ 100.00  .......................................... 5.95 9/15/33 212
390 MetLife, Inc. (Insurance)   ........................................ 4.88 11/13/43 354
3,771 Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
8/2/24 @ 101.06  ........................................... 4.25 9/1/25 3,707
140 Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
2/15/29 @ 100.00  .......................................... 5.05 3/15/29 139
2,080 Microsoft Corp. (Software), Callable 2/8/46 @ 100.00  .................... 3.70 8/8/46 1,700
960 Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00  ..... 3.63 5/15/30 876
5,250 Morgan Stanley, MTN (Capital Markets), Callable 7/20/26 @ 100.00  ......... 1.51 (SOFR + 86
bps)(a) 7/20/27 4,860

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 4,955 Morgan Stanley (Capital Markets), Callable 1/21/32 @ 100.00  .............. 2.94 (SOFR + 129
bps)(a) 1/21/33 $ 4,197
160 Motorola Solutions, Inc. (Communications Equipment), Callable 1/15/34 @ 100.00  5.40 4/15/34 158
1,838 National Rural Utilities Cooperative Finance Corp. (Financial Services), Callable
7/15/32 @ 100.00  .......................................... 5.80 1/15/33 1,884
450 Netflix, Inc. (Entertainment)   ...................................... 5.88 2/15/25 451
1,490 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 11/28/32 @
100.00  .................................................. 5.05 2/28/33 1,457
1,650 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 8/28/52 @
100.00  .................................................. 5.25 2/28/53 1,537
1,180 NNN REIT, Inc. (Retail REITs), Callable 1/15/30 @ 100.00  ................ 2.50 4/15/30 1,013
900 NNN REIT, Inc. (Retail REITs), Callable 7/15/33 @ 100.00  ................ 5.60 10/15/33 900
1,395 Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00  .. 4.03 10/15/47 1,088
576 Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00  ................. 5.20 8/1/43 552
780 Oklahoma Gas and Electric Co. (Electric Utilities), Callable 10/1/52 @ 100.00  .. 5.60 4/1/53 771
1,460 Oracle Corp. (Software), Callable 11/15/44 @ 100.00  .................... 4.13 5/15/45 1,142
3,175 Ovintiv, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/25 @ 100.00  ...... 5.38 1/1/26 3,159
440 Pfizer Investment Enterprises Pte, Ltd. (Capital Markets), Callable 11/19/62 @
100.00  .................................................. 5.34 5/19/63 413
1,435 Philip Morris International, Inc. (Tobacco)   ............................ 4.50 3/20/42 1,221
355 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/42 @ 100.00  ..... 4.15 3/15/43 296
1,290 Principal Financial Group, Inc. (Insurance), Callable 3/15/30 @ 100.00  ........ 2.13 6/15/30 1,076
2,534 Progress Energy, Inc. (Multi-Utilities)   ............................... 6.00 12/1/39 2,565
1,085 Progress Energy, Inc. (Electric Utilities)   .............................. 7.75 3/1/31 1,220
1,095 Prudential Financial, Inc. (Insurance)   ................................ 4.60 5/15/44 948
300 Prudential Financial, Inc. (Insurance), Callable 6/1/32 @ 100.00  ............. 6.00 (H15T5Y + 323
bps)(a) 9/1/52 293
152 Prudential Financial, Inc., MTN (Insurance)   .......................... 6.63 6/21/40 167
265 Public Service Electric and Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00  3.65 9/1/42 206
1,739 Reliance, Inc. (Metals & Mining), Callable 7/15/25 @ 100.00  ............... 1.30 8/15/25 1,654
690 Reliance, Inc. (Metals & Mining), Callable 5/15/30 @ 100.00  ............... 2.15 8/15/30 576
900 Roper Technologies, Inc. (Software), Callable 3/30/30 @ 100.00  ............. 2.00 6/30/30 748
1,999 RTX Corp. (Aerospace & Defense)   ................................. 4.50 6/1/42 1,712
930 Sabra Health Care LP (Health Care REITs), Callable 9/1/31 @ 100.00  ......... 3.20 12/1/31 775
959 Sabra Health Care LP (Health Care REITs), Callable 5/15/26 @ 100.00  ........ 5.13 8/15/26 943
920 Southern Co. Gas Capital Corp. (Gas Utilities), Callable 11/30/46 @ 100.00  .... 4.40 5/30/47 755
795 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 10/17/33 @ 100.00  6.00 1/17/34 835
4,400 The Goldman Sachs Group, Inc. (Capital Markets), Callable 7/21/31 @ 100.00  .. 2.38 (SOFR + 125
bps)(a) 7/21/32 3,608
1,200 The Goldman Sachs Group, Inc. (Capital Markets), Callable 6/5/27 @ 100.00  ... 3.69 (TSFR3M + 177
bps)(a) 6/5/28 1,149
445 The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00  .......... 4.50 12/6/48 385
1,210 The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00  .......... 5.40 9/15/40 1,203
2 The Interpublic Group of Cos., Inc. (Media), Callable 12/30/29 @ 100.00  ...... 4.75 3/30/30 2
575 The Interpublic Group of Cos., Inc. (Media), Callable 4/1/48 @ 100.00  ........ 5.40 10/1/48 531
1,760 The PNC Financial Services Group, Inc. (Banks), Callable 1/22/34 @ 100.00  ... 5.68 (SOFR + 190
bps)(a) 1/22/35 1,780
475 The Travelers Cos., Inc. (Insurance)   ................................. 5.35 11/1/40 467
666 The Travelers Cos., Inc., MTN (Insurance)   ........................... 6.25 6/15/37 716
715 The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00  ............ 4.75 9/15/44 645
730 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/15/33 @
100.00  .................................................. 5.05 7/15/33 713
1,210 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 7/15/52 @
100.00  .................................................. 5.65 1/15/53 1,203
1,490 Truist Financial Corp., MTN (Banks), Callable 1/24/34 @ 100.00  ........... 5.71 (SOFR + 192
bps)(a) 1/24/35 1,478
552 UDR, Inc., MTN (Residential REITs), Callable 5/1/32 @ 100.00  ............ 2.10 8/1/32 432
994 UDR, Inc. (Residential REITs), Callable 5/15/31 @ 100.00  ................. 3.00 8/15/31 861

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 425 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @
100.00  .................................................. 4.63 11/15/41 $ 384
380 UnitedHealth Group, Inc. (Health Care Providers & Services)   .............. 4.75 7/15/45 341
440 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 10/15/63 @
100.00  .................................................. 5.50 4/15/64 422
1,190 Valero Energy Corp. (Oil, Gas & Consumable Fuels)   ..................... 6.63 6/15/37 1,258
1,175 Ventas Realty LP (Diversified REITs), Callable 6/1/31 @ 100.00  ............. 2.50 9/1/31 968
475 Ventas Realty LP (Diversified REITs), Callable 11/1/24 @ 100.00  ............ 3.50 2/1/25 468
945 Ventas Realty LP (Diversified REITs), Callable 10/15/28 @ 100.00  ........... 4.40 1/15/29 907
715 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
12/15/31 @ 100.00  ......................................... 2.36 3/15/32 582
3,830 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
9/22/40 @ 100.00  .......................................... 3.40 3/22/41 2,928
625 Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @
100.00  .................................................. 3.80 9/15/47 464
820 Virginia Electric and Power Co., Series D (Electric Utilities), Callable 2/15/43 @
100.00  .................................................. 4.65 8/15/43 710
325 Vulcan Materials Co. (Construction Materials), Callable 3/1/30 @ 100.00  ...... 3.50 6/1/30 295
1,455 Warnermedia Holdings, Inc. (Diversified Telecommunication Services), Callable
12/15/31 @ 100.00  ......................................... 4.28 3/15/32 1,266
1,600 Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00  ............. 2.88 (TSFR3M + 143
bps)(a) 10/30/30 1,414
1,790 Wells Fargo & Co., MTN (Banks), Callable 5/22/27 @ 100.00  .............. 3.58 (TSFR3M + 157
bps)(a) 5/22/28 1,698
3,375 Wells Fargo & Co. (Banks), Callable 7/25/32 @ 100.00  ................... 4.90 (SOFR + 210
bps)(a) 7/25/33 3,233
505 Wells Fargo & Co. (Banks), Callable 7/25/33 @ 100.00  ................... 5.56 (SOFR + 199
bps)(a) 7/25/34 503
340 WestRock MWV LLC (Containers & Packaging)   ....................... 8.20 1/15/30 386
3,045 WRKCo, Inc. (Containers & Packaging), Callable 1/15/26 @ 100.00  .......... 4.65 3/15/26 2,998
Total Corporate Bonds .......................................... 197,159
Yankee Dollars — 7.17%
675 America Movil SAB de CV (Wireless Telecommunication Services)   ......... 6.13 11/15/37 718
3,290 Aptiv PLC/Aptiv Corp. (Specialty Retail), Callable 7/16/24 @ 100.00  ......... 2.40 2/18/25 3,221
525 BHP Billiton Finance USA Ltd. (Metals & Mining), Callable 6/8/33 @ 100.00  ... 5.25 9/8/33 523
1,246 British Telecommunications PLC (Diversified Telecommunication Services)   .... 9.63 12/15/30 1,521
880 Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25
@ 100.00  ................................................ 2.05 7/15/25 847
240 Canadian Pacific Railway Co. (Ground Transportation), Callable 6/2/51 @ 100.00  3.10 12/2/51 157
635 Canadian Pacific Railway Co. (Ground Transportation)   ................... 7.13 10/15/31 706
836 Deutsche Telekom International Finance BV (Diversified Telecommunication
Services)   ................................................ 8.75 6/15/30 971
1,365 Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/51 @ 100.00  ...... 3.40 8/1/51 928
1 Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/27 @ 100.00  ..... 3.70 7/15/27 1
1,375 Iberdrola International BV (Electric Utilities)   .......................... 5.81 3/15/25 1,373
1,490 Iberdrola International BV (Electric Utilities)   .......................... 6.75 7/15/36 1,662
755 Nutrien Ltd. (Chemicals), Callable 9/27/52 @ 100.00  ..................... 5.80 3/27/53 732
1,143 Orange SA (Diversified Telecommunication Services)   .................... 9.00 3/1/31 1,358
1,620 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/42 @
100.00  .................................................. 5.11 5/19/43 1,535
1,225 Shell International Finance BV (Oil, Gas & Consumable Fuels)   ............. 4.55 8/12/43 1,077
150 Telefonica Emisiones SA (Diversified Telecommunication Services)   .......... 5.21 3/8/47 132
620 Telefonica Emisiones SA (Diversified Telecommunication Services)   .......... 7.05 6/20/36 675
1,000 The Toronto-Dominion Bank (Banks)   ............................... 3.20 3/10/32 864
475 Vodafone Group PLC (Wireless Telecommunication Services)   .............. 4.13 5/30/25 470

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2024.
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Yankee Dollars (continued)
$ 456 Vodafone Group PLC (Wireless Telecommunication Services)   .............. 6.15 2/27/37 $ 486
Total Yankee Dollars ............................................ 19,957
Shares
Investment Companies — 21.06%
Domestic Fixed Income — 19.67%
239,781
Vanguard Intermediate-Term Treasury ETF ............................ 13,962
527,534
Vanguard Short-Term Corporate Bond ETF ............................ 40,766
54,728
Money Market Funds — 1.39%
696,440
Federated Hermes Treasury Obligations Fund, Institutional Shares^^ .......... 5.17(b) 696
284,148
State Street Institutional Treasury Money Market Fund, Premier Class ......... 5.23(b) 284
2,903,429
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 5.20(b) 2,904
3,884
Total Investment Companies ...................................... 58,612
Total Investments (cost $289,105) — 99.05% ......................... 275,728
Other assets in excess of liabilities — 0.95% .......................... 2,640
Net Assets — 100.00% .......................................... $ 278,368
^ All or part of this security was on loan as of June 30, 2024.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30,
2024.
(a) Variable Rate Security. The rate disclosed is the rate in effect on June 30, 2024.
(b) Annualized 7-day yield as of period-end.
bps—Basis Points
ETF—Exchange-Traded Fund
H15T5Y—5 Year Treasury Constant Maturity Rate
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR3M
—
3 Month SOFR
The U.S. Corporate Fixed Income Securities Portfolio
Agincourt
Capital
Management,
LLC
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Corporate Bonds .............................................................................................................................. 70.82% — — 70.82%
Yankee Dollars ................................................................................................................................. 7.17% — — 7.17%
Investment Companies ..................................................................................................................... 0.35% 20.10% 0.61% 21.06%
Other Assets (Liabilities) ................................................................................................................. 0.80% 0.15% 0.00% 0.95%
Total Net Assets .......................................................................................................................... 79.14% 20.25% 0.61% 100.00%

See accompanying notes to financial statements.
HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — June 30, 2024
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
2 Year US Treasury Note Future ................... 350 9/30/24 $ 71,477 $ 118
$ 71,477 $ 118
Total Unrealized Appreciation ..................... $ 118
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 118
*
Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments — June 30, 2024
157
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Asset Backed Securities — 1.39%
$ 300 American Express Credit Account Master Trust, Series 2023-1, Class - A ....... 4.87 5/15/28 $ 300
150 American Express Credit Account Master Trust, Series 2022-4, Class - A ....... 4.95 10/15/27 149
100 BA Credit Card Trust, Series 2022-A1, Class - A1 ........................ 3.53 11/15/27 98
140 Capital One Multi-Asset Execution Trust, Series 2021-A2, Class - A2 ......... 1.39 7/15/30 122
100 CarMax Auto Owner Trust, Series 2023-1, Class - A3, Callable 12/15/26 @ 100.00 4.75 10/15/27 99
75 Carvana Auto Receivables Trust, Series 2022-P2, Class - A4, Callable 12/10/27 @
100.00 ................................................... 4.68 2/10/28 74
100 Chase Issuance Trust, Series 2024-A2, Class - A ......................... 4.63 1/15/31 99
100 CNH Equipment Trust, Series 2022-C, Class - A3, Callable 4/15/27 @ 100.00 ... 5.15 4/17/28 100
150 GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class - A3,
Callable 9/16/26 @ 100.00 .................................... 4.66 2/16/28 149
150 GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class - A3,
Callable 5/16/27 @ 100.00 .................................... 4.85 12/18/28 149
75 Honda Auto Receivables Owner Trust, Series 2023-1, Class - A4, Callable 6/21/26
@ 100.00 ................................................ 4.97 6/21/29 75
100 Honda Auto Receivables Owner Trust, Series 2023-3, Class - A4, Callable 11/18/26
@ 100.00 ................................................ 5.30 12/18/29 100
125 Hyundai Auto Receivables Trust, Series 2023-C, Class - A3, Callable 1/15/28 @
100.00 ................................................... 5.54 10/16/28 126
150 Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class - A3, Callable 10/15/26
@ 100.00 ................................................ 4.51 11/15/27 148
100 Nissan Auto Receivables Owner Trust, Series 2023-A, Class - A3, Callable 1/15/27
@ 100.00 ................................................ 4.91 11/15/27 99
150 Santander Drive Auto Receivables Trust, Series 2023-4, Class - A3, Callable 1/15/27
@ 100.00 ................................................ 5.73 4/17/28 150
150 Synchrony Card Funding LLC, Series 2024-A1, Class - A .................. 5.04 3/15/30 149
85 Toyota Auto Receivables Owner Trust, Series 2023-A, Class - A3, Callable 2/15/27
@ 100.00 ................................................ 4.63 9/15/27 84
200 Toyota Auto Receivables Owner Trust, Series 2024-A, Class - A4, Callable 10/15/27
@ 100.00 ................................................ 4.77 4/16/29 198
150 Verizon Master Trust, Series 2022-2, Class - A, Callable 1/20/25 @ 100.00 ...... 1.53 7/20/28 147
100 Verizon Master Trust, Series 2022-6, Class - A, Callable 7/20/25 @ 100.00 ...... 3.67 1/22/29 98
125 Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class - A3, Callable 1/20/27
@ 100.00 ................................................ 5.02 6/20/28 124
200 World Omni Auto Receivables Trust, Series 2021-C, Class - A4, Callable 8/15/25 @
100.00 ................................................... 0.64 9/15/27 190
75 World Omni Auto Receivables Trust, Series 2023-B, Class - A3, Callable 9/15/26 @
100.00 ................................................... 4.66 5/15/28 74
Total Asset Backed Securities ..................................... 3,101
Collateralized Mortgage Obligations — 5.02%
150 Bank, Series 2020-BN26, Class - A4, Callable 3/15/30 @ 100.00 ............. 2.40 3/15/63 128
300 Bank, Series 2021-BN37, Class - A5, Callable 11/15/31 @ 100.00 ............ 2.62(a) 11/15/64 250
100 Bank, Series 2019-BN21, Class - A5, Callable 10/15/29 @ 100.00 ............ 2.85 10/17/52 88
100 Bank, Series 2019-BN19, Class - A3, Callable 7/15/29 @ 100.00 ............. 3.18 8/15/61 88
176 Bank, Series 2017-BNK9, Class - ASB, Callable 12/15/29 @ 100.00 .......... 3.47 11/15/54 169
300 Bank, Series 2018-BN10, Class - A5, Callable 2/15/28 @ 100.00 ............. 3.69 2/15/61 283
100 Bank, Series 2019-BN17, Class - A4, Callable 4/15/29 @ 100.00 ............. 3.71 4/15/52 93
150 Bank, Series 2022-BNK41, Class - A4 ................................ 3.92(a) 4/15/65 136
60 BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 4/15/30 @ 100.00 . 2.44 4/15/53 48
400 BBCMS Mortgage Trust, Series 2022-C15, Class - A5, Callable 4/15/32 @ 100.00 3.66(a) 4/15/55 357
50 BBCMS Mortgage Trust, Series 2023-C21, Class - A5, Callable 9/15/33 @ 100.00 6.00(a) 9/15/56 52
125 BBCMS Mortgage Trust, Series 2023-C22, Class - A5, Callable 10/15/33 @ 100.00 6.80(a) 11/15/56 138
150 Benchmark Mortgage Trust, Series 2021-B25, Class - ASB, Callable 4/15/31 @
100.00 ................................................... 2.27 4/15/54 133
100 Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00 2.91(a) 9/15/43 81
200 Benchmark Mortgage Trust, Series 2022-B33, Class - A5, Callable 3/15/32 @
100.00 ................................................... 3.46 3/15/55 174

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage Obligations (continued)
$ 250 Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 2/15/29 @ 100.00 4.02 3/15/52 $ 233
200 Benchmark Mortgage Trust, Series 2018-B6, Class - A4, Callable 10/10/28 @
100.00 ................................................... 4.26 10/10/51 189
100 Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable
2/15/30 @ 100.00 .......................................... 2.92 2/15/53 86
150 Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable
12/15/29 @ 100.00 .......................................... 3.10 12/15/72 134
100 Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class - A4, Callable
3/10/26 @ 100.00 .......................................... 3.31 4/10/49 95
100 Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class - A5, Callable
2/10/26 @ 100.00 .......................................... 3.62 2/10/49 94
50 COMM Mortgage Trust, Series 2019-GC44, Class - ASB, Callable 11/15/29 @
100.00 ................................................... 2.87 8/15/57 47
193 Fannie Mae-ACES, Series 2020-M8, Class - A2 ......................... 1.82 2/25/30 164
164 Fannie Mae-ACES, Series 2017-M7, Class - A2 ......................... 2.96(a) 2/25/27 156
95 Fannie Mae-ACES, Series 2017-M11, Class - A2 ........................ 2.98 8/25/29 88
175 Fannie Mae-ACES, Series 2022-M11, Class - A2 ........................ 3.05(a) 10/25/27 165
191 Fannie Mae-ACES, Series 2017-M12, Class - A2 ........................ 3.16(a) 6/25/27 181
169 Fannie Mae-ACES, Series 2017- M15, Class - ATS2 ...................... 3.20(a) 11/25/27 161
238 Fannie Mae-ACES, Series 2018-M14, Class - A2 ........................ 3.70(a) 8/25/28 227
180 Fannie Mae-ACES, Series 2019-M2, Class - A2 ......................... 3.75(a) 11/25/28 172
100 Fannie Mae-ACES, Series 2023-M4, Class A2 .......................... 3.89(a) 9 /25/32 93
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class -
A2 ..................................................... 1.41 8/25/30 247
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1516, Class
- A2 .................................................... 1.72 5/25/35 221
58 Freddie Mac Multifamily Structured Pass Through Certificates, Series K106, Class -
A1 ..................................................... 1.78 10/25/29 53
390 Freddie Mac Multifamily Structured Pass Through Certificates, Series K126, Class -
A2 ..................................................... 2.07 1/25/31 332
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K133, Class -
A2 ..................................................... 2.10 9/25/31 168
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class -
AM ..................................................... 2.12 4/25/29 263
150 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class -
A2 ..................................................... 2.12(a) 3/25/29 134
100 Freddie Mac Multifamily Structured Pass Through Certificates, Series K136, Class -
A2 ..................................................... 2.13 11/25/31 84
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1521, Class
- A2 .................................................... 2.18 8/25/36 226
43 Freddie Mac Multifamily Structured Pass Through Certificates, Series K099, Class -
A1 ..................................................... 2.26 6/25/29 40
39 Freddie Mac Multifamily Structured Pass Through Certificates, Series K058, Class -
A1 ..................................................... 2.34 7/25/26 37
350 Freddie Mac Multifamily Structured Pass Through Certificates, Series K055, Class -
A2 ..................................................... 2.67 3/25/26 336
75 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1514, Class
- A2 .................................................... 2.86 10/25/34 63
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K147, Class -
A2, Callable 6/25/32 @ 100.00 ................................. 3.00(a) 6/25/32 177
100 Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class -
A2 ..................................................... 3.30 4/25/29 94
250 Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class -
A2 ..................................................... 3.51 3/25/29 237
250 Freddie Mac Multifamily Structured Pass Through Certificates, Series K087, Class -
A2 ..................................................... 3.77 12/25/28 240
150 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-152, Class -
A2 ..................................................... 3.78 11/25/32 140

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage Obligations (continued)
$ 75 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-153, Class -
AM ..................................................... 3.82 12/25/32 $ 70
500 Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class -
A2 ..................................................... 3.85 5/25/28 481
400 Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class -
A2 ..................................................... 3.90(a) 8/25/28 386
150 Freddie Mac Multifamily Structured Pass Through Certificates, Series K751, Class -
A2 ..................................................... 4.41 3/25/30 147
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-162, Class
A2 ..................................................... 5.15 12/25/33 205
224 GS Mortgage Securities Trust, Series 2016-GS2, Class - A3, Callable 5/10/26 @
100.00 ................................................... 2.79 5/10/49 214
200 GS Mortgage Securities Trust, Series 2019-GC42, Class - A4, Callable 9/10/29 @
100.00 ................................................... 3.00 9/10/52 176
100 GS Mortgage Securities Trust, Series 2020-GC45, Class - AS, Callable 1/13/30 @
100.00 ................................................... 3.17(a) 2/13/53 87
250 GS Mortgage Securities Trust, Series 2017-GS5, Class - A4, Callable 3/10/27 @
100.00 ................................................... 3.67 3/10/50 236
100 GS Mortgage Securities Trust, Series 2018-GS10, Class - A5, Callable 7/10/28 @
100.00 ................................................... 4.16(a) 7/10/51 94
200 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class - A5,
Callable 5/15/27 @ 100.00 .................................... 3.60 5/15/50 189
200 Morgan Stanley Capital I Trust, Series 2017-H1, Class - A4, Callable 6/15/27 @
100.00 ................................................... 3.26 6/15/50 190
100 MSWF Commercial Mortgage Trust, Series 2023-1, Class - A5, Callable 6/15/33 @
100.00 ................................................... 5.75 5/15/56 103
100 SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable
7/10/26 @ 100.00 .......................................... 3.06 10/10/48 92
122 Wells Fargo Commercial Mortgage Trust, Series 2019-C53, Class - A4, Callable
10/15/29 @ 100.00 .......................................... 3.04 10/15/52 109
500 Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class - A4, Callable
5/15/26 @ 100.00 .......................................... 3.10 6/15/49 472
183 Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class - A4, Callable
8/15/25 @ 100.00 .......................................... 3.66 9/15/58 178
124 Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class - A4, Callable
12/15/25 @ 100.00 .......................................... 3.81 12/15/48 120
100 Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable
10/15/28 @ 100.00 .......................................... 4.44 9/15/61 96
Total Collateralized Mortgage Obligations ........................... 11,240
U.S. Government Agency Mortgages — 81.63%
369 Fannie Mae, Pool #MA4304 ....................................... 1.50 4/1/51 275
359 Fannie Mae, Pool #CA7695 ....................................... 1.50 11/1/50 268
123 Fannie Mae, Pool #FS2037 ........................................ 1.50 5/1/37 105
343 Fannie Mae, Pool #MA4441 ....................................... 1.50 10/1/36 293
82 Fannie Mae, Pool #MA4445 ....................................... 1.50 10/1/41 66
336 Fannie Mae, Pool #MA4417 ....................................... 1.50 9/1/36 287
278 Fannie Mae, Pool #BQ3141 ....................................... 1.50 10/1/35 239
434 Fannie Mae, Pool #MA4397 ....................................... 1.50 8/1/51 323
159 Fannie Mae, Pool #MA4386 ....................................... 1.50 7/1/41 128
19 Fannie Mae, Pool #MA4181 ....................................... 1.50 11/1/50 14
96 Fannie Mae, Pool #MA4122 ....................................... 1.50 9/1/35 82
373 Fannie Mae, Pool #MA4343 ....................................... 1.50 5/1/51 278
185 Fannie Mae, Pool #MA4302 ....................................... 1.50 4/1/36 158
39 Fannie Mae, Pool #MA4342 ....................................... 1.50 5/1/41 32
308 Fannie Mae, Pool #MA4236 ....................................... 1.50 1/1/51 230
165 Fannie Mae, Pool #MA4266 ....................................... 1.50 2/1/41 134
308 Fannie Mae, Pool #CB0310 ....................................... 1.50 4/1/36 267

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 89 Fannie Mae, Pool #BT2055 ........................................ 1.50 3/1/37 $ 76
385 Fannie Mae, Pool #MA4280 ....................................... 1.50 3/1/51 288
356 Fannie Mae, Pool #FM6579 ....................................... 1.50 3/1/51 268
389 Fannie Mae, Pool #CB0711 ........................................ 1.50 6/1/51 294
264 Fannie Mae, Pool #FS1327 ........................................ 1.50 6/1/36 226
360 Fannie Mae, Pool #CA7696 ....................................... 1.50 11/1/50 269
420 Fannie Mae, Pool #MA4354 ....................................... 1.50 6/1/51 313
75 Fannie Mae, Pool #MA4286 ....................................... 1.50 3/1/41 61
134 Fannie Mae, Pool #MA4310 ....................................... 1.50 4/1/41 109
124 Fannie Mae, Pool #FM9249 ....................................... 1.50 10/1/41 100
226 Fannie Mae, Pool #BQ5781 ....................................... 1.50 11/1/35 194
343 Fannie Mae, Pool #MA4281 ....................................... 2.00 3/1/51 269
344 Fannie Mae, Pool #CA8850 ....................................... 2.00 2/1/51 270
345 Fannie Mae, Pool #FM6555 ....................................... 2.00 4/1/51 273
117 Fannie Mae, Pool #FM5453 ....................................... 2.00 1/1/41 99
362 Fannie Mae, Pool #FM5308 ....................................... 2.00 12/1/50 285
224 Fannie Mae, Pool #FM5044 ....................................... 2.00 12/1/50 177
388 Fannie Mae, Pool #MA4182 ....................................... 2.00 11/1/50 306
80 Fannie Mae, Pool #MA4474 ....................................... 2.00 11/1/41 68
336 Fannie Mae, Pool #BQ3004 ....................................... 2.00 10/1/50 264
336 Fannie Mae, Pool #MA4255 ....................................... 2.00 2/1/51 264
104 Fannie Mae, Pool #MA4155 ....................................... 2.00 10/1/35 92
436 Fannie Mae, Pool #MA4511 ....................................... 2.00 1/1/52 342
309 Fannie Mae, Pool #BP9370 ........................................ 2.00 7/1/50 243
218 Fannie Mae, Pool #BR4435 ....................................... 2.00 4/1/51 171
326 Fannie Mae, Pool #MA4360 ....................................... 2.00 6/1/36 287
138 Fannie Mae, Pool #MA4204 ....................................... 2.00 12/1/40 117
344 Fannie Mae, Pool #FM6852 ....................................... 2.00 5/1/51 272
356 Fannie Mae, Pool #FM6448 ....................................... 2.00 3/1/51 282
380 Fannie Mae, Pool #CB0684 ....................................... 2.00 6/1/51 298
159 Fannie Mae, Pool #MA4333 ....................................... 2.00 5/1/41 134
403 Fannie Mae, Pool #BT0240 ........................................ 2.00 9/1/51 315
126 Fannie Mae, Pool #MA4287 ....................................... 2.00 3/1/41 106
403 Fannie Mae, Pool #FM9704 ....................................... 2.00 12/1/51 319
331 Fannie Mae, Pool #MA4237 ....................................... 2.00 1/1/51 260
216 Fannie Mae, Pool #MA4437 ....................................... 2.00 10/1/51 169
383 Fannie Mae, Pool #CB1620 ....................................... 2.00 9/1/51 301
252 Fannie Mae, Pool #MA4208 ....................................... 2.00 12/1/50 198
240 Fannie Mae, Pool #MA4355 ....................................... 2.00 6/1/51 189
60 Fannie Mae, Pool #BU8781 ....................................... 2.00 4/1/37 53
405 Fannie Mae, Pool #FM9441 ....................................... 2.00 4/1/51 319
257 Fannie Mae, Pool #FS1621 ........................................ 2.00 7/1/51 201
485 Fannie Mae, Pool #BR4094 ....................................... 2.00 1/1/51 380
419 Fannie Mae, Pool #FM4969 ....................................... 2.00 12/1/50 333
331 Fannie Mae, Pool #MA4602 ....................................... 2.00 5/1/37 291
355 Fannie Mae, Pool #BQ9685 ....................................... 2.00 1/1/51 279
333 Fannie Mae, Pool #BQ8341 ....................................... 2.00 12/1/50 261
310 Fannie Mae, Pool #BQ7777 ....................................... 2.00 3/1/36 274
441 Fannie Mae, Pool #BR0948 ....................................... 2.00 4/1/51 345
220 Fannie Mae, Pool #MA4325 ....................................... 2.00 5/1/51 173
201 Fannie Mae, Pool #CA8118 ....................................... 2.00 12/1/50 159
381 Fannie Mae, Pool #CB0497 ....................................... 2.00 5/1/51 302
368 Fannie Mae, Pool #CB0325 ....................................... 2.00 4/1/51 290
286 Fannie Mae, Pool #CA9183 ....................................... 2.00 2/1/36 253
298 Fannie Mae, Pool #CA7224 ....................................... 2.00 10/1/50 235
229 Fannie Mae, Pool #MA4119 ....................................... 2.00 9/1/50 180
383 Fannie Mae, Pool #CA8687 ....................................... 2.00 1/1/51 302
470 Fannie Mae, Pool #BQ5112 ....................................... 2.00 11/1/50 369
370 Fannie Mae, Pool #CA8110 ....................................... 2.00 12/1/50 292

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 406 Fannie Mae, Pool #CB1787 ....................................... 2.00 10/1/51 $ 318
62 Fannie Mae, Pool #AS1058 ........................................ 2.00 11/1/28 59
280 Fannie Mae, Pool #BU7103 ....................................... 2.00 12/1/51 219
411 Fannie Mae, Pool #MA4378 ....................................... 2.00 7/1/51 322
28 Fannie Mae, Pool #MA4093 ....................................... 2.00 8/1/40 24
370 Fannie Mae, Pool #CA7833 ....................................... 2.00 11/1/50 294
469 Fannie Mae, Pool #FM4788 ....................................... 2.00 11/1/50 370
424 Fannie Mae, Pool #CA8252 ....................................... 2.00 12/1/45 333
350 Fannie Mae, Pool #MA4442 ....................................... 2.00 10/1/36 309
301 Fannie Mae, Pool #MA4403 ....................................... 2.00 8/1/36 265
332 Fannie Mae, Pool #BR2176 ....................................... 2.00 7/1/36 292
34 Fannie Mae, Pool #MA2906 ....................................... 2.00 2/1/32 31
440 Fannie Mae, Pool #CA9273 ....................................... 2.00 2/1/51 347
38 Fannie Mae, Pool #MA4071 ....................................... 2.00 7/1/40 32
427 Fannie Mae, Pool #FS1334 ........................................ 2.00 11/1/51 337
438 Fannie Mae, Pool #FM7411 ....................................... 2.00 5/1/51 342
314 Fannie Mae, Pool #CA7225 ....................................... 2.00 10/1/50 248
12 Fannie Mae, Pool #AS0001 ........................................ 2.00 7/1/28 11
392 Fannie Mae, Pool #FM9579 ....................................... 2.00 7/1/51 308
431 Fannie Mae, Pool #MA4158 ....................................... 2.00 10/1/50 339
344 Fannie Mae, Pool #MA4128 ....................................... 2.00 9/1/40 290
8 Fannie Mae, Pool #CA0052 ....................................... 2.00 7/1/32 7
84 Fannie Mae, Pool #FS0317 ........................................ 2.00 2/1/42 69
38 Fannie Mae, Pool #FM9724 ....................................... 2.00 11/1/36 34
353 Fannie Mae, Pool #MA4305 ....................................... 2.00 4/1/51 277
260 Fannie Mae, Pool #FM3755 ....................................... 2.00 9/1/35 231
294 Fannie Mae, Pool #MA4303 ....................................... 2.00 4/1/36 260
407 Fannie Mae, Pool #MA4536 ....................................... 2.00 2/1/37 358
431 Fannie Mae, Pool #CA8933 ....................................... 2.00 2/1/51 342
200 Fannie Mae, Pool #FM4039 ....................................... 2.00 10/1/35 178
441 Fannie Mae, Pool #BK8461 ....................................... 2.00 1/1/51 346
248 Fannie Mae, Pool #FS0355 ........................................ 2.00 9/1/51 194
12 Fannie Mae, Pool #BJ4362 ........................................ 2.00 11/1/32 11
11 Fannie Mae, Pool #AY4232 ....................................... 2.00 5/1/30 11
161 Fannie Mae, Pool #MA4176 ....................................... 2.00 11/1/40 135
175 Fannie Mae, Pool #BQ5160 ....................................... 2.00 12/1/50 138
141 Fannie Mae, Pool #BP6626 ........................................ 2.00 8/1/50 110
131 Fannie Mae, Pool #MA3990 ....................................... 2.50 4/1/50 109
68 Fannie Mae, Pool #AB7391 ....................................... 2.50 12/1/42 59
302 Fannie Mae, Pool #MA4541 ....................................... 2.50 2/1/42 261
349 Fannie Mae, Pool #BR7857 ....................................... 2.50 5/1/51 285
26 Fannie Mae, Pool #BJ3944 ........................................ 2.50 1/1/33 24
17 Fannie Mae, Pool #AS4660 ........................................ 2.50 3/1/30 16
12 Fannie Mae, Pool #BJ3742 ........................................ 2.50 12/1/32 11
107 Fannie Mae, Pool #MA4099 ....................................... 2.50 8/1/35 98
236 Fannie Mae, Pool #FM4231 ....................................... 2.50 9/1/50 195
242 Fannie Mae, Pool #CA6075 ....................................... 2.50 6/1/50 200
435 Fannie Mae, Pool #CB2523 ....................................... 2.50 1/1/52 360
229 Fannie Mae, Pool #MA4078 ....................................... 2.50 7/1/50 189
167 Fannie Mae, Pool #MA4414 ....................................... 2.50 9/1/51 137
55 Fannie Mae, Pool #MA1277 ....................................... 2.50 12/1/27 53
369 Fannie Mae, Pool #MA4399 ....................................... 2.50 8/1/51 302
20 Fannie Mae, Pool #FM9543 ....................................... 2.50 12/1/51 17
117 Fannie Mae, Pool #MA4075 ....................................... 2.50 7/1/35 106
93 Fannie Mae, Pool #MA3765 ....................................... 2.50 9/1/49 77
273 Fannie Mae, Pool #CA7237 ....................................... 2.50 10/1/50 225
317 Fannie Mae, Pool #BQ5110 ....................................... 2.50 11/1/50 262
136 Fannie Mae, Pool #MA3246 ....................................... 2.50 1/1/33 127
215 Fannie Mae, Pool #CA6074 ....................................... 2.50 6/1/50 178

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 8 Fannie Mae, Pool #MA2854 ....................................... 2.50 12/1/46 $ 7
171 Fannie Mae, Pool #MA4183 ....................................... 2.50 11/1/50 141
12 Fannie Mae, Pool #AS8437 ........................................ 2.50 12/1/36 11
47 Fannie Mae, Pool #AP4742 ........................................ 2.50 8/1/27 45
30 Fannie Mae, Pool #AS8246 ........................................ 2.50 11/1/31 28
381 Fannie Mae, Pool #CB1556 ....................................... 2.50 9/1/51 315
408 Fannie Mae, Pool #CB1828 ....................................... 2.50 10/1/51 335
38 Fannie Mae, Pool #AO3019 ....................................... 2.50 5/1/27 37
42 Fannie Mae, Pool #MA3896 ....................................... 2.50 1/1/35 38
384 Fannie Mae, Pool #FM9033 ....................................... 2.50 10/1/51 318
17 Fannie Mae, Pool #AS0513 ........................................ 2.50 8/1/43 15
227 Fannie Mae, Pool #MA4159 ....................................... 2.50 10/1/50 188
306 Fannie Mae, Pool #CA8131 ....................................... 2.50 12/1/50 253
212 Fannie Mae, Pool #MA4210 ....................................... 2.50 12/1/50 175
10 Fannie Mae, Pool #MA3830 ....................................... 2.50 11/1/39 9
41 Fannie Mae, Pool #MA3764 ....................................... 2.50 9/1/34 38
222 Fannie Mae, Pool #FM2881 ....................................... 2.50 4/1/50 184
403 Fannie Mae, Pool #BU1451 ....................................... 2.50 1/1/52 330
58 Fannie Mae, Pool #MA3965 ....................................... 2.50 3/1/40 51
383 Fannie Mae, Pool #FM8997 ....................................... 2.50 10/1/51 316
21 Fannie Mae, Pool #AU5334 ....................................... 2.50 11/1/28 20
378 Fannie Mae, Pool #BU5917 ....................................... 2.50 12/1/51 313
278 Fannie Mae, Pool #CA8955 ....................................... 2.50 2/1/51 229
134 Fannie Mae, Pool #BQ0329 ....................................... 2.50 7/1/50 111
269 Fannie Mae, Pool #FM3878 ....................................... 2.50 7/1/50 224
44 Fannie Mae, Pool #AU6387 ....................................... 2.50 11/1/28 42
24 Fannie Mae, Pool #MA4016 ....................................... 2.50 5/1/40 21
55 Fannie Mae, Pool #MA1210 ....................................... 2.50 10/1/27 53
38 Fannie Mae, Pool #AU2619 ....................................... 2.50 8/1/28 37
46 Fannie Mae, Pool #BE3032 ........................................ 2.50 1/1/32 43
12 Fannie Mae, Pool #AZ6458 ....................................... 2.50 7/1/30 12
58 Fannie Mae, Pool #MA4053 ....................................... 2.50 6/1/35 53
234 Fannie Mae, Pool #CA6304 ....................................... 2.50 7/1/50 193
204 Fannie Mae, Pool #CB1131 ........................................ 2.50 7/1/51 166
199 Fannie Mae, Pool #CA8132 ....................................... 2.50 12/1/50 164
25 Fannie Mae, Pool #MA3801 ....................................... 2.50 10/1/49 21
133 Fannie Mae, Pool #MA3902 ....................................... 2.50 1/1/50 110
76 Fannie Mae, Pool #MA3154 ....................................... 2.50 10/1/32 70
8 Fannie Mae, Pool #MA3788 ....................................... 2.50 9/1/39 7
14 Fannie Mae, Pool #MA1270 ....................................... 2.50 11/1/32 13
18 Fannie Mae, Pool #MA3737 ....................................... 2.50 8/1/34 16
432 Fannie Mae, Pool #FM8745 ....................................... 2.50 9/1/51 353
81 Fannie Mae, Pool #MA3827 ....................................... 2.50 11/1/34 74
450 Fannie Mae, Pool #FS0235 ........................................ 2.50 1/1/52 368
43 Fannie Mae, Pool #FS0547 ........................................ 2.50 2/1/52 35
27 Fannie Mae, Pool #AT2717 ........................................ 2.50 5/1/43 24
7 Fannie Mae, Pool #MA2888 ....................................... 2.50 1/1/47 6
105 Fannie Mae, Pool #FS1340 ........................................ 2.50 3/1/52 87
19 Fannie Mae, Pool #CB2979 ....................................... 2.50 2/1/37 17
222 Fannie Mae, Pool #BP5878 ........................................ 2.50 6/1/50 184
4 Fannie Mae, Pool #MA2789 ....................................... 2.50 10/1/36 4
307 Fannie Mae, Pool #MA4517 ....................................... 2.50 1/1/37 278
142 Fannie Mae, Pool #MA2730 ....................................... 2.50 8/1/46 119
8 Fannie Mae, Pool #MA1511 ....................................... 2.50 7/1/33 7
220 Fannie Mae, Pool #BK2588 ....................................... 2.50 5/1/50 182
275 Fannie Mae, Pool #FM4638 ....................................... 2.50 10/1/50 227
51 Fannie Mae, Pool #BC9041 ....................................... 2.50 11/1/31 48
42 Fannie Mae, Pool #MA3955 ....................................... 2.50 3/1/35 38
59 Fannie Mae, Pool #FM3296 ....................................... 2.50 5/1/35 53

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 376 Fannie Mae, Pool #CB0415 ....................................... 2.50 5/1/51 $ 310
20 Fannie Mae, Pool #MA3282 ....................................... 2.50 2/1/33 19
16 Fannie Mae, Pool #MA2868 ....................................... 2.50 1/1/32 15
292 Fannie Mae, Pool #FM4309 ....................................... 2.50 9/1/50 241
41 Fannie Mae, Pool #AS8892 ........................................ 2.50 2/1/32 38
245 Fannie Mae, Pool #MA4256 ....................................... 2.50 2/1/51 200
25 Fannie Mae, Pool #MA3217 ....................................... 2.50 12/1/32 23
249 Fannie Mae, Pool #FM3494 ....................................... 2.50 4/1/48 209
443 Fannie Mae, Pool #CA9289 ....................................... 2.50 2/1/51 362
5 Fannie Mae, Pool #AS8172 ........................................ 2.50 10/1/36 4
49 Fannie Mae, Pool #AS4946 ........................................ 2.50 5/1/30 46
205 Fannie Mae, Pool #FM3027 ....................................... 2.50 12/1/46 171
217 Fannie Mae, Pool #BO4657 ....................................... 2.50 11/1/49 179
395 Fannie Mae, Pool #FS0030 ........................................ 2.50 4/1/51 322
231 Fannie Mae, Pool #MA4096 ....................................... 2.50 8/1/50 190
400 Fannie Mae, Pool #CB1784 ....................................... 2.50 10/1/51 326
185 Fannie Mae, Pool #FS0831 ........................................ 3.00 3/1/52 158
87 Fannie Mae, Pool #BC4764 ....................................... 3.00 10/1/46 76
16 Fannie Mae, Pool #BE9547 ........................................ 3.00 4/1/47 14
420 Fannie Mae, Pool #CB2756 ....................................... 3.00 2/1/52 362
14 Fannie Mae, Pool #BK1015 ....................................... 3.00 2/1/33 14
424 Fannie Mae, Pool #CB2755 ....................................... 3.00 2/1/52 363
242 Fannie Mae, Pool #BU1241 ....................................... 3.00 3/1/52 207
328 Fannie Mae, Pool #FS2122 ........................................ 3.00 3/1/52 280
434 Fannie Mae, Pool #CA5229 ....................................... 3.00 2/1/50 370
23 Fannie Mae, Pool #AS8438 ........................................ 3.00 12/1/36 21
15 Fannie Mae, Pool #MA2961 ....................................... 3.00 4/1/37 13
61 Fannie Mae, Pool #AY4829 ....................................... 3.00 5/1/45 54
7 Fannie Mae, Pool #MA2065 ....................................... 3.00 10/1/34 7
29 Fannie Mae, Pool #MA2773 ....................................... 3.00 10/1/36 27
24 Fannie Mae, Pool #AL8861 ....................................... 3.00 7/1/31 23
116 Fannie Mae, Pool #AT0682 ........................................ 3.00 4/1/43 103
106 Fannie Mae, Pool #AB8897 ....................................... 3.00 4/1/43 94
15 Fannie Mae, Pool #BM1370 ....................................... 3.00 4/1/37 14
396 Fannie Mae, Pool #BU8883 ....................................... 3.00 3/1/52 339
107 Fannie Mae, Pool #AL9865 ....................................... 3.00 2/1/47 94
358 Fannie Mae, Pool #CB3364 ....................................... 3.00 4/1/52 304
15 Fannie Mae, Pool #AS3117 ........................................ 3.00 8/1/29 14
11 Fannie Mae, Pool #MA2897 ....................................... 3.00 2/1/37 10
389 Fannie Mae, Pool #CB3172 ....................................... 3.00 3/1/52 331
46 Fannie Mae, Pool #AY4200 ....................................... 3.00 5/1/45 41
42 Fannie Mae, Pool #MA1527 ....................................... 3.00 8/1/33 39
227 Fannie Mae, Pool #FS1374 ........................................ 3.00 3/1/52 193
25 Fannie Mae, Pool #AS8483 ........................................ 3.00 12/1/46 21
69 Fannie Mae, Pool #MA3106 ....................................... 3.00 8/1/47 60
26 Fannie Mae, Pool #MA2425 ....................................... 3.00 10/1/30 25
14 Fannie Mae, Pool #BC4276 ....................................... 3.00 4/1/46 13
5 Fannie Mae, Pool #BA0826 ....................................... 3.00 10/1/30 4
6 Fannie Mae, Pool #AX8309 ....................................... 3.00 11/1/29 6
40 Fannie Mae, Pool #AS7908 ........................................ 3.00 9/1/46 35
7 Fannie Mae, Pool #AZ4358 ....................................... 3.00 7/1/30 7
105 Fannie Mae, Pool #MA2737 ....................................... 3.00 9/1/46 91
57 Fannie Mae, Pool #AS4333 ........................................ 3.00 1/1/45 50
28 Fannie Mae, Pool #MA2523 ....................................... 3.00 2/1/36 25
72 Fannie Mae, Pool #BD4225 ....................................... 3.00 11/1/46 63
10 Fannie Mae, Pool #MA1058 ....................................... 3.00 5/1/32 9
14 Fannie Mae, Pool #AS4334 ........................................ 3.00 1/1/45 13
14 Fannie Mae, Pool #MA2579 ....................................... 3.00 4/1/36 13
114 Fannie Mae, Pool #AT7620 ........................................ 3.00 6/1/43 102

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 16 Fannie Mae, Pool #MA2832 ....................................... 3.00 12/1/36 $ 15
70 Fannie Mae, Pool #MA2833 ....................................... 3.00 12/1/46 61
39 Fannie Mae, Pool #BE4400 ........................................ 3.00 1/1/47 34
87 Fannie Mae, Pool #MA2806 ....................................... 3.00 11/1/46 75
79 Fannie Mae, Pool #MA2895 ....................................... 3.00 2/1/47 69
179 Fannie Mae, Pool #MA4579 ....................................... 3.00 4/1/52 153
71 Fannie Mae, Pool #AS0196 ........................................ 3.00 8/1/28 67
11 Fannie Mae, Pool #MA2087 ....................................... 3.00 11/1/34 10
18 Fannie Mae, Pool #AS2312 ........................................ 3.00 5/1/29 18
96 Fannie Mae, Pool #AT2014 ........................................ 3.00 4/1/43 85
86 Fannie Mae, Pool #MA3082 ....................................... 3.00 7/1/47 75
48 Fannie Mae, Pool #AK3302 ....................................... 3.00 3/1/27 46
9 Fannie Mae, Pool #MA2287 ....................................... 3.00 6/1/35 8
9 Fannie Mae, Pool #MA3218 ....................................... 3.00 12/1/32 8
19 Fannie Mae, Pool #MA3339 ....................................... 3.00 4/1/33 18
4 Fannie Mae, Pool #MA3100 ....................................... 3.00 8/1/37 4
48 Fannie Mae, Pool #MA3179 ....................................... 3.00 11/1/47 42
12 Fannie Mae, Pool #MA3185 ....................................... 3.00 11/1/37 11
74 Fannie Mae, Pool #AU3735 ....................................... 3.00 8/1/43 66
12 Fannie Mae, Pool #AR7426 ....................................... 3.00 7/1/43 10
19 Fannie Mae, Pool #MA3237 ....................................... 3.00 1/1/48 16
15 Fannie Mae, Pool #AW8295 ....................................... 3.00 8/1/29 15
26 Fannie Mae, Pool #AW7383 ....................................... 3.00 8/1/29 24
16 Fannie Mae, Pool #AU7890 ....................................... 3.00 9/1/28 15
18 Fannie Mae, Pool #BJ2996 ........................................ 3.00 1/1/33 17
103 Fannie Mae, Pool #AS8414 ........................................ 3.00 11/1/46 91
15 Fannie Mae, Pool #AQ3223 ....................................... 3.00 11/1/27 14
126 Fannie Mae, Pool #BD2446 ....................................... 3.00 1/1/47 110
34 Fannie Mae, Pool #MA3127 ....................................... 3.00 9/1/37 31
37 Fannie Mae, Pool #AS1527 ........................................ 3.00 1/1/29 35
41 Fannie Mae, Pool #MA3147 ....................................... 3.00 10/1/47 36
21 Fannie Mae, Pool #MA3304 ....................................... 3.00 3/1/48 18
23 Fannie Mae, Pool #MA3060 ....................................... 3.00 7/1/32 21
20 Fannie Mae, Pool #MA3631 ....................................... 3.00 4/1/34 19
36 Fannie Mae, Pool #AS8186 ........................................ 3.00 10/1/46 32
20 Fannie Mae, Pool #MA3090 ....................................... 3.00 8/1/32 19
23 Fannie Mae, Pool #MA3331 ....................................... 3.00 4/1/48 20
23 Fannie Mae, Pool #BD5076 ....................................... 3.00 2/1/32 22
41 Fannie Mae, Pool #BD5787 ....................................... 3.00 9/1/46 36
52 Fannie Mae, Pool #AS8521 ........................................ 3.00 12/1/46 45
85 Fannie Mae, Pool #BC9003 ....................................... 3.00 11/1/46 74
9 Fannie Mae, Pool #BA4786 ....................................... 3.00 2/1/31 8
62 Fannie Mae, Pool #BE1901 ........................................ 3.00 12/1/46 54
18 Fannie Mae, Pool #MA3247 ....................................... 3.00 1/1/33 17
7 Fannie Mae, Pool #MA3657 ....................................... 3.00 5/1/34 6
105 Fannie Mae, Pool #MA3905 ....................................... 3.00 1/1/50 90
159 Fannie Mae, Pool #BP1932 ........................................ 3.00 4/1/50 138
27 Fannie Mae, Pool #MA3831 ....................................... 3.00 11/1/39 25
101 Fannie Mae, Pool #MA3937 ....................................... 3.00 2/1/50 87
22 Fannie Mae, Pool #MA2149 ....................................... 3.00 1/1/30 21
23 Fannie Mae, Pool #AB4483 ....................................... 3.00 2/1/27 23
302 Fannie Mae, Pool #AQ7920 ....................................... 3.00 12/1/42 269
4 Fannie Mae, Pool #AK0006 ....................................... 3.00 1/1/27 4
16 Fannie Mae, Pool #MA3897 ....................................... 3.00 1/1/35 14
20 Fannie Mae, Pool #CA5423 ....................................... 3.00 3/1/50 17
20 Fannie Mae, Pool #BE3861 ........................................ 3.00 1/1/47 18
11 Fannie Mae, Pool #AS8056 ........................................ 3.00 10/1/46 9
192 Fannie Mae, Pool #AO0752 ....................................... 3.00 4/1/42 171
6 Fannie Mae, Pool #AL9848 ....................................... 3.00 3/1/47 5

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 5 Fannie Mae, Pool #MA3738 ....................................... 3.00 8/1/34 $ 5
132 Fannie Mae, Pool #BO6219 ....................................... 3.00 12/1/49 114
71 Fannie Mae, Pool #BO7242 ....................................... 3.00 1/1/50 61
96 Fannie Mae, Pool #BO8947 ....................................... 3.00 1/1/50 83
45 Fannie Mae, Pool #AS7238 ........................................ 3.00 5/1/46 40
36 Fannie Mae, Pool #BO9169 ....................................... 3.00 12/1/49 31
53 Fannie Mae, Pool #FM1552 ....................................... 3.00 12/1/47 46
97 Fannie Mae, Pool #MA3871 ....................................... 3.00 12/1/49 84
30 Fannie Mae, Pool #AZ0538 ....................................... 3.00 9/1/30 28
93 Fannie Mae, Pool #MA1307 ....................................... 3.00 1/1/33 88
91 Fannie Mae, Pool #CA5729 ....................................... 3.00 5/1/50 78
21 Fannie Mae, Pool #CA4860 ....................................... 3.00 12/1/49 18
141 Fannie Mae, Pool #MA4020 ....................................... 3.00 5/1/50 122
63 Fannie Mae, Pool #FM1134 ....................................... 3.00 4/1/48 55
20 Fannie Mae, Pool #MA1338 ....................................... 3.00 2/1/33 19
193 Fannie Mae, Pool #MA3834 ....................................... 3.00 11/1/49 167
25 Fannie Mae, Pool #MA2230 ....................................... 3.00 4/1/35 23
137 Fannie Mae, Pool #AP2465 ........................................ 3.00 8/1/42 122
343 Fannie Mae, Pool #AP6375 ........................................ 3.00 9/1/42 305
33 Fannie Mae, Pool #CA3754 ....................................... 3.00 6/1/34 31
64 Fannie Mae, Pool #MA3960 ....................................... 3.00 3/1/50 56
166 Fannie Mae, Pool #AP6493 ........................................ 3.00 9/1/42 148
40 Fannie Mae, Pool #MA1401 ....................................... 3.00 4/1/33 38
18 Fannie Mae, Pool #MA3958 ....................................... 3.00 3/1/40 16
64 Fannie Mae, Pool #MA2246 ....................................... 3.00 4/1/30 60
72 Fannie Mae, Pool #MA2863 ....................................... 3.00 1/1/47 63
344 Fannie Mae, Pool #CB2759 ....................................... 3.00 2/1/52 293
51 Fannie Mae, Pool #CA5519 ....................................... 3.00 4/1/50 44
29 Fannie Mae, Pool #MA3744 ....................................... 3.00 8/1/49 25
181 Fannie Mae, Pool #FM3395 ....................................... 3.00 6/1/50 156
112 Fannie Mae, Pool #FM1370 ....................................... 3.00 4/1/46 99
36 Fannie Mae, Pool #CA3788 ....................................... 3.00 7/1/49 31
123 Fannie Mae, Pool #CA5668 ....................................... 3.00 5/1/50 105
292 Fannie Mae, Pool #AB7099 ....................................... 3.00 11/1/42 260
91 Fannie Mae, Pool #BO3192 ....................................... 3.00 10/1/49 78
111 Fannie Mae, Pool #BO2201 ....................................... 3.00 9/1/49 96
86 Fannie Mae, Pool #BN7703 ....................................... 3.00 8/1/49 74
4 Fannie Mae, Pool #FM1585 ....................................... 3.00 9/1/49 3
159 Fannie Mae, Pool #MA4048 ....................................... 3.00 6/1/50 137
52 Fannie Mae, Pool #FM2132 ....................................... 3.00 1/1/50 45
15 Fannie Mae, Pool #AT1575 ........................................ 3.00 5/1/43 13
5 Fannie Mae, Pool #MA3802 ....................................... 3.00 10/1/49 5
23 Fannie Mae, Pool #MA3934 ....................................... 3.00 2/1/40 21
77 Fannie Mae, Pool #MA3774 ....................................... 3.00 9/1/49 66
72 Fannie Mae, Pool #AS8276 ........................................ 3.00 11/1/46 64
62 Fannie Mae, Pool #AS4884 ........................................ 3.00 5/1/45 54
9 Fannie Mae, Pool #MA3078 ....................................... 3.00 7/1/37 8
127 Fannie Mae, Pool #BP6466 ........................................ 3.00 7/1/50 109
21 Fannie Mae, Pool #AS8424 ........................................ 3.00 12/1/36 20
71 Fannie Mae, Pool #AS8784 ........................................ 3.00 2/1/47 62
108 Fannie Mae, Pool #AS7904 ........................................ 3.00 9/1/46 95
31 Fannie Mae, Pool #FM4317 ....................................... 3.00 9/1/50 27
60 Fannie Mae, Pool #BD5545 ....................................... 3.00 10/1/46 53
115 Fannie Mae, Pool #MA2956 ....................................... 3.00 4/1/47 100
32 Fannie Mae, Pool #MA3991 ....................................... 3.00 4/1/50 28
24 Fannie Mae, Pool #AL9996 ....................................... 3.00 4/1/32 22
107 Fannie Mae, Pool #MA4079 ....................................... 3.00 7/1/50 92
40 Fannie Mae, Pool #BE3767 ........................................ 3.50 7/1/47 36
11 Fannie Mae, Pool #MA2495 ....................................... 3.50 1/1/46 10

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 34 Fannie Mae, Pool #BC3126 ....................................... 3.50 1/1/46 $ 30
7 Fannie Mae, Pool #MA3634 ....................................... 3.50 4/1/39 6
5 Fannie Mae, Pool #BM5446 ....................................... 3.50 2/1/49 5
69 Fannie Mae, Pool #MA3520 ....................................... 3.50 11/1/48 62
3 Fannie Mae, Pool #AX0159 ....................................... 3.50 9/1/29 3
8 Fannie Mae, Pool #CA0234 ....................................... 3.50 8/1/47 7
74 Fannie Mae, Pool #AS3133 ........................................ 3.50 8/1/44 67
— Fannie Mae, Pool #310139 ........................................ 3.50 11/1/25 —
34 Fannie Mae, Pool #AY3802 ....................................... 3.50 2/1/45 31
245 Fannie Mae, Pool #AB6017 ....................................... 3.50 8/1/42 227
22 Fannie Mae, Pool #MA3462 ....................................... 3.50 9/1/33 20
74 Fannie Mae, Pool #BM4703 ....................................... 3.50 2/1/48 66
39 Fannie Mae, Pool #AS7239 ........................................ 3.50 5/1/46 35
47 Fannie Mae, Pool #AY5303 ....................................... 3.50 3/1/45 43
55 Fannie Mae, Pool #AS0024 ........................................ 3.50 7/1/43 50
49 Fannie Mae, Pool #AL1717 ....................................... 3.50 5/1/27 46
22 Fannie Mae, Pool #AX7655 ....................................... 3.50 1/1/45 20
22 Fannie Mae, Pool #BC7633 ....................................... 3.50 6/1/46 20
66 Fannie Mae, Pool #FM1911 ....................................... 3.50 7/1/48 59
27 Fannie Mae, Pool #BM2001 ....................................... 3.50 12/1/46 24
34 Fannie Mae, Pool #AY3913 ....................................... 3.50 2/1/45 30
45 Fannie Mae, Pool #MA1980 ....................................... 3.50 8/1/44 41
24 Fannie Mae, Pool #AY8856 ....................................... 3.50 9/1/45 22
25 Fannie Mae, Pool #AZ6383 ....................................... 3.50 9/1/45 23
3 Fannie Mae, Pool #MA1021 ....................................... 3.50 3/1/27 3
5 Fannie Mae, Pool #BM1231 ....................................... 3.50 11/1/31 5
5 Fannie Mae, Pool #AK0706 ....................................... 3.50 2/1/27 5
46 Fannie Mae, Pool #MA1059 ....................................... 3.50 5/1/32 44
455 Fannie Mae, Pool #MA4600 ....................................... 3.50 5/1/52 405
65 Fannie Mae, Pool #BD5046 ....................................... 3.50 2/1/47 58
1 Fannie Mae, Pool #BA5031 ....................................... 3.50 1/1/46 1
28 Fannie Mae, Pool #AS5319 ........................................ 3.50 7/1/45 25
18 Fannie Mae, Pool #CA1191 ....................................... 3.50 11/1/47 16
22 Fannie Mae, Pool #AZ2614 ....................................... 3.50 8/1/45 20
23 Fannie Mae, Pool #MA2923 ....................................... 3.50 3/1/37 23
32 Fannie Mae, Pool #BE5258 ........................................ 3.50 1/1/47 29
8 Fannie Mae, Pool #MA2692 ....................................... 3.50 7/1/36 8
7 Fannie Mae, Pool #MA3906 ....................................... 3.50 1/1/50 7
89 Fannie Mae, Pool #BD2436 ....................................... 3.50 1/1/47 80
36 Fannie Mae, Pool #AS6649 ........................................ 3.50 2/1/46 32
76 Fannie Mae, Pool #BJ2692 ........................................ 3.50 4/1/48 68
54 Fannie Mae, Pool #MA3745 ....................................... 3.50 8/1/49 49
72 Fannie Mae, Pool #MA3182 ....................................... 3.50 11/1/47 65
52 Fannie Mae, Pool #AS4771 ........................................ 3.50 4/1/45 47
24 Fannie Mae, Pool #AS4772 ........................................ 3.50 4/1/45 21
40 Fannie Mae, Pool #AS4773 ........................................ 3.50 4/1/45 37
51 Fannie Mae, Pool #AX9530 ....................................... 3.50 2/1/45 46
67 Fannie Mae, Pool #AY1306 ....................................... 3.50 3/1/45 60
41 Fannie Mae, Pool #AY4300 ....................................... 3.50 1/1/45 38
5 Fannie Mae, Pool #MA2909 ....................................... 3.50 2/1/37 5
64 Fannie Mae, Pool #MA3305 ....................................... 3.50 3/1/48 57
71 Fannie Mae, Pool #AZ0862 ....................................... 3.50 7/1/45 65
19 Fannie Mae, Pool #MA3597 ....................................... 3.50 2/1/49 17
61 Fannie Mae, Pool #AJ8476 ........................................ 3.50 12/1/41 56
23 Fannie Mae, Pool #BC0163 ....................................... 3.50 1/1/46 21
370 Fannie Mae, Pool #MA4654 ....................................... 3.50 7/1/52 327
12 Fannie Mae, Pool #AJ4093 ........................................ 3.50 10/1/26 12
2 Fannie Mae, Pool #AJ6181 ........................................ 3.50 12/1/26 2
68 Fannie Mae, Pool #MA2292 ....................................... 3.50 6/1/45 62

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 6 Fannie Mae, Pool #AE5487 ....................................... 3.50 10/1/25 $ 6
14 Fannie Mae, Pool #MA3637 ....................................... 3.50 4/1/49 13
3 Fannie Mae, Pool #AL8776 ....................................... 3.50 7/1/46 3
10 Fannie Mae, Pool #MA3835 ....................................... 3.50 11/1/49 9
40 Fannie Mae, Pool #FM1028 ....................................... 3.50 6/1/49 36
18 Fannie Mae, Pool #BA1893 ....................................... 3.50 8/1/45 17
54 Fannie Mae, Pool #FM1566 ....................................... 3.50 11/1/48 48
74 Fannie Mae, Pool #BH9215 ....................................... 3.50 1/1/48 66
40 Fannie Mae, Pool #AX2486 ....................................... 3.50 10/1/44 36
23 Fannie Mae, Pool #MA3775 ....................................... 3.50 9/1/49 21
17 Fannie Mae, Pool #MA3692 ....................................... 3.50 7/1/49 15
29 Fannie Mae, Pool #AS5696 ........................................ 3.50 8/1/45 27
47 Fannie Mae, Pool #AZ9576 ....................................... 3.50 12/1/45 42
55 Fannie Mae, Pool #BK9038 ....................................... 3.50 10/1/33 53
44 Fannie Mae, Pool #AK7497 ....................................... 3.50 4/1/42 41
4 Fannie Mae, Pool #MA2996 ....................................... 3.50 5/1/37 4
50 Fannie Mae, Pool #AU3742 ....................................... 3.50 8/1/43 45
93 Fannie Mae, Pool #BH9277 ....................................... 3.50 2/1/48 84
130 Fannie Mae, Pool #BP1947 ........................................ 3.50 4/1/50 116
47 Fannie Mae, Pool #AS7491 ........................................ 3.50 7/1/46 42
35 Fannie Mae, Pool #AS5068 ........................................ 3.50 6/1/45 31
8 Fannie Mae, Pool #MA3059 ....................................... 3.50 7/1/37 7
21 Fannie Mae, Pool #MA3494 ....................................... 3.50 10/1/48 19
50 Fannie Mae, Pool #MA3414 ....................................... 3.50 7/1/48 45
21 Fannie Mae, Pool #MA2389 ....................................... 3.50 9/1/35 20
45 Fannie Mae, Pool #AS7388 ........................................ 3.50 6/1/46 40
70 Fannie Mae, Pool #BC1158 ........................................ 3.50 2/1/46 63
52 Fannie Mae, Pool #MA3026 ....................................... 3.50 6/1/47 47
54 Fannie Mae, Pool #CA0487 ....................................... 3.50 10/1/47 48
55 Fannie Mae, Pool #MA3663 ....................................... 3.50 5/1/49 49
25 Fannie Mae, Pool #BJ0647 ........................................ 3.50 3/1/48 22
17 Fannie Mae, Pool #AS5892 ........................................ 3.50 10/1/45 15
119 Fannie Mae, Pool #AQ0546 ....................................... 3.50 11/1/42 111
16 Fannie Mae, Pool #FS1774 ........................................ 3.50 5/1/37 15
52 Fannie Mae, Pool #MA1982 ....................................... 3.50 8/1/34 49
44 Fannie Mae, Pool #BM5485 ....................................... 3.50 2/1/49 39
21 Fannie Mae, Pool #AX5201 ....................................... 3.50 10/1/29 20
46 Fannie Mae, Pool #AO4647 ....................................... 3.50 6/1/42 42
40 Fannie Mae, Pool #AO9140 ....................................... 3.50 7/1/42 37
141 Fannie Mae, Pool #BM1568 ....................................... 3.50 7/1/47 129
64 Fannie Mae, Pool #MA1107 ....................................... 3.50 7/1/32 61
15 Fannie Mae, Pool #AE0981 ....................................... 3.50 3/1/41 14
6 Fannie Mae, Pool #AS2081 ........................................ 3.50 4/1/29 6
87 Fannie Mae, Pool #AU1635 ....................................... 3.50 7/1/43 80
70 Fannie Mae, Pool #FM1543 ....................................... 3.50 11/1/48 63
338 Fannie Mae, Pool #BU8723 ....................................... 3.50 6/1/52 301
47 Fannie Mae, Pool #MA3057 ....................................... 3.50 7/1/47 42
224 Fannie Mae, Pool #CB3601 ....................................... 3.50 5/1/52 199
48 Fannie Mae, Pool #MA3332 ....................................... 3.50 4/1/48 43
20 Fannie Mae, Pool #AP9390 ........................................ 3.50 10/1/42 19
8 Fannie Mae, Pool #MA3152 ....................................... 3.50 10/1/37 7
67 Fannie Mae, Pool #MA3238 ....................................... 3.50 1/1/48 60
251 Fannie Mae, Pool #AO8137 ....................................... 3.50 8/1/42 233
35 Fannie Mae, Pool #FM0020 ....................................... 3.50 7/1/49 31
92 Fannie Mae, Pool #AO3760 ....................................... 3.50 5/1/42 86
57 Fannie Mae, Pool #MA2125 ....................................... 3.50 12/1/44 51
56 Fannie Mae, Pool #FM1001 ....................................... 3.50 11/1/48 50
4 Fannie Mae, Pool #310139 ........................................ 3.50 11/1/25 4
49 Fannie Mae, Pool #FM3387 ....................................... 3.50 3/1/35 47

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 78 Fannie Mae, Pool #BH5155 ....................................... 3.50 9/1/47 $ 70
61 Fannie Mae, Pool #BM2000 ....................................... 3.50 5/1/47 55
4 Fannie Mae, Pool #AV6407 ....................................... 3.50 2/1/29 3
302 Fannie Mae, Pool #AO2548 ....................................... 3.50 4/1/42 280
52 Fannie Mae, Pool #AO4385 ....................................... 3.50 6/1/42 48
18 Fannie Mae, Pool #MA3614 ....................................... 3.50 3/1/49 16
111 Fannie Mae, Pool #MA3276 ....................................... 3.50 2/1/48 100
47 Fannie Mae, Pool #MA3121 ....................................... 4.00 9/1/47 44
2 Fannie Mae, Pool #AZ8874 ....................................... 4.00 9/1/45 1
36 Fannie Mae, Pool #FM1415 ....................................... 4.00 12/1/48 34
35 Fannie Mae, Pool #FM1571 ....................................... 4.00 12/1/48 32
48 Fannie Mae, Pool #AZ7362 ....................................... 4.00 11/1/45 45
52 Fannie Mae, Pool #MA3027 ....................................... 4.00 6/1/47 48
30 Fannie Mae, Pool #AL7347 ....................................... 4.00 9/1/45 28
47 Fannie Mae, Pool #FM0021 ....................................... 4.00 3/1/49 44
49 Fannie Mae, Pool #BM2002 ....................................... 4.00 10/1/47 45
41 Fannie Mae, Pool #AS9831 ........................................ 4.00 6/1/47 39
31 Fannie Mae, Pool #MA3563 ....................................... 4.00 1/1/49 29
10 Fannie Mae, Pool #MA2455 ....................................... 4.00 11/1/35 9
19 Fannie Mae, Pool #AL4778 ....................................... 4.00 10/1/32 18
28 Fannie Mae, Pool #AS7600 ........................................ 4.00 7/1/46 26
84 Fannie Mae, Pool #AS7558 ........................................ 4.00 7/1/46 78
373 Fannie Mae, Pool #FS0016 ........................................ 4.00 6/1/49 347
35 Fannie Mae, Pool #BN0334 ....................................... 4.00 12/1/48 32
39 Fannie Mae, Pool #AX0841 ....................................... 4.00 9/1/44 37
87 Fannie Mae, Pool #BN6677 ....................................... 4.00 6/1/49 80
41 Fannie Mae, Pool #AS9486 ........................................ 4.00 4/1/47 38
64 Fannie Mae, Pool #AO2959 ....................................... 4.00 5/1/42 60
19 Fannie Mae, Pool #BN5258 ....................................... 4.00 2/1/49 18
35 Fannie Mae, Pool #BM5685 ....................................... 4.00 6/1/48 33
31 Fannie Mae, Pool #BK9697 ....................................... 4.00 12/1/48 29
23 Fannie Mae, Pool #BK0915 ....................................... 4.00 7/1/48 21
40 Fannie Mae, Pool #MA4797 ....................................... 4.00 11/1/37 38
55 Fannie Mae, Pool #MA3804 ....................................... 4.00 10/1/49 50
365 Fannie Mae, Pool #FS3526 ........................................ 4.00 12/1/52 334
55 Fannie Mae, Pool #CA0183 ....................................... 4.00 8/1/47 52
37 Fannie Mae, Pool #AS8532 ........................................ 4.00 12/1/46 35
59 Fannie Mae, Pool #BD7081 ....................................... 4.00 3/1/47 55
79 Fannie Mae, Pool #FM5134 ....................................... 4.00 1/1/49 74
64 Fannie Mae, Pool #MA2995 ....................................... 4.00 5/1/47 59
34 Fannie Mae, Pool #AS7601 ........................................ 4.00 7/1/46 32
37 Fannie Mae, Pool #AY8981 ....................................... 4.00 8/1/45 35
4 Fannie Mae, Pool #AL2689 ....................................... 4.00 2/1/27 4
65 Fannie Mae, Pool #BK7943 ....................................... 4.00 11/1/48 61
5 Fannie Mae, Pool #MA2536 ....................................... 4.00 2/1/36 5
14 Fannie Mae, Pool #MA3592 ....................................... 4.00 2/1/49 13
35 Fannie Mae, Pool #MA3615 ....................................... 4.00 3/1/49 32
126 Fannie Mae, Pool #AS0531 ........................................ 4.00 9/1/43 118
21 Fannie Mae, Pool #MA3638 ....................................... 4.00 4/1/49 19
9 Fannie Mae, Pool #MA0695 ....................................... 4.00 4/1/31 9
58 Fannie Mae, Pool #MA3746 ....................................... 4.00 8/1/49 54
10 Fannie Mae, Pool #AH3394 ....................................... 4.00 1/1/41 10
14 Fannie Mae, Pool #MA0493 ....................................... 4.00 8/1/30 14
20 Fannie Mae, Pool #AY2291 ....................................... 4.00 3/1/45 19
30 Fannie Mae, Pool #AC7328 ....................................... 4.00 12/1/39 29
49 Fannie Mae, Pool #BJ9169 ........................................ 4.00 5/1/48 46
67 Fannie Mae, Pool #AU3753 ....................................... 4.00 8/1/43 63
13 Fannie Mae, Pool #MA3536 ....................................... 4.00 12/1/48 12
26 Fannie Mae, Pool #AS3903 ........................................ 4.00 11/1/44 24

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 27 Fannie Mae, Pool #BE8050 ........................................ 4.00 4/1/47 $ 25
18 Fannie Mae, Pool #MA3521 ....................................... 4.00 11/1/48 17
10 Fannie Mae, Pool #MA3427 ....................................... 4.00 7/1/33 10
29 Fannie Mae, Pool #CA0237 ....................................... 4.00 8/1/47 27
8 Fannie Mae, Pool #AW5109 ....................................... 4.00 8/1/44 8
7 Fannie Mae, Pool #MA3413 ....................................... 4.00 7/1/38 6
6 Fannie Mae, Pool #AS3448 ........................................ 4.00 9/1/44 6
18 Fannie Mae, Pool #MA3244 ....................................... 4.00 1/1/38 18
32 Fannie Mae, Pool #AS2498 ........................................ 4.00 5/1/44 30
5 Fannie Mae, Pool #AS7028 ........................................ 4.00 4/1/46 5
37 Fannie Mae, Pool #CA1894 ....................................... 4.00 6/1/48 34
8 Fannie Mae, Pool #AS2117 ........................................ 4.00 4/1/44 7
13 Fannie Mae, Pool #BH2623 ....................................... 4.00 8/1/47 12
37 Fannie Mae, Pool #MA3277 ....................................... 4.00 2/1/48 34
34 Fannie Mae, Pool #BK0909 ....................................... 4.00 7/1/48 31
3 Fannie Mae, Pool #CA3084 ....................................... 4.00 2/1/49 2
20 Fannie Mae, Pool #BM4991 ....................................... 4.00 9/1/48 18
1 Fannie Mae, Pool #AL9742 ....................................... 4.00 7/1/29 1
44 Fannie Mae, Pool #BK7608 ....................................... 4.00 9/1/48 41
11 Fannie Mae, Pool #BJ0639 ........................................ 4.00 3/1/48 10
226 Fannie Mae, Pool #MA4732 ....................................... 4.00 9/1/52 207
3 Fannie Mae, Pool #BM4306 ....................................... 4.00 9/1/25 3
51 Fannie Mae, Pool #CA1015 ....................................... 4.00 1/1/48 47
45 Fannie Mae, Pool #AL8387 ....................................... 4.00 3/1/46 42
42 Fannie Mae, Pool #FM1960 ....................................... 4.00 5/1/49 39
5 Fannie Mae, Pool #BM5525 ....................................... 4.00 3/1/31 5
2 Fannie Mae, Pool #AE0375 ....................................... 4.00 7/1/25 2
27 Fannie Mae, Pool #BN0594 ....................................... 4.00 12/1/48 25
4 Fannie Mae, Pool #MA3037 ....................................... 4.00 6/1/37 4
142 Fannie Mae, Pool #AJ7689 ........................................ 4.00 12/1/41 133
5 Fannie Mae, Pool #AW9041 ....................................... 4.00 8/1/44 4
20 Fannie Mae, Pool #CA2474 ....................................... 4.00 7/1/48 18
25 Fannie Mae, Pool #BC5559 ....................................... 4.00 3/1/46 23
48 Fannie Mae, Pool #MA0641 ....................................... 4.00 2/1/31 47
12 Fannie Mae, Pool #CA2469 ....................................... 4.00 10/1/48 11
24 Fannie Mae, Pool #BA6910 ....................................... 4.00 2/1/46 22
5 Fannie Mae, Pool #MA2655 ....................................... 4.00 6/1/36 5
1 Fannie Mae, Pool #BA0847 ....................................... 4.00 3/1/46 1
104 Fannie Mae, Pool #AY1377 ....................................... 4.00 4/1/45 97
14 Fannie Mae, Pool #AT3872 ........................................ 4.00 6/1/43 13
18 Fannie Mae, Pool #AY0025 ....................................... 4.00 2/1/45 17
13 Fannie Mae, Pool #FM1101 ....................................... 4.00 7/1/34 13
25 Fannie Mae, Pool #AY1595 ....................................... 4.00 1/1/45 23
89 Fannie Mae, Pool #AZ8067 ....................................... 4.00 9/1/45 82
146 Fannie Mae, Pool #AJ5303 ........................................ 4.00 11/1/41 138
272 Fannie Mae, Pool #190405 ........................................ 4.00 10/1/40 256
1 Fannie Mae, Pool #AC2995 ....................................... 4.00 9/1/24 1
112 Fannie Mae, Pool #AJ7857 ........................................ 4.00 12/1/41 105
10 Fannie Mae, Pool #MA3216 ....................................... 4.00 12/1/37 10
21 Fannie Mae, Pool #AH6242 ....................................... 4.00 4/1/26 21
85 Fannie Mae, Pool #AH5859 ....................................... 4.00 2/1/41 80
39 Fannie Mae, Pool #AV2340 ....................................... 4.00 12/1/43 36
42 Fannie Mae, Pool #AS3216 ........................................ 4.00 9/1/44 40
53 Fannie Mae, Pool #MA3211 ....................................... 4.00 12/1/47 49
56 Fannie Mae, Pool #MA3183 ....................................... 4.00 11/1/47 52
13 Fannie Mae, Pool #AS8823 ........................................ 4.00 2/1/47 12
32 Fannie Mae, Pool #AW5063 ....................................... 4.00 7/1/44 30
31 Fannie Mae, Pool #AS3467 ........................................ 4.00 10/1/44 29
24 Fannie Mae, Pool #AS3468 ........................................ 4.00 10/1/44 22

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 40 Fannie Mae, Pool #AS3293 ........................................ 4.00 9/1/44 $ 37
10 Fannie Mae, Pool #AH6790 ....................................... 4.50 3/1/41 10
10 Fannie Mae, Pool #AB1470 ....................................... 4.50 9/1/40 10
25 Fannie Mae, Pool #AB1389 ....................................... 4.50 8/1/40 24
42 Fannie Mae, Pool #AS8157 ........................................ 4.50 10/1/46 40
8 Fannie Mae, Pool #AS0861 ........................................ 4.50 10/1/43 8
36 Fannie Mae, Pool #CA0148 ....................................... 4.50 8/1/47 35
50 Fannie Mae, Pool #AD8529 ....................................... 4.50 8/1/40 49
34 Fannie Mae, Pool #BE5992 ........................................ 4.50 2/1/47 33
12 Fannie Mae, Pool #AU5302 ....................................... 4.50 10/1/43 12
378 Fannie Mae, Pool #BV7928 ....................................... 4.50 8/1/52 357
94 Fannie Mae, Pool #AS9394 ........................................ 4.50 4/1/47 90
25 Fannie Mae, Pool #AS1638 ........................................ 4.50 2/1/44 24
26 Fannie Mae, Pool #AS2276 ........................................ 4.50 4/1/44 25
128 Fannie Mae, Pool #AH7521 ....................................... 4.50 3/1/41 125
26 Fannie Mae, Pool #MA0481 ....................................... 4.50 8/1/30 25
184 Fannie Mae, Pool #AL1107 ........................................ 4.50 11/1/41 180
17 Fannie Mae, Pool #MA3537 ....................................... 4.50 12/1/48 17
49 Fannie Mae, Pool #CA1711 ....................................... 4.50 5/1/48 47
21 Fannie Mae, Pool #CA0623 ....................................... 4.50 10/1/47 20
10 Fannie Mae, Pool #CA1218 ....................................... 4.50 2/1/48 10
45 Fannie Mae, Pool #MA3639 ....................................... 4.50 4/1/49 43
56 Fannie Mae, Pool #AE0217 ....................................... 4.50 8/1/40 54
20 Fannie Mae, Pool #MA3522 ....................................... 4.50 11/1/48 19
18 Fannie Mae, Pool #BK5283 ....................................... 4.50 6/1/48 17
14 Fannie Mae, Pool #MA3593 ....................................... 4.50 2/1/49 14
11 Fannie Mae, Pool #AA0860 ....................................... 4.50 1/1/39 11
12 Fannie Mae, Pool #FM3619 ....................................... 4.50 1/1/50 11
3 Fannie Mae, Pool #BN0877 ....................................... 4.50 11/1/48 3
211 Fannie Mae, Pool #MA3184 ....................................... 4.50 11/1/47 205
40 Fannie Mae, Pool #AL4450 ....................................... 4.50 12/1/43 39
3 Fannie Mae, Pool #AW7048 ....................................... 4.50 6/1/44 3
123 Fannie Mae, Pool #AH9055 ....................................... 4.50 4/1/41 120
12 Fannie Mae, Pool #AS8576 ........................................ 4.50 12/1/46 12
47 Fannie Mae, Pool #BK1416 ....................................... 4.50 5/1/48 45
4 Fannie Mae, Pool #BK8830 ....................................... 4.50 8/1/48 4
15 Fannie Mae, Pool #BM1285 ....................................... 4.50 5/1/47 15
49 Fannie Mae, Pool #AI4815 ........................................ 4.50 6/1/41 47
8 Fannie Mae, Pool #AL8816 ....................................... 4.50 9/1/45 8
47 Fannie Mae, Pool #AB3192 ....................................... 4.50 6/1/41 45
380 Fannie Mae, Pool #MA5070 ....................................... 4.50 7/1/53 358
14 Fannie Mae, Pool #BE6489 ........................................ 4.50 1/1/47 13
— Fannie Mae, Pool #AA9781 ....................................... 4.50 7/1/24 —
24 Fannie Mae, Pool #AL5082 ....................................... 4.50 3/1/44 24
392 Fannie Mae, POOL# FS7252 ...................................... 5.00 11/1/53 379
8 Fannie Mae, Pool #MA3617 ....................................... 5.00 3/1/49 8
286 Fannie Mae, Pool #MA4918 ....................................... 5.00 2/1/53 277
19 Fannie Mae, Pool #AS0837 ........................................ 5.00 10/1/43 19
226 Fannie Mae, Pool #889117 ........................................ 5.00 10/1/35 226
11 Fannie Mae, Pool #MA3472 ....................................... 5.00 9/1/48 11
13 Fannie Mae, Pool #725238 ........................................ 5.00 3/1/34 13
8 Fannie Mae, Pool #MA3527 ....................................... 5.00 11/1/48 8
21 Fannie Mae, Pool #AS0575 ........................................ 5.00 9/1/43 21
14 Fannie Mae, Pool #MA3669 ....................................... 5.00 5/1/49 13
10 Fannie Mae, Pool #890603 ........................................ 5.00 8/1/41 10
377 Fannie Mae, Pool #MA5071 ....................................... 5.00 7/1/53 364
10 Fannie Mae, Pool #890621 ........................................ 5.00 5/1/42 10
312 Fannie Mae, Pool #MA4761 ....................................... 5.00 9/1/52 302
10 Fannie Mae, Pool #CA1795 ....................................... 5.00 5/1/48 10

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 23 Fannie Mae, Pool #AL5788 ....................................... 5.00 5/1/42 $ 23
53 Fannie Mae, Pool #AH5988 ....................................... 5.00 3/1/41 52
1 Fannie Mae, Pool #BM3781 ....................................... 5.00 11/1/30 1
8 Fannie Mae, Pool #MA3708 ....................................... 5.00 6/1/49 8
19 Fannie Mae, Pool #MA3594 ....................................... 5.00 2/1/49 19
18 Fannie Mae, Pool #BM3904 ....................................... 5.00 5/1/48 18
12 Fannie Mae, Pool #CA0349 ....................................... 5.00 9/1/47 11
23 Fannie Mae, Pool #836750 ........................................ 5.00 10/1/35 23
381 Fannie Mae, Pool #MA4919 ....................................... 5.50 2/1/53 376
399 Fannie Mae, POOL# MA5165 ...................................... 5.50 10/1/53 394
396 Fannie Mae, POOL# MA5138 ...................................... 5.50 9/1/53 390
484 Fannie Mae, Pool #MA5107 ....................................... 5.50 8/1/53 477
383 Fannie Mae, Pool #MA5190 ....................................... 5.50 11/1/53 379
6 Fannie Mae, Pool #929451 ........................................ 5.50 5/1/38 6
366 Fannie Mae, Pool #890221 ........................................ 5.50 12/1/33 370
380 Fannie Mae, Pool #MA5010 ....................................... 5.50 5/1/53 375
370 Fannie Mae, Pool #MA5072 ....................................... 5.50 7/1/53 365
348 Fannie Mae, Pool #FS3360 ........................................ 5.50 12/1/52 347
377 Fannie Mae, Pool #MA5073 ....................................... 6.00 7/1/53 378
223 Fannie Mae, Pool #725228 ........................................ 6.00 3/1/34 226
380 Fannie Mae, Pool #MA5108 ....................................... 6.00 8/1/53 381
44 Fannie Mae, Pool #CB5704 ....................................... 6.00 2/1/53 45
387 Fannie Mae, POOL# MA5191 ...................................... 6.00 11/1/53 388
385 Fannie Mae, Pool #MA5166 ....................................... 6.00 10/1/53 386
361 Fannie Mae, Pool #MA5140 ....................................... 6.50 9/1/53 367
54 Fannie Mae, Pool #889984 ........................................ 6.50 10/1/38 56
371 Fannie Mae, Pool #MA5217 ....................................... 6.50 12/1/53 378
450 Fannie Mae, POOL# MA5422 ...................................... 6.50 7/1/54 458
376 Fannie Mae, Pool #MA5273 ....................................... 6.50 2/1/54 383
175 Fannie Mae, 15 YR TBA ......................................... 1.50 7/25/39 149
25 Fannie Mae, 15 YR TBA ......................................... 2.00 8/25/39 22
25 Fannie Mae, 15 YR TBA ......................................... 2.00 7/25/39 22
25 Fannie Mae, 15 YR TBA ......................................... 2.50 7/25/39 23
175 Fannie Mae, 15 YR TBA ......................................... 3.00 7/25/39 162
75 Fannie Mae, 15 YR TBA ......................................... 3.50 7/25/39 71
125 Fannie Mae, 15 YR TBA ......................................... 4.00 7/25/39 120
175 Fannie Mae, 15 YR TBA ......................................... 4.50 7/25/39 171
25 Fannie Mae, 15 YR TBA ......................................... 5.00 9/25/39 25
175 Fannie Mae, 15 YR TBA ......................................... 5.00 7/25/39 173
200 Fannie Mae, 15 YR TBA ......................................... 5.50 7/25/39 200
25 Fannie Mae, 15 YR TBA ......................................... 6.00 8/25/39 25
200 Fannie Mae, 30 YR TBA ......................................... 1.50 7/25/54 149
125 Fannie Mae, 30 YR TBA ......................................... 2.00 7/25/54 98
75 Fannie Mae, 30 YR TBA ......................................... 2.00 8/25/54 59
325 Fannie Mae, 30 YR TBA ......................................... 2.50 7/25/54 265
25 Fannie Mae, 30 YR TBA ......................................... 2.50 8/25/54 20
300 Fannie Mae, 30 YR TBA ......................................... 3.00 7/25/54 255
25 Fannie Mae, 30 YR TBA ......................................... 3.00 8/25/54 21
225 Fannie Mae, 30 YR TBA ......................................... 3.50 7/25/54 199
325 Fannie Mae, 30 YR TBA ......................................... 4.00 7/25/54 297
25 Fannie Mae, 30 YR TBA ......................................... 4.00 8/25/54 23
625 Fannie Mae, 30 YR TBA ......................................... 4.50 7/25/54 590
25 Fannie Mae, 30 YR TBA ......................................... 4.50 8/25/54 24
925 Fannie Mae, 30 YR TBA ......................................... 5.00 7/25/54 895
100 Fannie Mae, 30 YR TBA ......................................... 5.00 8/25/54 97
550 Fannie Mae, 30 YR TBA ......................................... 5.50 7/25/54 543
425 Fannie Mae, 30 YR TBA ......................................... 5.50 8/25/54 419
575 Fannie Mae, 30 YR TBA ......................................... 6.00 7/25/54 578
550 Fannie Mae, 30 YR TBA ......................................... 6.00 8/25/54 552

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 1,250 Fannie Mae, 30 YR TBA ......................................... 6.50 7/25/54 $ 1,273
250 Fannie Mae, 30 YR TBA ......................................... 6.50 8/25/54 254
1,100 Fannie Mae, 30 YR TBA ......................................... 7.00 7/25/54 1,132
25 Fannie Mae, 30 YR TBA ......................................... 7.00 8/25/54 26
353 Freddie Mac, Pool #SB8106 ....................................... 1.50 6/1/36 302
296 Freddie Mac, Pool #QN9521 ....................................... 1.50 2/1/37 253
373 Freddie Mac, Pool #SD8154 ....................................... 1.50 7/1/51 278
363 Freddie Mac, Pool #QC0962 ....................................... 1.50 4/1/51 270
59 Freddie Mac, Pool #RB5110 ....................................... 1.50 5/1/41 48
175 Freddie Mac, Pool #SD8139 ....................................... 1.50 4/1/51 130
384 Freddie Mac, Pool #SB8083 ....................................... 1.50 1/1/36 330
330 Freddie Mac, Pool #SB8097 ....................................... 1.50 4/1/36 282
67 Freddie Mac, Pool #SD8082 ....................................... 1.50 10/1/50 50
369 Freddie Mac, Pool #SB8144 ....................................... 1.50 3/1/37 315
373 Freddie Mac, Pool #SB8088 ....................................... 1.50 2/1/36 319
385 Freddie Mac, Pool #QC3697 ....................................... 2.00 6/1/51 301
393 Freddie Mac, Pool #QD1254 ....................................... 2.00 11/1/51 307
383 Freddie Mac, Pool #QC6815 ....................................... 2.00 9/1/51 299
399 Freddie Mac, Pool #SD8199 ....................................... 2.00 3/1/52 312
396 Freddie Mac, Pool #SD8079 ....................................... 2.00 7/1/50 313
349 Freddie Mac, Pool #SD8121 ....................................... 2.00 1/1/51 274
436 Freddie Mac, Pool #SD8188 ....................................... 2.00 1/1/52 341
403 Freddie Mac, Pool #SD8172 ....................................... 2.00 10/1/51 316
236 Freddie Mac, Pool #RA6025 ....................................... 2.00 10/1/51 186
352 Freddie Mac, Pool #RA3205 ....................................... 2.00 8/1/50 280
122 Freddie Mac, Pool #RB5138 ....................................... 2.00 12/1/41 103
381 Freddie Mac, Pool #RA5928 ....................................... 2.00 9/1/51 299
228 Freddie Mac, Pool #RB5114 ....................................... 2.00 6/1/41 192
507 Freddie Mac, Pool #SB8128 ....................................... 2.00 11/1/36 446
453 Freddie Mac, Pool #SD8113 ....................................... 2.00 12/1/50 354
316 Freddie Mac, Pool #SB8115 ....................................... 2.00 8/1/36 278
216 Freddie Mac, Pool #RB5121 ....................................... 2.00 8/1/41 182
424 Freddie Mac, Pool #RA6026 ....................................... 2.00 10/1/51 333
407 Freddie Mac, Pool #SD8177 ....................................... 2.00 11/1/51 319
402 Freddie Mac, Pool #QC7473 ....................................... 2.00 9/1/51 315
216 Freddie Mac, Pool #QC0423 ....................................... 2.00 4/1/51 169
392 Freddie Mac, Pool #QC3597 ....................................... 2.00 6/1/51 307
439 Freddie Mac, Pool #QB7708 ....................................... 2.00 1/1/51 344
381 Freddie Mac, Pool #SD8134 ....................................... 2.00 3/1/51 299
416 Freddie Mac, Pool #QC6925 ....................................... 2.00 9/1/51 326
23 Freddie Mac, Pool #J25777 ........................................ 2.00 9/1/28 21
9 Freddie Mac, Pool #J25759 ........................................ 2.00 8/1/28 8
414 Freddie Mac, Pool #QD0433 ....................................... 2.00 11/1/51 324
399 Freddie Mac, Pool #QB9896 ....................................... 2.00 3/1/51 312
125 Freddie Mac, Pool #RB5141 ....................................... 2.00 1/1/42 104
398 Freddie Mac, Pool #QC4423 ....................................... 2.00 7/1/51 311
335 Freddie Mac, Pool #RA4986 ....................................... 2.00 4/1/51 265
201 Freddie Mac, Pool #SB8061 ....................................... 2.00 9/1/35 178
356 Freddie Mac, Pool #QB8064 ....................................... 2.00 1/1/51 279
357 Freddie Mac, Pool #QC1333 ....................................... 2.00 5/1/51 279
329 Freddie Mac, Pool #RA3575 ....................................... 2.00 9/1/50 260
432 Freddie Mac, Pool #SD8182 ....................................... 2.00 12/1/51 339
130 Freddie Mac, Pool #QD3162 ....................................... 2.00 12/1/51 102
370 Freddie Mac, Pool #QO0110 ....................................... 2.00 4/1/37 325
419 Freddie Mac, Pool #QD5748 ....................................... 2.00 2/1/52 328
433 Freddie Mac, Pool #RA6333 ....................................... 2.00 11/1/51 339
13 Freddie Mac, Pool #G18547 ....................................... 2.00 3/1/30 12
381 Freddie Mac, Pool #RA5040 ....................................... 2.00 4/1/51 300
388 Freddie Mac, Pool #SD8098 ....................................... 2.00 10/1/50 305

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 120 Freddie Mac, Pool #RB5095 ....................................... 2.00 1/1/41 $ 101
260 Freddie Mac, Pool #SD8150 ....................................... 2.00 6/1/51 204
344 Freddie Mac, Pool #QB3926 ....................................... 2.00 10/1/50 270
210 Freddie Mac, Pool #SD7537 ....................................... 2.00 3/1/51 166
217 Freddie Mac, Pool #SD8146 ....................................... 2.00 5/1/51 170
274 Freddie Mac, Pool #RC1727 ....................................... 2.00 12/1/35 241
368 Freddie Mac, Pool #RA4214 ....................................... 2.00 12/1/50 291
345 Freddie Mac, Pool #QB3716 ....................................... 2.00 9/1/50 271
366 Freddie Mac, Pool #RA3328 ....................................... 2.00 8/1/50 289
375 Freddie Mac, Pool #SD8160 ....................................... 2.00 8/1/51 294
451 Freddie Mac, Pool #RB5153 ....................................... 2.00 4/1/42 366
210 Freddie Mac, Pool #RA5256 ....................................... 2.00 5/1/51 166
488 Freddie Mac, Pool #RA3606 ....................................... 2.00 10/1/50 386
411 Freddie Mac, Pool #RA5155 ....................................... 2.00 5/1/51 320
27 Freddie Mac, Pool #G18634 ....................................... 2.00 3/1/32 24
335 Freddie Mac, Pool #SD8128 ....................................... 2.00 2/1/51 263
337 Freddie Mac, Pool #SB8079 ....................................... 2.00 12/1/35 299
237 Freddie Mac, Pool #RA5257 ....................................... 2.00 5/1/51 187
359 Freddie Mac, Pool #QB6893 ....................................... 2.00 12/1/50 282
358 Freddie Mac, Pool #QC1075 ....................................... 2.00 4/1/51 281
152 Freddie Mac, Pool #RB5111 ....................................... 2.00 5/1/41 128
81 Freddie Mac, Pool #ZS7735 ....................................... 2.00 1/1/32 73
321 Freddie Mac, Pool #SB8107 ....................................... 2.00 6/1/36 283
440 Freddie Mac, Pool #SD8193 ....................................... 2.00 2/1/52 344
398 Freddie Mac, Pool #RA6507 ....................................... 2.00 12/1/51 312
354 Freddie Mac, Pool #SB8510 ....................................... 2.00 2/1/36 313
411 Freddie Mac, Pool #SD0731 ....................................... 2.00 5/1/51 326
292 Freddie Mac, Pool #SD8129 ....................................... 2.50 2/1/51 240
117 Freddie Mac, Pool #SB0301 ....................................... 2.50 4/1/35 106
219 Freddie Mac, Pool #QA9142 ....................................... 2.50 5/1/50 180
49 Freddie Mac, Pool #RB5072 ....................................... 2.50 9/1/40 43
323 Freddie Mac, Pool #SD8141 ....................................... 2.50 4/1/51 265
164 Freddie Mac, Pool #RA2645 ....................................... 2.50 6/1/50 136
7 Freddie Mac, Pool #G08755 ....................................... 2.50 2/1/47 6
84 Freddie Mac, Pool #QE2352 ....................................... 2.50 5/1/52 68
102 Freddie Mac, Pool #G18611 ....................................... 2.50 9/1/31 96
352 Freddie Mac, Pool #QC2031 ....................................... 2.50 5/1/51 288
34 Freddie Mac, Pool #ZS8692 ....................................... 2.50 4/1/33 31
21 Freddie Mac, Pool #RA6815 ....................................... 2.50 2/1/52 17
386 Freddie Mac, Pool #QC7457 ....................................... 2.50 9/1/51 316
3 Freddie Mac, Pool #J30875 ........................................ 2.50 3/1/30 3
296 Freddie Mac, Pool #SD8114 ....................................... 2.50 12/1/50 244
264 Freddie Mac, Pool #QB3703 ....................................... 2.50 9/1/50 218
196 Freddie Mac, Pool #SD8067 ....................................... 2.50 6/1/50 162
449 Freddie Mac, Pool #SD8212 ....................................... 2.50 5/1/52 367
233 Freddie Mac, Pool #RA3528 ....................................... 2.50 9/1/50 190
376 Freddie Mac, Pool #SD8183 ....................................... 2.50 12/1/51 309
22 Freddie Mac, Pool #Q42878 ....................................... 2.50 9/1/46 18
131 Freddie Mac, Pool #SD8055 ....................................... 2.50 4/1/50 108
9 Freddie Mac, Pool #ZT2094 ....................................... 2.50 6/1/34 8
274 Freddie Mac, Pool #QB3287 ....................................... 2.50 8/1/50 226
262 Freddie Mac, Pool #SD8099 ....................................... 2.50 10/1/50 216
8 Freddie Mac, Pool #G08638 ....................................... 2.50 4/1/45 7
19 Freddie Mac, Pool #J25585 ........................................ 2.50 9/1/28 18
32 Freddie Mac, Pool #J23440 ........................................ 2.50 4/1/28 31
65 Freddie Mac, Pool #SB8045 ....................................... 2.50 5/1/35 60
54 Freddie Mac, Pool #J26408 ........................................ 2.50 11/1/28 52
290 Freddie Mac, Pool #SD8122 ....................................... 2.50 1/1/51 239
108 Freddie Mac, Pool #RB5086 ....................................... 2.50 11/1/40 95

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 427 Freddie Mac, Pool #RA6621 ....................................... 2.50 1/1/52 $ 352
11 Freddie Mac, Pool #C91904 ....................................... 2.50 11/1/36 10
384 Freddie Mac, Pool #QC9156 ....................................... 2.50 10/1/51 315
379 Freddie Mac, Pool #QC2251 ....................................... 2.50 5/1/51 309
149 Freddie Mac, Pool #SD8083 ....................................... 2.50 8/1/50 123
52 Freddie Mac, Pool #J37902 ........................................ 2.50 11/1/32 48
411 Freddie Mac, Pool #QD5204 ....................................... 2.50 1/1/52 337
40 Freddie Mac, Pool #G18470 ....................................... 2.50 6/1/28 39
32 Freddie Mac, Pool #ZS8483 ....................................... 2.50 3/1/28 31
319 Freddie Mac, Pool #SD0412 ....................................... 2.50 8/1/50 267
430 Freddie Mac, Pool #SD8194 ....................................... 2.50 2/1/52 351
33 Freddie Mac, Pool #J35643 ........................................ 2.50 11/1/31 31
283 Freddie Mac, Pool #SD8151 ....................................... 2.50 6/1/51 231
83 Freddie Mac, Pool #J38477 ........................................ 2.50 2/1/33 77
398 Freddie Mac, Pool #SD0780 ....................................... 2.50 12/1/51 328
268 Freddie Mac, Pool #RA2634 ....................................... 2.50 5/1/50 221
29 Freddie Mac, Pool #C09026 ....................................... 2.50 2/1/43 25
300 Freddie Mac, Pool #RA2897 ....................................... 2.50 6/1/50 248
359 Freddie Mac, Pool #RA5286 ....................................... 2.50 5/1/51 293
219 Freddie Mac, Pool #RA2595 ....................................... 2.50 5/1/50 181
147 Freddie Mac, Pool #QA5290 ....................................... 2.50 12/1/49 122
429 Freddie Mac, Pool #SD8147 ....................................... 2.50 5/1/51 350
18 Freddie Mac, Pool #G18485 ....................................... 2.50 10/1/28 17
36 Freddie Mac, Pool #G18533 ....................................... 2.50 12/1/29 34
69 Freddie Mac, Pool #G18680 ....................................... 2.50 3/1/33 63
433 Freddie Mac, Pool #SD1011 ....................................... 2.50 4/1/52 354
6 Freddie Mac, Pool #G18472 ....................................... 2.50 7/1/28 6
221 Freddie Mac, Pool #SD8205 ....................................... 2.50 4/1/52 181
120 Freddie Mac, Pool #SB8108 ....................................... 2.50 6/1/36 109
26 Freddie Mac, Pool #J18954 ........................................ 2.50 4/1/27 25
371 Freddie Mac, Pool #RA5802 ....................................... 2.50 9/1/51 306
46 Freddie Mac, Pool #G18635 ....................................... 2.50 3/1/32 43
372 Freddie Mac, Pool #RA5832 ....................................... 2.50 9/1/51 308
328 Freddie Mac, Pool #SD8021 ....................................... 2.50 9/1/49 271
50 Freddie Mac, Pool #RB5054 ....................................... 2.50 6/1/40 44
236 Freddie Mac, Pool #RB5157 ....................................... 2.50 5/1/42 204
313 Freddie Mac, Pool #RA4527 ....................................... 2.50 2/1/51 258
402 Freddie Mac, Pool #SD8189 ....................................... 2.50 1/1/52 329
107 Freddie Mac, Pool #RB5043 ....................................... 2.50 4/1/40 94
404 Freddie Mac, Pool #RA6340 ....................................... 2.50 11/1/51 333
42 Freddie Mac, Pool #ZK8425 ....................................... 2.50 12/1/31 39
301 Freddie Mac, Pool #RA2643 ....................................... 2.50 6/1/50 249
49 Freddie Mac, Pool #G18568 ....................................... 2.50 9/1/30 46
392 Freddie Mac, Pool #RA6019 ....................................... 2.50 10/1/51 324
404 Freddie Mac, Pool #RA6493 ....................................... 2.50 12/1/51 330
426 Freddie Mac, Pool #RA6765 ....................................... 2.50 2/1/52 350
21 Freddie Mac, Pool #G18704 ....................................... 2.50 6/1/33 19
10 Freddie Mac, Pool #G18665 ....................................... 2.50 11/1/32 10
281 Freddie Mac, Pool #SD8167 ....................................... 2.50 9/1/51 230
313 Freddie Mac, Pool #SD0578 ....................................... 2.50 3/1/51 256
56 Freddie Mac, Pool #ZS4687 ....................................... 2.50 11/1/46 46
30 Freddie Mac, Pool #SB8062 ....................................... 2.50 9/1/35 28
19 Freddie Mac, Pool #SB8053 ....................................... 2.50 7/1/35 17
34 Freddie Mac, Pool #G18569 ....................................... 3.00 9/1/30 31
105 Freddie Mac, Pool #ZM2285 ....................................... 3.00 12/1/46 92
36 Freddie Mac, Pool #J17774 ........................................ 3.00 1/1/27 35
66 Freddie Mac, Pool #ZS4693 ....................................... 3.00 12/1/46 58
98 Freddie Mac, Pool #C04619 ....................................... 3.00 3/1/43 87
157 Freddie Mac, Pool #ZS4519 ....................................... 3.00 6/1/43 140

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 82 Freddie Mac, Pool #ZS4512 ....................................... 3.00 5/1/43 $ 73
92 Freddie Mac, Pool #SD8242 ....................................... 3.00 9/1/52 78
34 Freddie Mac, Pool #G08640 ....................................... 3.00 5/1/45 30
76 Freddie Mac, Pool #QA1033 ....................................... 3.00 7/1/49 66
38 Freddie Mac, Pool #G08783 ....................................... 3.00 10/1/47 33
345 Freddie Mac, Pool #QD9881 ....................................... 3.00 3/1/52 294
41 Freddie Mac, Pool #ZS4688 ....................................... 3.00 11/1/46 36
34 Freddie Mac, Pool #G18531 ....................................... 3.00 11/1/29 33
24 Freddie Mac, Pool #C91819 ....................................... 3.00 4/1/35 22
53 Freddie Mac, Pool #ZM2169 ....................................... 3.00 11/1/46 47
52 Freddie Mac, Pool #ZS4706 ....................................... 3.00 3/1/47 46
24 Freddie Mac, Pool #C91927 ....................................... 3.00 5/1/37 22
21 Freddie Mac, Pool #RB5162 ....................................... 3.00 6/1/42 19
99 Freddie Mac, Pool #SD8024 ....................................... 3.00 11/1/49 86
53 Freddie Mac, Pool #RA2594 ....................................... 3.00 5/1/50 45
29 Freddie Mac, Pool #G08648 ....................................... 3.00 6/1/45 25
8 Freddie Mac, Pool #C91943 ....................................... 3.00 7/1/37 7
75 Freddie Mac, Pool #G60187 ....................................... 3.00 8/1/45 66
11 Freddie Mac, Pool #J38807 ........................................ 3.00 4/1/33 11
11 Freddie Mac, Pool #J38057 ........................................ 3.00 12/1/32 10
21 Freddie Mac, Pool #J36428 ........................................ 3.00 2/1/32 20
10 Freddie Mac, Pool #C91969 ....................................... 3.00 1/1/38 9
11 Freddie Mac, Pool #C91905 ....................................... 3.00 11/1/36 10
12 Freddie Mac, Pool #C91924 ....................................... 3.00 4/1/37 11
26 Freddie Mac, Pool #ZS4703 ....................................... 3.00 2/1/47 23
38 Freddie Mac, Pool #G18518 ....................................... 3.00 7/1/29 36
37 Freddie Mac, Pool #ZT0715 ....................................... 3.00 9/1/48 32
26 Freddie Mac, Pool #ZS8686 ....................................... 3.00 2/1/33 25
18 Freddie Mac, Pool #J38675 ........................................ 3.00 3/1/33 17
53 Freddie Mac, Pool #ZS4779 ....................................... 3.00 6/1/48 45
39 Freddie Mac, Pool #G15217 ....................................... 3.00 11/1/29 38
72 Freddie Mac, Pool #ZM2089 ....................................... 3.00 11/1/46 63
40 Freddie Mac, Pool #ZT0195 ....................................... 3.00 9/1/46 35
2 Freddie Mac, Pool #J14241 ........................................ 3.00 1/1/26 2
19 Freddie Mac, Pool #G18582 ....................................... 3.00 1/1/31 18
94 Freddie Mac, Pool #ZS4658 ....................................... 3.00 4/1/46 82
48 Freddie Mac, Pool #ZT1323 ....................................... 3.00 10/1/48 41
114 Freddie Mac, Pool #G60989 ....................................... 3.00 12/1/46 99
69 Freddie Mac, Pool #C04422 ....................................... 3.00 12/1/42 60
70 Freddie Mac, Pool #G18673 ....................................... 3.00 1/1/33 66
5 Freddie Mac, Pool #Q13086 ....................................... 3.00 11/1/42 4
224 Freddie Mac, Pool #Q21065 ....................................... 3.00 8/1/43 195
110 Freddie Mac, Pool #QA9049 ....................................... 3.00 4/1/50 95
38 Freddie Mac, Pool #G15145 ....................................... 3.00 7/1/29 36
47 Freddie Mac, Pool #Q20067 ....................................... 3.00 7/1/43 41
48 Freddie Mac, Pool #ZA2313 ....................................... 3.00 9/1/33 45
443 Freddie Mac, Pool #ZS4522 ....................................... 3.00 7/1/43 395
129 Freddie Mac, Pool #ZS4697 ....................................... 3.00 1/1/47 113
4 Freddie Mac, Pool #C91939 ....................................... 3.00 6/1/37 4
21 Freddie Mac, Pool #G08540 ....................................... 3.00 8/1/43 18
5 Freddie Mac, Pool #Q18882 ....................................... 3.00 5/1/43 4
18 Freddie Mac, Pool #SD8030 ....................................... 3.00 12/1/49 15
110 Freddie Mac, Pool #Q16222 ....................................... 3.00 3/1/43 96
63 Freddie Mac, Pool #QA8065 ....................................... 3.00 3/1/50 55
48 Freddie Mac, Pool #G18514 ....................................... 3.00 6/1/29 45
80 Freddie Mac, Pool #ZA1283 ....................................... 3.00 1/1/43 70
8 Freddie Mac, Pool #C91826 ....................................... 3.00 5/1/35 7
13 Freddie Mac, Pool #G18575 ....................................... 3.00 11/1/30 12
61 Freddie Mac, Pool #SD8074 ....................................... 3.00 7/1/50 53

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 99 Freddie Mac, Pool #SB8046 ....................................... 3.00 5/1/35 $ 92
11 Freddie Mac, Pool #J33135 ........................................ 3.00 11/1/30 10
119 Freddie Mac, Pool #Q45735 ....................................... 3.00 1/1/47 105
131 Freddie Mac, Pool #SD8184 ....................................... 3.00 12/1/51 112
327 Freddie Mac, Pool #SD8174 ....................................... 3.00 10/1/51 281
11 Freddie Mac, Pool #Q18599 ....................................... 3.00 6/1/43 10
31 Freddie Mac, Pool #ZS4641 ....................................... 3.00 12/1/45 27
60 Freddie Mac, Pool #C91581 ....................................... 3.00 11/1/32 57
13 Freddie Mac, Pool #ZT2019 ....................................... 3.00 5/1/34 12
10 Freddie Mac, Pool #J29932 ........................................ 3.00 11/1/29 9
20 Freddie Mac, Pool #G30945 ....................................... 3.00 9/1/36 18
90 Freddie Mac, Pool #ZS4621 ....................................... 3.00 7/1/45 79
3 Freddie Mac, Pool #C91809 ....................................... 3.00 2/1/35 3
2 Freddie Mac, Pool #J17111 ........................................ 3.00 10/1/26 2
2 Freddie Mac, Pool #Q39527 ....................................... 3.00 3/1/46 1
52 Freddie Mac, Pool #ZM2721 ....................................... 3.00 2/1/47 46
19 Freddie Mac, Pool #C91798 ....................................... 3.00 12/1/34 17
20 Freddie Mac, Pool #Q19754 ....................................... 3.00 7/1/43 18
4 Freddie Mac, Pool #C91949 ....................................... 3.00 9/1/37 4
39 Freddie Mac, Pool #Q41795 ....................................... 3.00 7/1/46 34
93 Freddie Mac, Pool #Q43734 ....................................... 3.00 10/1/46 82
15 Freddie Mac, Pool #G18715 ....................................... 3.00 12/1/33 14
9 Freddie Mac, Pool #G18534 ....................................... 3.00 12/1/29 9
39 Freddie Mac, Pool #SD8056 ....................................... 3.00 4/1/50 33
197 Freddie Mac, Pool #QB1382 ....................................... 3.00 7/1/50 170
6 Freddie Mac, Pool #G30999 ....................................... 3.00 2/1/37 6
34 Freddie Mac, Pool #C91707 ....................................... 3.00 6/1/33 31
80 Freddie Mac, Pool #ZS4609 ....................................... 3.00 4/1/45 70
10 Freddie Mac, Pool #Q55002 ....................................... 3.50 3/1/48 9
16 Freddie Mac, Pool #RA1508 ....................................... 3.50 10/1/49 14
31 Freddie Mac, Pool #G08687 ....................................... 3.50 1/1/46 28
38 Freddie Mac, Pool #SD8011 ....................................... 3.50 9/1/49 34
46 Freddie Mac, Pool #SD2253 ....................................... 3.50 12/1/52 41
27 Freddie Mac, Pool #G08698 ....................................... 3.50 3/1/46 24
72 Freddie Mac, Pool #QA8794 ....................................... 3.50 4/1/50 64
14 Freddie Mac, Pool #A96409 ....................................... 3.50 1/1/41 12
57 Freddie Mac, Pool #ZS4622 ....................................... 3.50 7/1/45 51
42 Freddie Mac, Pool #ZS4704 ....................................... 3.50 2/1/47 38
114 Freddie Mac, Pool #ZS4536 ....................................... 3.50 10/1/43 105
30 Freddie Mac, Pool #G08733 ....................................... 3.50 11/1/46 28
258 Freddie Mac, Pool #ZS4487 ....................................... 3.50 6/1/42 239
21 Freddie Mac, Pool #C03920 ....................................... 3.50 5/1/42 19
94 Freddie Mac, Pool #G08636 ....................................... 3.50 4/1/45 85
22 Freddie Mac, Pool #G08813 ....................................... 3.50 5/1/48 19
24 Freddie Mac, Pool #ZS4759 ....................................... 3.50 3/1/48 21
73 Freddie Mac, Pool #G08766 ....................................... 3.50 6/1/47 66
5 Freddie Mac, Pool #C91925 ....................................... 3.50 4/1/37 5
131 Freddie Mac, Pool #ZM4908 ....................................... 3.50 11/1/47 117
35 Freddie Mac, Pool #ZA5128 ....................................... 3.50 12/1/47 32
72 Freddie Mac, Pool #G08804 ....................................... 3.50 3/1/48 65
83 Freddie Mac, Pool #ZS4618 ....................................... 3.50 6/1/45 75
13 Freddie Mac, Pool #J27494 ........................................ 3.50 2/1/29 12
28 Freddie Mac, Pool #Q37449 ....................................... 3.50 11/1/45 25
4 Freddie Mac, Pool #C91760 ....................................... 3.50 5/1/34 4
39 Freddie Mac, Pool #C91403 ....................................... 3.50 3/1/32 37
423 Freddie Mac, Pool #SD0968 ....................................... 3.50 4/1/52 378
13 Freddie Mac, Pool #SB8007 ....................................... 3.50 9/1/34 13
44 Freddie Mac, Pool #C91456 ....................................... 3.50 6/1/32 41
43 Freddie Mac, Pool #Q53176 ....................................... 3.50 12/1/47 39

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 27 Freddie Mac, Pool #ZT1951 ....................................... 3.50 5/1/49 $ 24
46 Freddie Mac, Pool #Q51461 ....................................... 3.50 10/1/47 42
57 Freddie Mac, Pool #G61148 ....................................... 3.50 9/1/47 51
93 Freddie Mac, Pool #ZS4599 ....................................... 3.50 1/1/45 84
48 Freddie Mac, Pool #G08761 ....................................... 3.50 5/1/47 43
54 Freddie Mac, Pool #Q08903 ....................................... 3.50 6/1/42 49
35 Freddie Mac, Pool #Q12052 ....................................... 3.50 10/1/42 31
18 Freddie Mac, Pool #G08605 ....................................... 3.50 9/1/44 17
81 Freddie Mac, Pool #G08562 ....................................... 3.50 1/1/44 74
15 Freddie Mac, Pool #C91950 ....................................... 3.50 9/1/37 14
35 Freddie Mac, Pool #Q57871 ....................................... 3.50 8/1/48 32
20 Freddie Mac, Pool #G08846 ....................................... 3.50 11/1/48 18
24 Freddie Mac, Pool #G30776 ....................................... 3.50 7/1/35 23
24 Freddie Mac, Pool #J15105 ........................................ 3.50 4/1/26 23
9 Freddie Mac, Pool #C92003 ....................................... 3.50 7/1/38 8
28 Freddie Mac, Pool #Q58422 ....................................... 3.50 9/1/48 26
26 Freddie Mac, Pool #G18707 ....................................... 3.50 9/1/33 25
11 Freddie Mac, Pool #Q31134 ....................................... 3.50 2/1/45 10
56 Freddie Mac, Pool #Q09896 ....................................... 3.50 8/1/42 51
33 Freddie Mac, Pool #ZS4771 ....................................... 3.50 6/1/48 29
370 Freddie Mac, Pool #SD8221 ....................................... 3.50 6/1/52 327
270 Freddie Mac, Pool #SD8038 ....................................... 3.50 1/1/50 243
8 Freddie Mac, Pool #ZS4747 ....................................... 3.50 12/1/47 7
8 Freddie Mac, Pool #C91940 ....................................... 3.50 6/1/37 7
4 Freddie Mac, Pool #J13582 ........................................ 3.50 11/1/25 4
27 Freddie Mac, Pool #ZS4663 ....................................... 3.50 5/1/46 24
80 Freddie Mac, Pool #Q20860 ....................................... 3.50 8/1/43 74
52 Freddie Mac, Pool #SD8001 ....................................... 3.50 7/1/49 47
46 Freddie Mac, Pool #Q08998 ....................................... 3.50 6/1/42 42
79 Freddie Mac, Pool #SB8183 ....................................... 3.50 10/1/37 75
33 Freddie Mac, Pool #Q06749 ....................................... 3.50 3/1/42 30
13 Freddie Mac, Pool #ZT0711 ....................................... 3.50 10/1/48 12
532 Freddie Mac, Pool #SD8214 ....................................... 3.50 5/1/52 471
85 Freddie Mac, Pool #G08627 ....................................... 3.50 2/1/45 77
65 Freddie Mac, Pool #G08641 ....................................... 3.50 5/1/45 59
58 Freddie Mac, Pool #G08632 ....................................... 3.50 3/1/45 53
51 Freddie Mac, Pool #ZS4630 ....................................... 3.50 9/1/45 46
31 Freddie Mac, Pool #Q04087 ....................................... 3.50 10/1/41 28
24 Freddie Mac, Pool #ZS4659 ....................................... 3.50 4/1/46 21
7 Freddie Mac, Pool #G08620 ....................................... 3.50 12/1/44 6
55 Freddie Mac, Pool #ZS4713 ....................................... 3.50 4/1/47 50
94 Freddie Mac, Pool #SD8226 ....................................... 3.50 7/1/52 84
19 Freddie Mac, Pool #G08599 ....................................... 3.50 8/1/44 17
1 Freddie Mac, Pool #E02735 ....................................... 3.50 10/1/25 1
15 Freddie Mac, Pool #SB0031 ....................................... 3.50 10/1/27 14
64 Freddie Mac, Pool #ZS4651 ....................................... 3.50 3/1/46 57
135 Freddie Mac, Pool #RA2469 ....................................... 3.50 4/1/50 122
12 Freddie Mac, Pool #C91742 ....................................... 3.50 1/1/34 11
32 Freddie Mac, Pool #Q36040 ....................................... 3.50 9/1/45 29
61 Freddie Mac, Pool #Q49490 ....................................... 3.50 7/1/47 55
65 Freddie Mac, Pool #ZS4642 ....................................... 3.50 12/1/45 59
381 Freddie Mac, Pool #SD8313 ....................................... 4.00 4/1/53 348
89 Freddie Mac, Pool #SD0290 ....................................... 4.00 4/1/50 82
181 Freddie Mac, Pool #QE6074 ....................................... 4.00 7/1/52 166
67 Freddie Mac, Pool #ZS4708 ....................................... 4.00 3/1/47 62
8 Freddie Mac, Pool #ZT1800 ....................................... 4.00 3/1/34 8
36 Freddie Mac, Pool #C09070 ....................................... 4.00 12/1/44 33
53 Freddie Mac, Pool #ZS4731 ....................................... 4.00 8/1/47 49
11 Freddie Mac, Pool #G08672 ....................................... 4.00 10/1/45 10

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 10 Freddie Mac, Pool #ZN5030 ....................................... 4.00 4/1/49 $ 9
38 Freddie Mac, Pool #G08567 ....................................... 4.00 1/1/44 36
23 Freddie Mac, Pool #C91738 ....................................... 4.00 11/1/33 23
55 Freddie Mac, Pool #ZA4988 ....................................... 4.00 8/1/47 51
1 Freddie Mac, Pool #J12435 ........................................ 4.00 6/1/25 1
36 Freddie Mac, Pool #Q27594 ....................................... 4.00 8/1/44 34
21 Freddie Mac, Pool #G08601 ....................................... 4.00 8/1/44 20
30 Freddie Mac, Pool #ZT2106 ....................................... 4.00 3/1/49 28
24 Freddie Mac, Pool #G08637 ....................................... 4.00 4/1/45 22
368 Freddie Mac, Pool #QE5462 ....................................... 4.00 7/1/52 337
5 Freddie Mac, Pool #C91923 ....................................... 4.00 3/1/37 5
44 Freddie Mac, Pool #G08588 ....................................... 4.00 5/1/44 41
34 Freddie Mac, Pool #ZT1952 ....................................... 4.00 5/1/49 31
22 Freddie Mac, Pool #Q34081 ....................................... 4.00 6/1/45 20
44 Freddie Mac, Pool #G08459 ....................................... 4.00 9/1/41 42
20 Freddie Mac, Pool #G08483 ....................................... 4.00 3/1/42 19
18 Freddie Mac, Pool #G08836 ....................................... 4.00 9/1/48 16
361 Freddie Mac, Pool #SD1132 ....................................... 4.00 6/1/52 333
24 Freddie Mac, Pool #ZT1320 ....................................... 4.00 11/1/48 23
6 Freddie Mac, Pool #G08633 ....................................... 4.00 3/1/45 5
40 Freddie Mac, Pool #G08618 ....................................... 4.00 12/1/44 38
41 Freddie Mac, Pool #ZS4573 ....................................... 4.00 7/1/44 39
22 Freddie Mac, Pool #ZA6946 ....................................... 4.00 5/1/49 20
8 Freddie Mac, Pool #C91994 ....................................... 4.00 5/1/38 8
370 Freddie Mac, Pool #SD8256 ....................................... 4.00 10/1/52 339
3 Freddie Mac, Pool #G08642 ....................................... 4.00 5/1/45 3
54 Freddie Mac, Pool #ZS4631 ....................................... 4.00 9/1/45 51
70 Freddie Mac, Pool #ZS4627 ....................................... 4.00 8/1/45 65
34 Freddie Mac, Pool #Q58680 ....................................... 4.00 9/1/48 32
29 Freddie Mac, Pool #G08767 ....................................... 4.00 6/1/47 27
374 Freddie Mac, Pool #SD8244 ....................................... 4.00 9/1/52 343
45 Freddie Mac, Pool #G08785 ....................................... 4.00 10/1/47 41
58 Freddie Mac, Pool #ZL7781 ....................................... 4.00 2/1/44 54
110 Freddie Mac, Pool #SD8070 ....................................... 4.00 6/1/50 102
3 Freddie Mac, Pool #G14453 ....................................... 4.00 6/1/26 2
13 Freddie Mac, Pool #ZS4652 ....................................... 4.00 2/1/46 12
7 Freddie Mac, Pool #C92019 ....................................... 4.00 10/1/38 6
467 Freddie Mac, Pool #SD8286 ....................................... 4.00 1/1/53 428
17 Freddie Mac, Pool #G08831 ....................................... 4.00 8/1/48 16
20 Freddie Mac, Pool #ZT1840 ....................................... 4.00 9/1/48 18
37 Freddie Mac, Pool #SD8039 ....................................... 4.00 1/1/50 35
42 Freddie Mac, Pool #G08616 ....................................... 4.00 11/1/44 39
210 Freddie Mac, Pool #A96286 ....................................... 4.00 1/1/41 200
2 Freddie Mac, Pool #Q27456 ....................................... 4.00 7/1/44 2
74 Freddie Mac, Pool #G06506 ....................................... 4.00 12/1/40 70
23 Freddie Mac, Pool #C91765 ....................................... 4.00 6/1/34 22
18 Freddie Mac, Pool #G60512 ....................................... 4.50 12/1/45 17
21 Freddie Mac, Pool #ZS4781 ....................................... 4.50 7/1/48 20
32 Freddie Mac, Pool #G08759 ....................................... 4.50 4/1/47 31
21 Freddie Mac, Pool #G08754 ....................................... 4.50 3/1/47 20
291 Freddie Mac, Pool #SD8365 ....................................... 4.50 10/1/53 275
374 Freddie Mac, Pool #SD8266 ....................................... 4.50 11/1/52 353
1 Freddie Mac, Pool #E02862 ....................................... 4.50 3/1/26 1
7 Freddie Mac, Pool #C09059 ....................................... 4.50 3/1/44 6
20 Freddie Mac, Pool #ZT1321 ....................................... 4.50 11/1/48 19
10 Freddie Mac, Pool #G08781 ....................................... 4.50 9/1/47 10
16 Freddie Mac, Pool #Q22671 ....................................... 4.50 11/1/43 16
382 Freddie Mac, Pool #SD8340 ....................................... 4.50 7/1/53 360
21 Freddie Mac, Pool #ZS4774 ....................................... 4.50 5/1/48 20

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 373 Freddie Mac, Pool #SD8306 ....................................... 4.50 3/1/53 $ 352
392 Freddie Mac, Pool #A97692 ....................................... 4.50 3/1/41 381
351 Freddie Mac, Pool #QE9161 ....................................... 4.50 9/1/52 332
27 Freddie Mac, Pool #Q57957 ....................................... 4.50 8/1/48 25
41 Freddie Mac, Pool #ZT1711 ....................................... 4.50 2/1/49 40
21 Freddie Mac, Pool #Q59805 ....................................... 4.50 11/1/48 20
12 Freddie Mac, Pool #G08596 ....................................... 4.50 7/1/44 12
38 Freddie Mac, Pool #A97495 ....................................... 4.50 3/1/41 37
89 Freddie Mac, Pool #RA7928 ....................................... 4.50 9/1/52 85
12 Freddie Mac, Pool #Q25432 ....................................... 4.50 3/1/44 11
374 Freddie Mac, Pool #SD8287 ....................................... 4.50 1/1/53 352
4 Freddie Mac, Pool #A90437 ....................................... 4.50 1/1/40 4
427 Freddie Mac, Pool #SD8245 ....................................... 4.50 9/1/52 402
80 Freddie Mac, Pool #SD8002 ....................................... 4.50 7/1/49 76
388 Freddie Mac, Pool #SD8361 ....................................... 5.00 9/1/53 375
364 Freddie Mac, POOL# SD8371 ...................................... 5.00 11/1/53 352
5 Freddie Mac, Pool #G07068 ....................................... 5.00 7/1/41 5
49 Freddie Mac, Pool #ZT1779 ....................................... 5.00 3/1/49 48
12 Freddie Mac, Pool #G05205 ....................................... 5.00 1/1/39 12
373 Freddie Mac, Pool #SD8288 ....................................... 5.00 1/1/53 361
4 Freddie Mac, Pool #SD0093 ....................................... 5.00 10/1/49 4
79 Freddie Mac, Pool #G04913 ....................................... 5.00 3/1/38 79
392 Freddie Mac, POOL# SD4977 ...................................... 5.00 11/1/53 379
376 Freddie Mac, Pool #SD8341 ....................................... 5.00 7/1/53 364
6 Freddie Mac, Pool #G08838 ....................................... 5.00 9/1/48 6
379 Freddie Mac, Pool #SD8323 ....................................... 5.00 5/1/53 367
173 Freddie Mac, Pool #C01598 ....................................... 5.00 8/1/33 173
371 Freddie Mac, Pool #SD8299 ....................................... 5.00 2/1/53 359
450 Freddie Mac, Pool #SD8315 ....................................... 5.00 4/1/53 435
38 Freddie Mac, Pool #Q00763 ....................................... 5.00 5/1/41 38
28 Freddie Mac, Pool #G06031 ....................................... 5.50 3/1/40 28
1 Freddie Mac, Pool #A69671 ....................................... 5.50 12/1/37 2
1 Freddie Mac, Pool #A79636 ....................................... 5.50 7/1/38 1
294 Freddie Mac, Pool #SD8349 ....................................... 5.50 8/1/53 290
1 Freddie Mac, Pool #G06091 ....................................... 5.50 5/1/40 1
367 Freddie Mac, Pool #SD8331 ....................................... 5.50 6/1/53 362
357 Freddie Mac, Pool #SD8300 ....................................... 5.50 2/1/53 352
107 Freddie Mac, Pool #G01665 ....................................... 5.50 3/1/34 108
372 Freddie Mac, Pool #SD8342 ....................................... 5.50 7/1/53 367
383 Freddie Mac, Pool #SD8372 ....................................... 5.50 11/1/53 377
447 Freddie Mac, POOL# SD8438 ...................................... 5.50 6/1/54 441
378 Freddie Mac, Pool #SD8362 ....................................... 5.50 9/1/53 373
102 Freddie Mac, Pool #G02794 ....................................... 6.00 5/1/37 106
367 Freddie Mac, Pool #SD8350 ....................................... 6.00 8/1/53 368
441 Freddie Mac, POOL# SD8432 ...................................... 6.00 5/1/54 443
387 Freddie Mac, POOL# SD8421 ...................................... 6.00 4/1/54 388
232 Freddie Mac, Pool #SD8325 ....................................... 6.00 5/1/53 233
377 Freddie Mac, Pool #SD8373 ....................................... 6.00 11/1/53 378
377 Freddie Mac, Pool #SD8384 ....................................... 6.00 12/1/53 378
12 Freddie Mac, Pool #G05709 ....................................... 6.00 6/1/38 12
389 Freddie Mac, Pool #SD8343 ....................................... 6.00 7/1/53 390
2 Freddie Mac, Pool #A62706 ....................................... 6.00 6/1/37 2
23 Freddie Mac, Pool #G03551 ....................................... 6.00 11/1/37 23
371 Freddie Mac, Pool #SD8363 ....................................... 6.00 9/1/53 372
371 Freddie Mac, Pool #SD8397 ....................................... 6.50 1/1/54 378
273 Freddie Mac, Pool #SD8374 ....................................... 6.50 11/1/53 278
310 Government National Mortgage Association, Pool #MA7366 ................ 2.00 5/20/51 251
285 Government National Mortgage Association, Pool #MA6930 ................ 2.00 10/20/50 231
536 Government National Mortgage Association, Pool #MA7704 ................ 2.00 11/20/51 434

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 431 Government National Mortgage Association, Pool #MA7471 ................ 2.00 7/20/51 $ 348
415 Government National Mortgage Association, Pool #MA7766 ................ 2.00 12/20/51 335
599 Government National Mortgage Association, Pool #MA7935 ................ 2.00 3/20/52 485
560 Government National Mortgage Association, Pool #MA7826 ................ 2.00 1/20/52 453
294 Government National Mortgage Association, Pool #MA6818 ................ 2.00 8/20/50 239
478 Government National Mortgage Association, Pool #MA7311 ................ 2.00 4/20/51 387
337 Government National Mortgage Association, Pool #MA7051 ................ 2.00 12/20/50 273
313 Government National Mortgage Association, Pool #MA7254 ................ 2.00 3/20/51 253
236 Government National Mortgage Association, Pool #MA7533 ................ 2.00 8/20/51 191
392 Government National Mortgage Association, Pool #MA7986 ................ 2.00 4/20/52 316
179 Government National Mortgage Association, Pool #MA7880 ................ 2.00 2/20/52 144
169 Government National Mortgage Association, Pool #MA6864 ................ 2.00 9/20/50 137
385 Government National Mortgage Association, Pool #MA6994 ................ 2.00 11/20/50 312
302 Government National Mortgage Association, Pool #MA7135 ................ 2.00 1/20/51 245
376 Government National Mortgage Association, Pool #MA7588 ................ 2.00 9/20/51 304
332 Government National Mortgage Association, Pool #MA7417 ................ 2.00 6/20/51 269
355 Government National Mortgage Association, Pool #MA8041 ................ 2.00 5/20/52 287
513 Government National Mortgage Association, Pool #MA7534 ................ 2.50 8/20/51 431
10 Government National Mortgage Association, Pool #711729 ................. 2.50 3/15/43 9
15 Government National Mortgage Association, Pool #MA4717 ................ 2.50 9/20/47 13
382 Government National Mortgage Association, Pool #MA7881 ................ 2.50 2/20/52 321
163 Government National Mortgage Association, Pool #MA6655 ................ 2.50 5/20/50 138
9 Government National Mortgage Association, Pool #MA4424 ................ 2.50 5/20/32 9
298 Government National Mortgage Association, Pool #MA7255 ................ 2.50 3/20/51 251
279 Government National Mortgage Association, Pool #MA8042 ................ 2.50 5/20/52 234
382 Government National Mortgage Association, Pool #MA7987 ................ 2.50 4/20/52 321
82 Government National Mortgage Association, Pool #MA6598 ................ 2.50 4/20/50 69
384 Government National Mortgage Association, Pool #MA6709 ................ 2.50 6/20/50 324
307 Government National Mortgage Association, Pool #MA7312 ................ 2.50 4/20/51 259
338 Government National Mortgage Association, Pool #MA7472 ................ 2.50 7/20/51 284
360 Government National Mortgage Association, Pool #MA8147 ................ 2.50 7/20/52 302
17 Government National Mortgage Association, Pool #MA4067 ................ 2.50 11/20/46 15
379 Government National Mortgage Association, Pool #MA7936 ................ 2.50 3/20/52 319
11 Government National Mortgage Association, Pool #MA4194 ................ 2.50 1/20/47 9
395 Government National Mortgage Association, Pool #MA7052 ................ 2.50 12/20/50 333
7 Government National Mortgage Association, Pool #MA1133 ................ 2.50 7/20/28 7
358 Government National Mortgage Association, Pool #MA7649 ................ 2.50 10/20/51 301
329 Government National Mortgage Association, Pool #MA7418 ................ 2.50 6/20/51 276
5 Government National Mortgage Association, Pool #MA4355 ................ 2.50 4/20/32 4
416 Government National Mortgage Association, Pool #MA7827 ................ 2.50 1/20/52 350
11 Government National Mortgage Association, Pool #MA0601 ................ 2.50 12/20/27 10
10 Government National Mortgage Association, Pool #AA8341 ................ 2.50 2/15/28 9
173 Government National Mortgage Association, Pool #MA7705 ................ 2.50 11/20/51 146
6 Government National Mortgage Association, Pool #MA2890 ................ 2.50 6/20/45 5
390 Government National Mortgage Association, Pool #MA7136 ................ 2.50 1/20/51 329
382 Government National Mortgage Association, Pool #MA7589 ................ 2.50 9/20/51 321
31 Government National Mortgage Association, Pool #MA1283 ................ 2.50 9/20/43 26
128 Government National Mortgage Association, Pool #MA6540 ................ 2.50 3/20/50 108
288 Government National Mortgage Association, Pool #MA7193 ................ 2.50 2/20/51 242
231 Government National Mortgage Association, Pool #MA6931 ................ 2.50 10/20/50 195
13 Government National Mortgage Association, Pool #776954 ................. 2.50 11/15/42 11
182 Government National Mortgage Association, Pool #MA6819 ................ 2.50 8/20/50 154
171 Government National Mortgage Association, Pool #MA4125 ................ 2.50 12/20/46 146
526 Government National Mortgage Association, Pool #MA7767 ................ 2.50 12/20/51 442
345 Government National Mortgage Association, Pool #MA7367 ................ 2.50 5/20/51 291
248 Government National Mortgage Association, Pool #MA6995 ................ 2.50 11/20/50 209
7 Government National Mortgage Association, Pool #MA0908 ................ 2.50 4/20/28 7
167 Government National Mortgage Association, Pool #MA4260 ................ 2.50 2/20/47 143
356 Government National Mortgage Association, Pool #MA6865 ................ 2.50 9/20/50 299

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 126 Government National Mortgage Association, Pool #MA5018 ................ 3.00 2/20/48 $ 111
93 Government National Mortgage Association, Pool #MA4836 ................ 3.00 11/20/47 82
138 Government National Mortgage Association, Pool #MA4899 ................ 3.00 12/20/47 122
83 Government National Mortgage Association, Pool #MA4509 ................ 3.00 6/20/47 73
56 Government National Mortgage Association, Pool #MA3662 ................ 3.00 5/20/46 50
12 Government National Mortgage Association, Pool #AK7285 ................ 3.00 3/15/45 11
2 Government National Mortgage Association, Pool #5276 .................. 3.00 1/20/27 2
119 Government National Mortgage Association, Pool #MA6474 ................ 3.00 2/20/50 104
14 Government National Mortgage Association, Pool #MA4559 ................ 3.00 7/20/32 13
46 Government National Mortgage Association, Pool #MA3873 ................ 3.00 8/20/46 41
49 Government National Mortgage Association, Pool #MA3104 ................ 3.00 9/20/45 43
64 Government National Mortgage Association, Pool #MA3033 ................ 3.00 8/20/45 57
155 Government National Mortgage Association, Pool #MA4126 ................ 3.00 12/20/46 137
98 Government National Mortgage Association, Pool #MA6338 ................ 3.00 12/20/49 86
343 Government National Mortgage Association, Pool #MA7768 ................ 3.00 12/20/51 299
4 Government National Mortgage Association, Pool #MA4935 ................ 3.00 1/20/33 4
114 Government National Mortgage Association, Pool #MA6409 ................ 3.00 1/20/50 100
193 Government National Mortgage Association, Pool #MA6656 ................ 3.00 5/20/50 168
10 Government National Mortgage Association, Pool #MA0205 ................ 3.00 7/20/27 10
55 Government National Mortgage Association, Pool #MA4320 ................ 3.00 3/20/47 48
139 Government National Mortgage Association, Pool #MA5076 ................ 3.00 3/20/48 123
130 Government National Mortgage Association, Pool #MA4261 ................ 3.00 2/20/47 115
8 Government National Mortgage Association, Pool #AA2934 ................ 3.00 7/15/42 7
153 Government National Mortgage Association, Pool #MA4003 ................ 3.00 10/20/46 136
19 Government National Mortgage Association, Pool #MA3520 ................ 3.00 3/20/46 17
44 Government National Mortgage Association, Pool #MA2960 ................ 3.00 7/20/45 39
114 Government National Mortgage Association, Pool #MA3735 ................ 3.00 6/20/46 101
137 Government National Mortgage Association, Pool #MA4195 ................ 3.00 1/20/47 121
20 Government National Mortgage Association, Pool #MA3243 ................ 3.00 11/20/45 18
68 Government National Mortgage Association, Pool #MA4961 ................ 3.00 1/20/48 60
43 Government National Mortgage Association, Pool #MA2825 ................ 3.00 5/20/45 38
66 Government National Mortgage Association, Pool #MA0461 ................ 3.00 10/20/42 59
66 Government National Mortgage Association, Pool #MA6283 ................ 3.00 11/20/49 58
27 Government National Mortgage Association, Pool #MA0851 ................ 3.00 3/20/43 24
94 Government National Mortgage Association, Pool #MA2147 ................ 3.00 8/20/44 84
5 Government National Mortgage Association, Pool #MA1890 ................ 3.00 5/20/29 5
63 Government National Mortgage Association, Pool #MA6710 ................ 3.00 6/20/50 55
34 Government National Mortgage Association, Pool #MA2753 ................ 3.00 4/20/45 30
334 Government National Mortgage Association, Pool #MA7706 ................ 3.00 11/20/51 291
52 Government National Mortgage Association, Pool #MA3309 ................ 3.00 12/20/45 46
36 Government National Mortgage Association, Pool #779084 ................. 3.00 4/15/42 32
90 Government National Mortgage Association, Pool #MA4651 ................ 3.00 8/20/47 79
313 Government National Mortgage Association, Pool #MA6218 ................ 3.00 10/20/49 275
7 Government National Mortgage Association, Pool #AN5756 ................ 3.00 7/15/45 6
419 Government National Mortgage Association, Pool #MA0624 ................ 3.00 12/20/42 375
74 Government National Mortgage Association, Pool #MA0153 ................ 3.00 6/20/42 66
47 Government National Mortgage Association, Pool #MA2444 ................ 3.00 12/20/44 41
63 Government National Mortgage Association, Pool #MA6089 ................ 3.00 8/20/49 55
17 Government National Mortgage Association, Pool #MA6820 ................ 3.00 8/20/50 15
64 Government National Mortgage Association, Pool #MA3802 ................ 3.00 7/20/46 56
11 Government National Mortgage Association, Pool #AG0440 ................ 3.00 8/15/43 10
113 Government National Mortgage Association, Pool #AD8433 ................ 3.00 7/15/43 101
4 Government National Mortgage Association, Pool #AL5058 ................ 3.00 3/15/45 3
8 Government National Mortgage Association, Pool #MA2797 ................ 3.00 5/20/30 7
218 Government National Mortgage Association, Pool #MA6599 ................ 3.00 4/20/50 190
75 Government National Mortgage Association, Pool #MA2520 ................ 3.00 1/20/45 67
15 Government National Mortgage Association, Pool #MA1265 ................ 3.00 9/20/28 14
68 Government National Mortgage Association, Pool #MA4777 ................ 3.00 10/20/47 60
72 Government National Mortgage Association, Pool #MA4450 ................ 3.00 5/20/47 63

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 119 Government National Mortgage Association, Pool #MA0391 ................ 3.00 9/20/42 $ 106
57 Government National Mortgage Association, Pool #MA4381 ................ 3.00 4/20/47 51
41 Government National Mortgage Association, Pool #MA3172 ................ 3.00 10/20/45 36
78 Government National Mortgage Association, Pool #MA1374 ................ 3.00 10/20/43 69
27 Government National Mortgage Association, Pool #MA4068 ................ 3.00 11/20/46 24
85 Government National Mortgage Association, Pool #AA6149 ................ 3.00 3/20/43 75
336 Government National Mortgage Association, Pool #MA7828 ................ 3.00 1/20/52 293
37 Government National Mortgage Association, Pool #AA2654 ................ 3.00 6/15/43 33
52 Government National Mortgage Association, Pool #MA3596 ................ 3.00 4/20/46 46
17 Government National Mortgage Association, Pool #MA2600 ................ 3.00 2/20/45 15
104 Government National Mortgage Association, Pool #MA3936 ................ 3.00 9/20/46 92
392 Government National Mortgage Association, Pool #MA8098 ................ 3.00 6/20/52 341
14 Government National Mortgage Association, Pool #MA6766 ................ 3.00 7/20/50 13
80 Government National Mortgage Association, Pool #MA4127 ................ 3.50 12/20/46 74
33 Government National Mortgage Association, Pool #MA1919 ................ 3.50 5/20/44 30
15 Government National Mortgage Association, Pool #MA3937 ................ 3.50 9/20/46 13
225 Government National Mortgage Association, Pool #MA8266 ................ 3.50 9/20/52 202
42 Government National Mortgage Association, Pool #MA4778 ................ 3.50 10/20/47 38
104 Government National Mortgage Association, Pool #MA5019 ................ 3.50 2/20/48 94
55 Government National Mortgage Association, Pool #MA5136 ................ 3.50 4/20/48 50
115 Government National Mortgage Association, Pool #MA2073 ................ 3.50 7/20/44 107
61 Government National Mortgage Association, Pool #MA4900 ................ 3.50 12/20/47 55
49 Government National Mortgage Association, Pool #MA3874 ................ 3.50 8/20/46 45
164 Government National Mortgage Association, Pool #MA2148 ................ 3.50 8/20/44 150
36 Government National Mortgage Association, Pool #MA3454 ................ 3.50 2/20/46 33
66 Government National Mortgage Association, Pool #MA2892 ................ 3.50 6/20/45 61
62 Government National Mortgage Association, Pool #MA0022 ................ 3.50 4/20/42 57
37 Government National Mortgage Association, Pool #740798 ................. 3.50 1/15/42 34
51 Government National Mortgage Association, Pool #MA3310 ................ 3.50 12/20/45 46
54 Government National Mortgage Association, Pool #MA3803 ................ 3.50 7/20/46 49
3 Government National Mortgage Association, Pool #MA1266 ................ 3.50 9/20/28 3
65 Government National Mortgage Association, Pool #MA3376 ................ 3.50 1/20/46 60
52 Government National Mortgage Association, Pool #778157 ................. 3.50 3/15/42 47
81 Government National Mortgage Association, Pool #MA4837 ................ 3.50 11/20/47 73
41 Government National Mortgage Association, Pool #MA5263 ................ 3.50 6/20/48 37
95 Government National Mortgage Association, Pool #MA3173 ................ 3.50 10/20/45 87
35 Government National Mortgage Association, Pool #MA2371 ................ 3.50 11/20/44 32
204 Government National Mortgage Association, Pool #MA0220 ................ 3.50 7/20/42 187
80 Government National Mortgage Association, Pool #MA0088 ................ 3.50 5/20/42 73
443 Government National Mortgage Association, Pool #MA8149 ................ 3.50 7/20/52 399
5 Government National Mortgage Association, Pool #MA1574 ................ 3.50 1/20/29 5
15 Government National Mortgage Association, Pool #AD2416 ................ 3.50 5/15/43 13
67 Government National Mortgage Association, Pool #MA4382 ................ 3.50 4/20/47 61
40 Government National Mortgage Association, Pool #MA2445 ................ 3.50 12/20/44 37
13 Government National Mortgage Association, Pool #796271 ................. 3.50 7/15/42 12
88 Government National Mortgage Association, Pool #MA3521 ................ 3.50 3/20/46 80
28 Government National Mortgage Association, Pool #MA4451 ................ 3.50 5/20/47 26
116 Government National Mortgage Association, Pool #MA1157 ................ 3.50 7/20/43 106
35 Government National Mortgage Association, Pool #AC3938 ................ 3.50 1/15/43 32
62 Government National Mortgage Association, Pool #MA2678 ................ 3.50 3/20/45 56
9 Government National Mortgage Association, Pool #MA5875 ................ 3.50 4/20/49 8
43 Government National Mortgage Association, Pool #MA4510 ................ 3.50 6/20/47 39
46 Government National Mortgage Association, Pool #MA3736 ................ 3.50 6/20/46 42
49 Government National Mortgage Association, Pool #MA2961 ................ 3.50 7/20/45 44
8 Government National Mortgage Association, Pool #MA6410 ................ 3.50 1/20/50 7
10 Government National Mortgage Association, Pool #MA6475 ................ 3.50 2/20/50 9
11 Government National Mortgage Association, Pool #MA6711 ................ 3.50 6/20/50 10
37 Government National Mortgage Association, Pool #MA1838 ................ 3.50 4/20/44 34
72 Government National Mortgage Association, Pool #MA2303 ................ 3.50 10/20/44 66

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 21 Government National Mortgage Association, Pool #BD5909 ................ 3.50 10/15/47 $ 19
2 Government National Mortgage Association, Pool #AL8566 ................ 3.50 3/15/45 2
57 Government National Mortgage Association, Pool #783976 ................. 3.50 4/20/43 52
72 Government National Mortgage Association, Pool #AM4971 ................ 3.50 4/20/45 64
55 Government National Mortgage Association, Pool #MA4719 ................ 3.50 9/20/47 50
41 Government National Mortgage Association, Pool #MA2754 ................ 3.50 4/20/45 38
10 Government National Mortgage Association, Pool #MA6219 ................ 3.50 10/20/49 9
61 Government National Mortgage Association, Pool #MA4652 ................ 3.50 8/20/47 56
94 Government National Mortgage Association, Pool #MA4196 ................ 3.50 1/20/47 86
50 Government National Mortgage Association, Pool #MA5077 ................ 3.50 3/20/48 46
83 Government National Mortgage Association, Pool #MA3034 ................ 3.50 8/20/45 76
64 Government National Mortgage Association, Pool #MA4321 ................ 3.50 3/20/47 58
11 Government National Mortgage Association, Pool #MA5762 ................ 3.50 2/20/49 10
356 Government National Mortgage Association, Pool #MA8199 ................ 3.50 8/20/52 320
100 Government National Mortgage Association, Pool #MA0852 ................ 3.50 3/20/43 92
6 Government National Mortgage Association, Pool #738602 ................. 3.50 8/15/26 6
115 Government National Mortgage Association, Pool #MA0462 ................ 3.50 10/20/42 106
74 Government National Mortgage Association, Pool #MA3244 ................ 3.50 11/20/45 68
13 Government National Mortgage Association, Pool #MA6339 ................ 3.50 12/20/49 12
45 Government National Mortgage Association, Pool #MA4586 ................ 3.50 7/20/47 41
67 Government National Mortgage Association, Pool #MA4004 ................ 3.50 10/20/46 61
61 Government National Mortgage Association, Pool #MA4069 ................ 3.50 11/20/46 55
52 Government National Mortgage Association, Pool #MA3663 ................ 3.50 5/20/46 47
60 Government National Mortgage Association, Pool #MA0699 ................ 3.50 1/20/43 55
64 Government National Mortgage Association, Pool #MA3597 ................ 3.50 4/20/46 59
113 Government National Mortgage Association, Pool #MA1090 ................ 3.50 6/20/43 104
60 Government National Mortgage Association, Pool #MA4262 ................ 3.50 2/20/47 54
100 Government National Mortgage Association, Pool #MA0934 ................ 3.50 4/20/43 92
74 Government National Mortgage Association, Pool #MA4452 ................ 4.00 5/20/47 69
25 Government National Mortgage Association, Pool #MA1996 ................ 4.00 6/20/44 24
45 Government National Mortgage Association, Pool #MA4383 ................ 4.00 4/20/47 42
446 Government National Mortgage Association, POOL# MA9302 .............. 4.00 11/20/53 413
457 Government National Mortgage Association, Pool #MA8267 ................ 4.00 9/20/52 422
369 Government National Mortgage Association, Pool #MA8200 ................ 4.00 8/20/52 341
82 Government National Mortgage Association, Pool #MA4587 ................ 4.00 7/20/47 78
33 Government National Mortgage Association, Pool #MA4263 ................ 4.00 2/20/47 31
40 Government National Mortgage Association, Pool #MA4197 ................ 4.00 1/20/47 38
39 Government National Mortgage Association, Pool #MA5078 ................ 4.00 3/20/48 36
28 Government National Mortgage Association, Pool #MA2602 ................ 4.00 2/20/45 27
39 Government National Mortgage Association, Pool #MA3377 ................ 4.00 1/20/46 37
7 Government National Mortgage Association, Pool #MA3174 ................ 4.00 10/20/45 7
27 Government National Mortgage Association, Pool #AM8203 ................ 4.00 5/15/45 25
60 Government National Mortgage Association, Pool #MA2224 ................ 4.00 9/20/44 57
8 Government National Mortgage Association, Pool #MA6040 ................ 4.00 7/20/49 7
19 Government National Mortgage Association, Pool #AD5627 ................ 4.00 4/15/43 17
17 Government National Mortgage Association, Pool #738710 ................. 4.00 9/15/41 16
38 Government National Mortgage Association, Pool #MA5710 ................ 4.00 1/20/49 36
21 Government National Mortgage Association, Pool #MA3245 ................ 4.00 11/20/45 20
50 Government National Mortgage Association, Pool #MA5595 ................ 4.00 11/20/48 47
39 Government National Mortgage Association, Pool #713876 ................. 4.00 8/15/39 37
43 Government National Mortgage Association, Pool #MA0319 ................ 4.00 8/20/42 41
11 Government National Mortgage Association, Pool #MA5330 ................ 4.00 7/20/48 10
144 Government National Mortgage Association, Pool #5139 .................. 4.00 8/20/41 137
43 Government National Mortgage Association, Pool #MA3598 ................ 4.00 4/20/46 40
12 Government National Mortgage Association, Pool #AV6086 ................ 4.00 7/15/47 11
25 Government National Mortgage Association, Pool #MA1286 ................ 4.00 9/20/43 23
14 Government National Mortgage Association, Pool #MA4322 ................ 4.00 3/20/47 13
7 Government National Mortgage Association, Pool #779401 ................. 4.00 6/15/42 7
70 Government National Mortgage Association, Pool #MA5466 ................ 4.00 9/20/48 66

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 38 Government National Mortgage Association, Pool #MA5876 ................ 4.00 4/20/49 $ 36
51 Government National Mortgage Association, Pool #MA2304 ................ 4.00 10/20/44 48
17 Government National Mortgage Association, Pool #740068 ................. 4.00 9/15/40 16
13 Government National Mortgage Association, Pool #MA5986 ................ 4.00 6/20/49 12
47 Government National Mortgage Association, Pool #MA4511 ................ 4.00 6/20/47 44
70 Government National Mortgage Association, Pool #MA1839 ................ 4.00 4/20/44 66
42 Government National Mortgage Association, Pool #MA2522 ................ 4.00 1/20/45 40
13 Government National Mortgage Association, Pool #MA6091 ................ 4.00 8/20/49 12
12 Government National Mortgage Association, Pool #MA6155 ................ 4.00 9/20/49 12
12 Government National Mortgage Association, Pool #MA3106 ................ 4.00 9/20/45 11
10 Government National Mortgage Association, Pool #4922 .................. 4.00 1/20/41 10
35 Government National Mortgage Association, Pool #MA1678 ................ 4.00 2/20/44 33
25 Government National Mortgage Association, Pool #MA3737 ................ 4.00 6/20/46 24
46 Government National Mortgage Association, Pool #MA1449 ................ 4.00 11/20/43 44
14 Government National Mortgage Association, Pool #MA3455 ................ 4.00 2/20/46 13
45 Government National Mortgage Association, Pool #AB1483 ................ 4.00 8/15/42 43
23 Government National Mortgage Association, Pool #MA2149 ................ 4.00 8/20/44 22
57 Government National Mortgage Association, Pool #MA1761 ................ 4.00 3/20/44 53
15 Government National Mortgage Association, Pool #MA5931 ................ 4.00 5/20/49 14
243 Government National Mortgage Association, Pool #MA8488 ................ 4.00 12/20/52 224
45 Government National Mortgage Association, Pool #MA1376 ................ 4.00 10/20/43 42
8 Government National Mortgage Association, Pool #766495 ................. 4.00 10/15/41 8
52 Government National Mortgage Association, Pool #MA4653 ................ 4.00 8/20/47 48
19 Government National Mortgage Association, Pool #753254 ................. 4.00 9/15/43 18
19 Government National Mortgage Association, Pool #MA0155 ................ 4.00 6/20/42 18
68 Government National Mortgage Association, Pool #MA2074 ................ 4.00 7/20/44 65
54 Government National Mortgage Association, Pool #5260 .................. 4.50 12/20/41 53
3 Government National Mortgage Association, Pool #MA5877 ................ 4.50 4/20/49 3
47 Government National Mortgage Association, Pool #MA2756 ................ 4.50 4/20/45 46
8 Government National Mortgage Association, Pool #MA4129 ................ 4.50 12/20/46 8
148 Government National Mortgage Association, Pool #721760 ................. 4.50 8/15/40 142
3 Government National Mortgage Association, Pool #MA5764 ................ 4.50 2/20/49 3
13 Government National Mortgage Association, Pool #MA4780 ................ 4.50 10/20/47 12
82 Government National Mortgage Association, Pool #717148 ................. 4.50 5/15/39 79
354 Government National Mortgage Association, Pool #MA8151 ................ 4.50 7/20/52 338
202 Government National Mortgage Association, Pool #4801 .................. 4.50 9/20/40 198
10 Government National Mortgage Association, Pool #729511 ................. 4.50 4/15/40 9
17 Government National Mortgage Association, Pool #MA1092 ................ 4.50 6/20/43 17
37 Government National Mortgage Association, Pool #MA4384 ................ 4.50 4/20/47 36
27 Government National Mortgage Association, Pool #MA4512 ................ 4.50 6/20/47 26
52 Government National Mortgage Association, Pool #MA1762 ................ 4.50 3/20/44 51
11 Government National Mortgage Association, Pool #MA4721 ................ 4.50 9/20/47 11
396 Government National Mortgage Association, POOL# MA9486 .............. 4.50 2/20/54 377
30 Government National Mortgage Association, Pool #MA5818 ................ 4.50 3/20/49 28
30 Government National Mortgage Association, Pool #MA0701 ................ 4.50 1/20/43 29
9 Government National Mortgage Association, Pool #MA5596 ................ 4.50 11/20/48 9
16 Government National Mortgage Association, Pool #MA3805 ................ 4.50 7/20/46 15
375 Government National Mortgage Association, Pool #MA8724 ................ 4.50 3/20/53 357
34 Government National Mortgage Association, Pool #MA5652 ................ 4.50 12/20/48 33
550 Government National Mortgage Association, Pool #MA8877 ................ 4.50 5/20/53 524
6 Government National Mortgage Association, Pool #MA5987 ................ 4.50 6/20/49 6
5 Government National Mortgage Association, Pool #BB7097 ................ 4.50 8/15/47 4
5 Government National Mortgage Association, Pool #MA5529 ................ 4.50 10/20/48 5
21 Government National Mortgage Association, Pool #MA5467 ................ 4.50 9/20/48 20
11 Government National Mortgage Association, Pool #MA5711 ................ 4.50 1/20/49 10
12 Government National Mortgage Association, Pool #738793 ................. 4.50 9/15/41 11
9 Government National Mortgage Association, Pool #MA5399 ................ 4.50 8/20/48 9
8 Government National Mortgage Association, Pool #782468 ................. 5.00 11/15/38 8
19 Government National Mortgage Association, Pool #712690 ................. 5.00 4/15/39 19

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 388 Government National Mortgage Association, Pool #MA9105 ................ 5.00 8/20/53 $ 378
387 Government National Mortgage Association, Pool #MA9016 ................ 5.00 7/20/53 376
376 Government National Mortgage Association, Pool #MA8800 ................ 5.00 4/20/53 366
9 Government National Mortgage Association, Pool #MA5400 ................ 5.00 8/20/48 9
43 Government National Mortgage Association, Pool #694531 ................. 5.00 11/15/38 43
31 Government National Mortgage Association, Pool #604285 ................. 5.00 5/15/33 31
12 Government National Mortgage Association, Pool #675179 ................. 5.00 3/15/38 12
8 Government National Mortgage Association, Pool #MA5819 ................ 5.00 3/20/49 8
5 Government National Mortgage Association, Pool #MA0465 ................ 5.00 10/20/42 5
197 Government National Mortgage Association, Pool #MA9240 ................ 5.00 10/20/53 191
390 Government National Mortgage Association, Pool #MA9170 ................ 5.00 9/20/53 380
8 Government National Mortgage Association, Pool #MA5530 ................ 5.00 10/20/48 8
369 Government National Mortgage Association, Pool #MA8647 ................ 5.00 2/20/53 359
3 Government National Mortgage Association, Pool #MA5712 ................ 5.00 1/20/49 3
15 Government National Mortgage Association, Pool #MA5597 ................ 5.00 11/20/48 15
31 Government National Mortgage Association, Pool #MA2076 ................ 5.00 7/20/44 30
3 Government National Mortgage Association, Pool #MA5988 ................ 5.00 6/20/49 3
18 Government National Mortgage Association, Pool #MA4007 ................ 5.00 10/20/46 18
8 Government National Mortgage Association, Pool #MA5765 ................ 5.00 2/20/49 8
3 Government National Mortgage Association, Pool #MA5653 ................ 5.00 12/20/48 3
8 Government National Mortgage Association, Pool #MA5080 ................ 5.00 3/20/48 8
66 Government National Mortgage Association, Pool #782523 ................. 5.00 11/15/35 66
146 Government National Mortgage Association, Pool #4559 .................. 5.00 10/20/39 144
9 Government National Mortgage Association, Pool #MA5933 ................ 5.00 5/20/49 9
5 Government National Mortgage Association, Pool #MA0466 ................ 5.50 10/20/42 5
293 Government National Mortgage Association, Pool #MA9241 ................ 5.50 10/20/53 291
26 Government National Mortgage Association, Pool #510835 ................. 5.50 2/15/35 26
394 Government National Mortgage Association, Pool #MA9305 ................ 5.50 11/20/53 391
395 Government National Mortgage Association, Pool #MA9362 ................ 5.50 12/20/53 392
229 Government National Mortgage Association, Pool #MA8801 ................ 5.50 4/20/53 228
381 Government National Mortgage Association, Pool #MA9017 ................ 5.50 7/20/53 379
188 Government National Mortgage Association, Pool #MA8948 ................ 5.50 6/20/53 187
5 Government National Mortgage Association, Pool #658181 ................. 5.50 11/15/36 5
47 Government National Mortgage Association, Pool #783284 ................. 5.50 6/20/40 48
23 Government National Mortgage Association, Pool #781959 ................. 6.00 7/15/35 23
26 Government National Mortgage Association, Pool #4245 .................. 6.00 9/20/38 27
23 Government National Mortgage Association, Pool #4222 .................. 6.00 8/20/38 24
370 Government National Mortgage Association, Pool #MA9018 ................ 6.00 7/20/53 372
7 Government National Mortgage Association, Pool #699237 ................. 6.50 9/15/38 8
391 Government National Mortgage Association, Pool #MA9364 ................ 6.50 12/20/53 397
1,650 Government National Mortgage Association, 30 YR TBA .................. 2.00 7/20/54 1,333
250 Government National Mortgage Association, 30 YR TBA .................. 2.50 7/20/54 210
425 Government National Mortgage Association, 30 YR TBA .................. 3.00 7/20/54 370
250 Government National Mortgage Association, 30 YR TBA .................. 3.50 7/20/54 224
75 Government National Mortgage Association, 30 YR TBA .................. 4.00 7/20/54 69
25 Government National Mortgage Association, 30 YR TBA .................. 4.00 8/20/54 23
500 Government National Mortgage Association, 30 YR TBA .................. 4.50 7/20/54 475
50 Government National Mortgage Association, 30 YR TBA .................. 4.50 8/1/54 48
75 Government National Mortgage Association, 30 YR TBA .................. 5.00 8/20/54 73
550 Government National Mortgage Association, 30 YR TBA .................. 5.00 7/20/54 536
200 Government National Mortgage Association, 30 YR TBA .................. 5.50 8/20/54 198
950 Government National Mortgage Association, 30 YR TBA .................. 5.50 7/20/54 943
225 Government National Mortgage Association, 30 YR TBA .................. 6.00 8/20/54 226
1,700 Government National Mortgage Association, 30 YR TBA .................. 6.00 7/20/54 1,710
50 Government National Mortgage Association, 30 YR TBA .................. 6.50 8/20/54 51
825 Government National Mortgage Association, 30 YR TBA .................. 6.50 7/20/54 837
25 Government National Mortgage Association, 30 YR TBA .................. 7.00 8/20/54 25

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2024.
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 450 Government National Mortgage Association, 30 YR TBA .................. 7.00 7/20/54 $ 458
Total U.S. Government Agency Mortgages ........................... 182,748
Corporate Bonds — 0.14%
100 PG&E Wildfire Recovery Funding LLC (Electric Utilities)   ................ 4.26 6/1/36 93
225 PG&E Wildfire Recovery Funding LLC (Electric Utilities)   ................ 5.10 6/1/52 217
Total Corporate Bonds .......................................... 310
Shares
Investment Companies — 18.98%
Domestic Fixed Income — 8.91%
343,022
Vanguard Intermediate-Term Treasury ETF ............................ 19,974
Money Market Funds — 10.07%
22,521,120
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 5.20(b) 22,521
Total Investment Companies ...................................... 42,495
Total Investments (cost $265,000) — 107.16% ......................... 239,894
Liabilities in excess of other assets — (7.16)% ......................... (16,031)
Net Assets — 100.00% .......................................... $ 223,863
Amounts designated as "—" are $0 or have been rounded to $0.
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate disclosed is the rate in effect on June 30, 2024.
(b) Annualized 7-day yield as of period-end.
ETF—Exchange-Traded Fund
TBA
—
To Be Announced purchase or sale commitment. Security is subject to delayed delivery
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC (Options
Overlay)
HC Capital
Solutions Total
Asset Backed Securities .................................................................................................................. 1.39% — — 1.39%
Collateralized Mortgage Obligations ............................................................................................... 5.02% — — 5.02%
U.S. Government Agency Mortgages ............................................................................................. 81.63% — — 81.63%
Corporate Bond ............................................................................................................................... 0.14% — — 0.14%
Investment Company ...................................................................................................................... 7.53% 9.82% 1.63% 18.98%
Other Assets (Liabilities) ................................................................................................................. -7.26% 0.09% 0.01% -7.16%
Total Net Assets .......................................................................................................................... 88.45% 9.91% 1.64% 100.00%

See accompanying notes to financial statements.
HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (concluded) — June 30, 2024
The following table reflects the open derivative positions held by the Portfolio as of June 30, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
2 Year US Treasury Note Future ................... 150 9/30/24 $ 30,633 $ 50
$ 30,633 $ 50
Total Unrealized Appreciation ..................... $ 50
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 50
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2024. (continued)

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments — June 30, 2024
188
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds — 97.66%
Alabama — 8.09%
$ 1,130 Auburn University Revenue, Series A Continuously Callable @100  ........... 5.00 6/1/28 $ 1,143
2,315 City of Huntsville AL, GO, Series A  ................................. 5.00 3/1/27 2,428
1,725 County of Baldwin AL, GO Continuously Callable @100  .................. 5.00 5/1/25 1,734
5,305
Arizona — 5.70%
990 Arizona Department of Transportation State Highway Fund Revenue  ......... 5.00 7/1/28 1,062
1,275 Maricopa County Industrial Development Authority Revenue, Series D  ........ 5.00(a) 1/1/46 1,306
1,350 Maricopa County Unified School District No. 41 Gilbert, GO, Series C  ........ 5.00 7/1/25 1,374
3,742
Arkansas — 1.97%
1,295 Rogers School District No. 30, GO Continuously Callable @100 (State Aid
Withholding) .............................................. 4.00 2/1/26 1,296
Georgia — 2.02%
1,300 State of Georgia, GO, Series C  ..................................... 4.00 1/1/27 1,329
Illinois — 4.40%
1,900 Metropolitan Water Reclamation District of Greater Chicago, GO, Series C  ..... 5.00 12/1/24 1,910
935 State of Illinois, GO, Series D  ..................................... 5.00 11/1/27 979
2,889
Indiana — 4.09%
2,660 Indiana Finance Authority Revenue, Series A (Pre-Refunded/Escrowed to Maturity) 5.00 3/1/39 2,683
Iowa — 2.41%
1,000 City of Ankeny IA, GO, Series A ................................... 5.00 6/1/25 1,015
550 Linn-Mar Community School District, GO Continuously Callable @100 (BAM) .. 5.00 5/1/27 568
1,583
Kansas — 6.28%
2,540 Kansas Development Finance Authority Revenue, Series D  ................ 5.00 4/1/25 2,566
1,465 Riley County Unified School District No. 383 Manhattan-Ogden, GO, Series A (Pre-
Refunded/Escrowed to Maturity) ................................ 5.00 9/1/36 1,554
4,120
Maryland — 8.65%
900 County of Baltimore MD, GO  ..................................... 5.00 3/1/31 1,010
1,160 County of Harford MD, GO, Series B  ................................ 5.00 2/1/26 1,193
1,640 County of Prince George's MD, GO, Series A  .......................... 5.00 8/1/28 1,764
1,640 State of Maryland Department of Transportation Revenue  .................. 5.00 10/1/26 1,704
5,671
Massachusetts — 2.42%
1,545 Massachusetts School Building Authority Revenue, Series A (Pre-Refunded/
Escrowed to Maturity) ....................................... 5.00 2/15/49 1,590
Michigan — 1.61%
1,065 Michigan State Housing Development Authority Revenue, Series A-1 Continuously
Callable @100  ............................................ 0.65 10/1/24 1,058
Minnesota — 3.39%
1,270 State of Minnesota, GO, Series A  ................................... 5.00 9/1/28 1,380
750 University of Minnesota Revenue, Series B  ............................ 5.00 2/1/32 844
2,224
Missouri — 1.71%
1,100 Lindbergh School District, GO  ..................................... 4.00 3/1/27 1,123

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Nebraska — 3.22%
$ 2,060 Nebraska Public Power District Revenue, Series A  ....................... 5.00 1/1/26 $ 2,112
New Jersey — 9.46%
1,735 New Jersey Educational Facilities Authority Revenue, Series A  .............. 5.00 3/1/27 1,820
1,250 New Jersey Health Care Facilities Financing Authority Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/30 1,285
3,000 State of New Jersey, GO, Series A  ................................... 5.00 6/1/26 3,097
6,202
New York — 2.75%
1,610 New York State Dormitory Authority Revenue, Series A-1  ................. 5.00 3/15/31 1,808
Oregon — 2.01%
1,250 Oregon State Lottery Revenue, Series A Continuously Callable @100  ......... 5.00 4/1/30 1,319
South Carolina — 2.53%
1,495 South Carolina Jobs-Economic Development Authority Revenue, Series A  ...... 5.00 11/1/31 1,663
South Dakota — 3.23%
1,905 South Dakota Conservancy District Revenue, Series B  .................... 5.00 8/1/30 2,118
Texas — 7.46%
1,550 City of Plano TX, GO  ........................................... 5.00 9/1/29 1,694
1,015 Conroe Independent School District, GO (PSF-GTD) ..................... 5.00 2/15/25 1,023
1,150 Round Rock Independent School District, GO (PSF-GTD) ................. 5.00 8/1/25 1,172
1,000 Spring Branch Independent School District, GO (PSF-GTD) ................ 5.00 2/1/25 1,010
4,899
Virginia — 3.88%
900 City of Fredericksburg VA, GO, Series A (State Aid Withholding) ............ 5.00 10/1/29 993
1,505 Hampton Roads Transportation Accountability Commission Revenue, Series A  .. 5.00 7/1/26 1,556
2,549
Washington — 4.40%
1,260 Central Puget Sound Regional Transit Authority Revenue (Pre-Refunded/Escrowed
to Maturity) ............................................... 4.00 11/1/50 1,273
1,590 State of Washington, GO, Series R-2022C  ............................. 4.00 7/1/26 1,614
2,887
Wisconsin — 5.98%
2,700 State of Wisconsin, GO Continuously Callable @100  ..................... 5.00 5/1/29 2,738
1,150 Wisconsin Housing & Economic Development Authority Home Ownership Revenue,
Series B  ................................................. 5.00 9/1/26 1,189
3,927
Total Municipal Bonds .......................................... 64,097
Shares
Investment Company — 0.93%
Money Market Funds — 0.93%
609,175
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 5.20(b) 609
Total Investment Company ....................................... 609

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — June 30, 2024
As of June 30, 2024, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.
Value
(000)
Total Investments (cost $65,301) — 98.59% .......................... $ 64,706
Other assets in excess of liabilities — 1.41% .......................... 928
Net Assets — 100.00% .......................................... $ 65,634
(a) Interest rate is determined by the Remarketing Agent.  The rate disclosed is the rate in effect on June 30, 2024.
(b) Annualized 7-day yield as of period-end.
BAM—Build America Mutual
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments — June 30, 2024
191
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds — 85.22%
Alabama — 2.39%
$ 1,415 Alabama Special Care Facilities Financing Authority-Birmingham AL Revenue
Continuously Callable @100  .................................. 5.00 6/1/29 $ 1,440
1,675 Auburn University Revenue, Series A  ................................ 5.00 6/1/26 1,727
2,895 Black Belt Energy Gas District Revenue Continuously Callable @100  ......... 4.00(a) 6/1/51 2,901
1,500 Black Belt Energy Gas District Revenue, Series B, Callable 9/1/30 @ 100.32  .... 5.25 12/1/53 1,595
1,805 County of Jefferson AL Sewer Revenue Continuously Callable @100  ......... 5.00 10/1/36 2,023
1,000 Energy Southeast A Cooperative District Revenue, Series B-1 Continuously Callable
@100  ................................................... 5.75(a) 4/1/54 1,097
1,000 Troy University Revenue, Series A (BAM) ............................. 5.00 11/1/26 1,038
11,821
Alaska — 0.31%
1,495 State of Alaska, GO, Series A Continuously Callable @100  ................ 5.00 8/1/29 1,527
Arizona — 2.17%
1,100 Chandler Industrial Development Authority Revenue Continuously Callable @100
(AMT) .................................................. 4.00(a) 6/1/49 1,107
1,555 City of Phoenix Civic Improvement Corp. Revenue, Series B Continuously Callable
@100 (AMT) ............................................. 5.00 7/1/30 1,637
1,685 City of Phoenix Civic Improvement Corp. Revenue, Series A Continuously Callable
@100  ................................................... 5.00 7/1/32 1,871
1,000 Maricopa County Union High School District No. 210-Phoenix, GO  .......... 5.00 7/1/25 1,018
4,000 Salt River Project Agricultural Improvement & Power District Revenue, Series A
Continuously Callable @100  .................................. 5.00 12/1/36 4,049
1,015 State of Arizona Certificates of Participation, Series A  .................... 5.00 10/1/25 1,037
10,719
California — 1.43%
2,500 California Community Choice Financing Authority Revenue, Series G Continuously
Callable @100  ............................................ 5.25(a) 11/1/54 2,665
945 Los Angeles Unified School District, GO, Series A  ....................... 5.00 7/1/30 1,051
2,000 State of California, GO Continuously Callable @100  ..................... 5.00 9/1/33 2,284
1,000 State of California, GO Continuously Callable @100  ..................... 5.00 4/1/35 1,071
7,071
Colorado — 2.38%
3,600 City & County of Denver CO Airport System Revenue, Series A (AMT) ........ 5.00 12/1/25 3,666
900 City & County of Denver Co., GO, Series B Continuously Callable @100  ...... 5.00 8/1/35 1,063
2,970 Denver City & County School District No. 1, GO, Series A (State Aid Withholding) 5.50 12/1/25 3,065
3,740 State of Colorado Certificates of Participation, Series M Continuously Callable
@100  ................................................... 5.00 3/15/29 3,973
11,767
Connecticut — 0.88%
1,085 Connecticut State Health & Educational Facilities Authority Revenue, Series B  .. 5.00 12/1/26 1,122
1,500 State of Connecticut Special Tax Revenue, Series D Continuously Callable @100  5.00 11/1/34 1,689
1,000 State of Connecticut, GO, Series A  .................................. 4.00 1/15/29 1,043
465 State of Connecticut, GO, Series E Continuously Callable @100  ............. 5.00 9/15/32 500
4,354
Delaware — 0.14%
620 Delaware Transportation Authority Revenue Continuously Callable @100  ...... 5.00 7/1/32 688
District of Columbia — 2.21%
2,500 District of Columbia Revenue Continuously Callable @100  ................ 5.00 7/15/32 2,540
1,000 District of Columbia, GO, Series D Continuously Callable @100  ............ 5.00 6/1/33 1,032
2,000 Metropolitan Washington Airports Authority Aviation Revenue, Series A (AMT) .. 5.00 10/1/29 2,136
2,075 Metropolitan Washington Airports Authority Aviation Revenue, Series A
Continuously Callable @100 (AMT) ............................. 4.00 10/1/36 2,078

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
District of Columbia (continued)
$ 2,815 Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A  ... 5.00 7/15/31 $ 3,149
10,935
Florida — 3.44%
2,000 Alachua County Health Facilities Authority Revenue Continuously Callable @100  5.00(a) 12/1/37 2,038
1,500 Central Florida Expressway Authority Revenue (AGM) .................... 5.00 7/1/30 1,661
1,500 County of Lee FL Solid Waste System Revenue (AMT) .................... 5.00 10/1/25 1,523
2,500 County of Miami-Dade FL Water & Sewer System Revenue, Series B  ......... 5.00 10/1/33 2,872
955 County of Polk FL Utility System Revenue  ............................ 5.00 10/1/27 1,008
1,000 Florida Municipal Power Agency Revenue, Series A  ..................... 5.00 10/1/25 1,019
2,030 JEA Electric System Revenue, Series 3A Continuously Callable @100  ........ 5.00 10/1/34 2,222
3,295 Orlando Utilities Commission Revenue, Series 2018-A Continuously Callable @100  5.00 10/1/32 3,486
1,025 Palm Beach County School District Certificates of Participation, Series A
Continuously Callable @100  .................................. 5.00 8/1/36 1,178
17,007
Georgia — 1.65%
5,000 Main Street Natural Gas, Inc. Revenue, Series C Continuously Callable @100  ... 4.00(a) 3/1/50 5,009
1,000 Savannah Economic Development Authority Revenue  .................... 1.90 8/1/24 996
1,225 State of Georgia, GO, Series C  ..................................... 4.00 1/1/28 1,265
1,000 State of Georgia, GO, Series A Continuously Callable @100  ................ 3.00 8/1/36 918
8,188
Illinois — 5.52%
455 Chicago O'Hare International Airport Revenue, Series C (AMT) ............. 5.00 1/1/32 487
400 Chicago O'Hare International Airport Revenue, Series C Continuously Callable
@100 (AMT) ............................................. 5.00 1/1/33 427
58 City of Chicago IL Certificates of Participation, Series NT Continuously Callable
@100  ................................................... 7.46 2/15/26 40
2,335 City of Chicago IL, GO, Series A Continuously Callable @100  .............. 4.00 1/1/36 2,345
1,390 Illinois Finance Authority Revenue, Series A  ........................... 5.00 4/1/34 1,608
1,375 Illinois Finance Authority Revenue, Series B-2 Continuously Callable @100  .... 5.00(a) 5/15/50 1,408
1,650 Illinois Municipal Electric Agency Revenue, Series A Continuously Callable @100  4.00 2/1/35 1,651
850 Illinois State Toll Highway Authority Revenue, Series A Continuously Callable
@100  ................................................... 5.00 1/1/30 915
1,420 Metropolitan Water Reclamation District of Greater Chicago, GO, Series D  ..... 5.00 12/1/30 1,579
3,035 Metropolitan Water Reclamation District of Greater Chicago, GO, Series A
Continuously Callable @100  .................................. 5.00 12/1/27 3,147
380 Regional Transportation Authority Revenue (AGM) ...................... 6.00 6/1/25 385
3,000 Sales Tax Securitization Corp. Revenue, Series A  ........................ 5.00 1/1/29 3,210
4,600 State of Illinois Sales Tax Revenue, Series A (BAM) ...................... 5.00 6/15/25 4,657
1,000 State of Illinois, GO, Series D  ..................................... 5.00 7/1/27 1,046
2,995 University of Illinois Certificates of Participation, Series B Continuously Callable
@100  ................................................... 5.00 10/1/27 3,077
1,400 University of Illinois Revenue, Series A  .............................. 5.00 4/1/25 1,416
27,398
Indiana — 2.10%
2,500 City of Whiting IN Revenue (AMT) ................................. 5.00(a) 12/1/44 2,546
2,250 Indiana Finance Authority Revenue, Series B Continuously Callable @100  ..... 2.25(a) 12/1/58 2,209
3,655 Indiana Finance Authority Revenue, Series B-3, Callable 7/1/31 @ 101.64  ...... 5.00(a) 10/1/55 4,086
1,350 Indiana Finance Authority Revenue, Series A Continuously Callable @100  ..... 5.00 10/1/34 1,536
10,377
Iowa — 0.10%
450 Iowa Tobacco Settlement Authority Revenue, Series A-2, Class - 1 Continuously
Callable @100  ............................................ 5.00 6/1/32 489

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Kentucky — 1.65%
$ 3,115 Kentucky Public Energy Authority Revenue, Series A-1 Continuously Callable
@100  ................................................... 5.25(a) 4/1/54 $ 3,360
3,560 Kentucky Public Energy Authority Revenue, Series A-1 Continuously Callable
@100  ................................................... 4.00(a) 8/1/52 3,517
1,150 Louisville/Jefferson County Metropolitan Government, GO, Series A  ......... 5.00 12/1/30 1,288
8,165
Louisiana — 0.49%
1,415 Jefferson Sales Tax District Revenue, Series A (AGM) .................... 5.00 12/1/25 1,445
1,000 Parish of St. John the Baptist LA Revenue  ............................. 2.10(a) 6/1/37 1,000
2,445
Maine — 0.21%
1,025 Finance Authority of Maine Revenue, Series A-1 (AGM) .................. 5.00 12/1/26 1,048
Maryland — 2.39%
2,000 County of Baltimore MD, GO Continuously Callable @100  ................ 4.00 3/1/33 2,080
860 County of Frederick MD, GO Continuously Callable @100  ................ 5.00 4/1/37 994
1,190 County of Howard MD, GO, Series A Continuously Callable @100  ........... 5.00 8/15/34 1,372
2,090 Maryland State Transportation Authority Passenger Facility Charge Revenue (AMT) 5.00 6/1/28 2,179
2,500 State of Maryland Department of Transportation Revenue Continuously Callable
@100  ................................................... 5.00 10/1/32 2,791
1,000 State of Maryland Department of Transportation Revenue Continuously Callable
@100  ................................................... 4.00 10/1/32 1,015
1,240 State of Maryland, GO, Series A Continuously Callable @100  .............. 5.00 3/15/31 1,377
11,808
Massachusetts — 1.70%
780 Commonwealth of Massachusetts, GO, Series A Continuously Callable @100  ... 5.00 5/1/35 902
3,000 Commonwealth of Massachusetts, GO, Series A (AMBAC) ................. 5.50 8/1/30 3,388
1,400 Massachusetts Educational Financing Authority Revenue, Series B (AMT) ...... 5.00 7/1/29 1,465
1,000 Massachusetts Educational Financing Authority Revenue, Series I (AMT) ...... 5.00 1/1/25 1,006
1,500 Massachusetts Port Authority Revenue, Series A (AMT) ................... 5.00 7/1/32 1,659
8,420
Michigan — 3.59%
1,000 Detroit Downtown Development Authority Tax allocation Continuously Callable
@100  ................................................... 5.00 7/1/37 1,112
1,250 Great Lakes Water Authority Sewage Disposal System Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/37 1,434
6,000 Michigan Finance Authority Revenue Continuously Callable @100  ........... 5.00(a) 11/15/44 6,138
1,425 Michigan Finance Authority Revenue  ................................ 5.00 2/28/34 1,597
1,100 Michigan Finance Authority Revenue  ................................ 5.00 10/1/29 1,205
1,280 Michigan Finance Authority Revenue, Series B  ......................... 5.00 10/1/30 1,421
1,000 Michigan Finance Authority Revenue Continuously Callable @100  ........... 5.50 12/1/29 1,016
790 Novi Community School District, GO, Series III  ........................ 5.00 5/1/26 814
2,960 Utica Community Schools, GO (Q-SBLF) ............................. 5.00 5/1/26 3,050
17,787
Minnesota — 3.09%
1,000 Minneapolis-St Paul Metropolitan Airports Commission Revenue, Series C  ..... 5.00 1/1/26 1,024
1,750 Minnesota Agricultural & Economic Development Board Revenue Continuously
Callable @100  ............................................ 5.00 1/1/36 1,993
1,985 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/28 2,109
1,240 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/29 1,346
2,195 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/30 2,381
1,345 State of Minnesota Certificates of Participation  ......................... 5.00 11/1/33 1,563
1,260 State of Minnesota, GO, Series E  ................................... 5.00 8/1/30 1,409
3,000 State of Minnesota, GO, Series B Continuously Callable @100  .............. 5.00 8/1/35 3,481
15,306

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Missouri — 1.27%
$ 2,400 Health & Educational Facilities Authority of the State of Missouri Revenue, Series
A  ...................................................... 5.00 6/1/25 $ 2,429
995 St Joseph School District, GO (ST AID DIR DEP) ....................... 5.00 3/1/27 1,039
2,505 The Curators of the University of Missouri Revenue, Series B  ............... 5.00 11/1/30 2,804
6,272
Nebraska — 0.73%
1,000 City of Omaha NE Sewer Revenue, Series A Continuously Callable @100  ...... 4.00 4/1/31 1,030
1,000 City of Omaha NE Sewer Revenue, Series A Continuously Callable @100  ...... 4.00 4/1/32 1,030
1,350 Omaha Public Power District Revenue, Series B Continuously Callable @100  ... 5.00 2/1/34 1,544
3,604
Nevada — 1.81%
2,915 Clark County School District, GO, Series A Continuously Callable @100 (AGM) . 5.00 6/15/32 3,215
5,435 Las Vegas Valley Water District, GO, Series C Continuously Callable @100  .... 4.00 6/1/34 5,729
8,944
New Jersey — 3.07%
1,210 New Jersey Economic Development Authority Revenue  ................... 5.00 6/15/28 1,293
1,000 New Jersey Economic Development Authority Revenue, Series RRR  ......... 5.00 3/1/28 1,055
430 New Jersey Economic Development Authority Revenue Continuously Callable
@100  ................................................... 5.00 11/1/30 464
1,725 New Jersey Higher Education Student Assistance Authority Revenue, Series B
(AMT) .................................................. 5.00 12/1/29 1,829
750 New Jersey Transportation Trust Fund Authority Revenue, Series AA Continuously
Callable @100  ............................................ 5.00 6/15/36 843
1,750 New Jersey Transportation Trust Fund Authority Revenue, Series BB Continuously
Callable @100  ............................................ 5.00 6/15/36 1,994
1,000 New Jersey Transportation Trust Fund Authority Revenue, Series AA  ......... 5.00 6/15/30 1,093
4,295 New Jersey Turnpike Authority Revenue, Series A Continuously Callable @100  . 5.00 1/1/31 4,389
1,100 State of New Jersey, GO, Series A  ................................... 4.00 6/1/31 1,159
1,035 Tobacco Settlement Financing Corp. Revenue, Series A Continuously Callable
@100  ................................................... 5.00 6/1/33 1,090
15,209
New Mexico — 0.75%
1,025 Albuquerque Municipal School District No. 12, GO Continuously Callable @100
(State Aid Withholding) ...................................... 5.00 8/1/29 1,098
2,590 New Mexico Educational Assistance Foundation Revenue, Series 1-A (AMT) .... 5.00 9/1/25 2,628
3,726
New York — 7.69%
2,890 City of New York NY, GO, Series 1-A Continuously Callable @100  .......... 5.00 4/1/32 3,199
5,000 City of New York NY, GO, Series C  ................................. 5.00 8/1/28 5,353
1,700 Metropolitan Transportation Authority Revenue, Series B Continuously Callable
@100  ................................................... 5.00 11/15/29 1,757
2,410 New York City Municipal Water Finance Authority Revenue, Series BB-2
Continuously Callable @100  .................................. 5.00 6/15/27 2,464
4,940 New York City Municipal Water Finance Authority Revenue, Series CC-2  ...... 5.00 6/15/36 5,855
1,000 New York City Municipal Water Finance Authority Revenue, Series DD
Continuously Callable @100  .................................. 5.00 6/15/34 1,163
1,000 New York City Transitional Finance Authority Future Tax Secured Revenue, Series
B-1 Continuously Callable @100  ............................... 5.00 8/1/29 1,001
855 New York City Transitional Finance Authority Future Tax Secured Revenue, Series
E-1  .................................................... 5.00 11/1/28 922
1,500 New York City Transitional Finance Authority Revenue, Series D-1 Continuously
Callable @100  ............................................ 5.00 11/1/36 1,743
1,000 New York State Dormitory Authority Revenue, Series A Continuously Callable
@100  ................................................... 5.00 2/15/31 1,037
4,710 New York State Thruway Authority Revenue, Series A Continuously Callable @100  5.00 3/15/35 5,383

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
New York (continued)
$ 1,165 New York State Urban Development Corp. Revenue, Series A Continuously Callable
@100  ................................................... 5.00 3/15/35 $ 1,353
1,795 New York Transportation Development Corp. Revenue (AMT) .............. 5.00 12/1/27 1,872
4,970 Port Authority of New York & New Jersey Revenue, Series 207 Continuously
Callable @100 (AMT) ....................................... 4.00 3/15/30 4,989
38,091
North Carolina — 0.87%
820 City of Fayetteville NC Public Works Commission Revenue  ................ 5.00 3/1/31 922
1,000 County of Wake NC Revenue  ...................................... 5.00 9/1/28 1,082
1,100 County of Wake NC, GO, Series A  .................................. 5.00 2/1/30 1,222
1,000 The Charlotte-Mecklenburg Hospital Authority Revenue  .................. 5.00(a) 1/15/50 1,061
4,287
Ohio — 3.20%
3,000 Buckeye Tobacco Settlement Financing Authority Revenue, Series A-2, Class - 1
Continuously Callable @100  .................................. 5.00 6/1/32 3,287
1,450 City of Columbus OH Sewerage Revenue Continuously Callable @100  ........ 5.00 6/1/29 1,496
1,000 County of Butler OH Revenue, Series X  .............................. 5.00 5/15/29 1,083
245 County of Mahoning OH Revenue Continuously Callable @100 (NATL) ....... 5.50 10/15/25 247
800 County of Montgomery OH Revenue Continuously Callable @100  ........... 5.00 8/1/33 872
1,750 Ohio Water Development Authority Revenue, Series A Continuously Callable @100  5.00 12/1/37 2,023
3,050 Ohio Water Development Authority Water Pollution Control Loan Fund Revenue,
Series B Continuously Callable @100  ............................ 5.00 6/1/35 3,563
2,000 State of Ohio Revenue  ........................................... 2.75(a) 1/1/52 1,930
500 State of Ohio Revenue, Series A Continuously Callable @100  ............... 5.00 1/1/30 529
775 University of Cincinnati Revenue, Series A  ............................ 5.00 6/1/26 797
15,827
Oklahoma — 0.56%
1,925 Grand River Dam Authority Revenue, Series A Continuously Callable @100  .... 5.00 6/1/37 2,209
530 Oklahoma Municipal Power Authority Revenue, Series A Continuously Callable
@100 (AGM) ............................................. 4.00 1/1/32 557
2,766
Oregon — 1.57%
2,500 Multnomah County School District No. 1 Portland, GO (SCH BD GTY) ....... 5.00 6/15/29 2,738
2,500 Port of Portland OR Airport Revenue, Series 29 Continuously Callable @100 (AMT) 5.00 7/1/35 2,711
2,000 Portland Community College District, GO Continuously Callable @100  ....... 5.00 6/15/35 2,311
7,760
Pennsylvania — 4.66%
1,000 City of Philadelphia PA Water & Wastewater Revenue, Series B (AGM) ........ 5.00 9/1/29 1,089
1,000 City of Philadelphia PA Water & Wastewater Revenue, Series B  ............. 5.00 11/1/27 1,058
2,000 City of Philadelphia PA Water & Wastewater Revenue, Series B Continuously
Callable @100  ............................................ 4.00 7/1/35 2,009
2,600 City of Philadelphia PA, GO, Series B Continuously Callable @100  .......... 5.00 2/1/30 2,782
1,735 City of Philadelphia PA, GO, Series B Continuously Callable @100  .......... 5.00 2/1/31 1,851
1,000 Commonwealth Financing Authority Revenue Continuously Callable @100  .... 5.00 6/1/32 1,054
3,500 Commonwealth of Pennsylvania, GO Continuously Callable @100 (BAM) ..... 4.00 3/1/35 3,556
1,860 Luzerne County Industrial Development Authority Revenue Continuously Callable
@100 (AMT) ............................................. 2.45(a) 12/1/39 1,700
3,625 Pennsylvania Economic Development Financing Authority Revenue Continuously
Callable @100 (AMT) ....................................... 5.00 12/31/33 4,029
1,000 Pennsylvania Higher Education Assistance Agency Revenue, Series 1A (AMT) ... 5.00 6/1/32 1,074
1,000 Pennsylvania Higher Education Assistance Agency Revenue, Series A (AMT) .... 5.00 6/1/29 1,056
625 Pennsylvania Turnpike Commission Revenue, Series B  ................... 5.00 12/1/28 673
1,000 The School District of Philadelphia, GO, Series A Continuously Callable @100
(State Aid Withholding) ...................................... 5.25 9/1/36 1,126
23,057

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Rhode Island — 0.54%
$ 625 Rhode Island Student Loan Authority Revenue, Series A (AMT) ............. 5.00 12/1/29 $ 673
1,875 Rhode Island Student Loan Authority Revenue, Series A (AMT) ............. 5.00 12/1/29 1,998
2,671
South Carolina — 1.35%
3,680 County of Charleston SC, GO, Series A (State Aid Withholding) ............. 5.00 11/1/26 3,831
1,000 Piedmont Municipal Power Agency Revenue, Series B  .................... 5.00 1/1/29 1,061
680 South Carolina Public Service Authority Revenue, Series A  ................ 5.00 12/1/27 715
1,000 South Carolina Public Service Authority Revenue, Series A  ................ 5.00 12/1/31 1,090
6,697
Tennessee — 1.04%
1,215 County of Hamblen TN, GO  ...................................... 5.00 5/1/29 1,321
1,235 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue  .............................................. 5.00 5/1/31 1,336
1,000 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue Continuously Callable @100  ......................... 5.00 5/1/35 1,093
1,350 Metropolitan Government of Nashville & Davidson County TN, GO Continuously
Callable @100  ............................................ 4.00 7/1/33 1,382
5,132
Texas — 11.37%
1,230 Arlington Higher Education Finance Corp. Revenue (PSF-GTD) ............. 5.00 8/15/28 1,310
1,025 Arlington Higher Education Finance Corp. Revenue (PSF-GTD) ............. 5.00 8/15/27 1,077
2,450 City of Dallas TX, GO Continuously Callable @100  ..................... 5.00 2/15/27 2,469
2,500 City of Houston TX Airport System Revenue, Series C (AMT) .............. 5.00 7/1/25 2,528
300 City of Pearland TX, GO Continuously Callable @100  .................... 5.00 3/1/29 315
1,000 City of San Antonio TX Airport System Revenue, Series A (AMT) ............ 5.00 7/1/26 1,016
1,750 City of San Antonio TX Airport System Revenue, Series A (AMT) ............ 5.00 7/1/25 1,774
1,300 City of San Antonio TX Electric & Gas Systems Revenue, Series B  ........... 4.00 2/1/33 1,353
950 Clifton Higher Education Finance Corp. Revenue, Series T Continuously Callable
@100 (PSF-GTD) .......................................... 4.00 8/15/34 983
2,200 Clifton Higher Education Finance Corp. Revenue (PSF-GTD) ............... 5.00 8/15/25 2,243
500 Conroe Independent School District, GO Continuously Callable @100 (PSF-GTD) 5.00 2/15/30 504
1,545 County of Harris TX Revenue, Series A Continuously Callable @100  ......... 5.00 8/15/30 1,589
1,750 County of Harris TX Revenue Continuously Callable @100  ................ 5.00 8/15/34 1,775
4,730 Dallas Area Rapid Transit Revenue Continuously Callable @100  ............ 5.00 12/1/33 5,182
2,500 Dallas Independent School District, GO, Series A Continuously Callable @100
(PSF-GTD) ............................................... 5.00 2/15/27 2,523
2,100 Harris County Cultural Education Facilities Finance Corp. Revenue  .......... 5.00 11/15/27 2,208
1,650 Harris County Cultural Education Facilities Finance Corp. Revenue  .......... 5.00 11/15/25 1,683
1,500 Harris County Cultural Education Facilities Finance Corp. Revenue Continuously
Callable @100  ............................................ 5.00 10/1/27 1,526
2,300 Love Field Airport Modernization Corp. Revenue (AMT) .................. 5.00 11/1/25 2,330
1,040 Love Field Airport Modernization Corp. Revenue Continuously Callable @100  .. 5.00 11/1/28 1,037
1,000 Lower Colorado River Authority Revenue  ............................. 5.00 5/15/26 1,029
2,180 Lower Colorado River Authority Revenue Continuously Callable @100  ....... 5.00 5/15/32 2,382
1,090 Lower Colorado River Authority Revenue (AGM) ....................... 5.00 5/15/29 1,179
1,000 Lower Colorado River Authority Revenue Continuously Callable @100 (AGM) .. 5.00 5/15/34 1,138
2,410 Midland Independent School District, GO Continuously Callable @100 (PSF-GTD) 5.00 2/15/37 2,753
250 North Texas Tollway Authority Revenue, Series A Continuously Callable @100  .. 5.00 1/1/25 251
1,280 Tarrant County Cultural Education Facilities Finance Corp. Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/32 1,415
2,000 Tarrant County Cultural Education Facilities Finance Corp. Revenue, Series A
Continuously Callable @100  .................................. 5.00(a) 7/1/53 2,176
3,500 Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B
Continuously Callable @100  .................................. 5.50(a) 1/1/54 3,894
2,230 University of Houston Revenue, Series C Continuously Callable @100  ........ 5.00 2/15/28 2,278
1,300 West Harris County Regional Water Authority Revenue  ................... 5.00 12/15/27 1,370

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2024
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Texas (continued)
$ 1,000 West Travis County Public Utility Agency Revenue (BAM) ................. 5.00 8/15/26 $ 1,035
56,325
Virginia — 0.83%
760 Chesterfield County Economic Development Authority Revenue Continuously
Callable @100  ............................................ 5.00 4/1/38 871
1,215 City of Chesapeake VA, GO, Series A Continuously Callable @100  .......... 5.00 8/1/31 1,290
850 Hampton Roads Transportation Accountability Commission Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/31 939
1,000 Roanoke Economic Development Authority Revenue  ..................... 5.00 7/1/25 1,018
4,118
Washington — 4.27%
955 City of Seattle WA, GO Continuously Callable @100  ..................... 5.00 5/1/38 1,098
1,370 King County School District No. 401 Highline, GO Continuously Callable @100
(SCH BD GTY) ............................................ 5.00 12/1/31 1,422
1,050 King County School District No. 405 Bellevue, GO Continuously Callable @100
(SCH BD GTY) ............................................ 5.00 12/1/29 1,123
1,550 Kitsap County School District No 100-C Bremerton, GO, Series C Continuously
Callable @100 (SCH BD GTY) ................................ 5.00 12/1/36 1,790
1,500 Port of Seattle WA Revenue (AMT) .................................. 5.00 4/1/26 1,535
1,555 Port of Seattle WA Revenue Continuously Callable @100 (AMT) ............ 5.00 8/1/33 1,674
790 State of Washington, GO, Series C  .................................. 5.00 2/1/32 897
7,065 State of Washington, GO, Series R-2017A Continuously Callable @100  ....... 5.00 8/1/32 7,257
1,300 State of Washington, GO, Series C Continuously Callable @100  ............. 5.00 2/1/33 1,460
1,600 Washington Health Care Facilities Authority Revenue, Series B1 Continuously
Callable @100  ............................................ 5.00(a) 8/1/49 1,600
1,250 Washington Health Care Facilities Authority Revenue, Series B  ............. 5.00 10/1/25 1,269
21,125
Wisconsin — 1.80%
580 Madison Metropolitan School District, GO Continuously Callable @100  ....... 5.00 3/1/34 636
3,455 Public Finance Authority Revenue, Series A-2  .......................... 3.70(a) 10/1/46 3,418
1,225 University of Wisconsin Hospitals & Clinics Revenue, Series A  ............. 5.00 4/1/26 1,254
1,100 Wisconsin Health & Educational Facilities Authority Revenue  .............. 4.00 11/15/26 1,111
2,460 Wisconsin Health & Educational Facilities Authority Revenue, Series A
Continuously Callable @100  .................................. 5.00 11/15/35 2,508
8,927
Total Municipal Bonds .......................................... 421,858
Shares
Investment Companies — 13.86%
Domestic Fixed Income — 9.82%
180,000
AllianceBernstein National Municipal Income Fund, Inc. .................. 2,000
79,083
BlackRock California Municipal Income Trust .......................... 947
198,479
BlackRock Municipal 2030 Target Term Trust .......................... 4,122
222,293
BlackRock Municipal Income Fund, Inc. .............................. 2,743
47,755
BlackRock MuniYield Fund, Inc. ................................... 518
248,844
BlackRock MuniYield Quality Fund III, Inc. ........................... 2,782
71,012
DTF Tax-Free Income 2028 Term Fund, Inc. ........................... 778
323,740
DWS Municipal Income Trust ...................................... 3,066
128,518
Eaton Vance California Municipal Bond Fund .......................... 1,222
171,994
Eaton Vance Municipal Bond Fund .................................. 1,820
130,832
Federated Hermes Premier Municipal Income Fund ...................... 1,495
356,298
Invesco Quality Municipal Income Trust .............................. 3,534
141,594
MainStay MacKay DefinedTerm Municipal Opportunities Fund .............. 2,348
181,653
MFS High Income Municipal Trust .................................. 674

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — June 30, 2024
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of June 30, 2024.
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Domestic Fixed Income (continued)
289,265
MFS High Yield Municipal Trust .................................... $ 992
307,339
Nuveen AMT-Free Quality Municipal Income Fund ...................... 3,522
288,013
Nuveen Municipal Credit Income Fund ............................... 3,557
74,226
Nuveen Municipal Value Fund, Inc. .................................. 641
320,490
Nuveen Quality Municipal Income Fund .............................. 3,763
205,994
PIMCO California Municipal Income Fund II ........................... 1,205
127,109
PIMCO Municipal Income Fund III .................................. 1,002
198,342
Pioneer Municipal High Income Advantage Fund, Inc. .................... 1,628
85,572
Pioneer Municipal High Income Opportunities Fund, Inc. .................. 997
311,239
Western Asset Managed Municipals Fund, Inc. .......................... 3,221
48,577
Money Market Funds — 4.04%
20,024,455
BlackRock Liquidity Funds MuniCash ................................ 3.20(b) 20,025
Total Investment Companies ...................................... 68,602
Total Investments (cost $498,267) — 99.08% ......................... 490,460
Other assets in excess of liabilities — 0.92% .......................... 4,540
Net Assets — 100.00% .......................................... $ 495,000
(a) Interest rate is determined by the Remarketing Agent.  The rate disclosed is the rate in effect on June 30, 2024.
(b) Annualized 7-day yield as of period-end.
AGM—Assured Guaranty Municipal Corporation
AMBAC—American Municipal Bond Assurance Corporation
AMT—Alternative Minimum Tax
BAM—Build America Mutual
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed
Q-SBLF—Qualified School Bond Loan Fund
SCH BD GTY—School Board Guaranty
The Intermediate Term Municipal Bond Portfolio
Insight North
America LLC
Breckinridge
Capital
Advisors, Inc
City of
London
Investment
Management
Company,
Limited
HC Capital
Solutions Total
Municipal Bonds ..................................................................................................... 76.85% 8.37% — — 85.22%
Investment Companies ............................................................................................ 0.24% — 9.65% 3.97% 13.86%
Other Assets (Liabilities) ........................................................................................ 0.36% 0.12% 0.37% 0.07% 0.92%
Total Net Assets ................................................................................................. 77.45% 8.49% 10.02% 4.04% 100.00%

HC CAPITAL TRUST
Statements of Assets and Liabilities
As of June 30, 2024
(Amounts in thousands, except per share amounts)
199
See accompanying notes to financial statements.
Amounts designated as "—" are $0 or have been rounded to $0.
The U.S. Equity
Portfolio
The Institutional
U.S. Equity
Portfolio
ASSETS:
Investments in securities, at value(a) .............................................................................. $ 1,787,624 $ 2,505,679
Cash ............................................................................................................... — 2,475
Foreign currency, at value (Cost $— and $3, respectively) ....................................................... — 3
Receivable for portfolio shares issued ............................................................................ — 345
Receivable from investments sold ................................................................................ — 4,394
Variation margin receivable on derivatives ....................................................................... — 65
Cash held as collateral at broker for derivatives .................................................................. — 27,817
Dividends and interest receivable ................................................................................. 946 2,265
Foreign tax reclaims receivable ................................................................................... 62 122
Prepaid expenses .................................................................................................. 30 37
Total assets ..................................................................................................... 1,788,662 2,543,202
LIABILITIES:
Payable to Custodian .............................................................................................. 1,040 —
Written options, at fair value (Premiums received $— and $4,211, respectively) ................................ — 1,947
Payable for investments purchased ............................................................................... — 4,476
Payable for portfolio shares redeemed ............................................................................ 5,113 2,865
Payable for collateral received on loaned securities .............................................................. 488 412
Variation margin payable on derivatives .......................................................................... — 455
Advisory fees payable ............................................................................................. 106 285
Administrative services fees payable ............................................................................. 59 85
Trustee fees payable ............................................................................................... 3 4
Professional fees payable ......................................................................................... 182 98
Custodian fees payable ............................................................................................ 55 118
Other accrued expenses ........................................................................................... 63 49
Total liabilities .................................................................................................. 7,109 10,794
NET ASSETS ........................................................................................................ $ 1,781,553 $ 2,532,408
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value $ 49 $ 142
Additional paid-in capital ......................................................................................... 609,949 1,743,305
Total distributable earnings/(loss) 1,171,555 788,961
Net Assets ...................................................................................................... $ 1,781,553 $ 2,532,408
NET ASSETS: $ 1,781,553 $ 2,532,408
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001): 49,445 141,704
Net Asset Value, offering and redemption price per share: (b) $ 36.03 $ 17.87
Investments in securities, at cost .................................................................................. $ 567,010 $ 1,719,837
(a) Includes securities on loan of $444 and $404, respectively.
(b) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of June 30, 2024
(Amounts in thousands, except per share amounts)
See accompanying notes to financial statements.
Amounts designated as "—" are $0 or have been rounded to $0.
The ESG Growth
Portfolio
The Catholic SRI
Growth Portfolio
The International
Equity Portfolio
The Institutional
International
Equity Portfolio
ASSETS:
Investments in securities, at value(a) .............................. $ 191,967 $ 35,256 $ 559,566 $ 924,868
Cash ............................................................... 4 — 7 1,780
Foreign currency, at value (Cost $259, $33, $1,095 and $1,738, respectively) .................................................... 260 34 1,432 1,772
Receivable for portfolio shares issued ............................ — — 100 140
Receivable from investments sold ................................ — — 37 178
Variation margin receivable on derivatives ....................... 1 — 34 157
Cash held as collateral at broker for derivatives .................. 78 — 3,251 9,426
Dividends and interest receivable ................................. 133 17 783 1,611
Foreign tax reclaims receivable ................................... 234 32 2,733 4,027
Prepaid expenses .................................................. 4 2 13 13
Total assets ..................................................... 192,681 35,341 567,956 943,972
LIABILITIES:
Written options, at fair value (Premiums received $—, $—, $677 and $1,165, respectively) ....................................... — — 272 458
Payable for investments purchased ............................... — 19 17 694
Payable for portfolio shares redeemed ............................ — — — 183
Payable for collateral received on loaned securities .............. — — — 174
Variation margin payable on derivatives .......................... 6 — — —
Advisory fees payable ............................................. 29 — 54 147
Administrative services fees payable ............................. 17 10 32 44
Trustee fees payable ............................................... — — 1 1
Professional fees payable ......................................... 20 5 107 111
Custodian fees payable ............................................ 22 12 66 111
Other accrued expenses ........................................... 6 4 17 27
Total liabilities .................................................. 100 50 566 1,950
NET ASSETS ........................................................ $ 192,581 $ 35,291 $ 567,390 $ 942,022
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value $ 12 $ 3 $ 44 $ 89
Additional paid-in capital ......................................... 123,400 20,808 402,764 818,859
Total distributable earnings/(loss) 69,169 14,480 164,582 123,074
Net Assets ...................................................... $ 192,581 $ 35,291 $ 567,390 $ 942,022
NET ASSETS: $ 192,581 $ 35,291 $ 567,390 $ 942,022
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001): 12,255 2,788 44,199 88,536
Net Asset Value, offering and redemption price per share: (b) $ 15.71 $ 12.66 $ 12.84 $ 10.64
Investments in securities, at cost .................................. $ 121,344 $ 20,205 $ 304,605 $ 772,768
(a) Includes securities on loan of $0, $0, $0 and $2,262, respectively.
(b) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of June 30, 2024
(Amounts in thousands, except per share amounts)
See accompanying notes to financial statements.
Amounts designated as "—" are $0 or have been rounded to $0.
The Emerging
Markets Portfolio
The Core Fixed
Income Portfolio
The Corporate
Opportunities
Portfolio
ASSETS:
Investments in securities, at value(a) ...................................................... $ 681,244 $ 86,914 $ 202,463
Cash ....................................................................................... 20 54 264
Foreign currency, at value (Cost $8,569, $— and $—, respectively) ..................... 8,602 — —
Receivable for portfolio shares issued .................................................... 96 2 50
Receivable from investments sold ........................................................ 20,553 516 —
Variation margin receivable on derivatives ............................................... 61 — —
Cash held as collateral at broker for derivatives .......................................... 6,243 — 5,340
Dividends and interest receivable ......................................................... 2,492 406 850
Foreign tax reclaims receivable ........................................................... 44 — —
Prepaid expenses .......................................................................... 13 9 11
Total assets ............................................................................. 719,368 87,901 208,978
LIABILITIES:
Written options, at fair value (Premiums received $1,025, $— and $—, respectively) .. 405 — —
Payable for investments purchased ....................................................... 26 5,421 —
Payable for portfolio shares redeemed .................................................... 247 2 54
Payable for collateral received on loaned securities ...................................... 119 — 1,177
Centrally cleared swap agreements, at value .............................................. — — 62
Variation margin payable on derivatives .................................................. 24 — 431
Accrued foreign capital gains tax ......................................................... 6,942 — —
Advisory fees payable ..................................................................... 102 12 21
Administrative services fees payable ..................................................... 35 16 13
Trustee fees payable ....................................................................... 1 — —
Professional fees payable ................................................................. 132 3 7
Custodian fees payable .................................................................... 451 8 12
Other accrued expenses ................................................................... 23 4 9
Total liabilities .......................................................................... 8,507 5,466 1,786
NET ASSETS ................................................................................ $ 710,861 $ 82,435 $ 207,192
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value $ 38 $ 10 $ 29
Additional paid-in capital ................................................................. 711,926 91,280 220,357
Total distributable earnings/(loss) (1,103) (8,855) (13,194)
Net Assets .............................................................................. $ 710,861 $ 82,435 $ 207,192
NET ASSETS: $ 710,861 $ 82,435 $ 207,192
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001): 38,411 9,774 28,669
Net Asset Value, offering and redemption price per share: (b) $ 18.51 $ 8.43 $ 7.23
Investments in securities, at cost .......................................................... $ 568,576 $ 90,697 $ 202,463
(a) Includes securities on loan of $1,016, $0 and $0, respectively.
(b) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of June 30, 2024
(Amounts in thousands, except per share amounts)
See accompanying notes to financial statements.
Amounts designated as "—" are $0 or have been rounded to $0.
The U.S.
Government Fixed
Income Securities
Portfolio
The U.S.
Corporate Fixed
Income Securities
Portfolio
The U.S.
Mortgage/Asset
Backed Fixed
Income Securities
Portfolio
ASSETS:
Investments in securities, at value(a) ...................................................... $ 974,720 $ 275,728 $ 239,894
Cash ....................................................................................... 1,795 46 20
Receivable for portfolio shares issued .................................................... 105 54 46
Receivable from investments sold ........................................................ 8,579 — 23
Cash held as collateral at broker for derivatives .......................................... 3,617 423 182
Dividends and interest receivable ......................................................... 3,590 2,950 662
Prepaid expenses .......................................................................... 16 8 8
Total assets ............................................................................. 992,422 279,209 240,835
LIABILITIES:
Written options, at fair value (Premiums received $305, $— and $—, respectively) .... 244 — —
Payable for investments purchased ....................................................... 9,352 — 16,850
Payable for portfolio shares redeemed .................................................... 165 60 51
Payable for collateral received on loaned securities ...................................... — 696 —
Variation margin payable on derivatives .................................................. 316 8 4
Advisory fees payable ..................................................................... 34 26 14
Administrative services fees payable ..................................................... 38 16 25
Trustee fees payable ....................................................................... 2 — —
Professional fees payable ................................................................. 37 10 8
Custodian fees payable .................................................................... 43 15 12
Other accrued expenses ................................................................... 28 10 8
Total liabilities .......................................................................... 10,259 841 16,972
NET ASSETS ................................................................................ $ 982,163 $ 278,368 $ 223,863
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value $ 117 $ 32 $ 27
Additional paid-in capital ................................................................. 1,057,061 309,963 266,293
Total distributable earnings/(loss) (75,015) (31,627) (42,457)
Net Assets .............................................................................. $ 982,163 $ 278,368 $ 223,863
NET ASSETS: $ 982,163 $ 278,368 $ 223,863
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001): 116,577 31,983 27,410
Net Asset Value, offering and redemption price per share: (b) $ 8.42 $ 8.70 $ 8.17
Investments in securities, at cost .......................................................... $ 1,001,884 $ 289,105 $ 265,000
(a) Includes securities on loan of $0, $666 and $0, respectively.
(b) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.
HC CAPITAL TRUST
Statements of Assets and Liabilities (concluded)
As of June 30, 2024
(Amounts in thousands, except per share amounts)
Amounts designated as "—" are $0 or have been rounded to $0.
The Short-Term
Municipal Bond
Portfolio
The Intermediate
Term Municipal
Bond Portfolio
ASSETS:
Investments in securities, at value ................................................................................ $ 64,706 $ 490,460
Cash ............................................................................................................... — 1,053
Receivable for portfolio shares issued ............................................................................ 55 1,141
Dividends and interest receivable ................................................................................. 890 5,120
Prepaid expenses .................................................................................................. 7 16
Total assets ..................................................................................................... 65,658 497,790
LIABILITIES:
Payable for investments purchased ............................................................................... — 2,209
Payable for portfolio shares redeemed ............................................................................ — 100
Advisory fees payable ............................................................................................. 7 406
Administrative services fees payable ............................................................................. 8 23
Trustee fees payable ............................................................................................... — 1
Professional fees payable ......................................................................................... 2 14
Custodian fees payable ............................................................................................ 3 21
Other accrued expenses ........................................................................................... 4 16
Total liabilities .................................................................................................. 24 2,790
NET ASSETS ........................................................................................................ $ 65,634 $ 495,000
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value $ 7 $ 51
Additional paid-in capital ......................................................................................... 70,749 514, 902
Total distributable earnings/(loss) (5,122) (19, 953 )
Net Assets ...................................................................................................... $ 65,634 $ 495,000
NET ASSETS: $ 65,634 $ 495,000
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001): 6,865 50,955
Net Asset Value, offering and redemption price per share: (a) $ 9.56 $ 9.71
Investments in securities, at cost .................................................................................. $ 65,301 $ 498,267
(a) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

HC CAPITAL TRUST
Statements of Operations
For the Year Ended, June 30, 2024
(Amounts in thousands)
204
See accompanying notes to financial statements.
1
st
Amounts designated as “—” are $0 or have been rounded to $0.
The U.S. Equity
Portfolio
The Institutional
U.S. Equity
Portfolio
INVESTMENT INCOME:
Interest .................................................................................................................. $ 45 $ 975
Dividends (net of foreign withholding tax of $36 and $36, respectively) ............................................. 10,621 41,785
Income from securities lending, net .................................................................................... 8 153
Total Investment Income ............................................................................................ 10,674 42,913
EXPENSES:
Advisory fees ........................................................................................................... 1,049 3,748
Management fees ....................................................................................................... 88 256
Administrative services fees ........................................................................................... 349 970
Professional fees ....................................................................................................... 269 377
Transfer agent fees ..................................................................................................... 22 77
Compliance service fees ............................................................................................... 20 68
Custodian fees .......................................................................................................... 73 219
Registration and filing fees ............................................................................................. 37 15
Trustee fees ............................................................................................................. 61 208
Other ................................................................................................................... 181 202
Total expenses before waivers and/or reimbursements and expenses paid indirectly ........................... 2,149 6,140
Expenses waived and/or reimbursed by Adviser ................................................................. (88) (256)
Expenses waived by Administrator .............................................................................. (13) (42)
Expenses paid indirectly ......................................................................................... (3) (4)
Net Expenses .................................................................................................. 2,045 5,838
Net Investment Income ................................................................................................. 8,629 37,075
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities and foreign currency translations .......................... 12,090 416,977
Net realized gains/(losses) from redemptions in-kind transactions 62,260 —
Net realized gains/(losses) from futures transactions .................................................................. — 24,606
Net realized gains/(losses) from written options transactions ......................................................... — 13,618
Net realized gains/(losses) from investments .......................................................................... 74,350 455,201
Change in unrealized appreciation/(depreciation) on investment transactions and foreign currency translations .... 123,332 18,754
Change in unrealized appreciation/(depreciation) on futures .......................................................... — (3,878)
Change in unrealized appreciation/(depreciation) on written options ................................................. — 2,264
Change in unrealized appreciation/(depreciation) on investments ..................................................... 123,332 17,140
Net realized/unrealized gains/(losses) from investments .............................................................. 197,682 472,341
Change in net assets resulting from operations $ 206,311 $ 509,416

HC CAPITAL TRUST
Statements of Operations (continued)
For the Year Ended, June 30, 2024
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The ESG
Growth
Portfolio
The Catholic
SRI Growth
Portfolio
The
International
Equity Portfolio
The Institutional
International
Equity Portfolio
INVESTMENT INCOME:
Interest ....................................................................... $ — $ — $ 227 $ 424
Dividends (net of foreign withholding tax of $256, $52, $2,431 and
$2,267, respectively) ..................................................... 3,273 569 16,337 26,242
Income from securities lending, net ......................................... — 1 — 38
Total Investment Income ................................................. 3,273 570 16,564 26,704
EXPENSES:
Advisory fees ................................................................ 217 31 638 1,613
Management fees ............................................................ 18 3 59 83
Administrative services fees ................................................ 118 58 273 373
Professional fees ............................................................ 54 20 194 251
Transfer agent fees .......................................................... 5 1 16 24
Compliance service fees .................................................... 5 1 14 21
Custodian fees ............................................................... 44 23 124 200
Registration and filing fees .................................................. 3 4 24 16
Trustee fees .................................................................. 14 2 44 64
Other ........................................................................ 17 6 49 69
Total expenses before waivers and/or reimbursements ............... 495 149 1,435 2,714
Expenses waived and/or reimbursed by Adviser ...................... (18) (53) (59) (83)
Expenses waived by Administrator ................................... (3) — (10) (15)
Net Expenses ....................................................... 474 96 1,366 2,616
Net Investment Income ...................................................... 2,799 474 15,198 24,088
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities and foreign currency translations ..................................................... 2,267 3 3,693 6,559
Net realized gains/(losses) from futures transactions ....................... 16 — (2,093) (3,214)
Net realized gains/(losses) from written options transactions .............. — — 2,518 5,682
Net realized gains/(losses) from investments ............................... 2,283 3 4,118 9,027
Change in unrealized appreciation/(depreciation) on investment transactions and foreign currency translations ........................... 26,613 5,445 41,271 56,143
Change in unrealized appreciation/(depreciation) on futures ............... (9) — (19) (1,519)
Change in unrealized appreciation/(depreciation) on written options ...... — — 305 (112)
Change in unrealized appreciation/(depreciation) on investments .......... 26,604 5,445 41,557 54,512
Net realized/unrealized gains/(losses) from investments ................... 28,887 5,448 45,675 63,539
Change in net assets resulting from operations $ 31,686 $ 5,922 $ 60,873 $ 87,627

HC CAPITAL TRUST
Statements of Operations (continued)
For the Year Ended, June 30, 2024
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The Emerging
Markets
Portfolio
The Core Fixed
Income Portfolio
The Corporate
Opportunities
Portfolio
INVESTMENT INCOME:
Interest ............................................................................................. $ 387 $ 1,606 $ 1
Dividends (net of foreign withholding tax of $2,692, $— and $—, respectively) ................ 21,580 1,187 12,728
Income from securities lending, net ............................................................... 24 — 8
Total Investment Income ....................................................................... 21,991 2,793 12,737
EXPENSES:
Advisory fees ...................................................................................... 1,317 83 345
Management fees .................................................................................. 76 8 24
Administrative services fees ...................................................................... 322 103 108
Professional fees .................................................................................. 220 10 31
Transfer agent fees ................................................................................ 21 2 6
Compliance service fees .......................................................................... 19 2 6
Custodian fees ..................................................................................... 845 17 26
Registration and filing fees ........................................................................ 16 11 11
Trustee fees ........................................................................................ 57 6 17
Other .............................................................................................. 63 10 25
Total expenses before waivers and/or reimbursements ..................................... 2,956 252 599
Expenses waived and/or reimbursed by Adviser ............................................ (76) (8) (24)
Expenses waived by Administrator ......................................................... (13) (1) (4)
Net Expenses ............................................................................. 2,867 243 571
Net Investment Income ............................................................................ 19,124 2,550 12,166
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities and foreign currency translations ..... (10,307) (1,623) 2,728
Net realized gains/(losses) from futures transactions ............................................. (2,580) — 8,018
Net realized gains/(losses) from written options transactions .................................... 4,357 — —
Net realized gains/(losses) from swap transactions ............................................... (5,516) — (13)
Net realized gains/(losses) from investments ..................................................... (14,046) (1,623) 10,733
Change in unrealized appreciation/(depreciation) on investment transactions and foreign currency translations ........................................................................... 72,197 1,133 674
Change in unrealized appreciation/(depreciation) on futures ..................................... 703 — 623
Change in unrealized appreciation/(depreciation) on written options ............................ 281 — —
Change in unrealized appreciation/(depreciation) on swaps ...................................... 2,176 — 11
Change in unrealized appreciation/(depreciation) on investments ................................ 75,357 1,133 1,308
Net realized/unrealized gains/(losses) from investments ......................................... 61,311 (490) 12,041
Change in net assets resulting from operations $ 80,435 $ 2,060 $ 24,207

HC CAPITAL TRUST
Statements of Operations (continued)
For the Year Ended, June 30, 2024
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The U.S.
Government
Fixed Income
Securities
Portfolio
The U.S.
Corporate
Fixed Income
Securities
Portfolio
The U.S.
Mortgage/
Asset Backed
Fixed Income
Securities
Portfolio
INVESTMENT INCOME:
Interest ............................................................................................. $ 15,661 $ 10,143 $ 5,957
Dividends (net of foreign withholding tax of $—, $— and $—, respectively) ................... 18,852 1,786 1,634
Income from securities lending, net ............................................................... — 36 —
Total Investment Income ....................................................................... 34,513 11,965 7,591
EXPENSES:
Advisory fees ...................................................................................... 320 228 135
Management fees .................................................................................. 100 29 23
Administrative services fees ...................................................................... 385 134 180
Professional fees .................................................................................. 134 38 30
Transfer agent fees ................................................................................ 29 8 6
Compliance service fees .......................................................................... 26 7 6
Custodian fees ..................................................................................... 79 39 25
Registration and filing fees ........................................................................ 13 12 13
Trustee fees ........................................................................................ 78 22 17
Other .............................................................................................. 87 31 23
Total expenses before waivers and/or reimbursements ..................................... 1,251 548 458
Expenses waived and/or reimbursed by Adviser ............................................ (100) (29) (23)
Expenses waived by Administrator ......................................................... (11) (5) (4)
Net Expenses ............................................................................. 1,140 514 431
Net Investment Income ............................................................................ 33,373 11,451 7,160
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities ........................................ (31,957) (10,539) (389)
Net realized gains/(losses) from futures transactions ............................................. (1,395) (240) (137)
Net realized gains/(losses) from written options transactions .................................... 1,386 — —
Net realized gains/(losses) from investments ..................................................... (31,966) (10,779) (526)
Change in unrealized appreciation/(depreciation) on investment transactions ................... 23,607 11,398 (1,635)
Change in unrealized appreciation/(depreciation) on futures ..................................... 953 118 50
Change in unrealized appreciation/(depreciation) on written options ............................ 61 — —
Change in unrealized appreciation/(depreciation) on investments ................................ 24,621 11,516 (1,585)
Net realized/unrealized gains/(losses) from investments ......................................... (7,345) 737 (2,111)
Change in net assets resulting from operations $ 26,028 $ 12,188 $ 5,049

See accompanying notes to financial statements.
HC CAPITAL TRUST
Statements of Operations (concluded)
For the Year Ended, June 30, 2024
(Amounts in thousands)
Amounts designated as “—” are $0 or have been rounded to $0.
The Short-Term
Municipal Bond
Portfolio
The
Intermediate
Term Municipal
Bond Portfolio
INVESTMENT INCOME:
Interest .................................................................................................................. $ 1,605 $ 11,644
Dividends (net of foreign withholding tax of $— and $—, respectively) ............................................. 44 1,716
Total Investment Income ............................................................................................ 1,649 13,360
EXPENSES:
Advisory fees ........................................................................................................... 85 920
Management fees ....................................................................................................... 8 49
Administrative services fees ........................................................................................... 56 216
Professional fees ....................................................................................................... 10 83
Transfer agent fees ..................................................................................................... 2 15
Compliance service fees ............................................................................................... 2 13
Custodian fees .......................................................................................................... 7 43
Registration and filing fees ............................................................................................. 12 9
Trustee fees ............................................................................................................. 6 40
Other ................................................................................................................... 28 43
Total expenses before waivers and/or reimbursements .......................................................... 216 1,431
Expenses waived and/or reimbursed by Adviser ................................................................. (8) (49)
Expenses waived by Administrator .............................................................................. (2) (8)
Net Expenses .................................................................................................. 206 1,374
Net Investment Income ................................................................................................. 1,443 11,986
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities ............................................................. (503) (4,696)
Net realized gains/(losses) from investments .......................................................................... (503) (4,696)
Change in unrealized appreciation/(depreciation) on investment transactions ........................................ 550 7,535
Change in unrealized appreciation/(depreciation) on investments ..................................................... 550 7,535
Net realized/unrealized gains/(losses) from investments .............................................................. 47 2,839
Change in net assets resulting from operations $ 1,490 $ 14,825

HC CAPITAL TRUST
Statements of Changes in Net Assets
(Amounts in thousands)
209
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The U.S. Equity Portfolio
The Institutional U.S.
Equity Portfolio
For the Year
Ended
June 30,
2024
For the Year
Ended
June 30,
2023
For the Year
Ended
June 30,
2024
For the Year
Ended
June 30,
2023
Operations:
Net investment income ......................................................................... $ 8,629 $ 8,370 $ 37,075 $ 44,148
Net realized gains/(losses) from investments .................................................. 74,350 10,923 455,201 69,372
Change in unrealized appreciation/(depreciation) from investments .......................... 123,332 123,998 17,140 291,168
Change in net assets resulting from operations ................................................... 206,311 143,291 509,416 404,688
Distributions to Shareholders:
From net investment income and/or net
realized capital gains ........................................................................ (19,522) (53,425) (290,603) (159,311)
Change in net assets resulting from distributions ................................................. (19,522) (53,425) (290,603) (159,311)
Capital Transactions:
Proceeds from shares issued ................................................................... $ 74,515 $ 12,240 $ 164,333 $ 436,447
Proceeds from merger (Note 9) ................................................................ 854,367 — — —
Proceeds from reinvestment of dividends ...................................................... 13,712 41,441 281,457 149,012
Cost of shares redeemed ....................................................................... (154,410) (43,843) (601,596) (613,675)
Change in net assets from shares of beneficial interest ........................................ $ 788,184 $ 9,838 $ (155,806) $ (28,216)
Change in net assets ............................................................................... 974,973 99,704 63,007 217,161
Net Assets:
Beginning of period ............................................................................ 806,580 706,876 2,469,401 2,252,240
End of period ................................................................................... $ 1,781,553 $ 806,580 $ 2,532,408 $ 2,469,401
Share Transactions:
Issued ........................................................................................... 2,336 441 9,909 28,683
Issued from merger (Note 9) ................................................................... 23,870 — — —
Reinvested ...................................................................................... 433 1,694 17,703 10,249
Redeemed ...................................................................................... (4,837) (1,640) (35,885) (39,796)
Change in Shares ............................................................................... 21,802 495 (8,273) (864)

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The ESG Growth Portfolio
The Catholic SRI Growth
Portfolio
For the Year
Ended
June 30,
2024
For the Year
Ended
June 30,
2023
For the Year
Ended
June 30,
2024
For the Year
Ended
June 30,
2023
Operations:
Net investment income ......................................................................... $ 2,799 $ 2,407 $ 474 $ 456
Net realized gains/(losses) from investments .................................................. 2,283 (816) 3 (29)
Change in unrealized appreciation/(depreciation) from investments .......................... 26,604 21,035 5,445 4,299
Change in net assets resulting from operations ................................................... 31,686 22,626 5,922 4,726
Distributions to Shareholders:
From net investment income and/or net
realized capital gains ........................................................................ (4,591) (2,404) (491) (649)
Change in net assets resulting from distributions ................................................. (4,591) (2,404) (491) (649)
Capital Transactions:
Proceeds from shares issued ................................................................... $ 416 $ 112 $ 2,601 $ 3,749
Proceeds from reinvestment of dividends ...................................................... 1,997 217 491 649
Cost of shares redeemed ....................................................................... (1,044) (94) (2,288) (1,944)
Change in net assets from shares of beneficial interest ........................................ $ 1,369 $ 235 $ 804 $ 2,454
Change in net assets ............................................................................... 28,464 20,457 6,235 6,531
Net Assets:
Beginning of period ............................................................................ 164,117 143,660 29,056 22,525
End of period ................................................................................... $ 192,581 $ 164,117 $ 35,291 $ 29,056
Share Transactions:
Issued ........................................................................................... 31 8 221 382
Reinvested ...................................................................................... 141 17 42 68
Redeemed ...................................................................................... (73) (7) (203) (196)
Change in Shares ............................................................................... 99 18 60 254

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The International Equity
Portfolio
The Institutional
International Equity
Portfolio
The Emerging Markets
Portfolio
For the Year
Ended
June 30,
2024
For the Year
Ended
June 30,
2023
For the Year
Ended
June 30,
2024
For the Year
Ended
June 30,
2023
For the Year
Ended
June 30,
2024
For the Year
Ended
June 30,
2023
Operations:
Net investment income ........................................ $ 15,198 $ 13,982 $ 24,088 $ 16,462 $ 19,124 $ 20,043
Net realized gains/(losses) from investments ................. 4,118 4,396 9,027 26,794 (14,046) (11,629)
Change in unrealized appreciation/(depreciation) from
investments ................................................. 41,557 72,015 54,512 60,599 75,357 6,947
Change in net assets resulting from operations .................. 60,873 90,393 87,627 103,855 80,435 15,361
Distributions to Shareholders:
From net investment income and/or net
realized capital gains ....................................... (16,534) (13,334) (22,250) (10,428) (27,920) (13,347)
Tax return of capital ........................................ — — — (6,505) — —
Change in net assets resulting from distributions ................ (16,534) (13,334) (22,250) (16,933) (27,920) (13,347)
Capital Transactions:
Proceeds from shares issued .................................. $ 8,101 $ 11,568 $ 203,718 $ 211,763 $ 32,579 $ 83,010
Proceeds from reinvestment of dividends ..................... 11,023 9,140 19,455 14,735 21,864 10,376
Cost of shares redeemed ...................................... (41,230) (88,818) (125,906) (330,441) (98,965) (108,931)
Change in net assets from shares of beneficial interest ....... $ (22,106) $ (68,110) $ 97,267 $ (103,943) $ (44,522) $ (15,545)
Change in net assets .............................................. 22,233 8,949 162,644 (17,021) 7,993 (13,531)
Net Assets:
Beginning of period ........................................... 545,157 536,208 779,378 796,399 702,868 716,399
End of period .................................................. $ 567,390 $ 545,157 $ 942,022 $ 779,378 $ 710,861 $ 702,868
Share Transactions:
Issued .......................................................... 672 1,056 19,704 21,809 1,863 5,146
Reinvested ..................................................... 879 762 1,834 1,483 1,287 643
Redeemed ..................................................... (3,396) (8,389) (12,369) (37,387) (5,653) (6,470)
Change in Shares .............................................. (1,845) (6,571) 9,169 (14,095) (2,503) (681)

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The Core Fixed Income
Portfolio
The Corporate
Opportunities Portfolio
The U.S. Government
Fixed Income Securities
Portfolio
For the Year
Ended
June 30,
2024
For the Year
Ended
June 30,
2023
For the Year
Ended
June 30,
2024
For the Year
Ended
June 30,
2023
For the Year
Ended
June 30,
2024
For the Year
Ended
June 30,
2023
Operations:
Net investment income ........................................ $ 2,550 $ 2,214 $ 12,166 $ 10,721 $ 33,373 $ 32,735
Net realized gains/(losses) from investments ................. (1,623) (2,979) 10,733 4,568 (31,966) (15,221)
Change in unrealized appreciation/(depreciation) from
investments ................................................. 1,133 339 1,308 268 24,621 (26,900)
Change in net assets resulting from operations .................. 2,060 (426) 24,207 15,557 26,028 (9,386)
Distributions to Shareholders:
From net investment income and/or net
realized capital gains ....................................... (2,526) (2,209) (12,942) (10,121) (33,050) (32,745)
Change in net assets resulting from distributions ................ (2,526) (2,209) (12,942) (10,121) (33,050) (32,745)
Capital Transactions:
Proceeds from shares issued .................................. $ 15,999 $ 20,278 $ 28,621 $ 18,323 $ 155,914 $ 466,271
Proceeds from reinvestment of dividends ..................... 2,479 2,205 12,690 9,717 23,802 23,950
Cost of shares redeemed ...................................... (7,096) (5,823) (67,606) (70,341) (110,403) (156,686)
Change in net assets from shares of beneficial interest ....... $ 11,382 $ 16,660 $ (26,295) $ (42,301) $ 69,313 $ 333,535
Change in net assets .............................................. 10,916 14,025 (15,030) (36,865) 62,291 291,404
Net Assets:
Beginning of period ........................................... 71,519 57,494 222,222 259,087 919,872 628,468
End of period .................................................. $ 82,435 $ 71,519 $ 207,192 $ 222,222 $ 982,163 $ 919,872
Share Transactions:
Issued .......................................................... 1,901 2,324 4,070 2,716 18,485 52,796
Reinvested ..................................................... 295 259 1,808 1,458 2,829 2,818
Redeemed ..................................................... (844) (679) (9,701) (10,509) (13,072) (18,208)
Change in Shares .............................................. 1,352 1,904 (3,823) (6,335) 8,242 37,406

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The U.S. Corporate Fixed
Income Securities Portfolio
The U.S. Mortgage/Asset
Backed Fixed Income
Securities Portfolio
The Short-Term Municipal
Bond Portfolio
For the Year
Ended
June 30,
2024
For the Year
Ended
June 30,
2023
For the Year
Ended
June 30,
2024
For the Year
Ended
June 30,
2023
For the Year
Ended
June 30,
2024
For the Year
Ended
June 30,
2023
Operations:
Net investment income ........................................ $ 11,451 $ 9,251 $ 7,160 $ 6,075 $ 1,443 $ 1,446
Net realized gains/(losses) from investments ................. (10,779) (7,308) (526) (517) (503) (3,140)
Change in unrealized appreciation/(depreciation) from
investments ................................................. 11,516 3,807 (1,585) (7,824) 550 1,995
Change in net assets resulting from operations .................. 12,188 5,750 5,049 (2,266) 1,490 301
Distributions to Shareholders:
From net investment income and/or net
realized capital gains ....................................... (11,293) (9,281) (7,066) (6,210) (1,418) (1,460)
Change in net assets resulting from distributions ................ (11,293) (9,281) (7,066) (6,210) (1,418) (1,460)
Capital Transactions:
Proceeds from shares issued .................................. $ 38,045 $ 33,977 $ 31,922 $ 32,140 $ 11,070 $ 25,006
Proceeds from reinvestment of dividends ..................... 8,490 6,621 5,299 4,428 1,284 1,319
Cost of shares redeemed ...................................... (35,125) (28,703) (29,035) (23,651) (16,200) (95,778)
Change in net assets from shares of beneficial interest ....... $ 11,410 $ 11,895 $ 8,186 $ 12,917 $ (3,846) $ (69,453)
Change in net assets .............................................. 12,305 8,364 6,169 4,441 (3,774) (70,612)
Net Assets:
Beginning of period ........................................... 266,063 257,699 217,694 213,253 69,408 140,020
End of period .................................................. $ 278,368 $ 266,063 $ 223,863 $ 217,694 $ 65,634 $ 69,408
Share Transactions:
Issued .......................................................... 4,376 3,900 3,920 3,831 1,155 2,611
Reinvested ..................................................... 983 766 653 533 134 138
Redeemed ..................................................... (4,066) (3,285) (3,568) (2,816) (1,691) (10,065)
Change in Shares .............................................. 1,293 1,381 1,005 1,548 (402) (7,316)

See accompanying notes to financial statements.
HC CAPITAL TRUST
Statements of Changes in Net Assets (concluded)
(Amounts in thousands)
Amounts designated as “—” are $0 or have been rounded to $0.
The Intermediate Term
Municipal Bond Portfolio
For the Year
Ended
June 30,
2024
For the Year
Ended
June 30,
2023
Operations:
Net investment income ........................................................................................................... $ 11,986 $ 7,474
Net realized gains/(losses) from investments .................................................................................... (4,696) (3,801)
Change in unrealized appreciation/(depreciation) from investments ............................................................ 7,535 4,340
Change in net assets resulting from operations ..................................................................................... 14,825 8,013
Distributions to Shareholders:
From net investment income and/or net
realized capital gains .......................................................................................................... (11,749) (7,421)
Change in net assets resulting from distributions ................................................................................... (11,749) (7,421)
Capital Transactions:
Proceeds from shares issued ..................................................................................................... $ 63,119 $ 204,064
Proceeds from merger (Note 9) .................................................................................................. — 70,657
Proceeds from reinvestment of dividends ........................................................................................ 10,536 6,854
Cost of shares redeemed ......................................................................................................... (59,113) (175,883)
Change in net assets from shares of beneficial interest .......................................................................... $ 14,542 $ 105,692
Change in net assets ................................................................................................................. 17,618 106,284
Net Assets:
Beginning of period .............................................................................................................. 477,382 371,098
End of period ..................................................................................................................... $ 495,000 $ 477,382
Share Transactions:
Issued ............................................................................................................................. 6,511 21,290
Issued from merger (Note 9) ..................................................................................................... — 7,303
Reinvested ........................................................................................................................ 1,093 712
Redeemed ........................................................................................................................ (6,090) (18,418)
Change in Shares ................................................................................................................. 1,514 10,887

HC CAPITAL TRUST
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
215
See accompanying notes to financial statements.
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return
Gross
Expenses*
Net
Expenses*
Net
Investment
Income
(Loss)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate
The U.S. Equity Portfolio
Year Ended June 30, 2024 ...............
$29.18 $0.31 $7.28 $7.59 $(0.31) $(0.43) $(0.74) $36.03 26.35% 0.24% 0.23% 1.54% $1,781,553 13%
Year Ended June 30, 2023 ...............
26.04 0.30 4.82 5.12 (0.31) (1.67) (1.98) 29.18 21.14% 0.27% 0.27% 1.13% 806,580 11%
Year Ended June 30, 2022 ...............
33.87 0.28 (5.17) (4.89) (0.28) (2.66) (2.94) 26.04 (16.30)% 0.27% 0.27% 0.85% 706,876 12%
Year Ended June 30, 2021 ...............
25.84 0.25 9.63 9.88 (0.26) (1.59) (1.85) 33.87 39.43% 0.27% 0.27% 0.84% 933,398 15%
Year Ended June 30, 2020 ...............
24.52 0.31 2.37 2.68 (0.33) (1.03) (1.36) 25.84 11.17% 0.26% 0.26% 1.26% 736,840 37%
The Institutional U.S. Equity Portfolio
Year Ended June 30, 2024 ...............
$16.46 $0.25 $3.17 $3.42 $(0.23) $(1.78) $(2.01) $17.87 22.40% 0.25% 0.23% 1.49% $2,532,408 78%
Year Ended June 30, 2023 ...............
14.93 0.27 2.22 2.49 (0.26) (0.70) (0.96) 16.46 17.61% 0.28% 0.28% 1.74% 2,469,401 39%
Year Ended June 30, 2022 ...............
22.87 0.15 (2.54) (2.39) (0.16) (5.39) (5.55) 14.93 (15.30)% 0.28% 0.28% 0.77% 2,252,240 43%
Year Ended June 30, 2021 ...............
17.12 0.17 6.79 6.96 (0.18) (1.03) (1.21) 22.87 41.89% 0.28% 0.28% 0.87% 2,434,118 29%
Year Ended June 30, 2020 ...............
18.53 0.23 1.98 2.21 (0.21) (3.41) (3.62) 17.12 12.71% 0.24% 0.24% 1.36% 2,724,391 74%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.
See accompanying notes to financial statements.
..
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return
Gross
Expenses*
Net
Expenses*
Net
Investment
Income
(Loss)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate
The ESG Growth Portfolio
Year Ended June 30, 2024 ...............
$13.50 $0.23 $2.36 $2.59 $(0.23) $(0.15) $(0.38) $15.71 19.41% 0.28% 0.27% 1.61% $192,581 5%
Year Ended June 30, 2023 ...............
11.83 0.20 1.67 1.87 (0.19) (0.01) (0.20) 13.50 15.91% 0.38% 0.38% 1.59% 164,117 12%
Year Ended June 30, 2022 ...............
14.56 0.19 (2.23) (2.04) (0.21) (0.48) (0.69) 11.83 (14.80)% 0.39% 0.39% 1.36% 143,660 10%
Year Ended June 30, 2021 ...............
10.72 0.16 3.98 4.14 (0.17) (0.13) (0.30) 14.56 39.02% 0.36% 0.36% 1.28% 170,492 8%
Year Ended June 30, 2020 ...............
10.92 0.18 0.32 0.50 (0.19) (0.51) (0.70) 10.72 4.49% 0.36% 0.34% 1.66% 132,452 31%
The Catholic SRI Growth Portfolio
Year Ended June 30, 2024 ...............
$10.65 $0.17 $2.02 $2.19 $(0.18) $— $(0.18) $12.66 20.69% 0.48% 0.31% 1.53% $35,291 11%
Year Ended June 30, 2023 ...............
9.10 0.17 1.63 1.80 (0.17) (0.08) (0.25) 10.65 20.07% 0.56% 0.31% 1.81% 29,056 11%
Year Ended June 30, 2022 ...............
16.13 0.20 (1.74) (1.54) (0.24) (5.25) (5.49) 9.10 (16.17)% 0.56% 0.31% 1.56% 22,525 25%
Year Ended June 30, 2021 ...............
11.63 0.19 4.55 4.74 (0.24) — (0.24) 16.13 41.00% 0.38% 0.31% 1.38% 28,912 42%
Year Ended June 30, 2020 ...............
11.84 0.21 0.13 0.34 (0.20) (0.35) (0.55) 11.63 2.72% 0.42% 0.31% 1.80% 53,083 14%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.
See accompanying notes to financial statements.
..
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Tax
Return
of
Capitals
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return
Gross
Expenses*
Net
Expenses*
Net
Investment
Income
(Loss)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate
The International Equity Portfolio
Year Ended June 30, 2024 ........
$11.84 $0.34 $1.03 $1.37 $(0.37) $— $— $(0.37) $12.84 11.69% 0.26% 0.25% 2.76% $567,390 20%
Year Ended June 30, 2023 ........
10.19 0.29 1.65 1.94 (0.29) — — (0.29) 11.84 19.01% 0.27% 0.27% 2.65% 545,157 8%
Year Ended June 30, 2022 ........
12.60 0.39 (2.35) (1.96) (0.45) — — (0.45) 10.19 (15.85)% 0.26% 0.26% 3.20% 536,208 19%
Year Ended June 30, 2021 ........
9.75 0.29 2.85 3.14 (0.29) — — (0.29) 12.60 32.16% 0.25% 0.25% 2.51% 719,981 23%
Year Ended June 30, 2020 ........
10.37 0.19 (0.58) (0.39) (0.23) — — (0.23) 9.75 (3.82)% 0.41% 0.41% 1.88% 605,097 95%
The Institutional International Equity Portfolio
Year Ended June 30, 2024 ........
$9.82 $0.30 $0.78 $1.08 $(0.26) $— $— $(0.26) $10.64 11.02% 0.33% 0.32% 2.93% $942,022 21%
Year Ended June 30, 2023 ........
8.52 0.23 1.28 1.51 (0.13) —(b) (0.08) (0.21) 9.82 17.76% 0.35% 0.35% 2.50% 779,378 26%
Year Ended June 30, 2022 ........
11.61 0.27 (2.20) (1.93) (0.67) (0.49) — (1.16) 8.52 (18.16)% 0.27% 0.27% 2.55% 796,399 23%
Year Ended June 30, 2021 ........
8.85 0.18 2.78 2.96 (0.20) — — (0.20) 11.61 33.57% 0.25% 0.25% 1.73% 1,228,416 7%
Year Ended June 30, 2020 ........
9.70 0.18 (0.83) (0.65) (0.20) —(b) — (0.20) 8.85 (6.83)% 0.44% 0.44% 1.96% 1,340,256 64%
The Emerging Markets Portfolio
Year Ended June 30, 2024 ........
$17.18 $0.48 $1.55 $2.03 $(0.70) $— $— $(0.70) $18.51 12.19% 0.43% 0.41% 2.77% $710,861 25%
Year Ended June 30, 2023 ........
17.22(c) 0.47 (0.20) 0.27 (0.31) —(b) — (0.31) 17.18 1.63% 0.46% 0.46% 2.82% 702,868 6%
Year Ended June 30, 2022 ........
23.10 0.40 (5.85) (5.45) (0.43) — — (0.43) 17.22(c) (23.87)% 0.52% 0.46% 1.96% 716,399 20%
Year Ended June 30, 2021 ........
16.96 0.25 6.11 6.36 (0.22) — — (0.22) 23.10 37.62% 0.51% 0.51% 1.20% 963,673 8%
Year Ended June 30, 2020 ........
18.14 0.48 (1.05) (0.57) (0.61) — — (0.61) 16.96 (3.44)% 0.51% 0.51% 2.77% 941,171 11%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.
(b) Amount rounds to less than $0.005 per share.
(c) The net asset value per share ("NAV") for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in United States of America.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.
See accompanying notes to financial statements.
..
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return
Gross
Expenses*
Net
Expenses*
Net
Investment
Income
(Loss)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate
The Core Fixed Income Portfolio
Year Ended June 30, 2024 ...............
$8.49 $0.28 $(0.06) $0.22 $(0.28) $— $(0.28) $8.43 2.68% 0.34% 0.32% 3.41% $82,435 45%(b)
Year Ended June 30, 2023 ...............
8.82 0.28 (0.33) (0.05) (0.28) — (0.28) 8.49 (0.51)% 0.40% 0.40% 3.27% 71,519 45%(b)
Year Ended June 30, 2022 ...............
10.27 0.18 (1.35) (1.17) (0.19) (0.09) (0.28) 8.82 (11.58)% 0.36% 0.36% 1.87% 57,494 33%(b)
Year Ended June 30, 2021 ...............
10.59 0.18 (0.17) 0.01 (0.21) (0.12) (0.33) 10.27 0.09% 0.33% 0.33% 1.71% 66,230 38%(b)
Year Ended June 30, 2020 ...............
9.98 0.25 0.62 0.87 (0.26) — (0.26) 10.59 8.85% 0.32% 0.32% 2.42% 66,278 36%(b)
The Corporate Opportunities Portfolio
Year Ended June 30, 2024 ...............
$6.84 $0.41 $0.43 $0.84 $(0.45) $— $(0.45) $7.23 12.56% 0.29% 0.28% 5.92% $207,192 48%
Year Ended June 30, 2023 ...............
6.67 0.30 0.16 0.46 (0.29) — (0.29) 6.84 7.16% 0.30% 0.30% 4.50% 222,222 93%
Year Ended June 30, 2022 ...............
8.07 0.02 (0.58) (0.56) (0.02) (0.82) (0.84) 6.67 (8.03)% 0.21% 0.21% 0.27% 259,087 44%
Year Ended June 30, 2021 ...............
7.14 0.01 0.93 0.94 (0.01) — (0.01) 8.07 13.17% 0.21% 0.21% 0.12% 307,343 123%
Year Ended June 30, 2020 ...............
7.01(c) 0.20 0.16 0.36 (0.23) — (0.23) 7.14 5.23% 0.32% 0.32% 2.81% 436,857 40%
The U.S. Government Fixed Income Securities Portfolio
Year Ended June 30, 2024 ...............
$8.49 $0.30 $(0.08) $0.22 $(0.29) $— $(0.29) $8.42 2.69% 0.13% 0.12% 3.52% $982,163 74%
Year Ended June 30, 2023 ...............
8.86 0.30 (0.37) (0.07) (0.30) —(d) (0.30) 8.49 (0.76)% 0.17% 0.17% 3.53% 919,872 45%
Year Ended June 30, 2022 ...............
9.99 0.18 (1.10) (0.92) (0.15) (0.06) (0.21) 8.86 (9.40)% 0.22% 0.22% 1.93% 628,468 41%
Year Ended June 30, 2021 ...............
10.83 0.15 (0.50) (0.35) (0.15) (0.34) (0.49) 9.99 (3.30)% 0.20% 0.20% 1.47% 256,466 67%
Year Ended June 30, 2020 ...............
10.03 0.21 0.80 1.01 (0.21) —(d) (0.21) 10.83 10.21% 0.19% 0.19% 1.99% 305,689 58%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.
(b) Portfolio turnover does not include TBA security transactions.
(c) The net asset value per share ("NAV") for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in United States of America.
(d) Amount rounds to less than $0.005 per share.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.
See accompanying notes to financial statements.
..
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return
Gross
Expenses*
Net
Expenses*
Net
Investment
Income
(Loss)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate
The U.S. Corporate Fixed Income Securities Portfolio
Year Ended June 30, 2024 ...............
$8.67 $0.37 $0.03 $0.40 $(0.37) $— $(0.37) $8.70 4.70% 0.21% 0.19% 4.32% $278,368 37%
Year Ended June 30, 2023 ...............
8.79 0.31 (0.12) 0.19 (0.31) — (0.31) 8.67 2.19% 0.24% 0.24% 3.53% 266,063 37%
Year Ended June 30, 2022 ...............
10.66 0.26 (1.48) (1.22) (0.26) (0.39) (0.65) 8.79 (12.12)% 0.21% 0.21% 2.63% 257,699 31%
Year Ended June 30, 2021 ...............
10.92 0.30 0.05 0.35 (0.31) (0.30) (0.61) 10.66 3.21% 0.23% 0.23% 2.77% 270,435 46%
Year Ended June 30, 2020 ...............
10.29 0.32 0.70 1.02 (0.32) (0.07) (0.39) 10.92 10.10% 0.21% 0.21% 3.04% 347,653 43%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Year Ended June 30, 2024 ...............
$8.24 $0.27 $(0.07) $0.20 $(0.27) $— $(0.27) $8.17 2.51% 0.22% 0.20% 3.38% $223,863 11%(b)
Year Ended June 30, 2023 ...............
8.58 0.23 (0.33) (0.10) (0.24) — (0.24) 8.24 (1.18)% 0.24% 0.24% 2.80% 217,694 12%(b)
Year Ended June 30, 2022 ...............
9.55 0.12 (0.92) (0.80) (0.17) — (0.17) 8.58 (8.51)% 0.23% 0.23% 1.25% 213,253 27%(b)
Year Ended June 30, 2021 ...............
9.80 0.09 (0.14) (0.05) (0.20) — (0.20) 9.55 (0.51)% 0.23% 0.23% 0.96% 215,034 46%(b)
Year Ended June 30, 2020 ...............
9.57 0.20 0.28 0.48 (0.25) — (0.25) 9.80 5.12% 0.22% 0.22% 2.04% 249,509 32%(b)
The Short-Term Municipal Bond Portfolio
Year Ended June 30, 2024 ...............
$9.55 $0.20 $0.01 $0.21 $(0.20) $— $(0.20) $9.56 2.24% 0.32% 0.30% 2.13% $65,634 34%
Year Ended June 30, 2023 ...............
9.60 0.15 (0.04) 0.11 (0.16) — (0.16) 9.55 1.19% 0.29% 0.29% 1.54% 69,408 30%
Year Ended June 30, 2022 ...............
10.01 0.08 (0.41) (0.33) (0.08) — (0.08) 9.60 (3.27)% 0.28% 0.28% 0.82% 140,020 32%
Year Ended June 30, 2021 ...............
10.05 0.09 (0.04) 0.05 (0.09) —(c) (0.09) 10.01 0.51% 0.28% 0.28% 0.91% 150,484 18%
Year Ended June 30, 2020 ...............
9.93 0.14 0.12 0.26 (0.14) — (0.14) 10.05 2.68% 0.28% 0.28% 1.44% 135,065 21%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.
(b) Portfolio turnover does not include TBA security transactions.
(c) Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements.
HC CAPITAL TRUST
Financial Highlights (concluded)
Selected data for a share outstanding throughout the periods indicated.
..
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return
Gross
Expenses*
Net
Expenses*
Net
Investment
Income
(Loss)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate
The Intermediate Term Municipal Bond Portfolio
Year Ended June 30, 2024 ...............
$9.66 $0.24 $0.05 $0.29 $(0.24) $— $(0.24) $9.71 3.01% 0.30% 0.29% 2.49% $495,000 33%
Year Ended June 30, 2023 ...............
9.63 0.19 0.02 0.21 (0.18) — (0.18) 9.66 2.20% 0.33% 0.33% 1.92% 477,382 25%
Year Ended June 30, 2022 ...............
10.42 0.16 (0.77) (0.61) (0.16) (0.02) (0.18) 9.63 (5.98)% 0.31% 0.31% 1.56% 371,098 7%
Year Ended June 30, 2021 ...............
10.32 0.17 0.11 0.28 (0.18) — (0.18) 10.42 2.70% 0.30% 0.30% 1.61% 388,073 17%
Year Ended June 30, 2020 ...............
10.21 0.20 0.12 0.32 (0.20) (0.01) (0.21) 10.32 3.21% 0.31% 0.31% 1.92% 391,308 36%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.

HC CAPITAL TRUST
Notes to Financial Statements — June 30, 2024

1. DESCRIPTION. HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of June 30, 2024, the Trust offered fourteen separate investment portfolios: The U.S.
Equity Portfolio (“U.S. Equity Portfolio”) (formerly, The Growth Equity Portfolio), The Institutional U.S. Equity Portfolio
(“Institutional U.S. Portfolio”), The ESG Growth Portfolio (“ESG Growth Portfolio”), The Catholic SRI Growth Portfolio
(“Catholic SRI Growth Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International
Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The
Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Corporate Opportunities Portfolio (“Corporate Opportunities
Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The U.S.
Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed
Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond
Portfolio (“Short-Term Municipal Portfolio”), and The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal
Portfolio”) (each a “Portfolio” and collectively the “Portfolios”).
Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in one class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle
Callaghan & Co., LLC.
As of June 30, 2024 , all Portfolios in the Trust are diversified Portfolios under the 1940 Act.
As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the
Trust.
2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The Portfolios are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”)
Topic 946, “Financial Services — Investment Companies.” The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of the Portfolios’ financial statements in conformity with
GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates.
A. Portfolio Valuation. The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.
B. Securities Valuation. Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the Board has designated the Adviser as its fair valuation designee to perform fair value determinations. The fair valuation process is designed to value the security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the observability of various
“inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets that each Portfolio has the ability to access

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfer in and out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Equity Securities (Common and Preferred Stock, Exchange-Traded Funds and Closed-End Funds): Readily marketable portfolio securities listed on a securities exchange, including Nasdaq, are valued at the closing price on the exchange or at the
Nasdaq Official Closing Price. If there have been no sales on such exchange, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy. Securities for which market quotations are not readily available shall be valued in accordance with procedures adopted by the Board, utilizing unobservable inputs which may include applying a discount to a range of limited transaction data are typically categorized as Level 3 in the fair value hierarchy.
Securities listed on a foreign exchange are valued at the closing price on that exchange, provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.
Mutual Funds: Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.
Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities): Fixed
income securities are valued using various inputs including benchmark yields, reported trades, broker/ dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.
Asset-Backed and Mortgage-Backed Securities: In addition to the inputs discussed above for fixed-income securities, asset-backed and mortgage-backed securities are valued using new issue data, monthly payment information and collateral performance, and are typically categorized as Level 2 in the fair value hierarchy.
Short-Term Obligations: Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.
Loan Participations and Agreements: Loan participations and assignments for which a secondary trading market exists are valued using prices or quotations provided by banks, dealers, or pricing services and are typically categorized as Level 2 in the fair value hierarchy. To the extent a secondary trading market does not exist, loan participations and assignments are valued in accordance with procedures adopted by the Board, utilizing unobservable input evaluations from the investment manager of the lender and taking into consideration, among other factors: (i) the creditworthiness of the borrower and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) currently available process in the market for instruments of

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
similar quality, rate, period until next interest rate, period until next interest rate reset and maturity and are typically categorized as Level 3 in the fair value hierarchy.
Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.
Rights Securities: Rights securities are valued at the closing price on the exchange and classified as Level 1 or intrinsically fair valued if there is not an exchange price available and classified as Level 2 or Level 3.
The following is a summary of the inputs used to value the following Portfolios’ securities as of June 30, 2024 (amounts in thousands). The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio.
It?
cou
245
Portfolio
LEVEL 1 -
Quoted Prices
LEVEL
2 - Other
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
U.S. Equity Portfolio
Common Stocks ............. $ 1,784,415 $ — $ — $ 1,784,415
Contingent Rights ............ 52 — — 52
Investment Companies ........ 3,157 — — 3,157
Total Investment Securities ... $ 1,787,624 $ — $ — $ 1,787,624
TOTAL a — a —
a —
a —
— a — — —
Institutional U.S. Portfolio
Common Stocks ............. $ 1,778,782 $ — $ —
1
$ 1,778,782
Contingent Right ............. — — —
1
—
Investment Companies ........ 726,804 — — 726,804
Purchased Options ........... 93 — — 93
Total Investment Securities ... $ 2,505,679 $ — $ — $ 2,505,679
TOTAL a — a —
a —
a —
Other Financial Instruments
1
Futures ................... $ 382 $ — $ — $ 382
Written Options ............ (1, 947 ) — — (1, 947 )
Total Investments .......... $ 2,504, 114 $ — $ — $ 2,504, 114
a — a — a — a —
ESG Growth Portfolio
Common Stocks ............. $ 189,810 138 $ —
1
$ 189,948
Right ...................... — — —
1
—
Warrant .................... — — —
1
—
Investment Company ......... 2,019 — — 2,019
Total Investment Securities ... $ 191,829 $ 138 $ — $ 191,967
TOTAL a — a —
a —
a —
Other Financial Instruments
1
Futures ................... $ (4) $ — $ — $ (4)
Total Investments .......... $ 191,825 $ 138 $ — $ 191,963
a — a — a — a —

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
Portfolio
LEVEL 1 -
Quoted Prices
LEVEL
2 - Other
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Catholic SRI Growth Portfolio
Common Stocks ............. $ 35,200 $ 26 $ — $ 35,226
Right ...................... — — — —
Warrant .................... — — —
1
—
Investment Company ......... 30 — — 30
Total Investment Securities ... $ 35,230 $ 26 $ — $ 35,256
TOTAL a — a —
a —
a —
— a — — —
International Portfolio
Common Stocks ............. $ 500,108 $ — $ —
1
$ 500,108
Warrant .................... — — —
1
—
Investment Companies ........ 59,445 — — 59,445
Purchased Options ........... 13 — — 13
Total Investment Securities ... $ 559,566 $ — $ — $ 559,566
TOTAL a — a —
a —
a —
Other Financial Instruments
1
Futures ................... $ 26 $ — $ — $ 26
Written Options ............ (272) — — (272)
Total Investments .......... $ 559,32 0 $ — $ — $ 559, 320
a — a — a — a —
Institutional International
Portfolio
Common Stocks ............. $ 484,836 242 $ — $ 485,078
Right ...................... — — —
1
—
Investment Companies ........ 436,105 3,662 — 439,767
Purchased Options ........... 23 — — 23
Total Investment Securities ... $ 920,964 $ 3,904 $ — $ 924,868
TOTAL a — a —
a —
a —
Other Financial Instruments
1
Futures ................... $ (360) $ — $ — $ (360)
Written Options ............ (458) — — (458)
Total Investments .......... $ 920,146 $ 3,904 $ — $ 924,050
a — a — a — a —
Emerging Markets Portfolio
Common Stocks ............. $ 572,515 2,44 6 $ 11,507 $ 586,468
Right ...................... 2 — — 2
Investment Companies ........ 94,753 — — 94,753
Purchased Options ........... 21 — — 21
Total Investment Securities ... $ 667,291 $ 2,446 $ 11,507 $ 681,244
TOTAL a — a —
a —
a —
Other Financial Instruments
1
Futures ................... $ 51 $ — $ — $ 51
Written Options ............ (405) — — (405)
Total Investments .......... $ 666,937 $ 2,446 $ 11,507 $ 68 0,890
a — a — a — a —

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
Portfolio
LEVEL 1 -
Quoted Prices
LEVEL
2 - Other
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Core Fixed Income Portfolio
Asset Backed Securities ....... $ — $ 147 $ — $ 147
Collateralized Mortgage
Obligations ................. — 566 — 566
U.S. Government Agency
Mortgages .................. — 9,358 — 9,358
U.S. Government Agency
Securities ................... — 449 — 449
Corporate Bonds ............. — 11,266 — 11,266
U.S. Treasury Obligations ...... — 21,429 — 21,429
Yankee Dollars .............. — 1,245 — 1,245
Investment Companies ........ 42,454 — — 42,454
Total Investment Securities ... $ 42,454 $ 44,460 $ — $ 86,914
TOTAL a — a —
a —
a —
— a — — —
Corporate Opportunities
Portfolio
Common Stock .............. $ — $ — $ —
1
$ —
Investment Companies ........ 202,463 — — 202,463
Total Investment Securities ... $ 202,463 $ — $ — $ 202,463
TOTAL a — a —
a —
a —
Other Financial Instruments
1
Futures ................... $ 827 $ — $ — $ 827
Credit Default Swap ........ $ — $ (62) $ — $ (62)
Total Investments .......... $ 203,290 $ (62) $ — $ 203,2 28
a — a — a — a —
U.S. Government Fixed Income
Portfolio
U.S. Government Agency
Securities ................... $ — 9,493 $ — $ 9,493
U.S. Treasury Obligations ...... — 454,474 — 454,474
Investment Companies ........ 510,753 — — 510,753
Total Investment Securities ... $ 510,753 $ 463,967 $ — $ 974,720
TOTAL a — a —
a —
a —
Other Financial Instruments
1
Future .................... $ 769 $ — $ — $ 769
Written Options ............ (244) — — (244)
Total Investments .......... $ 511,278 $ 463,967 $ — $ 975,245
a — a — a — a —
U.S. Corporate Fixed Income
Portfolio
Corporate Bonds ............. $ — 197,159 $ — $ 197,159
Yankee Dollars .............. — 19,957 — 19,957
Investment Companies ........ 58,612 — — 58,612
Total Investment Securities ... $ 58,612 $ 217,116 $ — $ 275,728
TOTAL a — a —
a —
a —
Other Financial Instruments
1

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
Amounts designated as “—” are $0 or have been rounded to $0.
A reconciliation of Level 3 financial instruments is presented when a Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value (amounts in thousands):
Ind
Portfolio
LEVEL 1 -
Quoted Prices
LEVEL
2 - Other
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
U.S. Corporate Fixed Income
Portfolio (continued)
Future .................... $ 118 $ — $ — $ 118
Total Investments .......... $ 58,730 $ 217,116 $ — $ 275,846
a — a — a — a —
U.S. Mortgage/Asset Backed
Fixed Income Portfolio
Asset Backed Securities ....... $ — 3,101 $ — $ 3,101
Collateralized Mortgage
Obligations ................. — 11,240 — 11,240
U.S. Government Agency
Mortgages .................. — 182,748 — 182,748
Corporate Bonds ............. — 310 — 310
Investment Companies ........ 42,495 — — 42,495
Total Investment Securities ... $ 42,495 $ 197,399 $ — $ 239,894
TOTAL a — a —
a —
a —
Other Financial Instruments
1
Future .................... $ 50 $ — $ — $ 50
Total Investments .......... $ 42,545 $ 197,399 $ — $ 239,944
a — a — a — a —
Short-Term Municipal Portfolio
Municipal Bonds ............. $ — 64,097 $ — $ 64,097
Investment Company ......... 609 — — 609
Total Investment Securities ... $ 609 $ 64,097 $ — $ 64,706
TOTAL a — a —
a —
a —
— a — — —
Intermediate Municipal Portfolio
Municipal Bonds ............. $ — $ 421,858 $ — $ 421,858
Investment Companies ........ 68,602 — — 68,602
Total Investment Securities ... $ 68,602 $ 421,858 $ — $ 490,460
TOTAL a — a —
a —
a —
— a — — —
1 A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with the additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period. As of June 30, 2024 Level 3 investments were 0.00% of net assets and are not considered significant.
2 Other Financial Instruments are TBA sale commitments or derivative instruments not reflected in the total investments, such as futures, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options, which are valued at fair value.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
C. Securities Transactions and Investment Income. For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from principal payment transactions on mortgage-backed and asset-
backed securities are classified as investment income or loss for financial reporting purposes.
For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of the cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The
Portfolio records adjustments to the estimated amounts of the components of distributions to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
D. Restricted Securities. A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid.
E. Allocations. Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method.
F. Dividends and Capital Gain Distributions to Shareholders. The Core Fixed Income Portfolio, U.S. Government Fixed
Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, Short-Term
Municipal Portfolio and Intermediate Municipal Portfolio declare and distribute dividends from net investment income, if any, on a monthly basis. The U.S. Equity Portfolio, Institutional U.S. Portfolio, ESG Growth Portfolio, Catholic SRI Growth Portfolio
and Corporate Opportunities Portfolio declare and distribute dividends from net investment income, if any, on a quarterly basis.
The International Portfolio and Institutional International Portfolio declare and distribute dividends from net investment income,
Portfolio Asset Group
Balance as
of June 30,
2023
Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation) Purchases
Sales
Proceeds
Change in
net assets
resulting
from
operations
Transfer
into
Level 3
Transfer out
of Level 3
Balance as
of June 30,
2024
Emerging Markets
Portfolio ............
Common
Stock $ — $ — $ 11,507 $ — $ — $ — $ — $ — $ 11,507
Portfolio Asset Group
Value as of June 30,
2024 Valuation Technique
Unobservable Input
Description
1
Unobservable
Input
Emerging Markets Portfolio ........... Common Stock $ 11,507 Market Approach Illiquidity Discount 30%
1 In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments. Significant increases (decreases) in any of those inputs in isolation would have resulted in a significantly lower (higher) fair value measurement. An increase to the input used for the illiquidity discount would result in a decrease to fair value and a decrease would have the opposite effect.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
if any, on a semiannual basis. The Emerging Markets Portfolio declares and distributes dividends from net investment income, if any, on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually by each Portfolio.
G. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security from the Portfolio at an agreed-upon price and date. Repurchase agreements may involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the seller’s obligation to repurchase is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Portfolio at approximately their carrying value in the ordinary course of business within seven calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.
H. TBA Purchase and Sale Commitments. Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.
I. Commission Recapture. Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory and distribution fees. The expenses eligible to be paid will include, but are not limited to, administrative service fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” on the Statements of Operations.
For the year ended June 30, 2024 , the following commissions were recaptured:
J. Foreign Exchange Transactions. The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the
Statements of Operations:
i) value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and
ii) purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.
Portfolio
Commissions
Recaptured
(000)
U.S. Equity Portfolio ........................................................................................................................................ $ 3
Institutional U.S. Portfolio ............................................................................................................................... 4

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.
Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.
The Portfolios may be subject to foreign taxes on gains in investments or currency repatriation. The Portfolios accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.
K. Derivative Instruments. Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.
The following is a summary of the fair value of derivative instruments held by the Portfolios as of June 30, 2024 (amounts
in thousands).
t.
66
Assets
Portfolio
Unrealized
appreciation
on futures
contracts*
Investments,
at value for
purchased
options
Equity Risk Exposure:
0 0
Institutional U.S. Portfolio ........................................... $ 428 $ 93
ESG Growth Portfolio .............................................. 3 –
International Portfolio ............................................... 46 13
Institutional International Portfolio .................................... – 23
Emerging Markets Portfolio .......................................... 84 21
Corporate Opportunities Portfolio ..................................... 278 –
Interest Rate Exposure:
Corporate Opportunities Portfolio ..................................... 549 –
U.S. Government Fixed Income Portfolio ............................... 769 –
U.S. Corporate Fixed Income Portfolio ................................. 118 –
U.S. Mortgage/Asset Backed Fixed Income Portfolio ...................... 50 –
Liabilities
Portfolio
Unrealized
depreciation
on futures
contracts*
Written
options, at
fair value
Equity Risk Exposure:
0 0
Institutional U.S. Portfolio ........................................... $ 46 $ 1,947
ESG Growth Portfolio .............................................. 7 –
International Portfolio ............................................... 20 272
Institutional International Portfolio .................................... 360 458
Emerging Markets Portfolio .......................................... 33 405
Interest Rate Exposure:
– (244,000)
U.S. Government Fixed Income Portfolio ............................... – 244

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
Amounts designated as “—” are $0 or have been rounded to $0.
The following is a summary of the effect of derivative instruments on the Statements of Operations for the year ended
June 30, 2024 (amounts in thousands):
Liabilities
Portfolio Swap Agreements, at value
Credit Risk Exposure:
Corporate Opportunities Portfolio ..................................... $ 6 2
* Total fair value is presented by Primary Risk Exposure. For futures contracts, the amounts represent their cumulative appreciation/depreciation, which includes movements of variation margin.
Net Realized Gains (Losses) on Derivatives Recognized as a Result
from Operations
Portfolio
Net realized
gains/(losses)
from futures
transactions
Net realized
gains/(losses)
from written
options
transactions
Net realized
gains/(losses)
from purchased
options*
transactions
Net realized
gains/(losses)
from swap
transactions
Credit Risk Exposure:
$ – $ – $ – $ –
Corporate Opportunities Portfolio ............... – – – (13)
Equity Risk Exposure:
– – – –
Institutional U.S. Portfolio ..................... 24,606 13,618 (5,755) –
ESG Growth Portfolio ........................ 16 – – –
International Portfolio ......................... (2,093) 2,518 (983) –
Institutional International Portfolio .............. (3,214) 5,682 (2,157) –
Emerging Markets Portfolio .................... (2,580) 4,357 (1,694) (5,516)
Corporate Opportunities Portfolio ............... 12,379 – – –
Interest Rate Risk Exposure:
– – – –
Corporate Opportunities Portfolio ............... (4,361) – – –
U.S. Government Fixed Income Portfolio ......... (1,395) 1,386 (28) –
U.S. Corporate Fixed Income Portfolio ........... (240) – – –
U.S. Mortgage/Asset Backed Fixed Income Portfolio (137) – – –

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
Amounts designated as “—” are $0 or have been rounded to $0.
The Trust may be subject to master netting agreements (“MNA”) that allow for amounts owed between a Portfolio and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the counterparty. The MNA do not apply to amounts owed to/from different counterparties. The amounts shown in the
Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable MNA. As of June 30, 2024, the Portfolios did not invest in derivatives subject to a MNA.
Forward Currency Contracts: Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio is subject to credit risk, which is the risk that the counterparty is unable to meet the terms of a forward contract, and market risk, which is the risk that the value of the currency changes unfavorably.
Forward contracts may involve credit or market risk in excess of the amounts reflected on a Portfolio’s Statement of Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such forward contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held are recorded for financial reporting purposes as net unrealized gains or losses. In addition, at June
30, 2024 , the Portfolios entered into currency contracts to settle trades in foreign currencies. These transactions are included in
“Receivable from investments sold” and “Payable for investments purchased” on the Statements of Assets and Liabilities.
Financial Futures Contracts: Certain of the Portfolios may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest
Net Change in Unrealized Appreciation (Depreciation)
on Derivatives Recognized as a Result from Operations
Portfolio
Change in
unrealized
appreciation/
(depreciation)
on futures
Change in
unrealized
appreciation/
(depreciation)
on written
options
Change in
unrealized
appreciation/
depreciation
on purchased
options*
Change in
unrealized
appreciation/
(depreciation)
on swaps
Credit Risk Exposure:
Corporate Opportunities Portfolio ............... $ – $ – $ – $ 11
Equity Risk Exposure:
Institutional U.S. Portfolio ..................... (3,878) 2,264 (374) –
ESG Growth Portfolio ........................ (9) – – –
International Portfolio .........................  (19)  305  (3)  –
Institutional International Portfolio ............................... (1,519) (112) 219 –
Emerging Markets Portfolio .......................................... 703 281 58 2,1 76
Corporate Opportunities Portfolio ................................ 1,898 – –
Interest Rate Risk Exposure:
Corporate Opportunities Portfolio ............... 2,521 – – –
U.S. Government Fixed Income Portfolio ......... 953 61 – –
U.S. Corporate Fixed Income Portfolio ........... 118 – – –
U.S. Mortgage/Asset Backed Fixed Income Portfolio 50 – –
* Options purchased activity is included within the investment in securities line items on the Statement of Operations.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
in financial futures contracts (“futures contracts”) in order to reduce such risks, as part of their investment strategies or to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” may be made or received by a
Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statement of Assets and
Liabilities (if applicable). When a futures contract is closed, a realized gain or loss is recorded as “Net realized gains/(losses)
from futures transactions” on the Statement of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.
With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the broker. The notional value of the futures contracts outstanding at June 30, 2024 , and the month-end average notional amount for the year ended June 30, 2024 are detailed in the table below:
Amounts designated as “-” are $0 or have been rounded to $0.
Purchased Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks, as part of their investment strategies and/
or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price. The Portfolio pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction.
Written Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks, as part of their investment strategies and/
or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities on the Statement of Assets and Liabilities and are marked-to-market to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from written options transactions” on the
Statement of Operations (if applicable). When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.
Outstanding
Notional Amount
(000)
Monthly Average
Notional Amount
(000)
Futures Contracts:
Long Short Long Short
Institutional U.S. Portfolio ..................... $ 116,531 $ 13,528 $ 155,932 $ 1,127
ESG Growth Portfolio ........................ 1,849 — 468 —
International Portfolio ......................... 5,97 2 5,798 14,310 2,899
Institutional International Portfolio .............. 67,134 11,319 115,364 7,264
Emerging Markets Portfolio .................... 42,058 9,939 48,300 6,007
Corporate Opportunities Portfolio ............... 206,603 — 159,687 —
U.S. Government Fixed Income Portfolio ......... 130,772 — 109,093 —
U.S. Corporate Fixed Income Portfolio ........... 71,477 — 21,217 —
U.S. Mortgage/Asset Backed Fixed Income Portfolio 30,633 — 7,632 —

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.
The notional value of purchased and written options outstanding at June 30, 2024 and the month-end average notional amount for the year ended June 30, 2024 are detailed in the table below:
Swap Agreements: Certain of the Portfolios may enter into swap agreements (“swaps”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return)
earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped”
between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or cleared through a third party, known as a clearing organization (“centrally cleared swap”). Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization. Changes in market value, if any, are reflected as a component of net change in appreciation or depreciation on swap agreements on the Statement of Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin on swap agreements on the
Statement of Assets and Liabilities.
Total Return Swaps: Certain of the Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount is recorded as “change in unrealized appreciation/depreciation on swaps” and, when cash is exchanged, the gain or loss realized is recorded as “net realized gains/(losses) from swap transactions.” A Portfolio may enter
Purchased Option Contracts:
Outstanding
Notional
Amount
(000)
Monthly
Average
Notional
Amount
(000)
Institutional U.S. Portfolio .................................................. $ 161,234 $ 184,807
International Portfolio ....................................................... 25,002 30,952
Institutional International Portfolio ........................................... 42,427 63,007
Emerging Markets Portfolio ................................................. 38,269 51,101
Written Option Contracts:
Outstanding
Notional
Amount
(000)
Monthly
Average
Notional
Amount
(000)
Institutional U.S. Portfolio .................................................. $ 690,815 $ 454,394
International Portfolio ...................................................... 112,889 79,666
Institutional International Portfolio ........................................... 193,925 159,640
Emerging Markets Portfolio ................................................. 171,083 129,795
U.S. Government Fixed Income Portfolio ...................................... 96,400 60,626

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.
Credit Default Swaps: Certain of the Portfolios may enter into credit default swap agreements.  The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Portfolio. The protection
“buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred.
If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Portfolio may be either the buyer or seller in the transaction.
If the Portfolio is a buyer and no credit event occurs, the Portfolio may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.
The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement.
The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy obligations to the Portfolio. The notional value of the swap agreements outstanding at June 30,
2024 and the month-end average notional amount for the year ended June 30, 2024 are detailed in the table below:
L. Securities Lending. Certain of the Portfolios may lend their portfolio securities to broker-dealers pursuant to a Master
Securities Lending Agreement (“MSLA”) that requires the borrower to post collateral equal to at least the market value of the securities loaned, which is marked-to-market on a daily basis. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The Portfolios will continue to benefit from interest or dividends
Total Return Swap Agreements:
Outstanding
Notional
Amount
(000)
Monthly
Average
Notional
Amount
(000)
Emerging Markets Portfolio ................................................. $ — $ 23,942
Credit Default Swap Agreements:
Outstanding
Notional
Amount
(000)
Monthly
Average
Notional
Amount
(000)
Corporate Opportunities Portfolio ............................................ $ 1,000 $ 167

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Any voting rights, or rights to consent, relating to securities loaned, pass to the borrower. Currently cash collateral received by a Portfolio in securities lending transactions may only be invested in repurchase agreements or money market funds that invest in U.S. treasury obligations. A Portfolio bears the risk of such investments. Securities on loan at
June 30, 2024 are presented in the Portfolios of Investments. The Portfolios pay the Securities Lending Agent fees based on the investment income received from securities lending activities as reflected on the Statements of Operations.
Cash collateral received from the borrower is recorded on the Statements of Assets and Liabilities as “Payable for collateral received on loaned securities.” Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by the Portfolios as an investment, at value on the Statements of Assets and Liabilities. The Portfolios
may receive non-cash collateral in the form of securities such as U.S. treasuries, which the Portfolios may not sell or re-pledge and accordingly are not reflected on the Statements of Assets and Liabilities.
Securities lending transactions are entered into by a Portfolio under a MSLA which permits the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and create a net payment due to or from the Portfolio.
The following table is a summary of the Portfolios’ securities lending transactions accounted for as secured borrowings, which are subject to offset under an MSLA, at June 30, 2024 (amounts in thousands):
Amounts designated as “—” are $0 or have been round to $0
Securities lending transactions as of June 30, 2024 (amounts in thousands):
Portfolio
Value of
Securities on
Loan
Value of
Collateral
Received* Net Amount
U.S. Equity Portfolio ........................................ $ 444 $ 444 $ —
Institutional U.S. Portfolio .................................... 404 404 —
Institutional International Portfolio ............................. 2,262 174 2,088
Emerging Markets Portfolio ................................... 1,016 119 897
U.S. Corporate Fixed Income Portfolio .......................... 666 666 —
* The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the value of securities on loan as disclosed in the Portfolios of Investments and excludes any non-cash collateral received with a value of (amounts
in thousands) for the , respectively. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day.
Remaining Contractual
Maturity
of the Collateral Held
Portfolio
Overnight and
Continuous
-Investment
Companies Total
*
U.S. Equity Portfolio ...................................................... $ 488 $ 488
Institutional U.S. Portfolio .................................................. 412 412
Institutional International Portfolio ........................................... 174 174
Emerging Markets Portfolio ................................................. 119 119
Corporate Opportunities Portfolio ............................................ 1,177
**
1,177
U.S. Corporate Fixed Income Portfolio ........................................ 696 696

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
3. INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS. The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average daily net assets of that portion of the Portfolio managed.
For the year ended June 30, 2024 , the Portfolios incurred the following investment advisory fees, before any applicable fee waivers, with respect to the services of the indicated Specialist Manager(s) as reflected on the Statements of Operations as
“Advisory fees.” The following annual fee rates are applied to the portions of the Portfolios that are managed by the Specialist
Managers in determining amounts earned, except as footnoted.
** Represents collateral received from prior securities lending activity.
U.S. Equity Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Echo Street Capital Management, LLC $ ─ 0.62% (a)(b)
Jennison Associates, LLC 449 0.30% (c)
Mellon Investments Corporation (Index Strategy) ─ 0.04% (a)(d)
Mellon Investments Corporation (Factor Strategy) ─ 0.065% (a)(d)
Monashee Investment Management LLC ─ 0.45% (a)(h)
Parametric Portfolio Associates, LLC (Liquidity Strategy) ─ 3.29% (a)(e)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(f)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy) 600 0.08% (g)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) ─ N/A (a)(i)
Total $ 1,049 0.12%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
Institutional U.S. Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Echo Street Capital Management, LLC $ 978 0.62% (b)
Jennison Associates, LLC 225 0.30% (c)
Mellon Investments Corporation (Index Strategy) 362 0.04% (d)
Mellon Investments Corporation (Factor Strategy) 316 0.065% (d)
Monashee Investment Management LLC 1,100 0.45% (h)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 52 0.07% (e)
Parametric Portfolio Associates, LLC (Targeted Strategy) 66 0.05% (f)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 20 1.37% (i)
Rhumbline Advisors LP 136 0.04%
Wellington Management Company, LLP 493 0.72% (j)
Total $ 3,748 0.15%
ESG Growth Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Agincourt Capital Management, LLC $ ─ 0.12% (a)
Mellon Investments Corporation 185 0.10%
Parametric Portfolio Associates, LLC (Liquidity Strategy) 9 1.85% (e)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(f)
RBC Global Asset Management (U.K.) Limited 23 0.55% (k)
Total $ 217 0.12%
Catholic SRI Growth Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Agincourt Capital Management, LLC $ ─ 0.12% (a)
Mellon Investments Corporation 31 0.10%
Parametric Portfolio Associates, LLC (Liquidity Strategy) ─ 0.05% (a)(e)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(f)
Total $ 31 0.10%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
International Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
City of London Investment Management Company, Limited $ ─ 0.51% (a)(l)
Mellon Investments Corporation (Developed Markets Strategy) ─ 0.05% (a)(m)
Mellon Investments Corporation (Developed Factor Strategy) ─ 0.075% (a)(m)
Mellon Investments Corporation (Emerging Markets Strategy) ─ 0.13% (a)(m)
Monashee Investment Management LLC 187 0.45% (h)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 14 0.27% (e)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(f)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy) 398 0.08% (g)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 39 3.12% (i)
Total $ 638 0.12%
Institutional International Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
City of London Investment Management Company, Limited $ 912 0.51% (l)
Mellon Investments Corporation (Developed Markets Strategy) 169 0.05% (m)
Mellon Investments Corporation (Developed Factor Strategy) 90 0.075% (m)
Mellon Investments Corporation (Emerging Markets Strategy) ─ 0.13% (a)(m)
Monashee Investment Management LLC 320 0.45% (h)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 69 0.08% (e)
Parametric Portfolio Associates, LLC (Targeted Strategy) 14 0.08% (f)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 39 1.50% (i)
Rhumbline Advisors LP ─ 0.05% (a)
Total $ 1,613 0.20%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
Emerging Markets Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
City of London Investment Management Company, Limited $ ─ 1.00% (a)(n)
Mellon Investments Corporation 754 0.13% (m)
Monashee Investment Management LLC 289 0.45% (h)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 26 0.10% (e)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(f)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy) ─ 0.08% (a)(g)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 39 1.34% (i)
XY Investments (HK) Limited 209 1.00% (o)
Total $ 1,317 0.19%
Core Fixed Income Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Agincourt Capital Management, LLC $ 10 0.08%
Mellon Investments Corporation (U.S. Government, Mortgage and Asset Backed Strategy) 19 0.06%
Mellon Investments Corporation (Corporate Strategy) ─ 0.15% (a)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 54 0.21% (p)
Total $ 83 0.11%
Corporate Opportunities Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
City of London Investment Management Company, Limited $ 213 0.45%
MacKay Shields, LLC ─ 0.40% (a)(q)
Mellon Investments Corporation ─ 0.25% (a)
Monashee Investment Management LLC ─ 0.45% (a)(h)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 123 0.08% (e)
Parametric Portfolio Associates, LLC (Targeted Strategy) ─ 0.05% (a)(f)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 9 0.31% (p)
Total $ 345 0.17%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
Amounts designated as “—” are $0 or have been rounded to $0.
U.S. Government Fixed Income Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Mellon Investments Corporation $ 266 0.06%
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 54 0.01% (p)
Total $ 320 0.03%
U.S. Corporate Fixed Income Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Agincourt Capital management, LLC $ 174 0.08%
Mellon Investments Corporation ─ 0.15% (a)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 54 0.12% (p)
Total $ 228 0.09%
U.S. Mortgage/Asset Backed Fixed Income Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Mellon Investments Corporation $ 116 0.06%
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 19 0.09% (p)
Total $ 135 0.06%
Short-Term Municipal Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Breckinridge Capital Advisors, Inc. $ 85 0.125%
Total $ 85 0.125%
Intermediate Municipal Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Breckinridge Capital Advisors, Inc. $ 59 0.125%
City of London Investment Management Company, Limited 137 0.45%
Insight North America, LLC 724 0.18% (r)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) ─ N/A (a)(p)
Total $ 920 0.19%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
(a) Specialist Manager approved by the Board but a strategy to which no assets were allocated during the year ended June 30, 2024 .
(b) Echo Street Capital Management LLC (“Echo Street”) receives a fee based on the average daily net assets, payable quarterly, of that portion of assets managed by Echo Street, at the annual rate of 0.85% of the first $50 million of Combined Assets (as defined below); 0.70% of the next $50 million of
Combined Assets; 0.60% of the next $100 million of Combined Assets; and 0.55% of Combined Assets in excess of $200 million.
Echo Street ceased operations on January 12, 2024.
(c) Jennison Associates LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average daily net assets of that portion of the Growth
Portfolio and Institutional U.S. Portfolio allocated to Jennison (the “Jennison Accounts”). While the rate at which Jennison’s fee for managing the
Portfolios will not exceed 0.30%, the fee may decrease based on the aggregate market value of the Jennison Accounts and certain other assets managed by Jennison (which may pay fees exceeding 0.30%) for the benefit of certain investors who are clients of the Trust’s primary adviser at the following annual rates: Jennison Associates
— 0.75% on the first $10 million;
— 0.50% on the next $30 million;
— 0.35% on the next $25 million;
— 0.25% on the next $335 million;
— 0.22% on the next $600 million;
— 0.20% on the next $4 billion; and
— 0.25% on the balance
Jennison Associates LLC Management Agreement was terminated on June 30, 2024.
(d) For assets allocated to an Index Strategy, for so long as the Combined Assets (as defined below) are greater than $2 billion, Mellon Investments
Corporation (“Mellon”) receives a fee at the annual rate of 0.04% of the average daily net assets of the Account. If the Combined Assets are reduced to
$2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawals or redemptions reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at annual rate of 0.065%. Index Strategy shall mean a portfolio wherein the Portfolio Manager seeks to approximate, over the long term, the performance of a specific market index.
For assets allocated to a Factor Strategy, for so long as the Combined Assets are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of the Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at annual rate of 0.075%. Factor Strategy shall mean a portfolio wherein the
Portfolio Manager seeks to implement a strategy developed by Hirtle Callaghan & Co. or an affiliate with the objective of obtaining exposure to one or more factors such as value or quality within the U.S. equity markets.
“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the U.S. Equity Portfolio, Institutional U.S. Portfolio, International
Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon using these strategies in other investment advisory accounts for which HC Capital Solutions serves as investment adviser.
(e) With respect to its Liquidity Strategy, Parametric Portfolio Associates, LLC (“Parametric”), a part of the asset management division of Morgan Stanley
Investment Management, receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below); 0.10% of the next $100 million of Combined Liquidity Assets; and 0.05% of Combined
Liquidity Assets over $150 million. Parametric is also entitled to receive a flat fee of $10,000 per year for each Portfolio. One Twelfth of the flat fee with respect to any given Portfolio will be waived with respect to each calendar month during which no Portfolio assets were allocated to the Liquidity
Strategy in that Portfolio.
“Combined Liquidity Assets” shall mean the sum of: the net assets of that portion of each Portfolio managed by Parametric for investment in its
Liquidity Strategy.
(f) With respect to its Targeted Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears at the rate of 0.05%. Parametric is also entitled to receive a flat fee of $5,000 per year for each Portfolio, provided that such fee will be waived with respect to each calendar year during which no Portfolio assets were allocated to the Targeted Strategy in that Portfolio.
(g) With respect to its Tax-Managed Custom Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears at the annual rate of 0.10% of the first $250 million of the Combined Tax-Managed Custom Strategy Assets (as defined below); 0.09% of the next $250 million of the
Combined Tax-Managed Custom Strategy Assets; 0.08% of the next $500 million of the Combined Tax-Managed Custom Strategy Assets; and 0.07%
of the Combined Tax-Managed Custom Strategy Assets over $1 billion.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
“Combined Tax-Managed Custom Strategy Assets” shall mean the sum of: the net assets of that portion of each of the other Portfolios of the Trust allocated to Parametric from time to time for investment in their Tax-Management Custom Core Strategy.
(h) Monashee Investment Management LLC (“Monashee”) receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.45% of the average daily net assets when the total Outside Assets are less than $250 million (as defined below). Outside assets from $250 million to $500 million at 0.40%, from $500 million to $750 million at 0.35%; from $750 million to $1 billion at 0.30%; from $1 billion to $2 billion at 0.20%;
and at 0.10% if the outside assets are over $2 billion.
“Outside Assets” shall mean all assets managed, advised, sub-advised, or otherwise by Monahsee and/or its affiliates using an investment program that is the same as, or substantially similar to, the invest program of the Portfolio.
(i) With respect to its Options Overlay Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears, of $5,500 per calendar month for each Portfolio, provided that such fee will be waived with respect to each calendar month during which no Portfolio assets were allocated to the Options Overlay Strategy in that Portfolio.
(j) Wellington Management Company, LLP (“Wellington”) receives a fee, which shall be payable monthly in arrears of 0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of
0.65% of the Combined Assets.
“Combined Assets” shall mean the sum of: the net assets of the Institutional U.S. Portfolio and assets in the same investment strategy as the Portfolio that are managed by Wellington for certain other clients of the Trust’s primary adviser.
(k) RBC Global Asset Management (U.K.) Limited (“RBC”) receives a fee based on the average daily net assets, payable monthly, of that portion of assets managed by RBC, at the annual rate of 0.55% of the first $50 million; 0.50% of the next $50 million; and 0.45% exceeding $100 million.
RBC’s Portfolio Management Agreement was terminated on August 21, 2023.
(l) City of London Investment Management Company, Limited (“CLIM”) receives a fee, which shall be calculated daily and payable monthly in arrears at the annual rate of 0.80% of the first $50 million of the Combined Assets (as defined below) and 0.40% of the Combined assets exceeding $50 million.
“Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in the International Portfolio and the Institutional International
Portfolio; and the net assets invested in the same strategy as the Portfolios that are managed by CLIM for certain other clients of the Trust’s primary adviser.
(m) For its services to the International Portfolio, the Institutional International Portfolio, and the Emerging Markets Portfolio, Mellon receives differing fees from each Portfolio with respect to each of Mellon’s Developed Index Strategy, Developed Factor Strategy, and Emerging Markets Strategy calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it.
For assets allocated to a Developed Index Strategy (the “Index Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.05% of the average daily net assets of the Index Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Index Account at an annual rate of 0.06%.
For assets allocated to a Developed Factor Strategy (the “Factor Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.075% of the average daily net assets of the Factor Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemptions reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at an annual rate of 0.085%.
For assets allocated to an Emerging Markets Strategy (the “EM Account”), for so long as the aggregate assets allocated to Mellon for all of its passive equity mandates (including accounts for other clients of the Advisor and certain of its affiliates besides the Trust) exceed $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of the EM Account. Should these aggregate assets fall below $2 billion; the fee will be calculated at an annual rate of 0.15% for those assets allocated to emerging markets strategies.
The term “Combined Assets” means the sum of: (i) the net assets of the U.S. Equity Portfolio, Institutional U.S. Portfolio, International Portfolio,
Institutional International Portfolio and the Emerging Markets Portfolio of the Trust (“collectively the “Trust Portfolios”) managed by the Mellon; and
(ii) the net assets of each other investment advisory account for which HC Capital Solutions or one of its affiliates serves as investment adviser and for which Mellon provides portfolio management services using the strategies employed in Trust Portfolios.
(n) CLIM receives a fee, which shall be calculated daily and payable quarterly in arrears at the annual rate of 1.00% of the first $100 million of the
Combined Assets (as defined below); 0.80% of the next $100 million of Combined Assets; and 0.50% of Combined Assets exceeding $200 million.
“Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for certain other clients of the Trust’s primary adviser.
(o) XY Investments (HK) Limited receives a fee, which shall be payable monthly in arrears at the annual rate of 1.00% of the average daily net assets of the
Account. The annual rate shall be reduced to 0.90% once the assets under management with respect to the Portfolio Manager’s and its affiliates Offshore

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
Strategy (as defined below) exceeds $2 billion.
“Offshore Strategy” shall mean any vehicle, fund, account or other product utilizing a quantitative enhanced index investment strategy of investing in a
China A-share market, but excluding any vehicle, fund, account or product dedicated solely to the Portfolio Manager’s Shanghai business.
XY’s Portfolio Management Agreement was terminated on February 11, 2024.
(p) With respect to its Options Overlay Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears, of $4,500 per calendar month for each Portfolio, provided that such fee will be waived with respect to the calendar month during which no Portfolio assets were allocated to the Options Overlay Strategy in that Portfolio.
(q) MacKay Shields, LLC receives a fee which shall be payable monthly in arrears at the annual rate on 0.40% on the first $100 million of the average daily net assets of the Account and 0.35% on daily average net assets over $100 million.
MacKay Shield’s Portfolio Management Agreement expired on June 30, 2024.
(r) Insight North America LLC (“Insight”) receives a fee, which shall be calculated daily and payable quarterly, at an annual rate of 0.25% for the first $100 million of the Combined Assets (as defined below); and 0.15% of the Combined Assets exceeding $100 million. Insight is entitled to receive a fee at an annual rate not to exceed 0.20% of the Combined Assets.
“Combined Assets” shall mean the sum of: the net assets managed by Insight in the Portfolio and the net assets invested in the same strategy as the
Portfolio that are managed by Insight for the benefit of certain investors who are clients of the Trust’s primary adviser.
Prior to September 18, 2023, pursuant to discretionary investment advisory agreements between the trust and the Adviser, the Adviser was paid a fee which accrued daily and paid monthly at an annual rate of 0.05% of average daily net assets per
Portfolio. Since September 18, 2023, the Adviser receives no fee for its services pursuant to an amendment to the investment advisory agreement. The fees that the Adviser received are listed as “Management fees” on the Statements of Operations.
The Adviser continuously monitors the performance of various investment management organizations, including the Specialist
Managers retained by the Trust, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. The Adviser is also authorized to allocate and reallocate assets among Specialist Managers in multi-
manager portfolios of the Trust from time to time without additional authorization of the Board. In addition, the Adviser makes its officers available to serve as officers and/or Trustees of the Trust, and maintains office space sufficient for the Trust’s principal office. The Securities and Exchange Commission has issued an order that permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances. During the year the Advisor voluntarily waived fees or reimbursed certain expenses reflected as “Expenses waived and/or reimbursed by Adviser” on the Statement of Operations. Such amounts are not recoupable in subsequent year s.
Citi Fund Services Ohio, Inc. (“Citi”) provides the Portfolios with administrative and fund accounting services. The fees for these services are disclosed as “Administrative service fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0506% of the Trust’s Portfolios’ average daily net assets up to $6 billion;
0.0047% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0276% of average daily net assets in excess of $12 billion. Citi receives additional fees paid by the Trust for compliance services, regulatory reporting services and reimbursement of certain expenses. During the year Citi voluntarily waived certain fees reflected as "Expense waived by Administrator" on the Statement of Operations. Such amounts are not recoupable in subsequent years.
FIS Investor Services LLC, a wholly-owned subsidiary of Fidelity National Information Services, provides dividend and capital gains disbursing agent and transfer agency services. The fees for these services are disclosed as “Transfer agency fees”
on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0034% of the
Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0003% of the Trust’s Portfolios’ average daily net assets between
$6 billion and $12 billion; and 0.0019% of average daily net assets in excess of $12 billion.
Ultimus Fund Distributors, LLC (“Ultimus”) provides certain distribution services to the Trust. Ultimus receives an annual fee of $50,000 for performing the services listed under its agreement with the Trust. None of Ultimus’ duties under its agreement are primarily intended to result in the sale of Trust shares.
Foreside Fund Officer Services LLC (dba ACA Group) provides CCO services to the Trust pursuant to a Compliance
Services Agreement assigned to Foreside effective December 7, 2021 by Alaric Compliance Services LLC (“Alaric”) following

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
Foreside Financial Group, LLC’s acquisition of Alaric. Through June 30, 2024 the Trust paid an annual fee of $164,000 for such services.
4. PURCHASE AND SALE TRANSACTIONS. The aggregate cost of purchases and proceeds from sales of investment securities, other than long-term U.S. government securities, TBA securities and short-term securities and purchases and sales associated with in-kind transactions, for the year ended June 30, 2024 were as follows (amounts in thousands). Any realized gains or losses from in kind redemptions are reflected on the Statements of Operations as net realized gains/(losses) from in kind redemptions.
The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the year ended June
30, 2024 were as follows (amounts in thousands):
5. FEDERAL INCOME TAXES. It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the
Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it (but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may, under certain circumstances, utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.
The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a tax authority based on the technical merits of the position. A tax position that meets the more- likely-than-
not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally the last three tax year ends 2021 to 2023 and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the
Portfolios’ financial statements. Furthermore, management of the Portfolios is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Excluding U.S. Government
Securities and In-Kind
Transactions
Associated with In-Kind
Transactions
Portfolio Purchases Sales Purchases Sales
U.S. Equity Portfolio ........................ $ 118,111 $ 118,038 $ – $ 68,219
Institutional U.S. Portfolio .................... 1,841,591 2,231,544 – –
ESG Growth Portfolio ....................... 35,031 8,807 – –
Catholic SRI Growth Portfolio ................. 4,173 3,338 – –
International Portfolio ........................ 103,648 117,653 – –
Institutional International Portfolio ............. 353,579 148,377 – –
Emerging Markets Portfolio ................... 160,538 156,724 – –
Core Fixed Income Portfolio .................. 40,318 23,790 – –
Corporate Opportunities Portfolio .............. 21,235 76,061 – –
U.S. Government Fixed Income Portfolio ........ 482,672 482,885 – –
U.S. Corporate Fixed Income Portfolio .......... 106,853 94,682 – –
U.S. Mortgage/Asset Backed Fixed Income
Portfolio .................................. 22,937 3,274 – –
Short-Term Municipal Portfolio ................ 22,354 23,844 – –
Intermediate Municipal Portfolio ............... 160,749 154,102 – –
Portfolio Purchases Sales
Core Fixed Income Portfolio ................................................ $ 8,161 $ 7,289
U.S. Government Fixed Income Securities Portfolio ............................. 245,405 201,701
U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio .................... 21,965 16,459

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
A. As of the latest tax year ended June 30, 2024, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/depreciation were as follows (amounts
in thousands):
Amounts designated as “—” are $0 or have been rounded to $0.
The tax cost of investments includes the cost of securities, proceeds received from TBA sales commitments and any upfront premiums paid or received on derivatives, as applicable. The tax unrealized appreciation/depreciation amounts include securities, TBA sales commitments and derivatives that are not considered realized for tax purposes, as applicable.
The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, the difference between book and tax accretion methods for market discount, derivatives, and in-kind purchases by investors that, for tax purposes, created a controlling interest in a Portfolio.
B. Tax Characteristics of Distributions
The tax characteristics of distributions paid during the fiscal year ended June 30, 2024 and June 30, 2023 , were as follows
(amounts in thousands):
Portfolio
Tax Cost of
Investments
Tax
Unrealized
Appreciation
Tax
Unrealized
(Depreciation)
Unrealized
Appreciation/
(Depreciation)
U.S. Equity Portfolio ......................... $ 569 ,899 $ 1,220,668 $ (2,954) $ 1,217,7 25
Institutional U.S. Portfolio ..................... 1,741,836 813,906 (50,156) 763,750
ESG Growth Portfolio ........................ 122,809 77,402 (8,249) 69,153
Catholic SRI Growth Portfolio .................. 20,650 10,508 4,097 14,605
International Portfolio ......................... 315,546 256,226 (12,653) 243,573
Institutional International Portfolio .............. 821,520 183,971 (81,943) 102,028
Emerging Markets Portfolio .................... 579,724 211,226 (117,692) 93,534
Core Fixed Income Portfolio ................... 90,751 117 (3,954) (3,837)
Corporate Opportunities Portfolio ............... 202,463 62 (62) —
U.S. Government Fixed Income Portfolio ......... 1,008,561 966 (35,112) (34,146)
U.S. Corporate Fixed Income Portfolio ........... 289,201 2,674 (16,148) (13,473)
U.S. Mortgage/Asset Backed Fixed Income Portfolio 265,000 173 (25,279) (25,106)
Short-Term Municipal Portfolio ................. 65,300 56 (651) (595)
Intermediate Municipal Portfolio ................ 498,466 3,150 (11,154) (8,004)
Distributions Paid From:
Year
Ended June 30, 2024
Ordinary
Income
Net Long
Term Gains
Total Taxable
Distributions
Tax-Exempt
Distributions
Return of
Capital
Total
Distributions
Paid*
U.S. Equity Portfolio ................... $ 8,167 $ 11,355 $ 19,522 $ — $ — $ 19,522
Institutional U.S. Portfolio ............... 71,984 218,619 290,603 — — 290,603
ESG Growth Portfolio .................. 3,056 1,535 4,591 — — 4,591
Catholic SRI Growth Portfolio ............ 491 — 491 — — 491
International Portfolio .................. 16,534 — 16,534 — — 16,534
Institutional International Portfolio ......... 22,250 — 22,250 — — 22,250
Emerging Markets Portfolio .............. 27,920 — 27,920 — — 27,920
Core Fixed Income Portfolio .............. 2,526 — 2,526 — — 2,526
Corporate Opportunities Portfolio .......... 12,942 — 12,942 — — 12,942
U.S. Government Fixed Income Portfolio ..... 33,338 — 33,338 — — 33,338
U.S. Corporate Fixed Income Portfolio ...... 11,541 — 11,541 — — 11,541
U.S. Mortgage/Asset Backed Fixed Income
Portfolio ............................ 7,239 — 7,239 — — 7,239
Short-Term Municipal Portfolio ............ 54 — 54 1,374 — 1,428
Intermediate Municipal Portfolio ........... 3 — 3 11,80 6 — 11,809

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
Amounts designated as “—” are $0 or have been rounded to $0.
* Total distributions paid may differ from what appears on the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.
C. Components of Accumulated Earnings
As of their tax year ended June 30, 2024 , the components of accumulated earnings/(deficit) on a tax basis were as follows
(amounts in thousands):
Amounts designated as “—” are $0 or have been rounded to $0.
* Total accumulated earnings/(deficit) may differ from the total distributable earnings amounts reported on the Statements of Assets and Liabilities due to certain temporary differences between book-basis and tax-basis.
(a) Includes $55,000, $325,513, and $32,406 of straddle losses which were deferred for the U.S. Equity Portfolio, Institutional U.S. Portfolio and
International Portfolio, respectively (amounts in thousands).
Distributions Paid From:
Year
Ended June 30, 2023
Ordinary
Income
Net Long
Term Gains
Total Taxable
Distributions
Tax-Exempt
Distributions
Return of
Capital
Total
Distributions
Paid*
U.S. Equity Portfolio ................... $ 8,389 $ 45,036 $ 53,425 $ — $ — $ 53,425
Institutional U.S. Portfolio ............... 43,136 116,175 159,311 — — 159,311
ESG Growth Portfolio .................. 2,350 54 2,404 — — 2,404
Catholic SRI Growth Portfolio ............ 440 208 648 — — 648
International Portfolio .................. 13,334 — 13,334 — — 13,334
Institutional International Portfolio ......... 10,005 423 10,428 — 6,505 16,933
Emerging Markets Portfolio .............. 13,347 — 13,347 — — 13,347
Core Fixed Income Portfolio ............... 2,209 — 2,209 — — 2,209
Corporate Opportunities Portfolio .......... 10,121 — 10,121 — — 10,121
U.S. Government Fixed Income Portfolio ..... 32,985 11 32,996 — — 32,996
U.S. Corporate Fixed Income Portfolio ...... 9,227 — 9,227 — — 9,227
U.S. Mortgage/Asset Backed Fixed Income
Portfolio ............................ 6,160 — 6,160 — — 6,160
Short-Term Municipal Portfolio ............ 74 — 74 1,388 — 1,462
Intermediate Municipal Portfolio ........... 293 — 293 7,112 — 7,405
Portfolio
Undistributed
Ordinary
Income/
Tax Exempt
Income
Undistributed
Long Term
Capital Gains
Accumulated
Earnings
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)
Total
Accumulated
Earnings/
(Deficit)
*
U.S. Equity Portfolio ................... $ 495 $ 8, 337 $ 8, 832 $ — $ 1,21 7,725 $ 1,2 26,557
Institutional U.S. Portfolio ............... 12 6 , 249 23 5,685 361,9 34 (11,214) 763,750 1,114,470
ESG Growth Portfolio .................. — 16 16 — 69,153 69, 169
Catholic SRI Growth Portfolio ............ 56 — 56 (182) 14,605 14, 479
International Portfolio .................. 3,174 — 3,174 (49,759) 243,573 196,988
Institutional International Portfolio ......... 21,047 — 21,047 — 102,028 123,0 75
Emerging Markets Portfolio .............. 7,811 — 7,811 (102,444) 93,534 (1,099)
Core Fixed Income Portfolio .............. 51 — 51 (5,074) (3,837) (8,860)
Corporate Opportunities Portfolio .......... 28 — 28 (13,221) — (13,193)
U.S. Government Fixed Income Portfolio ..... 494 — 494 (41,362) (34,146) (75,014)
U.S. Corporate Fixed Income Portfolio ...... 288 — 288 (18,443) (13,474) (31,629)
U.S. Mortgage/Asset Backed Fixed Income
Portfolio ............................ 195 — 195 (17,545) (25,106) (42,456)
Short-Term Municipal Portfolio ............ 43 — 43 (4,568) (595) (5,120)
Intermediate Municipal Portfolio ........... 33 1 — 33 1 (12,323) (8,004) (19, 996 )

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
D. Capital Loss Carryforwards
As of their tax year ended June 30, 2024 , the following Portfolios had capital loss carryforwards (“CLCFs”) which do not expire as summarized below (amounts in thousands):
Amounts designated as “—” are $0 or have been rounded to $0.
(a) All or a portion are limited as a result of changes in ownership in connection with merger reorganization. Unused limitations during a year accumulate for future use in offsetting net capital gains.
E. Deferred Losses
Under current tax law, capital losses and specified ordinary losses realized after October 31 or non-specified ordinary losses realized after June 30 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of their tax year ended June 30, 2024, the Portfolios had no such deferred losses.
F. Book-To-Tax Differences
Distributions are based on amounts calculated in accordance with applicable federal tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature (e.g., net operating losses, reclassification of bond discount and premium, equalization accounting, treatment of gains and losses relating to foreign currency transactions, distribution re-characterization, in-kind redemptions and differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.
On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows (amounts in thousands):
Amounts designated as “—” are $0 or have been rounded to $0.
6. RISK CONSIDERATIONS.
Portfolio
Short-Term
Amount
Long-Term
Amount Total
Institutional U.S. Portfolio .................................... $ 3, 483 $ 7,731 $ 11,214
(a
)
Catholic SRI Growth Portfolio ................................. 4 179 183
International Portfolio ........................................ 49,759 — 49,759
Emerging Markets Portfolio ................................... 60,620 41,823 102,443
Core Fixed Income Portfolio .................................. 1,950 3,124 5,074
Corporate Opportunities Portfolio .............................. 5,215 8,006 13,221
U.S. Government Fixed Income Portfolio ........................ 13,634 27,728 41,362
U.S. Corporate Fixed Income Portfolio .......................... 2,243 16,200 18,443
U.S. Mortgage/Asset Backed Fixed Income Portfolio ............... 6,618 10,927 17,545
Short-Term Municipal Portfolio ................................ 1,399 3,169 4,568
Intermediate Municipal Portfolio ............................... 1,679 10,643 12,322
(a)
Portfolio
Paid in
Capital
Distributable
Earnings/
(Loss)
U.S. Equity Portfolio ...................................................... $ 87,064 $ ( 87, 064 )
Institutional U.S. Portfolio .................................................. 37 (37)
Catholic SRI Growth Portfolio ............................................... — —
International Portfolio ...................................................... — —
Institutional International Portfolio ........................................... 186 (186)

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
Market Risk — Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole.
In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural environmental, or man-made disasters; financial, political, or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions, and the market in general, in ways that cannot necessarily be foreseen. Finally, key information about a security or market may be inaccurate or unavailable.
This is particularly relevant to investments in foreign securities.
Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.
Foreign Investment Risk — Investments in securities issued by non-U.S. companies and non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. In addition, risks associated with foreign investments may be intensified in the case of investments in emerging-market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.
Options Risk — Purchasing and writing put and call options are highly specialized activities and entail greater-than-
ordinary investments risks. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option’s exercise price. If this occurs, the option could be exercised and the portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When a Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option).
If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.
Options Writing Strategy Risk — If the Index appreciates or depreciates sufficiently over the period to offset the new premium from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.
Floating Rate Investments Risk — Coupon rates on these investments are floating, not fixed, and are tied to a benchmark lending rate. The risks associated with floating rate loans are similar to the risks of below investment grade securities. Adverse changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, bank loans are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans. Further, bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
7. SIGNIFICANT SHAREHOLDERS.
Shareholders, including other funds, individuals, accounts, as well as the Portfolio’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s Shares

HC CAPITAL TRUST
Notes to Financial Statements (continued) —June 30, 2024
and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).
As of June 30, 2024 , the following table includes the Portfolios which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities.
8. CONCENTRATION OF INVESTMENTS.
As of June 30, 2024 , the Corporate Opportunities Portfolio’s investment in the State Street Institutional Treasury Plus
Money Market Fund represented greater than 25% of the Portfolio’s net assets. The financial statements of the State Street
Institutional Treasury Plus Money Market Fund can be found by accessing the fund’s website at http://www.ssga.com .
As of June 30, 2024 , the Core Fixed Income Portfolio and the U.S. Government Fixed Income Securities Portfolio
both had an investment in in the Vanguard Intermediate-Term Treasury ETF that represented greater than 25% of each of the
Portfolio’s net assets. The financial statements of the Vanguard Intermediate-Term Treasury ETF can be found by accessing the fund’s website at https://investor.vanguard.com .
9. BUSINESS COMBINATIONS
Effective as of the close of business June 14, 2024, the U.S. Equity Portfolio (“Acquiring Portfolio”) acquired all of the assets and liabilities of the Value Equity Portfolio and the Small Cap-Mid Cap Portfolio (“Targeted Portfolios”), each a series of the Trust, an open-end registered management investment company, pursuant to a Board-approved plan of reorganization dated
May 31, 2024 (the “Plan”).
The acquisition was accomplished by a tax-free exchange of 23,869,646 Shares of the U.S. Equity Portfolio, valued at
$854,367,023 for 24,050,702 Shares of the Targeted Portfolios outstanding as of close of business June 14, 2024.
Pursuant to the Plan, all of the assets and liabilities of the Targeted Portfolios were transferred to the U.S. Equity Portfolio.
At the close of business June 14, 2024, the Targeted Portfolios investments in securities had a fair value of $851,181,421 and identified cost of $319,245,328, representing unrealized appreciation of $531,936,093. For financial reporting purposes, assets received and shares issued by the U.S. Equity were recorded at fair value; however, the cost basis of the investments received from the Targeted Portfolios was carried forward to align ongoing reporting of the U.S. Equity Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Fees and expenses of the reorganization were borne by the Targeted Portfolios and the U.S. Equity Portfolio, based upon relative net assets, as provided by the Plan.
Portfolio
Number of shareholders with
ownership of voting securities of
the Portfolio greater than 10%
and less than 25% of the total
Portfolio’s outstanding voting
securities
Number of shareholders with
ownership of voting securities
of the Portfolio greater than
25% of the total Portfolio’s
outstanding voting securities
Institutional U.S. Portfolio ................................................. 1 —
ESG Growth Portfolio ........................................................ — 1
Catholic SRI Growth Portfolio .......................................... 1 1
Institutional International Portfolio .................................... 1 —
U.S. Corporate Fixed Income Portfolio ............................. 1 —
U.S. Government Fixed Income Portfolio ......................... 1 —
U.S. Mortgage/Asset Backed Fixed Income Portfolio ....... 1 —

HC CAPITAL TRUST
Notes to Financial Statements (concluded) —June 30, 2024
The acquisition did not result in a material change to the Targeted Portfolios’ investment portfolio due to the investment restrictions of the U.S. Equity Portfolio. Additionally, there are no material differences in accounting policies of the Targeted
Portfolios as compared to those of the U.S. Equity Portfolio.
Assuming the reorganization had been completed on July 1, 2023, the beginning of the annual reporting period, the pro forma results of operations of the Acquiring Portfolio, post reorganization for the year ended June 30, 2024, are as follows
(amounts in thousands):
Expenses related to reorganization were incurred by the Trust. The following are the expenses related to the reorganization paid from the Targeted Portfolios and Acquiring Portfolio:
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Targeted Portfolios that have been included in the U.S. Equity Portfolio’s Statement of Operations since June 14, 2024. The U.S. Equity Portfolio did not purchase or sell securities following the acquisition for purposes of realigning its investment portfolio. Accordingly, the acquisition of
Targeted Portfolios did not affect The U.S. Equity Portfolio’s portfolio turnover ratio for the year ended June 30, 2024.
Effective as of the close of business June 23, 2023, the Intermediate Municipal Portfolio acquired all of the assets and liabilities of the Intermediate Term Municipal Bond II Portfolio (“Acquired Fund”), a series of the Trust, an open-end registered management investment company, pursuant to a Board-approved plan of reorganization dated March 14, 2023 (the “Plan”).
The acquisition was accomplished by a tax-free exchange of 7,302,990 Strategic Shares of the Intermediate Municipal
Portfolio, with a finalized value of $70,656,775 for 7,925,033 Strategic Shares of the Acquired Fund outstanding as of close of business June 23, 2023.
Pursuant to the Plan, all of the assets and liabilities of the Acquired Fund were transferred to the Intermediate Municipal
Portfolio. At the close of business June 23, 2023, the Acquired Fund’s investments in securities had a fair value of $69,923,469 and identified cost of $74,656,941, representing unrealized depreciation of $4,733,472. For financial reporting purposes, assets received and shares issued by the Intermediate Municipal Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Intermediate Municipal
Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Fees and expenses of the reorganization were borne by the Acquired Portfolio and the Intermediate Municipal Portfolio, based upon relative net assets, as provided by the Plan.
The acquisition did not result in a material change to the Acquired Fund’s investment portfolio due to the investment restrictions of the Intermediate Municipal Portfolio. Additionally, there are no material differences in accounting policies of the
Acquired Fund as compared to those of the Intermediate Municipal Portfolio.
10. SUBSEQUENT EVENTS.
Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of June 30, 2024 .
Net investment income (loss) ..............................................................
$ 18,799
Net realized/unrealized gains (losses) .......................................................
342,261
Change in net assets resulting from operations ................................................
$ 361,060
Portfolio
Expenses
(000)
Value Portfolio ................................................................................................................................................. $ 28
Small Cap-Mid Cap Portfolio ........................................................................................................................... 3
U.S. Equity Portfolio ......................................................................................................................................... 34

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
251
Board of Trustees of the HC Capital Trust and Shareholders of
The U.S. Equity Portfolio
The Institutional U.S. Equity Portfolio
The ESG Growth Portfolio
The Catholic SRI Growth Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Core Fixed Income Portfolio
The Corporate Opportunities Portfolio
The U.S. Government Fixed Income Securities Portfolio
The U.S. Corporate Fixed Income Securities Portfolio
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
The Short-Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond Portfolio
Opinion on the financial statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The U.S. Equity Portfolio, The Institutional U.S.
Equity Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio,
The International Equity Portfolio, The Institutional International Equity Portfolio,
The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Corporate
Opportunities Portfolio, The U.S. Government Fixed Income Securities Portfolio, The
U.S. Corporate Fixed Income Securities Portfolio, The U.S. Mortgage/Asset Backed
Fixed Income Securities Portfolio, The Short-Term Municipal Bond Portfolio, and
The Intermediate Term Municipal Bond Portfolio (collectively constituting HC Capital
Trust, hereafter referred to as the “Portfolios”) as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended June 30, 2024, and the financial highlights for each of the four years in the period ended June 30, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Portfolios as of June 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period ended
June 30, 2024, and their financial highlights for each of the four years in the period ended June 30, 2024, in conformity with accounting principles generally accepted in the United States of America. The accompanying financial highlights for the year ended June 30, 2020, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial highlights in their report dated August 25, 2020.

Basis for opinion
These financial statements are the responsibility of the Portfolio’s management.
Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Portfolios are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’
internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers, when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the HC
Capital Trust since 2021.
Philadelphia, Pennsylvania
August 23, 2024

HC CAPITAL TRUST
Additional Information — June 30, 2024

1. SHAREHOLDER VOTES.
A special meeting of shareholders of the Portfolios was held on May 31, 2024. At the May 31, 2024 meeting, shareholders of the following Portfolios approved the following:
To approve a Plan of Reorganization (the "Plan") among The Value Equity Portfolio and The Small Capitalization-
Mid Capitalization Equity Portfolio (each a "Target Portfolio") and The U.S. Equity Portfolio (formerly The Growth
Equity Portfolio) (the "Acquiring Portfolio"). Plan provides (a) acquisition of all of the assets and assumption of all of liabilities of each Target Portfolio by Acquiring Portfolio in exchange for shares of the Acquiring Portfolio
(b) distribution of such shares of Acquiring Portfolio (c) liquidation and termination of each Target Portfolio.
.
2. ADDITIONAL FEDERAL INCOME TAX INFORMATION
A. Dividends Received Deduction. For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ending June 30, 2024 , qualify for the corporate dividend received deduction for the following Portfolios:
B. Qualified Dividends. For the fiscal year ending June 30, 2024 , under current tax law, the following dividends paid may be subject to a maximum tax rate of 15%:
Portfolio
Record Date
Shares Shares Voted
% of Total
Shares For Proposal
% of Votes in
Favour
The Value Portfolio ............. 21,675,580 21,253,626 98.05% 19,580,868 92.13%
Portfolio
Record Date
Shares Shares Voted
% of Total
Shares For Proposal
% of Votes in
Favour
The Small Capitalization-Mid
Capitalization Equity Portfolio .. 2,452,490 2,431,320 99.14% 1,688,953 69.47%
Portfolio
Dividends
Received
Deduction
U.S. Equity Portfolio ..................................................................... 100.00%
Institutional U.S. Portfolio ................................................................. 19.19%
ESG Growth Portfolio .................................................................... 53.98%
Catholic SRI Growth Portfolio .............................................................. 52.35%
Institutional International Portfolio .......................................................... 0.06%
Emerging Markets Portfolio ................................................................ 0.25%
Corporate Opportunities Portfolio ........................................................... 7.26%
Portfolio
Qualified
Dividends
Paid
U.S. Equity Portfolio ..................................................................... 100.00%
Institutional U.S. Portfolio ................................................................. 21.64%
ESG Growth Portfolio .................................................................... 100.00%
Catholic SRI Growth Portfolio .............................................................. 100.00%
International Portfolio ..................................................................... 82.68%
Institutional International Portfolio .......................................................... 28.52%
Emerging Markets Portfolio ................................................................ 53.84%
Corporate Opportunities Portfolio ........................................................... 9.54%
Intermediate Municipal Portfolio ............................................................ 100.00%

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2024
C. Foreign Tax Pass through Credit. Certain HC Capital Trust Portfolios intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The pass through of the credit will only affect those persons who are shareholders of the Portfolio on a dividend record date in calendar year 2023 . These shareholders will receive more detailed information along with their 2023 Form 1099-DIV. Foreign source income and foreign tax expense per outstanding share on
June 30, 2024 , are as follows:
The Portfolios intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2024 Form 1099-DIV.
D. Qualified Interest Income. For the fiscal year ending June 30, 2024 , the following dividends paid by the Portfolios were designated as Qualified Interest Income that may be exempt from U.S. withholding tax on accounts of foreign investors.
E. Long Term Capital Gains. The Portfolios declared long term distributions of realized gains qualifying for a maximum
15% capital gains tax rate for individuals as follows:
F. Short Term Capital Gains. The Portfolios declared short term distributions of realized gains as follows:
G. Tax Exempt Distributions. The Portfolios declared and paid tax exempt distributions for the fiscal year ending June
30, 2024 , as follows:
Portfolio
Foreign
Source
Income
Foreign Tax
Expense
International Portfolio ...................................................... $ 0.38 $ 0.04
Institutional International Portfolio ........................................... $ 0.20 $ 0.02
Emerging Markets Portfolio ................................................. $ 0. 49 $ 0.06
Portfolio
Qualified
Interest
Income
Institutional U.S. Portfolio ................................................................. 2.15%
International Portfolio ..................................................................... 1.04%
Institutional International Portfolio .......................................................... 1.19%
Emerging Markets Portfolio ................................................................ 1.84%
Core Fixed Income Portfolio ............................................................... 96.76%
Corporate Opportunities Portfolio ........................................................... 74.20%
U.S. Government Fixed Income Portfolio ..................................................... 99.38%
U.S. Corporate Fixed Income Portfolio ....................................................... 85.77%
U.S. Mortgage/Asset Backed Fixed Income Portfolio ............................................ 99.16%
Short-Term Municipal Portfolio ............................................................. 100.00%
Portfolio
Amount
(000)
U.S. Equity Portfolio ..................................................................... $ 12, 138
Institutional U.S. Portfolio ................................................................. 218,619
ESG Growth Portfolio .................................................................... 1,535
Portfolio
Amount
(000)
Institutional U.S. Portfolio ................................................................. $ 38,294
Portfolio
Amount
(000)
Short-Term Municipal Portfolio ............................................................. $ 1 , 374
Intermediate Municipal Portfolio ............................................................ 1 1,806

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2024
3. BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS
The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan &
Co. LLC (“Hirtle Callaghan”). The Adviser provides overall investment management services with respect to HC Capital
Trust (the “Trust”) and each of its separate portfolios (“Portfolios”) pursuant to the terms of two separate agreements with the
Trust (the “HC Contracts”). The Adviser is authorized under the HC Contracts to purchase and sell portfolio securities for the
Portfolios. Day-to-day portfolio management services, however, are generally provided to the respective Portfolios by one or more investment advisory organizations (each a “Specialist Manager”) pursuant to the terms of separate investment advisory agreements (each a “Portfolio Management Agreement”). The Trust offers fourteen Portfolios, thirteen of which are managed by two or more Specialist Managers. Each Specialist Manager is responsible for providing day-to-day portfolio management services for that portion of a Portfolio’s assets allocated to it by, and under the supervision of, the Adviser.
During the period, the Trust’s Board of Trustees (the “Board”):
Approved the continuation of the HC Contracts
Approved the continuation of certain Portfolio Management Agreements, as set forth below
In considering the information and materials described herein, the Trustees of the Trust who are not “interested persons”
of the Trust or the Adviser within the meaning of the Investment Company Act (the “Independent Trustees”) were represented by, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Specifically, the Independent
Trustees and their independent legal counsel conferred in executive session both with and without representatives of management prior to the relevant Board meetings. In view of the broad scope and variety of factors and information, the Board did not find it practicable to, and did not assign relative weights to the specific factors considered in reaching its conclusions to approve the HC
Contracts and the various Portfolio Management Agreements. Rather, the conclusions were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety.
Approval of the HC Contracts. The Trust’s Board approved the continuation of both of the HC Contracts. In approving the HC Contracts, the Board gave substantial weight to the fact that the Trust and the Portfolios are designed to serve as asset allocation vehicles for, and are available exclusively to, clients of Hirtle Callaghan. Other factors considered by the Board in connection with its determination to approve the HC Contracts are summarized below.
With respect to the nature, extent and quality of the services provided by the Adviser to the Trust, the Board concluded that it was satisfied with the services. The Board determined that the Adviser’s services, including its role in the selection and oversight of the Specialist Managers, the allocation of assets among the Specialist Managers in multi-manager Portfolios, the process for identifying instances where there may be a need to add, eliminate or replace a Specialist Manager and the process with regard to the efficient and economical implementation of such changes were consistent with the expectations of the Trust’s shareholders. In reaching this determination, the Board considered the services of the Trust’s executive officers, each of whom is an employee of Hirtle Callaghan, their oversight of the activities of the Trust’s administrator and other service providers, and the oversight of the Specialist Managers provided by the Adviser. The Board also considered the Adviser’s efforts to control the costs of the Trust, including obtaining advisory fee concessions from various Specialist Managers.
With respect to the performance achieved by the Trust’s Portfolios, the Board viewed the overall performance of the respective Portfolios in the context of their use as vehicles through which the Adviser seeks to access specific asset classes on behalf of Hirtle Callaghan clients. The Board was informed with respect to publicly available information about the performance of peer funds but based its conclusions primarily on the specific facts and circumstances of the Trust. The Board concluded that the performance results achieved by each Portfolio reflect appropriate manager selection by the Adviser and that the continuation of the relationship with the Adviser and approval of the HC Contracts were in the best interests of the Trust’s shareholders and consistent with shareholder expectations.
The Board noted that, as of the implementation of September, 2023 amendments to the HC Contracts, the Adviser does not receive any fee for its services under the HC Contracts. The Board did consider comparisons of overall expenses to those of peer funds. In light of the absence of any management fee paid to the Adviser, the Board did not consider the financial position

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2024
of the Adviser or specific information with respect to the costs and expenses incurred by the Adviser in providing services to the
Trust other than to confirm the Adviser’s continued financial viability. The Board determined that the lack of management fee eliminated any opportunity for a Portfolio to achieve economies of scale with respect to the level of the Adviser’s fee.
Continuation of Certain Portfolio Management Agreements. The Portfolio Management Agreements approved for continuance during the period (collectively, the “Continuing Agreements”) are identified below, together with the Specialist
Managers subject to review during the period.
Specialist Manager Portfolios
Agincourt Capital Management, LLC
(“Agincourt”)
The ESG Growth Portfolio
The Catholic SRI Growth Portfolio
The Core Fixed Income Portfolio
The U.S. Corporate Fixed Income Securities
Portfolio
Breckinridge Capital Advisors, Inc.
(“Breckinridge”)
The Short-Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond Portfolio
City of London Investment Management Company
(“CLIM”)
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Corporate Opportunities Portfolio
The Intermediate Term Municipal Bond Portfolio
Insight North America, LLC (“Insight”) The Intermediate Term Municipal Bond Portfolio
Parametric Portfolio Associates (“Parametric”) The U.S. Equity Portfolio (four agreements related to four different strategies)
The Institutional U.S. Equity Portfolio (three
agreements related to three different strategies)
The ESG Growth Portfolio (two agreements related
to two different strategies)
The Catholic SRI Growth Portfolio (two agreements
related to two different strategies)
The International Equity Portfolio (four agreements
related to four different strategies)
The Institutional International Equity Portfolio
(three agreements related to three different
strategies)
The Emerging Markets Portfolio (four agreements
related to four different strategies)
The Core Fixed Income Portfolio
The Corporate Opportunities Portfolio (three
agreements related to three different strategies)
The U.S. Government Fixed Income Securities
Portfolio
The U.S. Corporate Fixed Income Securities
Portfolio
The U.S. Mortgage/Asset Backed Fixed Income
Securities Portfolio
The Intermediate Term Municipal Bond Portfolio

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2024
In its deliberations with respect to each of the Continuing Agreements, the Board recognized that, under each such agreement, a Specialist Manager is responsible only for day-to-day investment decisions with respect that portion of a Portfolio’s assets allocated to it. The Board further recognized that the Specialist Managers do not participate in the administration of any of the Portfolios or in the distribution of shares of any of the Portfolios and thus receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios for investment management services.
In approving the Continuing Agreements, the Board concluded that continuation of each of the Continuing Agreements was in the interest of each respective Portfolio and consistent with the expectations of shareholders of the Portfolios. While the
Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which the Adviser implements asset allocation strategies on behalf of Hirtle Callaghan’s clients; and that shares of the respective Portfolios are generally available only to such clients. With respect to the nature, extent and quality of the services provided by each of the Specialist Managers, the Board was informed with respect to the specific investment process employed by each of the Specialist Managers in managing the assets of the respective Portfolios allocated to them and the qualifications of each Specialist Manager’s investment management personnel. The Board was also informed with respect to each Specialist Manager’s infrastructure and whether it appears to adequately support the strategies being implemented for the various Portfolios. The Board concluded that the nature, extent and quality of the portfolio management services provided by each of the Specialist Managers were satisfactory in light of the specific strategies employed on behalf of the respective Portfolios and, thus, supported a decision to approve the continuation of each of the Continuing Agreements.
The Board also considered representations made by the Adviser that the performance achieved by the relevant Specialist
Managers was consistent with the Adviser’s expectations in the context of the overall objectives, and multi-manager strategy, of each of the respective Portfolios. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds managed by other investment advisory organizations. The Board did not specifically rely on such information but based its conclusions on the facts and circumstances related to each Portfolio.
With respect to Agincourt, the Board was informed that Agincourt’s investment process uses a yield-driven active management approach which focuses on value, while minimizing interest rate forecasting and market timing, and which is implemented by using three specific strategies: sector management, security selection and yield curve/duration management.
For the ESG Growth and Catholic SRI Growth Portfolios, additional screens would be applied before final investment decisions are made, but that at the current time, there were no assets allocated to Agincourt with respect to The ESG Growth Portfolio and
The Catholic SRI Growth Portfolio. With respect to the Portfolios for which Agincourt was managing assets, the Board was informed that Agincourt’s returns had outperformed the returns of its peer group and benchmark during the one and five year periods, while underperforming the index for the three-year period.
With respect to Breckinridge, the Board was informed that the firm uses a flexible bottom-up approach that seeks to take advantage of opportunities created by inefficiencies in the market for municipal securities without exposure to excessive risk.
The firm’s reported performance for The Short-Term Municipal Bond Portfolio showed that it underperformed its benchmark index for the one- and five-year periods, while outperforming that index for the three-year period, while showing mixed results for the one-year period when compared to a group of peer funds and outperforming those funds for the three- and five-year periods. For The Intermediate Term Municipal Bond Portfolio, Agincourt outperformed its benchmark index for the one- and five-year periods, while underperforming that index for the three-year period. with respect to an identified group of peer funds, showed mixed results for the one-and five-year periods while underperforming those funds for the three-year period. The
Board was further informed with respect to the Adviser’s evaluation that the firm’s focus on high grade municipal securities causes their performance to lag the market when low quality securities do well, but that the Adviser has specifically contracted
Breckinridge to focus on the high grade sector of the market.
With respect to CLIM, the Board was informed that CLIM’s investment strategy involves an actively managed bottom-up selection process to identify closed-end funds that City of London believes will provide the desired asset-class exposure with a lower volatility than their peers in order to take advantage of closed-end fund discount volatility. The Board was informed that, at the time of the meeting, Trust assets were only allocated to CLIM in The Institutional International Equity Portfolio, The
Corporate Opportunities Portfolio and The Intermediate Term Municipal Bond Portfolio. The Board noted that, with respect to
The Institutional International Equity Portfolio, the firm underperformed its benchmark index for the most recent one- and three-

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2024
year periods and outperformed that index for the most recent five-year period, while showing mixed results when compared to identified groups of peer funds. With respect to The Corporate Opportunities Portfolio, the Board noted that the firm had been managing assets of that Portfolio for less than two years and that for the one-year period, it had outperformed both its benchmark index and an identified group of peer funds. With respect to The Intermediate Term Municipal Bond Portfolio, the
Board was informed that CLIM had managed assets for just over two years and had underperformed both its benchmark index for the most recent one-year period. The Board was also presented with composite performance information for firm strategies that correspond to the strategies that would be employed in the other Portfolios for which it is under contract.
With respect to Insight, the Board was informed that the firm actively manages assets for The Intermediate Term
Municipal Bond Portfolio by focusing on sector analysis and security selection. The Board was informed that the firm (including performance of the management team under predecessor firms) has outperformed its benchmark index for the one, three and five year periods.
With respect to Parametric, the Board was informed that the firm provides investment services using several different strategies. The Liquidity strategy uses derivatives to “equitize” a Portfolio’s cash position. The Targeted strategy is designed to provide exposure to market segments that a Portfolio’s primary investment adviser determines is unintentionally underrepresented in the investment portfolios of the other Specialist Managers. The Tax-Managed Custom Core strategy is designed to track a specified index while taking advantage of opportunities for active tax management. The Options Overlay Strategy uses written put and call options to attempt to capitalize on market volatility. The Board was informed that, given the highly customized nature of the Liquidity and Targeted strategies, there were no meaningful peer group comparisons available, but that of the accounts being managed across the various Portfolios in these strategies as of the Meeting date, six had underperformed their benchmark index since inception and two had outperformed their benchmark index since inception. For the Tax-Managed Custom Core strategies, two Portfolios had outperformed their benchmark index and one Portfolio had the same return as its benchmark index for the 1- year period, while one Portfolio had outperformed its benchmark index and two Portfolios had underperformed their benchmark index for the 3- year period. The Board was advised that the firm had executed the strategies it had been assigned and that such underperformances and/or outperformances reflected the nature of such assignments. With respect to the Options
Overlay Strategies, the Board was informed as to the amounts earned by such strategies since their inceptions.
In concluding that continuation of the Continuing Agreements was appropriate, the Board did not rely upon any single factor but gave considerable weight to the Adviser’s recommendations and its assessment of each Specialist Manager’s overall compliance profile and the success and future ability of each Specialist Manager in capturing the respective Portfolios’ desired asset classes. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory, and that continuation of such contracts was in the best interests of shareholders of the respective Portfolios.
The Board also concluded that the fee rates at which each of the Specialist Managers is compensated under the Continuing
Agreements is reasonable. In reaching this conclusion, the Board had before it information about the impact of break-points, financial information about the Specialist Managers relating to factors such as profitability, comparable fees charged to other institutional clients and/or to peer funds for similar services and costs incurred by the Specialist Managers in providing services to the respective Portfolios. The Board was also informed with respect to advisory fees paid by other, unaffiliated, funds with similar objectives and strategies. In considering this information, the Board gave substantial weight to information demonstrating that the rate at which these Specialist Managers are compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser, including in several cases, negotiated fee waivers/reductions and scheduled breakpoints designed to recognize economies of scale where appropriate. Accordingly, the Board concluded that the profitability to the Specialist Manager was not a material factor in its deliberations with respect to the consideration of the approval of the Continuing Agreements.
With respect to Agincourt, the Board was informed that the firm received an annual fee of 0.08% for the Core Fixed
Income and U.S. Corporate Fixed Income Portfolios and 0.12% for the ESG Growth and Catholic SRI Growth Portfolios,
noting that the higher fees for the ESG Growth and Catholic SRI Growth Portfolios were intended to compensate the firm for the additional work of applying the necessary ESG-related screens to the investment portfolios, and that these fees were substantially lower than the comparable industry average fees.
With respect to Breckinridge, the Board was informed that the firm received an annual fee of 0.125% for each of the
Portfolios it serves, and that this fee was substantially lower than the comparable industry average fees.

HC CAPITAL TRUST
Additional Information (concluded) — June 30, 2024
With respect to CLIM, the Board was informed that the firm receives an annual fee of 0.45% for each of the Corporate
Opportunities, Intermediate Term Municipal Bond and Intermediate Term Municipal Bond II Portfolio, an annual fee ranging from 0.80% to 0.40%, depending on asset levels, for each of the International Equity and Institutional International Equity
Portfolios, which resulted in an effective fee of 0.51% for The Institutional International Equity Portfolio, and an annual fee ranging from 1.00% to 0.50%, depending on asset levels for The Emerging Markets Portfolio. The Board was informed that some of these fees were higher than the closest comparable industry average fees and others were lower, but that the comparative fees were not necessarily directly comparable as they did not reflect advisors managing the type of closed-end fund strategies employed by CLIM, for which no comparable fee data was available.
With respect to Insight, the Board was informed that the Firm is entitled to an annual fee ranging from 0.25% to 0.15%, depending on asset levels, which resulted in an effective fee of 0.16% for 2022, and that this fee was substantially lower than the comparable industry average fees.
With respect to Parametric, the Board was informed that the firm’s fees varies according to strategy. The Board noted
that fees for the Liquidity Strategy use a breakpoint schedule starting at a rate of 0.15%, but also include an additional flat fee of $10,000 per Portfolio per year (which is waived for periods when no assets are being managed in a given Portfolio), and that for most Portfolios in which assets were being managed using this strategy, the effective fee paid was lower than comparable industry averages, although in some cases, the effect of the flat fee component on relatively small asset allocations caused the resulting fee to be higher than industry averages when these fees were expressed as percentages of assets. The Board was also informed that fees for the Targeted Strategy are 0.05% with an additional flat fee of $5,000 per Portfolio per year (which is waived for years when no assets are being managed in a given Portfolio), and that for each Portfolio in which assets were being managed using this strategy, the effective fee paid was lower than comparable industry averages. The Board also noted that fees for the Tax-Managed Custom Core Strategy use a breakpoint schedule starting at a rate of 0.10%, and that for each Portfolio in which assets were being managed using this strategy, the effective fee paid was lower than comparable industry averages. With respect to the Options Overlay Strategy, the Board was informed that Portfolios using this strategy pay a flat fee per month in which such strategy is employed and that in some cases, depending on the level of assets committed to the strategy, Portfolios paid a higher fee than industry averages for their asset class when these fees were expressed as percentages of assets.

HC CAPITAL TRUST
8/24
Trustees
GEOFFREY A. TRZEPACZ*
JOHN M. DYER
JARRETT B. KLING
R. RICHARD WILLIAMS
RICHARD W. WORTHAM III
* ‘Interested Person’ as that term is defined in the Investment Company Act of 1940.
Investment Adviser
HC Capital Solutions
Five Tower Bridge
300 Barr Harbor Drive, 5th Floor
West Conshohocken, PA 19428
Administrator
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Distributor
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7018
Independent Registered Public Accounting Firm
Grant Thornton LLP
Two Commerce Square
2001 Market Street, Suite 700
Philadelphia, PA 19103
Custodian
State Street Bank and Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (“the Act”) (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Code of Ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.
(b) Certifications pursuant to Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HC Capital Trust

By (Signature and Title)   /s/Geoffrey Trzepacz, Principal Executive Officer

Date  September 24, 2024_______________________________________________________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/Colette Bergman, Principal Financial Officer

Date     September 24, 2024 __________________________________________________________________